Exhibit 99.9

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
300001602	135313	01/13/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/15/2015
Substantial verified employment history - CPA letter confirms 12 years of self employment.
 ; Substantial verified reserves - 59 months of verified PITI reserves based on subject PITI. 12 month reserve requirement is satisfied. Sufficient reserves verified to cover 6 months on 2 additional financed properties.

4/23/15 - Received two printouts from the County government website (bottom of pages reflect website address) that reflects evidence of recording based on recording date, deed book and page for the subject Second home.  Mailing address matches to the borrower primary residence. Evidence of recording confirmed.  DEED 0049 Exception Cleared.

4/23/15 - Received two printouts from the County government website (bottom of pages reflect website address) that reflects evidence of recording based on recording date, deed book and page for the subject Second home.  Mailing address matches to the borrower primary residence. Evidence of recording confirmed.  DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300001602	135314	01/13/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $750,000 is supported. No post closing CDA is provided.	09/16/2015
Substantial verified employment history - CPA letter confirms 12 years of self employment.
 ; Substantial verified reserves - 59 months of verified PITI reserves based on subject PITI. 12 month reserve requirement is satisfied. Sufficient reserves verified to cover 6 months on 2 additional financed properties.
											1/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	1/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300001602	135533	01/15/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 (pg 101) is signed but not dated. Unable to determine lender approval date.	09/16/2015
Substantial verified employment history - CPA letter confirms 12 years of self employment.
 ; Substantial verified reserves - 59 months of verified PITI reserves based on subject PITI. 12 month reserve requirement is satisfied. Sufficient reserves verified to cover 6 months on 2 additional financed properties.
											1/26/15 - Received underwriter signed 1008. DTI of 40.80% agrees with the DTI presented in the original loan file. APRV 0003 Exception Cleared.	1/26/15 - Received underwriter signed 1008. DTI of 40.80% agrees with the DTI presented in the original loan file. APRV 0003 Exception Cleared.	Funded	A	A	A	A	A
300001602	135534	01/15/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of loan application date.	04/23/2015
Substantial verified employment history - CPA letter confirms 12 years of self employment.
 ; Substantial verified reserves - 59 months of verified PITI reserves based on subject PITI. 12 month reserve requirement is satisfied. Sufficient reserves verified to cover 6 months on 2 additional financed properties.

4/23/15 - Received response from lender of: "HUD Booklet". Received 10 page document reflected both unexecuted and executed copy of lender Conventional Multiple Page Disclosure that reflects borrower acknowledgment of receipt of the Special Information Handbook (pg. 2/3, center statement). COMP 0038 Exception Cleared.

4/23/15 - Received response from lender of: "HUD Booklet". Received 10 page document reflected both unexecuted and executed copy of lender Conventional Multiple Page Disclosure that reflects borrower acknowledgment of receipt of the Special Information Handbook (pg. 2/3, center statement). COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300001602	135537	01/15/2015	Property	Property Type is prohibited	PROP 0002	1	Closed
Per Sales Contract addendum (pg 80, 95) subject is being sold subject to existing Vacation Rental agreements. No copy of these agreements were provided. Need evidence that any existing rental agreements have been cancelled. Guidelines state no agreements allowed which give a management firm control over occupancy of a property. Unable to confirm. Subject was approved as Second Home. Investment properties not allowed per lender guidelines.
									09/15/2015
Substantial verified employment history - CPA letter confirms 12 years of self employment.
 ; Substantial verified reserves - 59 months of verified PITI reserves based on subject PITI. 12 month reserve requirement is satisfied. Sufficient reserves verified to cover 6 months on 2 additional financed properties.

4/23/15 - Received lender rebuttal of: "In reference to the Vacation Rental Addendum to the contract, this was required. Because the seller had on occasion rented out the subject property and the subject property is located in a vacation area, the Realtor was held to the requirements of Chapter 42A of the North Carolina Vacation Rental Act per the enacted legislation of the North Carolina General Assembly 42A-2 Purpose and scope of act.  The General Assembly finds that the growth of the tourism industry in North Carolina has led to a greatly expanded market of privately owned residences that are rented to tourists for vacation, leisure, and recreational purposes. Rental transactions conducted by the owners of these residences or licensed real estate brokers acting on their behalf present unique situations not normally found in the rental of primary residences for long terms, and therefore make it necessary for the General Assembly to enact laws regulating the competing interests of landlords, real estate brokers, and tenants. (1999-420, s. 1.  There are no current rental agreements on the subject property, but this does not relieve the Realtors responsibility to have the addendum attached. The contract does not require the borrower to use the property as a rental, but rather, had there been a lease in place, it would force the new owner to honor it until it expired." ** PROP 0002 Exception Cleared

4/23/15 - Received lender rebuttal of: "In reference to the Vacation Rental Addendum to the contract, this was required. Because the seller had on occasion rented out the subject property and the subject property is located in a vacation area, the Realtor was held to the requirements of Chapter 42A of the North Carolina Vacation Rental Act per the enacted legislation of the North Carolina General Assembly 42A-2 Purpose and scope of act.  The General Assembly finds that the growth of the tourism industry in North Carolina has led to a greatly expanded market of privately owned residences that are rented to tourists for vacation, leisure, and recreational purposes. Rental transactions conducted by the owners of these residences or licensed real estate brokers acting on their behalf present unique situations not normally found in the rental of primary residences for long terms, and therefore make it necessary for the General Assembly to enact laws regulating the competing interests of landlords, real estate brokers, and tenants. (1999-420, s. 1.  There are no current rental agreements on the subject property, but this does not relieve the Realtors responsibility to have the addendum attached. The contract does not require the borrower to use the property as a rental, but rather, had there been a lease in place, it would force the new owner to honor it until it expired." ** PROP 0002 Exception Cleared
													Funded	A	A	A	A	A
300001602	135538	01/15/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Mortgage (pg 114) on vacant land reflects a payment history of 1x30 in 8/2013. No explanation provided. Borrower reports this as business paid, however debt is shown on personal credit report. No mortgage lates permitted in prior 24 months per lender guidelines.
									09/15/2015
Substantial verified employment history - CPA letter confirms 12 years of self employment.
 ; Substantial verified reserves - 59 months of verified PITI reserves based on subject PITI. 12 month reserve requirement is satisfied. Sufficient reserves verified to cover 6 months on 2 additional financed properties.

7/30/15 - Received response from lender of: "Per the amended/corrected tax returns for 2013 documents accurately that the corporation pays for the property in NC. This is not a mortgage loan. ** Per guidelines: "The housing payment history must reflect no payments 30 or more days past due in the most recent 24 months". Credit report (pg 114) indicates loan type for  land listed on the real estate schedule of the Final 1003 Application (pg 294) is "Secured", thus confirms not a mortgage loan that would be considered in the housing payment history. CRED 0001 Exception Cleared.

7/30/15 - Received response from lender of: "Per the amended/corrected tax returns for 2013 documents accurately that the corporation pays for the property in NC. This is not a mortgage loan. ** Per guidelines: "The housing payment history must reflect no payments 30 or more days past due in the most recent 24 months". Credit report (pg 114) indicates loan type for  land listed on the real estate schedule of the Final 1003 Application (pg 294) is "Secured", thus confirms not a mortgage loan that would be considered in the housing payment history. CRED 0001 Exception Cleared.
													Funded	A	A	A	A	A
300001602	135539	01/15/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Income documentation is deficient for the following:  1) 1125E attachment to 2013 1120S returns (pg 500) reflects no compensation officers. Page 1 of returns (pg 495) lists compensation to officers. No detail of this was provided. 2) Per 2013 1120S returns (pg 498) the business has short term debt. No evidence provided that this debt was fully renewable. 2013 income would need to be reduced by this amount which would result in a large negative income. Evidence this debt is not due within 12 months and is fully renewable must be provided. Lender or review income does not reflect this deduction. Borrower does not qualify if this documentation cannot be confirmed.
									09/15/2015
Substantial verified employment history - CPA letter confirms 12 years of self employment.
 ; Substantial verified reserves - 59 months of verified PITI reserves based on subject PITI. 12 month reserve requirement is satisfied. Sufficient reserves verified to cover 6 months on 2 additional financed properties.

7/30/15 - Received response from lender of: "Amended returns and W2s and corporate returns". Attached is a copy of the borrowers 2013 W2s and 2013 Amended 1120S Business Tax Returns. ** Amended 2013 1120S business tax returns reflects mortgage, notes, bonds payable in 1 year or more. No Mortgages, notes, bonds payable less than 1 year, which confirms debt is not due within 12 months. Letter of explanation was presented in the original loan file (pg 489). Pg 1 Line #7 reflects compensation to officers, which corresponds with 2013 W2 income. CRED 0082 Exception Cleared.

7/30/15 - Received response from lender of: "Amended returns and W2s and corporate returns". Attached is a copy of the borrowers 2013 W2s and 2013 Amended 1120S Business Tax Returns. ** Amended 2013 1120S business tax returns reflects mortgage, notes, bonds payable in 1 year or more. No Mortgages, notes, bonds payable less than 1 year, which confirms debt is not due within 12 months. Letter of explanation was presented in the original loan file (pg 489). Pg 1 Line #7 reflects compensation to officers, which corresponds with 2013 W2 income. CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300001602	135540	01/15/2015	Compliance	Loan DTI exceeds 43%	QMATR 0002	1	Closed
Lender approved DTI of 40.8%. Review DTI of 52.96% exceeds maximum allowed of 43%. Lender included rental income from investment property. This lease income cannot be supported and was not included in qualifying.
									09/15/2015
Substantial verified employment history - CPA letter confirms 12 years of self employment.
 ; Substantial verified reserves - 59 months of verified PITI reserves based on subject PITI. 12 month reserve requirement is satisfied. Sufficient reserves verified to cover 6 months on 2 additional financed properties.

7/30/15 - Received response from lender of: "Documentation in the file supports that the funds for the payment to the Bank is transferred from the corporation to the borrowers personal account and then paid from there. Additionally, Payments to Creditors (List Provided) are made by the corporation. These are also reflected on the tax returns. I have highlighted a years worth of statements showing the corporation pays for these items, along with the internal banking transfers to the borrower to cover the payment to the Bank". Attached is a letter dated 12/18/14 from borrower that states: "Please allow this letter to confirm that the monthly payment due on the mortgage note is paid by my business. I receive a monthly rent payment from my business, this is received via internal bank transfer from my business account, into my personal account. I then write a check off of my personal account for the payment due". Included is County tax cert reflecting borrower with other 3rd party as owners. Property is zoned for commercial use. Bank statements to evidence 12 months lease payments to borrower from business account and loan payment history from 1/1/13 through 12/22/14 included. ** No exception cleared. Borrowers 2013 Schedule E (pg 554) does not provide commercial property address, no rents received, and mortgage interest reported. Altered Schedule E with handwritten address (pg 491), is insufficient. Amended/filed tax returns are required for any corrections. Mortgage payment history (pg 172) does not specify property address and reflects a greater amount of mortgage interest paid in 2013 than what is reported in the borrowers 1040 tax returns. Missing copy of executed lease and evidence of 24 months 0x30 payment history for commercial property that provides the property address. QMATR 0002 Exception Remains.;
 8/5/15 - Received a copy of the executed lease agreement for Schedule E commercial property confirming the rental amount effective 9/1/09 and is renewed annually. Remedy posted to CRED 0096 Exception includes a property history report for the Schedule E commercial property. Included is a Real Property Report for Schedule E commercial property reflecting Borrower and non-borrowing spouse as Owners, Borrower as Buyer, Contract date 9/12/15, and Recording date 9/19/15. ** Letter of explanation (pg 490) presented in the original loan files states Borrower donated the space to a non-profit in 2013, thus explains no rental income received. Property reports confirm payment history presented in the original loan file (pg 172) is for Schedule E commercial property. Lease supports rent received. Loan file provides evidence of 12 months of electronic ACH debits from the Business account to Borrower.  Rental income included for qualifying. DTI 38.79% is within program max of 40%. QMATR 0002 Exception Cleared.

8/5/15 - Received a copy of the executed lease agreement for Schedule E commercial property confirming the rental amount effective 9/1/09 and is renewed annually. Remedy posted to CRED 0096 Exception includes a property history report for the Schedule E commercial property. Included is a Real Property Report for Schedule E commercial property reflecting Borrower and non-borrowing spouse as Owners, Borrower as Buyer, Contract date 9/12/15, and Recording date 9/19/15. ** Letter of explanation (pg 490) presented in the original loan files states Borrower donated the space to a non-profit in 2013, thus explains no rental income received. Property reports confirm payment history presented in the original loan file (pg 172) is for Schedule E commercial property. Lease supports rent received. Loan file provides evidence of 12 months of electronic ACH debits from the Business account to Borrower.  Rental income included for qualifying. DTI 38.79% is within program max of 40%. QMATR 0002 Exception Cleared.
													Funded	A	A	A	A	A
300001602	135547	01/15/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Final 1003 (pg 294) reflects investment property with reported rental income. No actual lease provided, however an undated letter signed by borrower on behalf of her business indicates that the business is paying rent for this property. Lease payments were documented with copies of bank statements showing transfers into borrowers personal account (pg 190, 192). 2013 Sch E (pg 554) reflects no property address and shows no income only expenses. 2012 Sch E (pg 581) reflects no address and shows income with no expenses.  Lender indicates mortgage statement (pg 172) is for this same investment property, however bank document indicates this lien is a junior lien on owner occupied property.  Borrower claims interest on 2013 tax returns for this property, however bank ledger interest paid in 2013 does not agree.  Bank ledger (pg 172) and Sch E for both years reflect no addresses connecting these documents to the property.  Lender provided email explanation (pg 490) with altered Sch E (pg 491) reflecting a handwritten address to match.  Full PITI of this property was documented in the file, however no formal lease document in file.  Lease income of  cannot be fully documented and status of property cannot be confirmed due to multiple discrepancies in the file.
									09/15/2015
Substantial verified employment history - CPA letter confirms 12 years of self employment.
 ; Substantial verified reserves - 59 months of verified PITI reserves based on subject PITI. 12 month reserve requirement is satisfied. Sufficient reserves verified to cover 6 months on 2 additional financed properties.

7/30/15 - Received response from lender of: "Documentation in the file supports that the funds for the payment to the Bank is transferred from the corporation to the borrowers personal account and then paid from there. Additionally, Payments to Creditors (List Provided) are made by the corporation. These are also reflected on the tax returns. I have highlighted a years worth of statements showing the corporation pays for these items, along with the internal banking transfers to the borrower to cover the payment to the Bank". Attached is a letter dated 12/18/14 from borrower that states: "Please allow this letter to confirm that the monthly payment due on the mortgage note is paid by my business. I receive a monthly rent payment from my business, this is received via internal bank transfer from my business account, into my personal account. I then write a check off of my personal account for the payment due". Included is County tax cert reflecting borrower with other 3rd party as owners. Property is zoned for commercial use. Bank statements to evidence 12 months lease payments to borrower from business account and loan payment history from 1/1/13 through 12/22/14 included. ** No exception cleared. Borrowers 2013 Schedule E (pg 554) does not provide commercial property address, no rents received, and mortgage interest reported. Altered Schedule E with handwritten address (pg 491), is insufficient. Amended/filed tax returns are required for any corrections. Mortgage payment history (pg 172) does not specify property address and reflects a greater amount of mortgage interest paid in 2013 than what is reported in the borrowers 1040 tax returns. Missing copy of executed lease and evidence of 24 months 0x30 payment history for commercial property that provides the property address. CRED 0096 Exception Remains.;
 8/5/15 - Received a copy of the executed lease agreement for Schedule E commercial property confirming the rental amount effective 9/1/09 and is renewed annually (Reference QMATR 0002 Stip 8/5). Attached is a Property History Report for the Schedule E commercial property. Included is a Real Property Report for Schedule E commercial property reflecting Borrower and non-borrowing spouse as Owners, Borrower as Buyer, Contract date 9/12/15, and Recording date 9/19/15. ** Letter of explanation (pg 490) presented in the original loan files states Borrower donated the space to a non-profit in 2013, thus explains no rental income received. Property reports confirm payment history presented in the original loan file (pg 172) is for Schedule E commercial property. Lease supports rent received, which is renewed annually. Loan file provides evidence of 12 months of electronic ACH debits from the Business account to Borrower.  Rental income included for qualifying is fully documented. CRED 0096 Exception Cleared.

8/5/15 - Received a copy of the executed lease agreement for Schedule E commercial property confirming the rental amount effective 9/1/09 and is renewed annually (Reference QMATR 0002 Stip 8/5). Attached is a Property History Report for the Schedule E commercial property. Included is a Real Property Report for Schedule E commercial property reflecting Borrower and non-borrowing spouse as Owners, Borrower as Buyer, Contract date 9/12/15, and Recording date 9/19/15. ** Letter of explanation (pg 490) presented in the original loan files states Borrower donated the space to a non-profit in 2013, thus explains no rental income received. Property reports confirm payment history presented in the original loan file (pg 172) is for Schedule E commercial property. Lease supports rent received, which is renewed annually. Loan file provides evidence of 12 months of electronic ACH debits from the Business account to Borrower.  Rental income included for qualifying is fully documented. CRED 0096 Exception Cleared.
													Funded	A	A	A	A	A
300005756	147139	02/21/2015	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed
Missing Construction Contract signed by borrower and contractor or detail of cost to construct as required by lender guidelines.  No estimate of borrower cost to construct were provided. Additionally, documentation of lot acquisition must be verified with copy of HUD from purchase.
									09/15/2015	Excellent verified housing payment history - Borrower has multiple mortgages with all reflecting satisfactory payment records with a total of 68 consecutive months reviewed all paid 0x30.
3/4/15 - Received email from lender stating: "This loan falls under the limited cash out refinance and not as a construct to perm. Lender does not do true construct to perm loans, thus where guidelines are not specific, Lender will follow Agency. Acquisition cost documentation referenced in Lenders guideline (pg. 1-6 to 1-7) are for true construction to perm loans. Land was originally purchased by the borrowers in 2012 and then a DOT was placed by the lender in 12/2013 that is being paid off, thus greater than 12 months out, thus appraisal value is used for LTV, and not construction draw schedule or other supporting documentation is necessary. Please remove condition regarding construction contracts".  ** Acquisition cost breakdown is not required and LTV based off appraised value.  Agree to clear exception.  CR 0005 Exception Cleared.

3/4/15 - Received email from lender stating: "This loan falls under the limited cash out refinance and not as a construct to perm. Lender does not do true construct to perm loans, thus where guidelines are not specific, Lender will follow Agency. Acquisition cost documentation referenced in Lenders guideline (pg. 1-6 to 1-7) are for true construction to perm loans. Land was originally purchased by the borrowers in 2012 and then a DOT was placed by the lender in 12/2013 that is being paid off, thus greater than 12 months out, thus appraisal value is used for LTV, and not construction draw schedule or other supporting documentation is necessary. Please remove condition regarding construction contracts".  ** Acquisition cost breakdown is not required and LTV based off appraised value.  Agree to clear exception.  CR 0005 Exception Cleared.
													Funded	A	A	A	A	A
300005756	147140	02/21/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	03/06/2015	Excellent verified housing payment history - Borrower has multiple mortgages with all reflecting satisfactory payment records with a total of 68 consecutive months reviewed all paid 0x30.
3/3/15 - Received copy of letter from Lenders that states "I reviewed all fraud alerts and did not find any items that needed additional attention. ** CRED 0089 Exception not cleared. Copy of Fraud Report was not attached. Please re-post with copy of clear Fraud Report.;
3/5/15 - Received fraud report ordered with Credit Bureau. Report provided does not have necessary occupancy, income/employment, third party and property validation checks, is only 2 pages total and has an overall score of 467. No exception cleared. Please provide an acceptable fraud report with occupancy, income/employment, third party and property validation checks and with all alerts satisfactorily addressed. Typically we have received Fraud Guard report and Drive report in the past. CRED 0089 Exception Remains.;
 3/6/15 - Received full fraud report with all alerts satisfactorily addressed (using documentations in file). CRED 0089 Exception Cleared.
												3/6/15 - Received full fraud report with all alerts satisfactorily addressed (using documentations in file). CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300005756	147194	02/22/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									04/06/2015	Excellent verified housing payment history - Borrower has multiple mortgages with all reflecting satisfactory payment records with a total of 68 consecutive months reviewed all paid 0x30.
3/3/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number is not referenced on the Mortgage / Deed of Trust, thus cannot be confirmed on the DOT.  Additionally there is inconsistencies on the APN number between the Appraisal (pg. 663) and title in file (pg. 456 #2/Note).  Deed of Trust will need to be corrected and re-recorded to include the correct APN number. This has been confirmed with the Client as well. DEED 0049 Exception Remains.
3/20/15 - Received an amendment to the appraisal per the supplemental addendum which states the an extra digit was added to the APN at the request of the lender. APN number was updated on first page of appraisal to agree with the title APN number in file (pg. 456 #2/Note).  Recorded copy of Mortgage Deed of Trust received on 3/3/15 does not reflect an APN and thus cannot be confirmed. Deed of Trust will need to be corrected and re-recorded to include the correct APN number. This has been confirmed with the Client as well. DEED 0049 Exception Remains.
 4/6/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and Rider (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed with an amended Appraisal and addenda with comment that APN number was updated to include an additional digit to the APN number. Appraisal, Mortgage and Title APN match.  DEED 0049 Exception Cleared.

4/6/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and Rider (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed with an amended Appraisal and addenda with comment that APN number was updated to include an additional digit to the APN number. Appraisal, Mortgage and Title APN match.  DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300005756	147196	02/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $910,000 is supported. No post closing CDA provided.	09/16/2015	Excellent verified housing payment history - Borrower has multiple mortgages with all reflecting satisfactory payment records with a total of 68 consecutive months reviewed all paid 0x30.
2/24/15 - Received copy of email correspondence between lender and the Client stating "First Appraisal" is supported. ** No Exception Cleared.  Missing 3rd Party Appraisal analysis (CDA) to reflect value of $910,000 is supported. APPR 0040 Exception Remains.;
 2/25/15 - Received 3rd Party Desk Review that reflects original appraisal value of $910,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

2/25/15 - Received 3rd Party Desk Review that reflects original appraisal value of $910,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300005756	147199	02/22/2015	Compliance	Right of Rescission is not executed by Title Holder(s)	ROR 0004	1	Closed	Right to Cancel form (pg 435) is signed only by borrower. Missing Right to Cancel form signed by non-borrowing spouse.	03/04/2015	Excellent verified housing payment history - Borrower has multiple mortgages with all reflecting satisfactory payment records with a total of 68 consecutive months reviewed all paid 0x30.
3/4/15 - Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for execution with re-opened rescission period.  A new H9 ROR is provided and executed by the two title holders and dated in receipt on 2/25/2015.  New ROR reflects a rescission expiration date of 02/28/15. New re-opened rescission period has lapsed.  ROR 0004 Exception Cleared.;

3/4/15 - Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for execution with re-opened rescission period.  A new H9 ROR is provided and executed by the two title holders and dated in receipt on 2/25/2015.  New ROR reflects a rescission expiration date of 02/28/15. New re-opened rescission period has lapsed.  ROR 0004 Exception Cleared.;
													Funded	A	A	A	A	A
300005756	147200	02/22/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 435) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.
									03/04/2015	Excellent verified housing payment history - Borrower has multiple mortgages with all reflecting satisfactory payment records with a total of 68 consecutive months reviewed all paid 0x30.
3/4/15 - Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for execution with re-opened rescission period.  A new H9 ROR is provided and executed by the two title holders and dated in receipt on 2/25/2015.  New ROR reflects a rescission expiration date of 02/28/15. New re-opened rescission period has lapsed.  ROR 0011 Exception Cleared.;

3/4/15 - Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for execution with re-opened rescission period.  A new H9 ROR is provided and executed by the two title holders and dated in receipt on 2/25/2015.  New ROR reflects a rescission expiration date of 02/28/15. New re-opened rescission period has lapsed.  ROR 0011 Exception Cleared.;
													Funded	A	A	A	A	A
300005756	147201	02/22/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	09/16/2015	Excellent verified housing payment history - Borrower has multiple mortgages with all reflecting satisfactory payment records with a total of 68 consecutive months reviewed all paid 0x30.	3/3/15 - Received letter from Lender stating no affiliated business relationships. COMP 0006 Exception cleared.	3/3/15 - Received letter from Lender stating no affiliated business relationships. COMP 0006 Exception cleared.	Funded	A	A	A	A	A
300005756	147205	02/22/2015	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed
Appraisal was completed Subject To Completion per Plans. Appraiser provided a 442 (pg 639) with photos indicated multiple items were not completed. A second 442/inspection was completed (pg 652) which indicated the home was complete except for the completion of the basement theater room. Additionally no landscaping has been completed. No cost to complete was provided. Subject was not fully completed at time of final inspection. No copy of construction contract was provided to determine if all parts of contract were completed.
									07/29/2015	Excellent verified housing payment history - Borrower has multiple mortgages with all reflecting satisfactory payment records with a total of 68 consecutive months reviewed all paid 0x30.
3/4/15 - Received a cover letter from the Appraiser stating: " At the time the second re inspection of the Borrower home on 02/10/15, the home as complete with the exception of a basement theater room, which still needed flooring installed, the cabinetry completed, some wiring/light fixtures completed and trim completed. As stated above, the rest of the home is entirely done, and the incomplete items in the theater room have no effect on the value of the home." No exception cleared. Provide final inspection reflecting subject is fully completed. APPR 0032 Exception Remains.;
3/5/15 - Received response from lender stating: "In reference to the appraisal and the landscaping, this property is in Arizona and regionally, they have dirt and rocks and do not typically landscape as part of the home building package as builders and consumers do in other parts of the country. Please remove the following suspense items. This appraisal has been reviewed and accepted by the Client" Agree to waive landscape completion due to it does not affect the ability to obtain an occupancy permit. Exception partially cleared. Still missing final 442 inspection reflecting subject is fully completed including completion of the basement theater room. APPR 0032 Exception Remains.;
4/13/15 - Received a call from lender regarding the lack of completed theater room in basement. Sent email to Lender stating: "Appraiser gave value to the basement.  Statement (pg. 365) in comments for sales comparison was: "The subject has a basement with bedroom, den, bath, game room and theater room.  The basement is finished in a manner similar to the rest of the home.  Comps 1, 4, 5 and 6 were adjusted for not having basements.  Comps 2 and 7 were adjusted for having smaller basements and Comp 3 was considered to have a similar basement to the subject".  Because value was given, a final 442 inspection with photos is required".;
5/21/15 - Received email request from lender to: "please have appraisal condition elevated directly to the Client".;
5/22/15 - Spoke with the Client. The Client confirmed that a final 442 inspection with photos is required to confirm that basement is fully completed.;
6/8/15 - Received lender response of: "Please see addendum with notes for the Due Diligence Firm to review." Received previously provided documents: 1) A cover letter from the Appraiser stating: "At the time the second re inspection of the Borrowers home  on 02/10/15, the home was complete with the exception of a basement theater room, which still needed flooring installed, the cabinetry completed, some wiring/light fixtures completed and trim completed. As stated above, the rest of the home is entirely done, and the incomplete items in the theater room have no effect on the value of the home." 2) Original appraisal. Appraiser gave value to the basement. Statement (pg 3) in comments for sales comparison was: "The subject has a basement with bedroom, den, bath, game room and theater room.  The basement is finished in a manner similar to the rest of the home.  Comps 1, 4, 5 and 6 were adjusted for not having basements.  Comps 2 and 7 were adjusted for having smaller basements and Comp 3 was considered to have a similar basement to the subject". No exception cleared. A final 442 inspection with photos is required to confirm that basement is fully completed. This has been confirmed with the Client. APPR 0032 Exception Remains.;
6/24/15 - Received phone call from lender. Lender stated appraiser was sent for re-inspection with appraiser noting that the theater room was complete but no carpet is installed with estimated cost to cure of $2000 or less. Waiting on receipt of re-inspection and final photos to confirm completion.
Client confirmed on 07/01/15 that Final 442 is required with Final photos. APPR 0032 Exception Remains.;
7/29/15 - Received Final 442 Inspection Report with Final photos. APPR 0032 Exception Cleared.

												7/29/15 - Received Final 442 Inspection Report with Final photos. APPR 0032 Exception Cleared.	Funded	A	A	A	A	A
300005756	147223	02/22/2015	Property	Appraisal is Incomplete	APPR 0002	2	Acknowledged
UPDATED EXCEPTION: Appraisal is deficient for the following: 1) No cost approach was provided by appraiser. Appraiser states that cost approach was not required by Agency Subject is not a Agency loan request. Cost approach should be provided or acceptable reason stated for omission.

UPDATED EXCEPTION: Appraisal is deficient for the following: 1) No cost approach was provided by appraiser. Appraiser states that cost approach was not required by Agency. Subject is not a Agency loan request. Cost approach should be provided or acceptable reason stated for omission. 2)  No Lender review provided in file, however email (pg 12) indicates a review was performed. Missing copy of Lender appraisal review.

 ORIGINAL EXCEPTION: Appraisal is deficient for the following: 1) No cost approach was provided by appraiser. Appraiser states that cost approach was not required by Agency. Subject is not a Agency loan request. Cost approach should be provided or acceptable reason stated for omission. 2)  No Lender review provided in file, however email (pg 12) indicates a review was performed. Missing copy of Lender appraisal review.  3) Appraisal was completed "Subject To Completion per Plans", however no copy of Plans and Spec were provided in the appraisal report.
										Excellent verified housing payment history - Borrower has multiple mortgages with all reflecting satisfactory payment records with a total of 68 consecutive months reviewed all paid 0x30.
3/5/15 - Received response from lender stating: "Please see the attached email from Due Diligence Firm clearing the construction contracts. Please remove suspense items that reference this. Please remove the following suspense items. This appraisal has been reviewed and accepted by the Client." Updating exception to reflect the following:

UPDATED EXCEPTION: Appraisal is deficient for the following: 1) No cost approach was provided by appraiser. Appraiser states that cost approach was not required by Agency. Subject is not an Agency loan request. Cost approach should be provided or acceptable reason stated for omission. 2)  No Lender review provided in file, however email (pg 12) indicates a review was performed. Missing copy of Lender appraisal review.  APPR 0002 Exception Remains;
3/6/15 - Received e-mail from Lender which states: "The lender review IS the Client review. The email is from Lender and our client relations representative, (Name Provided). There was no other lender appraisal review other than the one from the Client and that is what the email is referencing. Please update the condition." Agree. The e-mail in question which mentions a lender review was performed (pg 12) is dated 01/22/15 which is the same date as when the Client sent an appraisal status confirmation e-mail stating First Appraisal is supported. Final HUD (pg 387) reflects a $100 fee charged for Final Inspection on line item 808 and an additional $100 fee charged for another Final Inspection on line item 809 which matches the two 442s found in file. There is no lender review fee charged on Final HUD. Updating exception to state the following:

UPDATED EXCEPTION: Appraisal is deficient for the following: 1) No cost approach was provided by appraiser. Appraiser states that cost approach was not required by Agency. Subject is not an Agency loan request. Cost approach should be provided or acceptable reason stated for omission.  APPR 0032 Exception Remains.;

3/20/15 - Received an amendment to the appraisal as part of DEED 0049 Exception per the supplemental addendum which states the an extra digit was added to the APN at the request of the lender. APN number was updated on first page of appraisal to agree with the title APN number in file (pg. 456 #2/Note).;
5/21/15 - Received email request from lender stating: "Client has stated on numerous occasions that the Client falls to Agency where the guides are silent and no cost approach should be fine. The statement that says that cost approach is not required by Agency is hard coded into the appraisal software as almost all single family appraisals have this on the appraisal". ** Best practice is to have appraiser address reason for omission of cost approach. ** Override to EV2 level as risk is not elevated due to the lack of a comment. APPR 0002 Exception Overridden to EV2 level.

												Mitigated Risk: Borrower has multiple mortgages with all reflecting satisfactory payment records with a total of 68 consecutive months reviewed all paid 0x30.	Funded	B	B	B	B	B
300005756	147224	02/22/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Value of $910,000 is not adequately supported and based on review appears to be over valued for the area. Subject value of $910,000 is above predominate value of $490,000. Subject is 85.7% above predominate value. Appraiser exceeded 1 mile distance guideline for the two most distant comps (#5 and 7) which also have the highest sales price at $890,000. Based on comparables provided appraiser was unable to find any nearby comps which had comparable value to subject. Subject value of $910,000 is not bracketed on the upper end by any comps provided. Comps range from $780,000 to $880,000.  Comparables used by appraiser have excessive line adjustments for Comps 1, 4, 5 and 6 and excessive Gross adjustments on Comp 1, 4, 5 and 6. Excessive adjustments could indicate subject is not similar to to other homes in the area. Value of $910,000 is not supported by appraisal report. No lender review provided.
									02/25/2015	Excellent verified housing payment history - Borrower has multiple mortgages with all reflecting satisfactory payment records with a total of 68 consecutive months reviewed all paid 0x30.
2/25/15 - Received 3rd Party Desk Review that reflects original appraisal value of $910,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. Subject value is above the predominate value of $490,000 but is within the high range of $2.2M. APPR 0039 Exception Cleared.

2/25/15 - Received 3rd Party Desk Review that reflects original appraisal value of $910,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. Subject value is above the predominate value of $490,000 but is within the high range of $2.2M. APPR 0039 Exception Cleared.
													Funded	A	A	A	A	A
300005756	147256	02/22/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Asset documentation is deficient for the following: Missing source of large deposit to Bank account. Missing asset statements for Bank 2 account. Letter from borrower (pg 338) indicates a deposit into a Bank 2 account. Letter from borrower does not address deposit to Bank 1. Missing Terms of Withdrawal for 401k (pg 601).
									09/15/2015	Excellent verified housing payment history - Borrower has multiple mortgages with all reflecting satisfactory payment records with a total of 68 consecutive months reviewed all paid 0x30.
3/4/15 - Received response from lender which states: "The assets were backed out of the funds used and not included in asset calculations. The account is a Money Market (MMA), not a 401k, so it is not necessary to document access of funds." Final 1003 (pg 83) account balance used to qualify supports lender response that unsourced large deposit was backed out of the current balance. Exception partially cleared. Still missing terms of withdrawal for 401k account (pg 600). Per guides, Retirement account statements must identify the borrowers vested amount and the terms and conditions for funds withdrawal or loans. CRED 0083 Exception Remains.;
 3/5/15 - Received terms of withdrawal for 401k account. Lender also addressed the source of large deposit exception on 03/04/15 confirming that the assets were backed out of the funds used and not included in asset calculations which matches Final 1003 assets section. Unsourced large deposit was not needed for closing and not considered. Verified funds were reduced by the amount of the undocumented large deposit, and the remaining funds are sufficient for closing costs and financial reserves. CRED 0083 Exception Cleared.

3/5/15 - Received terms of withdrawal for 401k account. Lender also addressed the source of large deposit exception on 03/04/15 confirming that the assets were backed out of the funds used and not included in asset calculations which matches Final 1003 assets section. Unsourced large deposit was not needed for closing and not considered. Verified funds were reduced by the amount of the undocumented large deposit, and the remaining funds are sufficient for closing costs and financial reserves. CRED 0083 Exception Cleared.
													Funded	A	A	A	A	A
300005756	147272	02/22/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing 2012 W2 and current paystub. Lender provided 2013 W2 (pg 73) and a written VOE (pg 176) completed by family member which cannot be used in lieu of 2 years of W2s.	06/24/2015	Excellent verified housing payment history - Borrower has multiple mortgages with all reflecting satisfactory payment records with a total of 68 consecutive months reviewed all paid 0x30.
3/4/15 - Received 2012 W2s for Borrower to support the base income used to qualify. Exception partially cleared. Still missing current YTD paystub. Lender also attached 2012 W2 for Other Employer. CRED 0082 Exception Remains.;
5/20/15 - Received copy of 2014 K1 Borrower reflecting 100% ownership. The K1 is not completely legible. Unable to read print in Part III. No exception cleared. Provide current paystub. CRED 0082 Exception Remains.;
6/8/15 - Received lender response of: "Box 11 of K-1 shows 2014 salary." Received copy of 2014 K1 for Borrower reflecting 100% ownership. The K1 is not completely legible. No exception cleared. Missing is current YTD paystubs which is required as lender utilized W2 wages to qualify per Final 1003 (pg 83). CRED 0082 Exception Remains.;
 6/24/15 - Received response from lender of: "income information". Received a statement from lender of: "Based on the review of the K-1 and in collaboration with the management of the third party auditor and the client, the documentation provided is sufficient and this suspense item will be cleared". ** K-1, Box 11 reflects the annual salary earnings, thus no paystub is necessary as borrower is not considered a "wage-earner" but rather self employed. The total Box 11 earnings supports the income used in qualifying.  CRED 0082 Exception Cleared.

6/24/15 - Received response from lender of: "income information". Received a statement from lender of: "Based on the review of the K-1 and in collaboration with the management of the third party auditor and the client, the documentation provided is sufficient and this suspense item will be cleared". ** K-1, Box 11 reflects the annual salary earnings, thus no paystub is necessary as borrower is not considered a "wage-earner" but rather self employed. The total Box 11 earnings supports the income used in qualifying.  CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149672	03/17/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Note was signed Individually and as Trustee by Borrower and Spouse. Fraud report in file (pg 133) is for borrower only. Missing Fraud report on Spouse.	09/15/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/18/15 - Received response from lender that states: "The borrower is the only borrower on the loan and the subject property closed in the name of a trust. The spouse is not on the loan and therefore there will not be a Fraud Report, a 1003 with his signature, a credit report, etc. He signed the note and DOT as required by the trust that he is a 50% trustee in. Please see trust documents in the loan file that detail out the requirements of the trustee". Highlighted is a Note that states: "If there are co-trustees, the minimum number of currently acting trustee required to sign in order to exercise various powers of the trustees and to bind the Trust is: 2 which will amend the recorded copy of the Trust Certification in file (recorded on 12/31/2013 pg. 76) which reflects acting trustee required to sign in order to exercise various powers of the trustees and to bind the Trust is ONE (1).  ** No Exception Cleared.  Memorandum of Trust in file (pg. 10) dated 3/6/2015 reflects the borrowers to be: Borrower AND Spouse and further states the promissory Note will be executed by both Borrower and Spouse, individually AND the Trust as borrowers. Based on our understanding, if an individual executes the Note in an individual capacity they would be considered personally responsible as a guarantor of the Note. Thus, Spouse is considered a borrower and obligated on the Note. A full credit package for loan qualification is required along with initial disclosures, fraud report, credit report, 1003, income and employment documents (if applicable), etc. for all borrowers on a loan. Per Appendix Q, the income, employment and obligations of the borrower(s) must be considered for loan qualification prior to loan consummation (3/6/2015). Based on file documentation and the presented response, it appears this was not completed for Spouse nor can it be provided post-consummation. Suggest providing a re-executed Note with Spouse executing only as a Trustee, not as an individual and with evidence that Trust Memorandum and Certification will allow.  CRED 0089 Exception Remains.;
 3/30/15 - Lender provided a re-executed Note with 2nd title holder signing only as a Trustee. Document provided confirms Borrower is the only borrower on the loan thus fraud report is no longer required for Spouse. CRED 0089 Exception Cleared.

3/30/15 - Lender provided a re-executed Note with 2nd title holder signing only as a Trustee. Document provided confirms Borrower is the only borrower on the loan thus fraud report is no longer required for Spouse. CRED 0089 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149673	03/17/2015	Credit	Missing Final 1003 Application	APP 0001	1	Closed	No final 1003 in file. Note was signed Individually and as Trustee by Borrower and Spouse. No 1003 in file dated at closing reflecting both Borrower and Spouse as borrowers to match Note.	09/15/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/18/15 - Received same response from lender as for CRED 0089 Exception that states: "The borrower is the only borrower on the loan and the subject property closed in the name of a trust. The spouse is not on the loan and therefore there will not be a Fraud Report, a 1003 with his signature, a credit report, etc. He signed the note and DOT as required by the trust that he is a 50% trustee in. Please see trust documents in the loan file that detail out the requirements of the trustee". Included is an excerpt from the new Trust Certification in file with that highlights a Note that states: "If there are co-trustees, the minimum number of currently acting trustee required to sign in order to exercise various powers of the trustees and to bind the Trust is: 2.  This new Trust Certification will amend the recorded copy in file (recorded on 12/31/2013 pg. 76) which reflects acting trustee required to sign in order to exercise various powers of the trustees and to bind the Trust is ONE (1). ** No Exception Cleared.  Memorandum of Trust in file (pg. 10) dated 3/6/2015 reflects the borrowers to be: Borrower AND Spouse and further states the promissory Note will be executed by both Borrower and Spouse, individually AND the Trust as borrowers. Based on our understanding, if an individual executes the Note in an individual capacity they would be considered personally responsible as a guarantor of the Note. Thus, Spouse is considered a borrower and obligated on the Note. A full credit package for loan qualification is required along with initial disclosures, fraud report, credit report, 1003, income and employment documents (if applicable), etc. for all borrowers on a loan. Per Appendix Q, the income, employment and obligations of the borrower(s) must be considered for loan qualification prior to loan consummation (3/6/2015). Based on file documentation and the presented response, it appears this was not completed for the Spouse nor can it be provided post-consummation. Suggest providing a re-executed Note with Spouse executing only as a Trustee, not as an individual and with evidence that Trust Memorandum and Certification will allow.  APP 0001 Exception Remains;
 3/30/15 - Lender provided a re-executed Note with 2nd title holder signing only as a Trustee. Document provided confirms Borrower is the only borrower on the loan thus final 1003 for Spouse is no longer required. APP 0001 Exception Cleared.

3/30/15 - Lender provided a re-executed Note with 2nd title holder signing only as a Trustee. Document provided confirms Borrower is the only borrower on the loan thus final 1003 for Spouse is no longer required. APP 0001 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149674	03/17/2015	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed
Note was signed Individually and as Trustee by Borrower and Spouse. Initial 1003 in file (pg 95) dated 1/6/2015 is for borrower only. Missing Initial 1003 including co-borrower, Spouse, who signed Note.
									09/15/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/18/15 - Received same response from lender as for CRED 0089 Exception that states: "The borrower is the only borrower on the loan and the subject property closed in the name of a trust. The spouse is not on the loan and therefore there will not be a Fraud Report, a 1003 with his signature, a credit report, etc. He signed the note and DOT as required by the trust that he is a 50% trustee in. Please see trust documents in the loan file that detail out the requirements of the trustee". Included is an excerpt from the new Trust Certification in file with that highlights a Note that states: "If there are co-trustees, the minimum number of currently acting trustee required to sign in order to exercise various powers of the trustees and to bind the Trust is: 2.  This new Trust Certification will amend the recorded copy in file (recorded on 12/31/2013 pg. 76) which reflects acting trustee required to sign in order to exercise various powers of the trustees and to bind the Trust is ONE (1). ** No Exception Cleared.  Memorandum of Trust in file (pg. 10) dated 3/6/2015 reflects the borrowers to be: Borrower AND Spouse and further states the promissory Note will be executed by both Borrower and Spouse, individually AND the Trust as borrowers. Based on our understanding, if an individual executes the Note in an individual capacity they would be considered personally responsible as a guarantor of the Note. Thus, Spouse is considered a borrower and obligated on the Note. A full credit package for loan qualification is required along with initial disclosures, fraud report, credit report, 1003, income and employment documents (if applicable), etc. for all borrowers on a loan. Per Appendix Q, the income, employment and obligations of the borrower(s) must be considered for loan qualification prior to loan consummation (3/6/2015). Based on file documentation and the presented response, it appears this was not completed for Spouse nor can it be provided post-consummation. Suggest providing a re-executed Note with Spouse executing only as a Trustee, not as an individual and with evidence that Trust Memorandum and Certification will allow.  APP 0004 Exception Remains;
 3/30/15 - Lender provided a re-executed Note with 2nd title holder signing only as a Trustee. Document provided confirms Borrower is the only borrower on the loan thus initial 1003 for Spouse is no longer required. APP 0004 Exception Cleared.

3/30/15 - Lender provided a re-executed Note with 2nd title holder signing only as a Trustee. Document provided confirms Borrower is the only borrower on the loan thus initial 1003 for Spouse is no longer required. APP 0004 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149727	03/17/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. No Lender Closing Instructions provided. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/25/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/30/15 - Received copy of first page of Recorded Deed of Trust. No exception cleared. Provide all pages including all applicable rider/attachments. APN not verified. DEED 0049 Exception Remains.;
4/10/15 - Received response from lender of: "Full Recorded DOT".  Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (12 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number  (pg. 29) has not been confirmed. ** Partially cleared.  APN Number is not reflected on the recorded copy of the Deed of Trust, thus not confirmed nor cleared.  DEED 0049 Exception Remains.;
6/23/15 - Received response from lender of: "APN - This is not a requirement in the subject property state. Please provide documentation of the legal requirement of the APN being listed on the security instrument. The document was accepted and filed of record by the recording municipality. Please clear condition as you have received the recorded security instrument as conditioned for. Will discuss on call with Third Party Auditing on 6/23/2015.";
 6/24/15 - Received response from lender of "DOT Stip". Memo attached states: "APN, This is not a requirement in the subject property state. Please provide documentation of the legal requirement of the APN being listed on the security instrument. The document was accepted and filed of record by the recording municipality. Please clear condition as you have received the recorded security instrument as conditioned for. ** Based on the collaboration with third party auditors and client it was agreed that this condition would be cleared. ** Legal description confirmed to match throughout. DEED 0049 Exception Cleared.

6/24/15 - Received response from lender of "DOT Stip". Memo attached states: "APN, This is not a requirement in the subject property state. Please provide documentation of the legal requirement of the APN being listed on the security instrument. The document was accepted and filed of record by the recording municipality. Please clear condition as you have received the recorded security instrument as conditioned for. Based on the collaboration with third party auditors and client it was agreed that this condition would be cleared. ** Legal description confirmed to match throughout. ** DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149728	03/17/2015	Credit	Missing Credit Package	CRED 0038	1	Closed
Note was signed Individually and as Trustee by Borrower and Spouse. Missing initial disclosures, credit report, income and employment documents (if applicable) and any other documents required for approval in the name of borrower Spouse.
									09/15/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/18/15 - Received same response from lender as for CRED 0089 Exception that states: "The borrower is the only borrower on the loan and the subject property closed in the name of a trust. The spouse is not on the loan and therefore there will not be a Fraud Report, a 1003 with his signature, a credit report, etc. He signed the note and DOT as required by the trust that he is a 50% trustee in. Please see trust documents in the loan file that detail out the requirements of the trustee". Included is an excerpt from the new Trust Certification in file with that highlights a Note that states: "If there are co-trustees, the minimum number of currently acting trustee required to sign in order to exercise various powers of the trustees and to bind the Trust is: 2.  This new Trust Certification will amend the recorded copy in file (recorded on 12/31/2013 pg. 76) which reflects acting trustee required to sign in order to exercise various powers of the trustees and to bind the Trust is ONE (1). ** No Exception Cleared.  Memorandum of Trust in file (pg. 10) dated 3/6/2015 reflects the borrowers to be: Borrower AND Spouse and further states the promissory Note will be executed by both Borrower and Spouse, individually AND the Trust as borrowers. Based on our understanding, if an individual executes the Note in an individual capacity they would be considered personally responsible as a guarantor of the Note. Thus, Spouse is considered a borrower and obligated on the Note. A full credit package for loan qualification is required along with initial disclosures, fraud report, credit report, 1003, income and employment documents (if applicable), etc. for all borrowers on a loan. Per Appendix Q, the income, employment and obligations of the borrower(s) must be considered for loan qualification prior to loan consummation (3/6/2015). Based on file documentation and the presented response, it appears this was not completed for Spouse nor can it be provided post-consummation. Suggest providing a re-executed Note with Spouse executing only as a Trustee, not as an individual and with evidence that Trust Memorandum and Certification will allow.  CRED 0038 Exception Remains.;
3/30/15 - Lender provided a re-executed Note with 2nd title holder signing only as a Trustee. Lender also included two Trust Certifications in file, one dated 03/06/15 and one dated 12/23/13. Most recent Trust Cert dated 03/06/15 states: "If there are co-trustees, the minimum number of currently acting trustee required to sign in order to exercise various powers of the trustees and to bind the Trust is: 2.  This new Trust Certification will amend the recorded copy in file (recorded on 12/31/2013 pg. 76) which reflects acting trustee required to sign in order to exercise various powers of the trustees and to bind the Trust is ONE (1). ** No Exception Cleared.  Lender provided Memorandum of Trust dated 3/6/2015 that reflects the borrowers to be: Borrower AND Spouse and further states the promissory Note will be executed by both Borrower and Spouse, individually AND the Trust as borrowers. This does not match the corrected Note. Provide evidence that Trust Memorandum and Certification will allow Spouse executing only as a Trustee. CRED 0038 Exception Remains.;
 6/24/15 - Received copy of Note dated 3/6/2015 executed by Borrower individually and as trustee and Spouse as trustee with trust certification dated 3/6/2015.  Spouse would not be considered a borrower on the loan, only a title holder, thus credit package is not missing for the non-borrowing title holder. CRED 0038 Exception Cleared.

6/24/15 - Received copy of Note dated 3/6/2015 executed by Borrower individually and as trustee and Spouse as trustee with trust certification dated 3/6/2015.  Spouse would not be considered a borrower on the loan, only a title holder, thus credit package is not missing for the non-borrowing title holder. CRED 0038 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149791	03/17/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $720,000 is supported. No post closing CDA provided.	03/19/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/18/15 - Received response from lender of: "JPM Appraised Value Acceptance". Attached is copy of email from the Client loan registration.  ** No Exception Cleared.  Missing is 3rd Party Appraisal analysis (CDA) to reflect value of $720,000 is supported.  APPR 0040 Exception Remains.;
3/19/15 - Received 3rd Party Field Review that reflects original appraisal value of $720,000 is supported.  Value confirmed by Field Review which is performed by licensed appraiser. APPR 0040 Exception Cleared.

3/19/15 - Received 3rd Party Field Review that reflects original appraisal value of $720,000 is supported.  Value confirmed by Field Review which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149804	03/17/2015	Compliance	Missing Notice of Servicing Transfer Disclosure	SVCT 0001	1	Closed	Missing Notice of Servicing Transfer Disclosure dated within 3 days of loan application date.	09/16/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/30/15 - Received copy of Servicing Disclosure dated within 3 business days of application date, however, document provided is for Borrower 1 only. Missing proof that Notice of Servicing Transfer Disclosure was provided to Borrower 2 within 3 days of application date. SVCT 0001 Exception Remains.;
 3/30/15 - Lender provided a re-executed Note with 2nd title holder signing only as a Trustee confirming Borrower is the only borrower. Previously received copy of Servicing Disclosure dated within 3 business days of application date for borrower. SVCT 0001 Exception Cleared.

3/30/15 - Lender provided a re-executed Note with 2nd title holder signing only as a Trustee confirming Borrower is the only borrower. Previously received copy of Servicing Disclosure dated within 3 business days of application date for borrower. SVCT 0001 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149809	03/17/2015	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Appraiser provided 4 Sold Comps and 2 Active Listings. Comp distances range from .95 miles to 10.36 miles from subject. Only Comp 1 and 2 are from same city as subject and indicated to be within 1 mile of subject. Per location map (pg 291) Comps 3-6 are not in similar areas as subject. Appraiser was not able to bracket subject age, 42 years old vs. Comps ranging from New to 6 years old. All comps except Comp 2 are 1 year older or less. Subject site size of 1.85 acres was not bracketed. Comps are located on sites ranging from 20,038 square feet to 1.05 acres. Comps 3-6 are much newer, on smaller lots and appear to be located in standard subdivisions. Comps 3-6 are of different design from subject. These comps do not appear to be similar to subject in location, age, site size and design. Appraiser provided no comps that were close in age to subject. Comparables provided do not support value of $720,000.
									09/15/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/18/15 - Received response from lender of: "Per Client the value is supported and appraisal deemed acceptable".  Attached is email from the Client confirming appraisal supported.  On 3/18/15 received 3rd Party Field Review for APPR 0040 Exception that reflects original appraisal value of $720,000 is supported.  Value confirmed by Field Review which is performed by licensed appraiser. APPR 0007 Exception Cleared.

3/18/15 - Received response from lender of: "Per Client the value is supported and appraisal deemed acceptable".  Attached is email from the Client confirming appraisal supported.  On 3/18/15 received 3rd Party Field Review for APPR 0040 Exception that reflects original appraisal value of $720,000 is supported.  Value confirmed by Field Review which is performed by licensed appraiser. APPR 0007 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149829	03/17/2015	Property	Lender Review Variance is not within tolerance.	APPR 0030	1	Closed	No Lender review provided. Loan Summary (pg 87) indicates the Lender performed a Field Review Appraisal, however no copy of this review was provided.	09/15/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/18/15 - Received response from lender of: "This is the only additional review that was completed and this is what the email in the file is referring to". Attached is copy of email from the Clients loan registration reflecting appraisal status is approved. ** Cleared issue.  No Lender review performed. APPR 0030 Exception Cleared.

3/18/15 - Received response from lender of: "This is the only additional review that was completed and this is what the email in the file is referring to". Attached is copy of email from the Clients loan registration reflecting appraisal status is approved. ** Cleared issue.  No Lender review performed. APPR 0030 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149844	03/17/2015	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	1	Closed	Missing credit report on co-borrower, Spouse. Unable to confirm if co-borrower has sufficient tradelines as required per lender guidelines.	09/15/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/18/15 - Received same response from lender as for CRED 0089 Exception that states: "The borrower is the only borrower on the loan and the subject property closed in the name of a trust. The spouse is not on the loan and therefore there will not be a Fraud Report, a 1003 with his signature, a credit report, etc. He signed the note and DOT as required by the trust that he is a 50% trustee in. Please see trust documents in the loan file that detail out the requirements of the trustee". Included is an excerpt from the new Trust Certification in file with that highlights a Note that states: "If there are co-trustees, the minimum number of currently acting trustee required to sign in order to exercise various powers of the trustees and to bind the Trust is: 2.  This new Trust Certification will amend the recorded copy in file (recorded on 12/31/2013 pg. 76) which reflects acting trustee required to sign in order to exercise various powers of the trustees and to bind the Trust is ONE (1). ** No Exception Cleared.  Memorandum of Trust in file (pg. 10) dated 3/6/2015 reflects the borrowers to be: Borrower AND Spouse and further states the promissory Note will be executed by both Borrower and Spouse, individually AND the Trust as borrowers. Based on our understanding, if an individual executes the Note in an individual capacity they would be considered personally responsible as a guarantor of the Note. Thus, Spouse is considered a borrower and obligated on the Note. A full credit package for loan qualification is required along with initial disclosures, fraud report, credit report, 1003, income and employment documents (if applicable), etc. for all borrowers on a loan. Per Appendix Q, the income, employment and obligations of the borrower(s) must be considered for loan qualification prior to loan consummation (3/6/2015). Based on file documentation and the presented response, it appears this was not completed for Spouse nor can it be provided post-consummation. Suggest providing a re-executed Note with Spouse executing only as a Trustee, not as an individual and with evidence that Trust Memorandum and Certification will allow. CRED 0098 Exception Remains.;
 3/30/15 - Lender provided a re-executed Note with 2nd title holder signing only as a Trustee. Document provided confirms Borrower is the only borrower on the loan thus credit report is no longer required for Spouse. CRED 0098 Exception Cleared.

3/30/15 - Lender provided a re-executed Note with 2nd title holder signing only as a Trustee. Document provided confirms Borrower is the only borrower on the loan thus credit report is no longer required for Spouse. CRED 0098 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149863	03/17/2015	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	Missing redisclosed GFE dated within 3 days of initial rate lock date (pg 101).	09/15/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/30/15 - Received Changed Circumstance and GFE dated 01/14/15 which corresponds with lock date of 01/12/15. Exception partially cleared. GFE provided is for Borrower 1 only. Missing proof that re-disclosed GFE was provided to Borrower 2 within 3 days of lock date. RESPA 0016 Exception Remains.;
 3/30/15 - Lender provided a re-executed Note with 2nd title holder signing only as a Trustee confirming Borrower is the only borrower. Previously received copy of Changed Circumstance and GFE dated 01/14/15 which corresponds with lock date of 01/12/15 for borrower. RESPA 0016 Exception Cleared.

3/30/15 - Lender provided a re-executed Note with 2nd title holder signing only as a Trustee confirming Borrower is the only borrower. Previously received copy of Changed Circumstance and GFE dated 01/14/15 which corresponds with lock date of 01/12/15 for borrower. RESPA 0016 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149879	03/17/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Employment documentation and 1003 indicates borrower is employed through Employer and not directly with Affiliate. VOE documentation (pg 169) indicates borrowers employer provides temporary and contract employees to Affiliate. Borrowers time with Employer is less than 2 years. Prior employment listed on 1003 (pg 90) reflects borrower was self employed. Missing verification of 24 months of borrowers employment. Missing verification that borrower is permanently employed.
									09/16/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/30/15 - Received rebuttal from lender which states: "Please note on 3rd Party Verification that Employer is a Division of Employer. 3rd Party Verification hired date for is June 2013 (1 year 9 month). See current paystub dated 3/13/15 reflecting consistent base income per month. At time of underwrite, I used worse case base since YTD base was slightly lower due to raise during 2014 year. Please notice the paystub does reflect benefits to the borrower (401k, term life and etc) which would not be deducted on a temporary employee. I did notice while searching that Employer employs over 40 thousand people and this is just one of their Divisions they work through. She does have a history of OT and Bonus which could not be used due to not having a full 2 years. Prior to the Borrowers employment with Employer she was self employed for 4 years. See 2012 and 2013 for self employment history." No exception cleared. Provide verification that borrower is permanently employed. Pay stubs provided is not sufficient. Provide verification of borrower's previous self employment to complete a total of 24 months employment verification as required by Appendix Q. CRED 0007 Exception Remains.;
6/23/15 - Received response from lender of: "Employment documentation" Attached is memo stating: "Provided the 3rd Party Verification, a written VOE and the borrower is a permanent employee". Prior documentation provided includes tax returns that verify her prior self employment are in the loan file so that the 24 month history of employment has been documented.;
 6/23/15 - Received response from lender of: "Employment Documentation". Attached is a memo stating: "Employment documentation and 1003 indicates borrower is employed through employer and not directly with affiliate. VOE documentation (pg 169) indicates borrowers employer provides temporary and contract employees to Employer. Borrowers time with employer is less than 2 years. Prior employment listed on 1003 (pg 90) reflects borrower was self employed. Missing verification of 24 months of borrowers employment. Missing verification that borrower is permanently employed. We have provided the 3rd Party Verification, a written VOE and the borrower is a permanent employee. Not sure what exactly will clear this. Just because she works for a firm that supplies staff to affiliate and is owned by affiliate does not make her a "temp". The condition below is in relation to this one. The 3rd Party Verification with income is in the file. Additionally, the borrowers tax returns that verify her prior self employment are in the loan file so that the 24 month history of employment has been documented. File does not contain adequate documentation covering 24 months to verify the qualifying income. Missing current paystubs confirming borrowers consistent income from Employer. Income documentation in file covers only 18 months. Unable to verify income continuance. Will be discussing on call with the Due Diligence Firm on 06/23/2015. Please get with them to see if the condition is to be cleared. ** Confirmed borrowers full time employment with current employer from 6/10/2013, 1 year 9 months verified. Paystub dated 3/13/15 received post consummation supports YTD income provided on the 3rd party verification of employment dated 1/21/15 (pg 160). Refer to QMATR 0009 Exception to address missing 24 months of employment verification. ** CRED 0007 Exception Cleared.

6/23/15 - Received response from lender of: "Employment Documentation". Attached is a memo stating: "Employment documentation and 1003 indicates borrower is employed through employer and not directly with affiliate. VOE documentation (pg 169) indicates borrowers employer provides temporary and contract employees to Employer. Borrowers time with employer is less than 2 years. Prior employment listed on 1003 (pg 90) reflects borrower was self employed. Missing verification of 24 months of borrowers employment. Missing verification that borrower is permanently employed. We have provided the 3rd Party Verification, a written VOE and the borrower is a permanent employee. Not sure what exactly will clear this. Just because she works for a firm that supplies staff to affiliate and is owned by affiliate does not make her a "temp". The condition below is in relation to this one. The 3rd Party Verification with income is in the file. Additionally, the borrowers tax returns that verify her prior self employment are in the loan file so that the 24 month history of employment has been documented. File does not contain adequate documentation covering 24 months to verify the qualifying income. Missing current paystubs confirming borrowers consistent income from Employer. Income documentation in file covers only 18 months. Unable to verify income continuance. Will be discussing on call with the Due Diligence Firm on 06/23/2015. Please get with them to see if the condition is to be cleared. ** Confirmed borrowers full time employment with current employer from 6/10/2013, 1 year 9 months verified. Paystub dated 3/13/15 received post consummation supports YTD income provided on the 3rd party verification of employment dated 1/21/15 (pg 160). Refer to QMATR 0009 Exception to address missing 24 months of employment verification. ** CRED 0007 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149882	03/17/2015	Compliance	Income used to qualify for QM Status must be verified for a minimum of 24 months	QMATR 0009	1	Closed
AMENDED EXCEPTION: 3rd Party Verification (pg 165) confirms borrowers employment with present employer from 6/10/13, 1 Year 9 Months Verified. 1003 Application reflects self-employment from 11/22/08 to 12/31/12 (pg 90). Missing verification of employment covering the period from 1/1/13 to 6/9/13. No letter in file addressing the 30+ day employment gap to meet Appendix Q.

 ORIGINAL EXCEPTION: File does not contain adequate documentation covering 24 months to verify the qualifying income. Missing current paystubs confirming borrowers consistent income from Employer. Income documentation in file covers only 18 months. Unable to verify income continuance.
									07/02/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/30/15 - Received rebuttal from lender which states: "Please note on 3rd Party Verification that employer is Division of Employer. 3rd Party Verification hired date is June 2013 (1 year 9 month). See current paystub dated 3/13/15 reflecting consistent base income  per month. At time of underwrite, I used worse case base since YTD base was slightly lower due to raise during 2014 year. Please notice the paystub does reflect benefits to the borrower (401k, term life and etc) which would not be deducted on a temporary employee. I did notice while searching that the Employer employs over 40 thousand people and this is just one of their Divisions they work through. She does have a history of OT and Bonus which could not be used due to not having a full 2 years. Prior to Borrowers employment with Employer she was self employed for 4 years. See 2012 and 2013 for self employment history." No exception cleared. Lender provided copy of pay stub for pay period ending 03/08/15 which is post consummation dated. Documentation used to render loan approval and qualification which include income, employment and debts must be dated on or before loan consummation. Because this particular exception requirement falls within the income verification requirements, a post-Note dated document cannot be utilized to satisfy this exception. QMATR 0009 Exception Remains.;
4/10/15 - Received response from lender of: "The 3rd Party Verification with income".  Attached is The 3rd Party Verification on borrower dated 1/21/2015 reflecting income earnings for 2013 (6.5 months), 2014 and YTD 2015 through 1/16/2015. ** No Exception Cleared.  Still missing most current YTD paystubs verifying at least 30 days of income as required per lender guidelines and proof of full 24 months of employment history.  The 3rd Party Verification VOE does not cover a full 24 months.  If gap in employment of more than 30 days must be satisfactorily addressed.;
6/23/15 - Received response from lender of: "Income". Employment documentation and 1003 indicates borrower is not directly employed with affiliate. VOE documentation (pg 169) indicates borrowers employer provides temporary and contract employees to affiliate. Borrowers time with employer is less than 2 years. Prior employment listed on 1003 (pg 90) reflects borrower was self employed. Missing verification of 24 months of borrowers employment. Missing verification that borrower is permanently employed. We have provided the 3rd Party Verification, a written VOE and the borrower is a permanent employee. Not sure what exactly will clear this. Just because she works for a firm that supplies staff to affiliate and is owned by Employer does not make her a "temp". The condition below is in relation to this one. The 3rd Party Verification with income is in the file. Additionally, the borrowers tax returns that verify her prior self employment are in the loan file so that the 24 month history of employment has been documented. File does not contain adequate documentation covering 24 months to verify the qualifying income. Missing current paystubs confirming borrowers consistent income from Employer. Income documentation in file covers only 18 months. Unable to verify income continuance. Will be discussing on call with the Due Diligence Firm on 06/23/2015. Please get with them to see if the condition is to be cleared. ** No exception cleared. Missing 24 months employment history. Please refer to updated exception. ** QMATR 0009 Exception Remains;
AMENDED EXCEPTION: 3rd Party Verification dated 3/5/15 (pg 165) confirms borrowers employment with present employer from 6/10/13, 1 Year 9 Months Verified. 1003 Application reflects self-employment from 11/22/08 to 12/31/12 (pg 90). Missing verification of employment covering the period from 1/1/13 to 6/9/13. No letter in file addressing the 30+ day employment gap to meet Appendix Q;
6/26/15 - Received response from lender of: "employment information".  Attached is a lender memo stating: "Appendix Q to Part 1026
Consumers Returning to Work After an Extended Absence. A consumer's income may be considered effective and stable when recently returning to work after an extended absence if he/she:
1. Is employed in the current job for six months or longer; and
2. Can document a two year work history prior to an absence from employment using:
3. Traditional employment verifications; and/or
4. Copies of IRS Form W-2s or pay stubs.
NOTE:
1. An acceptable employment situation includes individuals who took several years off from employment to raise children, then returned to the workforce. Please see the attached letter from the borrower. The underwriter also addressed this initially. Please clear condition. Second attachment reflects: Borrower worked for Employer for 6 years prior to deciding to take a chance and state their own (husband/wife) business and live in the Caribbean.  Per Borrower's email they began the self-employed business in the Virgin Island in November 2008 did Ok for a few years then realized it was time to come back home in December 2012.  She went to work for Employer and has been there this time 1 yr 7 months.  The borrower renovated the subject property upon returning from the Caribbean in 2012 through July of 2014.  There are multiple prior addresses on the Application.  They rented through a Realty Company for their temporary housing during renovation and moved multiple times due to construction taking longer than expected. ** No Exception Cleared.  Appendix Q requires verification of most recent two full years of borrowers employment and an explanation from the borrower of any gaps in employment that span one or more months. Missing evidence of borrowers gap letter pre-consummation to determine 5 month gap is acceptable. QMATR 0009 Exception Remains. See Updated Exception:
UPDATED EXCEPTION:
3rd Party Verification dated 3/5/15 (pg 165) confirms borrowers employment with present employer from 6/10/13, 1 Year 9 Months Verified. 1003 Application reflects self-employment from 11/22/08 to 12/31/12 (pg 90). Missing verification of employment covering the period from 1/1/13 to 6/9/13. Appendix Q requires verification of most recent two full years of borrowers employment and an explanation from the borrower of any gaps in employment that span one or more months. Missing evidence of borrowers gap letter pre-consummation to determine 5 month gap from 1/1/2013 to 6/10/2013 is acceptable.;
7/1/15 - Received lender response of: "Correction statement". Attached is a notarized correction letter from B1 to rectify the actual dates of gap in employment. Letter states that she inadvertently placed the wrong year 2014 in the previous letter she signed at closing and further clarified that the actual dates she took off work to take care of her mother was 01/2013 through 05/2013. A correction statement dated post consummation is acceptable in this situation due to an employment gap letter was previously provided in file  and is dated pre consummation. Exception cleared. B1 extended leave of absence/gap in employment has been adequately explained. 3rd Party Verification dated 3/5/15 (pg 165) confirms borrowers employment with present employer from 6/10/13 and 1003 application reflects self-employment from 11/22/08 to 12/31/12 (pg 90). QMATR 0009 Exception Cleared.

7/1/15 - Received lender response of: "Correction statement". Attached is a notarized correction letter from B1 to rectify the actual dates of gap in employment. Letter states that she inadvertently placed the wrong year 2014 in the previous letter she signed at closing and furter clarified that the actual dates she took off work to take care of her mother was 01/2013 through 05/2013. A correction statement dated post consummation is acceptable in this situation due to an employment gap letter was previously provided in file  and is dated pre consummation. Exception cleared. B1 extended leave of absence/gap in employment has been adequately explained. Work number dated 3/5/15 (pg 165) confirms borrowers employment with present employer from 6/10/13 and 1003 application reflects self-employment from 11/22/08 to 12/31/12 (pg 90). QMATR 0009 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149883	03/17/2015	Credit	Insufficient verified reserves	CRED 0100	1	Closed
9 months of PITI reserves on subject required per guidelines. Additional 12 months of reserves required due to DTI >40%.  2.17 months of reserves verified by lender. Lender qualified borrower using funds in Employer Profit Sharing Plan (pg 268). Assets in Profit Sharing are required to meet reserve requirement. Terms of Withdrawal provided in file (pg 282) are not specific to employee or employees account and cannot be used for reserves. Lender reserve requirement is not met.
									06/25/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/30/15 - Received rebuttal from lender which states: "The terms of withdrawal statement was pulled directly from the borrower's retirement account while online. See reference at bottom of statement which references Employer name. No exception cleared. Received the same terms of withdrawal provided in original file (pg 282). Terms of Withdrawal provided are not sufficient to verify borrowers ability to withdraw funds prior to termination. CRED 0100 Exception Remains.;
 6/24/15 - Received response from lender of: "401K information". Attached is memo stating: "The terms of withdraw are consistent with the IRS requirements and the form from the investment fund was attached. Because it does not have the borrowers account number on it does not mean it does not apply to the borrower. Additionally this is for reserves and not part of the funds needed for the subject transaction. Based on a collaboration with third party auditors and client it was agreed that this condition would be cleared." Agree. 401k account is only being used for reserves and account has already been discounted to qualify. 29 months of verified  reserves meet 9 months of PITI reserves on subject and the additional 12 months of reserves required due to DTI >40%. CRED 0010 Exception Cleared.

6/24/15 - Received response from lender of: "401K information". Attached is memo stating: "The terms of withdraw are consistent with the IRS requirements and the form from the investment fund was attached. Because it does not have the borrowers account number on it does not mean it does not apply to the borrower. Additionally this is for reserves and not part of the funds needed for the subject transaction. Based on a collaboration with third party auditors and client it was agreed that this condition would be cleared." Agree. 401k account is only being used for reserves and account has already been discounted to qualify. 29 months of verified  reserves meet 9 months of PITI reserves on subject and the additional 12 months of reserves required due to DTI >40%. CRED 0010 Exception Cleared.
													Funded	A	A	A	A	A
300007934	149898	03/17/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Missing 24 months of housing history. File notes indicate borrower was renting in various residences while subject was being remodeled (pg 81). Missing verification of rental payments for all residences reflected on 1003 (pg 89, 94).
									04/10/2015
Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1993 with all credit verified paid 0x30. Mid credit score is greater than the minimum required.
 ; Low LTV/CLTV - Verified low LTV/CLTV of 67.36%. Max allowed per guides is 80%.

3/31/15 - Lender provided a response which states: "Rental verification while renovations being completed, borrower also had house payment showing on credit report." Received guest receipts for the following dates: 03/01/14 to 04/01/14, 04/01 to 05/01, 05/01 to 06/01, 06/01 to 06/14, 06/13 to 07/07 and 07/07/14 to 07/13/14. Unable to match previous rented properties with the receipts provided due to there are no reference as to which address were occupied. CRED 0001 Exception Remains.;
 4/10/15 - Received response from lender of "Rental addresses".  Attached is list of property addresses to match to the guest receipts provided. Per file note, the borrower was renting in various residences while subject was being remodeled (pg 81). CRED 0001 Exception Cleared.

4/10/15 - Received response from lender of "Rental addresses".  Attached is list of property addresses to match to the guest receipts provided. Per file note, the borrower was renting in various residences while subject was being remodeled (pg 81). CRED 0001 Exception Cleared.
													Funded	A	A	A	A	A
300008037	150782	03/23/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Final 1008 (pg 264) was signed but not dated. Unable to determine final approval date.	09/16/2015
Substantial verified employment history - Borrower on current job as project manager with Employer for 18 yrs, 9 months per VVOE. ; Substantial verified reserves - 24 months of verified PITI reserves on subject. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on current primary and additional REO.
											4/1/15 - Received underwriter executed 1008. DTI is 41.35% which matches to the 1008 originally provided. APRV 0003 Exception Cleared.	4/1/15 - Received underwriter executed 1008. DTI is 41.35% which matches to the 1008 originally provided. APRV 0003 Exception Cleared.	Funded	A	A	A	A	A
300008037	150783	03/23/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction. Inspection records (pg 455) but no evidence a Certificate of Occupancy was granted.	09/16/2015
Substantial verified employment history - Borrower on current job as project manager with Employer for 18 yrs, 9 months per VVOE. ; Substantial verified reserves - 24 months of verified PITI reserves on subject. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on current primary and additional REO.

6/1/15 - Received Inspection Record reflecting status as Final/Passed. No exception cleared. Provide Certificate of Occupancy required for new construction. PROP 0012 Exception Remains.;
6/12/15 -  Received response from lender of: "Inspections". Attached is Memo from lender which reads: "Please be advised that per Virginia Building Code 116 a Certificate of Occupancy is only issued once and this is when the subject is a new build and is only ever issued once. Additions and alterations to a property do not require a new Certificate of Occupancy, but rather inspections. Once all inspections have been completed, a Final Inspection for permitted work is completed and that is all that will be issued. I confirmed this with the Residential Plans Examiner for the City. We have provided the Final Passed Inspection. Please remove and/or clear this condition." Attached is print out of subject Inspection Record from local city website reflecting status as Final/Passed. Per Notes in file, appears original house had additions/alterations (pg 459). PROP 0012 Exception Cleared.

6/12/15 -  Received response from lender of: "Inspections". Attached is Memo from lender which reads: "Please be advised that per Virginia Building Code 116 a Certificate of Occupancy is only issued once and this is when the subject is a new build and is only ever issued once. Additions and alterations to a property do not require a new Certificate of Occupancy, but rather inspections. Once all inspections have been completed, a Final Inspection for permitted work is completed and that is all that will be issued. I confirmed this with the Residential Plans Examiner for the City. We have provided the Final Passed Inspection. Please remove and/or clear this condition." Attached is print out of subject Inspection Record from local city website reflecting status as Final/Passed. Per Notes in file, appears original house had additions/alterations (pg 459). PROP 0012 Exception Cleared.

													Funded	A	A	A	A	A
300008037	150784	03/23/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	03/25/2015
Substantial verified employment history - Borrower on current job as project manager with Employer for 18 yrs, 9 months per VVOE. ; Substantial verified reserves - 24 months of verified PITI reserves on subject. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on current primary and additional REO.
											3/25/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	3/25/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300008037	150785	03/23/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									04/23/2015
Substantial verified employment history - Borrower on current job as project manager with Employer for 18 yrs, 9 months per VVOE. ; Substantial verified reserves - 24 months of verified PITI reserves on subject. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on current primary and additional REO.

4/22/15 - Received lender closing instructions that reflect under Section C (pg. 2) that the settlement agent is responsible for the recording of the mortgage. ** Confirms that the closing instructions state specific detail to indicate how closing agent is to send legal documents for recording. DEED 0049 Exception Cleared.

4/22/15 - Received lender closing instructions that reflect under Section C (pg. 2) that the settlement agent is responsible for the recording of the mortgage. ** Confirms that the closing instructions state specific detail to indicate how closing agent is to send legal documents for recording. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300008037	150790	03/23/2015	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Appraiser provided 3 Sold Comps and 1 Active Listings. Comp distances range from 3.16 miles to 12.04 miles from subject. Appraiser states these distances are typical for this part of City. Subject is indicated to be a 2-story home, however this is only due to a finished attic space. Comp photos indicate 3 of 4 comps are true story homes, with 2 being of brick construction. Comps provided do not appear to be similar to subject. Per location map (pg 244) comps are all located east of the subject, much closer to the the city and waterfront. Subjects GLA of 3475 square feet was not bracketed by sold comps, only by listing comp which is over 12 miles from subject. Appraiser provided no other new construction comps. Comps range in age from 6 to 20 years old. Appraisal value of $610,000 is not adequately supported by the comparables provided.
									03/25/2015
Substantial verified employment history - Borrower on current job as project manager with Employer for 18 yrs, 9 months per VVOE. ; Substantial verified reserves - 24 months of verified PITI reserves on subject. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on current primary and additional REO.

3/25/15 - Received 3rd Party Desk Review that reflects original appraisal value of $610,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0007 Exception Cleared.

3/25/15 - Received 3rd Party Desk Review that reflects original appraisal value of $610,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0007 Exception Cleared.
													Funded	A	A	A	A	A
300008037	150792	03/23/2015	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed
Final Inspection/442 (pg 258) states the following items are incomplete:  Water not turned on, no heat installed in garage, bath in garage is not complete, landscaping is not complete.  Photos confirm subject is not fully complete. Appraiser states $5000 escrow for landscaping.  No evidence of Escrow Holdback for unfinished items on HUD.  Guidelines indicate Escrow Holdbacks are not allowed. Second 442 (pg 230) indicates water is now turned on and garage bathroom was given no value so completion is not required.  Appraiser made no comment concerning landscaping which remains incomplete per the photos (pg 231). Sales contract (pg 451) indicates landscaping and driveway were included in contract, but no evidence these items were completed.
									06/12/2015
Substantial verified employment history - Borrower on current job as project manager with Employer for 18 yrs, 9 months per VVOE. ; Substantial verified reserves - 24 months of verified PITI reserves on subject. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on current primary and additional REO.

6/1/15 - Received 1004D reflecting improvements have been completed in accordance of the requirements and conditions stated in the original report. Certificate of Completion Box has been marked X. Report includes final photos. APPR 0032 Exception Cleared.

6/1/15 - Received 1004D reflecting improvements have been completed in accordance of the requirements and conditions stated in the original report. Certificate of Completion Box has been marked X. Report includes final photos. APPR 0032 Exception Cleared.
													Funded	A	A	A	A	A
300008037	150793	03/23/2015	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Subject site value is $200,000 which results in a site value ratio which exceeds 30% guideline. Appraiser did not indicate is site value ratio above 30% is considered typical for the area.	04/01/2015
Substantial verified employment history - Borrower on current job as project manager with Employer for 18 yrs, 9 months per VVOE. ; Substantial verified reserves - 24 months of verified PITI reserves on subject. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on current primary and additional REO.

3/25/15 - Received 3rd Party Desk Review that reflects original appraisal value of $610,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0038 Exception Cleared.

3/25/15 - Received 3rd Party Desk Review that reflects original appraisal value of $610,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0038 Exception Cleared.
													Funded	A	A	A	A	A
300008037	150794	03/23/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $610,000 is supported. No post closing CDA provided.	09/16/2015
Substantial verified employment history - Borrower on current job as project manager with Employer for 18 yrs, 9 months per VVOE. ; Substantial verified reserves - 24 months of verified PITI reserves on subject. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on current primary and additional REO.

3/25/15 - Received 3rd Party Desk Review that reflects original appraisal value of $610,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

3/25/15 - Received 3rd Party Desk Review that reflects original appraisal value of $610,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300008037	150795	03/23/2015	Property	2nd Appraisal Value Variance is not within tolerance	APPR 0031	1	Closed	Lender email (pg 460) reflects a 2nd Appraisal was obtained. Missing copy of 2nd appraisal and final inspection as noted in lender correspondence.	04/23/2015
Substantial verified employment history - Borrower on current job as project manager with Employer for 18 yrs, 9 months per VVOE. ; Substantial verified reserves - 24 months of verified PITI reserves on subject. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on current primary and additional REO.

4/22/2015 - Received response from lender of: "LOX".  Attached is email dated 3/25/15 that reflects there is no 2nd appraisal, the email read incorrectly, it was a corrected appraisal which was provided with a change in plans and specs. ** Cleared partially.  Still missing Final Inspection (SEE APPR 0032). APPR 0031 Exception Cleared.

4/22/2015 - Received response from lender of: "LOX".  Attached is email dated 3/25/15 that reflects there is no 2nd appraisal, the email read incorrectly, it was a corrected appraisal which was provided with a change in plans and specs. ** Cleared partially.  Still missing Final Inspection (SEE APPR 0032). APPR 0031 Exception Cleared.

													Funded	A	A	A	A	A
300008037	150808	03/23/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
File contains incomplete copies of 2013 and 2012, 1040 tax returns (pgs 392-399) however the copies provided are not complete with all schedules and pages. Two years of transcripts provided (pg 404). Transcripts reflect income and deductions which require further verification with complete tax returns.
									06/05/2015
Substantial verified employment history - Borrower on current job as project manager with Employer for 18 yrs, 9 months per VVOE. ; Substantial verified reserves - 24 months of verified PITI reserves on subject. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on current primary and additional REO.

4/7/15 - Received a letter of explanation from the lender underwriter stating: "the borrower prepares his own tax returns and unfortunately is unable to find the attachments requested. The 2013 and 2012 tax transcripts were provided and are from the IRS confirming 2013 and 2012 returns files.  2013 transcript includes a copy of Sch A. The Sch A provided by the IRS clearly shows no additional expenses. Total itemized deductions clearly matches the 2013 Personal Tax Return forms that Borrower provided. Sch B also reflects the amount claimed on his 2013 Personal tax return form as provided. 2012 transcript includes a Sch A. The Sch A provided by the IRS clearly shows no additional expenses. Total itemized deductions matches the 2012 Personal Tax Return forms that Borrower provided. Sch B also reflects the amount claimed on his 2012 Personal tax return form as provided. Borrower does not have any expenses that would be deducted from his income. ** No Exception Cleared.  Per Appendix Q, signed, dated individual tax returns with all applicable tax schedules for the most recent two years is required. CRED 0087 Exception Remains.;
 6/1/15 - Received 2012 and 2013 personal tax returns. 2012 tax returns appears to be missing Schedule D and 2013 tax returns appears to be missing Schedule B however, both schedules are reporting minimal positive income as verified per tax transcripts which were not utilized to qualify. Tax returns provided confirms Schedule E Royalty income also not used to qualify. Borrower is qualified using wages only. CRED 0087 Exception Cleared.

6/1/15 - Received 2012 and 2013 personal tax returns. 2012 tax returns appears to be missing Schedule D and 2013 tax returns appears to be missing Schedule B however, both schedules are reporting minimal positive income as verified per tax transcripts which were not utilized to qualify. Tax returns provided confirms Schedule E Royalty income also not used to qualify. Borrower is qualified using wages only. CRED 0087 Exception Cleared.
													Funded	A	A	A	A	A
300008037	150843	03/23/2015	Compliance	HUD-1 is Incomplete	HUD 0024	1	Closed
HUD (pg 128) reflects borrower was to contribute $85,381.88 at closing. Per wire receipt from borrowers Bank account (pg 300) borrower transferred $85,000 to Closing Agent. Transfer of these funds was not reflected on HUD. Borrowers $85,000 should be reflected as an additional escrow deposit and not as funds due at closing. HUD does not accurately reflect the transfer of funds from borrower to closing agent.
									09/16/2015
Substantial verified employment history - Borrower on current job as project manager with Employer for 18 yrs, 9 months per VVOE. ; Substantial verified reserves - 24 months of verified PITI reserves on subject. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on current primary and additional REO.

3/25/15 - Received corrected HUD executed by settlement agent reflecting additional funds received from buyer for closing. Funds are reflected on HUD line 216. Cash to close has decreased. HUD 0024 Exception Cleared.

3/25/15 - Received corrected HUD executed by settlement agent reflecting additional funds received from buyer for closing. Funds are reflected on HUD line 216. Cash to close has decreased. HUD 0024 Exception Cleared.
													Funded	A	A	A	A	A
300008037	150846	03/23/2015	Credit	Missing Credit Package	CRED 0038	1	Closed
Loan file contains Evidence of Insurance for non-subject property (pg 202). Page 431-433 indicates this was a prior home under contract with borrower. Evidence of release of EMD funds for this purchase provided. No explanation provided for borrower obtaining insurance on non-subject property after the date of contract withdrawal. Unable to confirm borrower had no further obligation for non-subject property.
									09/16/2015
Substantial verified employment history - Borrower on current job as project manager with Employer for 18 yrs, 9 months per VVOE. ; Substantial verified reserves - 24 months of verified PITI reserves on subject. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on current primary and additional REO.

4/1/2015 - Received response from lender of: "LOX and docs".  Attached is a letter stating: "Attached is a copy of Listing dated 9/8/14 on the other property.  The Insurance Policy was sent in error.  This was obtained by the borrower during the process of his application and anticipation of purchasing the other property. The closing was scheduled to be in August 2014.  The withdrawal was requested 7/9/2014 but the actual termination of the contract was effective 8/23/14, per the Termination Notice.  The borrower does not have any obligation to other property.  Attached is a copy of a Property Profile reflecting a print date of 3/26/15 (bottom of page) and the Listing Agent is Pending with Market Time of 167 days.  List date is 9/8/14 with last date updated of 3/18/15 and Date off Market of 2/22/15.  Owner is listed as non-borrower. This supports this property is not owned by Borrower nor is there a pending contract to purchase this property. CRED 0038 Exception Cleared.

4/1/2015 - Received response from lender of: "LOX and docs".  Attached is a letter stating: "Attached is a copy of Listing dated 9/8/14 on the other property.  The Insurance Policy was sent in error.  This was obtained by the borrower during the process of his application and anticipation of purchasing the other property. The closing was scheduled to be in August 2014.  The withdrawal was requested 7/9/2014 but the actual termination of the contract was effective 8/23/14, per the Termination Notice.  The borrower does not have any obligation to other property.  Attached is a copy of a Property Profile reflecting a print date of 3/26/15 (bottom of page) and the Listing Agent is Pending with Market Time of 167 days.  List date is 9/8/14 with last date updated of 3/18/15 and Date off Market of 2/22/15.  Owner is listed as non-borrower. This supports this property is not owned by Borrower nor is there a pending contract to purchase this property. CRED 0038 Exception Cleared.
													Funded	A	A	A	A	A
300007068	152892	04/04/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $880,000 is supported. No CDA provided.	09/16/2015
Substantial verified reserves - 81.58 months verified reserves. 12 months reserves required per guidelines. ; Excellent verified credit history - Qualifying scores are greater than the minimum credit score required. No derogatory credit history. ; Substantial verified employment history - 12 years of verified self employment per Secretary of State.
											4/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $880,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	4/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $880,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300007068	152894	04/04/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date.	09/16/2015
Substantial verified reserves - 81.58 months verified reserves. 12 months reserves required per guidelines. ; Excellent verified credit history - Qualifying scores are greater than the minimum credit score required. No derogatory credit history. ; Substantial verified employment history - 12 years of verified self employment per Secretary of State.
											4/8/15 - Received a copy of borrower acknowledgment of receipt of GFE and HUD Settlement Costs booklet dated within 3-business days of the application date. COMP 0038 Exception Cleared.	4/8/15 - Received a copy of borrower acknowledgment of receipt of GFE and HUD Settlement Costs booklet dated within 3-business days of the application date. COMP 0038 Exception Cleared.	Funded	A	A	A	A	A
300007068	152905	04/04/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Fraud report with all alerts addressed was not provided. Fraud report noted to be acceptable per 1008 (pg 37), however no copy of fraud report in file.	09/16/2015
Substantial verified reserves - 81.58 months verified reserves. 12 months reserves required per guidelines. ; Excellent verified credit history - Qualifying scores are greater than the minimum credit score required. No derogatory credit history. ; Substantial verified employment history - 12 years of verified self employment per Secretary of State.

4/8/15 - Received complete copy of Fraud Report, however, potential property ownership issue has not been fully addressed. Lender to provide proof that other properties identified are not owned by either borrower.  Only one property has been confirmed to be sold per HUD in file (pg 418). CRED 0089 Exception Remains.;
 5/5/15 - Received response from lender of: "property information:. Attached is two property history reports. One property does not reflect the borrower name as an owner or seller within the timeline of 9/6/2013 to 5/9/2014. Second property report reflects reflects borrower as owner, however, it is reflected to be a warehouse (commercial) and data source is B. Confirms one of two is owned by the borrower. ** All alerts confirmed. CRED 0089 Exception Cleared.

5/5/15 - Received response from lender of: "property information:. Attached is two property history reports. One property does not reflect the borrower name as an owner or seller within the timeline of 9/6/2013 to 5/9/2014. Second property report reflects reflects borrower as owner, however, it is reflected to be a warehouse (commercial) and data source is B. Confirms one of two is owned by the borrower. ** All alerts confirmed. CRED 0089 Exception Cleared.
													Funded	A	A	A	A	A
300007068	153068	04/05/2015	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
Sch E (pg 205, 217) reflect REO properties not listed on REO schedule. One property has been sold per HUD (pg 418), however 3 other properties are listed on Sch E but not included elsewhere in the lender calculations.  All three of these properties list Interest expenses on Sch E, however no mortgage history for these properties were provided.  Missing full PITI documentation of these properties and copies of Leases will be required if income required to qualify the borrower. Final DTI/Income review not complete pending review of documentation related to additional REO properties.
									09/16/2015
Substantial verified reserves - 81.58 months verified reserves. 12 months reserves required per guidelines. ; Excellent verified credit history - Qualifying scores are greater than the minimum credit score required. No derogatory credit history. ; Substantial verified employment history - 12 years of verified self employment per Secretary of State.

4/8/15 - Received lender response of: "REO information". Attached is a memo that states: "The referenced properties were not included on the 1003 REO schedule because the tax returns show those properties coded as Commercial, not residential. No mortgages show up on the borrowers personal credit report for these properties so they are not personally liable. Each of the properties has a positive cash-flow after depreciation is added back but no income from those properties was used for qualifying. The borrowers DTI is only 21% with the income used for qualifying and they have additional income that was compensating only. The borrowers also have reserves left after the required six months reserves on their residential properties and the 12 months required reserves on the subject property". ** Exception Partially cleared.  Missing is evidence that borrower is not personally liable for the debts associated with the mortgage interest on Schedule E for the three properties.   Properties are reflected on the borrowers personal 1040 tax return (2013 Sch E, pg. 205). Confirmed they are reported as commercial properties, however, no evidence is provided that borrower is not personally liable for the payments.  Provide copies of Property Notes or similar Property Profiles to confirm borrower is not personally liable for the debt.  APP 0006 Exception Remains;
5/5/15 - Second property report provided for CRED 0089 exception reflects the other property is in the borrowers name as an owner, however, it is reflected to be a warehouse (commercial) and data source is B. Confirms that commercial property is owned by the borrowers. Must be added to schedule of REO (message posted to CR under "message history).
5/26/15 - Received updated 1003 pages 3 and 4. Schedule of Real Estate Owned has the commercial properties added. No PITI on all 3 properties. No exception cleared. No evidence was provided to document that borrower is not personally liable for the payments. Provide mortgage history, copy of leases and full PITI documentation of all 3 commercial properties. APP 0006 Exception Remains.;
6/16/15 - Received e-mail from lender to review. No exception cleared. Missing is evidence that borrower is not personally liable for the debts associated with the mortgage interest on Schedule E for the three properties. Properties are reflected on the borrowers personal 1040 tax return (2013 Sch E, pg. 205). Confirmed they are reported as commercial properties, however, no evidence is provided that borrower is not personally liable for the payments. No debt was included in qualifying pre-consummation. Provide evidence to confirm borrower is not personally liable for the debts omitted. APP 0006 Exception Remains;
6/24/15 - Received response from lender of: "VOMs on Commercial properties". Attached is 3 VOMs on the three properties in questions reflecting the accounts are all commercial accounts that are paid by and for the borrowers business. The VOMs also reflect that the name of the account is not in the borrower name but in the business name. VOMs are dated post-consummation, however this is deemed acceptable as they are submitted to support that the individual accounts were not required to be included in qualifying by the lender pre-consummation.  APP 0006 Exception Cleared.

6/24/15 - Received response from lender of: "VOMs on Commercial properties". Attached is 3 VOMs on the three properties in questions reflecting the accounts are all commercial accounts that are paid by and for the borrowers business. The VOMs also reflect that the name of the account is not in the borrower name but in the business name. VOMs are dated post-consummation, however this is deemed acceptable as they are submitted to support that the individual accounts were not required to be included in qualifying by the lender pre-consummation.  APP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300007068	153834	04/09/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. Mortgage Deed of Trust must confirm the APN #17617744 based on CDA received.  Mortgage Deed of Trust copy in file does not reflect the APN number.
									04/10/2015
Substantial verified reserves - 81.58 months verified reserves. 12 months reserves required per guidelines. ; Excellent verified credit history - Qualifying scores are greater than the minimum credit score required. No derogatory credit history. ; Substantial verified employment history - 12 years of verified self employment per Secretary of State.

4/10/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed on pg 2 of 9 of DOT in legal description area.  DEED 0049 Exception Cleared

4/10/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed on pg 2 of 9 of DOT in legal description area.  DEED 0049 Exception Cleared
													Funded	A	A	A	A	A
300008215	152774	04/03/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/16/2015
Low DTI - Low DTI of 27.05%. Max for program is 43%.; Substantial verified employment history - Borrower has a 20 yr verified stable employment history per WVOE.; Excellent verified credit history - Qualifying score is greater than minimum score required. No derogatory credit. Open Credit history goes back to 1990.; Substantial verified liquid assets and/or savings history - 66 Months verified liquid reserves.

4/16/15 - Received response from lender of: "Recorded DOT." Lender provided copy of signed  unrecorded Deed of Trust watermarked as unofficial throughout the document. No exception cleared. DEED 0049 Exception Remains.;
 4/16/15 - Received response from lender of: "recorded DOT - top of page 1 has recorded file # last page is stamped with recorded information." Received a copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. Recordation date provided. DEED 0049 Exception Cleared.

4/16/15 - Received response from lender of: "recorded DOT - top of page 1 has recorded file # last page is stamped with recorded information." Received a copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. Recordation date provided. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300008215	152776	04/03/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $950,000 is supported. No CDA provided.	09/16/2015
Low DTI - Low DTI of 27.05%. Max for program is 43%.; Substantial verified employment history - Borrower has a 20 yr verified stable employment history per WVOE.; Excellent verified credit history - Qualifying score is greater than minimum score required. No derogatory credit. Open Credit history goes back to 1990.; Substantial verified liquid assets and/or savings history - 66 Months verified liquid reserves.
											4/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared;	4/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared;	Funded	A	A	A	A	A
300008215	152825	04/03/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date.	04/16/2015
Low DTI - Low DTI of 27.05%. Max for program is 43%.; Substantial verified employment history - Borrower has a 20 yr verified stable employment history per WVOE.; Excellent verified credit history - Qualifying score is greater than minimum score required. No derogatory credit. Open Credit history goes back to 1990.; Substantial verified liquid assets and/or savings history - 66 Months verified liquid reserves.
											4/16/15 - Received signed acknowledgement that that borrowers were provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date. COMP 0038 Exception Cleared.	4/16/15 - Received signed acknowledgement that that borrowers were provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date. COMP 0038 Exception Cleared.	Funded	A	A	A	A	A
300008215	152826	04/03/2015	Credit	Missing Evidence of Ownership of Free and Clear Property	CR 0011	1	Closed	Missing evidence that property on on Schedule E is free and clear. Schedule E reflects no mortgage interest paid (pg 346), however missing lien search.	09/16/2015
Low DTI - Low DTI of 27.05%. Max for program is 43%.; Substantial verified employment history - Borrower has a 20 yr verified stable employment history per WVOE.; Excellent verified credit history - Qualifying score is greater than minimum score required. No derogatory credit. Open Credit history goes back to 1990.; Substantial verified liquid assets and/or savings history - 66 Months verified liquid reserves.

4/9/15 - Received response from lender of: "free and clear of mortgage". Attached is a lender memo stating: "Borrower provided insurance dec page without an mortgagee listed. This along with the tax returns and MERS report found on page 49 of 49 on the Fraud Guard supports the property is owned free and clear. The file has no other indication the borrower has an undisclosed mortgage". ** Fraud report in file page 49 of 49 (pg. 547) reflects zero MERS loans found for either borrower. Insurance declarations page in file (pg. 321) issued 6/5/2014 does not reflect a mortgagee and tax return most recent Schedule E (2013 pg. 346) does not reflect mortgage interest expense.  All contribute to confirm no lien on property. CR 0011 Exception Cleared.

4/9/15 - Received response from lender of: "free and clear of mortgage". Attached is a lender memo stating: "Borrower provided insurance dec page without an mortgagee listed. This along with the tax returns and MERS report found on page 49 of 49 on the Fraud Guard supports the property is owned free and clear. The file has no other indication the borrower has an undisclosed mortgage". ** Fraud report in file page 49 of 49 (pg. 547) reflects zero MERS loans found for either borrower. Insurance declarations page in file (pg. 321) issued 6/5/2014 does not reflect a mortgagee and tax return most recent Schedule E (2013 pg. 346) does not reflect mortgage interest expense.  All contribute to confirm no lien on property. CR 0011 Exception Cleared.
													Funded	A	A	A	A	A
300008215	152847	04/03/2015	Credit	Missing Verification of Rental	CRED 0021	1	Closed
Application indicates borrowers are renters for 7 months at present address and 1 year at a prior address. Prior to that they owned a property which if reflecting on credit report. Missing verification of rental payments for the past 1.7 years borrowers have been renting their primary residence.
									09/16/2015
Low DTI - Low DTI of 27.05%. Max for program is 43%.; Substantial verified employment history - Borrower has a 20 yr verified stable employment history per WVOE.; Excellent verified credit history - Qualifying score is greater than minimum score required. No derogatory credit. Open Credit history goes back to 1990.; Substantial verified liquid assets and/or savings history - 66 Months verified liquid reserves.

4/17/15 - Received VOR for present address reflecting 0x30 payment in the past 1 year. Missing additional VOR on borrowers prior address. 24 months previous housing history must be verified, only 12 months have been verified. CRED 0021 Exception Remains.;
 4/17/15 - Lender attached a four page document that appears to include other documents for other outstanding exceptions. Lender to upload documents included to corresponding exception. Received corrected page 1 of 1003 initialed by both borrowers. Correction is for previous residence which now reflects that borrowers used to own previous residence for 1 year. Date matches that of mortgage reported on credit report with Creditor reflecting start date of 04/2013 and last active date of 05/2014. Lender previously provided VOR for current rental with inception date of 04/2014 reflecting 12 months rental history. 24 months housing history verified. CRED 0021 Exception Cleared.

4/17/15 - Lender attached a four page document that appears to include other documents for other outstanding exceptions. Lender to upload documents included to corresponding exception. Received corrected page 1 of 1003 initialed by both borrowers. Correction is for previous residence which now reflects that borrowers used to own previous residence for 1 year. Date matches that of mortgage reported on credit report with Creditor reflecting start date of 04/2013 and last active date of 05/2014. Lender previously provided VOR for current rental with inception date of 04/2014 reflecting 12 months rental history. 24 months housing history verified. CRED 0021 Exception Cleared.
													Funded	A	A	A	A	A
300008215	152855	04/03/2015	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	1	Closed	Lease agreement on property listed on Schedule E was not provided in the file.	04/10/2015
Low DTI - Low DTI of 27.05%. Max for program is 43%.; Substantial verified employment history - Borrower has a 20 yr verified stable employment history per WVOE.; Excellent verified credit history - Qualifying score is greater than minimum score required. No derogatory credit. Open Credit history goes back to 1990.; Substantial verified liquid assets and/or savings history - 66 Months verified liquid reserves.

4/9/15 - Received response from lender: "Lease agreement not required". Attached is lender statement of: "UW is hitting the borrower for the full taxes and insurance payment. Lease agreement not required". ** Property is owned free and clear (No MERS on Fraud report -pg. 546, no mortgagee listed on Insurance Dec page -pg. 321), no mortgage interest expense on Sch E 2013 tax return (pg.346). Lender used insurance and taxes for qualifying without applying rental income or other allowable add-backs from schedule E, thus no lease required or provided. LEAS 0001 Exception Cleared.

4/9/15 - Received response from lender: "Lease agreement not required". Attached is lender statement of: "UW is hitting the borrower for the full taxes and insurance payment. Lease agreement not required". ** Property is owned free and clear (No MERS on Fraud report -pg. 546, no mortgagee listed on Insurance Dec page -pg. 321), no mortgage interest expense on Sch E 2013 tax return (pg.346). Lender used insurance and taxes for qualifying without applying rental income or other allowable add-backs from schedule E, thus no lease required or provided. LEAS 0001 Exception Cleared.
													Funded	A	A	A	A	A
300008215	152856	04/03/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	A Partnership is reflected on the Schedule E with no income or loss, however missing evidence that borrower has less than 25% ownership interest.	09/16/2015
Low DTI - Low DTI of 27.05%. Max for program is 43%.; Substantial verified employment history - Borrower has a 20 yr verified stable employment history per WVOE.; Excellent verified credit history - Qualifying score is greater than minimum score required. No derogatory credit. Open Credit history goes back to 1990.; Substantial verified liquid assets and/or savings history - 66 Months verified liquid reserves.

4/9/15 - Received response from lender of: "owns 5%".  Attached is a lender memo stating: "Other Business Entity appears to have no activity. The primary contact of this partnership is the president of the Business. The borrower provided a K-1 reflecting 5% ownership in the Business. Fraud report and Texas corporation search has been used to support this business does not have activity". ** No Exception Cleared.  Fraud report and Texas Corporation search not attached to exception.  Other Business Entity is a Partnership. Provide proof of ownership interest in this entity to meet Appendix Q. Statement provided is not sufficient. CRED 0082 Exception Remains.;
4/17/15 - Received Assignment of Limited Partnership interest for the Business reflecting Co-Borrower having 5% interest. Also received copy of Fraud Guard. No exception cleared. Provide proof of ownership interest in Other Business Entity. Documents provided are for the Business. CRED 0082 Exception Remains.;
4/23/15 - Received Secretary of State business search for Other Business Entity.  No exception cleared. Provide evidence that borrower has less than 25% ownership interest in this entity to meet Appendix Q. CRED 0082 Exception Remains.;
5/12/15 - Lender sent an e-mail inquiry which states: "The borrower has a 5% ownership interest in a inactive business as evidenced by all the documentation provided to the auditor: K1s, information from the SOS, etc. I need this one cleared, we have given everything possible and it wasnt income used to qualify, there is no liability and the K-1 shows he has only a 5% interest." No exception cleared. Unable to clear exception based on previously provided documents. K1 in file is for a different company. Limited Partnership Interest provided previously is also for Business. Secretary of State business search previously provided reflects Other Business Entity is Active. Unable to confirm whether borrower has less than 25% ownership interest in Other Business Entity. Provide proof of ownership interest in this entity to meet Appendix Q. CRED 0082 Exception Remains.;
 5/19/15 - Received response from lender of: "In order to illustrate and document that the Co-Borrower has no ownership interest in Other Business Entity, the following documentation is being provided; Information from the Secretary of State of Texas that shows that Other Business Entity was originally organized in 1998 and its licensure was forfeited in 2010. It was reorganized as a partnership between Other Business Entity, a general and other company. A listing of the original organization, along with the listing of the partners, officers and directors has been provided. The Co-Borrower does not appear on any of these legal records. Please clear this condition." Lender attached Certificate of Formation in 2007 that reflects non-borrower as registered agent and other company as General Partner. Lender also provided TX Franchise Tax Public Report for 2012, 2013, and 2014, none of which references the Co-Borrower as either Officer, Director or Member. CRED 0082 Exception Cleared.

5/19/15 - Received response from lender of: "In order to illustrate and document that the Co-Borrower has no ownership interest in Other Business Entity, the following documentation is being provided; Information from the Secretary of State of Texas that shows that Other Business Entity was originally organized in 1998 and its licensure was forfeited in 2010. It was reorganized as a partnership between Other Business Entity, a general partnership and other company. A listing of the original organization, along with the listing of the partners, officers and directors has been provided. The Co-Borrower does not appear on any of these legal records. Please clear this condition." Lender attached Certificate of Formation in 2007 that reflects non-borrower as registered agent and other company as General Partner. Lender also provided TX Franchise Tax Public Report for 2012, 2013, and 2014, none of which references the Co-Borrower as either Officer, Director or Member. CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300008215	152874	04/03/2015	Property	Appraisal line, net and/or gross line item adjustments exceed agency guidelines.	APPR 0013	1	Closed
All Comps have excessive adjustments for line, net and gross Comp 1 is without excessive adjustments and it is the closest in proximity to the subject and the only comp that supports the $950,000 value. Adjusted values of comps 2 at $941,400, comp 3 at $799,600, comp 4  at 796,200 and comp 5 at 707,500 do not support the subject value of $950,000.
									09/16/2015
Low DTI - Low DTI of 27.05%. Max for program is 43%.; Substantial verified employment history - Borrower has a 20 yr verified stable employment history per WVOE.; Excellent verified credit history - Qualifying score is greater than minimum score required. No derogatory credit. Open Credit history goes back to 1990.; Substantial verified liquid assets and/or savings history - 66 Months verified liquid reserves.

4/16/15 - Received rebuttal from lender of: "This needs to be cleared off as the appraisal was reviewed and accepted by the Client. In order to approve value, they had to review the appraisal. This needs to be written in a word doc, converted to a PDF and loaded for that condition." Exception cleared due to previously received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0013 Exception Cleared.

4/16/15 - Received rebuttal from lender of: "This needs to be cleared off as the appraisal was reviewed and accepted by the Client. In order to approve value, they had to review the appraisal. This needs to be written in a word doc, converted to a PDF and loaded for that condition." Exception cleared due to previously received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0013 Exception Cleared.
													Funded	A	A	A	A	A
300008215	153043	04/05/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	No signed loan approval in file with Loan Program. 1008 in file (pg 196) is not executed by the underwriter and no approval date was provided.	09/16/2015
Low DTI - Low DTI of 27.05%. Max for program is 43%.; Substantial verified employment history - Borrower has a 20 yr verified stable employment history per WVOE.; Excellent verified credit history - Qualifying score is greater than minimum score required. No derogatory credit. Open Credit history goes back to 1990.; Substantial verified liquid assets and/or savings history - 66 Months verified liquid reserves.

4/16/15 - Received underwriter executed 1008. DTI is 20.448% which matches to the 1008 originally provided, however, 1008 is not dated thus unable to confirm final approval date. APRV 0001 Exception Remains.;
4/20/15 - Received underwriter executed 1008. DTI is 20.448% which matches to the 1008 originally provided. Document is digitally dated after disbursement date. Approval date is past closing/disbursement date. APRV 0001 Exception Remains.;
 4/23/15 - Received underwriter executed 1008 dated pre consummation. DTI is 20.448% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.
												4/23/15 - Received underwriter executed 1008 dated pre consummation. DTI is 20.448% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	Funded	A	A	A	A	A
300006930	152978	04/05/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	No signed loan approval in file with Loan Program. 1008 in file (page 67) is not executed or dated. Unable to determine loan approval date and confirm approving underwriter.	09/16/2015
Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required.  Credit report reflects 0x30 payment history, no judgments, liens, or public records.; Substantial verified employment history - Borrower and Co Borrower have been employed with Employer since July 1992.
											4/21/15 - Received underwriter executed 1008. DTI is 29.221% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	4/21/15 - Received underwriter executed 1008. DTI is 29.221% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	Funded	A	A	A	A	A
300006930	152979	04/05/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									04/21/2015
Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required.  Credit report reflects 0x30 payment history, no judgments, liens, or public records.; Substantial verified employment history - Borrower and Co Borrower have been employed with Employer since July 1992.

4/21/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. Recorded on March 31, 2015. DEED 0049 Exception Cleared.

4/21/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. Recorded on March 31, 2015. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300006930	152981	04/05/2015	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed
No benefit to borrower is documented in the file. Payoff on prior mortgage (pg 286) reflects an fixed rate of 3.5%. Subject mortgage is an increase to 3.875%. No decrease in loan term. $200 decrease in monthly payment is offset by closing costs of $8219.  Lender NTB form (pg 79) is not fully completed with prior loan data and is not signed. Benefit to the borrower cannot be determined.
									04/17/2015
Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required.  Credit report reflects 0x30 payment history, no judgments, liens, or public records.; Substantial verified employment history - Borrower and Co Borrower have been employed with Employer since July 1992.

4/16/15 - Received Tangible Net Benefit form executed by all parties. Form is fully completed and reflects benefits to borrower of changing loan program from an ARM to fixed loan and obtaining lower PITI payment. Benefit to borrower determined.   NTB 0001 Exception Cleared.

4/16/15 - Received Tangible Net Benefit form executed by all parties. Form is fully completed and reflects benefits to borrower of changing loan program from an ARM to fixed loan and obtaining lower PITI payment. Benefit to borrower determined.   NTB 0001 Exception Cleared.
													Funded	A	A	A	A	A
300006930	152982	04/05/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $750,000 is supported.	09/16/2015
Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required.  Credit report reflects 0x30 payment history, no judgments, liens, or public records.; Substantial verified employment history - Borrower and Co Borrower have been employed with Employer since July 1992.
											4/8/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;	4/8/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300006930	153125	04/06/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 66) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form. While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.
									09/16/2015
Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required.  Credit report reflects 0x30 payment history, no judgments, liens, or public records.; Substantial verified employment history - Borrower and Co Borrower have been employed with Employer since July 1992.

4/16/15 - Received copy of re-opened rescission with new ROR expiration period being midnight on 04/13/15. Executed ROR and Certificate of Non Cancellation of Loan provided. Re-opened rescission period has expired. Exception partially cleared. Provide a copy of a cover letter to the title holder(s) addressing the issue and evidence of overnight delivery with tracking information so that confirmation of receipt to the title holder(s) can be ascertained. ROR 0011 Exception Remains.;
 4/24/15 - Received lender note stating: Borrowers were notified on 4/8/15 that they would need to come in to sign a new Notice of Right to Cancel form since the one they signed at closing was prepared on an incorrect form.  Then they would have to come back on 4/14/15 to re-sign the Non-cancellation of Loan form.** New H9 ROR is executed with new ROR expiration period being elapsed.  ROR 0011 Exception Cleared.

4/24/15 - Received lender note stating: Borrowers were notified on 4/8/15 that they would need to come in to sign a new Notice of Right to Cancel form since the one they signed at closing was prepared on an incorrect form.  Then they would have to come back on 4/14/15 to re-sign the Non-cancellation of Loan form.** New H9 ROR is executed with new ROR expiration period being elapsed.  ROR 0011 Exception Cleared.
													Funded	A	A	A	A	A
300006930	153134	04/06/2015	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	1	Closed
Lender used rental income from all three rental properties owned by borrower. Current leases required per Appendix Q.  Missing leases on two rental properties and a current on third of the one in file (pg 130).
									09/16/2015
Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required.  Credit report reflects 0x30 payment history, no judgments, liens, or public records.; Substantial verified employment history - Borrower and Co Borrower have been employed with Employer since July 1992.

4/16/15 - Received lease on rental properties. Leases automatically renew month to month after expiration dates. Rental income on leases supports gross rental income reported on Schedule E of tax returns. LEAS 0001 Exception Cleared.

4/16/15 - Received lease on rental properties. Leases automatically renew month to month after expiration dates. Rental income on leases supports gross rental income reported on Schedule E of tax returns. LEAS 0001 Exception Cleared.
													Funded	A	A	A	A	A
300006930	153195	04/06/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Borrowers own 3 rental properties. Documentation of tax and insurance expenses provided for all three properties (pg 140-145). Mortgage payments verified from credit report (pg 104). Per lender rental calculations the mortgage payments from the credit report were treated as PITI, however missing mortgage statements to confirm that payments on credit report include tax and insurance payments.
									09/16/2015
Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required.  Credit report reflects 0x30 payment history, no judgments, liens, or public records.; Substantial verified employment history - Borrower and Co Borrower have been employed with Employer since July 1992.
											4/16/15 - Received mortgage statements 3 loans to confirm that payments on credit report include tax and insurance payments on all three properties. CRED 0096 Exception Cleared.	4/16/15 - Received mortgage statements 3 loans to confirm that payments on credit report include tax and insurance payments on all three properties. CRED 0096 Exception Cleared.	Funded	A	A	A	A	A
300006930	153196	04/06/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 (pg 80) is missing page 4 addendum with additional rental property listed included on initial 1003 (pg 87) but not shown on final 1003.	04/27/2015
Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required.  Credit report reflects 0x30 payment history, no judgments, liens, or public records.; Substantial verified employment history - Borrower and Co Borrower have been employed with Employer since July 1992.
											4/24/15 - Received missing executed page 4 addendum of the 1003. APP 0002 Exception Cleared.	4/24/15 - Received missing executed page 4 addendum of the 1003. APP 0002 Exception Cleared.	Funded	A	A	A	A	A
300007348	153413	04/07/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $610,000 is supported. No post closing CDA provided.	09/16/2015
Substantial verified reserves - 112 months of verified PITI reserves. 12 months of PITI reserves required. Sufficient reserves verified to cover 6 months additional on prior primary. ; Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required. Credit report reflects no derogatory credit. Credit file dates to 1995. ; Excellent verified housing payment history - 148 months of verified mortgage payments paid 0x30.
											4/9/15 - Received 3rd Party Desk Review that reflects original appraisal value of $610,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	4/9/15 - Received 3rd Party Desk Review that reflects original appraisal value of $610,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300007348	153419	04/07/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice to Home Loan Applicant disclosure.	09/16/2015
Substantial verified reserves - 112 months of verified PITI reserves. 12 months of PITI reserves required. Sufficient reserves verified to cover 6 months additional on prior primary. ; Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required. Credit report reflects no derogatory credit. Credit file dates to 1995. ; Excellent verified housing payment history - 148 months of verified mortgage payments paid 0x30.
											4/16/15 - Received copy of Notice to Home Loan Applicant disclosure dated on initial credit report date in file (pg 77). FACT 0001 Exception Cleared.	4/16/15 - Received copy of Notice to Home Loan Applicant disclosure dated on initial credit report date in file (pg 77). FACT 0001 Exception Cleared.	Funded	A	A	A	A	A
300007348	153420	04/07/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores disclosure.	09/16/2015
Substantial verified reserves - 112 months of verified PITI reserves. 12 months of PITI reserves required. Sufficient reserves verified to cover 6 months additional on prior primary. ; Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required. Credit report reflects no derogatory credit. Credit file dates to 1995. ; Excellent verified housing payment history - 148 months of verified mortgage payments paid 0x30.

4/13/15 - Received response from lender stating: "Credit Score Disclosure". Attached is page 2 of Welcome letter and system print history that shows when disclosure was provided".  Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #4-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date  and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #4 of Initial Disclosures. Documentation provided confirms disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.

4/13/15 - Received response from lender stating: "Credit Score Disclosure". Attached is page 2 of Welcome letter and system print history that shows when disclosure was provided".  Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #4-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date  and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #4 of Initial Disclosures. Documentation provided confirms disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
300007348	153446	04/07/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing updated mortgage statement on prior primary residence. Statement in file (pg 74) reflects an IO payment plus escrows of $987.96 with a handwritten notation of new payment amount of $1656.49, which is what lender used to qualify. Missing updated mortgage statement confirming increased PITI payment amount.
									09/16/2015
Substantial verified reserves - 112 months of verified PITI reserves. 12 months of PITI reserves required. Sufficient reserves verified to cover 6 months additional on prior primary. ; Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required. Credit report reflects no derogatory credit. Credit file dates to 1995. ; Excellent verified housing payment history - 148 months of verified mortgage payments paid 0x30.

4/16/15 - Received statement from lender of: "The payment did not actually go up. The mortgage statement shows the loan was interest only loan. The underwriter required us to manually calculate the full P&I payment. The information needed for that calculation is on the mortgage statement in the file." Agree. Current payment is interest only. Lender utilized full PITI payment which is more conservative. CRED 0096 Exception Cleared.

4/16/15 - Received statement from lender of: "The payment did not actually go up. The mortgage statement shows the loan was interest only loan. The underwriter required us to manually calculate the full P&I payment. The information needed for that calculation is on the mortgage statement in the file." Agree. Current payment is interest only. Lender utilized full PITI payment which is more conservative. CRED 0096 Exception Cleared.
													Funded	A	A	A	A	A
300007348	153455	04/07/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	2	Acknowledged
Mising 3rd party verification of borrowers self employed status covering 24 months. Lender provided only a web print out of business listing. Verification should be from a verifiable source, such as CPA or governmental licencing agency. All verifications to be dated prior to Note consummation.

Substantial verified reserves - 112 months of verified PITI reserves. 12 months of PITI reserves required. Sufficient reserves verified to cover 6 months additional on prior primary. ; Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required. Credit report reflects no derogatory credit. Credit file dates to 1995. ; Excellent verified housing payment history - 148 months of verified mortgage payments paid 0x30.

4/16/15 - Received copy of Arizona Secretary of State business search for borrower company reflecting business status as Active. Print out is post consummation. Documentation used to render loan approval and qualification which include employment  must be dated on or before loan consummation. Because this particular exception requirement falls within the employment verification requirements, a post-Note dated document cannot be utilized to satisfy this exception. CRED 0006 Exception Remains.;
 4/16/15 - Previously received copy of Arizona Secretary of State business search for borrower company reflecting business status as Active and owner as Borrower. Print out is dated  post consummation. Document is used to support previous verification from pre consummation web search reflecting business status for Business as Active, business start date of 2001 and registered agent of record as Borrower (pg 90). Exception overridden to EV2 level based on the following compensating factors: Post closing reserves of $289,906.41 and 808 qualifying score. CRED 0006 Exception Overridden to EV2 level.

Mitigated Risk: 4/16/15 - Previously received copy of Arizona Secretary of State business search for borrower company reflecting business status as Active and owner as Borrower. Print out is dated  post consummation. Document is used to support previous verification from pre consummation web search reflecting business status for Business as Active, business start date of 2001 and registered agent of record as Borrower (pg 90). Exception overridden to EV2 level based on the following compensating factors: Post closing reserves of $289,906.41 and 808 qualifying score. CRED 0006 Exception Overridden to EV2 level.
													Funded	B	B	B	B	B
300007348	153464	04/07/2015	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Appraiser provided 4 Sold Comps, 1 pending sale and 1 Active Listings. Comp distances range from 1.93 miles to 9.13 miles from subject. Appraiser acknowledged the need to exceed the 5 mile guideline for rural properties, however subject is rated as a suburban location. Appraiser acknowledged that some comps were located across a major highway, however this had no apparent impact on marketability. Reason for excessive distances was the need to bracket the subjects 7 car garage and a lack of closed sales. Appraiser has provided extensive justification for the use of comparable sales which exceed standard guidelines.
									09/16/2015
Substantial verified reserves - 112 months of verified PITI reserves. 12 months of PITI reserves required. Sufficient reserves verified to cover 6 months additional on prior primary. ; Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required. Credit report reflects no derogatory credit. Credit file dates to 1995. ; Excellent verified housing payment history - 148 months of verified mortgage payments paid 0x30.
											4/9/15 - Received 3rd Party Desk Review that reflects original appraisal value of $610,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0007 Exception Cleared.	4/9/15 - Received 3rd Party Desk Review that reflects original appraisal value of $610,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0007 Exception Cleared.	Funded	A	A	A	A	A
300007348	153469	04/07/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	09/16/2015
Substantial verified reserves - 112 months of verified PITI reserves. 12 months of PITI reserves required. Sufficient reserves verified to cover 6 months additional on prior primary. ; Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required. Credit report reflects no derogatory credit. Credit file dates to 1995. ; Excellent verified housing payment history - 148 months of verified mortgage payments paid 0x30.

4/16/15 - Received complete copy of Fraud report, however, not all alerts satisfactorily addressed and verified. Potential property ownership issue identified. Cleared variance comment from lender states "not our borrower," however, no evidence was provided to prove property is not owned by borrower. CRED 0089 Exception Remains.;
 4/17/15 - Received evidence that property identified  is not owned by borrower. Tax bill provided supports Fraud report clearance comment. Potential property ownership issue cleared. All alerts satisfactorily addressed. CRED 0089 Exception Cleared.

4/17/15 - Received evidence that property identified  is not owned by borrower. Tax bill provided supports Fraud report clearance comment. Potential property ownership issue cleared. All alerts satisfactorily addressed. CRED 0089 Exception Cleared.
													Funded	A	A	A	A	A
300007348	153470	04/07/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence borrower was provided with Homeownership Counseling Disclosure.	09/16/2015
Substantial verified reserves - 112 months of verified PITI reserves. 12 months of PITI reserves required. Sufficient reserves verified to cover 6 months additional on prior primary. ; Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required. Credit report reflects no derogatory credit. Credit file dates to 1995. ; Excellent verified housing payment history - 148 months of verified mortgage payments paid 0x30.
											4/16/15 - Received copy of Homeownership Counseling Disclosure dated within 3 business days of application date. COMP 0006 Exception Cleared.	4/16/15 - Received copy of Homeownership Counseling Disclosure dated within 3 business days of application date. COMP 0006 Exception Cleared.	Funded	A	A	A	A	A
300007348	153968	04/10/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	2	Acknowledged
Based on CDA provided, unable to confirm that Mortgage / Deed of Trust confirms APN number.  Legal description on Title (pg. 36-37) reflects the Assessor Parcel Number, however, the legal description attached in an Exhibit (pg. 25-26) to the copy of the Recorded Mortgage Deed of Trust in file does not.  Unable to locate the APN number within the recorded Mortgage.

Substantial verified reserves - 112 months of verified PITI reserves. 12 months of PITI reserves required. Sufficient reserves verified to cover 6 months additional on prior primary. ; Excellent verified credit history - Qualifying credit score is greater than the minimum credit score required. Credit report reflects no derogatory credit. Credit file dates to 1995. ; Excellent verified housing payment history - 148 months of verified mortgage payments paid 0x30.

4/14/15 - Received email from lender regarding if APN number could be evidenced as correction being made with evidence it was sent for recording. Replied that APN must be confirmed with recording.;
 4/21/15 - Received letter from Lender on company letterhead which states: Please allow this to serve as a letter of intent I have added the APN number to the legal description. I have ordered a check payable to the County Clerk to have the deed of trust rerecorded. Lender attached copy of Deed of Trust with added APN number. Deed of Trust will be re-recorded per letter from lender. ** Evidence is not provided but intent to re-record is stated by the lender.  Override to EV2 level based on letter and copy of DOT with amended legal description. DEED 0049 Overridden to EV2 level;

Mitigated Risk: 4/21/15 - Received letter from Lender on company letterhead which states: Please allow this to serve as a letter of intent I have added the APN number to the legal description. I have ordered a check payable to the County Clerk to have the deed of trust rerecorded. Lender attached copy of Deed of Trust with added APN number. Deed of Trust will be re-recorded per letter from lender. ** Evidence is not provided but intent to re-record is stated by the lender.  Override to EV2 level based on letter and copy of DOT with amended legal description. DEED 0049 Overridden to EV2 level
													Funded	B	B	B	B	B
300011819	153937	04/10/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	09/16/2015
Substantial verified reserves - 54 months of verified PITI reserves. 12 months required per guidelines.  ; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. No derogatory credit. Credit file dates back to 1993.

4/16/15 - Received an untitled report with total of 12 pages (not consecutive pages). Fraud company providing the report is not stated. Report provided does not have necessary occupancy, income/employment, third party and property validation checks. No exception cleared. Please provide an acceptable fraud report with occupancy, income/employment, third party and property validation checks and with all alerts satisfactorily addressed. CRED 0089 Exception Remains.;
 4/16/15 - Received complete copy of Fraud report with alerts satisfactorily addressed and verified. Potential property ownership issue identified. Property in question was owned by borrowers and has been sold per documents presented in original file. Exclusionary list is for unknown business. Borrower 2 is a housewife. CRED 0089 Exception Cleared.

4/16/15 - Received complete copy of Fraud report with alerts satisfactorily addressed and verified. Potential property ownership issue identified. Property in question was owned by borrowers and has been sold per documents presented in original file. Exclusionary list is for unknown business. Borrower 2 is a housewife. CRED 0089 Exception Cleared.
													Funded	A	A	A	A	A
300011819	153985	04/10/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/16/2015
Substantial verified reserves - 54 months of verified PITI reserves. 12 months required per guidelines.  ; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. No derogatory credit. Credit file dates back to 1993.

4/16/15 - Received a statement from Lender of: "recorded DOT". Attached is a copy of County Clerks Recorder online search that reflects the subject borrower name and instrument number. No exception cleared. Document alone is insufficient to confirm recordation of mortgage for subject property. Provide copy of final title reflecting recorded mortgage info or copy of recorded mortgage. DEED 0049 Exception Remains.;
 4/16/15- Received pdf. copy (11 pgs) of DOT which states "unofficial copy" on each page. Page one top left states electronically recorded. DEED 0049 Exception cleared.
												4/16/15- Received pdf. copy (11 pgs) of DOT which states "unofficial copy" on each page. Page one top left states electronically recorded. DEED 0049 Exception cleared.	Funded	A	A	A	A	A
300011819	153986	04/10/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $592,000 is supported. No post closing CDA provided.	09/16/2015
Substantial verified reserves - 54 months of verified PITI reserves. 12 months required per guidelines.  ; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. No derogatory credit. Credit file dates back to 1993.

4/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $592,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

4/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $592,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300011819	153988	04/10/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	09/16/2015
Substantial verified reserves - 54 months of verified PITI reserves. 12 months required per guidelines.  ; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. No derogatory credit. Credit file dates back to 1993.

4/21/15 - Received evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date. Acknowledgement of Receipt is signed by both borrowers. COMP 0038 Exception Cleared.

4/21/15 - Received evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date. Acknowledgement of Receipt is signed by both borrowers. COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300011819	153989	04/10/2015	Compliance	Missing Good Faith Estimate	GFE 0001	1	Closed
Missing Good Faith Estimate dated within 3 days of loan application. Borrower acknowledgement of Receipt of Good Faith Estimate (pg 388) is provided in file, however no GFE documents in file. RESPA review cannot be completed.
									09/16/2015
Substantial verified reserves - 54 months of verified PITI reserves. 12 months required per guidelines.  ; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. No derogatory credit. Credit file dates back to 1993.
											4/16/15 - Received Good Faith Estimate dated within 3 days of loan application date. RESPA review complete. GFE 0001 Exception Cleared.	4/16/15 - Received Good Faith Estimate dated within 3 days of loan application date. RESPA review complete. GFE 0001 Exception Cleared.	Funded	A	A	A	A	A
300011819	153991	04/10/2015	Property	Property Site Value exceeds 30%	APPR 0038	2	Acknowledged	Site size is 20,212 square feet with a value of $325,000. Site value ratio of 54.62% is above 30% guideline. Appraiser has not indicated if this is typical for the area.
Substantial verified reserves - 54 months of verified PITI reserves. 12 months required per guidelines.  ; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. No derogatory credit. Credit file dates back to 1993.

4/16/15 - Received rebuttal from lender which states: "This needs to be cleared off as the appraisal was reviewed and accepted by Client. In order to approve value, they had to review the appraisal. This needs to be written in a word doc, converted to a PDF and loaded for that condition." Original appraiser has not indicated if land to value is typical for the area. CDA presented did not address land to value ratio either. Site to value ratio is over 50%. Exception overridden to EV2 based on 3rd Party Desk Review that reflects original appraisal value of $592,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0038 Exception Overridden to EV2 level.

Mitigated Risk: 4/16/15 - Received rebuttal from lender which states: "This needs to be cleared off as the appraisal was reviewed and accepted by Client. In order to approve value, they had to review the appraisal. This needs to be written in a word doc, converted to a PDF and loaded for that condition." Original appraiser has not indicated if land to value is typical for the area. CDA presented did not address land to value ratio either. Site to value ratio is over 50%. Exception overridden to EV2 based on 3rd Party Desk Review that reflects original appraisal value of $592,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0038 Exception Overridden to EV2 level.
													Funded	B	B	B	B	B
300011819	153997	04/10/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Missing final title policy. Title commitment (pg 526) was provided.	09/16/2015
Substantial verified reserves - 54 months of verified PITI reserves. 12 months required per guidelines.  ; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. No derogatory credit. Credit file dates back to 1993.
											4/20/15 - Received copy of final title policy (17pgs) for subject property. Fee simple vesting in Borrowers names. Amount of insurance $468,800.00. TITL 0004 Exception cleared.	4/20/15 - Received copy of final title policy (17pgs) for subject property. Fee simple vesting in Borrowers names. Amount of insurance $468,800.00. TITL 0004 Exception cleared.	Funded	A	A	A	A	A
300011819	153999	04/10/2015	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage of $400,000 (pg 495) is insufficient to cover the Note amount of $468,800.  No cost to rebuild was provided on appraisal and insurance company did not provide a cost estimator to confirm coverage amount. No evidence of extended coverage or guaranteed replacement coverage noted on evidence of insurance. Based on documents in file hazard coverage is insufficient. Additionally, Evidence of Insurance document (pg 495) lists incorrect Mortgagee.
									09/16/2015
Substantial verified reserves - 54 months of verified PITI reserves. 12 months required per guidelines.  ; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. No derogatory credit. Credit file dates back to 1993.

4/17/15 - Received copy of screen shot HOI for subject property with policy period 2/13/15 to 2/13/16 and dwelling coverage up to $800,000. Unable to verify who Mortgagee is due to cutoff image. Exception remains. HAZ 0004 exception not cleared.;
 4/21/15 - Received evidence of insurance for subject property reflecting replacement value of of $400,000. Screen shot of HOI previously provided for the same policy confirms dwelling coverage increased to 200% or $800,000 which is sufficient to cover loan amount. Mortgagee is reflected as Lender. HAZ 0004 Exception Cleared.

4/21/15 - Received evidence of insurance for subject property reflecting replacement value of of $400,000. Screen shot of HOI previously provided for the same policy confirms dwelling coverage increased to 200% or $800,000 which is sufficient to cover loan amount. Mortgagee is reflected as Lender. HAZ 0004 Exception Cleared.
													Funded	A	A	A	A	A
300011819	154007	04/10/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
File contains only 2013 tax returns. Returns reflect 2106 expenses occurred during 2013 (pg 195). Missing 2 years of tax returns to confirm 2 year average of 2106 expenses. Review used 12 month average of $43.75 for income calculations. Additionally, missing corresponding IRS transcript. File contains only 2013 transcript (pg 376). Income documentation provided must cover 24 months.
									04/16/2015
Substantial verified reserves - 54 months of verified PITI reserves. 12 months required per guidelines.  ; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. No derogatory credit. Credit file dates back to 1993.

4/16/15 - Received 2012 tax returns and 2012 tax transcripts that appears to have been requested post consummation. Post consummation tax transcript cleared due to tax returns and tax transcripts are used only to confirm whether 2106 expenses were reported in 2012 for wage earner borrower with his previous job. Both documents confirm no 2106 expenses have been reported for 2012. CRED 0087 Exception Cleared.

4/16/15 - Received 2012 tax returns and 2012 tax transcripts that appears to have been requested post consummation. Post consummation tax transcript cleared due to tax returns and tax transcripts are used only to confirm whether 2106 expenses were reported in 2012 for wage earner borrower with his previous job. Both documents confirm no 2106 expenses have been reported for 2012. CRED 0087 Exception Cleared.
													Funded	A	A	A	A	A
300011819	154008	04/10/2015	Credit	Missing Verification of Rental	CRED 0021	1	Closed	1003 (pg 88) indicates borrower was renting primary residence for 4 months. Missing verification of rental payments reflecting 0x30 payment history.	04/17/2015
Substantial verified reserves - 54 months of verified PITI reserves. 12 months required per guidelines.  ; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. No derogatory credit. Credit file dates back to 1993.

4/16/15 - Received copy of 4 months rental checks issued by borrower from Oct 2014 to Jan 2015. Payments were made from first to 3rd of the month. No exception cleared. Copies of front page of the checks alone are insufficient to evidence rental payment. Provide cancelled checks as required by guides or VOR. CRED 0021 Exception Remains.;
 4/17/15 - Received copy of 4 months cancelled rent checks issued by borrower from Oct 2014 to Jan 2015. Rental payments were made from first to 3rd of the month. CRED 0021 Exception Cleared.
												4/17/15 - Received copy of 4 months cancelled rent checks issued by borrower from Oct 2014 to Jan 2015. Rental payments were made from first to 3rd of the month. CRED 0021 Exception Cleared.	Funded	A	A	A	A	A
300011819	154010	04/10/2015	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	Missing GFE dated within 3 days after Rate Lock date of 1/26/2015 per Lock confirmation (pg 442). No GFE documents provided in file.	09/16/2015
Substantial verified reserves - 54 months of verified PITI reserves. 12 months required per guidelines.  ; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. No derogatory credit. Credit file dates back to 1993.
											4/16/15 - Received Good Faith Estimate dated same date as lock date. RESPA 0016 Exception Cleared.	4/16/15 - Received Good Faith Estimate dated same date as lock date. RESPA 0016 Exception Cleared.	Funded	A	A	A	A	A
300011819	154016	04/10/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Missing 24 months of employment verification as required per Appendix Q. Borrower on current job for 5 months per VVOE (pg 557). Missing VVOE for prior employment. Any gaps greater than 30 days must be explained. All verifications to be dated prior to Note consummation date.
									09/16/2015
Substantial verified reserves - 54 months of verified PITI reserves. 12 months required per guidelines.  ; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. No derogatory credit. Credit file dates back to 1993.

4/16/15 - Received VVOE for prior employment. Confirmed that there are no gaps greater than 30 days in between jobs. 24 months of employment verified, however, VVOE provided is dated post consummation date. Because this particular exception requirement falls within the employment verification requirements, a post-Note dated document cannot be utilized to satisfy this exception. CRED 0007 Exception Remains.;
4/22/15 - Received VVOE for prior employment dated pre consummation. VVOE provided is deficient due to is missing name of contact and title personnel who verified the information. CRED 0007 Exception Remains.;
 4/24/15 - Received fully completed pre consummation VVOE for prior employment. Confirmed that there are no gaps greater than 30 days in between jobs. 24 months of employment verified. CRED 0007 Exception Cleared.

4/24/15 - Received fully completed pre consummation VVOE for prior employment. Confirmed that there are no gaps greater than 30 days in between jobs. 24 months of employment verified. CRED 0007 Exception Cleared.
													Funded	A	A	A	A	A
300011819	154017	04/10/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Missing 2 months of bank statements for Savings and Checking accounts. File contains only one month statement dated 1/31/2015 (pg 153).  Missing statements covering a two month period. Funds in these accounts required for closing and reserves.
									09/16/2015
Substantial verified reserves - 54 months of verified PITI reserves. 12 months required per guidelines.  ; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. No derogatory credit. Credit file dates back to 1993.
											4/16/15 - Received additional month of bank statement. Large deposit sourced from other account (pg 156). CRED 0083 Exception Cleared.	4/16/15 - Received additional month of bank statement. Large deposit sourced from other account (pg 156). CRED 0083 Exception Cleared.	Funded	A	A	A	A	A
300008031	154263	04/13/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	2	Acknowledged
1008 in file (pg 174 is not signed or dated. No other lender approval in file. No lender approval with underwriting conditions provided. Unable to determine loan approval date and approving underwriter.

Substantial verified employment history - Borrower 1 has been employed with Employer since 2004. ; Excellent verified housing payment history - Credit report reflects 52 months of current and prior mortgage history paid 0x30.

4/17/15 - Received response from lender of: "signed and dated 1008". Attached is e-signed 1008 digitally dated after consummation.  1008 provided that reflects e-signage matches to the original 1008 (pg. 174) in file, thus no changes occurred post-consummation.  DTI reflected to be 40.377% on both.  APRV 0001 Exception Overridden to EV2 level due to post-consummation date.

Mitigated Risk: 4/17/15 - Received response from lender of: "signed and dated 1008". Attached is e-signed 1008 digitally dated after consummation.  1008 provided that reflects e-signage matches to the original 1008 (pg. 174) in file, thus no changes occurred post-consummation.  DTI reflected to be 40.377% on both.  APRV 0001 Exception Overridden to EV2 level due to post-consummation date.
													Funded	B	B	B	B	B
300008031	154381	04/14/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
Mortgage/Deed of Trust is deficient due to the following: 1) No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office 2) Notary date reflected. Borrowers signature noted(pg 79).
									05/05/2015
Substantial verified employment history - Borrower 1 has been employed with Employer since 2004. ; Excellent verified housing payment history - Credit report reflects 52 months of current and prior mortgage history paid 0x30.

4/16/15 - Received response from lender of: "Recorded DOT".  Attached is a "unofficial" copy of the DOT.  Unable to confirm APN number on the Mortgage Deed of Trust.  Recorded copy of the Mortgage Deed of Trust should not reflect the 'unofficial' watermark.  DEED 0049 Exception Remains.;
4/30/15 - Received copy of Master Closing Instructions and Supplemental Closing Instructions. Received Master Closing Instructions for lender. Master Instructions reflect (pg. 16) under section 15.7 that documents to be recorded in this transaction must be presented to the county clerk which includes the Deed of Trust with any Riders. ** Partially cleared.  Confirms evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. Missing confirmation of APN number.  No APN reflected on the Mortage / Deed of Trust.  Legal description matches.  DEED 0049 Exception Remains.;
 5/5/15 - Received request from lender to revisit exception as Texas does not require APN number. ** Confirmed that legal description matches to the title and appraisal and prior copy of Master and Supplemental Closing Instruction confirms intent to record Mortgage / Deed of Trust as closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Cleared.

5/5/15 - Received request from lender to revisit exception as Texas does not require APN number. ** Confirmed that legal description matches to the title and appraisal and prior copy of Master and Supplemental Closing Instruction confirms intent to record Mortgage / Deed of Trust as closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300008031	154384	04/14/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $715,000 is supported. No Post Closing CDA provided in file.	09/16/2015
Substantial verified employment history - Borrower 1 has been employed with Employer since 2004. ; Excellent verified housing payment history - Credit report reflects 52 months of current and prior mortgage history paid 0x30.
											4/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $715,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	4/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $715,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300008031	154387	04/14/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed
Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date of 02/04/15. Special Information Handbook/HUD Settlement Book provided in file (pg 549), however, unable to confirm whether document is provided within 3 business days of application date.
									09/16/2015
Substantial verified employment history - Borrower 1 has been employed with Employer since 2004. ; Excellent verified housing payment history - Credit report reflects 52 months of current and prior mortgage history paid 0x30.

4/27/15 - Received response from lender of: Disclosure. Attached is email copy from the lender to the borrowers that reflects the initial loan disclosures along with borrowers 1003 are provided.  ** No exception cleared.  Missing is evidence of what disclosures were included with the email sent to the borrower. Email states it includes 40 pages.  Unable to confirm the Special Information Handbook was provided. COMP 0038 Exception Remains.;
5/11/15 - Received copy of executed Borrower acknowledgment of disclosure receipt within 3 business days of application date.COMP 0038 Exception Cleared.

												5/11/15 - Received copy of executed Borrower acknowledgment of disclosure receipt within 3 business days of application date.COMP 0038 Exception Cleared.	Funded	A	A	A	A	A
300008031	154388	04/14/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed
Missing evidence an Affiliated Business Disclosure was provided to borrower within 3 days of application or evidence that Lender has no affiliations to disclose. Affiliated Business Disclosure must be executed by both borrowers.
									09/16/2015
Substantial verified employment history - Borrower 1 has been employed with Employer since 2004. ; Excellent verified housing payment history - Credit report reflects 52 months of current and prior mortgage history paid 0x30.

4/24/2015 - Received response from lender of: Affiliate disclosure.  Attached is a copy of letter from Lender stating: "We do not use affiliates and we are not an affiliated company". COMP 0006 Exception Cleared.

4/24/2015 - Received response from lender of: Affiliate disclosure.  Attached is a copy of letter from Lender stating: "We do not use affiliates and we are not an affiliated company". COMP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300008031	154406	04/14/2015	Credit	Purchase Contract is Deficient	CRED 0085	1	Closed	Contract addendum is signed by both borrowers, however, it is not signed by seller (pg 506).	09/16/2015
Substantial verified employment history - Borrower 1 has been employed with Employer since 2004. ; Excellent verified housing payment history - Credit report reflects 52 months of current and prior mortgage history paid 0x30.
											5/1/15 - Received response from lender of: "Executed contract addendum by all parties." Lender provided fully executed contract addendum signed by both buyers and sellers. CRED 0082 Exception Cleared.	5/1/15 - Received response from lender of: "Executed contract addendum by all parties." Lender provided fully executed contract addendum signed by both buyers and sellers. CRED 0082 Exception Cleared.	Funded	A	A	A	A	A
300008031	154454	04/14/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing terms of withdrawal with 401k plan. None provided in file. Account is being used for reserves (pg 309).	09/16/2015
Substantial verified employment history - Borrower 1 has been employed with Employer since 2004. ; Excellent verified housing payment history - Credit report reflects 52 months of current and prior mortgage history paid 0x30.

4/17/15 - Received response from lender of: "explanation".  Attached is a lender memo that states: "401K plans do not have a withdraw term other than what is imposed by the IRS, for which 60% of the value is used. ** No Exception Cleared. Missing is evidence that borrower has withdrawal privileges and what rules/terms are required (e.g. hardship withdrawal) for 401k plan. CRED 0083 Exception Remains.;
4/30/15 - Received terms of withdrawal. No exception cleared. Provide terms of Withdrawal for 401k plan. CRED 0083 Exception Remains.;
 5/1/15 - Received terms of withdrawal for 401k plan. Terms include hardship withdrawal. CRED 0083 Exception Cleared.
												5/1/15 - Received terms of withdrawal for 401k plan. Terms include hardship withdrawal. CRED 0083 Exception Cleared	Funded	A	A	A	A	A
300008031	154456	04/14/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Per appraisal (pg 4) subject is newly constructed. Missing Certificate of Occupancy required for new construction. File provides final building inspection (pg 97).	09/16/2015
Substantial verified employment history - Borrower 1 has been employed with Employer since 2004. ; Excellent verified housing payment history - Credit report reflects 52 months of current and prior mortgage history paid 0x30.

4/17/15 - Received  response from lender of: "COO".  Attached is a screen print that has the top portion of the screen cut off and not visible.  No other documentation provided. Information reflects inspection Co/Building final completed and approved. No confirmation of where this print screen originated from.  Must have proof of official city/county municipality is the origin. ** No exception cleared.  PROP 0012 Exception Remains.;
 5/1/15 - Received lender response of: "Website from city with inspectors name and tracking link for inspections". Tracking link reflects CO/Building Final re-inspection on the subject address from the City. Inspection record confirms final inspection is complete and approved. PROP 0012 Exception Cleared.

5/1/15 - Received lender response of: "Website from city with inspectors name and tracking link for inspections". Tracking link reflects CO/Building Final re-inspection on the subject address from the City. Inspection record confirms final inspection is complete and approved. PROP 0012 Exception Cleared.
													Funded	A	A	A	A	A
300008031	154540	04/14/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Coborrower has minor Schedule C loss reported on 2012/2013 tax returns which was accounted for in income qualifying. Missing current 2014 P&L and Balance Sheet to confirm losses were not increasing for the current year. P&L and Balance sheet to be signed by borrowers.
									05/04/2015
Substantial verified employment history - Borrower 1 has been employed with Employer since 2004. ; Excellent verified housing payment history - Credit report reflects 52 months of current and prior mortgage history paid 0x30.
											4/30/15 - Received 2014 tax transcripts. No Schedule C income or loss reported on 2014 tax transcripts, thus no P&L or Balance sheet required as no loss to consider. CRED 0082 Exception Cleared.;	4/30/15 - Received 2014 tax transcripts. No Schedule C income or loss reported on 2014 tax transcripts, thus no P&L or Balance sheet required as no loss to consider. CRED 0082 Exception Cleared.;	Funded	A	A	A	A	A
300008031	154771	04/17/2015	Compliance	Waiver of ECOA disclosure right to receive a copy of all written appraisals not delivered within 3 business days	ECOA 0002	1	Closed
Disclosure of Right to Receive a copy of Appraisal disclosure in file (pg. 507) reflects a print date and execution date of 3/17/2015 with is not within 3 business days of the application date of 2/4/2015. Based on print date, disclosure was not provided timely.
									09/16/2015
Substantial verified employment history - Borrower 1 has been employed with Employer since 2004. ; Excellent verified housing payment history - Credit report reflects 52 months of current and prior mortgage history paid 0x30.

4/27/15 - Received response from lender of: Disclosure. Attached is email from the lender to the borrowers that reflects the initial loan disclosures, HUD booklet, and 1003 are provided   ** No exception cleared.  Missing is evidence of what disclosures were included with the email sent to the borrower. Email states it includes 40 pages.  Unable to confirm the ECOA disclosure was provided with business days of the loan application date. ECOA 0002 Exception Remains.;
 5/1/15 - Received signed and dated Appraiser Independence Requirement. Disclosure states lender shall ensure that the borrower is provided a copy of appraisal report no less than 3 days prior to closing. ECOA 0002 Exception Cleared.

5/1/15 - Received signed and dated Appraiser Independence Requirement. Disclosure states lender shall ensure that the borrower is provided a copy of appraisal report no less than 3 days prior to closing. ECOA 0002 Exception Cleared.
													Funded	A	A	A	A	A
300008031	156632	05/01/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Coborrower has Sch C business (pg 393, 325). Missing third party VVOE to verify Sch C self-employment. Minimal income from business in 2013 Schedule C used to reduce business expenses. Net loss from Sch C included in qualifying.
									05/12/2015
Substantial verified employment history - Borrower 1 has been employed with Employer since 2004. ; Excellent verified housing payment history - Credit report reflects 52 months of current and prior mortgage history paid 0x30.

5/6/15 - Based on 2014 tax transcripts received on 4/30/15 reflecting no Schedule C income or loss reported and none being considered, no need for verification of self employment as no loss or income to be considered. CRED 0006 Exception Cleared.

5/6/15 - Based on 2014 tax transcripts received on 4/30/15 reflecting no Schedule C income or loss reported and none being considered, no need for verification of self employment as no loss or income to be considered. CRED 0006 Exception Cleared.
													Funded	A	A	A	A	A
300008208	154321	04/13/2015	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Missing required State of Colorado Net tangible benefit worksheet required for refinance of primary residence.	04/20/2015
Substantial verified reserves - Borrowers have 22.53 months documented reserves.  9 months required per guidelines for 69.81% CLTV.; Excellent verified housing payment history - Borrowers have 23 months 0x30 mortgage pay history and 36 months 0x30 rental pay history per VOR prior to subject mortgage pay history.; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. Credit report reflects 242 months of credit history and no adverse items.; Low DTI - 29.48% is below the maximum allowed of 40%.
											4/20/15- Received lender comments "NTB worksheet is not required; though it is best practice to do so, banks are not subject to providing this form." NTB 0001 Exception cleared.	4/20/15- Received lender comments "NTB worksheet is not required; though it is best practice to do so, banks are not subject to providing this form." NTB 0001 Exception cleared.	Funded	A	A	A	A	A
300008208	154336	04/13/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $950,400 is supported. No post closing CDA provided.	09/16/2015
Substantial verified reserves - Borrowers have 22.53 months documented reserves.  9 months required per guidelines for 69.81% CLTV.; Excellent verified housing payment history - Borrowers have 23 months 0x30 mortgage pay history and 36 months 0x30 rental pay history per VOR prior to subject mortgage pay history.; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. Credit report reflects 242 months of credit history and no adverse items.; Low DTI - 29.48% is below the maximum allowed of 40%.
											4/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,400 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	4/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,400 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300008208	154339	04/13/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 90) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.
									04/27/2015
Substantial verified reserves - Borrowers have 22.53 months documented reserves.  9 months required per guidelines for 69.81% CLTV.; Excellent verified housing payment history - Borrowers have 23 months 0x30 mortgage pay history and 36 months 0x30 rental pay history per VOR prior to subject mortgage pay history.; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. Credit report reflects 242 months of credit history and no adverse items.; Low DTI - 29.48% is below the maximum allowed of 40%.

4/24/15 - Received response from lender of: "The ROR signed at closing and provided in the initial submission is on the H9 form. Additionally, they did not pay off any 2nd mortgage with this refinance. It is not on the HUD signed at closing that there is a 2nd payoff, and the title commitment only shows 1 payoff as well". ** ROR in file is on H9 form.  ROR 0011 Exception Cleared.

4/24/15 - Received response from lender of: "The ROR signed at closing and provided in the initial submission is on the H9 form. Additionally, they did not pay off any 2nd mortgage with this refinance. It is not on the HUD signed at closing that there is a 2nd payoff, and the title commitment only shows 1 payoff as well". ** ROR in file is on H9 form.  ROR 0011 Exception Cleared.
													Funded	A	A	A	A	A
300008208	154346	04/13/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed	Earliest dated TIL is 02/16/2015 (pg 279). Application date is 02/10/2015. File contains initial GFE dated 02/12/2015 however no initial TIL or other initial disclosures are dated 2/12/2015.	09/16/2015
Substantial verified reserves - Borrowers have 22.53 months documented reserves.  9 months required per guidelines for 69.81% CLTV.; Excellent verified housing payment history - Borrowers have 23 months 0x30 mortgage pay history and 36 months 0x30 rental pay history per VOR prior to subject mortgage pay history.; Excellent verified credit history - Qualifying credit scores are greater than the minimum credit score required by guidelines. Credit report reflects 242 months of credit history and no adverse items.; Low DTI - 29.48% is below the maximum allowed of 40%.
											4/20/15 - Received 29 pg copy of initial disclosures included is the initial TIL. RESPA 0015 Exception Cleared.	4/20/15 - Received 29 pg copy of initial disclosures included is the initial TIL. RESPA 0015 Exception Cleared.	Funded	A	A	A	A	A
300008541	154694	04/16/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									04/29/2015
Substantial verified employment history - Borrower has been employed with Employer for 9 years. Co-borrower has been self employed for 12 years.; Excellent verified credit history - Borrowers have long term established credit history since 1990 with mortgage history paid 0x30 for 79 months reviewed and all consumer credit reflected to be paid 0x30. Qualifying credit score is greater than the minimum credit score required by guidelines.
											4/29/15 - Received response from lender of: "title policy". Attached is final title policy to confirm subject transaction and mortgage is recorded. DEED 0049 Exception Cleared.	4/29/15 - Received response from lender of: "title policy". Attached is final title policy to confirm subject transaction and mortgage is recorded. DEED 0049 Exception Cleared.	Funded	A	A	A	A	A
300008541	154696	04/16/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,100,000 is supported. No post closing CDA provided.	09/16/2015
Substantial verified employment history - Borrower has been employed with Employer for 9 years. Co-borrower has been self employed for 12 years.; Excellent verified credit history - Borrowers have long term established credit history since 1990 with mortgage history paid 0x30 for 79 months reviewed and all consumer credit reflected to be paid 0x30. Qualifying credit score is greater than the minimum credit score required by guidelines.

4/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

4/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300008541	154699	04/16/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No Closing Protection Letter was provided in the image file. HUD does not reflect any charge for a CPL.	05/01/2015
Substantial verified employment history - Borrower has been employed with Employer for 9 years. Co-borrower has been self employed for 12 years.; Excellent verified credit history - Borrowers have long term established credit history since 1990 with mortgage history paid 0x30 for 79 months reviewed and all consumer credit reflected to be paid 0x30. Qualifying credit score is greater than the minimum credit score required by guidelines.

4/29/15 - Received response from lender of: "closing protection letter". Attached is page 1 of 2 of the Closing Protection Letter.  ** Partially cleared.  Missing page 2 of 2 of the Closing Protection Letter. TITL 0005 Exception Remains.;
 4/30/15 - Received Closing Protection Letter for subject property (total of 2 pages). TITL 0005 Exception Cleared.
												4/30/15 - Received Closing Protection Letter for subject property (total of 2 pages). TITL 0005 Exception Cleared.	Funded	A	A	A	A	A
300008541	154700	04/16/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing proof of PITI expenses on rental property. No mortgage statement was provided to verify whether the monthly payment reflected on the credit report (pg 32), includes escrows. Missing documentation of insurance and property taxes.
									09/16/2015
Substantial verified employment history - Borrower has been employed with Employer for 9 years. Co-borrower has been self employed for 12 years.; Excellent verified credit history - Borrowers have long term established credit history since 1990 with mortgage history paid 0x30 for 79 months reviewed and all consumer credit reflected to be paid 0x30. Qualifying credit score is greater than the minimum credit score required by guidelines.
											4/29/15 - Received response from lender of: "mortgage statement". Attached is a mortgage statement. Full payment includes escrows for taxes and insurance. CRED 0096 Exception Cleared.	4/29/15 - Received response from lender of: "mortgage statement". Attached is a mortgage statement. Full payment includes escrows for taxes and insurance. CRED 0096 Exception Cleared.	Funded	A	A	A	A	A
300008541	154701	04/16/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing lease agreement for REO, to confirm property is currently rented at rent of approximately $1,625/month as reflected on Schedule E (pg 103). Lender qualified borrower using rental income.	09/16/2015
Substantial verified employment history - Borrower has been employed with Employer for 9 years. Co-borrower has been self employed for 12 years.; Excellent verified credit history - Borrowers have long term established credit history since 1990 with mortgage history paid 0x30 for 79 months reviewed and all consumer credit reflected to be paid 0x30. Qualifying credit score is greater than the minimum credit score required by guidelines.

5/27/15 - Received response from lender which states: In reference to the requested lease agreement, the lender counted the entire mortgage payment against the borrower, please see page two of the 1003 and then hit them again for negative rental. Back end ratio is 35.40% which is within guidelines. The file also contains two years of documented rental history which is an acceptable source of documentation per Lender (Client Approved) Correspondent Lending Guidelines, Appendix Q Guidelines and the default, Agency Guidelines. Please see below. Per the 2013 and 2012 tax returns, a rental history over the previous 24 month rental history is documented." Lender copy pasted Lender, Appendix Q and Agency requirement. Based on Final 1008 in file, it appears lender qualified borrower using total expenses reported on 2013 tax return (pg 103) and added back depreciation which resulted to a rent loss that is reflected on 1008 (pg 24). Full PITI was not used in qualifying, thus lease agreement is required. CRED 0093 Exception Remains.;
 6/24/15 - Received response from lender of: "On the rental, if you reduce the amount of the depreciation the underwriter gave the borrower, and they did not include any rent, the difference is less than $400 per month, and the DTI goes from 33.426% to 35.72%". ** Exception cleared. In collaboration with all parties, it is confirmed that no rental income was considered for qualifying thus lease agreement is not required. Expenses and depreciation were included by lender resulting in an error in the PITIA calculation. Correct calculation of PITIA increases the DTI to 35.36% which meets Appendix Q. CRED 0093 Exception Cleared.

6/24/15 - Received response from lender of: "On the rental, if you reduce the amount of the depreciation the underwriter gave the borrower, and they did not include any rent, the difference is less than $400 per month, and the DTI goes from 33.426% to 35.72%". ** Exception cleared. In collaboration with all parties, it is confirmed that no rental income was considered for qualifying thus lease agreement is not required. Expenses and depreciation were included by lender resulting in an error in the PITIA calculation. Correct calculation of PITIA increases the DTI to 35.36% which meets Appendix Q. CRED 0093 Exception Cleared.
													Funded	A	A	A	A	A
300008541	154702	04/16/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing signed YTD P&L and Balance Sheet for co-borrowers 1120s business.	07/07/2015
Substantial verified employment history - Borrower has been employed with Employer for 9 years. Co-borrower has been self employed for 12 years.; Excellent verified credit history - Borrowers have long term established credit history since 1990 with mortgage history paid 0x30 for 79 months reviewed and all consumer credit reflected to be paid 0x30. Qualifying credit score is greater than the minimum credit score required by guidelines.

4/29/15 - Received response from lender of: "2014 tax return". Attached is an unsigned copy of the 1120S 2014 tax return. ** No Exception Cleared.  Appendix Q requires YTD Profit and Loss and Balance Sheet.  2014 tax return must be executed.  All income documentation must have been provided and considered for qualifying pre-consummation. CRED 0082 Exception Remains.;
4/30/15 - Received response from lender of: "2014 tax return". Attached is a signed copy of the 1120S 2014 tax return (first page). ** No Exception Cleared. Missing YTD Profit and Loss and Balance Sheet as required by Appendix Q. All income documentation must have been provided and considered for qualifying pre-consummation. CRED 0082 Exception Remains.;
 7/2/15 - Received YTD P&L and Balance Sheet for B2 business signed by borrower same day as consummation date. Income is supported. CRED 0082 Exception Cleared.
												7/2/15 - Received YTD P&L and Balance Sheet for B2 business signed by borrower same day as consummation date. Income is supported. CRED 0082 Exception Cleared.	Funded	A	A	A	A	A
300008541	154703	04/16/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed. A risk assessment report provided (pg 57) is not a complete report.	09/16/2015
Substantial verified employment history - Borrower has been employed with Employer for 9 years. Co-borrower has been self employed for 12 years.; Excellent verified credit history - Borrowers have long term established credit history since 1990 with mortgage history paid 0x30 for 79 months reviewed and all consumer credit reflected to be paid 0x30. Qualifying credit score is greater than the minimum credit score required by guidelines.
											4/20/15 Received copy of Fraud report. All alerts satisfactorily addressed. Min matches DOT min (p296) CRED 0089 Exception cleared.	4/20/15 Received copy of Fraud report. All alerts satisfactorily addressed. Min matches DOT min (p296) CRED 0089 Exception cleared.	Funded	A	A	A	A	A
300008541	154704	04/16/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing 2 months bank statements (pg 189, 201), statements provided cover only 1 month. Assets required for reserves.	09/16/2015
Substantial verified employment history - Borrower has been employed with Employer for 9 years. Co-borrower has been self employed for 12 years.; Excellent verified credit history - Borrowers have long term established credit history since 1990 with mortgage history paid 0x30 for 79 months reviewed and all consumer credit reflected to be paid 0x30. Qualifying credit score is greater than the minimum credit score required by guidelines.

4/29/15 - Received response from lender of: "Bank Stmts". Attached is February 2015 - 28 page statement that includes additional accounts not in file but this statement contains the accounts documented in file. Statement completes 2 full consecutive months (January 2015 statements) for Borrower account and Co-Borrower account.  CRED 0083 Exception Cleared.

4/29/15 - Received response from lender of: "Bank Stmts". Attached is February 2015 - 28 page statement that includes additional accounts not in file but this statement contains the accounts documented in file. Statement completes 2 full consecutive months (January 2015 statements) for Borrower account and Co-Borrower account.  CRED 0083 Exception Cleared.
													Funded	A	A	A	A	A
300008541	154707	04/16/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
UPDATED EXCEPTION:
Loan is under disclosed by $511.  Reason is due to the fees charged on the HUD1 but not included in the prepaid finance charges per the final TIL. Per the TIL Itemization in file (pg. 314), the lender under disclosed the $1279.45 origination fee and over disclosed the fees of $34 Credit Report, $11.95 MERS, $12.50 AUS, $15 4506T, $75 Doc Prep, $345 Processing, $225 UW, $50 MLC for total over disclosed fees of $768.45.  The net difference is $511. The disclosed finance charge ($467,699.40) is ($511.00) below the actual finance charge ($468,210.40). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).

ORIGINAL EXCEPTION:
 Loan is underdisclosed by $511.00.  HUD (pg 278) reflects a credit for Application Fee of $595.00 which has not been applied. Missing fee breakdown of Loan Origination Fee to determine if an Application Fee was included in the total amount. The disclosed finance charge ($467,699.40) is ($511.00) below the actual finance charge ($468,210.40). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
									09/16/2015
Substantial verified employment history - Borrower has been employed with Employer for 9 years. Co-borrower has been self employed for 12 years.; Excellent verified credit history - Borrowers have long term established credit history since 1990 with mortgage history paid 0x30 for 79 months reviewed and all consumer credit reflected to be paid 0x30. Qualifying credit score is greater than the minimum credit score required by guidelines.

4/29/15 - Received response from lender of: "itemization". Attached is a breakdown of the finance charges that total $3488.09. ** No Exception Cleared.  Based on TIL Itemization in file (pg. 314) which matches to breakdown provided by lender totaling $3488.09, the reason for the under disclosure is due to the fees charged on the HUD1 not included in the prepaid finance charges. The lender under disclosed the $1279.45 origination fee and over disclosed the fees of $34 Credit Report, $11.95 MERS, $12.50 AUS, $15 4506T, $75 Doc Prep, $345 Processing, $225 UW, $50 MLC for total over disclosed fees of $768.45.  The net difference and under disclosure is $511. See Updated Exception:
UPDATED EXCEPTION:
Loan is under disclosed by $511.  Reason is due to the fees charged on the HUD1 but not included in the prepaid finance charges per the final TIL. Per the TIL Itemization in file (pg. 314), the lender under disclosed the $1279.45 origination fee and over disclosed the fees of $34 Credit Report, $11.95 MERS, $12.50 AUS, $15 4506T, $75 Doc Prep, $345 Processing, $225 UW, $50 MLC for total over disclosed fees of $768.45.  The net difference is $511. The disclosed finance charge ($467,699.40) is ($511.00) below the actual finance charge ($468,210.40). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).;
5/5/15 - Lender attached Fee Details Form that itemizes breakdown for line #801 for Origination Fee. Breakdown reflects $595 Application Fee that is part of the Origination Fee. Loan is no longer underdisclosed. COMP 0001 Exception Cleared.

5/5/15 - Lender attached Fee Details Form that itemizes breakdown for line #801 for Origination Fee. Breakdown reflects $595 Application Fee that is part of the Origination Fee. Loan is no longer underdisclosed. COMP 0001 Exception Cleared.
													Funded	A	A	A	A	A
300008541	154708	04/16/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing evidence the borrower was provided with the Federal Privacy Act disclosure within 3 business days of application.
Substantial verified employment history - Borrower has been employed with Employer for 9 years. Co-borrower has been self employed for 12 years.; Excellent verified credit history - Borrowers have long term established credit history since 1990 with mortgage history paid 0x30 for 79 months reviewed and all consumer credit reflected to be paid 0x30. Qualifying credit score is greater than the minimum credit score required by guidelines.

4/29/15 - Received response from lender of: "federal privacy". Attached is copy of 3-page disclosure. ** No Exception Cleared. No evidence provided that disclosure was made within 3 business days of the borrowers application date. COMP 0006 Exception Remains.;
 6/10/15 - Received e-mail from lender: "The Federal Privacy Act disclosure was supplied to the borrower and would have been part of the original package had we not had an upload issue on our end. This disclosure has no signature line at all for acknowledgement or receipt of said document." Override to EV2 level. No assignee liability or private right of action. COMP 0006 Exception Overridden to EV2 level.

Mitigated Risk: 6/10/15 - Received e-mail from lender: "The Federal Privacy Act disclosure was supplied to the borrower and would have been part of the original package had we not had an upload issue on our end. This disclosure has no signature line at all for acknowledgement or receipt of said document." Override to EV2 level. No assignee liability or private right of action. COMP 0006 Exception Overridden to EV2 level.
													Funded	B	B	B	B	B
300008541	154709	04/16/2015	Compliance	Missing Schedule A	RESPA 0028	1	Closed	Missing evidence the borrower was provided with the Service Provider List (Schedule A) with the initial GFE.	05/07/2015
Substantial verified employment history - Borrower has been employed with Employer for 9 years. Co-borrower has been self employed for 12 years.; Excellent verified credit history - Borrowers have long term established credit history since 1990 with mortgage history paid 0x30 for 79 months reviewed and all consumer credit reflected to be paid 0x30. Qualifying credit score is greater than the minimum credit score required by guidelines.

5/1/15 - Received letter signed by mortgage processor in company letter head stating: "We do not provide a Settlement Providers list to our borrowers." No exception cleared. The letter provided did not exactly address the issue as required. Provide corrected letter in company letterhead signed by an officer of the bank to address whether borrowers are allowed to shop for services. RESPA 0028 Exception Remains.;
 5/6/15 - Received letter signed by mortgage processor in company letter head stating they do not allow the borrowers to shop for services therefore they do not provide a Settlement Providers list. RESPA 0028 Exception Cleared.

5/6/15 - Received letter signed by mortgage processor in company letter head stating they do not allow the borrowers to shop for services therefore they do not provide a Settlement Providers list. RESPA 0028 Exception Cleared.
													Funded	A	A	A	A	A
300008541	154742	04/17/2015	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Missing State of Massachusetts required Net Tangible Benefit disclosure required on refinance of primary residence.	04/29/2015
Substantial verified employment history - Borrower has been employed with Employer for 9 years. Co-borrower has been self employed for 12 years.; Excellent verified credit history - Borrowers have long term established credit history since 1990 with mortgage history paid 0x30 for 79 months reviewed and all consumer credit reflected to be paid 0x30. Qualifying credit score is greater than the minimum credit score required by guidelines.
											4/29/15 - Received response from lender of: "net benefit". Attached is copy of borrower executed NTB disclosure dated 3/30/2015. NTB 0001 Exception Cleared.	4/29/15 - Received response from lender of: "net benefit". Attached is copy of borrower executed NTB disclosure dated 3/30/2015. NTB 0001 Exception Cleared.	Funded	A	A	A	A	A
300008541	169605	07/07/2015	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed
Missing documentation of sufficient liquid funds to close totaling $2,922.47 per final HUD1 (pg 278). Funds verified in file are non-liquid assets. Verified funds of $82,709.53 with Morgan Stanley accts ending 0109 and acct ending 0108 are retirement accounts.
									09/16/2015
Substantial verified employment history - Borrower has been employed with Employer for 9 years. Co-borrower has been self employed for 12 years.; Excellent verified credit history - Borrowers have long term established credit history since 1990 with mortgage history paid 0x30 for 79 months reviewed and all consumer credit reflected to be paid 0x30. Qualifying credit score is greater than the minimum credit score required by guidelines.
											7/13/15 - Received January statement for personal acct. February statement provided via CRED 0083. CRED 0016 Exception Cleared.	7/13/15 - Received January statement for personal acct. February statement provided via CRED 0083. CRED 0016 Exception Cleared.	Funded	A	A	A	A	A
300007739	155108	04/20/2015	Credit	Missing Initial 1003 Application	APP 0003	1	Closed	No executed initial 1003 provided in the image file. Application date captured from initial disclosures of 10/01/2014.	09/16/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											5/11/15 - Received fully executed initial 1003. Used lender signature date as application date. APP 0003 Exception Cleared.	5/11/15 - Received fully executed initial 1003. Used lender signature date as application date. APP 0003 Exception Cleared.	Funded	A	A	A	A	A
300007739	155120	04/20/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/16/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

5/11/15 - Lender provided Closing Protection Letter. No exception cleared. DEED 0049 Exception Remains.;
5/15/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed, however, unable to locate the APN number within the recorded Mortgage.  DEED 0049 Exception Remains.;
 5/15/15 - Received response from lender of: "The subject property is located in Midland County, Texas. Texas does not require that APN be placed on the Deed of Trust per Law Firm and Law Firm that drew the mortgage legal documents for these closings. This has been addressed previously and removed by Due Diligence Firm. Please remove this finding." Exception Cleared. Legal description matches. Law Firm that drew the mortgage legal documents for this closing confirms that APN is not required. Legal description was confirmed to match for the subject property. DEED 0049 Exception Cleared.

5/15/15 - Received response from lender of: "The subject property is located in Midland County, Texas. Texas does not require that APN be placed on the Deed of Trust per Law Firm and Law Firm that drew the mortgage legal documents for these closings. This has been addressed previously and removed by Due Diligence Firm. Please remove this finding." Exception Cleared. Legal description matches. Law Firm that drew the mortgage legal documents for this closing confirms that APN is not required. Legal description was confirmed to match for the subject property. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300007739	155122	04/20/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $755000.00 is supported. No post closing CDA provided.	09/16/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/21/15 - Received 3rd Party Desk Review that reflects original appraisal value of $755,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	4/21/15 - Received 3rd Party Desk Review that reflects original appraisal value of $755,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300007739	155140	04/20/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	File does not contain a closing protection letter.	05/11/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											5/11/15 - Lender provided Closing Protection Letter for subject transaction. TITL 0005 Exception Cleared.	5/11/15 - Lender provided Closing Protection Letter for subject transaction. TITL 0005 Exception Cleared.	Funded	A	A	A	A	A
300007739	155147	04/20/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
UPDATED EXCEPTION: Missing 3rd party verification of employment dated pre consummation to support borrower # 1 schedule C loss used to qualify to satisfy Appendix Q requirement

 ORIGINAL EXCEPTION: 1) Missing documentation to evidence primary borrowers most recent start date with current employer.  Per final 1003 (pg 99) borrower has been with employer 1 year 11 months and had prior employment from 08/01/2012-04/01/2013.  VVOE pg 675 from Key Energy reflects borrower has been actively employed as of 03/20/2006 with no gaps.  2) Missing third party VOE to support primary borrowers Schedule C income/loss as required per Appendix Q.
									09/16/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

5/11/15 - Received letter of explanations from lender. First letter of explanation is pertaining to borrower rehire date with Employer in April 2013. Letter explains prior to borrowers employment with Prior Employer from 08/01/13 to 04/01/13, he had been employed with Employer since 2006. Employer uses 3rd Party Verification to verify employment and will only verify certain information thus lender cannot obtain borrowers rehire date. Lender further states that an updated verification of employment is enclosed with income figures. Second letter pertains to 3rd party verification of Schedule C loss. Letter explains borrower has a small interest in an oil investment that has not yielded any income. His CPA is reporting the loss on Schedule C but borrower is not actually self employed. No exception cleared. Provide VVOE with Prior Employer to confirm previous employment OR an updated VVOE to confirm 24 months of employment history with Employer. A third party verification to verify Sch C business is  required per Appendix Q. Verification should be from a verifiable source, such as CPA or governmental licencing agency. CRED 0006 Exception Remains.;
5/15/15 - Lender previously provided VVOE through 3rd Party Verification with income documentation along with paystubs and W2s provided on original file. Received VVOE with Prior Employer to verify previous employment dates of 08/28/2012-04/25/2013, however, VVOE is dated post consummation which is in violation of Appendix Q requirement. Still unable to confirm actual dates of employment with current job with Employer due to being unable to confirm re-hire date. VVOE provided reflects original hire date of 03/20/2006. Lender letter explains borrower was re-hired with Employer in April 2013. Due to limitation with 3rd Party Verification to verify actual re-hire date, a letter of explanation signed by borrower to confirm actual re-hire dates may be used in lieu of. 24 months of employment with current job must be confirmed, otherwise a pre consummation VVOE with previous job with Prior Employer is required. Any gaps in employment more than 30 days+ must be addressed. Still missing third party verification to verify Sch C business as required per Appendix Q. Verification should be from a verifiable source, such as CPA or governmental licencing agency. CRED 0006 Exception Remains.;
6/15/15 - Received the same letter from lender provided on 05/11/15. Letter states: "...Per the 1003 the borrower was employed with Prior Employer from 08/1/2013-04/01/13. He was rehired with Employer in April of 2013 and has been there, as of closing date 1 year and 11 months. Prior to the borrower's employments with Prior Employer, he had been employed with Employer since 2006. Employer uses the 3rd Party Verification to verify employment and will not verify information outside of what is provided there. Due to these fact, we cannot obtain the borrower's rehire date..." No exception cleared. 1) Unable to confirm actual dates of employment with current job due to being unable to confirm re-hire date with the 3rd Party Verification in file. 2) VVOE with Prior Employer previously received to verify previous employment date is dated post consummation which is in violation of Appendix Q requirement. Unable to confirm 24 months of employment history. 3) Still missing third party verification to verify Sch C business as required per Appendix Q. Verification should be from a verifiable source, such as CPA or governmental licencing agency. CRED 0006 Exception Remains.;
6/22/15 - Received response from lender of:" Lender defaults to Agency guidelines; Please see below in reference to the Schedule C income that was not used to qualify for the above referenced loan file. The Agency Guide did not previously address this scenario; however, Agency does not require lenders to review or document income from secondary sources when that income is not needed to qualify. Business-related debt for which the borrower or co-borrower is personally obligated would likely be on their credit report and therefore already included in the debt-to income ratio. As a practical consideration, borrowers with a primary source of salaried employment that is sufficient to cover the obligation have more flexibility and could discontinue a secondary self-employment activity should it prove unprofitable. Consequently, it is our view that if salaried employment is sufficient to qualify the borrower, no further inquiry regarding any secondary self-employment income is required. The provisions of the Truth in Lending Acts Ability to Repay (ATR) provisions require verification of the amounts of income, assets, or debt obligations that the creditor relies on to determine a borrowers ability to repay using third-party records that provide reasonably reliable evidence of the borrowers income or assets. As a general rule, there is no ATR requirement for creditors to identify and examine losses or expenses related to income that the borrower does not declare as income for the purposes of obtaining a mortgage loan. Additionally, the requested start dates have been provided numerous times within the confines of what the employer is willing to divulge and reports to 3rd Party Verification. There is no confusion and it has been outlined. Please remove or clear this condition as it has been met". ** Exception partially cleared. 3rd party Voe dated pre consummation for borrower # 1 confirms employment from 3/20/2006 to Present (pg 675). 3rd party Voe dated post consummation for borrower # 1 previous employer confirms employment from 8/2012 to 4/25/2013. Combined Voes evidence continuous 24 month employment history with no 30+ days gap in employment. ** Missing 3rd party verification of employment dated pre consummation to support borrower # 1 schedule C loss used to qualify to satisfy Appendix Q requirement ** CRED 0006 Exception Remains.;
 6/26/15 - Received e-mail from lender which states: "This is working interest on oil and gas leases and mineral rights. Please see the attachment for validation of this. Additionally, we are speaking about a loss. There is not an actual business entity to be verified." Agree. Schedule C confirms loss is from oil & gas working interest. Tax returns reflect a decreasing loss from 2012 to YTD. Average loss of is immaterial and is already included in review DTI of 21.39%. 3rd party verification not required due to borrower is not actually self employed. CRED 0006 Exception Cleared.

6/26/15 - Received e-mail from lender which states: "This is working interest on oil and gas leases and mineral rights. Please see the attachment for validation of this. Additionally, we are speaking about a loss. There is not an actual business entity to be verified." Agree. Schedule C confirms loss is from oil & gas working interest. Tax returns reflect a decreasing loss from 2012 to YTD. Average loss of is immaterial and is already included in review DTI of 21.39%. 3rd party verification not required due to borrower is not actually self employed. CRED 0006 Exception Cleared.
													Funded	A	A	A	A	A
300007739	155148	04/20/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	1) Missing 2014 balance sheet for primary borrowers SchC business as required per Appendix Q. Income loss was used to qualify. File only contains P&L.	09/16/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

5/11/15 - Received letter of explanations from Lender. Letter is in referenced to Schedule C loss. Lender explains borrower has a small interest in an oil investment that has not yielded any income. His CPA is reporting the loss on Schedule C but borrower is not actually self employed thus his CPA cannot comment and there are no assets or liabilities to report. No exception cleared. Provide Balance Sheet to correspond with P&L (pg 582) in file as required by Appendix Q. CRED 0082 Exception Remains.;
5/13/15 - Received Balance Sheet that corresponds with P&L in file. Balance Sheet provided has no Asset/Liabilities reported. Letter previously provided by Lender explains borrower has a small interest in an oil investment that has not yielded any income. This statement is supported by tax returns in file. Exception partially cleared. Balance Sheet is not signed by Borrower 1. CRED 0082 Exception Remains.;
 6/17/15 - Previously received Balance Sheet that corresponds with P&L in file. Balance Sheet provided has no Asset/Liabilities reported. Letter previously provided by Lender explains borrower has a small interest in an oil investment that has not yielded any income. This statement is supported by tax returns in file. Exception cleared. Balance Sheet is not required to be signed by borrower per guides. CRED 0082 Exception Cleared.

6/17/15 - Previously received Balance Sheet that corresponds with P&L in file. Balance Sheet provided has no Asset/Liabilities reported. Letter previously provided by Lender explains borrower has a small interest in an oil investment that has not yielded any income. This statement is supported by tax returns in file. Exception cleared. Balance Sheet is not required to be signed by borrower per guides. CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300007739	155152	04/20/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing terms of withdrawal for primary borrowers 401K account. Funds were used for reserves and cash to transaction (pg 548).	09/16/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

5/11/15 - Lender provided a screen print out reflecting 401k loan has been paid off. No exception cleared. Provide terms of withdrawal for primary borrowers 401K account. CRED 0083 Exception Remains.;
6/15/15 - Received 401K General Distribution Rules from  the IRS website. No exception cleared. Missing is terms of withdrawal for 401K account. CRED 0083 Exception Remains.;
 6/23/15 - Received lender memo stating: " Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves. 9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30. ; Excellent verified credit history - Qualifying scores are greater than the minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996. The borrowers have $335,364.00 in their checking account. They only needed $191,000 to close. They meet the reserve requirement of 9 months WITHOUT the 401K - Based on our conversation today regarding this particular situation please clear". ** Agreed. 401K assets not used for cash to close. No terms of withdrawal required for verified non-liquid reserves. 112 months reserves verified. Minimum 9 month PITI reserve requirement was satisfied. ** CRED 0083 Exception Cleared.

6/23/15 - Received lender memo stating: " Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves. 9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30. ; Excellent verified credit history - Qualifying scores are greater than the minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996. The borrowers have $335,364.00 in their checking account. They only needed $191,000 to close. They meet the reserve requirement of 9 months WITHOUT the 401K - Based on our conversation today regarding this particular situation please clear". ** Agreed. 401K assets not used for cash to close. No terms of withdrawal required for verified non-liquid reserves. 112 months reserves verified. Minimum 9 month PITI reserve requirement was satisfied. ** CRED 0083 Exception Cleared.
													Funded	A	A	A	A	A
300007739	155165	04/20/2015	Compliance	Box 2. - Interest rate charge cannot increase on HUD1	RESPA 0011	1	Closed	Initial GFE issued 10/01/2014 reflects Block 2 Fee of $0.00. Final HUD reflects Block 2 Charge of $556.95	09/16/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

5/11/15 - Received GFE with corresponding Change of Circumstance Form and TIL which is dated  within 3 business days of lock date. Also received re-disclosed GFE/TIL with corresponding Change of Circumstance Form. Most recent GFE reflects Block 2 Fee of $556.95. Variance between most recent GFE and HUD Fee Block 2 is now calculated as zero. Interest rate charge did not increase on Box 2. RESPA 0011 Exception Cleared.

5/11/15 - Received GFE with corresponding Change of Circumstance Form and TIL which is dated  within 3 business days of lock date. Also received re-disclosed GFE/TIL with corresponding Change of Circumstance Form. Most recent GFE reflects Block 2 Fee of $556.95. Variance between most recent GFE and HUD Fee Block 2 is now calculated as zero. Interest rate charge did not increase on Box 2. RESPA 0011 Exception Cleared.
													Funded	A	A	A	A	A
300007739	155166	04/20/2015	Compliance	Box A. - Adjusted origination charge cannot increase on HUD1	RESPA 0012	1	Closed	Initial GFE issued 10/01/2014 reflects Block A charge of 835.00. Final HUD reflects Block A charge of $1,391.95.	09/16/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

5/11/15 - Received GFE with corresponding Change of Circumstance Form and TIL which is dated  within 3 business days of lock date. Also received re-disclosed GFE/TIL with corresponding Change of Circumstance Form. Most recent GFE reflects Block A Charge of $1,391.95. Variance between most recent GFE and HUD Fee Block A is now calculated as zero. Adjusted Origination Charge did not increase on Box A. RESPA 0012 Exception Cleared.

5/11/15 - Received GFE with corresponding Change of Circumstance Form and TIL which is dated  within 3 business days of lock date. Also received re-disclosed GFE/TIL with corresponding Change of Circumstance Form. Most recent GFE reflects Block A Charge of $1,391.95. Variance between most recent GFE and HUD Fee Block A is now calculated as zero. Adjusted Origination Charge did not increase on Box A. RESPA 0012 Exception Cleared.
													Funded	A	A	A	A	A
300007739	155167	04/20/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed	Missing Initial 1003. Initial disclosures issued 10/01/2014, no other documentation provided to determine application date.	09/16/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

5/11/15 - Received fully executed initial 1003. Used lender signature date as application date. Initial disclosures were issued within 3 business days of application date (excluding Saturday). RESPA 0015 Exception Cleared.

5/11/15 - Received fully executed initial 1003. Used lender signature date as application date. Initial disclosures were issued within 3 business days of application date (excluding Saturday). RESPA 0015 Exception Cleared.
													Funded	A	A	A	A	A
300007739	155168	04/20/2015	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	Per Loan Approval, pg 220, the rate was locked on 2/19/2015. Missing re-disclosed GFE within 3 business days of rate lock date.	09/16/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

5/11/15 - Received GFE with corresponding Change of Circumstance Form and TIL which is dated  within 3 business days of lock date. Also received re-disclosed GFE/TIL with corresponding Change of Circumstance Form. RESPA 0016 Exception Cleared.

5/11/15 - Received GFE with corresponding Change of Circumstance Form and TIL which is dated  within 3 business days of lock date. Also received re-disclosed GFE/TIL with corresponding Change of Circumstance Form. RESPA 0016 Exception Cleared.
													Funded	A	A	A	A	A
300007739	155176	04/20/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing Credit report from initial application and associated signed credit inquiry letter for any inquiries dated within 120 days of credit report date. Credit Report dated 3/04/2014, pg 552 and Report dated 2/18/2015, pg 443 were provided. Inquiry letter dated 2/18/2015 is not signed by the borrowers, pg 448.
									09/16/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

5/11/15 - Received the same credit report originally provided in file (pg 552). No exception cleared. Provide copy of initial credit report pulled during initial loan application. Lender to also provide signed letter of inquiry (pg 448). CRED 0093 Exception Remains.;
 5/15/15 - Received rebuttal from lender of: "The provided March 2013 credit report is the one used for initial application. We do not have one from September. I will work on the remaining condition." CRED 0093 Exception Cleared.

5/15/15 - Received rebuttal from lender of: "The provided March 2013 credit report is the one used for initial application. We do not have one from September. I will work on the remaining condition." CRED 0093 Exception Cleared.
													Funded	A	A	A	A	A
300007739	155214	04/21/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed
UPDATED EXCEPTION: Missing Patriot Act Disclosure provided to borrowers within 3 business days of application date of 09/26/2014.

 ORIGINAL EXCEPTION: 1) Missing completed Patriot Act Form executed by closing agent, no initial Patriot Act disclosure provided.  2) Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date. Missing evidence that lender, has no affiliations to disclose.
									09/16/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.

5/11/15 - Lender provided an official letter on bank letterhead stating they do not have any affiliates. Exception partially cleared. Lender also provided copy of IDs and a completed Patriot Act Form executed by both borrowers on 11/20/2014.  Initial Patriot Act disclosure is missing. Provide evidence borrower was provided Patriot Act Disclosure informing borrower within 3 business days of application date that lender will verify, obtain and record information that identifies each person who opens an account. COMP 0006 Exception Remains.
UPDATED EXCEPTION: Missing Patriot Act Disclosure provided to borrowers within 3 business days of application date;
 6/5/15 - Received screen print of lenders internal tracking system on the subject loan file to confirm when disclosure information was sent (top left corner under Disclosure Information) and evidence that the CIP applications for both borrower were included as a custom form in the disclosures sent. ** Confirms evidence of delivery within 3 business days of application (Saturday excluded). Lender also attached completed CIP form along with copies of IDs and SS IDs. COMP 0038 Exception Cleared.

6/5/15 - Received screen print of lenders internal tracking system on the subject loan file to confirm when disclosure information was sent (top left corner under Disclosure Information) and evidence that the CIP applications for both borrower were included as a custom form in the disclosures sent. ** Confirms evidence of delivery within 3 business days of application (Saturday excluded). Lender also attached completed CIP form along with copies of IDs and SS IDs. COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300007739	155215	04/21/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction.	09/16/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											5/11/15 - Received Certificate of Occupancy for subject property issued by the City. PROP 0012 Exception Cleared.	5/11/15 - Received Certificate of Occupancy for subject property issued by the City. PROP 0012 Exception Cleared.	Funded	A	A	A	A	A
300007739	155216	04/21/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	04/22/2015
Substantial verified reserves - Borrowers have $335364.19. 112 months verified reserves.  9 months required per guidelines.; Excellent verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 790/791 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 02/1996.
											4/21/15 - Received fraud report. CRED 0089 Exception Cleared.	4/21/15 - Received fraud report. CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300008207	155227	04/21/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. Closing Instructions, pg 93.
									04/23/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1981 with history paid 0x30 and a qualifying credit score that is greater than the minimum credit score required by guidelines.; Substantial verified employment history - Borrower has been self employed for 31 years.; Substantial verified reserves - Guidelines require 9 months PITI reserves, verified 65 months reserves.

4/22/15 - Received lender response of: "Closing Instruction".  Attached is 14-page lender general Closing Instruction.  Section H2 (pg. 11/14) of closing instructions" reflects section Land Record Filings: Recordable Documents, to the extent applicable, must be presented for recording in the official land records where the Property is located in the following order where possible, or in the order required by Title Insurer issuing the Title Policy: POA, Deed or other instrument used to convey title, Lien Security Instrument to be insured in first priority position with all Riders attached, Lien Security Instrument to be insured in a junior priority position with all Riders attached, Subordination Agreement, Other recordable documents. Settlement Agent must forward the original recorded Loan Documents to Lender promptly if Settlement Agent receives the recorded Loan Documents from the land records office. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

4/22/15 - Received lender response of: "Closing Instruction".  Attached is 14-page lender general Closing Instruction.  Section H2 (pg. 11/14) of closing instructions" reflects section Land Record Filings: Recordable Documents, to the extent applicable, must be presented for recording in the official land records where the Property is located in the following order where possible, or in the order required by Title Insurer issuing the Title Policy: POA, Deed or other instrument used to convey title, Lien Security Instrument to be insured in first priority position with all Riders attached, Lien Security Instrument to be insured in a junior priority position with all Riders attached, Subordination Agreement, Other recordable documents. Settlement Agent must forward the original recorded Loan Documents to Lender promptly if Settlement Agent receives the recorded Loan Documents from the land records office. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300008207	155231	04/21/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,000,000 is supported. No post closing CDA provided.	09/16/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1981 with history paid 0x30 and a qualifying credit score that is greater than the minimum credit score required by guidelines.; Substantial verified employment history - Borrower has been self employed for 31 years.; Substantial verified reserves - Guidelines require 9 months PITI reserves, verified 65 months reserves.

4/23/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,000,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

4/23/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,000,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300008207	155232	04/21/2015	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed	Missing appraisal invoice to determine if $110 fee reflected on the HUD-1 as an Appraisal Review fee is a Fee that was mislabeled. No Appraisal Review was provided in the image file.	09/16/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1981 with history paid 0x30 and a qualifying credit score that is greater than the minimum credit score required by guidelines.; Substantial verified employment history - Borrower has been self employed for 31 years.; Substantial verified reserves - Guidelines require 9 months PITI reserves, verified 65 months reserves.

4/22/15 - Received response from lender of: "Invoice Attached".  Received 3rd Party invoice showing $110 for 3rd Party retained appraisal management review fee. Fee was improperly labeled on HUD, and does not cause any material concern.  APPR 0041 Exception Cleared.;

4/22/15 - Received response from lender of: "Invoice Attached".  Received 3rd Party invoice showing $110 for 3rd Party retained appraisal management review fee. Fee was improperly labeled on HUD, and does not cause any material concern.  APPR 0041 Exception Cleared.
													Funded	A	A	A	A	A
300008207	155239	04/21/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence the borrower received the Notice to Home Loan Applicant disclosure within 3 business days of the application date.	04/23/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1981 with history paid 0x30 and a qualifying credit score that is greater than the minimum credit score required by guidelines.; Substantial verified employment history - Borrower has been self employed for 31 years.; Substantial verified reserves - Guidelines require 9 months PITI reserves, verified 65 months reserves.
											4/22/15 - Received response from lender of: "Disclosure Attached". Received a copy of the Notice of Home Loan Applicant on borrower. FACT 0001 Exception Cleared.	4/22/15 - Received response from lender of: "disclosure Attached". Received a copy of the Notice of Home Loan Applicant on borrower. FACT 0001 Exception Cleared.	Funded	A	A	A	A	A
300008207	155240	04/21/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence the borrower received the Right to Receive Credit Scores disclosure within 3 business days of the application date.	09/16/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1981 with history paid 0x30 and a qualifying credit score that is greater than the minimum credit score required by guidelines.; Substantial verified employment history - Borrower has been self employed for 31 years.; Substantial verified reserves - Guidelines require 9 months PITI reserves, verified 65 months reserves.

4/22/15 - Received response from lender of: "disclosure and system print history to show docs sent". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #3-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #3 of Initial Disclosures. Disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.

4/22/15 - Received response from lender of: "disclosure and system print history to show docs sent". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #3-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #3 of Initial Disclosures. Disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
300008207	155241	04/21/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged
UPDATED EXCEPTION:
Missing evidence of the Patriot Act Disclosure executed by the settlement agent reflecting the borrowers identification. Copies of ID was provided, pg 117,486.

ORIGINAL EXCEPTION:
 1) Missing evidence the borrower was provided with the Homeownership Counseling Disclosure within 3 business day of the application date. 2) Missingthe Patriot Act Disclosure executed by the settlement agent reflecting the borrowers identification. Copies of ID was provided, pg 117,486.

Long term established acceptable credit history  - Borrower has long term established credit history since 1981 with history paid 0x30 and a qualifying credit score that is greater than the minimum credit score required by guidelines.; Substantial verified employment history - Borrower has been self employed for 31 years.; Substantial verified reserves - Guidelines require 9 months PITI reserves, verified 65 months reserves.

4/22/15 - Received response from lender of: "counseling disclosure is attached". Attached is copy of borrower Notice to Mortgage Loan Applicant Available Homeowner Counseling Agencies. ** Partially cleared.  Still missing evidence of Patriot Act Disclosure executed by the settlement agent reflecting the borrower identification.  Copies of ID provided in file (pg. 117 and 486).
UPDATED EXCEPTION:
Missing evidence of the Patriot Act Disclosure executed by the settlement agent reflecting the borrowers identification. Copies of ID was provided, pg 117,486.;
 4/27/15  - Received response from lender of: "We have previously been able to provide the borrower(s) ID to clear the Patriot Act Disclosure. IDs have been provided". ** No Disclosure provided.  Override to EV2 level. Missing is evidence the borrower was provided with the disclosure to alert them they would be required to provide evidence of IDs. COMP 0006 Exception Overridden to EV2 level.

Mitigated Risk: 4/27/15  - Received response from lender of: "We have previously been able to provide the borrower(s) ID to clear the Patriot Act Disclosure. IDs have been provided". ** No Disclosure provided.  Override to EV2 level. Missing is evidence the borrower was provided with the disclosure to alert them they would be required to provide evidence of IDs. COMP 0006 Exception Overridden to EV2 level.
													Funded	B	B	B	B	B
300008207	155242	04/21/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	09/16/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1981 with history paid 0x30 and a qualifying credit score that is greater than the minimum credit score required by guidelines.; Substantial verified employment history - Borrower has been self employed for 31 years.; Substantial verified reserves - Guidelines require 9 months PITI reserves, verified 65 months reserves.

4/22/15 - Received response from lender of: "fraud guard and documentation". Attached is Fraud report and 2013 K1s with 1120S 2013 tax returns for Business 1 (50% owner) and Business 2 (100% owner).  All alerts addressed.  CRED 0089 Exception Cleared.

4/22/15 - Received response from lender of: "fraud guard and documentation". Attached is Fraud Guard report and 2013 K1s with 1120S 2013 tax returns for Business 1 (50% owner) and Business 2 (100% owner).  All alerts addressed.  CRED 0089 Exception Cleared.
													Funded	A	A	A	A	A
300008207	155251	04/21/2015	Compliance	Missing ECOA disclosure right to receive a copy of all written appraisals	ECOA 0001	1	Closed	Missing evidence the borrower received a Right to Received Appraisal disclosure within 3 business days of the application date. Borrower was provided a copy of the appraisal per receipt, pg 135.	09/16/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1981 with history paid 0x30 and a qualifying credit score that is greater than the minimum credit score required by guidelines.; Substantial verified employment history - Borrower has been self employed for 31 years.; Substantial verified reserves - Guidelines require 9 months PITI reserves, verified 65 months reserves.

 4/22/15 - Received response from lender of: "Appraisal disclosure Attached".  Received is lender copy of Notice to Mortgage Applicants: Appraisal Alternatives for the subject borrower loan. ECOA 0001 Exception Cleared.

4/22/15 - Received response from lender of: "Appraisal disclosure Attached".  Received is lender copy of Notice to Mortgage Applicants: Appraisal Alternatives for the subject borrower loan. ECOA 0001 Exception Cleared.
													Funded	A	A	A	A	A
300008207	155276	04/21/2015	Compliance	Missing Schedule A	RESPA 0028	1	Closed	Missing evidence the borrower was provided the List of Service Providers (Schedule A).	09/16/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1981 with history paid 0x30 and a qualifying credit score that is greater than the minimum credit score required by guidelines.; Substantial verified employment history - Borrower has been self employed for 31 years.; Substantial verified reserves - Guidelines require 9 months PITI reserves, verified 65 months reserves.
											4/22/15 - Received response from lender of: "disclosure is attached". Attached is copy of borrower Settlement Service Providers. RESPA 0028 Exception Cleared;	4/22/15 - Received response from lender of: "disclosure is attached". Attached is copy of borrower Settlement Service Providers. RESPA 0028 Exception Cleared;	Funded	A	A	A	A	A
300008668	155515	04/23/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,305,000.00 is supported. No post closing CDA provided.	09/16/2015
Substantial verified reserves - Post closing reserves of $431196.50 reserves verified.  12 months for subject:  $73098.48 and 6 months for retained departure:  $16848.00  Total required reserves=$89946.48   All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 104 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - Qualifying credit scores is greater than the minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 1992.

4/27/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,305,000 is not supported but is supported within tolerance.  CDA value is $1,300,000 resulting in a negative -0.38% variance.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

4/27/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,305,000 is not supported but is supported within tolerance.  CDA value is $1,300,000 resulting in a negative -0.38% variance.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300008668	155518	04/23/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence special information handbook was provided to borrowers within three business days of 03/17/2015 initial application date.	04/28/2015
Substantial verified reserves - Post closing reserves of $431196.50 reserves verified.  12 months for subject:  $73098.48 and 6 months for retained departure:  $16848.00  Total required reserves=$89946.48   All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 104 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - Qualifying credit scores is greater than the minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 1992.

4/28/15 - Received response from lender of: "initial disclosure page 6". Attached is 8-page Conventional Loan Financing Agreement and Disclosure document from lender to the borrower containing evidence and acknowledgment of various information and documentation/disclosures.  Form is dated 3/18/2015 and page 6 reflects an "x" in the box next to Borrower acknowledgment of receipt of the settlement booklet. Borrower signed and dated on page 8. Document is dated 3/19/2015.  COMP 0038 Exception Cleared.

4/28/15 - Received response from lender of: "initial disclosure page 6". Attached is 8-page Conventional Loan Financing Agreement and Disclosure document from lender to the borrower containing evidence and acknowledgment of various information and documentation/disclosures.  Form is dated 3/18/2015 and page 6 reflects an "x" in the box next to Borrower acknowledgment of receipt of the settlement booklet. Borrower signed and dated on page 8. Document is dated 3/19/2015.  COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300008668	155519	04/23/2015	Compliance	Missing Notice of Servicing Transfer Disclosure	SVCT 0001	1	Closed
Missing documentation to evidence servicing transfer disclosure was provided to borrowers within three business days of 03/17/2015 initial application date.  File contains post close servicing transfer letter pg 489.
									04/28/2015
Substantial verified reserves - Post closing reserves of $431196.50 reserves verified.  12 months for subject:  $73098.48 and 6 months for retained departure:  $16848.00  Total required reserves=$89946.48   All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 104 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - Qualifying credit scores is greater than the minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 1992.

4/28/15 - 4/28/15 - Received response from lender of: "initial disclosure page 7". Attached is 8-page Conventional Loan Financing Agreement and Disclosure document from lender to the borrower containing evidence and acknowledgment of various information and documentation/disclosures.  Form is dated 3/18/2015 and page 7 reflects an "x" in the box next to Servicing Transfer Disclosure Notice.  Borrower signed and dated on page 8. Document is dated 3/19/2015.  SVCT 0001 Exception Cleared

4/28/15 - 4/28/15 - Received response from lender of: "initial disclosure page 7". Attached is 8-page Conventional Loan Financing Agreement and Disclosure document from lender to the borrower containing evidence and acknowledgment of various information and documentation/disclosures.  Form is dated 3/18/2015 and page 7 reflects an "x" in the box next to Servicing Transfer Disclosure Notice.  Borrower signed and dated on page 8. Document is dated 3/19/2015.  SVCT 0001 Exception Cleared
													Funded	A	A	A	A	A
300008668	155528	04/23/2015	Compliance	10% Tolerance Violation between GFE and HUD1	RESPA 0009	1	Closed
Borrower chose a settlement agency not reflected on the Service Providers List (pg 260). Final HUD1 pg 276 reflects that hazard, title insurance and title service fees are not included in the 10% fees.
									09/09/2015
Substantial verified reserves - Post closing reserves of $431196.50 reserves verified.  12 months for subject:  $73098.48 and 6 months for retained departure:  $16848.00  Total required reserves=$89946.48   All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 104 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - Qualifying credit scores is greater than the minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 1992.

4/28/15 - Received response from lender of: "explanation". Attached is an explanation of: "For this condition borrower selected their own closing attorney outside of the provider list therefore this does not apply". RESPA 0009 Exception Cleared.

4/28/15 - Received response from lender of: "explanation". Attached is an explanation of: "For this condition borrower selected their own closing attorney outside of the provider list therefore this does not apply". RESPA 0009 Exception Cleared.
													Funded	A	A	A	A	A
300008668	155529	04/23/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
UPDATED EXCEPTION: Missing 2013 1065 Tax Return signature page that is signed by the borrowers for business #2.

AMENDED EXCEPTION: Missing: 1) 2013 1065 Tax Return signature page that is signed by the borrowers for business #2. 2) YTD Balance Sheet for business #2 that corresponds with P&L statement dated 2/28/15.

AMENDED EXCEPTION: Missing: 1) Complete 2012 1040 Tax Returns for the borrower(s). Borrower has 50% ownership in business #2. 2) Signed page of 2013 1065 Tax Returns for business #2. 3) Signed YTD Balance Sheet for business #2.

AMENDED EXCEPTION: Missing: 1) Complete 2012 1040 Tax Returns for the borrower(s). Borrower has 50% ownership in business #2. 2) 2013 1065 Tax Returns for business 2. 3) 2013 K1 for business #2. 4) Signed YTD P&L and balance sheet for business #2.

 ORIGINAL EXCEPTION: Missing:  1) 2012 1040 complete tax returns with schedules.  File only contains signed pages 1-2 (pg 379). 2) The 2012/2013 1065 business returns are not signed by the borrower (pgs 334,355). 3) 2014 and 2015 YTD P&L (pg 291) is not signed by the borrower and the balance sheet is missing, this self-employment income was used to qualify. 3) Missing the K1s reflected on the 2013 Schedule E (pg 310) to determine ownership and losses.
									09/16/2015
Substantial verified reserves - Post closing reserves of $431196.50 reserves verified.  12 months for subject:  $73098.48 and 6 months for retained departure:  $16848.00  Total required reserves=$89946.48   All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 104 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - Qualifying credit scores is greater than the minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 1992.

5/5/15 - Received response from lender of: "signed docs".  Attached is 10-page document including borrower executed 2012 and 2013 - 1065 tax return for Business 1 2014 and 2015 YTD P&L for Business 1 executed by the borrower, 2014 and 2015 YTD Balance Sheet for Business 1 executed by the borrower, and 2013 K1 for Business 2 executed by the borrower.  ** Partially Cleared. Still missing is 2012 - 1040 complete tax returns with all schedules.  File only contains signed pages 1-2 (pg 379) and missing K1s for UPE reflected on the 2013 Schedule E (pg 310) to determine ownership and losses, if ownership is 25% or greater, business returns and YTD P&L and Balance is required.  Also, based on 50% ownership interest in Business 2 per K1, missing past two years executed partnership tax returns and YTD P&L and Balance Sheet. No Exception Cleared. CRED 0082 Exception Remains.;
5/12/15 - Received response from lender of: "2012 personal tax return". Attached are two documents.  First is a copy of 2012 - 1040 tax return with all schedules. Second is a statement from the lender: "Please note that UPE is the same as Business 1 Tax ID numbers listed are the same". Confirmed tax ID matches to Business 1 (pg. 310) ** Partially Cleared.  The following remains outstanding. Based on 50% ownership interest in Business 2 per K1 provided on 5/5/2015 (pg. 10/10), missing past two years executed partnership tax returns and YTD P&L and Balance Sheet. No Exception Cleared. CRED 0082 Exception Remains.;
6/18/15 - Received response from lender of: "2014 Business Tax Returns". Attached is a complete signed copy of 2014 1065 Tax Returns for business #2. *** Exception partially cleared. Items remaining outstanding: 1) Complete 2012 1040 Tax Returns for the borrower(s). Copy of 2012 1040 tax returns received 5/12/2015 only provide Pg 1 and 2. Schedules attached are from business 1065 returns. 2) 2013 1065 Tax Returns for business #2. 3) 2013 K1 for business #2. 4) Signed YTD P&L and balance sheet for business #2. ** CRED 0082 Exception Remains.;
6/24/15 - Received response from lender of: "P&L and Business Taxes". Attached are two documents. First is a copy of unsigned 2013 1065 Tax Returns along with K1 for business #2. Also attached is 2015 signed YTD P&L for business #2. *** Exception partially cleared. Items remaining outstanding: 1) Complete copy of 2012 Tax Returns for the borrowers.  Copy of 2012 1040 tax returns received 5/12/2015 only provide Pg 1 and 2. Schedules attached are from business 1065 returns. 2) Signed (page of) 2013 1065 Tax Returns for business #2. 3) Corresponding Balance Sheet for business #2. ** CRED 0082 Exception Remains.;
7/7/15 - Received response from lender of: "2012 Tax Return". Attached is a copy of the borrowers 2012 1040 Tax Return. Copy is not signed by the borrower, however, original loan file contains signed signature page. Copy may be incomplete, 3rd attachment failed to upload. ** Exception partially cleared. Please re-upload 3rd attachment. Refer to amended exception below. ** CRED 0082 Exception Remains.;

AMENDED EXCEPTION: Missing: 1) 2013 1065 Tax Return signature page that is signed by the borrowers for business #2. 2) YTD Balance Sheet for business #2 that corresponds with P&L statement dated 2/28/15.;

8/4/15 - Received a copy of the YTD Balance sheet dated 2/28/15, which corresponds with previously received P&L Statement. ** Exception partially cleared. Refer to updated exception below. CRED 0082 Exception Remains.

UPDATED EXCEPTION: Missing 2013 1065 Tax Return signature page that is signed by the borrowers for business #2.;

 8/7/15 - Received response from lender of: "Reattached corrupted file with 2013 1065 for second business signed". Attached is the borrower signed pg 1 of the 1065 Income Tax Return for business #2. ** Borrower signed signature page of the 2013 1065 Income Tax Return for business #2 completes the unsigned copy that was previously received on 6/24/15. CRED 0082 Exception Cleared.

8/7/15 - Received response from lender of: "Reattached corrupted file with 2013 1065 for second business signed". Attached is the borrower signed pg 1 of the 1065 Income Tax Return for business #2. ** Borrower signed signature page of the 2013 1065 Income Tax Return for business #2 completes the unsigned copy that was previously received on 6/24/15. CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300008668	155530	04/23/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing documentation to evidence lender addressed high alert on fraud report (pg 237) for social security number.	09/16/2015
Substantial verified reserves - Post closing reserves of $431196.50 reserves verified.  12 months for subject:  $73098.48 and 6 months for retained departure:  $16848.00  Total required reserves=$89946.48   All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 104 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - Qualifying credit scores is greater than the minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 1992.

5/5/15 - Received a copy of borrower drivers license and social security card to confirm the social security number matches to that reflected in loan file and to confirm alert on Fraud Report. CRED 0093 Exception Cleared.

5/5/15 - Received a copy of borrower drivers license and social security card to confirm the social security number matches to that reflected in loan file and to confirm alert on Fraud Report. CRED 0093 Exception Cleared.
													Funded	A	A	A	A	A
300008668	155531	04/23/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. Closing Instructions were not provided in the image file.
									04/28/2015
Substantial verified reserves - Post closing reserves of $431196.50 reserves verified.  12 months for subject:  $73098.48 and 6 months for retained departure:  $16848.00  Total required reserves=$89946.48   All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 104 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - Qualifying credit scores is greater than the minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 1992.

4/28/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number 10-08-01806276 confirmed. DEED 0049 Exception Cleared.

4/28/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number 10-08-01806276 confirmed. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300008668	155588	04/24/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	The 1008 provided (pg 233) is not signed dated. No lender approval in file with conditions provided. Unable to determine approval date.	09/09/2015
Substantial verified reserves - Post closing reserves of $431196.50 reserves verified.  12 months for subject:  $73098.48 and 6 months for retained departure:  $16848.00  Total required reserves=$89946.48   All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 104 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - Qualifying credit scores is greater than the minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 1992.
											5/5/15 - Received executed 1008 dated 4/8/2015 reflecting a DTI of 30.129% which matches to the DTI on 1008 in file. APRV 0003 Exception Cleared.	5/5/15 - Received executed 1008 dated 4/8/2015 reflecting a DTI of 30.129% which matches to the DTI on 1008 in file. APRV 0003 Exception Cleared.	Funded	A	A	A	A	A
300008668	155593	04/24/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Purchase transaction: Missing Patriot Act Disclosure executed by the settlement agent verifying borrowers identification. Missing copies of borrowers identification in the image.	09/16/2015
Substantial verified reserves - Post closing reserves of $431196.50 reserves verified.  12 months for subject:  $73098.48 and 6 months for retained departure:  $16848.00  Total required reserves=$89946.48   All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 104 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - Qualifying credit scores is greater than the minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 1992.

4/28/15 - Received response from lender of: "CIP". Attached is a Customer Identification Program (CIP) Worksheet completed by the lender for both borrowers. ** Partially cleared.  Still missing evidence of borrowers identification in the image.  COMP 0006 Exception Remains.;
5/5/15 - Received response from lender of: "copy of DL and SSI".  Attached is copy of Borrowers ID.  Missing is evidence of Co-borrower unexpired ID Card copy and SSI.  No Exception Cleared. COMP 0006 Exception Remains;
5/11/15 - Received copy of same CIP previously provided. Attached is a Customer Identification Program (CIP) Worksheet completed by the lender for both borrowers. ** Partially cleared. Missing is evidence of Co-borrower unexpired ID Card copy and SSI. COMP 0006 Exception Remains.;
8/7/15 - Received a copy of both borrowers unexpired State issued drivers licenses. ** Exception partially cleared. Missing a copy of the co-borrowers social security card. COMP 0006 Exception Remains.;
 8/11/15 - Received an email from Lender requesting exception to be re-reviewed. Lender Customer Identification Program (CIP) Worksheet completed for both borrowers that was signed by the underwriter was previously received on 4/28/15. Lender indicates credit report and tax returns were used to verify the identifying information provided on the CIP worksheet. Copy of both borrowers unexpired State issued drivers licenses was received on 8/4/15. ** Lender CIP worksheet, copies of valid State issued drivers licenses, and copies of credit report and federal income tax returns documents lenders verification of identifying information. COMP 0006 Exception Cleared.

8/11/15 - Received an email from Lender requesting exception to be re-reviewed. Lender Customer Identification Program (CIP) Worksheet completed for both borrowers that was signed by the underwriter was previously received on 4/28/15. Lender indicates credit report and tax returns were used to verify the identifying information provided on the CIP worksheet. Copy of both borrowers unexpired State issued drivers licenses was received on 8/4/15. ** Lender CIP worksheet, copies of valid State issued drivers licenses, and copies of credit report and federal income tax returns documents lenders verification of identifying information. COMP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300008756	155533	04/24/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $900,000 is supported. No post closing CDA provided.	09/16/2015
Long term verified ownership of subject property - Borrower has owned departing residence for 18 years.; Substantial verified employment history - Borrower has been employed 7.6 years with Employer and in line of business for 20 years.

4/27/15 - Received 3rd Party Desk Review that reflects original appraisal value of $900,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

4/27/15 - Received 3rd Party Desk Review that reflects original appraisal value of $900,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300008756	155534	04/24/2015	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed	Copy of Service Link Appraisal Invoice in file on pg 300 reflects the $110 fee is for Management Fee. Fee was mislabeled on HUD1 with no material issue.	09/16/2015
Long term verified ownership of subject property - Borrower has owned departing residence for 18 years.; Substantial verified employment history - Borrower has been employed 7.6 years with Employer and in line of business for 20 years.
											4/27/15 - Received 3rd Party invoice that reflects $110 appraisal management review fee. Fee was improperly labeled on HUD, but does not cause any material concern. APPR 0041 Exception Cleared.	4/27/15 - Received 3rd Party invoice that reflects $110 appraisal management review fee. Fee was improperly labeled on HUD, but does not cause any material concern. APPR 0041 Exception Cleared.	Funded	A	A	A	A	A
300008756	155536	04/24/2015	Compliance	Missing Initial TIL	TIL 0002	1	Closed	Missing page 1 of the Initial TIL. Pages 2-3 were provided (pg 317).	09/16/2015
Long term verified ownership of subject property - Borrower has owned departing residence for 18 years.; Substantial verified employment history - Borrower has been employed 7.6 years with Employer and in line of business for 20 years.
											4/27/15 - Received initial TIL. TIL 0002 Exception Cleared.	4/27/15 - Received initial TIL. TIL 0002 Exception Cleared.	Funded	A	A	A	A	A
300008756	155537	04/24/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence the borrower was provided the Notice to Home Applicant disclosure within 3 business days of the application date.	04/28/2015
Long term verified ownership of subject property - Borrower has owned departing residence for 18 years.; Substantial verified employment history - Borrower has been employed 7.6 years with Employer and in line of business for 20 years.
											4/27/15 - Received copy of Notice to Home Applicant disclosure dated within 3 business days of the application date. FACT 0001 Exception Cleared.	4/27/15 - Received copy of Notice to Home Applicant disclosure dated within 3 business days of the application date. FACT 0001 Exception Cleared.	Funded	A	A	A	A	A
300008756	155538	04/24/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence the borrower was provided the Right to Receive Credit Scores disclosure within 3 business days of the application date.	09/16/2015
Long term verified ownership of subject property - Borrower has owned departing residence for 18 years.; Substantial verified employment history - Borrower has been employed 7.6 years with Employer and in line of business for 20 years.

4/27/15 - Received response from lender of: "attached is the disclosure and a system print history to show when it was provided." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #5-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided. Second print screen reflects line #13 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #5 of Initial Disclosures. Documentation confirms disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

4/27/15 - Received response from lender of: "attached is the disclosure and a system print history to show when it was provided." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #5-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided. Second print screen reflects line #13 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #5 of Initial Disclosures. Documentation confirms disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
300008756	155543	04/24/2015	Compliance	MDIA - Final TIL not within Fixed Rate tolerance of .125%	RESPA 0014	1	Closed	Missing Initial TIL and re-disclosed TILs, unable to complete MDIA testing.	09/09/2015
Long term verified ownership of subject property - Borrower has owned departing residence for 18 years.; Substantial verified employment history - Borrower has been employed 7.6 years with Employer and in line of business for 20 years.
											4/27/15 - Received response from lender of: "All TILs are attached." Lender attached total of 4 TILs. MDIA review complete. RESPA 0014 Exception Cleared.	4/27/15 - Received response from lender of: "All TILs are attached." Lender attached total of 4 TILs. MDIA review complete. RESPA 0014 Exception Cleared.	Funded	A	A	A	A	A
300008756	155546	04/24/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed
UPDATED EXCEPTION:
Provide evidence that Patriot Act Disclosure was provided to borrowers.

ORIGINAL EXCEPTION:
 Missing Patriot Act Disclosure executed by the settlement agent verifying borrowers identification. Copies of borrowers ID provided, pg 49.
									09/16/2015
Long term verified ownership of subject property - Borrower has owned departing residence for 18 years.; Substantial verified employment history - Borrower has been employed 7.6 years with Employer and in line of business for 20 years.

4/27/15 - Lender provided response of: "We have previously been able to provide the borrower(s) ID to clear the Patriot Act Disclosure. IDs have been provided." No exception cleared. Provide evidence that Patriot Act Disclosure was provided to borrowers. COMP 0006 Exception Remains.
***UPDATED EXCEPTION***
Provide evidence that Patriot Act Disclosure was provided to borrowers.;
 4/29/15 - Lender responded with: "Initial disclosure is attached along with system print history to show when disclosure was provided." Received response from lender of: "Disclosure is attached, with system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #5 Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #13 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #5 of Initial Disclosures. Documentation confirms disclosures were sent within 3 business days and proof borrower received Patriot Act Disclosure.  COMP 0006 Exception Cleared.

4/29/15 - Lender responded with: "Initial disclosure is attached along with system print history to show when disclosure was provided." Received response from lender of: "Disclosure is attached, with system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #5 Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #13 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #5 of Initial Disclosures. Documentation confirms disclosures were sent within 3 business days and proof borrower received Patriot Act Disclosure.  COMP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300008766	155560	04/24/2015	Credit	Initial 1003 Application is Incomplete	APP 0004	2	Acknowledged	Initial 1003 is not signed by the borrowers (pg 498).
Substantial verified reserves - Guidelines required 9 months reserves, verified 74 months.; Low LTV/CLTV - LTV is 61.66%, guidelines max is 80%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30.

4/29/15 - Received same copy of the initial 1003 that was in the loan file.  1003 is not executed by the borrowers.   Application date is a print date.  Method provided was indicated to be by a telephone interview. ** Override APP 0004 to EV2 level.

Mitigated Risk: 4/29/15 - Received same copy of the initial 1003 that was in the loan file.  1003 is not executed by the borrowers.  Application date is a print date. Method provided was indicated to be by a telephone interview. ** Override APP 0004 to EV2 level.
													Funded	B	B	B	B	B
300008766	155561	04/24/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No post closing CDA provided.	09/16/2015
Substantial verified reserves - Guidelines required 9 months reserves, verified 74 months.; Low LTV/CLTV - LTV is 61.66%, guidelines max is 80%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30.
											4/28/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	4/28/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300008766	155562	04/24/2015	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed	Copy of Service Link Appraisal Invoice in file on pg 484 reflects the $110 fee is for Management Fee. Fee was mislabeled on HUD1 with no material issue.	09/16/2015
Substantial verified reserves - Guidelines required 9 months reserves, verified 74 months.; Low LTV/CLTV - LTV is 61.66%, guidelines max is 80%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30.
											4/29/15 - Received 3rd Party invoice showing $110 for appraisal management review fee. Fee was improperly labeled on HUD, but does not cause any material concern. APPR 0041 Exception Cleared.;	4/29/15 - Received 3rd Party invoice showing $110 for appraisal management review fee. Fee was improperly labeled on HUD, but does not cause any material concern. APPR 0041 Exception Cleared.;	Funded	A	A	A	A	A
300008766	155565	04/24/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence the borrower received the Notice to Home Applicant disclosure within 3 business days of the application date.	09/16/2015
Substantial verified reserves - Guidelines required 9 months reserves, verified 74 months.; Low LTV/CLTV - LTV is 61.66%, guidelines max is 80%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30.

4/29/15 - Received a copy of a Notice to Home Loan Applicant but not for the subject borrowers.  Document provided was only four pages and for a non-borrower.  FACT 0001 Exception Remains.;
 4/30/15 - Received lenders response of "correct document". Attached is a copy of a Notice to Home Loan Applicant the subject borrowers. FACT 0001 Exception Cleared.

4/29/15 - Received a copy of a Notice to Home Loan Applicant but not for the subject borrowers.  Document provided was only four pages and for a non-borrower.  FACT 0001 Exception Remains.;
 4/30/15 - Received lenders response of "correct document". Attached is a copy of a Notice to Home Loan Applicant the subject borrowers. FACT 0001 Exception Cleared.
													Funded	A	A	A	A	A
300008766	155566	04/24/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence the borrower received the Right to Receive Credit Scores disclosure within 3 business days of the application date.	09/16/2015
Substantial verified reserves - Guidelines required 9 months reserves, verified 74 months.; Low LTV/CLTV - LTV is 61.66%, guidelines max is 80%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30.

4/29/15 - Received response from lender of: "Disclosure is attached, with system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #4 of Initial Disclosures. Documentation provided confirms disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.

4/29/15 - Received response from lender of: "Disclosure is attached, with system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #4 of Initial Disclosures. Documentation provided confirms disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
300008766	155571	04/24/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Patriot Act Disclosure executed by the settlement agent verifying the borrowers identification. Missing copies of borrowers identifications.	09/16/2015
Substantial verified reserves - Guidelines required 9 months reserves, verified 74 months.; Low LTV/CLTV - LTV is 61.66%, guidelines max is 80%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30.

4/29/15 - Received response from lender of: "Patriot Act Disclosure is attached, with system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Customer ID Notice / Patriot Act Notice. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #4 of Initial Disclosures. Documentation provided confirms disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** COMP 0006 Exception Cleared.

4/29/15 - Received response from lender of: "Patriot Act Disclosure is attached, with system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Customer ID Notice / Patriot Act Notice. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #4 of Initial Disclosures. Documentation provided confirms disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** COMP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300008531	155831	04/27/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
No signed loan approval in file with Loan Program. The 1008 in file (pg 164) is unsigned and undated. No lender approval in file with conditions provided. Unable to determine approval date and approving underwriter.
									09/16/2015
Excellent verified credit history - Borrower has long term established credit history since 1997 with mortgage history paid 0x30 for 101 months reviewed and all consumer credit reflected to be paid 0x30 and credit scores greater than the minimum credit score required.; Substantial verified reserves - Per guidelines, 9 months reserves required, verified 27 months.
											4/29/15 - Received underwriter executed 1008. DTI is 37.739% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	4/29/15 - Received underwriter executed 1008. DTI is 37.739% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	Funded	A	A	A	A	A
300008531	155891	04/28/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/16/2015
Excellent verified credit history - Borrower has long term established credit history since 1997 with mortgage history paid 0x30 for 101 months reviewed and all consumer credit reflected to be paid 0x30 and credit scores greater than the minimum credit score required.; Substantial verified reserves - Per guidelines, 9 months reserves required, verified 27 months.

4/29/15 - Received Master Closing Instructions for lender. Instructions reflect (pg. 17) under section 15.7 that documents to be recorded in this transaction must be presented to the county clerk which includes the Deed of Trust with any Riders.  ** Confirms evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Cleared.

4/29/15 - Received Master Closing Instructions for lender. Instructions reflect (pg. 17) under section 15.7 that documents to be recorded in this transaction must be presented to the county clerk which includes the Deed of Trust with any Riders.  ** Confirms evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300008531	155902	04/28/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No post closing CDA provided.	09/16/2015
Excellent verified credit history - Borrower has long term established credit history since 1997 with mortgage history paid 0x30 for 101 months reviewed and all consumer credit reflected to be paid 0x30 and credit scores greater than the minimum credit score required.; Substantial verified reserves - Per guidelines, 9 months reserves required, verified 27 months.

4/29/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

4/29/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300009447	156579	05/01/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $814000.00 is supported. No post closing CDA provided.	09/16/2015
Substantial verified reserves - Post closing reserves of $112197.99.  12 months for subject and 6 months for two financed properties required per guidelines.  Lender reserve requirement of $89050.50 have been met.; Excellent verified credit history - Qualifying credit scores meet minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 2004. ; Excellent verified housing payment history - Credit report reflects 84 months of current and prior mortgage history paid 0x30.
											5/6/15 - Received 3rd Party Field Review that reflects original appraisal value of $814,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared	5/6/15 - Received 3rd Party Field Review that reflects original appraisal value of $814,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared	Funded	A	A	A	A	A
300009447	156591	05/01/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction: Missing documentation to evidence borrowers were provided Special Information booklet within three business days of 03/24/2015 initial application date.	09/16/2015
Substantial verified reserves - Post closing reserves of $112197.99.  12 months for subject and 6 months for two financed properties required per guidelines.  Lender reserve requirement of $89050.50 have been met.; Excellent verified credit history - Qualifying credit scores meet minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 2004. ; Excellent verified housing payment history - Credit report reflects 84 months of current and prior mortgage history paid 0x30.

5/12/15 - Received Conventional Multi Page and Miscellaneous Disclosures (3 of 3 pages total) signed by both borrowers on the application date. Page 2 confirms borrower acknowledged that they have received GFE, Providers List and HUD Settlement Cost Booklet within 3 business days from the loan application date. COMP 0038 Exception Cleared.

5/12/15 - Received Conventional Multi Page and Miscellaneous Disclosures (3 of 3 pages total) signed by both borrowers on the application date. Page 2 confirms borrower acknowledged that they have received GFE, Providers List and HUD Settlement Cost Booklet within 3 business days from the loan application date. COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300009447	156612	05/01/2015	Compliance	Flood Insurance Amount is Insufficient	FLOOD 0004	1	Closed	Flood coverage per insurance binder pg 119. Maximum coverage available is $250000.00	05/11/2015
Substantial verified reserves - Post closing reserves of $112197.99.  12 months for subject and 6 months for two financed properties required per guidelines.  Lender reserve requirement of $89050.50 have been met.; Excellent verified credit history - Qualifying credit scores meet minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 2004. ; Excellent verified housing payment history - Credit report reflects 84 months of current and prior mortgage history paid 0x30.
											5/11/15 - Received request from lender to confirm if coverage is sufficient. Maximum flood coverage is $250,000. FLOOD 0004 Exception Cleared.	5/11/15 - Received request from lender to confirm if coverage is sufficient. Maximum flood coverage is $250,000. FLOOD 0004 Exception Cleared.	Funded	A	A	A	A	A
300009447	156693	05/01/2015	Credit	Guideline Exception(s)	GIDE 0001	1	Closed
Per Sales Contract addendum (pg 358) subject is being sold with existing Vacation Rental agreements for 2015. No copy of these agreements were provided. Lender Guidelines for Second Home (pg 12 of 75) state no agreements are allowed which give a management company firm control over occupancy of a property. Unable to review existing rental agreements on subject to determine if they meet lender guideline requirements.
									05/12/2015
Substantial verified reserves - Post closing reserves of $112197.99.  12 months for subject and 6 months for two financed properties required per guidelines.  Lender reserve requirement of $89050.50 have been met.; Excellent verified credit history - Qualifying credit scores meet minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 2004. ; Excellent verified housing payment history - Credit report reflects 84 months of current and prior mortgage history paid 0x30.

5/11/15 - Received response from lender of: "This condition has been posted and waived or removed on each of the loans we have submitted from North Carolina. Please remove or clear suspense item. In reference to the Vacation Rental Addendum to the contract, this was required. Because the seller had on occasion rented out the subject property and the subject property is located in a vacation area, the Realtor was held to the requirements of Chapter 42A of the North Carolina Vacation Rental Act per the enacted legislation of the North Carolina General Assembly 42A-2 Purpose and scope of act. The General Assembly finds that the growth of the tourism industry in North Carolina has led to a greatly expanded market of privately owned residences that are rented to tourists for vacation, leisure, and recreational purposes. Rental transactions conducted by the owners of these residences or licensed real estate brokers acting on their behalf present unique situations not normally found in the rental of primary residences for long terms, and therefore make it necessary for the General Assembly to enact laws regulating the competing interests of landlords, real estate brokers, and tenants. (1999-420, s. 1. There are no current rental agreements on the subject property, but this does not relieve the Realtors responsibility to have the addendum attached. The contract does not require the borrower to use the property as a rental, but rather, had there been a lease in place, it would force the new owner to honor it until it expired." ** GIDE 0001 Exception Cleared.

5/11/15 - Received response from lender of: "This condition has been posted and waived or removed on each of the loans we have submitted from North Carolina. Please remove or clear suspense item. In reference to the Vacation Rental Addendum to the contract, this was required. Because the seller had on occasion rented out the subject property and the subject property is located in a vacation area, the Realtor was held to the requirements of Chapter 42A of the North Carolina Vacation Rental Act per the enacted legislation of the North Carolina General Assembly 42A-2 Purpose and scope of act. The General Assembly finds that the growth of the tourism industry in North Carolina has led to a greatly expanded market of privately owned residences that are rented to tourists for vacation, leisure, and recreational purposes. Rental transactions conducted by the owners of these residences or licensed real estate brokers acting on their behalf present unique situations not normally found in the rental of primary residences for long terms, and therefore make it necessary for the General Assembly to enact laws regulating the competing interests of landlords, real estate brokers, and tenants. (1999-420, s. 1. There are no current rental agreements on the subject property, but this does not relieve the Realtors responsibility to have the addendum attached. The contract does not require the borrower to use the property as a rental, but rather, had there been a lease in place, it would force the new owner to honor it until it expired." ** GIDE 0001 Exception Cleared.
													Funded	A	A	A	A	A
300009447	156694	05/01/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing 1) Documentation to evidence PITIA for borrowers primary residence.  Payment sourced from BOA statement pg 229/230 for mortgage and HOA fees.  Per final 1003 escrows are included in mortgage payment.  2) Updated statement for BOA HELOC reflecting updated payment.  Borrowers took a $88000 advance on 03/16/2015 to use for purchase of subject property.  Printoff in file dated 03/30/2015 pg 219 reflects $0.00 payment due 04/06/2015. Analyst used $880 lender payment for review.
									09/16/2015
Substantial verified reserves - Post closing reserves of $112197.99.  12 months for subject and 6 months for two financed properties required per guidelines.  Lender reserve requirement of $89050.50 have been met.; Excellent verified credit history - Qualifying credit scores meet minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 2004. ; Excellent verified housing payment history - Credit report reflects 84 months of current and prior mortgage history paid 0x30.

5/12/2015 - Received response from lender of: "credit report". Attached is copy of credit report.  Page one of credit report reflects Taxes and Insurance are included in monthly payment which is verified.  HOA dues are $173 per statement in file (pg. 230). Page two of credit report verifies HELOC loan payment and balance.  Total PITIA for borrowers primary residence is confirmed. CRED 0096 Exception Cleared.

5/12/2015 - Received response from lender of: "credit report". Attached is copy of credit report.  Page one of credit report reflects Taxes and Insurance are included in monthly payment which is verified.  HOA dues are $173 per statement in file (pg. 230). Page two of credit report verifies HELOC loan payment and balance.  Total PITIA for borrowers primary residence is confirmed. CRED 0096 Exception Cleared.
													Funded	A	A	A	A	A
300009447	156695	05/01/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing 1) Documentation to evidence terms of Infiniti auto loan opened per inquiry letter pg 208.  BOA statement pg 229 reflects a $761.30 payment used for review.  2) Escrow signed OFAC disclosure and copies of borrowers identification.  File contains lender certified participant search labeled OFAC/LDP/GSA pg 397.
									09/16/2015
Substantial verified reserves - Post closing reserves of $112197.99.  12 months for subject and 6 months for two financed properties required per guidelines.  Lender reserve requirement of $89050.50 have been met.; Excellent verified credit history - Qualifying credit scores meet minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 2004. ; Excellent verified housing payment history - Credit report reflects 84 months of current and prior mortgage history paid 0x30.

5/12/15 - Lender provided credit supplement dated pre consummation. Monthly payment matches amount listed on Final 1003 (pg 30) auto loan. Exception Cleared. Copies of borrowers identification already set separately on Exception COMP 0006. OFAC/LDP GSA form is certified by lender. CRED 0093 Exception Cleared.

5/12/15 - Lender provided credit supplement dated pre consummation. Monthly payment matches amount listed on Final 1003 (pg 30) auto loan. Exception Cleared. Copies of borrowers identification already set separately on Exception COMP 0006. OFAC/LDP GSA form is certified by lender. CRED 0093 Exception Cleared.
													Funded	A	A	A	A	A
300009447	156696	05/01/2015	Compliance	Missing Change of Circumstance Disclosure	COMP 0018	1	Closed
Missing revised GFE and written Change of Circumstance form reflecting rate lock extension. Per GFE info form pg 387 and initial GFE pg 388 rate lock expired 04/23/2015.  Borrowers signed loan documents on 04/24/2015 which is also the disbursement date.
									09/16/2015
Substantial verified reserves - Post closing reserves of $112197.99.  12 months for subject and 6 months for two financed properties required per guidelines.  Lender reserve requirement of $89050.50 have been met.; Excellent verified credit history - Qualifying credit scores meet minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 2004. ; Excellent verified housing payment history - Credit report reflects 84 months of current and prior mortgage history paid 0x30.

5/12/15 - Lender provided a response which states: "Re-disclosure not required because the fee to extend was not charged to the borrowers." Agree. Lender statement is supported by Final HUD (pg 75). Line #802 reflects $0 charge for interest rate chosen. COMP 0018 Exception Cleared.

5/12/15 - Lender provided a response which states: "Re-disclosure not required because the fee to extend was not charged to the borrowers." Agree. Lender statement is supported by Final HUD (pg 75). Line #802 reflects $0 charge for interest rate chosen. COMP 0018 Exception Cleared.
													Funded	A	A	A	A	A
300009447	156742	05/02/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed
Missing Fraud report with all alerts satisfactorily addressed. File contains signed certified participant search labeled OFAC/LDP/GSA pg 397, where participants were cleared through Fraudguard, however no full report is provided.
									05/12/2015
Substantial verified reserves - Post closing reserves of $112197.99.  12 months for subject and 6 months for two financed properties required per guidelines.  Lender reserve requirement of $89050.50 have been met.; Excellent verified credit history - Qualifying credit scores meet minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 2004. ; Excellent verified housing payment history - Credit report reflects 84 months of current and prior mortgage history paid 0x30.
											5/12/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	5/12/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300009447	156749	05/02/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged
Missing Patriot Act Disclosure executed by the settlement agent verifying borrowers identification. File contains signed certified participant search labeled OFAC/LDP/GSA pg 397, where participants were cleared through Fraudguard. Missing copies of borrowers identification.

Substantial verified reserves - Post closing reserves of $112197.99.  12 months for subject and 6 months for two financed properties required per guidelines.  Lender reserve requirement of $89050.50 have been met.; Excellent verified credit history - Qualifying credit scores meet minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 2004. ; Excellent verified housing payment history - Credit report reflects 84 months of current and prior mortgage history paid 0x30.

5/12/2015 - Received response from lender of: "initial disclosure and fraud guard". Attached is copy of borrower acknowledgment of Patriot Act disclosure.  Additionally attached is Fraud Guard report to confirm borrowers identity. Evidence of settlement agent confirmation of verifying borrower identification is outstanding. ** Override to EV2 level based on disclosure acknowledgement and Fraud Guard confirmation of identity.  COMP 0006 Overridden to EV2 level.

Mitigated Risk: 5/12/2015 - Received response from lender of: "initial disclosure and fraud guard". Attached is copy of borrower acknowledgment of Patriot Act disclosure.  Additionally attached is Fraud Guard report to confirm borrowers identity. Evidence of settlement agent confirmation of verifying borrower identification is outstanding. ** Override to EV2 level based on disclosure acknowledgement and Fraud Guard confirmation of identity.  COMP 0006 Overridden to EV2 level.
													Funded	B	B	B	B	B
300008470	158846	05/08/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	1008 in file (pg 241) is unsigned and undated. Unable confirm final terms of approval. No lender loan approval in file. Unable to confirm loan program, approval date and approving underwriter.	09/16/2015
Excellent verified credit history - Qualifying credit scores meet minimum credit score requirement per guidelines. No material derogatory credit. Credit file dates back to 1992. ; Excellent verified housing payment history - 290 months of current and past mortgage history paid 0x30 with no late payments.; Substantial verified reserves - Post closing reserves of $154,475.92. 41 months of verified PITI reserves. 12 months PITI on subject of $38,850 plus 6 months of reserves on all Other REO of $72,782.64. Total reserves of $111,132.64 required. Lender reserve requirements have been met.
											5/13/15 - Received underwriter executed 1008. DTI is 37.991% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	5/13/15 - Received underwriter executed 1008. DTI is 37.991% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	Funded	A	A	A	A	A
300008470	158952	05/10/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Subject is New construction. Missing Certificate of Occupancy required for new construction.	09/16/2015
Excellent verified credit history - Qualifying credit scores meet minimum credit score requirement per guidelines. No material derogatory credit. Credit file dates back to 1992. ; Excellent verified housing payment history - 290 months of current and past mortgage history paid 0x30 with no late payments.; Substantial verified reserves - Post closing reserves of $154,475.92. 41 months of verified PITI reserves. 12 months PITI on subject of $38,850 plus 6 months of reserves on all Other REO of $72,782.64. Total reserves of $111,132.64 required. Lender reserve requirements have been met.
											5/13/15 - Received Certificate of Occupancy issued by the County. PROP 0012 Exception Cleared.	5/13/15 - Received Certificate of Occupancy issued by the County. PROP 0012 Exception Cleared.	Funded	A	A	A	A	A
300008470	158955	05/10/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 documents (pg 234, 238) are not signed by borrowers or lender.	09/16/2015
Excellent verified credit history - Qualifying credit scores meet minimum credit score requirement per guidelines. No material derogatory credit. Credit file dates back to 1992. ; Excellent verified housing payment history - 290 months of current and past mortgage history paid 0x30 with no late payments.; Substantial verified reserves - Post closing reserves of $154,475.92. 41 months of verified PITI reserves. 12 months PITI on subject of $38,850 plus 6 months of reserves on all Other REO of $72,782.64. Total reserves of $111,132.64 required. Lender reserve requirements have been met.
											5/13/15 - Received Final 1003 executed by all parties. APP 0002 Exception Cleared.	5/13/15 - Received Final 1003 executed by all parties. APP 0002 Exception Cleared.	Funded	A	A	A	A	A
300008470	158956	05/10/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/16/2015
Excellent verified credit history - Qualifying credit scores meet minimum credit score requirement per guidelines. No material derogatory credit. Credit file dates back to 1992. ; Excellent verified housing payment history - 290 months of current and past mortgage history paid 0x30 with no late payments.; Substantial verified reserves - Post closing reserves of $154,475.92. 41 months of verified PITI reserves. 12 months PITI on subject of $38,850 plus 6 months of reserves on all Other REO of $72,782.64. Total reserves of $111,132.64 required. Lender reserve requirements have been met.

5/13/15 - Received escrow closing instructions which reflects that Final Title Policy and Recorded Documents must be sent to: Bank, however, closing instructions do not have specific detail  provided to the Closing Agent on how to send legal documents to the proper recording office and where to send the recorded documents to. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent. DEED 0049 Exception Remains.;
 5/15/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (25 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.

5/15/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (25 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300008470	158957	05/10/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $655,000 is supported. No post closing CDA provided.	09/16/2015
Excellent verified credit history - Qualifying credit scores meet minimum credit score requirement per guidelines. No material derogatory credit. Credit file dates back to 1992. ; Excellent verified housing payment history - 290 months of current and past mortgage history paid 0x30 with no late payments.; Substantial verified reserves - Post closing reserves of $154,475.92. 41 months of verified PITI reserves. 12 months PITI on subject of $38,850 plus 6 months of reserves on all Other REO of $72,782.64. Total reserves of $111,132.64 required. Lender reserve requirements have been met.

5/12/15 - Received a copy of email chain from Client loan registration reflecting appraisal status is "supported".  ** No Exception Cleared.  Still missing required 3rd Party Appraisal Review from Client.  APPR 0040 Exception Remains;
 5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $655,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $655,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300008470	158958	05/10/2015	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Per appraisal (pg 196) site size is 7500 square feet with a value of $275,000. Site value ratio of 41.98% was not indicated to be typical for the area. Appraiser did not address land to value ratio.	09/16/2015
Excellent verified credit history - Qualifying credit scores meet minimum credit score requirement per guidelines. No material derogatory credit. Credit file dates back to 1992. ; Excellent verified housing payment history - 290 months of current and past mortgage history paid 0x30 with no late payments.; Substantial verified reserves - Post closing reserves of $154,475.92. 41 months of verified PITI reserves. 12 months PITI on subject of $38,850 plus 6 months of reserves on all Other REO of $72,782.64. Total reserves of $111,132.64 required. Lender reserve requirements have been met.

5/12/15 - Received a copy of email chain from Client loan registration reflecting appraisal status is "supported".  ** No Exception Cleared.  Still missing required 3rd Party Appraisal Review from Client.  Evidence of satisfactory 3rd Party Review will clear the issue.  Still outstanding, thus APPR 0038 Exception Remains;
 5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $655,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0038 Exception Cleared.

5/12/15 - Received a copy of email chain from Client loan registration reflecting appraisal status is "supported".  ** No Exception Cleared.  Still missing required 3rd Party Appraisal Review from Client.  Evidence of satisfactory 3rd Party Review will clear the issue.  Still outstanding, thus APPR 0038 Exception Remains;
 5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $655,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0038 Exception Cleared.
													Funded	A	A	A	A	A
300008470	158960	05/10/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	09/16/2015
Excellent verified credit history - Qualifying credit scores meet minimum credit score requirement per guidelines. No material derogatory credit. Credit file dates back to 1992. ; Excellent verified housing payment history - 290 months of current and past mortgage history paid 0x30 with no late payments.; Substantial verified reserves - Post closing reserves of $154,475.92. 41 months of verified PITI reserves. 12 months PITI on subject of $38,850 plus 6 months of reserves on all Other REO of $72,782.64. Total reserves of $111,132.64 required. Lender reserve requirements have been met.

5/13/15 - Received eDisclosure Tracking Details printout that reflects initial disclosures were sent out within 3-business days of the application date. Printout reflects Borrower received eDisclosures same day as application date. Documents sent history displays all combined disclosures that were sent to the borrower that includes the HUD Settlement Cost Booklet. COMP 0038 Exception Cleared.

5/13/15 - Received eDisclosure Tracking Details printout that reflects initial disclosures were sent out within 3-business days of the application date. Printout reflects Borrower received eDisclosures same day as application date. Documents sent history displays all combined disclosures that were sent to the borrower that includes the HUD Settlement Cost Booklet. COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300008470	158968	05/10/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	09/16/2015
Excellent verified credit history - Qualifying credit scores meet minimum credit score requirement per guidelines. No material derogatory credit. Credit file dates back to 1992. ; Excellent verified housing payment history - 290 months of current and past mortgage history paid 0x30 with no late payments.; Substantial verified reserves - Post closing reserves of $154,475.92. 41 months of verified PITI reserves. 12 months PITI on subject of $38,850 plus 6 months of reserves on all Other REO of $72,782.64. Total reserves of $111,132.64 required. Lender reserve requirements have been met.

5/13/15 - Received letter from lender on company letterhead stating: "We do not use affiliates and we are not an affiliated company." Lender has no affiliations to disclose. COMP 0006 Exception Cleared.

5/13/15 - Received letter from lender on company letterhead stating: "We do not use affiliates and we are not an affiliated company." Lender has no affiliations to disclose. COMP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300008470	159003	05/11/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing Terms of Withdrawal for 401k (pg 271) which is required to meet reserve requirements. Terms of Withdrawal (pg 260) are not labeled, unable to determine which account these go with.	09/16/2015
Excellent verified credit history - Qualifying credit scores meet minimum credit score requirement per guidelines. No material derogatory credit. Credit file dates back to 1992. ; Excellent verified housing payment history - 290 months of current and past mortgage history paid 0x30 with no late payments.; Substantial verified reserves - Post closing reserves of $154,475.92. 41 months of verified PITI reserves. 12 months PITI on subject of $38,850 plus 6 months of reserves on all Other REO of $72,782.64. Total reserves of $111,132.64 required. Lender reserve requirements have been met.
											5/13/15 - Received Terms of Withdrawal for 401k (5 pages total). Page 3 details Terms for Hardship Withdrawals. CRED 0083 Exception Cleared.	5/13/15 - Received Terms of Withdrawal for 401k (5 pages total). Page 3 details Terms for Hardship Withdrawals. CRED 0083 Exception Cleared.	Funded	A	A	A	A	A
300008526	159210	05/11/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	1008 (pg 213) is unsigned and undated. No lender loan approval in file. Unable to confirm approved loan program, loan approval date and approving underwriter.	09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.
											5/15/15 - Received underwriter executed 1008. DTI is 27.319% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	5/15/15 - Received underwriter executed 1008. DTI is 27.319% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	Funded	A	A	A	A	A
300008526	159683	05/12/2015	Credit	Missing Final 1003 Application	APP 0001	1	Closed	Missing final 1003 signed by borrower and lender. No 1003 documents in file. Credit review is not completed.	09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/13/15 - Received copy of borrower and lender executed initial 1003 and final 1003.  Initial Lender date is based on telephone interview. Final application dated by both borrower and lender.  APP 0001 Exception Cleared.

5/13/15 - Received copy of borrower and lender executed initial 1003 and final 1003.  Initial Lender date is based on telephone interview. Final application dated by both borrower and lender.  APP 0001 Exception Cleared.
													Funded	A	A	A	A	A
300008526	159684	05/12/2015	Credit	Missing Initial 1003 Application	APP 0003	1	Closed	Missing initial 1003 signed by borrower and lender. No 1003 documents in file. Unable to document initial application date. Credit and compliance review is not completed.	09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.
											5/13/15 - Received copy of borrower and lender executed initial 1003. Lender date is based on telephone interview. APP 0003 Exception Cleared.	5/13/15 - Received copy of borrower and lender executed initial 1003. Lender date is based on telephone interview. APP 0003 Exception Cleared.	Funded	A	A	A	A	A
300008526	159686	05/12/2015	Credit	Loan was not properly executed by the guarantor(s) and the trustee	TRST 0002	1	Closed	Note (pg 35) signed only by borrower Individually. Title vesting in the name of borrowers Trust. Note should be signed Individually and as Trustee. Missing Trustee signature on Note.	09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/19/15 - Received response from lender of: "corrected signature line on note". Lender attached copy of corrected Note. Borrower typed name on page 3 of the Note has been corrected to reflect Borrower, individually and as trustee of the Borrower Trust. TRST 0002 Exception Cleared.

5/19/15 - Received response from lender of: "corrected signature line on note". Lender attached copy of corrected Note. Borrower typed name on page 3 of the Note has been corrected to reflect Borrower, individually and as trustee of the Borrower Trust. TRST 0002 Exception Cleared.
													Funded	A	A	A	A	A
300008526	159691	05/12/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No Closing Instructions provided in file.
									09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/20/15 - Lender attached Closing Instructions. No exception cleared. No specific detail was provided to the Closing Agent on how to send legal documents to the proper recording office. Additionally, vesting reflected on Closing Instructions does not match the executed unrecorded Deed of Trust in file. Provide copy of final title reflecting recorded mortgage information or copy of recorded mortgage. DEED 0049 Exception Remains.;
 5/29/15 - Received lender response of: "closing instructions". Attached is 3-page closing instruction with comment that Vesting should read as follows: "Borrower and Non-Borrower, Trustees of the Trust and any amendments thereto".  Vesting evidence reflected to be corrected with further comment that Deed from Borrower and Non-Borrower to  Borrower Trust must be recorded prior to the recording of the Deed of Trust. ** Confirms closing instructions indicate detail to confirm DOT to be recorded.  DEED 0049 Exception Cleared.

5/29/15 - Received lender response of: "closing instructions". Attached is 3-page closing instruction with comment that Vesting should read as follows: "Borrower and Non-Borrower, Trustees of the Trust and any amendments thereto".  Vesting evidence reflected to be corrected with further comment that Deed from Borrower and Non-Borrower to  Borrower Trust must be recorded prior to the recording of the Deed of Trust. ** Confirms closing instructions indicate detail to confirm DOT to be recorded.  DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300008526	159698	05/12/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/15/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed. Mismatch alert on borrowers date of birth cleared with completed Customer Identification Form (pg 320). LDP/GSA search is clear. CRED 0089 Exception Cleared.

5/15/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed. Mismatch alert on borrowers date of birth cleared with completed Customer Identification Form (pg 320). LDP/GSA search is clear. CRED 0089 Exception Cleared.
													Funded	A	A	A	A	A
300008526	159699	05/12/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $893,000 is supported. No post closing CDA provided.	09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/13/15 - Received email chain from lender that states appraisal status is approved.  ** No Exception Cleared.  Missing 3rd Party appraisal analysis to reflect value of $893,000 is supported. No post closing CDA provided. APPR 0040 Exception Remains.;
 5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $893,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $893,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300008526	159715	05/12/2015	Compliance	Final TIL is Incomplete	TIL 0015	1	Closed	Final TIL Trustee signatures are not correct (pg 270). Trustee designation is not noted anywhere on the document.	05/21/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.
											5/20/15 - Received response from lender of: "revised TIL." Lender provided Final TIL signed by borrower individually and as trustee. TIL 0015 Exception Cleared.	5/20/15 - Received response from lender of: "revised TIL." Lender provided Final TIL signed by borrower individually and as trustee. TIL 0015 Exception Cleared.	Funded	A	A	A	A	A
300008526	159718	05/12/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 299) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  New funds were advanced and it is a Lender to Lender refinance, thus H-9 form should be used.
									06/05/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/29/15 - Received copy of lender letter dated 5/21/2015 to the borrower only stating: "Enclosed please find the correct right to cancel form that should have been provided to you at closing. If you should have any questions, please let me know.  This form is for informational purposes only". Attached is an incomplete copy of an ROR that is not specific to the subject property or borrower and whose dates are not accurate.  #5 reflects if you cancel by mail or telegram, you must send the notice no later than midnight of 5/2/2015 which is well before the cover letter is dated.  Additionally no evidence of overnight delivery confirmation was provided or evidence all title holders received the re-opened rescission.  ** No Exception Cleared.  Letter and new ROR must be presented to all title holders with evidence that title holders have 3 full business days to rescind after proof of receipt. Please note the evidence necessary to cure the exception should include the following:
- A copy of the revised ROR(s) for each title holder on the property
- A copy of a cover letter to the title holder(s) addressing the issue
- Evidence of overnight delivery with tracking information so that confirmation of receipt to the title holder(s) can be ascertained
- Upon confirmation that 3 business days have lapsed after receipt of the revised ROR by the title holder(s), the exception can be cured (the new ROR Expiration date should match to this date) by presenting all evidence stated above. ROR 0011 Exception Remains.;
 6/2/15 - Received copy of lender letter provided on 05/29/15 dated 5/21/2015 to the borrower stating: "Enclosed please find the correct right to cancel form that should have been provided to you at closing. If you should have any questions, please let me know. This form is for informational purposes only". Attached is an ROR in H9 form. #5 reflects if you cancel by mail or telegram, you must send the notice no later than midnight of 5/27/2015 thus rescission is over. Also attached is a FEDEX tracking number confirmation which verified document delivered on 05/22/15. Subject is in the state of North Carolina. ROR 0011 Exception Cleared.

6/2/15 - Received copy of lender letter provided on 05/29/15 dated 5/21/2015 to the borrower stating: "Enclosed please find the correct right to cancel form that should have been provided to you at closing. If you should have any questions, please let me know. This form is for informational purposes only". Attached is an ROR in H9 form. #5 reflects if you cancel by mail or telegram, you must send the notice no later than midnight of 5/27/2015 thus rescission is over. Also attached is a FEDEX tracking number confirmation which verified document delivered on 05/22/15. Subject is in the state of North Carolina. ROR 0011 Exception Cleared.
													Funded	A	A	A	A	A
300008526	159728	05/12/2015	Compliance	Missing Evidence of Rate Lock	COMP 0029	1	Closed	No rate lock date on rate lock documents in file. Unable to confirm initial rate lock date. MDIA testing is not completed.	09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.
											5/15/15 - Received Rate Lock Agreement confirming rate lock date. COMP 0029 Exception Cleared.	5/15/15 - Received Rate Lock Agreement confirming rate lock date. COMP 0029 Exception Cleared.	Funded	A	A	A	A	A
300008526	159729	05/12/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrowers were provided with Notice to Home Loan Applicant disclosure within 3 days of loan application.	09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.
											5/15/15 - Received evidence that borrowers were provided with Notice to Home Loan Applicant disclosure within 3 days of loan application. FACT 0001 Exception Cleared.	5/15/15 - Received evidence that borrowers were provided with Notice to Home Loan Applicant disclosure within 3 days of loan application. FACT 0001 Exception Cleared.	Funded	A	A	A	A	A
300008526	159730	05/12/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrowers were provided with Right to Receive Credit Scores disclosure within 3 days of loan application.	05/18/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.
											5/15/15 - Received evidence that borrowers were provided with Notice to Home Loan Applicant disclosure within 3 days of loan application. FACT 0001 Exception Cleared.	5/15/15 - Received evidence that borrowers were provided with Notice to Home Loan Applicant disclosure on 03/11/15 which is within 3 days of loan application. FACT 0001 Exception Cleared.	Funded	A	A	A	A	A
300008526	159733	05/12/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed
1) Missing evidence the borrowers were provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose. 2) Missing Patriot Act disclosure.  3) Missing Federal Privacy disclosure.
									09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/20/15 - Received the following: Letter from lender on company letterhead stating that Lender has no Affiliated Businesses. Also received copy of signed Patriot Act disclosure and copy of Federal Privacy disclosure. COMP 006 Exception Cleared.

5/20/15 - Received the following: Letter from lender on company letterhead stating that Lender has no Affiliated Businesses. Also received copy of signed Patriot Act disclosure and copy of Federal Privacy disclosure. COMP 006 Exception Cleared.
													Funded	A	A	A	A	A
300008526	159735	05/12/2015	Compliance	Missing ECOA disclosure right to receive a copy of all written appraisals	ECOA 0001	1	Closed	Missing evidence that borrower was provided with Right to Receive appraisal disclosure. Missing acknowledgment that borrower was provided with copy of appraisal.	09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/15/15 - Received evidence that borrower was provided with Right to Receive appraisal disclosure within 3 business days of application date. Exception partially cleared. Missing acknowledgment that borrower was provided with copy of appraisal. ECOA 0001 Exception Remains.;
 5/20/15 - Received evidence that borrower was provided with copy of appraisal. ECOA 0001 Exception Cleared.
												5/20/15 - Received evidence that borrower was provided with copy of appraisal. ECOA 0001 Exception Cleared.	Funded	A	A	A	A	A
300008526	159744	05/12/2015	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	1	Closed	Missing credit report. Unable to confirm if borrower meets minimum tradeline requirement.	09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.
											5/15/15 - Received complete copy of credit report. Verified that tradeline requirement has been met. CRED 0098 Exception Cleared.	5/15/15 - Received complete copy of credit report. Verified that tradeline requirement has been met. CRED 0098 Exception Cleared.	Funded	A	A	A	A	A
300008526	159801	05/12/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
UPDATED EXCEPTION:
Missing February statement for bank account ending in XXXX to meet the most recent two-month period required per guides.

ORIGINAL EXCEPTION
 No asset documents in file. Missing documentation to confirm other REO properties. Unable to verify assets and determine if lender reserve requirements have been met.
									09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/20/15 - Received February 28 - March 31 bank statement for IRA 1 along with statement print out of current balance. Also received January 1 - January 31 bank statement for IRA 2 (pg 31). Page 35 documents IRA transfer. Exception partially cleared. Missing is February statement to meet the most recent two-month period required per guides. CRED 0083 Exception Remains.;
5/29/15 - Received response from lender of: "assets". Attached is the same 39-page document reviewed on 5/20/15 that does not include the noted missing February statement for IRA 1 to meet the most recent two-month period required per guides. ** No Exception Cleared.  See UPDATED EXCEPTION.  CRED 0083 Exception Remains.
UPDATED EXCEPTION:
Missing February statement for IRA 1 account to meet the most recent two-month period required per guides.;
 6/2/15 - Received Memo from lender which states: "The borrower closed the IRA 1 account in January and transferred all funds to his IRA 2 account. There is no IRA 1 statement for February. The IRA 2 February statement takes the place of IRA 1." Agree. Lender response is supported by previously provided Client Transfer Form reflecting IRA account from IRA 1 are being transferred to IRA 2. January Statement for IRA 1 reflects ending balance of $103,764.70 (previous value on Dec of $105,621.78) and the IRA 2 has ending balance of $107,335.06. No material increase in deposit. CRED 0083 Exception Cleared.

6/2/15 - Received Memo from lender which states: "The borrower closed the IRA 1 account in January and transferred all funds to his IRA 2 account. There is no IRA 1 statement for February. The IRA 2 February statement takes the place of IRA 1." Agree. Lender response is supported by previously provided Client Transfer Form reflecting IRA account from IRA 1 are being transferred to IRA 2. January Statement for IRA 1 reflects ending balance of $103,764.70 (previous value on Dec of $105,621.78) and the IRA 2 has ending balance of $107,335.06. No material increase in deposit. CRED 0083 Exception Cleared.
													Funded	A	A	A	A	A
300008526	159802	05/12/2015	Credit	Missing Credit Report	CR 0001	1	Closed	Missing credit report. Unable to complete credit review.	09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/15/15 - Received complete copy of credit report which was pulled same day as application date. Mid score meets minimum credit score requirement. Only inquiry reported is inquiry related to the transaction. No other inquiries noted. All accounts paid as agreed. CRED 0001 Exception Cleared.

5/15/15 - Received complete copy of credit report which was pulled same day as application date. Mid score meets minimum credit score requirement. Only inquiry reported is inquiry related to the transaction. No other inquiries noted. All accounts paid as agreed. CRED 0001 Exception Cleared.
													Funded	A	A	A	A	A
300008526	159814	05/12/2015	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed	Missing Changed Circumstance documents dated within 3 days prior to redisclosed GFE dated 3/17/2015.	08/21/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/15/15 - Received Changed of Circumstance Form that corresponds with GFE dated 03/17/15. Change is due to change of loan type from rate and term refinance to cash out refinance. RESPA 0005 Exception Cleared.

5/15/15 - Received Changed of Circumstance Form that corresponds with GFE dated 03/17/15. Change is due to change of loan type from rate and term refinance to cash out refinance. RESPA 0005 Exception Cleared.
													Funded	A	A	A	A	A
300008526	159815	05/12/2015	Compliance	10% Tolerance Violation between GFE and HUD1	RESPA 0009	1	Closed
10% tolerance fees increased from final GFE to final HUD greater than amounts allowed. Increase in title fees has resulted in violation. Missing evidence of redisclosed GFE with increased fees or evidence of lender cure provided to borrower.
									09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/21/15 - Received response from lender of: "Borrower chose his own attorney that was not on our service provider list. Therefore, this fee should not be calculated in the 10% tolerance." Agree. Settlement Agent (Attorney per Closing Instructions provided via Stips under exception code DEED 0049) is not included on the List of Settlement Service Providers. List was provided on 05/15/15 through RESPA 0028 and was acknowledged by borrower. RESPA 0009 Exception Cleared.

5/21/15 - Received response from lender of: "Borrower chose his own attorney that was not on our service provider list. Therefore, this fee should not be calculated in the 10% tolerance." Agree. Settlement Agent (Attorney per Closing Instructions provided via Stips under exception code DEED 0049) is no included on the List of Settlement Service Providers. List was provided on 05/15/15 through RESPA 0028 and was acknowledged by borrower. RESPA 0009 Exception Cleared.
													Funded	A	A	A	A	A
300008526	159816	05/12/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed	Unable to establish a RESPA application date due to missing documentation. RESPA testing is not completed.	09/16/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

05/15/15 - Ref APP 0003. Application date is based on lenders telephone interview. Lender provided GFE, TIL and initial disclosures dated within 3 business days of application date. Additionally, lender provided numerous disclosures that appears to include other documents for other outstanding exceptions. Lender to upload documents included to corresponding exception. RESPA 0015 Exception Cleared.

05/15/15 - Ref APP 0003. Application date is based on lenders telephone interview. Lender provided GFE, TIL and initial disclosures dated within 3 business days of application date. Additionally, lender provided numerous disclosures that appears to include other documents for other outstanding exceptions. Lender to upload documents included to corresponding exception. RESPA 0015 Exception Cleared.
													Funded	A	A	A	A	A
300008526	159817	05/12/2015	Compliance	Missing Schedule A	RESPA 0028	1	Closed	Missing Schedule A/Settlement Provider Listing addendum to GFE.	05/18/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.
											5/15/15 - Lender attached Schedule A/Settlement Provider Listing addendum to GFE dated 03/11/15 and 03/17/15. RESPA 0028 Exception Cleared.	5/15/15 - Lender attached Schedule A/Settlement Provider Listing addendum to GFE dated 03/11/15 and 03/17/15. RESPA 0028 Exception Cleared.	Funded	A	A	A	A	A
300008526	159864	05/12/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
UPDATED EXCEPTION:
Missing 2014 tax transcripts. Per guides, the most recent two years 1040 IRS Tax Return Transcript for all borrowers required. File contains 2012 and 2013 tax transcripts however since loan closed after 04/15/15 and 2014 tax returns provided through Stips on 05/20/15 were utilized to qualify per Cash Flow Analysis (Stips pg 55), 2014 tax transcripts are now required.

 ORIGINAL EXCEPTION: Per Lender underwriting conditions. Subject was to close prior to 4/15/2015 or additional income documentation would be required.  Missing copy of 2014 personal and business returns or evidence of extension.
									06/01/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/20/15 - Received 2014 personal tax returns and 2014 1065. Based on 2014 K1, borrower is now has 81% ownership interest. Income reduced to reflect income based on 12 month average of 2014 business returns due to income for 2014 is lower than 2013. Lender used 24 month average. DTI is still well within guidelines.  Exception partially cleared. Missing 2014 tax transcripts. Per guides, the most recent two years 1040 IRS Tax Return Transcript for all borrowers required. File contains 2012 and 2013 tax transcripts however since loan closed after 04/15/15 and 2014 tax returns were utilized to qualify, 2014 tax transcripts required. CRED 0087 Exception Remains.
UPDATED EXCEPTION:
Missing 2014 tax transcripts. Per guides, the most recent two years 1040 IRS Tax Return Transcript for all borrowers required. File contains 2012 and 2013 tax transcripts however since loan closed after 04/15/15 and 2014 tax returns provided through Stips on 05/20/15 were utilized to qualify per Cash Flow Analysis (Stips pg 55), 2014 tax transcripts are now required.;
 5/29/2015 - Received 2014 IRS 1040 transcript to confirm income reflected on 2014 tax return provided.  CRED 0087 Exception Cleared. ;
												5/29/2015 - Received 2014 IRS 1040 transcript to confirm income reflected on 2014 tax return provided. CRED 0087 Exception Cleared. ;	Funded	A	A	A	A	A
300008526	159865	05/12/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing 2014/2015 P&L and Balance sheet for company of self-employment required to meet Appendix Q requirements and lender underwriting conditions (pg 215).	06/01/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/15/15 - Received 2014 and 2015 YTD P&L for Business. Income used to qualify is supported. Exception partially cleared. Missing is corresponding Balance sheet for Business required to meet Appendix Q requirements. CRED 0082 Exception Remains.;
 5/29/15 - Received lender response of: "Balance Sheet".  Attached is 2015 Balance Sheet dated 5/29/15.  No 2014 Balance Sheet required as 2014 tax returns were provided on 5/20/15 via stip clearing.  Balance Sheet is dated after closing date but supports the income used in qualifying. CRED 0082 Exception Cleared.

5/29/15 - Received lender response of: "Balance Sheet".  Attached is 2015 Balance Sheet dated 5/29/15.  No 2014 Balance Sheet required as 2014 tax returns were provided on 5/20/15 via stip clearing.  Balance Sheet is dated after closing date but supports the income used in qualifying. CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300008526	159867	05/12/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing 3rd Party verification of borrowers self employed status with the company. Verification to cover 24 months and to be dated prior to Note consummation date.	06/05/2015
Low LTV/CLTV - 58.23% LTV/CLTV. 70% maximum LTV/CLTV allowed per guidelines.; Excellent verified credit history - Qualifying credit score meets guideline requirements. All accounts reflect paid as agreed with oldest tradeline dating back to 1995.

5/29/15 - Received response from lender of: "VOE".  Attached is a copy of North Carolina Secretary of State printout dated prior to consummation  for Business reflecting an Active-Current status with effective date of 12/17/1998 and Agent name of Borrower to confirm self-employment for greater than 24 months. CRED 0006 Exception Cleared.

5/29/15 - Received response from lender of: "VOE".  Attached is a copy of North Carolina Secretary of State printout dated 4/28/2015 (prior to consummation) for Whitegate Inn LLC reflecting an Active-Current status with effective date of 12/17/1998 and Agent name of Ralph A Coffey to confirm self-employment for greater than 24 months. CRED 0006 Exception Cleared.
													Funded	A	A	A	A	A
300013608	160392	05/14/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $603,000 is supported. No post closing CDA provided.	05/22/2015
Excellent verified credit history - 778/771 qualifying scores exceeds 720 required per guidelines. Borrower ha no derogatory credit history and the history goes back to 1994.; Excellent verified housing payment history - 51 month mortgage history rated paid as agreed per credit report pg 95.; Low DTI - 28.33% DTI. Max for program is 43%.

5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $603,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $603,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300013608	160396	05/14/2015	Property	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence borrowers were provided with Affiliated Business Disclosure within 3 days of loan application date.	09/17/2015
Excellent verified credit history - 778/771 qualifying scores exceeds 720 required per guidelines. Borrower ha no derogatory credit history and the history goes back to 1994.; Excellent verified housing payment history - 51 month mortgage history rated paid as agreed per credit report pg 95.; Low DTI - 28.33% DTI. Max for program is 43%.
											5/18/15 - Received response from lender of: "LOE attached". Attached is letter from BOKF that states Lender does not have any affiliations. COMP 0010 Exception Cleared.	5/18/15 - Received response from lender of: "LOE attached". Attached is letter from BOKF that states Lender does not have any affiliations. COMP 0010 Exception Cleared.	Funded	A	A	A	A	A
300013608	160398	05/14/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Lender did not provide proof borrowers were provided the disclosure confirming receipt of notice to home loan applicant.	09/16/2015
Excellent verified credit history - 778/771 qualifying scores exceeds 720 required per guidelines. Borrower ha no derogatory credit history and the history goes back to 1994.; Excellent verified housing payment history - 51 month mortgage history rated paid as agreed per credit report pg 95.; Low DTI - 28.33% DTI. Max for program is 43%.

5/19/15 - Received response from lender of: "LOE is attached." Lender attached a letter on company letter head stating: "Please allow this to serve as evidence that the FACTA Notice to Loan Application disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau." Exception cleared based on lender certifying document was provided and due to screen print of lender correspondence on page 2 with acknowledgement that a signed explanation on bank letter head will clear exception. FACT 0001 Exception Cleared.

5/19/15 - Received response from lender of: "LOE is attached." Lender attached a letter on company letter head stating: "Please allow this to serve as evidence that the FACTA Notice to Loan Application disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau." Exception cleared based on lender certifying document was provided and due to screen print of lender correspondence on page 2 with acknowledgement that a signed explanation on bank letter head will clear exception. FACT 0001 Exception Cleared.
													Funded	A	A	A	A	A
300013608	160399	05/14/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Lender did not provide proof borrowers were provided the disclosure confirming receipt of Right to receive credit scores.	05/18/2015
Excellent verified credit history - 778/771 qualifying scores exceeds 720 required per guidelines. Borrower ha no derogatory credit history and the history goes back to 1994.; Excellent verified housing payment history - 51 month mortgage history rated paid as agreed per credit report pg 95.; Low DTI - 28.33% DTI. Max for program is 43%.

5/18/15 - Received response from lender of: Attached.  A 5-page document is attached that reflects a system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #94-Init Disclosure). 2nd screenshot shows what disclosures included with Home Loan Disclosure booklet".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 4/4/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #12 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #9 of Initial Disclosures. ** No Exception Cleared. Application date is 3/30/2015, thus disclosures were not sent within 3 business days of initial application date.  Proof borrower received notice of "right to receive credit scores" is confirmed but not within 3-business days.  FACT 0002 Exception Remains.;
 5/18/15 - Received response from lender for clearance of RESPA  0015 Exception.  Response was: Loan was a pre-qual on 3/30, floating contract was signed on 4/4. At which point, snapshot was created and disclosures sent. Attached is the pre-qual letter and executed floating contract. Attached is a 2-page document that includes a Pre-Qualification Letter dated 3/30/15 and an executed Floating Contract dated 4/4/2015 to confirm RESPA initial application date of 4/4/2015, thus disclosures dated 4/4/2015 were delivered to the borrowers within 3 business days. FACT 0002 Exception Cleared.;

5/18/15 - Received response from lender for clearance of RESPA  0015 Exception.  Response was: Loan was a pre-qual on 3/30, floating contract was signed on 4/4. At which point, snapshot was created and disclosures sent. Attached is the pre-qual letter and executed floating contract. Attached is a 2-page document that includes a Pre-Qualification Letter dated 3/30/15 and an executed Floating Contract dated 4/4/2015 to confirm RESPA initial application date of 4/4/2015, thus disclosures dated 4/4/2015 were delivered to the borrowers within 3 business days. FACT 0002 Exception Cleared.;
													Funded	A	A	A	A	A
300013608	160416	05/14/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Initial application on pg 296 reflect application date of 3/30/2015. Disclosures dated 4/4/2015 is not within 3 business days. The Initial Disclosure Date (2015-04-04) is more than 3 business days from the Application Date (2015-03-30). Three business days from the Application Date is (2015-04-02). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1))
									05/18/2015
Excellent verified credit history - 778/771 qualifying scores exceeds 720 required per guidelines. Borrower ha no derogatory credit history and the history goes back to 1994.; Excellent verified housing payment history - 51 month mortgage history rated paid as agreed per credit report pg 95.; Low DTI - 28.33% DTI. Max for program is 43%.

5/18/15 - Received response from lender of: Loan was a pre-qual on 3/30, floating contract was signed on 4/4. At which point, snapshot was created and disclosures sent. Attached is the pre-qual letter and executed floating contract. Attached is a 2-page document that includes a Pre-Qualification Letter dated 3/30/15 and an executed Floating Contract dated 4/4/2015 to confirm RESPA initial application date of 4/4/2015, thus disclosures dated 4/4/2015 were delivered to the borrowers within 3 business days. RESPA 0015 Exception Cleared.

 .

5/18/15 - Received response from lender of: Loan was a pre-qual on 3/30, floating contract was signed on 4/4. At which point, snapshot was created and disclosures sent. Attached is the pre-qual letter and executed floating contract. Attached is a 2-page document that includes a Pre-Qualification Letter dated 3/30/15 and an executed Floating Contract dated 4/4/2015 to confirm RESPA initial application date of 4/4/2015, thus disclosures dated 4/4/2015 were delivered to the borrowers within 3 business days. RESPA 0015 Exception Cleared.
													Funded	A	A	A	A	A
300013608	160418	05/14/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges are under disclosed by $2381.50. No TIL itemization provided. HUD1 pg 261 reflects seller credits of $2500 however there is no breakdown in the file of how to apply those credits. Unable to apply credit without accurate breakdown of credit. The disclosed finance charge ($327,311.66) is ($2,380.78) below the actual finance charge($329,692.44). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
									06/01/2015
Excellent verified credit history - 778/771 qualifying scores exceeds 720 required per guidelines. Borrower ha no derogatory credit history and the history goes back to 1994.; Excellent verified housing payment history - 51 month mortgage history rated paid as agreed per credit report pg 95.; Low DTI - 28.33% DTI. Max for program is 43%.

5/19/15 - Received response from lender of: "Seller paid closing cost breakdown is attached." Attached is Seller Cost Breakdown itemizing the seller credit of $2500 to address the credit on line 209, however, this is not an addendum provided by the Settlement agent (not executed by any parties as is all the remaining HUD1 pages previously provided). The document appears to have been prepared on a word document and the fonts are different from the Final HUD. Unable to itemize and apply the line #209 seller credit with the document provided that does not appear to be from the Settlement agent. HUD1 addendum must fully break down the total line #209 credit and must be prepared and executed by the settlement agent. COMP 0001 Exception Remains.;
 5/22/15 - Received a breakdown of Seller paid credit of $2500 reflected on the HUD1 line #209. Credits applied and cured the under disclosed finance charge.  The addendum provided is not executed nor stamped CTC by the settlement agent. New exception added for lack of settlement agent execution.  COMP 0001 Exception Cleared.

5/22/15 - Received a breakdown of Seller paid credit of $2500 reflected on the HUD1 line #209. Credits applied and cured the under disclosed finance charge.  The addendum provided is not executed nor stamped CTC by the settlement agent. New exception added for lack of settlement agent execution.  COMP 0001 Exception Cleared.
													Funded	A	A	A	A	A
300013608	160435	05/14/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing verbal VOE for the co-borrower. Verbal VOE for co borrowers (pg 164) is dated 4/9/2015 which is not within the required time frame. Per guidelines a verbal verification of employment must be obtained within ten (10) business days prior to the mortgage note date.(note date was 5/5/2015). All verifications to cover a minimum of 24 months and be dated prior to consummation date.
									09/16/2015
Excellent verified credit history - 778/771 qualifying scores exceeds 720 required per guidelines. Borrower ha no derogatory credit history and the history goes back to 1994.; Excellent verified housing payment history - 51 month mortgage history rated paid as agreed per credit report pg 95.; Low DTI - 28.33% DTI. Max for program is 43%.
											5/18/15 - Received a copy of r VOE on Borrower dated 4/27/2015 which is within 10 business days of the note date of 5/5/2015 reflecting co-borrower employment is Active. CRED 0006 Exception Cleared.	5/18/15 - Received a copy of r VOE on Borrower dated 4/27/2015 which is within 10 business days of the note date of 5/5/2015 reflecting co-borrower employment is Active. CRED 0006 Exception Cleared.	Funded	A	A	A	A	A
300013608	160548	05/15/2015	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed	HUD Settlement booklet acknowledgment reflect booklet provided on 4/4/2015 which is not within 3 business days of initial application date of 3/30/2015.	05/18/2015
Excellent verified credit history - 778/771 qualifying scores exceeds 720 required per guidelines. Borrower ha no derogatory credit history and the history goes back to 1994.; Excellent verified housing payment history - 51 month mortgage history rated paid as agreed per credit report pg 95.; Low DTI - 28.33% DTI. Max for program is 43%.

5/18/15 - Received response from lender od: Loan was a pre-qual on 3/30, floating contract was signed on 4/4. At which point, snapshot was created and disclosures sent. Attached is the pre-qual letter and executed floating contract. Attached is a 2-page document that includes a Pre-Qualification Letter dated 3/30/15 and an executed Floating Contract dated 4/4/2015 to confirm RESPA initial application date of 4/4/2015, thus disclosures dated 4/4/2015 were delivered to the borrowers within 3 business days. COMP 0039 Exception Cleared.;

5/18/15 - Received response from lender od: Loan was a pre-qual on 3/30, floating contract was signed on 4/4. At which point, snapshot was created and disclosures sent. Attached is the pre-qual letter and executed floating contract. Attached is a 2-page document that includes a Pre-Qualification Letter dated 3/30/15 and an executed Floating Contract dated 4/4/2015 to confirm RESPA initial application date of 4/4/2015, thus disclosures dated 4/4/2015 were delivered to the borrowers within 3 business days. COMP 0039 Exception Cleared.;
													Funded	A	A	A	A	A
300013608	160549	05/15/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence borrower was provided with Homeownership Counseling Notice. Missing evidence borrower was provided with Patriot Act disclosure.	05/18/2015
Excellent verified credit history - 778/771 qualifying scores exceeds 720 required per guidelines. Borrower ha no derogatory credit history and the history goes back to 1994.; Excellent verified housing payment history - 51 month mortgage history rated paid as agreed per credit report pg 95.; Low DTI - 28.33% DTI. Max for program is 43%.

5/18/15 - Received response from lender of: Attached.  Attached is copy of Homeowner Counseling Agencies Disclosure for subject borrower dated 4/4/2015 and 4-page document that reflects a system print history to show date provided to borrower." Attached is Welcome letter which shows under page 3 the Customer ID Notice and Patriot Act Notice.   Also attached are two screenshots from the Lender system that shows when disclosures were delivered to the borrower. 1st screenshot shows date disclosures were sent out (Packet #9-Init Disclosure). 2nd screenshot shows what disclosures included with Home Loan Disclosure booklet".  Welcome Letter along with two screen prints reflects a line item of "Init Disclosure" with a date of 4/4/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #12 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #9 of Initial Disclosures to confirm disclosures were delivered to borrowers.  COMP 0006 Exception Cleared.

5/18/15 - Received response from lender of: Attached.  Attached is copy of Homeowner Counseling Agencies Disclosure for subject borrower dated 4/4/2015 and 4-page document that reflects a system print history to show date provided to borrower." Attached is Welcome letter which shows under page 3 the Customer ID Notice and Patriot Act Notice.   Also attached are two screenshots from the Lender system that shows when disclosures were delivered to the borrower. 1st screenshot shows date disclosures were sent out (Packet #9-Init Disclosure). 2nd screenshot shows what disclosures included with Home Loan Disclosure booklet".  Welcome Letter along with two screen prints reflects a line item of "Init Disclosure" with a date of 4/4/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #12 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #9 of Initial Disclosures to confirm disclosures were delivered to borrowers.  COMP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300013608	161900	05/22/2015	Compliance	HUD-1 is Incomplete	HUD 0024	1	Closed
Missing evidence of Settlement Agent execution of the HUD Addendum provided on 5/22/15 for exception code COMP 0001 reflecting the breakdown of the Seller paid credit of $2500. The addendum provided is not executed nor stamped CTC by the settlement agent and was stated to be a requirement for clearing the COMP 0001 exception.
									06/01/2015
Excellent verified credit history - 778/771 qualifying scores exceeds 720 required per guidelines. Borrower ha no derogatory credit history and the history goes back to 1994.; Excellent verified housing payment history - 51 month mortgage history rated paid as agreed per credit report pg 95.; Low DTI - 28.33% DTI. Max for program is 43%.

5/28/15 - Received HUD 1 Addendum reflecting a breakdown of Seller paid credit of $2500 reflected on the HUD1 line #209. HUD1 Addendum has a different format than what was previously provided under exception code COMP 001, however, the breakdown of seller credit matches. No exception cleared. The addendum provided is not executed nor stamped CTC by the settlement agent. HUD 0024 Exception Remains.;
 6/1/15 - Received response from lender of: "true and certified copy is attached." Lender attached HUD 1 Addendum reflecting a breakdown of Seller paid credit of $2500 reflected on the HUD1 line #209. HUD1 Addendum has a different format than what was previously provided under exception code COMP 001, however, the breakdown of seller credit matches thus applied. The addendum provided is signed and stamped CTC by the same settlement agent who certified the Final HUD on page 265. HUD 0024 Exception Cleared.

6/1/15 - Received response from lender of: "true and certified copy is attached." Lender attached HUD 1 Addendum reflecting a breakdown of Seller paid credit of $2500 reflected on the HUD1 line #209. HUD1 Addendum has a different format than what was previously provided under exception code COMP 001, however, the breakdown of seller credit matches thus applied. The addendum provided is signed and stamped CTC by the same settlement agent who certified the Final HUD on page 265. HUD 0024 Exception Cleared.
													Funded	A	A	A	A	A
300013610	160566	05/15/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. Closing Instructions were not provided in the image file.
									05/20/2015
Substantial verified reserves - Verified $347,317.06 or 98 months reserves. ; Long term verified ownership of subject property - Borrower has owned and occupied subject property for 10 years.; Excellent verified credit history - Borrower has established credit history since 2002 with mortgage history paid 0x30 for 45 months reviewed and all consumer credit reflected to be paid 0x30 and an 781/787 FICO scores.

5/19/15 - Received response from lender of: "closing instructions". Attached is Closing instructions, page 8 reads "We require the following items within 5 days from date of disbursement: 1) Original Title Policy (Lenders Loan Number must appear on Policy) 2) Recorder's receipt for Deed of Trust and Assignment and/or Transfer of Lien." ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

5/19/15 - Received response from lender of: "closing instructions". Attached is Closing instructions, page 8 reads "We require the following items within 5 days from date of disbursement: 1) Original Title Policy (Lenders Loan Number must appear on Policy) 2) Recorder's receipt for Deed of Trust and Assignment and/or Transfer of Lien." ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300013610	160569	05/15/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $595,000 is supported. No post closing CDA provided.	05/20/2015
Substantial verified reserves - Verified $347,317.06 or 98 months reserves. ; Long term verified ownership of subject property - Borrower has owned and occupied subject property for 10 years.; Excellent verified credit history - Borrower has established credit history since 2002 with mortgage history paid 0x30 for 45 months reviewed and all consumer credit reflected to be paid 0x30 and an 781/787 FICO scores.

5/18/15 - Received a copy of an email that reflects Appraisal status is supported. ** No Exception Cleared.  Still missing the 3rd Party Desk Review from Client. Missing CDA to reflect that original appraisal value of $595,000 is supported. APPR 0040 Exception Remains.;
 5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $595,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $595,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300013610	160571	05/15/2015	Property	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence the borrowers were provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	09/16/2015
Substantial verified reserves - Verified $347,317.06 or 98 months reserves. ; Long term verified ownership of subject property - Borrower has owned and occupied subject property for 10 years.; Excellent verified credit history - Borrower has established credit history since 2002 with mortgage history paid 0x30 for 45 months reviewed and all consumer credit reflected to be paid 0x30 and an 781/787 FICO scores.

5/19/15 - Received response from lender of: "no affiliates". Attached is a letter from the lender that states they do not have any business affiliates thus they are not obligated to provide an Affiliated Business Disclosure disclosure. No exception cleared. Provide an official letter on company letterhead executed by an officer of the institution. Unable to determine who signed the letter provided. COMP 0010 Exception Remains.;
 5/26/15 - Received a letter from the lender that discloses they do not use affiliates and are not an affiliated company. COMP 0010 Exception Cleared.
												5/26/15 - Received a letter from the lender that discloses they do not use affiliates and are not an affiliated company. COMP 0010 Exception Cleared.	Funded	A	A	A	A	A
300013610	160572	05/15/2015	Compliance	Missing Good Faith Estimate	GFE 0001	1	Closed	Missing Initial GFE issued within 3 business days of the Application Date of 3/04/2015.	05/20/2015
Substantial verified reserves - Verified $347,317.06 or 98 months reserves. ; Long term verified ownership of subject property - Borrower has owned and occupied subject property for 10 years.; Excellent verified credit history - Borrower has established credit history since 2002 with mortgage history paid 0x30 for 45 months reviewed and all consumer credit reflected to be paid 0x30 and an 781/787 FICO scores.
											5/19/15 - Received initial GFE dated 03/06/15 provided within 3 business days of application date. GFE 0001 Exception Cleared.	5/19/15 - Received initial GFE dated 03/06/15 provided within 3 business days of application date. GFE 0001 Exception Cleared.	Funded	A	A	A	A	A
300013610	160573	05/15/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed	05/20/2015
Substantial verified reserves - Verified $347,317.06 or 98 months reserves. ; Long term verified ownership of subject property - Borrower has owned and occupied subject property for 10 years.; Excellent verified credit history - Borrower has established credit history since 2002 with mortgage history paid 0x30 for 45 months reviewed and all consumer credit reflected to be paid 0x30 and an 781/787 FICO scores.
											5/19/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed. MIN identified is for subject transaction. CRED 0089 Exception Cleared.	5/19/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed. MIN identified is for subject transaction. CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300013610	160576	05/15/2015	Compliance	VOE/VVOE must be performed at or before consummation 1026.43(e)(v)	QMATR 0008	1	Closed	Missing VVOE performed before loan consummation of 5/01/2015. The VVOE provided (pg 137) was performed post close on 5/06/2015. Written VOE (pg 189) is dated 3/20/2015.	09/16/2015
Substantial verified reserves - Verified $347,317.06 or 98 months reserves. ; Long term verified ownership of subject property - Borrower has owned and occupied subject property for 10 years.; Excellent verified credit history - Borrower has established credit history since 2002 with mortgage history paid 0x30 for 45 months reviewed and all consumer credit reflected to be paid 0x30 and an 781/787 FICO scores.
											5/19/15 - Received VVOE for B1 performed same date as loan consummation of 5/01/15. Over 24 months of employment history verified. QMATR 0008 Exception Cleared.	5/19/15 - Received VVOE for B1 performed same date as loan consummation of 5/01/15. Over 24 months of employment history verified. QMATR 0008 Exception Cleared.	Funded	A	A	A	A	A
300013610	160578	05/15/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Borrowers Schedule C, Physician/consulting, income reflected on 2014/2013 tax returns was not used to qualify. Missing YTD P&L and Balance Sheet.	09/16/2015
Substantial verified reserves - Verified $347,317.06 or 98 months reserves. ; Long term verified ownership of subject property - Borrower has owned and occupied subject property for 10 years.; Excellent verified credit history - Borrower has established credit history since 2002 with mortgage history paid 0x30 for 45 months reviewed and all consumer credit reflected to be paid 0x30 and an 781/787 FICO scores.
											5/26/15 - Received Income statement dated 1/1/2015 to 4/30/2015 for borrower that is not executed. Income was not considered in qualifying. CRED 0082 Exception Cleared.	5/26/15 - Received Income statement dated 1/1/2015 to 4/30/2015 for borrower that is not executed. Income was not considered in qualifying. CRED 0082 Exception Cleared.	Funded	A	A	A	A	A
300013610	160580	05/15/2015	Compliance	Missing Schedule A	RESPA 0028	1	Closed	Missing Schedule A/Settlement Provider Listing addendum to GFE.	05/29/2015
Substantial verified reserves - Verified $347,317.06 or 98 months reserves. ; Long term verified ownership of subject property - Borrower has owned and occupied subject property for 10 years.; Excellent verified credit history - Borrower has established credit history since 2002 with mortgage history paid 0x30 for 45 months reviewed and all consumer credit reflected to be paid 0x30 and an 781/787 FICO scores.
											5/19/15 - Received Written List of Providers executed by borrowers. RESPA 0028 Exception Cleared.	5/19/15 - Received Written List of Providers executed by borrowers. RESPA 0028 Exception Cleared.	Funded	A	A	A	A	A
300013610	160581	05/15/2015	Compliance	RESPA Disclosure(s) is Deficient	COMP 0017	1	Closed	Missing Final GFE reflecting the interest rate available through loan consummation and escrows. Missing evidence of last date rate set.	05/29/2015
Substantial verified reserves - Verified $347,317.06 or 98 months reserves. ; Long term verified ownership of subject property - Borrower has owned and occupied subject property for 10 years.; Excellent verified credit history - Borrower has established credit history since 2002 with mortgage history paid 0x30 for 45 months reviewed and all consumer credit reflected to be paid 0x30 and an 781/787 FICO scores.

5/19/15 - Received GFE and Changed Circumstance dated 04/14/15 which is also provided on pages 377-380 of the original file. Changed Circumstance and GFE both reflect locked extension is good through 04/25/15. No evidence provided in file to confirm rate is good through loan consummation date of 05/01/15. Missing Final GFE reflecting the interest rate available through loan consummation. COMP 0017 Exception Remains.;
5/26/15 - Received a partial copy of a GFE dated 4/14/2015 with rate available through 5/1/2015. ** Missing page 2 of 3 of the GFE, unable to confirm RESPA compliance without full copy of GFE reflecting rate through 5/1/2015. COMP 0017 Exception Remains;
5/28/15 - Received complete copy of GFE dated 04/14/15 with rate available through 05/01/15. COMP 0017 Exception Cleared.

												5/28/15 - Received complete copy of GFE dated 04/14/15 with rate available through 05/01/15. COMP 0017 Exception Cleared.	Funded	A	A	A	A	A
300013103	160996	05/18/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,045,000 is supported. No post closing CDA provided.	05/20/2015
Substantial verified employment history - Borrower has been employed with Viasat, Inc. for 16 years.; Excellent verified credit history - Borrower has long term established credit history since 1985 with history paid 0x30 for 360 months reviewed and all consumer credit  and an 817 FICO score.; Substantial verified reserves - Per guidelines, 12 months PITI reserves required, verified 99 months reserves.

5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,045,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,045,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300013103	161005	05/18/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence the borrower received Notice to Home Applicant disclosure at time of application.	09/16/2015
Substantial verified employment history - Borrower has been employed with Viasat, Inc. for 16 years.; Excellent verified credit history - Borrower has long term established credit history since 1985 with history paid 0x30 for 360 months reviewed and all consumer credit  and an 817 FICO score.; Substantial verified reserves - Per guidelines, 12 months PITI reserves required, verified 99 months reserves.

5/19/15 - Received response from lender: "LOE is attached." Lender attached a letter on company letter head stating: "Please allow this to serve as evidence that the FACTA Notice to Loan Application disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau." Exception cleared due to screen print of lender correspondence on page 2 with Lender acknowledging that a signed explanation on bank letter head will clear exception. FACT 0001 Exception Cleared.

5/19/15 - Received response from lender: "LOE is attached." Lender attached a letter on company letter head stating: "Please allow this to serve as evidence that the FACTA Notice to Loan Application disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau." Exception cleared due to screen print of lender correspondence on page 2 with Lender acknowledging that a signed explanation on bank letter head will clear exception. FACT 0001 Exception Cleared.
													Funded	A	A	A	A	A
300013103	161006	05/18/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence the borrower received Right to Receive Credit Scores disclosure at time of application.	05/20/2015
Substantial verified employment history - Borrower has been employed with Viasat, Inc. for 16 years.; Excellent verified credit history - Borrower has long term established credit history since 1985 with history paid 0x30 for 360 months reviewed and all consumer credit  and an 817 FICO score.; Substantial verified reserves - Per guidelines, 12 months PITI reserves required, verified 99 months reserves.

5/19/15 - Received response from lender of: "Disclosure is attached, with system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #6-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 04/08/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided. Second print screen reflects line #9 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #6 of Initial Disclosures. Application date is 04/08/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

5/19/15 - Received response from lender of: "Disclosure is attached, with system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #6-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 04/08/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided. Second print screen reflects line #9 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #6 of Initial Disclosures. Application date is 04/08/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
300013103	161028	05/18/2015	Credit	Asset Documentation is Insufficient	CRED 0083	2	Acknowledged	Missing terms of withdrawal for borrowers 401k (pg 225), asset used for reserves and borrower liquidated $50,100 for funds to close.
Substantial verified employment history - Borrower has been employed with Viasat, Inc. for 16 years.; Excellent verified credit history - Borrower has long term established credit history since 1985 with history paid 0x30 for 360 months reviewed and all consumer credit  and an 817 FICO score.; Substantial verified reserves - Per guidelines, 12 months PITI reserves required, verified 99 months reserves.

5/20/15 - Lender provided response of: "The borrower does not need the 401K to meet the reserves requirement. The $50K from the 401K is deposited per the updated chase statement in file and loan from 401K is also reported on the most recent 401K statement." Exception overridden to EV2 due to mitigated risk factors. 401k is listed in lender Final 1003 (pg 341), however, account is not needed for reserves. $50,100 401k loan is already reflected on most recent 401k statement (pg 225) and amount has already been liquidated and receipt from proceeds is reflected on most recent print out (pg 202) which meets liquidation requirement per guides. CRED 0083 Exception Overridden to EV2 level.

Mitigated Risk: 5/20/15 - Lender provided response of: "The borrower does not need the 401K to meet the reserves requirement. The $50K from the 401K is deposited per the updated chase statement in file and loan from 401K is also reported on the most recent 401K statement." Exception overridden to EV2 due to mitigated risk factors. 401k with Viasat, Inc is listed in lender Final 1003 (pg 341), however, account is not needed for reserves. $50,100 401k loan is already reflected on most recent 401k statement (pg 225) and amount has already been liquidated and receipt from proceeds is reflected on most recent Chase print out (pg 202) which meets liquidation requirement per guides. CRED 0083 Exception Overridden to EV2 level.
													Funded	B	B	B	B	B
300013103	161038	05/18/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing executed Patriot Act disclosure executed by the settlement agent verifying borrowers identity.	09/16/2015
Substantial verified employment history - Borrower has been employed with Viasat, Inc. for 16 years.; Excellent verified credit history - Borrower has long term established credit history since 1985 with history paid 0x30 for 360 months reviewed and all consumer credit  and an 817 FICO score.; Substantial verified reserves - Per guidelines, 12 months PITI reserves required, verified 99 months reserves.

5/19/15 - Lender provided response of: "LOE is attached." Attached is a signed letter from lender in a company letter head that Bank does not have any affiliations. No exception cleared. Missing is Patriot Act Disclosure. COMP 0006 Exception Remains.;
 5/20/15 - Lender provided response of: "We have previously been able to provide the borrower(s) ID to clear the Patriot Act Disclosure. IDs have been provided." Exception cleared. Welcome letter in file (pg 365) includes verbiage for Patriot Act Notice informing borrowers that lender will verify, obtain and record information that identifies each person who open an account. COMP 0006 Exception Cleared.

5/20/15 - Lender provided response of: "We have previously been able to provide the borrower(s) ID to clear the Patriot Act Disclosure. IDs have been provided." Exception cleared. Welcome letter in file (pg 365) includes verbiage for Patriot Act Notice informing borrowers that lender will verify, obtain and record information that identifies each person who open an account. COMP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300008476	161116	05/18/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $700,000 is supported. No post closing CDA provided.	09/16/2015
Excellent verified housing payment history - 219 months of current mortgage history paid 0x30 per credit report (pg 105). ; Income verified was not used in qualifying - Additional income of $2345/mo verified from borrowers 50% ownership in a business was verified but not used to qualify. ; Substantial verified reserves - Post closing reserves of $153,399.21. 12 months of PITI reserves are required. 48 months of PITI reserves are verified.
											5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $700,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $700,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300008476	161119	05/18/2015	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
Final 1003 (pg 469) lists borrower as employed as Settlement Owner and Farm Income. Per 2014 K1 (pg 264) borrower is 50% owner of Business that was not noted on 1003. Borrowers employment not correctly stated on final 1003. Per file borrowers income from self employment was not used to qualify.
									06/26/2015
Excellent verified housing payment history - 219 months of current mortgage history paid 0x30 per credit report (pg 105). ; Income verified was not used in qualifying - Additional income of $2345/mo verified from borrowers 50% ownership in a business was verified but not used to qualify. ; Substantial verified reserves - Post closing reserves of $153,399.21. 12 months of PITI reserves are required. 48 months of PITI reserves are verified.
											6/25/15 - Received corrected Final 1003 signed by borrower. Final 1003 is now reflective of the additional business per 2014 K1. Income was not used to qualify. APP 0006 Exception Cleared.	6/25/15 - Received corrected Final 1003 signed by borrower. Final 1003 is now reflective of the additional business per 2014 K1. Income was not used to qualify. APP 0006 Exception Cleared.	Funded	A	A	A	A	A
300008476	161122	05/18/2015	Credit	Missing Schedule of Real Estate Owned	APP 0005	1	Closed	Borrower lists income from farm rental. 2014 Sch E (pg 219) lists income from IA property. REO schedule (pg 471) does not list additional REO properties. REO schedule is not complete.	06/26/2015
Excellent verified housing payment history - 219 months of current mortgage history paid 0x30 per credit report (pg 105). ; Income verified was not used in qualifying - Additional income of $2345/mo verified from borrowers 50% ownership in a business was verified but not used to qualify. ; Substantial verified reserves - Post closing reserves of $153,399.21. 12 months of PITI reserves are required. 48 months of PITI reserves are verified.

6/25/15 - Received corrected Final 1003 signed by borrower. Final 1003 is now reflective of the additional REO property listed in Schedule E. Rental income from additional REO/Farm rental was used to qualify and is shown on Section V of the Final 1003. APP 0005 Exception Cleared.

6/25/15 - Received corrected Final 1003 signed by borrower. Final 1003 is now reflective of the additional REO property listed in Schedule E. Rental income from additional REO/Farm rental was used to qualify. APP 0005 Exception Cleared.
													Funded	A	A	A	A	A
300008476	161131	05/18/2015	Property	Health and Safety Issue	PROP 0005	1	Closed	Per Letter from borrower (pg 157) there is a large outbuilding on the property that is used to store chemicals. Possible health and safety issue.	09/16/2015
Excellent verified housing payment history - 219 months of current mortgage history paid 0x30 per credit report (pg 105). ; Income verified was not used in qualifying - Additional income of $2345/mo verified from borrowers 50% ownership in a business was verified but not used to qualify. ; Substantial verified reserves - Post closing reserves of $153,399.21. 12 months of PITI reserves are required. 48 months of PITI reserves are verified.

5/20/15 - Letter in file (pg. 157) reflects that the outbuilding and garage is used by the borrowers business to store work vans, supplies and chemicals. Borrower is 50% owner of business per tax returns. Income from this business was not used to qualify. 2014 Sch E reflects income from business for rental of outbuilding on subject property but no income was used for qualifying.  Health and safety concern mitigated based on business use. PROP 0005 Exception Cleared.

5/20/15 - Letter in file (pg. 157) reflects that the outbuilding and garage is used by the borrowers business to store work vans, supplies and chemicals. Borrower is 50% owner of business per tax returns. Income from this business was not used to qualify. 2014 Sch E reflects income from business for rental of outbuilding on subject property but no income was used for qualifying.  Health and safety concern mitigated based on business use. PROP 0005 Exception Cleared.
													Funded	A	A	A	A	A
300008476	161132	05/18/2015	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Rate term refinance of borrowers primary residence. Missing State of Colorado required Net Tangible Benefit disclosure.	05/26/2015
Excellent verified housing payment history - 219 months of current mortgage history paid 0x30 per credit report (pg 105). ; Income verified was not used in qualifying - Additional income of $2345/mo verified from borrowers 50% ownership in a business was verified but not used to qualify. ; Substantial verified reserves - Post closing reserves of $153,399.21. 12 months of PITI reserves are required. 48 months of PITI reserves are verified.

5/22/15 - Received response from lender of: "This disclosures is only required for Brokers. Although is may be best practice, banks are not subject to providing the form". **Agree, The Colorado NTB rule's requirement to provide a completed disclosure form does not appear to apply to a non-mortgage broker. The rule applies to "individuals required to be licensed" pursuant to certain sections of the Colorado Revised Statutes. These sections discuss licensing requirements for mortgage loan originators, not non-mortgage brokers.  As a result, a non-mortgage broker, such as a bank, would not be subject to the Colorado NTB rules.  NTB 0001 Exception Cleared.

5/22/15 - Received response from lender of: "This disclosures is only required for Brokers. Although is may be best practice, banks are not subject to providing the form". **Agree, The Colorado NTB rule's requirement to provide a completed disclosure form does not appear to apply to a non-mortgage broker. The rule applies to "individuals required to be licensed" pursuant to certain sections of the Colorado Revised Statutes. These sections discuss licensing requirements for mortgage loan originators, not non-mortgage brokers.  As a result, a non-mortgage broker, such as a bank, would not be subject to the Colorado NTB rules.  NTB 0001 Exception Cleared.
													Funded	A	A	A	A	A
300008476	161135	05/18/2015	Credit	Credit Documentation is Insufficient	CRED 0093	2	Acknowledged
Subject is Rate Term refinance of existing 1st mortgage and 2nd lien HELOC. Per guidelines, for subject to be considered a Rate Term refinance the file must contain documentation that cumulative draws in the past 12 months have not exceeded $2000. File contains only payoff data (pg 154) with no draw history provided.

Excellent verified housing payment history - 219 months of current mortgage history paid 0x30 per credit report (pg 105). ; Income verified was not used in qualifying - Additional income of $2345/mo verified from borrowers 50% ownership in a business was verified but not used to qualify. ; Substantial verified reserves - Post closing reserves of $153,399.21. 12 months of PITI reserves are required. 48 months of PITI reserves are verified.

7/21/15 - Received a letter regarding borrowers 2nd lien HELOC draw history from creditor stating: "In response to your recent request we have researched the above mentioned account and found that this account has had no draw activity since 5/2010 when creditor processed a subordination request. At the time of this subordination request we required the account be frozen from further draws as part of our subordination approval. The executed subordination agreement was recorded on 5/14/2010. This account is now closed with zero balance". ** Creditor letter confirms no draw history on the 2nd lien HELOC in the past 12 months, thus confirms subject transaction is a rate and term refinance. Letter is dated 7/9/2015, which is post Note consummation dated. CRED 0093 Exception Overridden to EV2.
												Mitigated Risk: 219 months of current mortgage history paid 0x30 per credit report (pg 105).	Funded	B	B	B	B	B
300008476	161139	05/18/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice to Home Loan Applicant disclosure.	05/20/2015
Excellent verified housing payment history - 219 months of current mortgage history paid 0x30 per credit report (pg 105). ; Income verified was not used in qualifying - Additional income of $2345/mo verified from borrowers 50% ownership in a business was verified but not used to qualify. ; Substantial verified reserves - Post closing reserves of $153,399.21. 12 months of PITI reserves are required. 48 months of PITI reserves are verified.

5/19/15 - Received response from lender of: "LOE is attached." Lender attached a letter on company letter head stating: "Please allow this to serve as evidence that the FACTA Notice to Loan Application disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau." Exception cleared due to screen print of lender correspondence with on page 2 with acknowledgement that a signed explanation on bank letter head will clear exception. FACT 0001 Exception Cleared.

5/19/15 - Received response from lender of: "LOE is attached." Lender attached a letter signed by Suzanne West VP, in a company letter head stating: "Please allow this to serve as evidence that the FACTA Notice to Loan Application disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau." Exception cleared due to screen print of lender correspondence with JPM on page 2 with JPM acknowledging that a signed explanation on bank letter head will clear exception. FACT 0001 Exception Cleared.
													Funded	A	A	A	A	A
300008476	161140	05/18/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores disclosure.	05/20/2015
Excellent verified housing payment history - 219 months of current mortgage history paid 0x30 per credit report (pg 105). ; Income verified was not used in qualifying - Additional income of $2345/mo verified from borrowers 50% ownership in a business was verified but not used to qualify. ; Substantial verified reserves - Post closing reserves of $153,399.21. 12 months of PITI reserves are required. 48 months of PITI reserves are verified.

5/19/15 - Received response from lender of: "Disclosure is attached, with system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #1-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 03/09/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided. Second print screen reflects line #11 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #1 of Initial Disclosures. Application date is 03/09/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

5/19/15 - Received response from lender of: "Disclosure is attached, with system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #1-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 03/09/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided. Second print screen reflects line #11 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #1 of Initial Disclosures. Application date is 03/09/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
300008476	161142	05/18/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Subject property contains a 1400 square foot outbuilding per appraisal. Missing interior photos of this building. Per letter in file (pg 157) this outbuilding is being used for commercial purposes. Unable to verify without interior photos.
									05/20/2015
Excellent verified housing payment history - 219 months of current mortgage history paid 0x30 per credit report (pg 105). ; Income verified was not used in qualifying - Additional income of $2345/mo verified from borrowers 50% ownership in a business was verified but not used to qualify. ; Substantial verified reserves - Post closing reserves of $153,399.21. 12 months of PITI reserves are required. 48 months of PITI reserves are verified.

5/19/15 - Based on acceptable 3rd Party Desk Review received on 5/19/15 that reflects original appraisal value of $700,000 is supported with value confirmed by CDA which is performed by licensed appraiser.  APPR 0002 Exception Cleared.

5/19/15 - Based on acceptable 3rd Party Desk Review received on 5/19/15 that reflects original appraisal value of $700,000 is supported with value confirmed by CDA which is performed by licensed appraiser.  APPR 0002 Exception Cleared.
													Funded	A	A	A	A	A
300008476	161149	05/18/2015	Property	Appraisal line, net and/or gross line item adjustments exceed agency guidelines.	APPR 0013	1	Closed
Appraiser provided 5 Sold Comps and 2 Active Listings. Comp distances range from .07 miles to 3.77 miles from subject. Only Comp 1 is within 1 mile guideline. All other Comps exceed 2 miles. Gross adjustments on all comps are outside of 25% guideline, except for Comp 7. Subject attributes are bracketed with the exception of subjects outbuilding. No other comp has a similar outbuilding. Across the board adjustment of $50,000 was made for lack of comps with similar outbuilding. Lack of similar comps does not indicate a market acceptance for this type of amenity. Appraisal value if $700,000, however tape value and LTV indicate that lender may have reduced value to $685,000. Appraisal value of $700,000 is not supported.
									05/20/2015
Excellent verified housing payment history - 219 months of current mortgage history paid 0x30 per credit report (pg 105). ; Income verified was not used in qualifying - Additional income of $2345/mo verified from borrowers 50% ownership in a business was verified but not used to qualify. ; Substantial verified reserves - Post closing reserves of $153,399.21. 12 months of PITI reserves are required. 48 months of PITI reserves are verified.

5/19/15 - Based on acceptable 3rd Party Desk Review received on 5/19/15 that reflects original appraisal value of $700,000 is supported with value confirmed by CDA which is performed by licensed appraiser.  APPR 0013 Exception Cleared.

5/19/15 - Based on acceptable 3rd Party Desk Review received on 5/19/15 that reflects original appraisal value of $700,000 is supported with value confirmed by CDA which is performed by licensed appraiser.  APPR 0013 Exception Cleared.
													Funded	A	A	A	A	A
300012022	161593	05/20/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $755,000 is supported. No post closing CDA provided.	05/22/2015	Low DTI - DTI on fully documented file 37.89%. Program maximum allowed 43%.	5/21/15 - Received 3rd Party Desk Review that reflects original appraisal value of $755,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared	5/21/15 - Received 3rd Party Desk Review that reflects original appraisal value of $755,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared	Funded	A	A	A	A	A
300012022	161636	05/20/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Per LOE (pg 48) borrower has lived at subject since 12/2013 and credit report (pg 69) reflects 11 months of mortgage history reviewed since 11/2013. Prior mortgage (pg 73) is reporting through 7/2013. Missing rental history between 7/2013 to 11/2013 with payment record of 0x30. Complete 24 months of housing history required per lender guidelines.
									09/16/2015	Low DTI - DTI on fully documented file 37.89%. Program maximum allowed 43%.
6/5/2015 - Received response from lender of: "VOR". Attached is a verification of rent. VOR confirms payments of $1779 from 4/20/2013 thru 12/29/2013 were paid as agreed. VOR completes 24 months housing history required per lender guidelines.  ** CRED 0001 Exception Cleared.

6/5/2015 - Received response from lender of: "VOR". Attached is a verification of rent. VOR confirms payments of $1779 from 4/20/2013 thru 12/29/2013 were paid as agreed. VOR completes 24 months housing history required per lender guidelines.  ** CRED 0001 Exception Cleared.
													Funded	A	A	A	A	A
300012022	161638	05/20/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing 2 years (2014 and 2013) W2s for both borrowers as required per lender guidelines.	06/08/2015	Low DTI - DTI on fully documented file 37.89%. Program maximum allowed 43%.
6/5/2015 - Received response from lender of: "Income and TRVs". Attached is 2013 and 2014 4506-T W2 Transcripts for both borrowers. 2 Years W2 lender guideline requirement, satisfied. ** CRED 0082 Exception Cleared.

6/5/2015 - Received response from lender of: "Income and TRVs". Attached is 2013 and 2014 4506-T W2 Transcripts for both borrowers. 2 Years W2 lender guideline requirement, satisfied. ** CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300012022	161641	05/20/2015	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed
File contains 2014 tax returns (pg 30) and 2014 IRS transcripts (pg 157). Additional tax returns not required per guidelines. Two years of IRS transcripts required. Missing 2013 IRS transcripts. Additional income exceptions may apply pending review of 2013 transcripts.
									06/08/2015	Low DTI - DTI on fully documented file 37.89%. Program maximum allowed 43%.
5/28/15 - Received 2013 tax transcripts. Income reported is in line with 2014 tax returns/transcripts. No 2106 reported. Schedule E includes minimal Royalty income also reported on 2014 tax returns/transcripts not used to qualify. CRED 0091 Exception Cleared.

5/28/15 - Received 2013 tax transcripts. Income reported is in line with 2014 tax returns/transcripts. No 2106 reported. Schedule E includes minimal Royalty income also reported on 2014 tax returns/transcripts not used to qualify. CRED 0091 Exception Cleared.
													Funded	A	A	A	A	A
300012022	161644	05/20/2015	Credit	Income Calculation Discrepancy	CRED 0084	1	Closed
VVOE (pg 40) indicates coborrower is paid on 12 month cycle. Per lender income worksheet (pg 360) lender calculated coborrower income using 9 month pay cycle and references a VOE which was not provided in the file. Missing confirmation from employer of coborrowers employment/pay schedule status. Missing copy of VOE noted in lender comments. Review is unable to confirm lender income calculations for coborrower.
									06/08/2015	Low DTI - DTI on fully documented file 37.89%. Program maximum allowed 43%.
5/28/15 - Received Written VOE dated pre consummation. Base income reflects $6103/mo with YTD through 05/01/15 of $31,659. 2013 Gross Pay of $80,768 and 2014 Gross Pay of $82,578. No exception cleared. Employment verification does not confirm whether co borrower is paid 9 month cycle or 12 month cycle. CRED 0084 Exception Remains.;
 6/5/2015 - Received response from lender of: "Voe".  Attached is a VVoe dated 5/12/2015 that confirms the co-borrower is paid on a 12 month cycle. Loan was approved with co-borrowers wages being calculated on a conservative 9 month payment cycle or $4578/mo (pg 360).  Actual monthly income $6103 per written Voe supported by paystub (pg 26-28).  Updating the monthly income to reflect the 12 month pay cycle decreases the DTI form 42.87% to 37.89% ** CRED 0084 Exception Cleared.

6/5/2015 - Received response from lender of: "Voe".  Attached is a VVoe dated 5/12/2015 that confirms the co-borrower is paid on a 12 month cycle. Loan was approved with co-borrowers wages being calculated on a conservative 9 month payment cycle or $4578/mo (pg 360).  Actual monthly income $6103 per paystub and written Voe (pg 26-28).  Updating the monthly income to reflect the 12 month pay cycle decreases the DTI form 42.87% to 37.89% ** CRED 0084 Exception Cleared.
													Funded	A	A	A	A	A
300012022	161646	05/20/2015	Credit	Insufficient verified reserves	CRED 0100	1	Closed
UPDATED EXCEPTION:
Provide terms of withdrawal with 401k account as required per guides.

ORIGINAL EXECPTION:
 Guidelines require 9 months of PITI reserves.  3.65 months of PITI reserves are verified. Short total reserves of $21,531.18.
									09/16/2015	Low DTI - DTI on fully documented file 37.89%. Program maximum allowed 43%.
5/28/15 - Received retirement account statement for Texa$aver Program 401k for statement period 01/01/15-03/31/15. Exception partially cleared. Provide terms of withdrawal as required per guides. CRED 0100 Exception Remains.

UPDATED EXCEPTION: Provide terms of withdrawal with Program 401k account as required per guides.;
 6/5/2015 - Received response from lender of: "Reserves Access". Attached is 7 pages containing terms of withdrawal for the 401 (k) / 457 program. Asset documentation is complete. 9 months reserve requirement satisfied with 9.67 months verified. ** CRED 0100 Exception Cleared.

UPDATED EXCEPTION: Provide terms of withdrawal with Program 401k account as required per guides.;
 6/5/2015 - Received response from lender of: "Reserves Access". Attached is 7 pages containing terms of withdrawal for the 401 (k) / 457 program. Asset documentation is complete. 9 months reserve requirement satisfied with 9.67 months verified. ** CRED 0100 Exception Cleared.
													Funded	A	A	A	A	A
300012022	161649	05/20/2015	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed	Missing Change of Circumstance documentation dated within 3 days prior to redisclosed GFE dated 05/12/2015 (pg 363).	08/21/2015	Low DTI - DTI on fully documented file 37.89%. Program maximum allowed 43%.
6/2/15 - Received Change of Circumstance letter dated 04/06/15. No exception cleared. Missing is Change of Circumstance to correspond with GFE dated 05/12/15. RESPA 0005 Exception Remains.;
 6/5/2015 Received response from lender of: "Change Circumstance".  Attached is the change of circumstance letter for change in loan amount dated 5/12/2015.  This letter corresponds with latest issued GFE dated 5/12/2015 reflecting a decrease in loan amount. ** RESPA 0005 Exception Cleared.

6/5/2015 Received response from lender of: "Change Circumstance".  Attached is the change of circumstance letter for change in loan amount dated 5/12/2015.  This letter corresponds with latest issued GFE dated 5/12/2015 reflecting a decrease in loan amount. ** RESPA 0005 Exception Cleared.
													Funded	A	A	A	A	A
300012022	163855	06/08/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	09/16/2015	Low DTI - DTI on fully documented file 37.89%. Program maximum allowed 43%.
6/8/2015 - Received response from lender of: "Fraud Report".  Post close dated 6/8/2015 score 265 Critical Risk / 1000 Low Risk. High and Low impact warnings for: Potential Shotgunning, Potential Income Issue, Potential Identity Issue, and FHLMC2 Ineligible List Alert, were not cleared, however, documentation  provided in file is sufficient to clear all variances. ** CRED 0089 Exception Cleared.

6/8/2015 - Received response from lender of: "Fraud Report".  Post close dated 6/8/2015 score 265 Critical Risk / 1000 Low Risk. High and Low impact warnings for: Potential Shotgunning, Potential Income Issue, Potential Identity Issue, and FHLMC2 Ineligible List Alert, were not cleared, however, documentation  provided in file is sufficient to clear all variances. ** CRED 0089 Exception Cleared.
													Funded	A	A	A	A	A
300009607	161601	05/20/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $975,000 is supported. No post closing CDA provided.	05/26/2015
Substantial verified liquid assets and/or savings history - Borrowers have liquid reserves totaling $273,921.14 (67.74 months) after closing. 9 months required. ; Income verified was not used in qualifying - Borrower has 3 year average of bonus income of $10,905/mo (per VOE pg 179) which was not used in qualifying.

5/22/15 - Received 3rd Party Desk Review that reflects original appraisal value of $975,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

5/22/15 - Received 3rd Party Desk Review that reflects original appraisal value of $975,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300009607	161607	05/20/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Lender did not provide a copy of the Notice to Home Loan Applicant or show it was received by the borrower.	05/27/2015
Substantial verified liquid assets and/or savings history - Borrowers have liquid reserves totaling $273,921.14 (67.74 months) after closing. 9 months required. ; Income verified was not used in qualifying - Borrower has 3 year average of bonus income of $10,905/mo (per VOE pg 179) which was not used in qualifying.

5/26/15 - Received response from lender of: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. FACT 0001 Exception Cleared.

5/26/15 - Received response from lender of: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. FACT 0001 Exception Cleared.
													Funded	A	A	A	A	A
300009607	161608	05/20/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Lender did not provide a copy of the Right to Receive Credit Scores" or show it was received by the borrower.	05/27/2015
Substantial verified liquid assets and/or savings history - Borrowers have liquid reserves totaling $273,921.14 (67.74 months) after closing. 9 months required. ; Income verified was not used in qualifying - Borrower has 3 year average of bonus income of $10,905/mo (per VOE pg 179) which was not used in qualifying.

5/26/15 - Received response from lender of: "Credit Score Disclosure". Attached is system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out. 2nd screenshot shows what disclosures where sent to borrower in (Init Disclosure).  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 3/26/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #10 HOME LOAN Disclosure Booklet (900079). Application date is 3/26/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  ** FACT 0002 Exception Cleared.

5/26/15 - Received response from lender of: "Credit Score Disclosure". Attached is system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out. 2nd screenshot shows what disclosures where sent to borrower in (Init Disclosure).  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 3/26/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #10 HOME LOAN Disclosure Booklet (900079). Application date is 3/26/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  ** FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
300009607	161614	05/20/2015	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Tax transcripts for both borrowers were not provided in the file. Signed 4506T is on pg 304.	07/02/2015
Substantial verified liquid assets and/or savings history - Borrowers have liquid reserves totaling $273,921.14 (67.74 months) after closing. 9 months required. ; Income verified was not used in qualifying - Borrower has 3 year average of bonus income of $10,905/mo (per VOE pg 179) which was not used in qualifying.

6/4/2015 - Received response from lender of: "TRVs". Attached is the 2012, 2013, and 2014 tax transcripts for the primary borrower. 2012 and 2013 tax returns borrower filed single status. 2014 tax returns were filed married / joint with co-borrower. ** Exception partially cleared.  Missing tax transcripts for the co-borrower covering 2012 and 2013. ** CRED 0091 Exception Remains.;
 7/1/15 - Received response from lender of: "Returns for Co-B". Attached is the 2012, 2013, and 2014 tax transcripts for B2. 2012 and 2013 tax returns borrower filed single status and under maiden name. 2014 tax returns were filed married/joint with borrower. No 2106 reported. No schedule E reported. CRED 0091 Exception Cleared.

7/1/15 - Received response from lender of: "Returns for Co-B". Attached is the 2012, 2013, and 2014 tax transcripts for B2. 2012 and 2013 tax returns borrower filed single status and under maiden name. 2014 tax returns were filed married/joint with borrower. No 2106 reported. No schedule E reported. CRED 0091 Exception Cleared.
													Funded	A	A	A	A	A
300009607	161629	05/20/2015	Credit	Non-Resident Alien Borrower	CRED 0028	1	Closed
Borrower is Foreign National. Missing valid permanent worker visa. Guidelines state "All borrowers must be a U.S. citizen, a lawful permanent resident alien, or a non-permanent resident alien with a valid permanent worker visa" (pg 9 of guidelines). Lender provided Texas temporary permit which expires 5/4/2015 on pg 163 and an employment authorization card (pg. 166) which expires on 1/26/2016 which doesn't meet the guideline requirements. Borrower employment authorization expires in less than 12 months. Borrower employment/income cannot be confirmed for a minimum of 3 years. Income continuance cannot be verified.
									09/16/2015
Substantial verified liquid assets and/or savings history - Borrowers have liquid reserves totaling $273,921.14 (67.74 months) after closing. 9 months required. ; Income verified was not used in qualifying - Borrower has 3 year average of bonus income of $10,905/mo (per VOE pg 179) which was not used in qualifying.

6/1/15 - Received response from lender of: "According the to Bank guidelines, there is no requirement that the work permit must be for min of 3 Yr or any distinction between type of work permit temp or otherwise. Only a valid work permit. From guidelines "All borrowers must be a U.S. citizen, a lawful permanent resident alien, or a non-permanent resident alien with a valid permanent worker visa." No documentation provided. ** No Exception Cleared.  Appendix Q requires each consumer who will be obligated for the mortgage debt and whose income is being relied upon in determining ability to repay must be analyzed to determine whether income level can be reasonably expected to continue with evidence of current, ongoing employment status.  Borrower employment authorization card that will expire on 1/26/2016 and co-borrower,  employment authorization card expired on 3/9/2015 (prior to consummation) is not sufficient.  No evidence of visa or visa renewal provided for either borrower. Review of document ion to be provided must satisfy Appendix Q (no further documentation for Borrowers temporary license permit from dept of public safety is required). CRED 0028 Exception Remains.;
 6/4/15 - Received response from lender of: "Other Credit Docs". Attached is a copy of email correspondence dated 6/3/2015 stating: "I just read the Bank response - Appendix Q requires each consumer who will be obligated for the mortgage debt and whose income is being relied upon in determining ability to repay must be analyzed to determine whether income level can be reasonably expected to continue with evidence of current, ongoing employment status. Borrower employment authorization card that will expire on 1/26/2016 and co-borrower employment authorization card expired on 3/9/2015 (prior to consummation) is not sufficient. No evidence of visa or visa renewal provided for either borrower. Review of document ion to be provided must satisfy Appendix Q (no further documentation for Borrowers temporary license permit from dept of public safety is required). The borrower has been with his employer for 9 yrs and is a Managing Director. I think is it reasonable to expect his continuing employment. He is currently working under an Employment Authorization Card which is renewed on an annual basis per USCIS and doesnt expire until 1/26/16. The Texas Temporary Permit is a temporary DL and has nothing to do with his employment or visa status. The co borrower is a US citizen per her application.  Not sure what the issue here is.  ** Confirmed file contains social security card, valid state drivers license, and 1003 / Application marked US Citizenship for coborrower (pg 164,165,286). Evidence in file of prior renewal of US Employment Authorization Card (Form I-766) for primary borrower.  Prior card valid from 9/10/13 with expiration of 3/9/15 (pg 168). Renewed card valid from 1/27/15 with an expiration of 1/26/16 (pg 166). VVoe dated 5/7/2015 confirms the primary borrowers employment from 11/21/2005 to Present (pg 178). Borrower has been with current employer for 9 years. Likelihood of continuance of income, satisfied. Compensating factors: Established  savings history with post close liquid reserves totaling $273,921.14 or 67.74 months verified. 3 year average bonus income for the borrower totaling $10,905/mo (pg 179) was not used in qualifying. **  CRED 0028 Exception Cleared.

6/4/15 - Received response from lender of: "Other Credit Docs". Attached is a copy of email correspondence dated 6/3/2015 stating: "I just read the Bank response - Appendix Q requires each consumer who will be obligated for the mortgage debt and whose income is being relied upon in determining ability to repay must be analyzed to determine whether income level can be reasonably expected to continue with evidence of current, ongoing employment status. Borrower employment authorization card that will expire on 1/26/2016 and co-borrower employment authorization card expired on 3/9/2015 (prior to consummation) is not sufficient. No evidence of visa or visa renewal provided for either borrower. Review of document ion to be provided must satisfy Appendix Q (no further documentation for Borrowers temporary license permit from dept of public safety is required). The borrower has been with his employer for 9 yrs and is a Managing Director. I think is it reasonable to expect his continuing employment. He is currently working under an Employment Authorization Card which is renewed on an annual basis per USCIS and doesnt expire until 1/26/16. The Texas Temporary Permit is a temporary DL and has nothing to do with his employment or visa status. The co borrower is a US citizen per her application.  Not sure what teh issue here is.  ** Confirmed file contains social security card, valid state drivers license, and 1003 / Application marked US Citizenship for coborrower (pg 164,165,286). Evidence in file of prior renewal of US Employment Authorization Card (Form I-766) for primary borrower.  Prior card valid from 9/10/13 with expiration of 3/9/15 (pg 168). Renewed card valid from 1/27/15 with an expiration of 1/26/16 (pg 166). VVoe dated 5/7/2015 confirms the primary borrowers employment from 11/21/2005 to Present (pg 178). Borrower has been with current employer for 9 years. Likelihood of continuance of income, satisfied. Compensating factors: Established  savings history with post close liquid reserves totaling $273,921.14 or 67.74 months verified. 3 year average bonus income for the borrower totaling $10,905/mo (pg 179) was not used in qualifying. **  CRED 0028 Exception Cleared.
													Funded	A	A	A	A	A
300011271	161440	05/19/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $673000 is supported. No post closing CDA provided.	09/16/2015
Excellent verified housing payment history - Credit report reflects 126 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 750 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 07/2005.

5/22/15 - Received 3rd Party Desk Review that reflects original appraisal value of $673,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

5/22/15 - Received 3rd Party Desk Review that reflects original appraisal value of $673,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300011271	161443	05/19/2015	Compliance	Right of Rescission is not executed by Title Holder(s)	ROR 0004	1	Closed
UPDATED EXCEPTION:
Based on fully executed Final TIL provided on 06/08/15 via exception code TIL 0005, TIL is dated 06/08/15. The lender's disclosed Right to Cancel Expire Date of 05/12/15 is earlier than the calculated Right to Cancel Expire Date of 06/11/15 (3 days from Final TIL Date of 06/08/15).

ORIGINAL EXCEPTION:
 Borrowers spouse who is on title (pg 53) did not sign the Right of Rescission (pg 69). Non-borrowing spouse signed the Deed and HUD1.
									07/07/2015
Excellent verified housing payment history - Credit report reflects 126 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 750 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 07/2005.

6/8/15 - Received Right to Cancel signed by borrower and non borrowing spouse, however Right to Cancel is not dated by non borrowing spouse. Additionally, top portion of the documents are cut off. ROR 0004 Exception Remains.;
6/9/15 - Received complete copy of Right to Cancel signed by borrower and non borrowing spouse. Based on fully executed Final TIL provided on 06/08/15 via exception code TIL 0005, TIL is dated 06/08/15. The lender's disclosed Right to Cancel Expire Date of 05/12/15 is earlier than the calculated Right to Cancel Expire Date of 06/11/15 (3 days from Final TIL Date). ROR 0004 Exception Remains.;

UPDATED EXCEPTION:
Based on fully executed Final TIL provided on 06/08/15 via exception code TIL 0005, TIL is dated 06/08/15. The lender's disclosed Right to Cancel Expire Date of 05/12/15 is earlier than the calculated Right to Cancel Expire Date of 06/11/15 (3 days from Final TIL Date of 06/08/15).;

7/6/15 - Received response from lender of: "New ROR". Attached is a copy of the 3rd party shipment label for package scheduled for next day delivery addressed to the borrower. 3rd party shipping "Proof of Delivery" reflects tracking number with delivery on 6/30/15. Copy of letter dated 6/29/15 from lender on company letterhead states: "In a recent review of your loan,it was brought to our attention that the dates on your Notice of Right to Cancel had expired, I am sending you a new one for you and your spouse to re-sign, please return it back in the enclosed UPS envelope provided". Copy of the unexecuted revised Notice of Right to Cancel provided with Transaction Date 6/30/15 and expiration on 7/3/15. ** Exception partially cleared. Missing borrower and non-borrowing spouse executed copy of the Notice of Right to Cancel form. ** ROR 0004 Exception Remains.;
 7/7/15 - Received e-mail from lender to review.  Previously received copy of the 3rd party shipment label for package scheduled for next day delivery addressed to the borrower. 3rd party shipping "Proof of Delivery" reflects tracking number with delivery on 6/30/15. Copy of letter dated 6/29/15 from lender on company letterhead states: "In a recent review of your loan,it was brought to our attention that the dates on your Notice of Right to Cancel had expired, I am sending you a new one for you and your spouse to re-sign, please return it back in the enclosed UPS envelope provided". Copy of the unexecuted revised Notice of Right to Cancel provided for borrower and non borrowing spouse with Transaction Date and expiration.  ROR expiration date has passed with no evidence transaction was rescinded.** ROR 0004 Exception Cleared.

7/7/15 - Received e-mail from lender to review.  Previously received copy of the 3rd party shipment label for package scheduled for next day delivery addressed to the borrower. 3rd party shipping "Proof of Delivery" reflects tracking number with delivery on 6/30/15. Copy of letter dated 6/29/15 from lender on company letterhead states: "In a recent review of your loan,it was brought to our attention that the dates on your Notice of Right to Cancel had expired, I am sending you a new one for you and your wife to resign, please return it back in the enclosed UPS envelope provided". Copy of the unexecuted revised Notice of Right to Cancel provided for borrower and non borrowing spouse with Transaction Date 6/30/15 and expiration on 7/3/15.  ROR expiration date has passed with no evidence transaction was rescinded.** ROR 0004 Exception Cleared.
													Funded	A	A	A	A	A
300011271	161449	05/20/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	VVOE (pg 168) reflecting a 05/04/2015 employer contact date is not signed or dated by lender.	09/16/2015
Excellent verified housing payment history - Credit report reflects 126 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 750 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 07/2005.

5/27/15 - Received lender response of: "VVOE". Attached is copy of VVOE from in file (pg. 168) reflecting a 05/04/2015 employer contact date that is now executed and dated 5/4/15 by the lender. CRED 0007 Exception Cleared.

5/27/15 - Received lender response of: "VVOE". Attached is copy of VVOE from in file (pg. 168) reflecting a 05/04/2015 employer contact date that is now executed and dated 5/4/15 by the lender. CRED 0007 Exception Cleared.
													Funded	A	A	A	A	A
300011271	161450	05/20/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Borrowers 2013 and 2014 tax returns in file are not signed as required per guidelines. Pgs 179/180 contain unsigned signature pages.	06/09/2015
Excellent verified housing payment history - Credit report reflects 126 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 750 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 07/2005.

6/8/15 - Received signed pages of 2013 and 2014 tax returns however, top portion on both pages are cut off. Please provide complete copy of signed pages of tax returns. CRED 0082 Exception Remains.;
 6/9/15 - Received response from lender of: "Better copy of tax returns". Attached are signed pages of 2013 and 2014 tax returns. CRED 0082 Exception Cleared.
												6/9/15 - Received response from lender of: "Better copy of tax returns". Attached are signed pages of 2013 and 2014 tax returns. CRED 0082 Exception Cleared.	Funded	A	A	A	A	A
300011271	161451	05/20/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing updated soft pull credit report referenced on final 1003 pg 280.  Final 1003 and 1008 (pg 275) reflect higher balances on accounts ending in #9917 and #8992 than what is on 03/31/15 credit report pg 88.
									09/16/2015
Excellent verified housing payment history - Credit report reflects 126 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 750 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 07/2005.

5/24/15 - Received soft pull credit report reference in Final 1003. Account ending in #9917 monthly payment has increased from $303 to $416. Account ending in #8992 monthly payment has increased from $0 to $44. New DTI of 36.66% based on higher payments matches approval DTI(pg 275). CRED 0093 Exception Cleared.

5/24/15 - Received soft pull credit report reference in Final 1003. Account ending in #9917 monthly payment has increased from $303 to $416. Account ending in #8992 monthly payment has increased from $0 to $44. New DTI of 36.66% based on higher payments matches approval DTI(pg 275). CRED 0093 Exception Cleared.
													Funded	A	A	A	A	A
300011271	161480	05/20/2015	Credit	Initial 1003 Application is Incomplete	APP 0004	2	Acknowledged	Missing borrower signed initial application. File contains unsigned copy pg 276 and lender signed page 3 pg 278.
Excellent verified housing payment history - Credit report reflects 126 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 750 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 07/2005.

5/24/15 - Received response from lender of: "Initial 1003 states on page 3, info provided by borrower and submitted via email or internet. Borrower signature is not required." Initial 1003 (pg 278) reflects information was provided by the applicant and submitted via e-mail or the internet. Exception overridden due to lender/loan officer has executed and dated the document.  Best practice is to always have the initial 1003 application executed by the borrower(s). APPR 0004 Exception overridden to EV2 level.

Mitigated Risk: 5/24/15 - Received response from lender of: "Initial 1003 states on page 3, info provided by borrower and submitted via email or internet. Borrower signature is not required." Initial 1003 (pg 278) reflects information was provided by the applicant and submitted via e-mail or the internet. Exception overridden due to lender/loan officer has executed and dated the document.  Best practice is to always have the initial 1003 application executed by the borrower(s). APPR 0004 Exception overridden to EV2 level.
													Funded	B	B	B	B	B
300011271	161486	05/20/2015	Compliance	Final TIL is Incomplete	TIL 0015	1	Closed	Borrowers spouse who is on title (pg 53) did not sign the final TIL pg 284. Non-borrowing spouse signed the Deed and HUD1.	06/10/2015
Excellent verified housing payment history - Credit report reflects 126 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 750 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 07/2005.

6/8/15 - Received TIL marked Final signed by borrower and non borrowing spouse, however TIL is not dated by both title holders. TIL 0015 Exception Remains.;
 6/8/15 - Received TIL marked Final signed by borrower and non borrowing spouse (page 3). Final TIL is dated 06/08/15 by both title holders. TIL 0015 Exception Cleared.
												6/8/15 - Received TIL marked Final signed by borrower and non borrowing spouse (page 3). Final TIL is dated 06/08/15 by both title holders. TIL 0015 Exception Cleared.	Funded	A	A	A	A	A
300011271	161538	05/20/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing borrower signed 4506-T. File only contains pg 2 of the form (pg 321). File does contain IRS transcripts.	05/27/2015
Excellent verified housing payment history - Credit report reflects 126 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 750 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 07/2005.
											5/24/15 - Received an electronically signed 4506T and another 4506T signed and dated 05/08/15 by the borrower. CRED 0087 Exception Cleared.	5/24/15 - Received an electronically signed 4506T and another 4506T signed and dated 05/08/15 by the borrower. CRED 0087 Exception Cleared.	Funded	A	A	A	A	A
300010710	161846	05/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $870,000 is supported. No post closing CDA provided.	09/16/2015
Excellent verified credit history - 755/748 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1990. ; Excellent verified housing payment history - 254 months of current and prior mortgage history paid 0x30 per credit report.

5/27/15 - Received 3rd Party Desk Review that reflects original appraisal value of $870,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APN number #30410937. APPR 0040 Exception Cleared.

5/27/15 - Received 3rd Party Desk Review that reflects original appraisal value of $870,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APN number #30410937. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300010710	161851	05/22/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	05/27/2015
Excellent verified credit history - 755/748 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1990. ; Excellent verified housing payment history - 254 months of current and prior mortgage history paid 0x30 per credit report.

5/26/15 - Received Lender response of: "HUD Handbook Disclosure". Attached is system print history showing initial disclosures were provided 12/24/14. Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 03/30/2015 for the subject borrower loan.  Attached is additional screen print that reflects documents created and included in initial disclosures included HUD Special Information Booklet. An additional page provided is a copy of the borrower acknowledgment but it is not executed for the HUD Settlement booklet. No evidence of signature is required.  COMP 0038 Exception Cleared.

5/26/15 - Received Lender response of: "HUD Handbook Disclosure". Attached is system print history showing initial disclosures were provided 12/24/14. Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 03/30/2015 for the subject borrower loan.  Attached is additional screen print that reflects documents created and included in initial disclosures included HUD Special Information Booklet. An additional page provided is a copy of the borrower acknowledgment but it is not executed for the HUD Settlement booklet. No evidence of signature is required.  COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300010710	161852	05/22/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice to Home Loan Applicant disclosure.	05/27/2015
Excellent verified credit history - 755/748 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1990. ; Excellent verified housing payment history - 254 months of current and prior mortgage history paid 0x30 per credit report.

5/27/15 - Received response from lender of: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. FACT 0001 Exception Cleared.;

5/27/15 - Received response from lender of: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. FACT 0001 Exception Cleared.;
													Funded	A	A	A	A	A
300010710	161853	05/22/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores disclosure.	05/27/2015
Excellent verified credit history - 755/748 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1990. ; Excellent verified housing payment history - 254 months of current and prior mortgage history paid 0x30 per credit report.

5/27/15 - Received response from lender of: "Credit Score Disclosure". Attached is system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out. 2nd screenshot shows what disclosures where sent to borrower in (Init Disclosure).  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 3/30/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet (900079). Application date is 3/30/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  ** FACT 0002 Exception Cleared.

5/27/15 - Received response from lender of: "Credit Score Disclosure". Attached is system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out. 2nd screenshot shows what disclosures where sent to borrower in (Init Disclosure).  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 3/30/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet (900079). Application date is 3/30/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  ** FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
300010710	161861	05/22/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing 3rd Party verification of borrowers self employment. Verification to be from independent 3rd party and to confirm 24 months of self employment. All verifications to be dated prior to loan consummation date.
									09/16/2015
Excellent verified credit history - 755/748 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1990. ; Excellent verified housing payment history - 254 months of current and prior mortgage history paid 0x30 per credit report.
											5/27/15 - Received a copy of four page AZ Corporation Commission printout dated 5/13/2015 to confirm self employment. Confirms incorporation date of 10/14/1986. CRED 0006 Exception Cleared.	5/27/15 - Received a copy of four page AZ Corporation Commission printout dated 5/13/2015 to confirm self employment. Confirms incorporation date of 10/14/1986. CRED 0006 Exception Cleared.	Funded	A	A	A	A	A
300010710	161862	05/22/2015	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing signed 4506T for borrower self employment business. Missing 2 years of business transcripts. Two years tax returns were provided. Unable to confirm tax returns pending review of transcripts.	09/16/2015
Excellent verified credit history - 755/748 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1990. ; Excellent verified housing payment history - 254 months of current and prior mortgage history paid 0x30 per credit report.
											5/28/15 - Received signed 4506T for self employment business. Exception Cleared. 2 years of business transcripts cleared as it is not required per lender guidelines. CRED 0091 Exception Cleared.	5/28/15 - Received signed 4506T for self employment business. Exception Cleared. 2 years of business transcripts cleared as it is not required per lender guidelines. CRED 0091 Exception Cleared.	Funded	A	A	A	A	A
300010710	161868	05/22/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Total reserves required of $71,167.50.  Verified reserves of $57,825.49 verified without 401K/retirement funds. Missing Terms of Withdrawal for borrower 401K (pg 423) account. Borrower has insufficient reserves without Terms of Withdrawal on 401K.
									09/16/2015
Excellent verified credit history - 755/748 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1990. ; Excellent verified housing payment history - 254 months of current and prior mortgage history paid 0x30 per credit report.

5/26/15 - Received response from lender of "401K Terms". Attached is a 9-page document that reflects evidence of borrower 401K plan with a balance of $127,458.90 as of 3/30/2015.  Pages 1 and 2 reflect withdrawal limitations reflecting income tax consequences, but no evidence is listed that withdrawal is not allowed.  Confirmed that borrower has withdrawal capabilities on 401K account.  CRED 0083 Exception Cleared.

5/26/15 - Received response from lender of "401K Terms". Attached is a 9-page document that reflects evidence of borrower 401K plan with a balance of $127,458.90 as of 3/30/2015.  Pages 1 and 2 reflect withdrawal limitations reflecting income tax consequences, but no evidence is listed that withdrawal is not allowed.  Confirmed that borrower has withdrawal capabilities on 401K account.  CRED 0083 Exception Cleared.
													Funded	A	A	A	A	A
300010710	161887	05/22/2015	Credit	Credit Documentation is Insufficient	CRED 0093	2	Acknowledged
Installment debt with payment of $1205 (account #5047) is shown on final 1003 as Paid in Full (pg 480) and omitted from DTI. Credit report (pg 112) reflects this account as Paid, however with an outstanding balance of $10,699. Missing credit report update reflecting debt with account #5047 with a $0 outstanding balance.

Excellent verified credit history - 755/748 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1990. ; Excellent verified housing payment history - 254 months of current and prior mortgage history paid 0x30 per credit report.

5/26/15 - Received a single page credit supplement dated 4/24/2015 (Note date is 5/14/15) that reflects account ending in #4637 with an increased balance of 20,511 and reduced payment to $462 that matches to the debt reflected on the final 1003. ** No Exception Cleared, missing is evidence that account ending in #5027 is paid in full as indicated on final 1003 and per original exception.  Account numbers both reflected on credit report in file (pg. 112).  Supplement provided does not reflect this account ending in #5047.  CRED 0093 Exception Remains.;
5/29/15 - Received response from lender of: "Supplement showing acct 5047 has $0 balance:, Attached is a single page credit supplement completed on 05/29/15 and reflects an auto loan ending in 5047 has been paid in full and closed, however, credit supplement is dated post consummation date. Credit supplement is post-funding dated on and in violation of Appendix Q, section 1026.43 (e) (2) (vi). Documentation used to render loan approval and qualification must be dated on or before the Note-signature date. CRED 0093 Exception Remains.;
 6/10/15 - Received rebuttal from lender of: "The underwriter must include the following when computing the debt to income ratios for recurring obligations:  Monthly housing expense; and Additional recurring charges extended ten months or more (e.g. payments on installment account, child support, separate maintenance, revolving accounts and alimony). When considering liabilities/recurring obligations: Installment debt with less than 10 months remaining must be included as a debt if the monthly installments affect the borrower's ability to pay the mortgage during the months immediately after loan closing, especially if the borrower will have limited or no cash assets after loan closing. The loan in question is an auto loan with less than 10 payments remaining (8). After close the borrowers have $91K in reserves above and beyond the required PITIA reserves. This meets the above for requirement for excluding the debt." Exception overridden to EV2 level. Account in question is an auto loan ending in #5047. Final 1003 reflects account is paid in full which is supported by a post consummation dated credit report. Auto loan has less than 10 months to pay prior to consummation as evidenced by credit report in file, thus account is not required to be included in qualifying. CRED 0093 Exception Overridden to EV2 level due to mitigated risk factors.

Mitigated Risk: 6/10/15 - Received rebuttal from lender of: "The underwriter must include the following when computing the debt to income ratios for recurring obligations:  Monthly housing expense; and Additional recurring charges extended ten months or more (e.g. payments on installment account, child support, separate maintenance, revolving accounts and alimony). When considering liabilities/recurring obligations: Installment debt with less than 10 months remaining must be included as a debt if the monthly installments affect the borrower's ability to pay the mortgage during the months immediately after loan closing, especially if the borrower will have limited or no cash assets after loan closing. The loan in question is an auto loan with less than 10 payments remaining (8). After close the borrowers have $91K in reserves above and beyond the required PITIA reserves. This meets the above for requirement for excluding the debt." Exception overridden to EV2 level. Account in question is an auto loan ending in #5047. Final 1003 reflects account is paid in full which is supported by a post consummation dated credit report. Auto loan has less than 10 months to pay prior to consummation as evidenced by credit report in file, thus account is not required to be included in qualifying. CRED 0093 Exception Overridden to EV2 level due to mitigated risk factors.
													Funded	B	B	B	B	B
300010710	161906	05/22/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Borrower is reporting as self employed per final 1003 (pg 479). All income tax documents in file are in the name of self employment with the exception of YTD summary (pg 271) and P&L and Balance Sheet (pg 405) which are in a different name.  LOE from borrower (pg 237) states business DBA name is this different name, however nothing in file verifies the connection between self employment and the DBA name.  Missing CPA verification or copy of legal DBA filing verifying the DBA is same as the self employment.  If no connection is verified, the P&L/Balance Sheet documents in file cannot be used to meet Appendix Q requirements for income from the self employment.
									09/16/2015
Excellent verified credit history - 755/748 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1990. ; Excellent verified housing payment history - 254 months of current and prior mortgage history paid 0x30 per credit report.

5/27/15 - Received response from lender of: "verification of DBA".  Attached is a copy of the AZ Dept of Revenue License and Registration to reflect it is issued to borrowers self employment name in AZ for the location number 001 for the DBA business located at the same address, which confirms business is a DBA. CRED 0007 Exception Cleared.

5/27/15 - Received response from lender of: "verification of DBA".  Attached is a copy of the AZ Dept of Revenue License and Registration to reflect it is issued to borrowers self employment name in AZ for the location number 001 for the DBA business located at the same address, which confirms business is a DBA. CRED 0007 Exception Cleared.
													Funded	A	A	A	A	A
300015594	162544	05/26/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/16/2015
Low DTI - Low DTI of 19.49% on fully documented file. Program guidelines allow to 43%; Excellent verified credit history - 807 qualifying score. Program guidelines require a 720 Score. No derogatory credit. Credit file dates back to 8/1989. ; Substantial verified reserves - Verified assets of $130651.21 (34.51 mos) after closing. 12 months required per guidelines.

6/22/15 - Received response from lender of: "This is a copy of the original Recorded DOT that is why it says unofficial". Attached is a complete unofficial copy of the recorded Deed of Trust. County recordation date 5/22/2015. ** Confirmed borrower name, loan amount, subject property address, and APN. Recorded copy of the DOT confirms recording is complete ** DEED 0049 Exception Cleared.

6/22/15 - Received response from lender of: "This is a copy of the original Recorded DOT that is why it says unofficial". Attached is a complete unofficial copy of the recorded Deed of Trust. County recordation date 5/22/2015. ** Confirmed borrower name, loan amount, subject property address, and APN. Recorded copy of the DOT confirms recording is complete ** DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300015594	162552	05/26/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $975,000 is supported. No post closing CDA provided.	09/16/2015
Low DTI - Low DTI of 19.49% on fully documented file. Program guidelines allow to 43%; Excellent verified credit history - 807 qualifying score. Program guidelines require a 720 Score. No derogatory credit. Credit file dates back to 8/1989. ; Substantial verified reserves - Verified assets of $130651.21 (34.51 mos) after closing. 12 months required per guidelines.

6/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $975,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APN confirmed. APPR 0040 Exception Cleared.

6/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $975,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APN confirmed. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300015594	162557	05/26/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 63) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.
									09/16/2015
Low DTI - Low DTI of 19.49% on fully documented file. Program guidelines allow to 43%; Excellent verified credit history - 807 qualifying score. Program guidelines require a 720 Score. No derogatory credit. Credit file dates back to 8/1989. ; Substantial verified reserves - Verified assets of $130651.21 (34.51 mos) after closing. 12 months required per guidelines.

6/22/15 - Received response from lender of: "ROR". Attached is a copy of the borrower executed H9 Right of Rescission form dated 6/8/15 with ROR expiration on 6/11/15. ** No exception cleared. ROR form executed by the non-borrowing spouse was not provided. ** ROR 0011 Exception Remains.;
7/6/15 - Received response from lender of: "Rescission with both parties initials". Attached is a copy of the ROR H-9 form that was initialed by both borrower and non-borrowing spouse on 6/8/15 with ROR expiration on 6/11/15. ** Lender re-opened rescission to cure. The following additional items are required to cure: Copy of cover letter to title holders addressing issue and evidence of overnight delivery with tracking information so that confirmation of receipt to the title holders can be ascertained.  ** ROR 0011 Exception Remains.
7/10/15 - Received response from lender of: "Letter". Attached is a copy of the cover letter addressed to borrower and non-borrowing spouse on lender letterhead dated 6/8/15 stating: "Please find attached a new Notice of Right to Cancel H-9 From that needs to be initialed by both of you. It seems that the form got updated. Can both of you please initial the form and then send it back to us, that would be greatly appreciated and sorry for the inconvenience". ** No exception cleared.  Lender re-opened rescission to cure using Notice of Right to Cancel H-9 form. Missing evidence of overnight delivery with shipment tracking to evidence proof of delivery for cover letter and corrected ROR H-9 form. ROR 0011 Exception Remains.;
7/21/15 - Received response from lender of: "This loan is a limited- cash-out refinance of a primary residence located in the State of Colorado. Per the independent third party auditor, an H9 form should have been used to complete the rescission on the transaction. Based on a call and collaboration meeting with the senior leadership of the third party audit firm, the client disclosed that Colorado, along with several other states have not taken a stance on whether it is REQUIRED to use an H9 form, therefore the H8 form is considered acceptable. Since this loan closed with the H8 and then went so far as to re-open rescission to accommodate the H9 form that was not required, please remove this finding for tracking information as the file contains all necessary documentation to render the loan compliant". ** Lender reopened rescission period with H9 form on 6/8/15. H9 ROR form initialed by borrower and non-borrowing spouse on 6/8/15 acknowledges receipt of notice. ROR deadline to cancel 6/11/15 has elapsed. No evidence provided that indicates borrower has exercised right to cancel. ROR 0011 Exception Cleared.

7/21/15 - Received response from lender of: "This loan is a limited- cash-out refinance of a primary residence located in the State of Colorado. Per the independent third party auditor, an H9 form should have been used to complete the rescission on the transaction. Based on a call and collaboration meeting with the senior leadership of the third party audit firm, the client disclosed that Colorado, along with several other states have not taken a stance on whether it is REQUIRED to use an H9 form, therefore the H8 form is considered acceptable. Since this loan closed with the H8 and then went so far as to re-open rescission to accommodate the H9 form that was not required, please remove this finding for tracking information as the file contains all necessary documentation to render the loan compliant". ** Lender reopened rescission period with H9 form on 6/8/15. H9 ROR form initialed by borrower and non-borrowing spouse on 6/8/15 acknowledges receipt of notice. ROR deadline to cancel 6/11/15 has elapsed. No evidence provided that indicates borrower has exercised right to cancel. ROR 0011 Exception Cleared.
													Funded	A	A	A	A	A
300015594	162601	05/27/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	06/23/2015
Low DTI - Low DTI of 19.49% on fully documented file. Program guidelines allow to 43%; Excellent verified credit history - 807 qualifying score. Program guidelines require a 720 Score. No derogatory credit. Credit file dates back to 8/1989. ; Substantial verified reserves - Verified assets of $130651.21 (34.51 mos) after closing. 12 months required per guidelines.

6/22/15 - Received response from lender of: "Fraud Guard". Attached is a copy of the fraud report dated 3/2/15. All High Risk alerts were initialed by the lender.  ** Documentation to address alerts were located in the loan file and 3rd party desk review received post close clears all property value alerts, thus alerts satisfactorily addressed ** CRED 0089 Exception Cleared.

6/22/15 - Received response from lender of: "Fraud Guard". Attached is a copy of the fraud report dated 3/2/15. All High Risk alerts were initialed by the lender.  ** Documentation to address alerts were located in the loan file and 3rd party desk review received post close clears all property value alerts, thus alerts satisfactorily addressed ** CRED 0089 Exception Cleared.
													Funded	A	A	A	A	A
300013609	162737	05/27/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No Closing Instructions provided for review.
									09/16/2015
Excellent verified credit history - 786/803 qualifying scores. Program guidelines require 720. score. No derogatory credit. Credit file dates back to 4/1993. ; Excellent verified housing payment history - 151 months of current and previous mortgage history paid 0x30.

5/29/15 - Received response from lender of: "Electronically recorded DOT". Attached is an "unofficial" copy of the DOT. Unable to confirm APN number on the Mortgage Deed of Trust. Recorded copy of the Mortgage Deed of Trust should not reflect the 'unofficial' watermark. DEED 0049 Exception Remains.;
6/2/15 - Received response from lender of: "Recorded DOT - TX does not use APNs". APN is not reflected on title report (page 30) thus waived. Attached is a copy of Deed of Trust (13 pages total). First page reads "electronically recorded." Provide complete copy of recorded Deed of Trust particularly the last page which contains the recording information. Copy provided is incomplete. DEED 0049 Exception Remains.;
 6/12/15 - Received a copy of the executed recorded Mortgage Deed of Trust with legal description and Rider (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Previously received response from lender of: "TX does not use APNs". APN is not reflected on title report (page 30) thus waived. Legal description matches. DEED 0049 Exception Cleared.

6/12/15 - Received a copy of the executed recorded Mortgage Deed of Trust with legal description and Rider (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Previously received response from lender of: "Texas does not use APNs". APN is not reflected on title report (page 30) thus waived. Legal description matches. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300013609	162738	05/27/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $890,000 is supported. No post closing CDA provided.	09/16/2015
Excellent verified credit history - 786/803 qualifying scores. Program guidelines require 720. score. No derogatory credit. Credit file dates back to 4/1993. ; Excellent verified housing payment history - 151 months of current and previous mortgage history paid 0x30.

5/29/15 - Received screen print out of e-mail correspondence with Investor registration reflecting Appraisal is Supported. No exception cleared pending receipt of 3rd party CDA review. APPR 0040 Exception Remains.;
 6/2/15 - Received 3rd Party Desk Review via secure e-mail that reflects original appraisal value of $890,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

6/2/15 - Received 3rd Party Desk Review via secure e-mail that reflects original appraisal value of $890,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300013609	162742	05/27/2015	Property	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	09/16/2015
Excellent verified credit history - 786/803 qualifying scores. Program guidelines require 720. score. No derogatory credit. Credit file dates back to 4/1993. ; Excellent verified housing payment history - 151 months of current and previous mortgage history paid 0x30.

6/2/15 - Lender presented a letter on letterhead executed that states they do not have any affiliations. Please include position of the officer who signed the letter. COMP 0010 Exception Remains.;
 6/9/15 - Lender presented a letter on letterhead executed and reflecting officer designation as VP that states they do not have any affiliations. COMP 0010 Exception Cleared.
												6/9/15 - Lender presented a letter on letterhead executed and reflecting officer designation as VP that states they do not have any affiliations. COMP 0010 Exception Cleared.	Funded	A	A	A	A	A
300013609	162743	05/27/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	06/02/2015
Excellent verified credit history - 786/803 qualifying scores. Program guidelines require 720. score. No derogatory credit. Credit file dates back to 4/1993. ; Excellent verified housing payment history - 151 months of current and previous mortgage history paid 0x30.

6/1/15 - Received copy of HUD Settlement Cost Booklet time stamped 04/15/15. Date serves as an evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date of 04/14/15. COMP 0038 Exception Cleared.

6/1/15 - Received copy of HUD Settlement Cost Booklet time stamped 04/15/15. Date serves as an evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date of 04/14/15. COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300013609	162755	05/27/2015	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Comp distances range from .17 miles to 4.05 miles from subject. 4 of 5 comps are distant at 1.74-4.05 miles away in what appraiser deems a suburban area. Comp 5 is dated but is located on the same street as the subject and is the only Comp within 1 mile guideline. Comp 2 is located in nearby city to the subject.  Appraiser states that homes on acreage tracts are generally further apart than typical.
									06/02/2015
Excellent verified credit history - 786/803 qualifying scores. Program guidelines require 720. score. No derogatory credit. Credit file dates back to 4/1993. ; Excellent verified housing payment history - 151 months of current and previous mortgage history paid 0x30.

5/29/15 - Received response from lender of: "The appraisal was reviewed and the property and value accepted by the Investor.  Please remove." No exception cleared pending receipt of copy of 3rd party CDA review. APPR 0007 Exception Remains.;
 6/2/15 - Received 3rd Party Desk Review via secure e-mail that reflects original appraisal value of $890,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0007 Exception Cleared.

6/2/15 - Received 3rd Party Desk Review via secure e-mail that reflects original appraisal value of $890,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0007 Exception Cleared.
													Funded	A	A	A	A	A
300013609	162757	05/27/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	06/02/2015
Excellent verified credit history - 786/803 qualifying scores. Program guidelines require 720. score. No derogatory credit. Credit file dates back to 4/1993. ; Excellent verified housing payment history - 151 months of current and previous mortgage history paid 0x30.
											6/1/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed along with supporting documents (70 pages total). CRED 0089 Exception Cleared.	6/1/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed along with supporting documents (70 pages total). CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300013609	162765	05/27/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Borrower is qualifying with projected income from future job scheduled to start on 6/1/2015. Projected income and employment verified with written VOE (pg 150) and signed offer letter (pg 152). Per Appendix Q, projected income from new job is allowed for qualifying if certain conditions are met. Borrower meets all of the requirements except for the "guaranteed non-revocable contract for employment".  Written VOE (pg 150) states that there are no further contingencies to borrowers employment, however no evidence provided that borrower received a non-revocable contract as required by Appendix Q.
									09/16/2015
Excellent verified credit history - 786/803 qualifying scores. Program guidelines require 720. score. No derogatory credit. Credit file dates back to 4/1993. ; Excellent verified housing payment history - 151 months of current and previous mortgage history paid 0x30.

6/2/15 - Received Lender's Certification which states: "Per new employer Benefits Manager, no employment contract is ever provided to any employee or potential employees. However, an Offer Agreement with salary, benefits, and start dates are provided. A new VOE for Borrower was provided showing that borrower has indeed started their new job.  Employer can be reached by phone or by email. Please see attached Offer Agreement and updated VOE. Attached is Offer Letter which was provided in original file and Written VOE for borrower's new job.  WVOE reflects start date and income which matches income used to qualify. Remarks from Benefits Manager on Written VOE reads: "Borrowers first check will be paid on June 15, 2015. He did start work on today, Monday, June 1st, 2015." New job start date is within 60 days of loan closing which meets Appendix Q requirement. CRED 0082 Exception Cleared.

6/2/15 - Received Lender's Certification which states: "Per new employer Benefits Manager, no employment contract is ever provided to any employee or potential employees. However, an Offer Agreement with salary, benefits, and start dates are provided. A new VOE for Borrower was provided showing that borrower has indeed started their new job.  Employer can be reached by phone or by email. Please see attached Offer Agreement and updated VOE. Attached is Offer Letter which was provided in original file and Written VOE for borrower's new job.  WVOE reflects start date and income which matches income used to qualify. Remarks from Benefits Manager on Written VOE reads: "Borrowers first check will be paid on June 15, 2015. He did start work on today, Monday, June 1st, 2015." New job start date is within 60 days of loan closing which meets Appendix Q requirement. CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300013609	162768	05/27/2015	Credit	Asset Documentation is Insufficient	CRED 0083	2	Acknowledged	Bank statement in file (pg 125) is deficient as it covers only the period from 5/11/2015 to 5/14/2015. Missing 2 months of consecutive statements from the Bank, on account ending in #0457.
Excellent verified credit history - 786/803 qualifying scores. Program guidelines require 720. score. No derogatory credit. Credit file dates back to 4/1993. ; Excellent verified housing payment history - 151 months of current and previous mortgage history paid 0x30.

6/2/15 - Received response from lender of: "Statement - Account opened 04/20/2015." Received Bank statement covering period from 04/20/2015 to 5/14/2015 (one month only). Statement reflects two large deposits on 05/11/15 of $50,000 and $150,000. $150,000 are Gift Funds which are sourced (pg 126). Source of $50,000  funds large deposit on 5/11/2015 (pg 127) is from payout of borrowers withdrawal from partnership with prior employer. Withdrawal agreement (pg 128) confirms first payment of $75,000 deposited into a different bank then transferred $50,000 to subject statement bank. Exception Overridden to EV2 level due to mitigated risk factors. $200,000 account balance used for reserves and closing costs sourced. CRED 0083 Exception Overridden to EV2 level.

Mitigated Risk: 6/2/15 - Received response from lender of: "Statement - Account opened 04/20/2015." Received Bank statement covering period from 04/20/2015 to 5/14/2015 (one month only). Statement reflects two large deposits on 05/11/15 of $50,000 and $150,000. $150,000 are Gift Funds which are sourced (pg 126). Source of $50,000  funds large deposit on 5/11/2015 (pg 127) is from payout of borrowers withdrawal from partnership with prior employer. Withdrawal agreement (pg 128) confirms first payment of $75,000 deposited into a different bank then transferred $50,000 to subject statement bank. Exception Overridden to EV2 level due to mitigated risk factors. $200,000 account balance used for reserves and closing costs sourced. CRED 0083 Exception Overridden to EV2 level.
													Funded	B	B	B	B	B
300013609	162893	05/28/2015	Credit	Insufficient verified reserves	CRED 0100	1	Closed
Reserves of 12 months PITI on subject ($57,551.88) plus 6 months on retained property ($17,976.24) for a total of $75,528.12. Sufficient reserves are verified in 401k (pg 138), however Terms of Withdrawal are missing. Terms of Withdrawal for 401k from prior employer are required to meet lender reserve requirements.
									06/25/2015
Excellent verified credit history - 786/803 qualifying scores. Program guidelines require 720. score. No derogatory credit. Credit file dates back to 4/1993. ; Excellent verified housing payment history - 151 months of current and previous mortgage history paid 0x30.

6/25/15 - Received response from lender of: "Based on collaboration with the third party audit firm and the client it was determined that if 401K funds are used for reserves and not for funds to complete the subject transaction and only 60% of the funds were used for reserves, terms of withdraw specific to the borrower are not necessary and suspense item would be removed." Agree. Reserves of 12 months PITI on subject ($57,551.88) plus 6 months on retained property ($17,976.24) for a total of $75,528.12 met as sufficient reserves are verified in 401k. Terms of withdrawal not required due to only using funds for reserves. CRED 0010 Exception Cleared.

6/25/15 - Received response from lender of: "Based on collaboration with the third party audit firm and the client it was determined that if 401K funds are used for reserves and not for funds to complete the subject transaction and only 60% of the funds were used for reserves, terms of withdraw specific to the borrower are not necessary and suspense item would be removed." Agree. Reserves of 12 months PITI on subject ($57,551.88) plus 6 months on retained property ($17,976.24) for a total of $75,528.12 met as sufficient reserves are verified in 401k. Terms of withdrawal not required due to only using funds for reserves. CRED 0010 Exception Cleared.
													Funded	A	A	A	A	A
300013609	162894	05/28/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing 3rd party verification of borrowers prior employment. Web printout (pg 156) is not sufficient. Verification to cover 24 months or more and be dated prior to loan consummation date.	09/16/2015
Excellent verified credit history - 786/803 qualifying scores. Program guidelines require 720. score. No derogatory credit. Credit file dates back to 4/1993. ; Excellent verified housing payment history - 151 months of current and previous mortgage history paid 0x30.
											6/2/15 - Received verification of borrowers prior employment dated prior to consummation. Over 24 months of employment history verified. CRED 0007 Exception Cleared.	6/2/15 - Received verification of borrowers prior employment dated prior to consummation. Over 24 months of employment history verified. CRED 0007 Exception Cleared.	Funded	A	A	A	A	A
300013609	162898	05/28/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
Borrowers 2014 and 2013 tax returns provided for income verification are not complete (pgs 157-176). 2014 and 2013 schedules reference additional data was provided on Attached Statements (pg 159 and 172). These statements were not provided. All tax returns provided for qualifying must be complete with all schedules and attachments.
									06/05/2015
Excellent verified credit history - 786/803 qualifying scores. Program guidelines require 720. score. No derogatory credit. Credit file dates back to 4/1993. ; Excellent verified housing payment history - 151 months of current and previous mortgage history paid 0x30.
											6/4/15 - Received complete copy with all schedules/attachments 2014 1040 and 2013 1040 and 2013 1040X. 2013 Amended return filed per 2013 tax transcripts (pg 188). CRED 0087 Exception Cleared.	6/4/15 - Received complete copy with all schedules/attachments 2014 1040 and 2013 1040 and 2013 1040X. 2013 Amended return filed per 2013 tax transcripts (pg 188). CRED 0087 Exception Cleared.	Funded	A	A	A	A	A
300013180	162869	05/28/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	1008 in file (pg 266) is not signed or dated. No other lender approval in file. No lender approval with underwriting conditions provided. Unable to determine loan approval date.	08/19/2015
Excellent verified credit history - Middle Credit Scores 800/798 with minimum of 720 required. Oldest tradeline 1987 with no history of delinquency (pg 291-CBR dated 4/6/2015).; Low DTI - Review DTI 16.77% is well within program max of 40%.

6/2/15 - Received response from lender of: "1008 digitally signed and dated at bottom of page." Attached is an underwriter electronically signed 1008 reflecting a date of 04/23/15. DTI is 16.777% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.

6/2/15 - Received response from lender of: "1008 digitally signed and dated at bottom of page." Attached is an underwriter electronically signed 1008 reflecting a date of 04/23/15. DTI is 16.777% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.
													Funded	A	A	A	A	A
300013180	162976	05/29/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $754,000 is supported. No post closing CDA provided.	09/16/2015
Excellent verified credit history - Middle Credit Scores 800/798 with minimum of 720 required. Oldest tradeline 1987 with no history of delinquency (pg 291-CBR dated 4/6/2015).; Low DTI - Review DTI 16.77% is well within program max of 40%.

6/2/15 - Received screen print out of e-mail correspondence with Investor registration reflecting  Appraisal is supported. Exception cleared based on received 3rd Party Desk Review that reflects original appraisal value of $754,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
 6/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $754,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APN confirmed. 0040 Exception Cleared.

6/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $754,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APN confirmed. 0040 Exception Cleared.
													Funded	A	A	A	A	A
300013180	162979	05/29/2015	Property	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	09/16/2015
Excellent verified credit history - Middle Credit Scores 800/798 with minimum of 720 required. Oldest tradeline 1987 with no history of delinquency (pg 291-CBR dated 4/6/2015).; Low DTI - Review DTI 16.77% is well within program max of 40%.
											6/2/15 - Lender presented a letter on letterhead executed by AVP/Operations Manager that states they do not have any affiliations. COMP 0010 Exception Cleared.	6/2/15 - Lender presented a letter on letterhead executed by AVP/Operations Manager that states they do not have any affiliations. COMP 0010 Exception Cleared.	Funded	A	A	A	A	A
300013180	163092	06/01/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/03/2015
Excellent verified credit history - Middle Credit Scores 800/798 with minimum of 720 required. Oldest tradeline 1987 with no history of delinquency (pg 291-CBR dated 4/6/2015).; Low DTI - Review DTI 16.77% is well within program max of 40%.

6/2/15 - Received Master Closing Instructions for lender. Instructions reflect (pg. 23) under section 15.7 that documents to be recorded in this transaction must be presented to the county clerk which includes the Deed of Trust with any Riders. ** Confirms evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Cleared.

6/2/15 - Received Master Closing Instructions for lender, First Bank. Instructions reflect (pg. 23) under section 15.7 that documents to be recorded in this transaction must be presented to the county clerk which includes the Deed of Trust with any Riders. ** Confirms evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300013588	163086	06/01/2015	Compliance	Missing Legal Description on Mortgage/DOT	DEED 0021	1	Closed	Legal description on the Deed of Trust does not provide the APN for the subject property (pg 43). DOT (pg 45) Parcel ID Number section was not completed.	06/05/2015
Excellent verified credit history - Middle credit scores 800/795 (Program Minimum 720).  Credit established  with no history of delinquency. ; Low DTI - DTI of 33.56% on fully documented file. DTI within the program max of 40%.; Substantial verified reserves - Post closing reserves $141,791.03. 36 months of verified PITI.  12 months PITI reserve requirement satisfied. All lender reserve requirements were met.

6/4/2015 - Received response from lender of: "DOT with APN and PIN and letter of intent to correct and re-record". Attached is a memo on company letterhead dated 6/4/2015 from Sandra Haskins of Bank of Oklahoma that states: Please allow this to serve as letter of intent to correct and re-record the DOT.  DOT did not include the PIN and APN #.  Once the original documents are received from the county, we will correct as attached and re-record".  Included is a copy of the unrecorded DOT that was amended to include: APN 161348714 and Parcel ID Number 05144-21-016-000. ** DEED 0021 Exception Cleared.;

6/4/2015 - Received response from lender of: "DOT with APN and PIN and letter of intent to correct and re-record". Attached is a memo on company letterhead dated 6/4/2015 from Sandra Haskins of Bank of Oklahoma that states: Please allow this to serve as letter of intent to correct and re-record the DOT.  DOT did not include the PIN and APN #.  Once the original documents are received from the county, we will correct as attached and re-record".  Included is a copy of the unrecorded DOT that was amended to include: APN 161348714 and Parcel ID Number 05144-21-016-000. ** DEED 0021 Exception Cleared.;
													Funded	A	A	A	A	A
300013588	163147	06/01/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrowers were provided a Notice to Home Loan Applicant.	09/16/2015
Excellent verified credit history - Middle credit scores 800/795 (Program Minimum 720).  Credit established  with no history of delinquency. ; Low DTI - DTI of 33.56% on fully documented file. DTI within the program max of 40%.; Substantial verified reserves - Post closing reserves $141,791.03. 36 months of verified PITI.  12 months PITI reserve requirement satisfied. All lender reserve requirements were met.

6/4/2015 - Received response from lender of: "LOE". Attached is a memo on company letterhead a that states:  Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. ** FACT 0001 Exception Cleared.

6/4/2015 - Received response from lender of: "LOE". Attached is a memo on company letterhead a that states:  Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. ** FACT 0001 Exception Cleared.
													Funded	A	A	A	A	A
300013588	163148	06/01/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrowers were provided the Right to Receive Credit Scores.	06/05/2015
Excellent verified credit history - Middle credit scores 800/795 (Program Minimum 720).  Credit established  with no history of delinquency. ; Low DTI - DTI of 33.56% on fully documented file. DTI within the program max of 40%.; Substantial verified reserves - Post closing reserves $141,791.03. 36 months of verified PITI.  12 months PITI reserve requirement satisfied. All lender reserve requirements were met.

6/4/2015 - Received response from lender of: "Disclosure is attached, along with system print history to show the disclosure was provided on 4/15/15". Attached is a Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #4-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail. Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 04/15/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #10 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #4 of Initial Disclosures. Application date is 4/13/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.

6/4/2015 - Received response from lender of: "Disclosure is attached, along with system print history to show the disclosure was provided on 4/15/15". Attached is a Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #4-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail. Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 04/15/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #10 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #4 of Initial Disclosures. Application date is 4/13/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
300013588	163232	06/02/2015	Credit	Missing Initial 1003 Application	APP 0003	1	Closed	Missing the Initial 1003/Application, unable to confirm initial application date.	09/16/2015
Excellent verified credit history - Middle credit scores 800/795 (Program Minimum 720).  Credit established  with no history of delinquency. ; Low DTI - DTI of 33.56% on fully documented file. DTI within the program max of 40%.; Substantial verified reserves - Post closing reserves $141,791.03. 36 months of verified PITI.  12 months PITI reserve requirement satisfied. All lender reserve requirements were met.

6/4/2015 - Received response from lender of: "Initial 1003".  Attached is the 1003 Uniform Residential Loan Application dated and executed . Application date corresponds with credit report date of 4/13/2015 (pg 99). ** APP 0003 Exception Cleared.

6/4/2015 - Received response from lender of: "Initial 1003".  Attached is the 1003 Uniform Residential Loan Application dated and executed . Application date corresponds with credit report date of 4/13/2015 (pg 99). ** APP 0003 Exception Cleared.
													Funded	A	A	A	A	A
300013588	163332	06/04/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	6/2/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $900,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	06/05/2015
Excellent verified credit history - Middle credit scores 800/795 (Program Minimum 720).  Credit established  with no history of delinquency. ; Low DTI - DTI of 33.56% on fully documented file. DTI within the program max of 40%.; Substantial verified reserves - Post closing reserves $141,791.03. 36 months of verified PITI.  12 months PITI reserve requirement satisfied. All lender reserve requirements were met.

6/2/2015  - Received 3rd Party Desk Review that reflects original appraisal value of $900,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** PROP 0014 Exception Cleared.
													Funded	A	A	A	A	A
300007877	163095	06/01/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $750,000 is supported. No post closing CDA provided.	09/16/2015
Substantial verified reserves - Post closing reserves of $1,333,085.91. 375 months of PITI reserves are verified. Per guidelines, 12 months PITI on primary and 6 months PITI on REO required. All lender reserve requirements are met. ; Low DTI - DTI of 29.67% on fully documented file. Max DTI of 43% is allowed.
											6/1/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $750,00 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	6/1/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $750,00 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300007877	163096	06/01/2015	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed
Missing copy of Appraisal Invoice reflecting detail of $325 Appraisal Fee and Appraisal Review Fee of $112.50. All invoices in file from Appraisal are for Appraisal Update, (pg. 41,317). Unable to confirm no appraisal review fee was invoiced.
									09/16/2015
Substantial verified reserves - Post closing reserves of $1,333,085.91. 375 months of PITI reserves are verified. Per guidelines, 12 months PITI on primary and 6 months PITI on REO required. All lender reserve requirements are met. ; Low DTI - DTI of 29.67% on fully documented file. Max DTI of 43% is allowed.

6/2/2015 - Received  invoices showing Appraiser Fee of $325 and Retained Fees of $2.50 and $110. Retained Fee totaling $112.50 was improperly labeled on HUD, but does not cause any material concern. APPR 0041 Exception Cleared.

6/2/2015 - Received  invoices showing Appraiser Fee of $325 and Retained Fees of $2.50 and $110. Retained Fee totaling $112.50 was improperly labeled on HUD, but does not cause any material concern. APPR 0041 Exception Cleared. - Client: 6/2/2015 - Received Service Link invoices showing Appraiser Fee of $325 and Retained Fees of $2.50 and $110. Retained Fee totaling $112.50 was improperly labeled on HUD, but does not cause any material concern. APPR 0041 Exception Cleared.
													Funded	A	A	A	A	A
300007877	163098	06/01/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 89) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.
									06/29/2015
Substantial verified reserves - Post closing reserves of $1,333,085.91. 375 months of PITI reserves are verified. Per guidelines, 12 months PITI on primary and 6 months PITI on REO required. All lender reserve requirements are met. ; Low DTI - DTI of 29.67% on fully documented file. Max DTI of 43% is allowed.

6/9/15 - Received the following: 1) A copy of the revised ROR for title holder on the property 2) A copy of a cover letter to the title holder addressing the issue 3) Evidence of overnight delivery with tracking information. UPS Next Day Air Label reflects document is being shipped to Shaylynn King of BOKF CSBT Downtown, 1600 Broadway Denver CO. New ROR transaction date of 05/20/15 and ROR rescission expiration of 05/23/15. ROR 0011 Exception partially cleared as ROR expiration date has passed with no evidence transaction was rescinded. Missing is evidence of overnight  delivery to the borrower with tracking information so that confirmation of receipt to the title holder can be ascertained. Unable to ascertain borrower receipt of document. ROR 0011 Exception Remains.;
6/10/15 - Received response from lender of: "there is a copy of the overnight label with tracking information and a return label with tracking. I don't understand what else is needed to clear the exception." No exception cleared. UPS Next Day Air Label reflects document is being shipped to Shaylynn King of BOKF CSBT Downtown, 1600 Broadway Denver CO which is not the borrower. Additionally, address being shipped to is not the borrower's address. Unable to ascertain borrower receipt of document. ROR 0011 Exception Remains.;
6/15/15 - Received lender response of: "confirmation borrower rec right to cancel document". Lender attached the following: 1) A copy of a cover letter to the title holder addressing the issue 2) Evidence of overnight delivery with tracking information and evidence of overnight delivery to the borrower. 3) A copy of the revised ROR for title holder on the property. NO exception cleared. After careful review, it has been determined that although the new ROR is in H9 form, rescission was not re-opened based on reflected transaction date of 05/20/15 and ROR expiration date of 05/23/15. These are the same dates as the original ROR in H8 form (pg 89). The cure is to re-open the Rescission on the correct form with a new disclosed ROR Expiration. Letter and new ROR must be presented to all title holders with evidence that title holders have 3 full business days to rescind after proof of receipt. Please note the evidence necessary to cure the exception should again include the following:
- A copy of the revised ROR(s) for each title holder on the property with new ROR expiration
- A copy of a cover letter to the title holder(s) addressing the issue - Evidence of overnight delivery with tracking information so that confirmation of receipt to the title holder(s) can be ascertained
- Upon confirmation that 3  business days have lapsed after receipt of the revised ROR by the title holder(s), the exception can be cured (the new ROR Expiration date should match to this date) by presenting all evidence stated above. ROR 0011 Exception Remains.;
 6/26/15 - Received lender response of: "New ROR". Attached is a copy of the revised ROR in H9 form for title holder on the property with new signature date of 06/19/15 and new ROR expiration date of 06/23/15. Confirmation certificate confirming 3 business days have elapsed is signed by borrower and is dated 06/24/15. A copy of a cover letter to the title holder addressing the issue is provided along with evidence of overnight delivery with tracking information. Confirmed via USPS that document was delivered on 06/19/15. 3 business days have lapsed after receipt of the revised ROR by the title holder, thus exception is cleared. ROR 0011 Exception Cleared.

6/26/15 - Received lender response of: "New ROR". Attached is a copy of the revised ROR in H9 form for title holder on the property with new signature date of 06/19/15 and new ROR expiration date of 06/23/15. Confirmation certificate confirming 3 business days have elapsed is signed by borrower and is dated 06/24/15. A copy of a cover letter to the title holder addressing the issue is provided along with evidence of overnight delivery with tracking information. Confirmed via USPS that document was delivered on 06/19/15. 3 business days have lapsed after receipt of the revised ROR by the title holder, thus exception is cleared. ROR 0011 Exception Cleared.
													Funded	A	A	A	A	A
300007877	163101	06/01/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence the borrower received the Notice to Home Applicant disclosure within 3 business days of application.	06/04/2015
Substantial verified reserves - Post closing reserves of $1,333,085.91. 375 months of PITI reserves are verified. Per guidelines, 12 months PITI on primary and 6 months PITI on REO required. All lender reserve requirements are met. ; Low DTI - DTI of 29.67% on fully documented file. Max DTI of 43% is allowed.

6/2/2015 - Received response from lender of: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. FACT 0001 Exception Cleared.

6/2/2015 - Received response from lender of: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. FACT 0001 Exception Cleared.
													Funded	A	A	A	A	A
300007877	163102	06/01/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence the borrower received the Right to Receive Credit Scores disclosure within 3 business days of application.	06/04/2015
Substantial verified reserves - Post closing reserves of $1,333,085.91. 375 months of PITI reserves are verified. Per guidelines, 12 months PITI on primary and 6 months PITI on REO required. All lender reserve requirements are met. ; Low DTI - DTI of 29.67% on fully documented file. Max DTI of 43% is allowed.

6/2/2015 - Received response from lender of: "Disclosure and system print history to show it was sent electronically on 2/25/15". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #3-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower in each packet via e-mail.  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 2/25/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #10 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #3 of Initial Disclosures. Application date is 2/20/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.

6/2/2015 - Received response from lender of: "Disclosure and system print history to show it was sent electronically on 2/25/15". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #3-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail.  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 2/25/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #10 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #3 of Initial Disclosures. Application date is 2/20/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
300007877	163126	06/01/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Missing the most recent 30 day paystub. Paystub provided (pg 197) is dated 1/31/2015 and reflects borrower is paid monthly. Missing paystub dated with 4/30/2015 which would have been the most recent paystub. Loan closed on 5/20/2015.
									06/11/2015
Substantial verified reserves - Post closing reserves of $1,333,085.91. 375 months of PITI reserves are verified. Per guidelines, 12 months PITI on primary and 6 months PITI on REO required. All lender reserve requirements are met. ; Low DTI - DTI of 29.67% on fully documented file. Max DTI of 43% is allowed.

Reject 6/2/2015 - Received response from lender of: "4/30 Paystub".  Attached is a paystub for the borrower from the University of Colorado dated 4/30/2014. ** Missing paystub dated 4/30/2015 which would have been the most recent paystub. Loan closed on 5/20/2015. CRED 0082 Exception Remains.;
6/8/15 - Received response from lender of: "updated paystub". Document provided (2 pages total) is blank thus none reviewed. CRED 0082 Exception Remains.;
 6/10/15 - Received most recent 30 day paystub for pay period 04/01/15 to 04/30/15 with the same employer verified in file. Income used to qualify is supported. CRED 0082 Exception Cleared.
												6/10/15 - Received most recent 30 day paystub for pay period 04/01/15 to 04/30/15 with the same employer verified in file. Income used to qualify is supported. CRED 0082 Exception Cleared.	Funded	A	A	A	A	A
300007877	163156	06/01/2015	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Subject is Rate Term refinance of primary residence. Benefit to Borrower was not documented in the file. Missing Net Tangible Benefit disclosure signed by the borrower as required by State.	09/16/2015
Substantial verified reserves - Post closing reserves of $1,333,085.91. 375 months of PITI reserves are verified. Per guidelines, 12 months PITI on primary and 6 months PITI on REO required. All lender reserve requirements are met. ; Low DTI - DTI of 29.67% on fully documented file. Max DTI of 43% is allowed.

6/2/2015 - Received response from lender of: "While it is best practice to do so, banks are not subject to providing this form".  ** Agree, The state NTB rules requirement to provide a completed disclosure form does not appear to apply to a non-mortgage broker. The rule applies to "individuals required to be licensed" pursuant to certain sections of the state Revised Statutes. These sections discuss licensing requirements for mortgage loan originators, not non-mortgage brokers.  As a result, a non-mortgage broker, such as a bank, would not be subject to the state NTB rules.  NTB 0001 Exception Cleared.

6/2/2015 - Received response from lender of: "While it is best practice to do so, banks are not subject to providing this form".  ** Agree, The state NTB rules requirement to provide a completed disclosure form does not appear to apply to a non-mortgage broker. The rule applies to "individuals required to be licensed" pursuant to certain sections of the state Revised Statutes. These sections discuss licensing requirements for mortgage loan originators, not non-mortgage brokers.  As a result, a non-mortgage broker, such as a bank, would not be subject to the state NTB rules.  NTB 0001 Exception Cleared.
													Funded	A	A	A	A	A
300007877	163157	06/01/2015	Credit	LTV exception	CRED 0010	1	Closed
Subject LTV is 82.08% based on Note amount of $615,600 and appraisal value of $750,000. Per 1008 (pg 320) and form 1004D (pg 42) appraisal value was $769,500 which does not match original appraisal. Lender approved LTV of 80%. Review LTV is 82.08% which exceeds maximum LTV of 80% allowed per lender guidelines.
									06/04/2015
Substantial verified reserves - Post closing reserves of $1,333,085.91. 375 months of PITI reserves are verified. Per guidelines, 12 months PITI on primary and 6 months PITI on REO required. All lender reserve requirements are met. ; Low DTI - DTI of 29.67% on fully documented file. Max DTI of 43% is allowed.

6/2/2015 - Received response from lender of: "Appraisal reflecting value of $769,000".  Attached is an updated appraisal report dated 3/20/2015 with a signature date of 3/30/2015 providing an increased value of $769,500.  Original appraisal report dated 3/20/2015 with a signature date of 3/24/2015 provided a value of $750,000 (pg 1). Updated appraisal report value of $769,500 is supported by CDA dated 4/3/2015 that was received on 6/1/2015. LTV 80% is within guidelines based on a loan amount of $615,600 and increased appraised value $769,500. CRED 0010 Exception Cleared.

6/2/2015 - Received response from lender of: "Appraisal reflecting value of $769,000".  Attached is an updated appraisal report dated 3/20/2015 with a signature date of 3/30/2015 providing an increased value of $769,500.  Original appraisal report dated 3/20/2015 with a signature date of 3/24/2015 provided a value of $750,000 (pg 1). Updated appraisal report value of $769,500 is supported by CDA dated 4/3/2015 that was received on 6/1/2015. LTV 80% is within guidelines based on a loan amount of $615,600 and increased appraised value $769,500. CRED 0010 Exception Cleared.
													Funded	A	A	A	A	A
300007877	163158	06/01/2015	Property	Appraisal is Incomplete	APPR 0002	2	Acknowledged
Primary appraisal is dated 01/26/2015 and reflects a value of $750,000. (pg 1, 42). Final Inspection form (pg 42) for required repairs reflects an appraisal value of $769,500 which does not match original value. No explanation provided for discrepancy. ** 6/2/2015 - Exception Amendment: Received response from lender of: "Appraisal reflecting $769,000". Attachment of amended appraisal report dated 3/20/2015 with a signature date of 3/30/2015 provides an increased value of $769,500. No new comparables provided with adjustments made to condition and location only. No justification for amended appraisal noted. Amended appraisal report value of $769,500 is supported by CDA dated 4/3/2015 that was received on 6/1/2015.

Substantial verified reserves - Post closing reserves of $1,333,085.91. 375 months of PITI reserves are verified. Per guidelines, 12 months PITI on primary and 6 months PITI on REO required. All lender reserve requirements are met. ; Low DTI - DTI of 29.67% on fully documented file. Max DTI of 43% is allowed.

6/2/2015 - Response received from lender of: "Appraisal reflecting $769,000 value". Attachment of an amended appraisal report dated 3/20/2015 with a signature date of 3/30/2015 provides an increased value of $769,500. No new comparables provided with adjustments made to condition and location only. No justification for amended appraisal noted.    Amended appraisal report value of $769,500 is supported by CDA dated 4/3/2015 that was received on 6/1/2015. APPR 0002 Exception Override.

Mitigated Risk: DTI of 29.67% fully documented file.  Max DTI of 43% is allowed.
 Post closing reserves of $1,333,085.91. 375 Months of PITI reserves are verified. Per guidelines, 12 months PITI on primary and 6 months PITI on REO required.  All lender requirements are met.
													Funded	B	B	B	B	B
300010272	163648	06/07/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No closing instructions provided.
									06/17/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $311659.34. 59 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on all other financed properties. ; Excellent verified credit history - 778/790 qualifying scores exceed minimum lender score of 720. No derogatory credit. ; Low DTI - 29.63% DTI on fully documented. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Lender qualified borrower on monthly income which was most conservative approach. Income averaged over the past 3 years was substantially higher

6/12/15- received copy of 2 pages of closing instructions. Reviewed instructions, on page 1 of instructions assignment (to be recorded ) is not checked, and there is no evidence in the instructions that specifically states the mortgage is to be sent for recording.  Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. **Exception remains.DEED 0049 Exception not cleared.;
 6/17/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (25 total pages, Exhibit A on pg 4/25) to confirm Mortgage / Deed of Trust recording has been completed.  Parcel tax id number confirmed (pg. 1/25). DEED 0049 Exception Cleared.;

6/17/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (25 total pages, Exhibit A on pg 4/25) to confirm Mortgage / Deed of Trust recording has been completed.  Parcel tax id number confirmed (pg. 1/25). DEED 0049 Exception Cleared.;
													Funded	A	A	A	A	A
300010272	163661	06/07/2015	Compliance	HUD-1 is Incomplete	HUD 0024	1	Closed	Final HUD (pg 111) is not fully legible. Quality of image is poor. Unable to confirm all fee amounts. Final compliance review is not completed pending review of legible final HUD.	06/15/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $311659.34. 59 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on all other financed properties. ; Excellent verified credit history - 778/790 qualifying scores exceed minimum lender score of 720. No derogatory credit. ; Low DTI - 29.63% DTI on fully documented. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Lender qualified borrower on monthly income which was most conservative approach. Income averaged over the past 3 years was substantially higher
											6/12/15- Received certified legible copy of Final HUD. Confirmed all fee amounts, no variance. HUD 0024 Exception Cleared.	6/12/15- received certified legible copy of Final HUD. Confirmed all fee amounts, no variance. HUD 0024 Exception Cleared.	Funded	A	A	A	A	A
300010272	163662	06/07/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	06/15/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $311659.34. 59 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on all other financed properties. ; Excellent verified credit history - 778/790 qualifying scores exceed minimum lender score of 720. No derogatory credit. ; Low DTI - 29.63% DTI on fully documented. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Lender qualified borrower on monthly income which was most conservative approach. Income averaged over the past 3 years was substantially higher

6/11/15- received 3 pg copy of initial disclosures labeled "Miscellaneous Disclosures" executed by borrowers on 4/2/15. Within disclosure on pg2, it reflects a statement of acknowledgment that the HUD settlement Cost Booklet was received within 3 business days from the date of loan application. Date of application was 3/30/15. COMP 0038 Exception cleared.

6/11/15- received 3 pg copy of initial disclosures labeled "Miscellaneous Disclosures" executed by borrowers on 4/2/15. Within disclosure on pg2, it reflects a statement of acknowledgment that the HUD settlement Cost Booklet was received within 3 business days from the date of loan application. Date of application was 3/30/15. COMP 0038 Esception cleared.
													Funded	A	A	A	A	A
300010272	163766	06/08/2015	Property	Property Type is prohibited	PROP 0002	1	Closed
Appraiser provided substantial narrative on the situation concerning the development, GreyRock, where subject is located. Developer declared bankruptcy in 2008. It does not appear that all roads and electricity have been completed. No common areas are completed. Comments indicate subject was originally to include 700 homesites. Per appraisal (pg 324) over 200 property owners have had liens filed for unpaid assessments. Appraiser has made no mention of any other residences in the development. No comparable sales were noted to be located in GreyRock.  Post closing CDA supports value, however status of subject development was not considered in CDA evaluation. Recommend further client review.
									06/17/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $311659.34. 59 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on all other financed properties. ; Excellent verified credit history - 778/790 qualifying scores exceed minimum lender score of 720. No derogatory credit. ; Low DTI - 29.63% DTI on fully documented. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Lender qualified borrower on monthly income which was most conservative approach. Income averaged over the past 3 years was substantially higher

6/12/15 - Received response from lender of: "Please be advised that the appraisal and subject property value has already been reviewed and approved by Client. To date we have not received any further stipulations or requirements from Client regarding the appraisal or subject property. Please remove condition." This along with 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** Collaborated with Client to discuss appraisal attributes.  Client acknowledged appraisal comments and concurs that CDA reflects supportive value.  PROP 0002 Exception Cleared.;

6/12/15 - Received response from lender of: "Please be advised that the appraisal and subject property value has already been reviewed and approved by Client. To date we have not received any further stipulations or requirements from Client regarding the appraisal or subject property. Please remove condition." This along with 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** Collaborated with Client to discuss appraisal attributes.  Client acknowledged appraisal comments and concurs that CDA reflects supportive value.  PROP 0002 Exception Cleared.;
													Funded	A	A	A	A	A
300010272	163843	06/08/2015	Property	Property Values Declining	APPR 0012	1	Closed
Appraisal (pg 314) lists property values as declining. Demand/Supply is listed as Over Supply and Marketing time is over 6 months. Subject days on the market was 559 days. Market acceptance for this development is reflected in market values and marketing times.
									06/16/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $311659.34. 59 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on all other financed properties. ; Excellent verified credit history - 778/790 qualifying scores exceed minimum lender score of 720. No derogatory credit. ; Low DTI - 29.63% DTI on fully documented. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Lender qualified borrower on monthly income which was most conservative approach. Income averaged over the past 3 years was substantially higher

6/4/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** APPR 0012 Exception Cleared.

6/4/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** APPR 0012 Exception Cleared.
													Funded	A	A	A	A	A
300010272	163873	06/08/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing verification of all PITIA expenses on REO property. All REO properties must be verified with complete and accurate PITIA documentation.	09/16/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $311659.34. 59 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on all other financed properties. ; Excellent verified credit history - 778/790 qualifying scores exceed minimum lender score of 720. No derogatory credit. ; Low DTI - 29.63% DTI on fully documented. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Lender qualified borrower on monthly income which was most conservative approach. Income averaged over the past 3 years was substantially higher

Reject 6/12/15 - Received response from  lender of: "PITIA on REOs". Attached is a copy of the loan activity for rental property reflecting a P&I payment.  Loan activity statement does reflect escrows being paid for Flood, Homeowners, and Windstorm Insurance. Handwritten note states: "Evidence pmt. includes escrows". Page 3 of the attachment is a copy of the credit report reflecting a mortgage payment for rental property. ** No exception cleared. No documentation to support additional monthly payment for Insurance, Maintenance, Taxes, and Miscellaneous expenses for the rental property that is reflected on the Final 1003/Application (pg 74). HOA assessments were paid on the rental property per 2014 Schedule E (pg 413). Copy of cancelled check for HOA assessment t provided in file (pg 541).  Monthly HOA fee is based on the annual assessment. Per Loan Activity statement provided the PITI payment increased in 3/2015. Increase in payment due to escrows. All REO properties must be verified with complete and accurate PITIA documentation. ** CRED 0096 Exception Remains.;
 6/17/15 - Received the same 1008 provided in original file (pg 481). Underwriter Comments on the 1008 bottom section clarify the additional miscellaneous payments listed under PITIA expenses for REO property in question. The expenses were based on 2014 Schedule E (pg 411) total expenses which includes amount for Repairs, Commission, Auto and Travel, and other Misc Expenses. These miscellaneous expenses were counted as part of the full PITI and were included by lender to qualify as a worse case scenario only. Rental income not used to qualify. CRED 0096 Exception Cleared.

Reject 6/12/15 - Received response from  lender of: "PITIA on REOs". Attached is a copy of the loan activity for rental property reflecting a P&I payment.  Loan activity statement does reflect escrows being paid for Flood, Homeowners, and Windstorm Insurance. Handwritten note states: "Evidence pmt. includes escrows". Page 3 of the attachment is a copy of the credit report reflecting a mortgage payment for rental property. ** No exception cleared. No documentation to support additional monthly payment for Insurance, Maintenance, Taxes, and Miscellaneous expenses for the rental property that is reflected on the Final 1003/Application (pg 74). HOA assessments were paid on the rental property per 2014 Schedule E (pg 413). Copy of cancelled check for HOA assessment t provided in file (pg 541).  Monthly HOA fee is based on the annual assessment. Per Loan Activity statement provided the PITI payment increased in 3/2015. Increase in payment due to escrows. All REO properties must be verified with complete and accurate PITIA documentation. ** CRED 0096 Exception Remains.;
 6/17/15 - Received the same 1008 provided in original file (pg 481). Underwriter Comments on the 1008 bottom section clarify the additional miscellaneous payments listed under PITIA expenses for REO property in question. The expenses were based on 2014 Schedule E (pg 411) total expenses which includes amount for Repairs, Commission, Auto and Travel, and other Misc Expenses. These miscellaneous expenses were counted as part of the full PITI and were included by lender to qualify as a worse case scenario only. Rental income not used to qualify. CRED 0096 Exception Cleared.
													Funded	A	A	A	A	A
300010272	163884	06/08/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Final 1008 (pg 481) is signed by underwriter, however no lender approval date was provided.	09/16/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $311659.34. 59 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on all other financed properties. ; Excellent verified credit history - 778/790 qualifying scores exceed minimum lender score of 720. No derogatory credit. ; Low DTI - 29.63% DTI on fully documented. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Lender qualified borrower on monthly income which was most conservative approach. Income averaged over the past 3 years was substantially higher
											6/12/15- Received underwriter executed 1008 reflecting a date of 4/23/15. DTI is 28.25% which matches the 1008 originally provided. APRV 0003 Exception Cleared.	6/12/15- Received underwriter executed 1008 reflecting a date of 4/23/15. DTI is 28.25% which matches the 1008 originally provided. APRV 0003 Exception Cleared.	Funded	A	A	A	A	A
300010272	163917	06/08/2015	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed
Missing current information on borrowers alimony and child support obligations. Final divorce decree in file (pg 501) was signed in 2008, however clauses in the divorce decree indicate financials will be provided every year to the court to determine percentages of "additional support".  Section 6(a,b) allow for increases to spousal support based on borrowers income.  Missing documentation to confirm borrowers current amount owed per month for child support, alimony and other expenses.
									09/16/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $311659.34. 59 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on all other financed properties. ; Excellent verified credit history - 778/790 qualifying scores exceed minimum lender score of 720. No derogatory credit. ; Low DTI - 29.63% DTI on fully documented. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Lender qualified borrower on monthly income which was most conservative approach. Income averaged over the past 3 years was substantially higher

6/12/15 - Received response from lender of: "Support Payment Information". Attached is a memo stating: "The divorce decree states the borrower will pay support  until 05/01/2019 and then at that point it will be adjusted. The maximum adjustment for support payment is 20% of EARNED income. The child support and education amounts are correct". Also attached is a copy of the Private Addendum to Final Decree of Divorce ** Agreed. Increased adjusted support payment to maximum allowed. No changes to Child Support payment or Education payments of DTI increased from 28.25% to 29.63%, Non material difference. ** CRED 0097 Exception Cleared.;

6/12/15 - Received response from lender of: "Support Payment Information". Attached is a memo stating: "The divorce decree states the borrower will pay support  until 05/01/2019 and then at that point it will be adjusted. The maximum adjustment for support payment is 20% of EARNED income. The child support and education amounts are correct". Also attached is a copy of the Private Addendum to Final Decree of Divorce ** Agreed. Increased adjusted support payment to maximum allowed. No changes to Child Support payment or Education payments of DTI increased from 28.25% to 29.63%, Non material difference. ** CRED 0097 Exception Cleared.;
													Funded	A	A	A	A	A
300010272	165454	06/16/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing third party appraisal review.	06/16/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $311659.34. 59 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to cover 6 months PITI on all other financed properties. ; Excellent verified credit history - 778/790 qualifying scores exceed minimum lender score of 720. No derogatory credit. ; Low DTI - 29.63% DTI on fully documented. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Lender qualified borrower on monthly income which was most conservative approach. Income averaged over the past 3 years was substantially higher
												6/4/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	Funded	A	A	A	A	A
300015010	163604	06/06/2015	Property	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	07/02/2015
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $86,978.59. 25.62 mos of PITI reserves verified. 12 months required per guidelines. ; Excellent verified credit history - 801 qualifying score exceeds minimum required score of 720 per guidelines. No derogatory credit.  ; Low LTV/CLTV - 62.18% LTV/CLTV. 80% maximum allowed per guidelines.

7/1/15 - Received response from lender of: "ABD". Attached is a copy of an affidavit from lender dated 6/29/15 that is signed by the VP and Chief Lending Officer of the institution stating: "This letter serve as an affidavit to state that lender does not have any affiliated business agreements and is not affiliated with any other entity. Therefore, lender does not issue an Affiliated Business Agreement Disclosure". ** Affidavit confirms no affiliated business to disclose, thus no Affiliated Business Disclosure required. ** COMP 0010 Exception Cleared.

7/1/15 - Received response from lender of: "ABD". Attached is a copy of an affidavit from lender dated 6/29/15 that is signed by the VP and Chief Lending Officer of the institution stating: "This letter serve as an affidavit to state that lender does not have any affiliated business agreements and is not affiliated with any other entity. Therefore, lender does not issue an Affiliated Business Agreement Disclosure". ** Affidavit confirms no affiliated business to disclose, thus no Affiliated Business Disclosure required. ** COMP 0010 Exception Cleared.
													Funded	A	A	A	A	A
300015010	163606	06/06/2015	Credit	Missing Sufficient Evidence of Insurance	INS 0001	1	Closed	Hazard insurance verification includes only Page 1 of 2 (pg 243). Missing pg 2 of hazard insurance. Unable to confirm subject mortgagee clause.	06/30/2015
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $86,978.59. 25.62 mos of PITI reserves verified. 12 months required per guidelines. ; Excellent verified credit history - 801 qualifying score exceeds minimum required score of 720 per guidelines. No derogatory credit.  ; Low LTV/CLTV - 62.18% LTV/CLTV. 80% maximum allowed per guidelines.
											6/29/15 - Received certificate of insurance for subject (2 pages total). Page 1 confirms subject mortgagee clause which matches originator on Note. INS 0001 Exception Cleared.	6/29/15 - Received certificate of insurance for subject (2 pages total). Page 1 confirms subject mortgagee clause which matches originator on Note. INS 0001 Exception Cleared.	Funded	A	A	A	A	A
300015010	163608	06/06/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Missing VVOE from City  to verify a full 24 month employment history. VVOE on pg 402 shows proof of 17 month current employment history. Prior employment with City for 2+ years was not verified.  24 months of employment history verification required.
									07/17/2015
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $86,978.59. 25.62 mos of PITI reserves verified. 12 months required per guidelines. ; Excellent verified credit history - 801 qualifying score exceeds minimum required score of 720 per guidelines. No derogatory credit.  ; Low LTV/CLTV - 62.18% LTV/CLTV. 80% maximum allowed per guidelines.

6/29/15 - Received VVOE from B1 prior employer reflecting employment dates of 05/2011 to 07/2013, however, VVOE on prior employment is dated 06/16/15 which is post consummation dated. No exception cleared. Documentation used to render loan approval and qualification which include employment must be dated on or before loan consummation. Because this particular exception requirement falls within the employment verification requirements, a post-Note dated document cannot be utilized to satisfy this exception. No other prior employment verification found in file. CRED 0007 Exception Remains.;
 7/16/15 - Received Verbal Verification of Employment for borrowers prior employment dated 5/22/2015, which is dated prior to loan consummation. ** VVoe confirms employment with previous employer from 5/2011 through 7/2013. VVoe provided in the original loan file confirms employment with present employer form 7/22/13, thus confirming no 30+ day employment gap in the past 24 months. CRED 0007 Exception Cleared.

7/16/15 - Received Verbal Verification of Employment for borrowers prior employment dated 5/22/2015, which is dated prior to loan consummation. ** VVoe confirms employment with previous employer from 5/2011 through 7/2013. VVoe provided in the original loan file confirms employment with present employer form 7/22/13, thus confirming no 30+ day employment gap in the past 24 months. CRED 0007 Exception Cleared.
													Funded	A	A	A	A	A
300015010	163696	06/07/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Placeholder for Appraisal Review, no attention required. Uploaded in error with blank comment.	09/16/2015
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $86,978.59. 25.62 mos of PITI reserves verified. 12 months required per guidelines. ; Excellent verified credit history - 801 qualifying score exceeds minimum required score of 720 per guidelines. No derogatory credit.  ; Low LTV/CLTV - 62.18% LTV/CLTV. 80% maximum allowed per guidelines.
											Placeholder for Appraisal Review, no attention required. Uploaded in error with blank comment.	Placeholder for Appraisal Review, no attention required. Uploaded in error with blank comment.	Funded	A	A	A	A	A
300015010	163697	06/07/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Missing required 24 month housing history. Application indicates current residence owned for 20 months and rated on credit report for 20 months. Final 1003 (pg 186) reflects that prior residence  was rented. Missing VOR/Cancelled Checks from 4/2013 to 7/2013 to completed 24 months housing. VOR to reflect no 30 day late payments.
									06/30/2015
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $86,978.59. 25.62 mos of PITI reserves verified. 12 months required per guidelines. ; Excellent verified credit history - 801 qualifying score exceeds minimum required score of 720 per guidelines. No derogatory credit.  ; Low LTV/CLTV - 62.18% LTV/CLTV. 80% maximum allowed per guidelines.
											6/29/15 - Received Cancelled Checks from 4/2013 to 7/2013 to complete 24 months housing payment history. Checks were all written on the first day of each month. CRED 0001 Exception Cleared.	6/29/15 - Received Cancelled Checks from 4/2013 to 7/2013 to complete 24 months housing payment history. Checks were all written on the first day of each month. CRED 0001 Exception Cleared.	Funded	A	A	A	A	A
300009609	163795	06/08/2015	Compliance	Missing Mortgage Transaction Date	DEED 0003	1	Closed	Notary Acknowledgment on Mortgage was not dated by the Notary (pg 65).	06/17/2015
Substantial verified employment history - Borrower has been employed with XXXX for 21 years, currently as VP of Technology.; Substantial verified reserves - Per guidelines, 9 months PITI and 6 month PITI on other REO is required of $41,836.98.  Verified post closing reserves of $142,092. 43 months of PITI reserves are verified.; Excellent verified housing payment history - 114 months of mortgage history paid 0x30 verified on credit report

6/17/15 - Received response from lender of:"DOT, Notary date completed on original". Attached is the complete copy of the recorded DOT. Pg 17 of 17 reflects the Notary signature with date stamped 5/28/2015. ** DEED 0003 Exception Cleared.

6/17/15 - Received response from lender of:"DOT, Notary date completed on original". Attached is the complete copy of the recorded DOT. Pg 17 of 17 reflects the Notary signature with date stamped 5/28/2015. ** DEED 0003 Exception Cleared.
													Approved	A	A	A	A	A
300009609	163796	06/08/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $770,000 is supported. CDA provided is dated 5/18/2015 which is prior to subject closing of 5/28/2015. No post closing CDA provided.	09/16/2015
Substantial verified employment history - Borrower has been employed with Stewart Title for 21 years, currently as VP of Technology.; Substantial verified reserves - Per guidelines, 9 months PITI and 6 month PITI on other REO is required of $41,836.98.  Verified post closing reserves of $142,092. 43 months of PITI reserves are verified.; Excellent verified housing payment history - 114 months of mortgage history paid 0x30 verified on credit report
											6/8/15 - Received 3rd Party Desk Review that reflects original appraisal value of $770,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	6/8/15 - Received 3rd Party Desk Review that reflects original appraisal value of $770,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300009609	163797	06/08/2015	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed
Copy of  Appraisal Invoice in file on pg 474 for $335 does not reflect a  fee for  Management Fee for $110. The HUD (pg 458) shows an Appraisal Fee of $225 and an Appraisal Review Fee of $110. An additional Invoice (pg 475) reflects a $2.50 Service Retained Fee for a Final Inspection performed. Missing invoice for initial appraisal to confirm Appraisal Review fee of $110.
6/11/15 - Received Service Link invoice showing $110 for Retained Fee. APPR 0041 Exception Cleared.
  Cleared Comment
 6/11/15 - Received Service Link invoice showing $110 for Service Link Retained Fee. APPR 0041 Exception Cleared.
									09/16/2015
Substantial verified employment history - Borrower has been employed with Stewart Title for 21 years, currently as VP of Technology.; Substantial verified reserves - Per guidelines, 9 months PITI and 6 month PITI on other REO is required of $41,836.98.  Verified post closing reserves of $142,092. 43 months of PITI reserves are verified.; Excellent verified housing payment history - 114 months of mortgage history paid 0x30 verified on credit report
											6/11/15 - Received invoice showing $110 for Retained Fee. APPR 0041 Exception Cleared.	6/11/15 - Received invoice showing $110 for Retained Fee. APPR 0041 Exception Cleared.	Approved	A	A	A	A	A
300009609	163800	06/08/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence the borrowers were issued a Notice to Home Applicant Disclosure at application.	06/17/2015
Substantial verified employment history - Borrower has been employed with Stewart Title for 21 years, currently as VP of Technology.; Substantial verified reserves - Per guidelines, 9 months PITI and 6 month PITI on other REO is required of $41,836.98.  Verified post closing reserves of $142,092. 43 months of PITI reserves are verified.; Excellent verified housing payment history - 114 months of mortgage history paid 0x30 verified on credit report

6/16/15 - Received response from lender of: "LOE" Attached is a memo on company letterhead stating: " Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. ** FACT 0001 Exception Cleared.

6/16/15 - Received response from lender of: "LOE" Attached is a memo on company letterhead stating: " Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. ** FACT 0001 Exception Cleared.
													Approved	A	A	A	A	A
300009609	163801	06/08/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence the borrowers were issued a Right to Receive Credit Scores Disclosure at application.	06/15/2015
Substantial verified employment history - Borrower has been employed with Stewart Title for 21 years, currently as VP of Technology.; Substantial verified reserves - Per guidelines, 9 months PITI and 6 month PITI on other REO is required of $41,836.98.  Verified post closing reserves of $142,092. 43 months of PITI reserves are verified.; Excellent verified housing payment history - 114 months of mortgage history paid 0x30 verified on credit report

6/11/15 -  Received response from lender of: "Credit Score Disclosure." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #26-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 02/27/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided. Second print screen reflects line #12 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #26 of Initial Disclosures. Application date is 02/27/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

6/11/15 -  Received response from lender of: "Credit Score Disclosure." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #26-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 02/27/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided. Second print screen reflects line #12 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #26 of Initial Disclosures. Application date is 02/27/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.
													Approved	A	A	A	A	A
300009609	163842	06/08/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing borrowers 2013 W2 from employer. Only 2014 W2 was provided (pg 235).	08/14/2015
Substantial verified employment history - Borrower has been employed with Stewart Title for 21 years, currently as VP of Technology.; Substantial verified reserves - Per guidelines, 9 months PITI and 6 month PITI on other REO is required of $41,836.98.  Verified post closing reserves of $142,092. 43 months of PITI reserves are verified.; Excellent verified housing payment history - 114 months of mortgage history paid 0x30 verified on credit report

8/13/15 - Received a copy of the borrowers 2013 W2 wage transcript. Transcript was was obtained 8/13/15, which is dated post Note consummation. ** 2013 W2 wage transcript is in support of the Voe, 2014 W2, and YTD 2015 paystub. CRED 0082 Exception Cleared.

8/13/15 - Received a copy of the borrowers 2013 W2 wage transcript. Transcript was was obtained 8/13/15, which is dated post Note consummation. ** 2013 W2 wage transcript is in support of the Voe, 2014 W2, and YTD 2015 paystub. CRED 0082 Exception Cleared.
													Approved	A	A	A	A	A
300009609	164254	06/10/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal (pg 17) under Subject Description states, "The home is considered to be in above average condition for a 17+/- year old dwelling. Based on Page 1 and 2 of appraisal subject is new construction, not a 17 year old dwelling. Data presented in appraisal report is inconsistent.
									09/16/2015
Substantial verified employment history - Borrower has been employed with Stewart Title for 21 years, currently as VP of Technology.; Substantial verified reserves - Per guidelines, 9 months PITI and 6 month PITI on other REO is required of $41,836.98.  Verified post closing reserves of $142,092. 43 months of PITI reserves are verified.; Excellent verified housing payment history - 114 months of mortgage history paid 0x30 verified on credit report

6/11/15 - Received copy of the same Final 442 provided in original file. No exception cleared. Original appraisal report is deficient due to Subject Description under Supplemental Addendum reflects incorrect information and must be corrected. APPR 0002 Exception Remains.;
 8/11/15 - Received response from lender of: "Amended appraisal". Attached is an amended appraisal (39 pages total) with Supplemental Addendum now reflecting subject is in new condition. Appraiser further notes that on 06/28/15, the appraiser was asked to remove the statement "the home is considered to be in an average condition for a 17 year old dwelling" as this was made in error. The home is considered to be in new condition. APPR 0002 Exception Cleared.

8/11/15 - Received response from lender of: "Amended appraisal". Attached is an amended appraisal (39 pages total) with Supplemental Addendum now reflecting subject is in new condition. Appraiser further notes that on 06/28/15, the appraiser was asked to remove the statement "the home is considered to be in an average condition for a 17 year old dwelling" as this was made in error. The home is considered to be in new condition. APPR 0002 Exception Cleared.
													Approved	A	A	A	A	A
300009609	164261	06/10/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
The 1008 Underwriter Comments (pg 582) indicated YTD bonus income reported on a VOE, however no written VOE was provided in the image file. Lender qualified borrower on bonus income based on YTD 2015 paystub only. 24 months of bonus income required to verify consistency. Missing verification of bonus income paid to borrower in 2014 and 2013. Final income and DTI review is incomplete pending full verification of bonus income.
									07/01/2015
Substantial verified employment history - Borrower has been employed with Stewart Title for 21 years, currently as VP of Technology.; Substantial verified reserves - Per guidelines, 9 months PITI and 6 month PITI on other REO is required of $41,836.98.  Verified post closing reserves of $142,092. 43 months of PITI reserves are verified.; Excellent verified housing payment history - 114 months of mortgage history paid 0x30 verified on credit report

Reject 6/16/15 - Received response from lender of: "VOE". Attached is a written Voe dated 3/23/15. ** No exception cleared. Written Voe does not provide the required 24 months of bonus income verification. Bonus income used to qualify is based on 3.5 month average per YTD paystub. ** CRED 0007 Exception Remains.;
Reject 6/24/15 - Received response from lender of: "Written Voe". Attached is the same copy of the written Voe dated 3/23/15 that was received 6/16/15. ** No exception cleared. Written Voe does not provide the required 24 months of bonus income verification. Additionally, Voe Box 14 does not indicate bonus income is applicable and likely to continue. Bonus income used to qualify is based on 3.5 month average per YTD paystub. Missing 24 months bonus income verification.  ** CRED 0007 Exception Remains.;
 6/29/15 - Received response from lender of: "Attached are two VOEs and W-2s for the borrower showing a history of bonus income. See VOE where likely to receive box is checked "yes". Additionally, the borrower has 21 yrs of employment with company and historical receipt of bonus". Attached is 2014 W2 for the primary borrower, 2012/2013 Taxpayer Tax Returns Summary Report, Written Voes dated 3/23/15 and 3/13/15. ** Voe dated 3/13/15 provides bonus income for years 2012, 2013, and 2014. Bonus income was conservatively calculated by the lender based on YTD average. Employer indicates borrower is paid bonus income and that its continuance is likely. ** CRED 0007 Exception Cleared.

6/29/15 - Received response from lender of: "Attached are two VOEs and W-2s for the borrower showing a history of bonus income. See VOE where likely to receive box is checked "yes". Additionally, the borrower has 21 yrs of employment with company and historical receipt of bonus". Attached is 2014 W2 for the primary borrower, 2012/2013 Taxpayer Tax Returns Summary Report, Written Voes dated 3/23/15 and 3/13/15. ** Voe dated 3/13/15 provides bonus income for years 2012, 2013, and 2014. Bonus income was conservatively calculated by the lender based on YTD average. Employer indicates borrower is paid bonus income and that its continuance is likely. ** CRED 0007 Exception Cleared.
													Approved	A	A	A	A	A
300009609	164264	06/10/2015	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Transcripts were provided for both business, however, missing executed 4506T for both businesses.	08/14/2015
Substantial verified employment history - Borrower has been employed with Stewart Title for 21 years, currently as VP of Technology.; Substantial verified reserves - Per guidelines, 9 months PITI and 6 month PITI on other REO is required of $41,836.98.  Verified post closing reserves of $142,092. 43 months of PITI reserves are verified.; Excellent verified housing payment history - 114 months of mortgage history paid 0x30 verified on credit report

7/7/15 - Received response from lender of: "4506T for Business #1 and #2 attached". Attached are copies of the executed 4506T forms for business #1 and #2 covering 2012/2013. ** Original loan file contains 2012/2013 tax transcripts for both businesses (pg 206-218). ** CRED 0091 Exception Cleared.

7/7/15 - Received response from lender of: "4506T for Business #1 and #2 attached". Attached are copies of the executed 4506T forms for business #1 and #2 covering 2012/2013. ** Original loan file contains 2012/2013 tax transcripts for both businesses (pg 206-218). ** CRED 0091 Exception Cleared.
													Approved	A	A	A	A	A
300009609	164267	06/10/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
Tax returns are deficient due to the following: 1) Borrowers 2013/2012 personal returns are incomplete and unsigned (pg 253,267). Missing page 2, signature page of 2013 and 2014.  2) 2014 business returns provided (pgs 314) are incomplete and unsigned. Missing page 1 of 2014 tax return.
 3) The 2013 and 2012 business returns (pgs 282,291) are incomplete and unsigned. Missing page 1 of 2013 and 2012 returns.
									06/19/2015
Substantial verified employment history - Borrower has been employed with Stewart Title for 21 years, currently as VP of Technology.; Substantial verified reserves - Per guidelines, 9 months PITI and 6 month PITI on other REO is required of $41,836.98.  Verified post closing reserves of $142,092. 43 months of PITI reserves are verified.; Excellent verified housing payment history - 114 months of mortgage history paid 0x30 verified on credit report

6/18/15 - Received response from lender of: "Missing Tax Return Pages". Attached is: Executed page 1 of 2012, 2013, and 2014 1065 Tax Returns for business #1. Executed page 1 of 2012, 2013, and 2014 1065 Tax Returns for business #2. Executed page 2 of 2012 and 2013 1040 Tax Returns with a copy of Application for Automatic Extension for 2014. ** All missing tax return pages with required signatures provided. ** CRED 0087 Exception Cleared.

6/18/15 - Received response from lender of: "Missing Tax Return Pages". Attached is: Executed page 1 of 2012, 2013, and 2014 1065 Tax Returns for business #1. Executed page 1 of 2012, 2013, and 2014 1065 Tax Returns for business #2. Executed page 2 of 2012 and 2013 1040 Tax Returns with a copy of Application for Automatic Extension for 2014. ** All missing tax return pages with required signatures provided. ** CRED 0087 Exception Cleared.
													Approved	A	A	A	A	A
300016254	163535	06/06/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Borrower was qualified with overtime and bonus income per VOE (pg 161). Missing written verification from employer to indicate that bonus and overtime income is likely to continue as required per lender guidelines (pg 34).
									09/16/2015
Substantial verified reserves - Verified reserves after closing of $104,789. Verified PITI reserves of 38.24 mos. 9 months of PITI reserves are verified. ; Substantial verified employment history - Borrower has a 10 yr stable job history per VVOE pg 156.; Low LTV/CLTV - 60.63% LTV. Maximum allowed per guidelines is 75%.

6/25/15 - Received response from lender of: "UW is siting Investor guideline on Bonus/OT. Overtime and bonus income can be used to qualify the applicant if the employer verifies that the applicant has received it for the last two years and indicates that the overtime or bonus income will in all probability continue (i.e. documentation submitted for the loan does not indicate that this income will likely cease). Develop an average of the last two years overtime and bonus income to determine the amount of income that can be considered in evaluating the borrowers qualifications. Periods of overtime and bonus income less than two years may be acceptable, provided there is justification and documentation in writing explaining the reason for using the income for qualifying purposes". ** Agreed. 3rd party verification of employment dated confirms borrowers employment for 9 Years 11 Months. Bonus income has increased year over year from 2013 to 2015 YTD. Overtime income YTD is averaging less than than in 2014, however, YTD average is more than the average in 2013. Borrowers overtime income increased 2013 to 2014. As of 4/10/15, borrower has earned overtime income or an average for 27.33 month average of overtime income used to qualify, is below the YTD average, thus confirming conservative approach was used. No documentation to indicate continuance of bonus an / or overtime income is anticipated to cease.  **  CRED 0082 Exception Cleared.

6/25/15 - Received response from lender of: "UW is siting Investor guideline on Bonus/OT. Overtime and bonus income can be used to qualify the applicant if the employer verifies that the applicant has received it for the last two years and indicates that the overtime or bonus income will in all probability continue (i.e. documentation submitted for the loan does not indicate that this income will likely cease). Develop an average of the last two years overtime and bonus income to determine the amount of income that can be considered in evaluating the borrowers qualifications. Periods of overtime and bonus income less than two years may be acceptable, provided there is justification and documentation in writing explaining the reason for using the income for qualifying purposes". ** Agreed. 3rd party verification of employment dated confirms borrowers employment for 9 Years 11 Months. Bonus income has increased year over year from 2013 to 2015 YTD. Overtime income YTD is averaging less than than in 2014, however, YTD average is more than the average in 2013. Borrowers overtime income increased 2013 to 2014. As of 4/10/15, borrower has earned overtime income or an average for 27.33 month average of overtime income used to qualify, is below the YTD average, thus confirming conservative approach was used. No documentation to indicate continuance of bonus an / or overtime income is anticipated to cease.  **  CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300016254	163537	06/06/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No closing instructions provided.
									06/11/2015
Substantial verified reserves - Verified reserves after closing of $104,789. Verified PITI reserves of 38.24 mos. 9 months of PITI reserves are verified. ; Substantial verified employment history - Borrower has a 10 yr stable job history per VVOE pg 156.; Low LTV/CLTV - 60.63% LTV. Maximum allowed per guidelines is 75%.

6/10/15 - Received lender response of: "Closing Instruction". Attached is 14-page lender general Closing Instruction. Section H2 (pg. 11/14) of closing instructions" reflects section Land Record Filings: Recordable Documents, to the extent applicable, must be presented for recording in the official land records where the Property is located in the following order where possible, or in the order required by Title Insurer issuing the Title Policy: POA, Deed or other instrument used to convey title, Lien Security Instrument to be insured in first priority position with all Riders attached, Lien Security Instrument to be insured in a junior priority position with all Riders attached, Subordination Agreement, Other recordable documents. Settlement Agent must forward the original recorded Loan Documents to Lender promptly if Settlement Agent receives the recorded Loan Documents from the land records office. ** This confirms intent to record legal documents. APN confirmed. DEED 0049 Exception Cleared.

6/10/15 - Received lender response of: "Closing Instruction". Attached is 14-page lender general Closing Instruction. Section H2 (pg. 11/14) of closing instructions" reflects section Land Record Filings: Recordable Documents, to the extent applicable, must be presented for recording in the official land records where the Property is located in the following order where possible, or in the order required by Title Insurer issuing the Title Policy: POA, Deed or other instrument used to convey title, Lien Security Instrument to be insured in first priority position with all Riders attached, Lien Security Instrument to be insured in a junior priority position with all Riders attached, Subordination Agreement, Other recordable documents. Settlement Agent must forward the original recorded Loan Documents to Lender promptly if Settlement Agent receives the recorded Loan Documents from the land records office. ** This confirms intent to record legal documents. APN confirmed. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300016254	163539	06/06/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $734,000 is supported. No post closing CDA provided.	09/16/2015
Substantial verified reserves - Verified reserves after closing of $104,789. Verified PITI reserves of 38.24 mos. 9 months of PITI reserves are verified. ; Substantial verified employment history - Borrower has a 10 yr stable job history per VVOE pg 156.; Low LTV/CLTV - 60.63% LTV. Maximum allowed per guidelines is 75%.
											6/8/15 - Received 3rd Party Desk Review that reflects original appraisal value of $734,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	6/8/15 - Received 3rd Party Desk Review that reflects original appraisal value of $734,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300016254	163540	06/06/2015	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed	Line 808 of HUD provided reflects that borrower paid an Appraisal Review fee at closing. No Appraisal Review in file. Missing copy of Service Link Appraisal Invoice to confirm $110 charge on HUD.	06/18/2015
Substantial verified reserves - Verified reserves after closing of $104,789. Verified PITI reserves of 38.24 mos. 9 months of PITI reserves are verified. ; Substantial verified employment history - Borrower has a 10 yr stable job history per VVOE pg 156.; Low LTV/CLTV - 60.63% LTV. Maximum allowed per guidelines is 75%.

6/10/15 - Received response of: "appraisal invoice" however lender attached copy of appraisal report. No exception cleared. Missing copy of Service Link Appraisal Invoice to confirm $110 charge on HUD. APPR 0041 Exception Remains.;
 6/17/15 - Received response from lender of: "Appraisal Invoice". Service Link invoice showing $110 for appraisal retained fee for management fee. Fee was improperly labeled on HUD, no Lender review completed. APPR 0041 Exception Cleared.

6/17/15 - Received response from lender of: "Appraisal Invoice". Service Link invoice showing $110 for appraisal retained fee for management fee. Fee was improperly labeled on HUD, no Lender review completed. APPR 0041 Exception Cleared.
													Funded	A	A	A	A	A
300016254	163544	06/06/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence Notice to Home Loan Applicant disclosure was provided to borrower.	06/18/2015
Substantial verified reserves - Verified reserves after closing of $104,789. Verified PITI reserves of 38.24 mos. 9 months of PITI reserves are verified. ; Substantial verified employment history - Borrower has a 10 yr stable job history per VVOE pg 156.; Low LTV/CLTV - 60.63% LTV. Maximum allowed per guidelines is 75%.

6/17/15 - Received response from lender of: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. FACT 0001 Exception Cleared.

6/17/15 - Received response from lender of: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. FACT 0001 Exception Cleared.
													Funded	A	A	A	A	A
300016254	163545	06/06/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence Right to Receive Credit Scores disclosure was provided to borrower.	06/12/2015
Substantial verified reserves - Verified reserves after closing of $104,789. Verified PITI reserves of 38.24 mos. 9 months of PITI reserves are verified. ; Substantial verified employment history - Borrower has a 10 yr stable job history per VVOE pg 156.; Low LTV/CLTV - 60.63% LTV. Maximum allowed per guidelines is 75%.

6/10/15 - Received response from lender of: "Credit Score Disclosure". Attached is system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out. 2nd screenshot shows what disclosures where sent to borrower in (Init Disclosure). Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 3/31/2015. Column B is "Date Created" and column C is Date Provided. Second print screen reflects line #11 HOME LOAN Disclosure Booklet (900079). Application date is 3/31/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

6/10/15 - Received response from lender of: "Credit Score Disclosure". Attached is system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out. 2nd screenshot shows what disclosures where sent to borrower in (Init Disclosure). Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 3/31/2015. Column B is "Date Created" and column C is Date Provided. Second print screen reflects line #11 HOME LOAN Disclosure Booklet (900079). Application date is 3/31/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
300016254	163546	06/06/2015	Property	Missing Price of Last Sale	APPR 0027	1	Closed
Appraiser indicates subject sold in the past 36 months however no sales price was provided. Sold date shown as 4/5/2013. 1003 reflects sales price of $460,000 which is confirmed with online search. Appraiser should address reasons for large increase in value.
									07/15/2015
Substantial verified reserves - Verified reserves after closing of $104,789. Verified PITI reserves of 38.24 mos. 9 months of PITI reserves are verified. ; Substantial verified employment history - Borrower has a 10 yr stable job history per VVOE pg 156.; Low LTV/CLTV - 60.63% LTV. Maximum allowed per guidelines is 75%.

7/15/15 - Received e-mail from lender regarding status. Best practice is for the appraiser to address why the sale price was not disclosed (e.g. non-disclosure state, etc.) otherwise, it should be reflected and reported on. Exception cleared due to value is supported. Previously received 3rd Party Desk Review that reflects original appraisal value of $734,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0027 Exception Cleared.

7/15/15 - Received e-mail from lender regarding status. Best practice is for the appraiser to address why the sale price was not disclosed (e.g. non-disclosure state, etc.) otherwise, it should be reflected and reported on. Exception cleared due to value is supported. Previously received 3rd Party Desk Review that reflects original appraisal value of $734,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0027 Exception Cleared.
													Funded	A	A	A	A	A
300016254	163557	06/06/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurance provider.	06/18/2015
Substantial verified reserves - Verified reserves after closing of $104,789. Verified PITI reserves of 38.24 mos. 9 months of PITI reserves are verified. ; Substantial verified employment history - Borrower has a 10 yr stable job history per VVOE pg 156.; Low LTV/CLTV - 60.63% LTV. Maximum allowed per guidelines is 75%.
											6/17/15 - Received Closing Protection Letter issued by title insurance provider. TITL 0005 Exception Cleared.	6/17/15 - Received Closing Protection Letter issued by title insurance provider. TITL 0005 Exception Cleared.	Funded	A	A	A	A	A
300013181	164347	06/10/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval in file with Loan Program. 1008 in file (pg 223) is signed but not dated. No lender loan approval with conditions and approval date in file.	07/21/2015
Substantial verified employment history - Primary borrower has been with current employer as of 08/1994 per VVOE.; Substantial verified reserves - Post closing reserves of $135,298/38.37 months of PITI reserves verified. 96 months of PITI reserves are verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 754/764 qualifying credit scores.  720 minimum score required per guidelines. 145 months 0x30 mortgage pay history.  No derogatory credit.  ; Low DTI - 17.94% DTI on fully documented file. Maximum DTI of 43% allowed.
											6/18/15 - Received a copy of the Final 1008 signed and dated by the underwriter. ** Confirmed approved DTI agrees with the 1008 in file that was not dated. ** APRV 0001 Exception Cleared.	6/18/15 - Received a copy of the Final 1008 signed and dated by the underwriter. ** Confirmed approved DTI agrees with the 1008 in file that was not dated. ** APRV 0001 Exception Cleared.	Funded	A	A	A	A	A
300013181	164354	06/10/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $775,000 is supported. No post closing CDA provided. CDA provided is dated 05/19/2015 prior to 05/28/2015 closing date.	09/16/2015
Substantial verified employment history - Primary borrower has been with current employer as of 08/1994 per VVOE.; Substantial verified reserves - Post closing reserves of $135,298/38.37 months of PITI reserves verified. 96 months of PITI reserves are verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 754/764 qualifying credit scores.  720 minimum score required per guidelines. 145 months 0x30 mortgage pay history.  No derogatory credit.  ; Low DTI - 17.94% DTI on fully documented file. Maximum DTI of 43% allowed.
											6/9/15 - Received 3rd Party Desk Review that reflects original appraisal value of $775,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	6/9/15 - Received 3rd Party Desk Review that reflects original appraisal value of $775,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300013181	164364	06/10/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed
Missing Certificate of Occupancy for new construction subject property.  Appraisal (pg 197) was completed on 04/27/15 subject to completion.  Completion report pg 191 reflects subject was completed on 05/16/15 re-inspection date.
									06/19/2015
Substantial verified employment history - Primary borrower has been with current employer as of 08/1994 per VVOE.; Substantial verified reserves - Post closing reserves of $135,298/38.37 months of PITI reserves verified. 96 months of PITI reserves are verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 754/764 qualifying credit scores.  720 minimum score required per guidelines. 145 months 0x30 mortgage pay history.  No derogatory credit.  ; Low DTI - 17.94% DTI on fully documented file. Maximum DTI of 43% allowed.

6/18/15 - Received response from lender of: "Certificate of Compliance". Attached is a copy of the Certificate of Compliance issued by the subjects county executed and dated 5/11/15. Certificate reflects subject property address, Parcel ID, and Borrower Name. Building description reflects SFD OBX/OS - 6 bedrooms, 6.5 bath, ht pump, gas, FP, ig pool, hot tub with Occupancy Max of 12. Notes state: "Plywood screwed to elevator door at all levels to meet clearance requirements. Stair risers firred out to make nosings compliant". ** Confirmed parcel ID, property address, and borrower name. Certificate of Compliance reflects SFD with maximum occupancy of 12 evidencing construction has been completed and approved for occupancy. ** PROP 0012 Exception Cleared.

6/18/15 - Received response from lender of: "Certificate of Compliance". Attached is a copy of the Certificate of Compliance issued by the subjects county executed and dated 5/11/15. Certificate reflects subject property address, Parcel ID, and Borrower Name. Building description reflects SFD OBX/OS - 6 bedrooms, 6.5 bath, ht pump, gas, FP, ig pool, hot tub with Occupancy Max of 12. Notes state: "Plywood screwed to elevator door at all levels to meet clearance requirements. Stair risers firred out to make nosings compliant". ** Confirmed parcel ID, property address, and borrower name. Certificate of Compliance reflects SFD with maximum occupancy of 12 evidencing construction has been completed and approved for occupancy. ** PROP 0012 Exception Cleared.
													Funded	A	A	A	A	A
300013181	164372	06/10/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing 04/09/15 initial credit report. Report in file (pg 233) was completed on 05/14/15 and reflects initial report was ordered 04/09/15.	07/06/2015
Substantial verified employment history - Primary borrower has been with current employer as of 08/1994 per VVOE.; Substantial verified reserves - Post closing reserves of $135,298/38.37 months of PITI reserves verified. 96 months of PITI reserves are verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 754/764 qualifying credit scores.  720 minimum score required per guidelines. 145 months 0x30 mortgage pay history.  No derogatory credit.  ; Low DTI - 17.94% DTI on fully documented file. Maximum DTI of 43% allowed.

6/18/15 - Received response from lender of: "Initial Credit Report". Attached is a complete copy of the credit bureau report for both borrowers dated 4/9/2015. ** Confirmed borrowers names, credit scores, and no derogatory credit information reported. Inquiries reported within 120 days were by lender for subject transaction which requires no action. ** CRED 0093 Exception Cleared.

6/18/15 - Received response from lender of: "Initial Credit Report". Attached is a complete copy of the credit bureau report for both borrowers dated 4/9/2015. ** Confirmed borrowers names, credit scores, and no derogatory credit information reported. Inquiries reported within 120 days were by lender for subject transaction which requires no action. ** CRED 0093 Exception Cleared.
													Funded	A	A	A	A	A
300013181	164512	06/11/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/19/2015
Substantial verified employment history - Primary borrower has been with current employer as of 08/1994 per VVOE.; Substantial verified reserves - Post closing reserves of $135,298/38.37 months of PITI reserves verified. 96 months of PITI reserves are verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 754/764 qualifying credit scores.  720 minimum score required per guidelines. 145 months 0x30 mortgage pay history.  No derogatory credit.  ; Low DTI - 17.94% DTI on fully documented file. Maximum DTI of 43% allowed.

6/9/15 - Received response from lender of: "Copy of Original Mortgage". Attached is a complete copy of the recorded mortgage. County recordation date is 5/29/2015. ** Confirmed borrower name, loan amount, APN. Copy of recorded mortgage evidences recording is complete. ** DEED 0049 Exception Cleared.

6/9/15 - Received response from lender of: "Copy of Original Mortgage". Attached is a complete copy of the recorded mortgage. County recordation date is 5/29/2015. ** Confirmed borrower name, loan amount, APN. Copy of recorded mortgage evidences recording is complete. ** DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300013181	164513	06/11/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing documentation to evidence borrowers received Federal Privacy disclosure within 3 days of 04/13/15 initial application date.	07/06/2015
Substantial verified employment history - Primary borrower has been with current employer as of 08/1994 per VVOE.; Substantial verified reserves - Post closing reserves of $135,298/38.37 months of PITI reserves verified. 96 months of PITI reserves are verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 754/764 qualifying credit scores.  720 minimum score required per guidelines. 145 months 0x30 mortgage pay history.  No derogatory credit.  ; Low DTI - 17.94% DTI on fully documented file. Maximum DTI of 43% allowed.

6/18/15 - Received response from lender of: "Initial Disclosures". Attached is a copy of the lenders Federal Privacy disclosure. Also provided is a copy of the Conventional Multiple Page Disclosure dated 4/13/2015. ** No exceptions cleared. The Federal Privacy Disclosure is not dated. The Conventional Multiple Page disclosure is dated within 3 business days of application, however, the 3 page document does not include the Federal Privacy disclosure. No evidence to support the Federal Privacy disclosure was provided within 3 business days of 4/13/15. ** COMP 0006 Exception Remains.;
6/25/15 - Received response from lender of: "Privacy Pg 2". Attached are copies of the borrowers executed and dated Authorization for Social Security Administration to Release Social Security Number Verification forms. ** No exception cleared. Missing evidence to support the Federal Privacy disclosure was provided within 3 business days of application 4/13/15. ** COMP 0006 Exception Remains.;
 7/1/15 - Received evidence to support the Federal Privacy disclosure was provided within 3 business days of application date of 4/13/15. Federal Privacy Acknowledgment is executed by both borrowers. COMP 0006 Exception Cleared.

7/1/15 - Received evidence to support the Federal Privacy disclosure was provided within 3 business days of application date of 4/13/15. Federal Privacy Acknowledgment is executed by both borrowers. COMP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300013181	164514	06/11/2015	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed
UPDATED EXCEPTION: Per lender guidelines: "If the lot is acquired separately, the borrower must also provide a copy of the recorded deed with the date of filing (if applicable) and one of the following: A copy of the lot purchase agreement or contract for deed, owners title policy, or A HUD-1 settlement statement". Copy of the recorded deed for lot purchase not provided.

 ORIGINAL EXCEPTION: Subject is new construction. Per lender guidelines borrower must document acquisition cost, including construction contract or cost breakdown. No evidence of acquisition cost provided in file.
									06/25/2015
Substantial verified employment history - Primary borrower has been with current employer as of 08/1994 per VVOE.; Substantial verified reserves - Post closing reserves of $135,298/38.37 months of PITI reserves verified. 96 months of PITI reserves are verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 754/764 qualifying credit scores.  720 minimum score required per guidelines. 145 months 0x30 mortgage pay history.  No derogatory credit.  ; Low DTI - 17.94% DTI on fully documented file. Maximum DTI of 43% allowed.

6/18/15 - Received response from lender of:"Contract". Attached is a signed copy of the construction contract between the borrowers and builder for subject property dated 9/10/14. Contract includes preliminary construction drawings and reflects contractors compensation $528,000. Second attachment contains HUD1 Settlement Statement for lot purchase of the subject property. HUD reflects a sales price  of $225,000 and settlement date of 6/10/2014. ** Confirmed property descriptions on both attachments. Sale price of lot purchase provided on the HUD agrees with prior sale information in the appraisal report (pg 199). ** Exception partially cleared. Per lender guidelines: "If the lot is acquired separately, the borrower must also provide a copy of the recorded deed with the date of filing (if applicable) and one of the following: A copy of the lot purchase agreement or contract for deed, owners title policy, or A HUD-1 settlement statement". Copy of the recorded deed for lot purchase not provided. ** CR 0005 Exception Remains.;
6/22/15 - Received a memo stating: "The recorded deed is evidenced with the print out from the county records attached. The fact that it has "Unofficial Document" in the watermark is so you are able to confirm the recordation without having the original official document. This provides evidence of the lot purchase and the recording that took place". ** No exception cleared. Only one attachment (memo) received. Copy of the recorded deed for lot purchase not provided. ** CR 0005 Exception Remains.;
6/23/15 - Received a copy of the same memo that was received on 6/22/15. ** No exception cleared. Only one attachment (memo) received. Copy of the recorded deed for lot purchase not provided. ** CR 0005 Exception Remains.;
 6/25/15 - Received response from lender of: "Lot". Attached is the 3 page recorded copy of the General Warranty Deed for subject property lot that was executed on 6/6/14. * Confirmed APN. Exception satisfied with recorded copy of the General Warranty Deed for subject property lot along with previously received HUD1 settlement statement for lot purchase, and executed construction contract. ** CR 0005 Exception Cleared.

6/25/15 - Received response from lender of: "Lot". Attached is the 3 page recorded copy of the General Warranty Deed for subject property lot that was executed on 6/6/14. * Confirmed APN. Exception satisfied with recorded copy of the General Warranty Deed for subject property lot along with previously received HUD1 settlement statement for lot purchase, and executed construction contract. ** CR 0005 Exception Cleared.
													Funded	A	A	A	A	A
300015849	164189	06/10/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									07/01/2015
Excellent verified housing payment history - Borrowers have owned their primary residence for 21 years, free and clear. Credit report shows mortgage trade paid, 0x30 for 99 months reviewed.; Substantial verified reserves - Per guidelines, 12 months reserves required on primary and 6 months on other REO.  Verified 50 months reserves.; Low DTI - DTI of 25.62% on fully documented file.  Maximum guideline of 43%. ; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1987 with all credit verified paid 0x30. 796 qualifying credit score. 720 minimum score required.

6/25/15 - Received lender response of: "LOX for Recorded DOT". Lender attached copy of e-mail correspondence with Title. E-mail from Title company post closing processor states: "The deed of trust was sent out for our recording on June 9th. It was sent to our abstractor who will walk it through the process of recording." No exception cleared. Document alone is insufficient to confirm recordation of mortgage for subject property. Provide copy of final title reflecting recorded mortgage info or copy of recorded mortgage. DEED 0049 Exception Remains.;
 6/30/15 - Received response from lender of: "Recording receipt from county records"" Attached are receipts from county records for Deed of Trust recordation along with proof of payment for county and state transfer taxes. Tax ID # matches APN number in the Deed of Trust provided in file (pg 20). DEED 0049 Exception Cleared.

6/30/15 - Received response from lender of: "Recording receipt from county records"" Attached are receipts from county records for Deed of Trust recordation along with proof of payment for county and state transfer taxes. Tax ID # matches APN number in the Deed of Trust provided in file (pg 20). DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300015849	164194	06/10/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed
Missing required 3rd party appraisal analysis to reflect value of $830,000 is supported. CDA provided in file is dated 5/20/2015 which is prior to closing date of 6/2/2015. No Post closing CDA provided.
									09/16/2015
Excellent verified housing payment history - Borrowers have owned their primary residence for 21 years, free and clear. Credit report shows mortgage trade paid, 0x30 for 99 months reviewed.; Substantial verified reserves - Per guidelines, 12 months reserves required on primary and 6 months on other REO.  Verified 50 months reserves.; Low DTI - DTI of 25.62% on fully documented file.  Maximum guideline of 43%. ; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1987 with all credit verified paid 0x30. 796 qualifying credit score. 720 minimum score required.
											6/10/15 - Received 3rd Party Desk Review that reflects original appraisal value of $830,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	6/10/15 - Received 3rd Party Desk Review that reflects original appraisal value of $830,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300015849	164200	06/10/2015	Property	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date. Missing evidence that lender, Capital Bank, NA, has no affiliations to disclose.	06/22/2015
Excellent verified housing payment history - Borrowers have owned their primary residence for 21 years, free and clear. Credit report shows mortgage trade paid, 0x30 for 99 months reviewed.; Substantial verified reserves - Per guidelines, 12 months reserves required on primary and 6 months on other REO.  Verified 50 months reserves.; Low DTI - DTI of 25.62% on fully documented file.  Maximum guideline of 43%. ; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1987 with all credit verified paid 0x30. 796 qualifying credit score. 720 minimum score required.

6/19/15 - Received response from lender of: "Affiliates". Attached is a memo on company letterhead dated 6/15/15 from lenders SVP stating: "The request for the Affiliated Business Arrangement Disclosure in not applicable. Lender  has no affiliates. ** Lender confirms no affiliates to disclose, thus no affiliated business arrangement disclosure required. ** COMP 0010 Exception Cleared.

6/19/15 - Received response from lender of: "Affiliates". Attached is a memo on company letterhead dated 6/15/15 from lenders SVP stating: "The request for the Affiliated Business Arrangement Disclosure in not applicable. Lender has no affiliates. ** Lender confirms no affiliates to disclose,thus no affiliated business arrangement disclosure required. ** COMP 0010 Exception Cleared.
													Funded	A	A	A	A	A
300015849	164201	06/10/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	07/21/2015
Excellent verified housing payment history - Borrowers have owned their primary residence for 21 years, free and clear. Credit report shows mortgage trade paid, 0x30 for 99 months reviewed.; Substantial verified reserves - Per guidelines, 12 months reserves required on primary and 6 months on other REO.  Verified 50 months reserves.; Low DTI - DTI of 25.62% on fully documented file.  Maximum guideline of 43%. ; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1987 with all credit verified paid 0x30. 796 qualifying credit score. 720 minimum score required.

6/19/15 - Received response from lender of: "Disclosure". Attached is a screen shot from the lenders system reflecting borrowers name(s), subject property address, and GFE / TIL Application Dates 4/24/2015. Under the "Other Tracking" section of the screen shot reflects HUD Special Booklet Provided 4/27/2015. ** Screen shot confirms that the HUD Special Booklet on 4/27/2015 was provided within the required 3 business days from application date 4/24/2015. ** COMP 0038 Exception Cleared.

6/19/15 - Received response from lender of: "Disclosure". Attached is a screen shot from the lenders system reflecting borrowers name(s), subject property address, and GFE / TIL Application Dates 4/24/2015. Under the "Other Tracking" section of the screen shot reflects HUD Special Booklet Provided 4/27/2015. ** Screen shot confirms that the HUD Special Booklet on 4/27/2015 was provided within the required 3 business days from application date 4/24/2015. ** COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300015849	164212	06/10/2015	Credit	Missing Tax Transcript(s)	CRED 0091	2	Acknowledged	Borrower provided signed 2014 tax return, however missing Tax Transcript for 2014. The IRS Records of Account (pg 243) reflects the 2014 return has not been filed as of 5/20/2015.
Excellent verified housing payment history - Borrowers have owned their primary residence for 21 years, free and clear. Credit report shows mortgage trade paid, 0x30 for 99 months reviewed.; Substantial verified reserves - Per guidelines, 12 months reserves required on primary and 6 months on other REO.  Verified 50 months reserves.; Low DTI - DTI of 25.62% on fully documented file.  Maximum guideline of 43%. ; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1987 with all credit verified paid 0x30. 796 qualifying credit score. 720 minimum score required.

6/12/15 - Received LOX stating: "At the time of loan closing the IRS had not received / processed borrowers tax returns. This has been documented with a Tax Return Transcript stating no records available at this time. Please remove this exception". ** No exception cleared. Loan application date of 4/24/2015 is after IRS filing deadline. 2014 signed tax returns provided. Most recent two years 1040 IRS Tax Return Transcript for all borrowers required per guidelines. ** CRED 0091 Exception Remains.;
6/25/15 - Received response from lender of: "Resubmitted request on 6-24 for transcripts still unavailable. Attached is a resubmitted  Tax Return Transcript for 2014 stating no record of return filed. Request and response date of 06/24/15. ** No exception cleared. Loan application date of 4/24/2015 is after IRS filing deadline thus 2014 1040 IRS Tax Return Transcript for all borrowers is required. ** CRED 0091 Exception Remains.;
 6/30/15 - Received response from lender of: "Please be advised that lender policy is to show that the lender attempted to pull the TRVs and must provide proof of such, which this file contains. Please see the attached policy announcement that went to all business units within BOKF. Please remove or clear this condition." Attached is a lender Product Policy Announcement regarding Tax Transcript Process effective June 17, 2015. Announcement is due to IRS security breach that is causing the delays which reads: "In lieu of providing tax transcripts in these cases, obtain the IRS rejection notice received from the tax vendor, including the rejection code (no record found or data mismatch responses are not acceptable), and provide a written explanation in the file. In addition, a new 4506-T must be signed at closing." Exception overridden to EV2. No proof approved lender guideline has been amended per the new policy. File contains signed 4506T at closing and signed 2014 1040. CRED 0091 Exception Overridden to EV2 level.

Mitigated Risk: 6/30/15 - Received response from lender of: "Please be advised that lender policy is to show that the lender attempted to pull the TRVs and must provide proof of such, which this file contains. Please see the attached policy announcement that went to all business units within lender. Please remove or clear this condition." Attached is a lender Product Policy Announcement regarding Tax Transcript Process effective June 17, 2015. Announcement is due to IRS security breach that is causing the delays which reads: "In lieu of providing tax transcripts in these cases, obtain the IRS rejection notice received from the tax vendor, including the rejection code (no record found or data mismatch responses are not acceptable), and provide a written explanation in the file. In addition, a new 4506-T must be signed at closing." Exception overridden to EV2. No proof approved lender guideline has been amended per the new policy. File contains signed 4506T at closing and signed 2014 1040. CRED 0091 Exception Overridden to EV2 level.
													Funded	B	B	B	B	B
300015849	164214	06/10/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Evidence of hazard insurance (pg 381) does not include an annual premium amount to determine monthly insurance payment for borrowers primary residence located at 4433 Haverford Dr, Rockville, MD.	06/26/2015
Excellent verified housing payment history - Borrowers have owned their primary residence for 21 years, free and clear. Credit report shows mortgage trade paid, 0x30 for 99 months reviewed.; Substantial verified reserves - Per guidelines, 12 months reserves required on primary and 6 months on other REO.  Verified 50 months reserves.; Low DTI - DTI of 25.62% on fully documented file.  Maximum guideline of 43%. ; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1987 with all credit verified paid 0x30. 796 qualifying credit score. 720 minimum score required.
											6/25/15 - Received evidence of hazard insurance for property in question reflecting an annual premium amount. PITI reflected on Final 1003 confirmed to be accurate. CRED 0096 Exception Cleared.	6/25/15 - Received evidence of hazard insurance for property in question reflecting an annual premium amount. PITI reflected on Final 1003 confirmed to be accurate. CRED 0096 Exception Cleared.	Funded	A	A	A	A	A
300015849	164470	06/11/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
UPDATED EXCEPTION: Copy of the underwriter executed and dated 6/2/15 1008 provided post close on 6/19/15. 1008 'All Other Monthly Payments' totaling $699 should be corrected to correspond with Final 1003 Application 'Total Monthly Payment' of $95 (pg 52). Confirmed non real estate debt per credit bureau report dated 4/24/15 is $95 (pg 365).

 ORIGINAL EXCEPTION: No signed loan approval in file with Loan Program. No 1008 was provided in the image file. AUS (LP) provided (pg 660) only, which is dated 6/01/2015. Unable to determine final terms of approval, approving underwriter and date of lender approval.
									07/21/2015
Excellent verified housing payment history - Borrowers have owned their primary residence for 21 years, free and clear. Credit report shows mortgage trade paid, 0x30 for 99 months reviewed.; Substantial verified reserves - Per guidelines, 12 months reserves required on primary and 6 months on other REO.  Verified 50 months reserves.; Low DTI - DTI of 25.62% on fully documented file.  Maximum guideline of 43%. ; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1987 with all credit verified paid 0x30. 796 qualifying credit score. 720 minimum score required.

6/19/15 - Received response from lender of: "1008". Attached is a copy of the underwriter executed and dated 6/2/15 1008. ** 1008 'All Other Monthly Payments' totaling $699 should be corrected to correspond with Final 1003 Application 'Total Monthly Payment' of $95 (pg 52). Confirmed non real estate debt per credit bureau report dated 4/24/15 is $95 (pg 365). ** APRV 0001 Exception Partially Cleared.
UPDATED EXCEPTION: Copy of the underwriter executed and dated 6/2/15 1008 provided post close on 6/19/15. 1008 'All Other Monthly Payments' totaling $699 should be corrected to correspond with Final 1003 Application 'Total Monthly Payment' of $95 (pg 52). Confirmed non real estate debt per credit bureau report dated 4/24/15 is $95 (pg 365).;
6/26/15 - Received underwriter executed 1008. All other monthly payment has been corrected from $699 to $95 to correspond with Final 1003 application. Final DTI of 25.62%. Exception partially cleared. 1008 is not dated. APRV 0001 Exception Remains.;
 6/26/15 - Received underwriter executed 1008 dated 06/02/15. All other monthly payment has been corrected from $699 to $95 to correspond with Final 1003 application. Final DTI of 25.62%. APRV 0001 Exception Cleared.

6/26/15 - Received underwriter executed 1008 dated 06/02/15. All other monthly payment has been corrected from $699 to $95 to correspond with Final 1003 application. Final DTI of 25.62%. APRV 0001 Exception Cleared.
													Funded	A	A	A	A	A
300015849	164476	06/11/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Per VOE (pg 394) borrower has been with current employer since 6/2/2014. Missing VVOE from prior employer, PSA Insurance and Financial Services, LLC, verifying sufficient employment history meet 24 month employment verification requirement. No employment gaps greater than 30 days. 24 months employment with no gaps greater than 2 years is required.
									06/26/2015
Excellent verified housing payment history - Borrowers have owned their primary residence for 21 years, free and clear. Credit report shows mortgage trade paid, 0x30 for 99 months reviewed.; Substantial verified reserves - Per guidelines, 12 months reserves required on primary and 6 months on other REO.  Verified 50 months reserves.; Low DTI - DTI of 25.62% on fully documented file.  Maximum guideline of 43%. ; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1987 with all credit verified paid 0x30. 796 qualifying credit score. 720 minimum score required.

6/25/15 - Received pre consummation dated VVOE performed by lender reflecting B1 dates of prior self employment as 2012 through 2014 as Partner. VVOE was verified with the same CPA who prepared borrowers tax returns. 2013 and 2014 personal tax returns along with K1 provided in file confirms borrowers prior self employment with prior firm. 2014 K1 shows borrowers interest with prior firm is now 0%. 1003 confirms self employment through 05/25/114 thus verifying no 30 day gap. CRED 0007 Exception Cleared.

6/25/15 - Received pre consummation dated VVOE performed by lender reflecting B1 dates of prior self employment as 2012 through 2014 as Partner. VVOE was verified with the same CPA who prepared borrowers tax returns. 2013 and 2014 personal tax returns along with K1 provided in file confirms borrowers prior self employment with prior firm. 2014 K1 shows borrowers interest with prior firm is now 0%. 1003 confirms self employment through 05/25/114 thus verifying no 30 day gap. CRED 0007 Exception Cleared.
													Funded	A	A	A	A	A
300016259	164923	06/14/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Government Monitoring, Sec X of final 1003 (pg 91) was not properly completed by borrower/lender.	06/24/2015
Excellent verified credit history - 743/803 qualifying credit scores. No material derogatory credit. Credit file dates back to 8/1985. ; Excellent verified housing payment history - 261 months of current and prior mortgage history reporting 0x30. ; Substantial verified employment history - Coborrower on job for 17 years. ; Income verified was not used in qualifying - Coborrowers additional income from bonus averaged over 3 years was not used to qualify.
											6/23/15 - Received Final 1003 with Government Monitoring, Section X completed. APP 0002 Exception Cleared.	6/23/15 - Received Final 1003 with Government Monitoring, Section X completed. APP 0002 Exception Cleared.	Funded	A	A	A	A	A
300016259	164924	06/14/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $720,000 is supported. No post closing CDA provided.	09/16/2015
Excellent verified credit history - 743/803 qualifying credit scores. No material derogatory credit. Credit file dates back to 8/1985. ; Excellent verified housing payment history - 261 months of current and prior mortgage history reporting 0x30. ; Substantial verified employment history - Coborrower on job for 17 years. ; Income verified was not used in qualifying - Coborrowers additional income from bonus averaged over 3 years was not used to qualify.

6/17/15 - Received screen print out of e-mail correspondence with investor Registration reflecting First Appraisal is Supported. No exception cleared pending receipt of 3rd party CDA review. APPR 0040 Exception Remains.;
 6/19/15- Received 3rd Party Desk Review that reflects original appraisal value of $720,000.00 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

6/19/15- Received 3rd Party Desk Review that reflects original appraisal value of $720,000.00 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300016259	164926	06/14/2015	Property	Missing Affiliated Business Disclosure	COMP 0010	1	Closed
Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender, Bank of the Ozarks, has no affiliations to disclose.
									09/16/2015
Excellent verified credit history - 743/803 qualifying credit scores. No material derogatory credit. Credit file dates back to 8/1985. ; Excellent verified housing payment history - 261 months of current and prior mortgage history reporting 0x30. ; Substantial verified employment history - Coborrower on job for 17 years. ; Income verified was not used in qualifying - Coborrowers additional income from bonus averaged over 3 years was not used to qualify.
											6/23/15 - Bank presented a letter on letterhead executed by, AVP-Mortgage Operations that states they do not have any affiliations. COMP 0010 Exception Cleared.	6/23/15 - Bank presented a letter on letterhead executed by, AVP-Mortgage Operations that states they do not have any affiliations. COMP 0010 Exception Cleared.	Funded	A	A	A	A	A
300016259	164927	06/14/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraiser provided only 3 sold comps. No Listing Comps provided. No narrative provided for lack of listing comps. Comp distances range from .61 miles to 3.26 miles from subject. Appraiser provided only one comp within 1 mile of subject (Comp 3). Sales price of Comp 3 does not support value of subject. No additional listing comps were provided to lend support to value within 1 mile of subject.
									09/16/2015
Excellent verified credit history - 743/803 qualifying credit scores. No material derogatory credit. Credit file dates back to 8/1985. ; Excellent verified housing payment history - 261 months of current and prior mortgage history reporting 0x30. ; Substantial verified employment history - Coborrower on job for 17 years. ; Income verified was not used in qualifying - Coborrowers additional income from bonus averaged over 3 years was not used to qualify.

6/17/15 - Received response from lender of: "The appraisal was reviewed and the property and value accepted by Chase. Please remove." No exception cleared pending receipt of 3rd party CDA review. APPR 0002 Exception Remains.;
 6/24/15 - Received 3rd Party Desk Review that reflects original appraisal value of $720,000.00 is supported. Value confirmed by CDA which is performed by licensed appraiser. Per FNMA, a minimum of three closed comparables must be reported in the sales comparison approach which is met. APPR 0002 Exception Cleared.

6/24/15 - Received 3rd Party Desk Review that reflects original appraisal value of $720,000.00 is supported. Value confirmed by CDA which is performed by licensed appraiser. Per FNMA, a minimum of three closed comparables must be reported in the sales comparison approach which is met. APPR 0002 Exception Cleared.
													Funded	A	A	A	A	A
300016259	164965	06/14/2015	Credit	Insufficient verified reserves	CRED 0100	1	Closed
Missing terms of withdrawal for 401k accounts from borrowers employment with State Retirement and coborrowers employment. Reserves from 401K funds are required to meet lender guidelines. Borrowers have insufficient reserves without verification that funds are available for hardship withdrawal. Terms of Withdrawal to allow for hardship withdrawal related to second home, without restricting withdrawals to hardship related to primary home only.
									06/25/2015
Excellent verified credit history - 743/803 qualifying credit scores. No material derogatory credit. Credit file dates back to 8/1985. ; Excellent verified housing payment history - 261 months of current and prior mortgage history reporting 0x30. ; Substantial verified employment history - Coborrower on job for 17 years. ; Income verified was not used in qualifying - Coborrowers additional income from bonus averaged over 3 years was not used to qualify.

6/23/15 - Received response from lender of: 401K Withdrawal Terms". Attached is 401K terms of withdrawal from co-borrowers employer. ** Terms of withdrawal allows for Employer Contribution and Profit Sharing Contribution Withdrawals for participants with five years of participation in the plan. Not requiring terms of withdrawal for primary borrowers 401K account that was used to satisfy reserve requirement. Confirmed liquid assets were sufficient to cover cash required to close. 12 month subject property PITI reserve requirement and 6 month non-subject PITI reserve requirements, satisfied. ** CRED 0100 Exception Cleared.

6/23/15 - Received response from lender of: 401K Withdrawal Terms". Attached is 401K terms of withdrawal from co-borrowers employer. ** Terms of withdrawal allows for Employer Contribution and Profit Sharing Contribution Withdrawals for participants with five years of participation in the plan. Not requiring terms of withdrawal for primary borrowers 401K account that was used to satisfy reserve requirement. Confirmed liquid assets were sufficient to cover cash required to close. 12 month subject property PITI reserve requirement and 6 month non-subject PITI reserve requirements, satisfied. ** CRED 0100 Exception Cleared.
													Funded	A	A	A	A	A
300016259	164988	06/14/2015	Property	Lender Review Variance is not within tolerance.	APPR 0030	1	Closed
VERO valuation (pg 601) reflects a value of $480,000 which does not support the appraisal value of $720,000. Variance below appraisal is a negative 33.33%. Resulting LTV/CLTV based on review value is 119.67%.
									06/24/2015
Excellent verified credit history - 743/803 qualifying credit scores. No material derogatory credit. Credit file dates back to 8/1985. ; Excellent verified housing payment history - 261 months of current and prior mortgage history reporting 0x30. ; Substantial verified employment history - Coborrower on job for 17 years. ; Income verified was not used in qualifying - Coborrowers additional income from bonus averaged over 3 years was not used to qualify.

6/17/15 - Received response from lender of: "The appraisal was reviewed and the property and value accepted by investor. Please remove." No exception cleared pending receipt of 3rd party CDA review. APPR 0030 Exception Remains.;
 6/24/15 - Received 3rd Party Desk Review that reflects original appraisal value of $720,000.00 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0030 Exception Cleared.

6/24/15 - Received 3rd Party Desk Review that reflects original appraisal value of $720,000.00 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0030 Exception Cleared.
													Funded	A	A	A	A	A
300012467	167464	06/23/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter provided by the title insurer.	07/10/2015
Excellent verified credit history - 789 Qualifying score exceeds minimum required score of 720 per guidelines. No derogatory credit. Credit file dates back to 7/2001. ; Substantial verified reserves - Post closing reserves of $228,263.99. 55 months of verified PITI reserves. 12 months required per lender guidelines. ; Low DTI - 25.10% DTI on fully documented file is well below the maximum allowable of 43% per guidelines.; Potential for increased earnings - Borrower is leaving his current position VOE (pg 177) for new job indicates he will become a partner with a increase of two times the salary
											7/9/15 - Received Closing Protection Letter. TITL 0005 Exception Cleared.	7/9/15 - Received Closing Protection Letter. TITL 0005 Exception Cleared.	Funded	A	A	A	A	A
300012467	167521	06/23/2015	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Signed 1008 (pg 89) states See Attached Underwriting Conditions. Missing attachment with final underwriting condition. Unable to confirm all terms of lender approval were met.	07/10/2015
Excellent verified credit history - 789 Qualifying score exceeds minimum required score of 720 per guidelines. No derogatory credit. Credit file dates back to 7/2001. ; Substantial verified reserves - Post closing reserves of $228,263.99. 55 months of verified PITI reserves. 12 months required per lender guidelines. ; Low DTI - 25.10% DTI on fully documented file is well below the maximum allowable of 43% per guidelines.; Potential for increased earnings - Borrower is leaving his current position VOE (pg 177) for new job indicates he will become a partner with a increase of two times the salary
											7/9/15 - Received lender response of: "page 2 of underwriting approval reprinted for submission". Lender attached Underwriting Conditions (1 page total). APRV 0010 Exception Cleared.	7/9/15 - Received lender response of: "page 2 of underwriting approval reprinted for submission". Lender attached Underwriting Conditions (1 page total). APRV 0010 Exception Cleared.	Funded	A	A	A	A	A
300012467	167778	06/24/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No closing instructions provided.
									07/10/2015
Excellent verified credit history - 789 Qualifying score exceeds minimum required score of 720 per guidelines. No derogatory credit. Credit file dates back to 7/2001. ; Substantial verified reserves - Post closing reserves of $228,263.99. 55 months of verified PITI reserves. 12 months required per lender guidelines. ; Low DTI - 25.10% DTI on fully documented file is well below the maximum allowable of 43% per guidelines.; Potential for increased earnings - Borrower is leaving his current position VOE (pg 177) for new job indicates he will become a partner with a increase of two times the salary

7/10/15 - Received response from lender of: "Recorded DOT". Attached is a complete copy of the Mortgage for subject transaction. County recordation date is 6/8/15. ** Mortgage does not reflect APN, however, Lot number was confirmed. Recorded copy of Mortgage confirms recording is complete. ** DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300012467	167780	06/24/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Written VOR from private landlord on page 170 confirms 24 months of housing history. Missing 24 months of cancelled checks as required for private landlord verification.	08/11/2015
Excellent verified credit history - 789 Qualifying score exceeds minimum required score of 720 per guidelines. No derogatory credit. Credit file dates back to 7/2001. ; Substantial verified reserves - Post closing reserves of $228,263.99. 55 months of verified PITI reserves. 12 months required per lender guidelines. ; Low DTI - 25.10% DTI on fully documented file is well below the maximum allowable of 43% per guidelines.; Potential for increased earnings - Borrower is leaving his current position VOE (pg 177) for new job indicates he will become a partner with a increase of two times the salary

8/10/15 - Received response from lender of: "Attached are the bank statements that document the borrowers rental payments to a private party for the prior 2 years. These were paid via an internal bank customer to bank customer transfer at Financial Institution". Attached is a copy of the borrows bank statements evidencing 22 months of rental payment remittance in the amount of $1400/mo. ** Bank statements are in support of the VOR dated 5/19/15 confirming satisfactory landlord rating from 5/2012 through 6/2015 (pg 170). CRED 0001 Exception Cleared.

8/10/15 - Received response from lender of: "Attached are the bank statements that document the borrowers rental payments to a private party for the prior 2 years. These were paid via an internal bank customer to bank customer transfer at Financial Institution". Attached is a copy of the borrows bank statements evidencing 22 months of rental payment remittance in the amount of $1400/mo. ** Bank statements are in support of the VOR dated 5/19/15 confirming satisfactory landlord rating from 5/2012 through 6/2015 (pg 170). CRED 0001 Exception Cleared.
													Funded	A	A	A	A	A
300012467	167789	06/24/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing 3rd Party Desk Review	07/10/2015
Excellent verified credit history - 789 Qualifying score exceeds minimum required score of 720 per guidelines. No derogatory credit. Credit file dates back to 7/2001. ; Substantial verified reserves - Post closing reserves of $228,263.99. 55 months of verified PITI reserves. 12 months required per lender guidelines. ; Low DTI - 25.10% DTI on fully documented file is well below the maximum allowable of 43% per guidelines.; Potential for increased earnings - Borrower is leaving his current position VOE (pg 177) for new job indicates he will become a partner with a increase of two times the salary

6/22/15  - Received 3rd Party Desk Review that reflects original appraisal value of $725,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** PROP 0014 Exception Cleared.

6/22/15  - Received 3rd Party Desk Review that reflects original appraisal value of $725,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** PROP 0014 Exception Cleared.
													Funded	A	A	A	A	A
300019853	167901	06/24/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Fraud Report is incomplete. Pages are not properly formatted. The first seven pages of the report are incomplete. Missing complete Fraud report with all alerts satisfactorily addressed.	06/30/2015
Substantial verified reserves - Post closing reserves of $145,258.92. 37.4 months of verified PITI reserves. 12 months of PITI reserves required. All lender reserve requirements were met. ; Excellent verified credit history - 724 score for borrower/763 score for coborrower. Borrower has no derogatory since 2009. No derogatory for coborrower. 46 months of mortgage history paid 0x30. Credit file dates back to 11/1998.
											6/30/15 - Received complete copy of Fraud Report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	6/30/15 - Received complete copy of Fraud Report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300019853	168013	06/25/2015	Property	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender, First Bank, has no affiliations to disclose.	09/16/2015
Substantial verified reserves - Post closing reserves of $145,258.92. 37.4 months of verified PITI reserves. 12 months of PITI reserves required. All lender reserve requirements were met. ; Excellent verified credit history - 724 score for borrower/763 score for coborrower. Borrower has no derogatory since 2009. No derogatory for coborrower. 46 months of mortgage history paid 0x30. Credit file dates back to 11/1998.
											6/30/15 - Bank presented a letter on letterhead executed, AVP/Operations Manager that states they do not have any affiliations. COMP 0010 Exception Cleared.	6/30/15 - Bank presented a letter on letterhead executed, AVP/Operations Manager that states they do not have any affiliations. COMP 0010 Exception Cleared.	Funded	A	A	A	A	A
300019853	168033	06/25/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Placeholder for JPM Appraisal Review, no attention required.	06/30/2015
Substantial verified reserves - Post closing reserves of $145,258.92. 37.4 months of verified PITI reserves. 12 months of PITI reserves required. All lender reserve requirements were met. ; Excellent verified credit history - 724 score for borrower/763 score for coborrower. Borrower has no derogatory since 2009. No derogatory for coborrower. 46 months of mortgage history paid 0x30. Credit file dates back to 11/1998.
											Placeholder for JPM Appraisal Review, no attention required.	Placeholder for JPM Appraisal Review, no attention required.	Funded	A	A	A	A	A
300019853	168042	06/25/2015	Credit	Missing Required Property Title Search	TITL 0009	1	Closed	Title Commitment in file (pg 222) is not complete. Pages 3 and 4 of the document are mostly blank. Missing Schedule A of commitment with proposed vesting information.	06/30/2015
Substantial verified reserves - Post closing reserves of $145,258.92. 37.4 months of verified PITI reserves. 12 months of PITI reserves required. All lender reserve requirements were met. ; Excellent verified credit history - 724 score for borrower/763 score for coborrower. Borrower has no derogatory since 2009. No derogatory for coborrower. 46 months of mortgage history paid 0x30. Credit file dates back to 11/1998.
											6/30/15 - Received complete copy of title commitment for subject. Schedule A of commitment with proposed vesting information provided. TITL 0009 Exception Cleared.	6/30/15 - Received complete copy of title commitment for subject. Schedule A of commitment with proposed vesting information provided. TITL 0009 Exception Cleared.	Funded	A	A	A	A	A
300016251	168102	06/25/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Final 1008 in file (pg 7) is signed but not dated. No other loan approval in file. Unable to determine lender approval date.	07/16/2015
Substantial verified reserves - Post closing reserves of $969,770.40 or 300.24 months reserves. 12 months PITI reserve requirement satisfied for subject property satisfied. All reserve requirements met. ; Excellent verified credit history - 785/799 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Limited credit user. Credit file dates back to 9/1986. ; Income verified was not used in qualifying - Lender qualified borrower on W2 income only, income from K1 sources was not used in qualifying.
											7/13/15 - Received a copy of the underwriter executed Final 1008 dated 4/28/15. ** APRV 0003 Exception Cleared.;	7/13/15 - Received a copy of the underwriter executed Final 1008 dated 4/28/15. ** APRV 0003 Exception Cleared.	Funded	A	A	A	A	A
300016251	168155	06/25/2015	Credit	Missing proof property ownership is free and clear of debt/liens	CRED 0088	1	Closed
Primary residence is listed as Free and Clear. Lender provided documentation of tax and insurance (pg 22). Insurance policy (pg 22) lists mortgage with bank. Missing evidence that Bank loan #2247 is paid and proof that primary residence is free and clear.
									07/14/2015
Substantial verified reserves - Post closing reserves of $969,770.40 or 300.24 months reserves. 12 months PITI reserve requirement satisfied for subject property satisfied. All reserve requirements met. ; Excellent verified credit history - 785/799 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Limited credit user. Credit file dates back to 9/1986. ; Income verified was not used in qualifying - Lender qualified borrower on W2 income only, income from K1 sources was not used in qualifying.

7/13/15 - Received response from lender of: "Proof of property owned F/C". Attached is a copy of an amended declaration to homeowners insurance policy dated 5/27/15. Purpose for amendment was to eliminate mortgagee. ** HOI reflecting no mortgagee confirms property is owned free and clear. Original loan file documents property taxes and insurance. CRED 0088 Exception Cleared.

7/13/15 - Received response from lender of: "Proof of property owned F/C". Attached is a copy of an amended declaration to homeowners insurance policy dated 5/27/15. Purpose for amendment was to eliminate mortgagee. ** HOI reflecting no mortgagee confirms property is owned free and clear. Original loan file documents property taxes and insurance. CRED 0088 Exception Cleared.
													Funded	A	A	A	A	A
300016251	168161	06/25/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing letter signed by borrower addressing all credit inquiries in past 120 days reflected on credit report (pg 20). Any new credit accounts opened to be fully documented.	07/14/2015
Substantial verified reserves - Post closing reserves of $969,770.40 or 300.24 months reserves. 12 months PITI reserve requirement satisfied for subject property satisfied. All reserve requirements met. ; Excellent verified credit history - 785/799 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Limited credit user. Credit file dates back to 9/1986. ; Income verified was not used in qualifying - Lender qualified borrower on W2 income only, income from K1 sources was not used in qualifying.

7/13/15 - Received borrower executed letter of explanation for credit inquiries dated 5/1/15. All inquiries on 3/19/15 and 4/14/15 were due to borrower shopping for mortgage. ** Inquiries on 4/27/15 by lender for subject transaction, no letter of explanation required. ** CRED 0093 Exception Cleared.

7/13/15 - Received borrower executed letter of explanation for credit inquiries dated 5/1/15. All inquiries on 3/19/15 and 4/14/15 were due to borrower shopping for mortgage. ** Inquiries on 4/27/15 by lender for subject transaction, no letter of explanation required. ** CRED 0093 Exception Cleared.
													Funded	A	A	A	A	A
300016251	168168	06/25/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
UPDATED EXCEPTION: Received unsigned copy of the 2013 1065 Business Tax Returns. Lender guidelines state: "Most recent two (2) years of corporate and/or partnership, signed Federal tax returns with all schedules".

 ORIGINAL EXCEPTION: Borrower is 25% owner of Interchange Partners (pg 67). 2014 tax returns provided (pg 62). Missing 2013 business tax returns. 2 years of signed tax returns required per guidelines.
									07/22/2015
Substantial verified reserves - Post closing reserves of $969,770.40 or 300.24 months reserves. 12 months PITI reserve requirement satisfied for subject property satisfied. All reserve requirements met. ; Excellent verified credit history - 785/799 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Limited credit user. Credit file dates back to 9/1986. ; Income verified was not used in qualifying - Lender qualified borrower on W2 income only, income from K1 sources was not used in qualifying.

7/13/15 - Received response from lender of: "Income Docs". Attached is a copy of the 2013 1065 Business Tax Return for business #1 (25% Ownership). 2013 K1s for 4 businesses provided. ** Exception partially cleared. Copy of the 2013 1065 Business Tax Returns are not signed by the borrower. Lender guidelines states: "Most recent two (2) years of corporate and/or partnership, signed Federal tax returns with all schedules". CRED 0087 Exception Remains.

7/14/15 - Received response from lender of: "Profit and and Balance Sheet". Attached is copies of financial statements dated 5/31/15.  ** No exception cleared. Missing signed 2013 1065 Business Tax Returns.

UPDATED EXCEPTION: Received unsigned copy of the 2013 1065 Business Tax Returns. Lender guidelines state: "Most recent two (2) years of corporate and/or partnership, signed Federal tax returns with all schedules".

 7/21/15 - Received borrower signed pg 1 of the 1065 Partnership Tax Returns to complete unsigned copy of tax returns previously received. CRED 0087 Exception Cleared.
												7/21/15 - Received borrower signed pg 1 of the 1065 Partnership Tax Returns to complete unsigned copy of tax returns previously received. CRED 0087 Exception Cleared.	Funded	A	A	A	A	A
300016251	168172	06/25/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing Third Party Appraisal Review	07/14/2015
Substantial verified reserves - Post closing reserves of $969,770.40 or 300.24 months reserves. 12 months PITI reserve requirement satisfied for subject property satisfied. All reserve requirements met. ; Excellent verified credit history - 785/799 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Limited credit user. Credit file dates back to 9/1986. ; Income verified was not used in qualifying - Lender qualified borrower on W2 income only, income from K1 sources was not used in qualifying.
											6/25/15 - Received 3rd Party Desk Review that reflects original appraisal value of $648,000 is supported. Value confirmed by licensed appraiser. PROP 0014 Exception Cleared.	6/25/15 - Received 3rd Party Desk Review that reflects original appraisal value of $648,000 is supported. Value confirmed by licensed appraiser. PROP 0014 Exception Cleared.	Funded	A	A	A	A	A
300016251	168195	06/26/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
UPDATED EXCEPTION: Missing Cash Flow Analysis form to document underwriters income calculation as required per lender guidelines.

 ORIGINAL EXCEPTION: Income Documentation is deficient for the following:  1) 2014 K1s provided for all business entities (pgs 67, 101-103, 110). Only 1 2013 K1 provided (pg 196). Missing 2013 K1s for other business entities reflects on summary C (pg 345, 346). 2 years of K1s required per guidelines.  2) Borrower is 25% owner of 1 business, missing 2015 Balance Sheet and P&L 3) Missing Self Employed Cash Flow Analysis or similar form as required per lender guidelines. Worksheet in file (pg 9) does not confirm income analysis.
									07/22/2015
Substantial verified reserves - Post closing reserves of $969,770.40 or 300.24 months reserves. 12 months PITI reserve requirement satisfied for subject property satisfied. All reserve requirements met. ; Excellent verified credit history - 785/799 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Limited credit user. Credit file dates back to 9/1986. ; Income verified was not used in qualifying - Lender qualified borrower on W2 income only, income from K1 sources was not used in qualifying.

7/13/15 - Received response from lender of: "P&L and Balance Sheets with Income Docs". Attached is a copy of the Balance Sheet and Statement of Earnings dated 5/31/15, however, print date of 7/13/15 is dated post consummation. Second attachment provides a copy of the unsigned 2013 1065 Business Tax Returns and 2013 K1s from 4 businesses. ** Exception partially cleared. Refer to updated exception below. CRED 0082 Exception Remains.

UPDATED EXCEPTION: Missing Cash Flow Analysis form to document underwriters income calculation as required by lender guidelines. P&L statement and Balance Sheet dated 5/31/15 reflects "Printed On 7/13/2015", which is dated post consummation. Missing copies of P&L Statement and Balance Sheet obtained pre consummation.;

7/16/15 - Received response from lender of: "Please note that the P&L and Balance Sheets for this borrower were provided to the lender prior to closing and scanned into their system. Anytime they print documents out, it dates the documents the date that they print it. This was printed and uploaded to the clean room on 07/13/2015. Please clear finding". ** Lender confirms borrowers Profit & Loss statement and Balance Sheets dated 5/31/15 with print date of 7/13/15 were received pre loan consummation. Exception partially cleared. Refer to updated exception. CRED 0082 Exception Remains.;

UPDATED EXCEPTION: Missing Cash Flow Analysis form to document underwriters income calculation as required per lender guidelines.;

 7/20/15 - Received a copy of the underwriters Self-Employed Income Analysis form reflecting 2013/2014 average income. Lender used the lesser 2013/2014 average W2 income for qualifying. ** Review used 2013/2014 average W2 income and 2013/2014 average K1 loss from partnership (pg 102, Stip 7/13). Review DTI of 25.33% is below the program max 43%. CRED 0082 Exception Cleared.

7/20/15 - Received a copy of the underwriters Self-Employed Income Analysis form reflecting 2013/2014 average income. Lender used the lesser 2013/2014 average W2 income for qualifying. ** Review used 2013/2014 average W2 income and 2013/2014 average K1 loss from partnership (pg 102, Stip 7/13). Review DTI of 25.33% is below the program max 43%. CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300013804	168684	07/01/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	Parcel ID number was not listed on Mortgage (pg 48). Section for Parcel ID number was left blank.	07/06/2015
Income verified was not used in qualifying - VOE (pg 247) reflects bonus and other income which was not used to qualify.; Substantial verified reserves - Post closing reserves of $108,350.78. 12.93 months of PITI reserves. 9 months required. Reserves verified are all cash. ; Excellent verified credit history - 825/817 qualifying credit scores. 700 minimum required. No derogatory credit. 113 months of current and prior mortgage history paid 0x30.

7/2/15 - Received response from lender of: "Recorded DOT that includes parcel #". Attached is a complete copy of the recorded Deed of Trust. Pg 3 of 16 reflects the parcel id. County recordation date 6/22/15. ** Confirmed parcel ID with original appraisal APN. ** DEED 0049 Exception Cleared.

7/2/15 - Received response from lender of: "Recorded DOT that includes parcel #". Attached is a complete copy of the recorded Deed of Trust. Pg 3 of 16 reflects the parcel id. County recordation date 6/22/15. ** Confirmed parcel ID with original appraisal APN. ** DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300013804	168689	07/01/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,400,000 is supported. No post closing CDA provided.	09/16/2015
Income verified was not used in qualifying - VOE (pg 247) reflects bonus and other income which was not used to qualify.; Substantial verified reserves - Post closing reserves of $108,350.78. 12.93 months of PITI reserves. 9 months required. Reserves verified are all cash. ; Excellent verified credit history - 825/817 qualifying credit scores. 700 minimum required. No derogatory credit. 113 months of current and prior mortgage history paid 0x30.

7/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,400,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

7/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,400,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300013804	168694	07/01/2015	Compliance	Missing Right of Rescission	ROR 0001	1	Closed
Subject is refinance of borrowers primary residence. Paying off construction loan on newly constructed home on same lot where borrower had resided since 2008. No evidence borrower was provided with 3 day rescission period. No Right To Cancel documents provided.
									07/06/2015
Income verified was not used in qualifying - VOE (pg 247) reflects bonus and other income which was not used to qualify.; Substantial verified reserves - Post closing reserves of $108,350.78. 12.93 months of PITI reserves. 9 months required. Reserves verified are all cash. ; Excellent verified credit history - 825/817 qualifying credit scores. 700 minimum required. No derogatory credit. 113 months of current and prior mortgage history paid 0x30.

7/1/15 - Lender to Lender Rate/Term Refinance is paying off construction loan. Lender did not disclose right to rescind. Right of Rescission does not apply to lender to lender refinance (no new money) that is used to pay off a construction loan that is being converted to permanent financing. ** ROR 0001 Exception Cleared.
													Funded	A	A	A	A	A
300013804	168696	07/01/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice to Home Loan Applicant disclosure.	07/06/2015
Income verified was not used in qualifying - VOE (pg 247) reflects bonus and other income which was not used to qualify.; Substantial verified reserves - Post closing reserves of $108,350.78. 12.93 months of PITI reserves. 9 months required. Reserves verified are all cash. ; Excellent verified credit history - 825/817 qualifying credit scores. 700 minimum required. No derogatory credit. 113 months of current and prior mortgage history paid 0x30.

7/2/15 - Received response from lender of: "LOE". Attached is a memo from lender on company letterhead signed by a VP stating: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau". **  FACT 0001 Exception Cleared.

7/2/15 - Received response from lender of: "LOE". Attached is a memo from lender on company letterhead signed by a VP stating: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau". **  FACT 0001 Exception Cleared.
													Funded	A	A	A	A	A
300013804	168697	07/01/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores disclosure.	07/06/2015
Income verified was not used in qualifying - VOE (pg 247) reflects bonus and other income which was not used to qualify.; Substantial verified reserves - Post closing reserves of $108,350.78. 12.93 months of PITI reserves. 9 months required. Reserves verified are all cash. ; Excellent verified credit history - 825/817 qualifying credit scores. 700 minimum required. No derogatory credit. 113 months of current and prior mortgage history paid 0x30.

7/2/15 - Received response from lender of: "Attached, along with system print history to show date provided". Attached is a Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #3-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 4/10/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #12 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #3 of Initial Disclosures. Application date is 4/8/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.

7/2/15 - Received response from lender of: "Attached, along with system print history to show date provided". Attached is a Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #3-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail.  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 4/10/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #12 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #3 of Initial Disclosures. Application date is 4/8/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
300013804	168698	07/01/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence that borrower was provided with Patriot Act Disclosure.	07/06/2015
Income verified was not used in qualifying - VOE (pg 247) reflects bonus and other income which was not used to qualify.; Substantial verified reserves - Post closing reserves of $108,350.78. 12.93 months of PITI reserves. 9 months required. Reserves verified are all cash. ; Excellent verified credit history - 825/817 qualifying credit scores. 700 minimum required. No derogatory credit. 113 months of current and prior mortgage history paid 0x30.

7/2/15 - Received response from lender of: "Previously we have been able to submit borrower(s) ID to clear this disclosure. IDs are attached". Attached are copies of both borrowers social security cards and state drivers licenses. ** Loan file contains copy of Welcome letter to borrower that includes the Customer Identification Notice / Patriot Act Notice (pg 465). Copy of notice to borrower with copies of identification obtained by lender is satisfied.  ** COMP 0006 Exception Cleared.

7/2/15 - Received response from lender of: "Previously we have been able to submit borrower(s) ID to clear this disclosure. IDs are attached". Attached are copies of both borrowers social security cards and state drivers licenses. ** Loan file contains copy of Welcome letter to borrower that includes the Customer Identification Notice / Patriot Act Notice (pg 465). Copy of notice to borrower with copies of identification obtained by lender is satisfied.  ** COMP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300013804	168703	07/01/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Initial credit report (pg 123) dated 4/9/2015 was updated on 4/29/2015 (pg 118) with 16 accounts listed as being deleted from the borrowers credit file. Updated, full credit report should have been pulled to reflect accurate credit history and credit scores. Missing updated credit report after 4/29/2015 to reflect deleted accounts. Lender approval (pg 410) required a soft pull credit report dated within 10 days of closing. This report was not provided in file.
									07/06/2015
Income verified was not used in qualifying - VOE (pg 247) reflects bonus and other income which was not used to qualify.; Substantial verified reserves - Post closing reserves of $108,350.78. 12.93 months of PITI reserves. 9 months required. Reserves verified are all cash. ; Excellent verified credit history - 825/817 qualifying credit scores. 700 minimum required. No derogatory credit. 113 months of current and prior mortgage history paid 0x30.

7/2/15 - Received response from lender of: "Soft pull completed 6/11". Attached is a copy of the soft pull credit bureau report dated 6/11/15. ** Soft pull credit report is dated within 10 business days of Note date as required per lender underwriting requirement sheet (pg 410). Credit bureau supplement dated 4/29/15 reflects 16 accounts deleted. ** CRED 0093 Exception Cleared.

7/2/15 - Received response from lender of: "Soft pull completed 6/11". Attached is a copy of the soft pull credit bureau report dated 6/11/15. ** Soft pull credit report is dated within 10 business days of Note date as required per lender underwriting requirement sheet (pg 410). Credit bureau supplement dated 4/29/15 reflects 16 accounts deleted. ** CRED 0093 Exception Cleared.
													Funded	A	A	A	A	A
300015676	169983	07/09/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed
1008 in file (Stip 1008) is not signed or dated. Lender worksheets provided are signed but no evidence of final approval was provided. Missing BOK approval form signed and dated by underwriter. Unable to confirm lender approval date and approving underwriter.
									07/23/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.
											7/21/15 - Received a copy of the underwriter signed and dated 1008. APRV 0003 Exception Cleared.	7/21/15 - Received a copy of the underwriter signed and dated 1008. APRV 0003 Exception Cleared.	Approved	A	A	A	A	A
300015676	169992	07/09/2015	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed
HUD (pg 28), Line 809, reflects Appraisal Review Fee of $205. No copy of Appraisal Review was provided in the file. Copy of Service Link Appraisal Invoice in file (pg 45) does not reflect Review Fee.  Missing copy of appraisal review or evidence no review appraisal was ordered.
									07/24/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.

7/23/15 - Received response from lender of: "Refund to Borrower for $205". Attached is a copy of a cashiers check payable to both borrowers in the amount of $205. Memo reflects: Loan Number and "Refund Appraisal Review Fee". ** Borrower was refunded the apprasial review fee that was charged per HUD1 (pg 28). Apprasial invoice (pg 5) does not reflect a charge for Appraisal Review Fee, thus confirms no appraisal review was ordered. APPR 0041 Exception Cleared.

7/23/15 - Received response from lender of: "Refund to Borrower for $205". Attached is a copy of a cashiers check payable to both borrowers in the amount of $205. Memo reflects: Loan Number and "Refund Appraisal Review Fee". ** Borrower was refunded the apprasial review fee that was charged per HUD1 (pg 28). Apprasial invoice (pg 5) does not reflect a charge for Appraisal Review Fee, thus confirms no appraisal review was ordered. APPR 0041 Exception Cleared.
													Approved	A	A	A	A	A
300015676	170005	07/09/2015	Property	Appraisal value is not supported.	APPR 0003	1	Closed	Sales price of $850,000 exceeds appraisal value of $840,000. Missing acknowledgment from borrower they were paying more then appraisal value for subject.	07/23/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.

7/15/15 - Received lender response of: "contract amendment addressing". Lender provided the same documents as in original file which includes an unsigned Note to UW that seller did not accept lowered sales price and an Addendum to Purchase Agreement indicating sellers to give buyers $10,000 credit. No exception cleared. Missing acknowledgment from borrower they were paying more then appraisal value for subject. APPR 0003 Exception Remains.;
 7/21/15 - Received a signed statement from borrower stating: " I (borrowers names provided) understand that the property we are purchasing (property address provided) appraised for $840,000". ** Signed statement from the borrower acknowledges appraised value. Purchase agreement signed by borrowers 4/3/15 had a sales price of $850,000 per appraisal report presented in the original loan file. Signed statement confirms borrowers acknowledgement of appraised value being less than purchase price. Signed addendum to Purchase agreement dated 4/3/15 provides Seller Credit to Borrowers in the amount of $10,000 to address the low appraised value. APPR 0003 Exception Cleared.

7/21/15 - Received a signed statement from borrower stating: " I (borrowers names provided) understand that the property we are purchasing (property address provided) appraised for $840,000". ** Signed statement from the borrower acknowledges appraised value. Purchase agreement signed by borrowers 4/3/15 had a sales price of $850,000 per appraisal report presented in the original loan file. Signed statement confirms borrowers acknowledgement of appraised value being less than purchase price. Signed addendum to Purchase agreement dated 4/3/15 provides Seller Credit to Borrowers in the amount of $10,000 to address the low appraised value. APPR 0003 Exception Cleared.
													Approved	A	A	A	A	A
300015676	170018	07/09/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Fraud report in Stips Fraud Report folder is not complete. Includes only 3 pages. Complete Fraud Report is required.	09/16/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.

7/21/15 - Received complete copy of Fraud report dated 6/9/15, Borrower Risk Score 998/Property Risk Score 600. High Impact Variance for potential property value addressed based on CDA dated 6/3/15 that supports the original appraised value. All other variances cleared by lender. CRED 0089 Exception Cleared.

7/21/15 - Received complete copy of Fraud report dated 6/9/15, Borrower Risk Score 998/Property Risk Score 600. High Impact Variance for potential property value addressed based on CDA dated 6/3/15 that supports the original appraised value. All other variances cleared by lender. CRED 0089 Exception Cleared.
													Approved	A	A	A	A	A
300015676	170022	07/09/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	2	Acknowledged
Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date. File contains a copy of HUD Booklet (Stip InitDisclosure) and eSign list (pg 122) confirms the documents acknowledged by the borrower. Special Information Handbook/HUD Settlement Book was not acknowledged by the borrower.

Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.

7/16/15 - Received response from lender of: "Please see the e-signature summary, starting on page 122 attached initial disclosures." No exception cleared. ESign list does not confirm that borrower was provided with HUD Settlement booklet. COMP 0038 Exception Remains.;
 7/16/15 - Received copies of initial disclosure packet (includes Settlement Cost Booklet), welcome letter, disclosure cover letter, and eSign package overview. Initial disclosure cover letter and initial disclosures dated 4/24/15, thus confirming initial disclosures were issued within 3 business days of Application date of 4/24/15. ** HUD Settlement Cost Booklet is not dated. Package overview (pg 122) does not list the HUD Settlement Booklet. All other initial disclosures were issued and eSigned acknowledged by the borrowers on 4/24/15, within 3 business days of application. Missing evidence of delivery of HUD Settlement Booklet. While it is best practice for the originator to have proof of delivery of the HUD Settlement booklet to the consumer within 3-business days of the application date, there is no assignee liability and no private right of action, thus override to EV2 level. COMP 0038 Exception Overridden to EV2.
												Mitigated Risk: 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977.	Approved	B	B	B	B	B
300015676	170023	07/09/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice to Home Loan Applicant disclosure.	07/14/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.

7/13/15 - Received response from lender of: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. FACT 0001 Exception Cleared.

7/13/15 - Received response from lender of: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. FACT 0001 Exception Cleared.
													Approved	A	A	A	A	A
300015676	170024	07/09/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores disclosure.	07/17/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.

7/15/15 - Received response from lender of: "Welcome letter". Lender attached copy of Welcome Letter and ESign Process Summary submitted previously. No exception cleared. No evidence that borrower was provided with Right to Receive Credit Scores disclosure within 3 business days of application date. FACT 0002 Exception Remains.;
7/17/15 - Received lender response of: "All initial disclosure were sent electronically. I have atached the esign sumary highlighting when the B & Co-B reviewed the welcome letter, which contains the right to receive credit disclosure." Lender attached copy of Welcome Letter and ESign Process Summary submitted previously. ESign Process Summary confirms Welcome letter which contains Fair Credit Reporting Act Notice was sent to borrowers on 04/24/15 which is the same date as the application date. FACT 0002
 Exception Cleared.

7/17/15 - Received lender response of: "All initial disclosure were sent electronically. I have atached the esign sumary highlighting when the B & Co-B reviewed the welcome letter, which contains the right to receive credit disclosure." Lender attached copy of Welcome Letter and ESign Process Summary submitted previously. ESign Process Summary confirms Welcome letter which contains Fair Credit Reporting Act Notice was sent to borrowers on 04/24/15 which is the same date as the application date. FACT 0002
 Exception Cleared.
													Approved	A	A	A	A	A
300015676	170049	07/09/2015	Compliance	Missing Final TIL	TIL 0001	1	Closed	Missing final TIL. Compliance review is not complete.	07/16/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.
											7/15/15 - Received Final TIL. MDIA review complete. TIL 0001 Exception Cleared.	7/15/15 - Received Final TIL. MDIA review complete. TIL 0001 Exception Cleared.	Approved	A	A	A	A	A
300015676	170052	07/09/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Per appraisal (pg 46) the sales price was $840,000. Appraiser states they were provided with a sales contract showing price of $840,000 and no seller credit. Per UW note (Stip PurchaseAgreement V2) the seller did not agree to lower sales price to $840,000. Appraisal should reflect the final terms of the contract with price of $850,000 and $10,000 seller concession. Sales price and concession comments should be updated.
									09/16/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.

7/28/15 - Received response from lender of: "Revised appraisal. See notes on page #10".  Attached is a revised appraisal reflecting two "revised appraisal report comments" on pages 10 and 11 of the report provided.  The amendment acknowledges the increased sale price to $850,000 and the $10,000 seller credit/concession.  APPR 0002 Exception Cleared.

7/28/15 - Received response from lender of: "Revised appraisal. See notes on page #10".  Attached is a revised appraisal reflecting two "revised appraisal report comments" on pages 10 and 11 of the report provided.  The amendment acknowledges the increased sale price to $850,000 and the $10,000 seller credit/concession.  APPR 0002 Exception Cleared.
													Approved	A	A	A	A	A
300015676	170070	07/09/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing confirmation from borrower that they were provided with a copy of all appraisal documents used for qualifying.	09/16/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.

7/21/15 - Received response from lender of: "We do not receive confirmation from the borrower after providing the appraisal to them. Attached is the email when it was sent". Attached is a copy of an outgoing email correspondence to borrowers email address reflecting Appraisal as subject with PDF attachment labeled as: borrower.loan number.appraisal.lendername. ** Email correspondence to borrower confirms delivery of appraisal. ECOA 0003 Exception Cleared.

7/21/15 - Received response from lender of: "We do not receive confirmation from the borrower after providing the appraisal to them. Attached is the email when it was sent". Attached is a copy of an outgoing email correspondence to borrowers email address reflecting Appraisal as subject with PDF attachment labeled as: borrower.loan number.appraisal.lendername. ** Email correspondence to borrower confirms delivery of appraisal. ECOA 0003 Exception Cleared.
													Approved	A	A	A	A	A
300015676	170073	07/09/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing verification of PITI expenses on all other properties owned by the borrower:   Verification of taxes and insurance required for free and clear land located in, reviewer used amounts stated on 1003 pending verification.
									09/16/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.

7/15/15 - Received two attachments. First attachment is copy of Title Certification reflecting land has tax amount of $3506.50 (pg 7). The remaining first 6 pages confirmed taxes and insurance for all properties. Second attachment contains mortgage statements for properties which confirm no escrow. CRED 0096 Exception Cleared.

7/15/15 - Received two attachments. First attachment is copy of Title Certification reflecting land has tax amount of $3506.50 (pg 7). The remaining first 6 pages confirmed taxes and insurance for all properties. Second attachment contains mortgage statements for properties which confirm no escrow. CRED 0096 Exception Cleared.
													Approved	A	A	A	A	A
300015676	170074	07/09/2015	Credit	Missing proof property ownership is free and clear of debt/liens	CRED 0088	1	Closed	Missing proof that property in listed on 1003 is free and clear as stated.	09/16/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.
											7/15/15 - Lender provided response of: "Lien search". Attached is copy of Title Certification reflecting free and clear. CRED 0088 Exception Cleared.	7/15/15 - Lender provided response of: "Lien search". Attached is copy of Title Certification reflecting free and clear. CRED 0088 Exception Cleared.	Approved	A	A	A	A	A
300015676	170077	07/09/2015	Credit	Missing listing agreement of prior residence	CRED 0036	1	Closed	Per borrower motivation letter (pg 213) a copy of the listing agreement on their current 2nd home was provided with the LOE. Missing copy of listing agreement on current 2nd home.	07/16/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.
											7/15/15 - Received Listing Agreement on current 2nd home. CRED 0036 Exception Cleared.	7/15/15 - Received Listing Agreement on current 2nd home. CRED 0036 Exception Cleared.	Approved	A	A	A	A	A
300015676	170079	07/09/2015	Compliance	Box 2. - Interest rate charge cannot increase on HUD1	RESPA 0011	1	Closed
Only GFE in file (Stip InitDiscl pg 13) disclosed $710 801/Origination Charge and $0 802/Discount Charge. Final HUD (pg 27) reflects an 801 charge of $661.50 and and 802 charge of $3360. 802/Box 2 increased from $0 to $3360. Missing evidence of redisclosed GFE dated 3 days prior reflecting increased 802/Box 2 charge. RESPA tolerance cure on line 206 of HUD was not sufficient to cure violation.
									07/23/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.
											7/15/15 - Received redisclosed GFE dated 6/19/2015. RESPA 0011 Exception Cleared.	7/15/15 - Received redisclosed GFE dated 6/19/2015. RESPA 0011 Exception Cleared.	Approved	A	A	A	A	A
300015676	170080	07/09/2015	Compliance	Box A. - Adjusted origination charge cannot increase on HUD1	RESPA 0012	1	Closed
Only GFE in file (Stip InitDiscl pg 13) disclosed $710 801/Origination Charge and $0, 802/Discount Charge. Final HUD (pg 27) reflects an 801 charge of $661.50 and and 802 charge of $3360. 803/Box A increased from $710 to $4021.50. Missing evidence of redisclosed GFE dated 3 days prior reflecting increased 803/Box A charge. RESPA tolerance cure on line 206 of HUD was not sufficient to cure violation.
									07/23/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.
											7/15/15 - Received redisclosed GFE dated 6/19/2015. RESPA 0012 Exception Cleared.	7/15/15 - Received redisclosed GFE dated 6/19/2015. RESPA 0012 Exception Cleared.	Approved	A	A	A	A	A
300015676	170139	07/10/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Asset documentation is deficient for the following: 1) Bank  statements cover only a 1 month period (pg 84-87). 2 months of bank statements required.  2) Bank printout (pg 234) is not complete. Based on bank deposit slip (pg 235), however no full statement from was provided. Missing 2 months of bank statements and updated print out reflecting name of institution on printout. 3) Verification of life Insurance loan of $300,000 documented (pg 206,234-238). Missing statement from life insurance confirming total Cash Balance. Statement to cover a minimum of 2 months. 4) IRA accounts (pg 88-139) are incomplete. Missing complete statements for IRA account numbers 8919, 9719, 8810 and 9818. Image of the statements reflects only half of the page. Missing 2 months complete statements for all  IRA accounts. IRA accounts are titled in the name of borrowers Trust. Missing copy of Trust documents to confirm borrowers have full access to funds held in Trust. 6) All of borrower assets used for qualifying were inadequately documented. Borrower has insufficient fully verified assets to meet cash to close and meet reserve requirements.
									09/16/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.

7/15/15 - Received lender response of: "statements attached". Lender provided 5 attachments total which includes additional months of Bank statements, 2 months Bank statements which match account number on printout, documentation of Life Insurance cash value along with statement covering 3 months, 2 months of complete statements on all accounts and copy of borrowers Trust with no evidence of restricted assets to any bank accounts in name of Trust. Sufficient assets verified for cash to close and reserve requirements. CRED 0083 Exception Cleared.

7/15/15 - Received lender response of: "statements attached". Lender provided 5 attachments total which includes additional months of Bank statements, 2 months Bank statements which match account number on printout, documentation of Life Insurance cash value along with statement covering 3 months, 2 months of complete statements on all accounts and copy of borrowers Trust with no evidence of restricted assets to any bank accounts in name of Trust. Sufficient assets verified for cash to close and reserve requirements. CRED 0083 Exception Cleared.
													Approved	A	A	A	A	A
300015676	170140	07/10/2015	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed
Notes on IRA statement (pg 140) indicate borrower is going to obtain an Asset secured loan of $175,000 to be used for downpayment. Notes indicate loan documentation to be provided, however this was not provided in file. Missing documentation of $175,000 loan and verification no repayment was required.
									09/16/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.

7/17/15 - Received clarification from lender of: "Borrower switched to using the life insurance asset and borrowed $300,000 from that life insurance company. Per Investor Guidelines, we are not required to count terms as it's a life insurance/financial asset used for collateral. Copies of the  statements, proof of receipt of $300,000 from the life insurance policy, and proof funds deposited into the borrower's own account are provided. This life insurance policy is held within the borrowers' trust account 925-18073-1-0." Agree. Lender provided Letter verifying loan from  is against Cash Value of Life Insurance. No payment required. Details of policy also included. Deposit from life insurance of $300,000 used for down payment documented in original file. CRED 0097 Exception Cleared.

7/17/15 - Received clarification from lender of: "Borrower switched to using the life insurance asset and borrowed $300,000 from that life insurance company. Per Investor Guidelines, we are not required to count terms as it's a life insurance/financial asset used for collateral. Copies of the  statements, proof of receipt of $300,000 from the life insurance policy, and proof funds deposited into the borrower's own account are provided. This life insurance policy is held within the borrowers' trust account 925-18073-1-0." Agree. Lender provided Letter verifying loan from  is against Cash Value of Life Insurance. No payment required. Details of policy also included. Deposit from life insurance of $300,000 used for down payment documented in original file. CRED 0097 Exception Cleared.
													Approved	A	A	A	A	A
300015676	170150	07/10/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	1003 (pg 33) lists bonus income, however no bonus income was verified. Income worksheet (Stip 1008 pg 4) indicates a written VOE was provided. Missing written VOE used to qualify bonus income.	09/16/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.

7/16/15 - Received response from lender of: "see UW comments regarding bonus and full VOE". Attached is Written VOE which reflects bonuses of $63,500 on 2014 and $57,000 for 2013. 2015 YTD reflects "Not Yet Provided". Underwriter Comments in Income section state bonuses are paid out in September. 2 year average is sufficient as it has not declined. CRED 0082 Exception Cleared.

7/16/15 - Received response from lender of: "see UW comments regarding bonus and full VOE". Attached is Written VOE which reflects bonuses of $63,500 on 2014 and $57,000 for 2013. 2015 YTD reflects "Not Yet Provided". Underwriter Comments in Income section state bonuses are paid out in September. 2 year average is sufficient as it has not declined. CRED 0082 Exception Cleared.
													Approved	A	A	A	A	A
300015676	170170	07/10/2015	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed
Cash required for closing of $172,149.12, only $8500 EMD was fully verified. Account printout pg 234 (Landmark Bank) was used to document remaining funds required for closing. Missing 2 months of bank statements for this account and documentation of Life Insurance policy that was used to fund the large deposit of $300,000.
									09/16/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.

7/16/15 - Lender provided with complete documentation of $300,000 deposit from Life Insurance including document reflecting Cash Value was sufficient to cover $300,000 disbursement. Also received 2 months of bank statements from Bank which confirm printout originally provided is for Bank. Funds in  Bank and $300,000 life insurance disbursement are fully verified. CRED 0016 Exception Cleared.

7/16/15 - Lender provided with complete documentation of $300,000 deposit from Life Insurance including document reflecting Cash Value was sufficient to cover $300,000 disbursement. Also received 2 months of bank statements from Bank which confirm printout originally provided is for Bank. Funds in  Bank and $300,000 life insurance disbursement are fully verified. CRED 0016 Exception Cleared.
													Approved	A	A	A	A	A
300015676	171263	07/16/2015	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed	Based on GFE received on 07/15/15, file is missing Changed Circumstance documentation dated within 3 days of redisclosed GFE dated 6/19/2015 (Stip GFE).	07/23/2015
Excellent verified credit history - 805/811 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 8/1977. ; Excellent verified housing payment history - 265 months of current and prior mortgage history paid 0x30.

7/22/15 - Received response from lender of: "The 6/19 GFE was for a rate lock change/ extension. That automatically creates a GFE redisclosure and a change of circumstance does not have to be manually entered". System printout included reflects Rate Locked 6/19/15 for 60 days at 4%, thus confirms changed circumstance for GFE issued 6/19/15. GFE was disclosed within 3 business days of rate lock date. RESPA 0005 Exception Cleared.

7/22/15 - Received response from lender of: "The 6/19 GFE was for a rate lock change/ extension. That automatically creates a GFE redisclosure and a change of circumstance does not have to be manually entered". System printout included reflects Rate Locked 6/19/15 for 60 days at 4%, thus confirms changed circumstance for GFE issued 6/19/15. GFE was disclosed within 3 business days of rate lock date. RESPA 0005 Exception Cleared.
													Approved	A	A	A	A	A
300021784	168767	07/01/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $691,000 is supported. No post closing CDA provided.	09/16/2015
Excellent verified housing payment history - 769/762 qualifying credit score. 700 minimum required. No derogatory credit. Credit file dates back to 2/1956. ; Low DTI - 23.3% DTI on fully documented file. Maximum of 43% DTI allowed. ; Low LTV/CLTV - 62.81% LTV/CLTV is below the maximum for the program of 75%.; Substantial verified reserves - Post closing reserves of $986,858.10. 191 months of PITI reserves verified. 9 months of PITI reserves required.

7/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** APPR 0040 Exception Cleared.

7/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300021784	168774	07/01/2015	Compliance	Missing Right of Rescission	ROR 0001	1	Closed	No Right of Recession form in file. Subject is a Lender to Lender refinance of primary residence. Unable to confirm borrower was provided with 3 day Right to Cancel.	09/16/2015
Excellent verified housing payment history - 769/762 qualifying credit score. 700 minimum required. No derogatory credit. Credit file dates back to 2/1956. ; Low DTI - 23.3% DTI on fully documented file. Maximum of 43% DTI allowed. ; Low LTV/CLTV - 62.81% LTV/CLTV is below the maximum for the program of 75%.; Substantial verified reserves - Post closing reserves of $986,858.10. 191 months of PITI reserves verified. 9 months of PITI reserves required.
											7/2/15 - No ROR required for this transaction." Agree. Transaction is a Lender to Lender refinance with no new funds advanced per Final HUD1, thus no ROR is required. ROR 0001 Exception Cleared.	7/2/15 - No ROR required for this transaction." Agree. Transaction is a Lender to Lender refinance with no new funds advanced per Final HUD1, thus no ROR is required. ROR 0001 Exception Cleared.	Funded	A	A	A	A	A
300021784	168776	07/01/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Notice to Home Loan Applicant disclosure was not provided in the file.	07/06/2015
Excellent verified housing payment history - 769/762 qualifying credit score. 700 minimum required. No derogatory credit. Credit file dates back to 2/1956. ; Low DTI - 23.3% DTI on fully documented file. Maximum of 43% DTI allowed. ; Low LTV/CLTV - 62.81% LTV/CLTV is below the maximum for the program of 75%.; Substantial verified reserves - Post closing reserves of $986,858.10. 191 months of PITI reserves verified. 9 months of PITI reserves required.

7/2/15 - Received response from lender of: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. FACT 0001 Exception Cleared.

7/2/15 - Received response from lender of: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. FACT 0001 Exception Cleared.
													Funded	A	A	A	A	A
300021784	168777	07/01/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Right to receive credit score disclosure was not provided in the file.	07/06/2015
Excellent verified housing payment history - 769/762 qualifying credit score. 700 minimum required. No derogatory credit. Credit file dates back to 2/1956. ; Low DTI - 23.3% DTI on fully documented file. Maximum of 43% DTI allowed. ; Low LTV/CLTV - 62.81% LTV/CLTV is below the maximum for the program of 75%.; Substantial verified reserves - Post closing reserves of $986,858.10. 191 months of PITI reserves verified. 9 months of PITI reserves required.

7/2/15 - Received lender response of: Disclosure attached, along with system print history to show date provided". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were provided to the borrower. 1st screenshot shows date disclosures were sent out (Packet #2-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower. Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 05/16/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided. Second print screen reflects line #12 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #2 of Initial Disclosures. Application date is 06/16/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.

7/2/15 - Received lender response of: Disclosure attached, along with system print history to show date provided". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were provided to the borrower. 1st screenshot shows date disclosures were sent out (Packet #2-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower. Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 05/16/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided. Second print screen reflects line #12 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #2 of Initial Disclosures. Application date is 06/16/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
300021784	168809	07/01/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	2013 tax returns are incomplete. Missing Schedule A attachment to 2013 tax returns starting on page 239.	07/21/2015
Excellent verified housing payment history - 769/762 qualifying credit score. 700 minimum required. No derogatory credit. Credit file dates back to 2/1956. ; Low DTI - 23.3% DTI on fully documented file. Maximum of 43% DTI allowed. ; Low LTV/CLTV - 62.81% LTV/CLTV is below the maximum for the program of 75%.; Substantial verified reserves - Post closing reserves of $986,858.10. 191 months of PITI reserves verified. 9 months of PITI reserves required.

7/17/15 - Received a copy of the borrowers 2013 1040 Schedule A with supplemental statements.  ** Schedule A and supplemental statements completes the copy of 2013 1040 Tax Return that was provided in original loan file. CRED 0087 Exception Cleared.

7/17/15 - Received a copy of the borrowers 2013 1040 Schedule A with supplemental statements.  ** Schedule A and supplemental statements completes the copy of 2013 1040 Tax Return that was provided in original loan file. CRED 0087 Exception Cleared.
													Funded	A	A	A	A	A
300022535	169119	07/03/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed
No signed loan approval in file with Loan Program. 1008 in file (pg 65) is not signed or dated. No other lender loan approval in file. Unable to determine approved loan program, loan approval date and approving underwriter.
									07/15/2015
Substantial verified reserves - Post closing reserves of $235,305.77. 54 months of subject PITI reserves are verified. 12 months PITI reserves are required. All lender reserve requirements were met.; Excellent verified credit history - 790/787 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1992. ; Excellent verified housing payment history - 159 months of current and prior mortgage history paid 0x30. ; Low DTI - 23.03% DTI on fully documented file. 43% maximum DTI allowed per guidelines.
											7/14/15 - Received underwriter executed 1008 reflecting a date of 06/23/15. DTI is 22.960% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	7/14/15 - Received underwriter executed 1008 reflecting a date of 06/23/15. DTI is 22.960% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	Funded	A	A	A	A	A
300022535	169121	07/03/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	07/14/2015
Substantial verified reserves - Post closing reserves of $235,305.77. 54 months of subject PITI reserves are verified. 12 months PITI reserves are required. All lender reserve requirements were met.; Excellent verified credit history - 790/787 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1992. ; Excellent verified housing payment history - 159 months of current and prior mortgage history paid 0x30. ; Low DTI - 23.03% DTI on fully documented file. 43% maximum DTI allowed per guidelines.
											7/13/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed and low risk adjusted score of 1000. CRED 0089 Exception Cleared.	7/13/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed and low risk adjusted score of 1000. CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300022535	169123	07/03/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
Mortgage is deficient for the following: 1) Deed of Trust (pg 10) does not provided the Assessors Parcel Number for the subject.  2) No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									07/21/2015
Substantial verified reserves - Post closing reserves of $235,305.77. 54 months of subject PITI reserves are verified. 12 months PITI reserves are required. All lender reserve requirements were met.; Excellent verified credit history - 790/787 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1992. ; Excellent verified housing payment history - 159 months of current and prior mortgage history paid 0x30. ; Low DTI - 23.03% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/13/15 - Received lender response of: "LOX on APNs in Texas". Attached is lender Memo which reads: "Texas does not require the APN to be recorded on the security instrument. This has been verified by the audit firm through Pearson and Patterson the law firm that draws the mortgage legal documents. Please remove finding." Agree. Pearson and Patterson that draw the mortgage legal documents for this closing confirms that APN is not required. Legal description was confirmed to match for the subject property. Exception partially cleared. Still missing evidence that mortgage has been sent for recording. DEED 0049 Exception Remains.;
 7/19/15 - Received a copy of the Statutory Correction Affidavit dated 7/13/15 stating: "I make this affidavit as a correction instrument to (state code) with regard to the following non-material error in the Original Instrument recorded in the Clerks Document (number): This document is being rerecorded to add page 6 and 7 of the Deed of Trust attached as Exhibit A which were inadvertently omitted from the Deed of Trust". Affidavit goes on to state: "The Original Deed of Trust is hereby corrected to include page 6 and 7 as follows with respect to the Deed of Trust described above: See attached Exhibit A". Exhibit A and B attached. County recordation date 7/14/15. ** Confirmed borrowers name and property description. Exhibit A (pages 6 and 7 of the Deed of Trust) completes the copy of the DOT provided in the original loan file. County recordation date 7/14/15 confirms recording is complete. DEED 0049 Exception Cleared.

7/19/15 - Received a copy of the Statutory Correction Affidavit dated 7/13/15 stating: "I make this affidavit as a correction instrument to (state code) with regard to the following non-material error in the Original Instrument recorded in the Clerks Document (number): This document is being rerecorded to add page 6 and 7 of the Deed of Trust attached as Exhibit A which were inadvertently omitted from the Deed of Trust". Affidavit goes on to state: "The Original Deed of Trust is hereby corrected to include page 6 and 7 as follows with respect to the Deed of Trust described above: See attached Exhibit A". Exhibit A and B attached. County recordation date 7/14/15. ** Confirmed borrowers name and property description. Exhibit A (pages 6 and 7 of the Deed of Trust) completes the copy of the DOT provided in the original loan file. County recordation date 7/14/15 confirms recording is complete. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300022535	169125	07/03/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $670,000 is supported. No post closing CDA provided.	09/16/2015
Substantial verified reserves - Post closing reserves of $235,305.77. 54 months of subject PITI reserves are verified. 12 months PITI reserves are required. All lender reserve requirements were met.; Excellent verified credit history - 790/787 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1992. ; Excellent verified housing payment history - 159 months of current and prior mortgage history paid 0x30. ; Low DTI - 23.03% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $670,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** APPR 0040 Exception Cleared.

7/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $670,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300022535	169183	07/04/2015	Property	Missing Affiliated Business Disclosure	COMP 0010	1	Closed
Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender, Prosperity Bank, has no affiliations to disclose.
									09/16/2015
Substantial verified reserves - Post closing reserves of $235,305.77. 54 months of subject PITI reserves are verified. 12 months PITI reserves are required. All lender reserve requirements were met.; Excellent verified credit history - 790/787 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1992. ; Excellent verified housing payment history - 159 months of current and prior mortgage history paid 0x30. ; Low DTI - 23.03% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/13/15 - Bank presented a letter on letterhead executed which states: "We do not use affiliated and we are not an affiliated company." Unable to determine position of officer who signed the letter. Exception cleared based on previously received signed letter from lender.  Bank previously presented a letter on letterhead executed by Mortgage Loan Officer, VP that states they do not have any affiliations COMP 0010 Exception Cleared.

7/13/15 - Bank presented a letter on letterhead executed which states: "We do not use affiliated and we are not an affiliated company." Unable to determine position of officer who signed the letter. Exception cleared based on previously received signed letter from lender.  Bank previously presented a letter on letterhead executed by Mortgage Loan Officer, VP that states they do not have any affiliations COMP 0010 Exception Cleared.
													Funded	A	A	A	A	A
300022535	169184	07/04/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	07/21/2015
Substantial verified reserves - Post closing reserves of $235,305.77. 54 months of subject PITI reserves are verified. 12 months PITI reserves are required. All lender reserve requirements were met.; Excellent verified credit history - 790/787 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 9/1992. ; Excellent verified housing payment history - 159 months of current and prior mortgage history paid 0x30. ; Low DTI - 23.03% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/13/15 - Received copy of Settlement Cost Booklet (71 pages total) with date/time stamp reflected on top left corner. No exception cleared. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date. COMP 0038 Exception Remains.;
 7/21/15 - Received a copy of the borrower executed HUD Settlement Cost Booklet Acknowledgment stating: "We made application for a mortgage loan on 5/21/15 with (lender). We confirm that we received the CFPB Settlement Cost Booklet within three days of making application. We have received a copy of the CFPB Settlement Cost Booklet". ** Borrower signed acknowledgment of receipt for Settlement Cost Booklet confirms delivery within 3 days of application. COMP 0038 Exception Cleared.

7/21/15 - Received a copy of the borrower executed HUD Settlement Cost Booklet Acknowledgment stating: "We made application for a mortgage loan on 5/21/15 with (lender). We confirm that we received the CFPB Settlement Cost Booklet within three days of making application. We have received a copy of the CFPB Settlement Cost Booklet". ** Borrower signed acknowledgment of receipt for Settlement Cost Booklet confirms delivery within 3 days of application. COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300019907	169896	07/08/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No closing instructions provided.
									07/31/2015
Excellent verified housing payment history - VOM and credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 792 qualifying credit score.  700 minimum score required per guidelines.   No derogatory credit.  ; Low DTI - 30.94% DTI on fully documented file. 43% maximum DTI allowed.

7/16/15 - Received lender response of: "Documentation of the recording of the security instrument was pulled off of the county website which when printed or saved contains the watermark of "Unofficial Copy". However, if you will look at the top of each page it has Travis County recording information contained on it. Deed Record 2015105935 12 pages." Attached is an unofficial copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (13 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recording information is reflected on the last page. Exception partially cleared. APN not confirmed. Missing confirmation that APN is not required to be placed on the Deed of Trust. DEED 0049 Exception Remains.;
 7/31/15 - Received response from lender of: "APN not required in Texas on Security Instruments". DEED 0049 Exception Cleared.
												7/31/15 - Received response from lender of: "APN not required in Texas on Security Instruments". DEED 0049 Exception Cleared.	Approved	A	A	A	A	A
300019907	169905	07/08/2015	Property	Property Site Value exceeds 30%	APPR 0038	2	Acknowledged
Appraiser does not provide any commentary addressing subject's 76.42% site value and states (pg 411) it was only provided at the request of the client. Unable to determine if high site value ratio is typical for the area.

Excellent verified housing payment history - VOM and credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 792 qualifying credit score.  700 minimum score required per guidelines.   No derogatory credit.  ; Low DTI - 30.94% DTI on fully documented file. 43% maximum DTI allowed.

7/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $687,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. No comment was provided on original appraisal and CDA to address excessive site value ratio. Appraiser did not indicate if site value above 30% is typical for the area. Site value ratio is greater than 50%. APPR 0038 Exception Overridden to EV2 level due to mitigated risk factors.

Mitigated Risk: 7/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $687,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. No comment was provided on original appraisal and CDA to address excessive site value ratio. Appraiser did not indicate if site value above 30% is typical for the area. Site value ratio is greater than 50%. APPR 0038 Exception Overridden to EV2 level due to mitigated risk factors.
													Approved	B	B	B	B	B
300019907	169907	07/08/2015	Credit	Undisclosed or Excluded Debt	CRED 0086	1	Closed
Title commitment (pg 232) Sch C, Item 7 reflects borrower has two private mortgages on the subject property: one for $35,000 and one for $470,000. Final HUD1 (pg 270) does not  reflect the $35,000 Note was paid off.
									07/31/2015
Excellent verified housing payment history - VOM and credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 792 qualifying credit score.  700 minimum score required per guidelines.   No derogatory credit.  ; Low DTI - 30.94% DTI on fully documented file. 43% maximum DTI allowed.

7/16/15 - Received response from lender of: "Lien Release". Attached is a copy of notarized Release of Lien for $35,000 and $470,000 private loans with Note holder, Nancy L. Seewald. No exception cleared. Provide copy of recorded Release of Lien or Final Title policy showing subject loan only. CRED 0086 Exception Remains.;
 7/23/15 - Received a copy of the Final Title Policy for subject transaction dated 7/6/15. Title Policy reflects no other mortgages. CRED 0086 Exception Cleared.
												7/23/15 - Received a copy of the Final Title Policy for subject transaction dated 7/6/15. Title Policy reflects no other mortgages. CRED 0086 Exception Cleared.	Approved	A	A	A	A	A
300019907	169908	07/08/2015	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage of $329,000 (pg 186) is insufficient to cover the Note amount of $476,000.  No cost to rebuild was provided on appraisal and insurance company did not provide a Cost Estimator to confirm coverage amount. No evidence of extended coverage or Guaranteed replacement coverage noted on evidence of insurance. Based on documents in file hazard coverage is insufficient.
									08/07/2015
Excellent verified housing payment history - VOM and credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 792 qualifying credit score.  700 minimum score required per guidelines.   No derogatory credit.  ; Low DTI - 30.94% DTI on fully documented file. 43% maximum DTI allowed.

8/5/15 - Received lender response of: "HOI LOX". Attached is a lender memo which reads: "Based on documents in file hazard coverage is insufficient Appraised Value: site value = required coverage $ 687,000 ( page 2 of appraisal) - $ 525,000 ( page 4 of appraisal) = $ 162,000. The dwelling coverage on the insurance policy is $ 329,000." Based on lender calculation, it appears lender meant to state that coverage is sufficient (not insufficient). Based on appraisal report, it evident that the majority of the value is in the land as evidenced by $525,000 site value; thus dwelling coverage of $329,000 is sufficient. HAZ 0004 Exception Cleared.

8/5/15 - Received lender response of: "HOI LOX". Attached is a lender memo which reads: "Based on documents in file hazard coverage is insufficient Appraised Value: site value = required coverage $ 687,000 ( page 2 of appraisal) - $ 525,000 ( page 4 of appraisal) = $ 162,000. The dwelling coverage on the insurance policy is $ 329,000." Based on lender calculation, it appears lender meant to state that coverage is sufficient (not insufficient). Based on appraisal report, it evident that the majority of the value is in the land as evidenced by $525,000 site value; thus dwelling coverage of $329,000 is sufficient. HAZ 0004 Exception Cleared.
													Approved	A	A	A	A	A
300019907	169911	07/09/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
VVOE (pg 263, duplicate pg 404) is not dated by loan processor, date area is blank. Unable to confirm if VVOE was performed within 10 days prior to 06/29/2015 Note date as required per lender guidelines. verifications to be dated prior to consummation date.
									07/17/2015
Excellent verified housing payment history - VOM and credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 792 qualifying credit score.  700 minimum score required per guidelines.   No derogatory credit.  ; Low DTI - 30.94% DTI on fully documented file. 43% maximum DTI allowed.
											7/16/15 - Received fully completed VVOE. Employment verified by loan processor prior to consummation. CRED 0006 Exception Cleared.	7/16/15 - Received fully completed VVOE. Employment verified by loan processor prior to consummation. CRED 0006 Exception Cleared.	Approved	A	A	A	A	A
300019907	169912	07/09/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing letter signed by borrower addressing all credit inquiries in past 120 days. Any new credit accounts opened to be fully documented. Credit report pg 154 reflects inquiries.	07/17/2015
Excellent verified housing payment history - VOM and credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 792 qualifying credit score.  700 minimum score required per guidelines.   No derogatory credit.  ; Low DTI - 30.94% DTI on fully documented file. 43% maximum DTI allowed.

7/16/15 - Received Processor Cert stating both the inquiries on 4/7/15 and 3/25/15 were from lender who uses Advantage Credit to pull credit report. Agree. Credit report on pg 146 is pulled with Advantage Credit. CRED 0093 Exception Cleared.

7/16/15 - Received Processor Cert stating both the inquiries on 4/7/15 and 3/25/15 were from lender who uses Advantage Credit to pull credit report. Agree. Credit report on pg 146 is pulled with Advantage Credit. CRED 0093 Exception Cleared.
													Approved	A	A	A	A	A
300019907	169913	07/09/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Missing terms of withdrawal. Processor Cert from lender (pg 1, 2) is not sufficient documentation to evidence terms of withdrawal for borrowers 401K used for reserves.  Complete terms of withdrawal must be provided, confirming when borrower is allowed to withdraw funds from 401k.
									07/31/2015
Excellent verified housing payment history - VOM and credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 792 qualifying credit score.  700 minimum score required per guidelines.   No derogatory credit.  ; Low DTI - 30.94% DTI on fully documented file. 43% maximum DTI allowed.

7/29/15 - Received same copy of processors certification that was presented in the original loan file stating: "The purpose of this letter is to satisfy the condition asking for a date on the most recent statement for Borrowers 401K. The attached print out was provided to establish verification that Borrower has access to her 401K while employed by showing that she as loan access to the account. Unfortunately this information does not have a date since it is not a formal statement and is just showing availability of the loan". ** Processors certification and 401K printout do not meet the requirements for 401K terms of withdrawal. Excluded 401K assets due to missing terms of withdrawal. Large deposit from Borrowers employer on 5/28 in the amount of $25,401.14 (pg 6) was also excluded since no documentation was presented in the original loan file to properly source the deposit. Post closing funds with 401K and large deposit excluded is $50,890.39 or 16 months PITI reserves. 9 months PITI reserve requirement satisfied. No additional documentation required. Reserve requirement satisfied with the exclusion of 401K funds and unsourced large deposit. CRED 0083 Exception Cleared.

7/29/15 - Received same copy of processors certification that was presented in the original loan file stating: "The purpose of this letter is to satisfy the condition asking for a date on the most recent statement for Borrowers 401K. The attached print out was provided to establish verification that Borrower has access to her 401K while employed by showing that she as loan access to the account. Unfortunately this information does not have a date since it is not a formal statement and is just showing availability of the loan". ** Processors certification and 401K printout do not meet the requirements for 401K terms of withdrawal. Excluded 401K assets due to missing terms of withdrawal. Large deposit from Borrowers employer on 5/28 in the amount of $25,401.14 (pg 6) was also excluded since no documentation was presented in the original loan file to properly source the deposit. Post closing funds with 401K and large deposit excluded is $50,890.39 or 16 months PITI reserves. 9 months PITI reserve requirement satisfied. No additional documentation required. Reserve requirement satisfied with the exclusion of 401K funds and unsourced large deposit. CRED 0083 Exception Cleared.
													Approved	A	A	A	A	A
300019907	169914	07/09/2015	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed
Missing Changed Circumstance documents for redisclosed GFE (pg 65) dated 6/22/2015. Email pg 58 provided as a Change of Circumstance is not dated.  Unable to confirm Changed Circumstance was dated within 3 days prior to redisclosure.
									08/07/2015
Excellent verified housing payment history - VOM and credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 792 qualifying credit score.  700 minimum score required per guidelines.   No derogatory credit.  ; Low DTI - 30.94% DTI on fully documented file. 43% maximum DTI allowed.

7/16/15 - Received Changed Circumstance dated 05/08/15. No exception cleared. Missing is Changed Circumstance to correspond with redisclosed GFE (pg 65) dated 6/22/2015. Additional Change of Circumstance (pg 2) provided is not dated. RESPA 0005 Exception Remains.;
 8/5/15 - Received Changed Circumstance dated 06/22/15 which corresponds with redisclosed GFE (pg 65) dated 6/22/2015. Change Circumstance Form reflects reason is due to loan amount change. RESPA 0005 Exception Cleared.

8/5/15 - Received Changed Circumstance dated 06/22/15 which corresponds with redisclosed GFE (pg 65) dated 6/22/2015. Change Circumstance Form reflects reason is due to loan amount change. RESPA 0005 Exception Cleared.
													Approved	A	A	A	A	A
300019907	170285	07/10/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Missing VOM and 24 months cancelled checks to evidence 0x30 payment history for $35,000 private Note per Title commitment pg 233 Sch C Item 7.	09/16/2015
Excellent verified housing payment history - VOM and credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 792 qualifying credit score.  700 minimum score required per guidelines.   No derogatory credit.  ; Low DTI - 30.94% DTI on fully documented file. 43% maximum DTI allowed.

7/29/15 - Received a copy of the Final Title Policy for subject transaction. ** No exception cleared. Missing verification of mortgage for private Note in the amount of $35,000 that is reflected on the Title Commitment (pg 233 Item 7) to evidence 24 months satisfactory mortgage history. CRED 0001 Exception Remains.
8/6/15 - Received response from lender of: "release". Attached is a copy of notarized Release of Lien for $35,000 and $470,000 private loans with Note holder. No exception cleared. Missing is verification to evidence timely payment of previous private loans. CRED 0001 Exception Remains.;
 8/10/15 - Received response from lender of: "Second Lien Documentation". Attached is copy of HUD1 that reflects the payoff of the mortgage reflected on the title commitment dated 6/28/2013 reflecting payoff of the 2nd lien Note on line #505.  Mortgage was taken out 4/26/2013 (two months prior). Attached is a lender memo stating: "The borrower purchased the property in question on 04/26/2013 and the seller of her new home carried back a second in the amount of $35,000.00 until the borrower was able to sell her prior home, which she did on 07/09/2013 and the second lien was paid off per the HUD-1 and wire. The lien holder, having not ever done a lien before did not realize that a release of lien was required to be filed and this was done when the title company brought it to the attention of the note holder who then, having been paid over two years ago, filed the release. There will not be a 24 month VOM.  Please see the supporting documentation and remove finding. The third document provided is a Receipts and Disbursement Ledger dated 8/7/2015 that reflects wire disbursement was made on 7/9/2013 to payoff the mortgage note holder for the 2nd lien. ** Agree, no 24 month mortgage history will be available, thus not required.  Lien was only held for two months and was two years ago.  CRED 0001 Exception Cleared.

7/29/15 - Received a copy of the Final Title Policy for subject transaction. ** No exception cleared. Missing verification of mortgage for private Note in the amount of $35,000 that is reflected on the Title Commitment (pg 233 Item 7) to evidence 24 months satisfactory mortgage history. CRED 0001 Exception Remains.
8/6/15 - Received response from lender of: "release". Attached is a copy of notarized Release of Lien for $35,000 and $470,000 private loans with Note holder. No exception cleared. Missing is verification to evidence timely payment of previous private loans. CRED 0001 Exception Remains.;
 8/10/15 - Received response from lender of: "Second Lien Documentation". Attached is copy of HUD1 that reflects the payoff of the mortgage reflected on the title commitment dated 6/28/2013 reflecting payoff of the 2nd lien Note on line #505.  Mortgage was taken out 4/26/2013 (two months prior). Attached is a lender memo stating: "The borrower purchased the property in question on 04/26/2013 and the seller of her new home carried back a second in the amount of $35,000.00 until the borrower was able to sell her prior home, which she did on 07/09/2013 and the second lien was paid off per the HUD-1 and wire. The lien holder, having not ever done a lien before did not realize that a release of lien was required to be filed and this was done when the title company brought it to the attention of the note holder who then, having been paid over two years ago, filed the release. There will not be a 24 month VOM.  Please see the supporting documentation and remove finding. The third document provided is a Receipts and Disbursement Ledger dated 8/7/2015 that reflects wire disbursement was made on 7/9/2013 to payoff the mortgage note holder for the 2nd lien. ** Agree, no 24 month mortgage history will be available, thus not required.  Lien was only held for two months and was two years ago.  CRED 0001 Exception Cleared.
													Approved	A	A	A	A	A
300025294	170438	07/11/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	Missing signed and dated lender approval. 1008 (pg 10) is not signed or dated. No other lender approval in file. Unable to confirm approval date and approving underwriter.	07/31/2015
Excellent verified credit history - 804/749 qualifying credit scores. 720 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1985. ; Low DTI - DTI 34.32% on fully documented file. Maximum DTI allowed 40%. ; Substantial verified employment history - Borrower with current employer for 19 years per VVOE.

7/29/15 - Received a copy of the underwriter signed Final 1008 dated 6/24/15. DTI 34.162% agrees with the unsigned 1008 that was presented in the original loan file (pg 10). APRV 0001 Exception Cleared.

7/29/15 - Received a copy of the underwriter signed Final 1008 dated 6/24/15. DTI 34.162% agrees with the unsigned 1008 that was presented in the original loan file (pg 10). APRV 0001 Exception Cleared.
													Approved	A	A	A	A	A
300025294	170448	07/11/2015	Property	Missing Affiliated Business Disclosure	COMP 0010	1	Closed
Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender, Wright Patman Congressional Credit Union, has no affiliations to disclose.
									07/31/2015
Excellent verified credit history - 804/749 qualifying credit scores. 720 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1985. ; Low DTI - DTI 34.32% on fully documented file. Maximum DTI allowed 40%. ; Substantial verified employment history - Borrower with current employer for 19 years per VVOE.

7/29/15 - Received an affidavit from lender dated 7/20/15 that is signed by the Director of Mortgage Lending that states: "This letter serve as an affidavit to state that Lender does not have any affiliated business agreements and is not affiliated with any other entity. Therefore, Lender does not issue an Affiliated Business Agreement Disclosure". ** Lender states no affiliations to disclose, thus confirms no Affiliated Business Disclosure required. COMP 0010 Exception Cleared.

7/29/15 - Received an affidavit from lender dated 7/20/15 that is signed by the Director of Mortgage Lending that states: "This letter serve as an affidavit to state that Lender does not have any affiliated business agreements and is not affiliated with any other entity. Therefore, Lender does not issue an Affiliated Business Agreement Disclosure". ** Lender states no affiliations to disclose, thus confirms no Affiliated Business Disclosure required. COMP 0010 Exception Cleared.
													Approved	A	A	A	A	A
300025294	170451	07/11/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/16/2015
Excellent verified credit history - 804/749 qualifying credit scores. 720 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1985. ; Low DTI - DTI 34.32% on fully documented file. Maximum DTI allowed 40%. ; Substantial verified employment history - Borrower with current employer for 19 years per VVOE.

7/29/15 - Received response from lender of: "Recorded DOT". Attached is a copy of a recorded Mortgage for another loan. ** No exception cleared. Mortgage received is not for subject transaction. DEED 0049 Exception Remains.;
 7/31/15 - Received response from lender of: "Recorded DOT documentation". Attached is a 5-page document containing screen prints from the District of Office of Tax and Revenue Recorder of Deeds website.  Documents contained include evidence that 17 page Mortgage Deed of Trust is recorded as of 7/1/2015 date at 10:40:26 AM.  Page one reflects evidence of 17 pages of original DOT.  Page 2 reflects File/Recording information and recording fee, Page 3 is Notary evidence, Page 4 is Exhibit A evidence with legal description and page 5 is copy of page one of Mortgage Deed of Trust.  DEED 0049 Exception Cleared.

7/29/15 - Received response from lender of: "Recorded DOT". Attached is a copy of a recorded Mortgage for another loan. ** No exception cleared. Mortgage received is not for subject transaction. DEED 0049 Exception Remains.;
 7/31/15 - Received response from lender of: "Recorded DOT documentation". Attached is a 5-page document containing screen prints from the District of Office of Tax and Revenue Recorder of Deeds website.  Documents contained include evidence that 17 page Mortgage Deed of Trust is recorded as of 7/1/2015 date at 10:40:26 AM.  Page one reflects evidence of 17 pages of original DOT.  Page 2 reflects File/Recording information and recording fee, Page 3 is Notary evidence, Page 4 is Exhibit A evidence with legal description and page 5 is copy of page one of Mortgage Deed of Trust.  DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300025294	170458	07/11/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing letter signed by borrower addressing all credit inquiries in past 120 days. Inquiry letter (pg 224) is not signed by the borrowers. Any new credit accounts opened to be fully documented.	07/31/2015
Excellent verified credit history - 804/749 qualifying credit scores. 720 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1985. ; Low DTI - DTI 34.32% on fully documented file. Maximum DTI allowed 40%. ; Substantial verified employment history - Borrower with current employer for 19 years per VVOE.

7/29/15 - Received a copy of borrower signed Loan Request Information Letter dated 6/11/15, which addresses all credit inquiries in the past 120 days. Most recent inquiry was for subject transaction and required no response. 4 remaining  inquiries were due to mortgage loan shopping and borrower ordering copy of credit report. CRED 0093 Exception Cleared.

7/29/15 - Received a copy of borrower signed Loan Request Information Letter dated 6/11/15, which addresses all credit inquiries in the past 120 days. Most recent inquiry was for subject transaction and required no response. 4 remaining  inquiries were due to mortgage loan shopping and borrower ordering copy of credit report. CRED 0093 Exception Cleared.
													Approved	A	A	A	A	A
300025294	170471	07/11/2015	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	2	Acknowledged
Coborrower does not meet minimum tradeline requirement. Coborrower is joint on #5223 and has retail account. Both are rated greater than 12 months.  In order to qualify for 2 tradeline requirement, coborrower must have a mortgage rating of 24 months in past 60 months. Per credit report, coborrowers mortgage rating (#3772) is only rated for 16 months withing the past 60 months. Coborrower does not meet  minimum tradeline requirements.

Excellent verified credit history - 804/749 qualifying credit scores. 720 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1985. ; Low DTI - DTI 34.32% on fully documented file. Maximum DTI allowed 40%. ; Substantial verified employment history - Borrower with current employer for 19 years per VVOE.
											8/3/15 - Received response from Client acknowledging tradeline exception. CRED 0098 Exception Overridden.	Client: 8/3/15 - Received response from Client acknowledging tradeline exception. CRED 0098 Overridden.	Approved	B	B	B	B	B
300025294	170479	07/11/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
VVOE for coborrower (pg 823) does not provide date of employment. VVOE states only 9+ months. Actual employment date must be verified to confirm no 30 day employment gaps. VVOE reflects only 9 months of employment. Missing verification of prior employer to confirm a minimum of 24 months with no job gaps greater than 30 days. All verifications to be dated prior to Note consummation as required per Appendix Q.
									07/31/2015
Excellent verified credit history - 804/749 qualifying credit scores. 720 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1985. ; Low DTI - DTI 34.32% on fully documented file. Maximum DTI allowed 40%. ; Substantial verified employment history - Borrower with current employer for 19 years per VVOE.

7/29/15 - Received a VVoe from co-borrowers present employer dated 6/29/15, which confirms employment from 9/2/14 to Present. Work# from co-borrowers prior employer dated 6/29/15 confirms employment from 3/26/12 through 8/29/14. ** VOEs are dated on the Note date 6/29/15 and confirm 24 months employment with no 30+ day employment gaps, thus satisfies Appendix Q requirements. CRED 0007 Exception Cleared.

7/29/15 - Received a VVoe from co-borrowers present employer dated 6/29/15, which confirms employment from 9/2/14 to Present. Work# from co-borrowers prior employer dated 6/29/15 confirms employment from 3/26/12 through 8/29/14. ** VOEs are dated on the Note date 6/29/15 and confirm 24 months employment with no 30+ day employment gaps, thus satisfies Appendix Q requirements. CRED 0007 Exception Cleared.
													Approved	A	A	A	A	A
300025294	170480	07/11/2015	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed
Funds required for closing of $222,168.40. Cash assets verified of $105,113.83. Borrower obtained a new $250,000 HELOC on current primary (pg 331-350) to fund subject purchase. Missing evidence that borrower took advance on new HELOC and transferred funds to borrower accounts or title company.
									07/31/2015
Excellent verified credit history - 804/749 qualifying credit scores. 720 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1985. ; Low DTI - DTI 34.32% on fully documented file. Maximum DTI allowed 40%. ; Substantial verified employment history - Borrower with current employer for 19 years per VVOE.

7/29/15 - Received copy of borrowers asset statement dated 6/1/15 to confirm new HELOC with credit limit of $250,000. 6/30/15 asset statement evidences a $202,168.40 draw on 6/29/15, which is the exact amount of cash required to close after application of the $20,000 earnest deposit per Final HUD1 (pg 351). Statement also confirms funds in the amount of $202,168.40 were wired out of the borrowers account on closing 6/29/15. ** Included HELOC draw in the amount of $202,168.40 to liquid assets. Post closing funds $82,341.14 or 18 months PITI reserves for subject property. 12 month PITI reserve requirement is satisfied. CRED 0016 Exception Cleared.

7/29/15 - Received copy of borrowers asset statement dated 6/1/15 to confirm new HELOC with credit limit of $250,000. 6/30/15 asset statement evidences a $202,168.40 draw on 6/29/15, which is the exact amount of cash required to close after application of the $20,000 earnest deposit per Final HUD1 (pg 351). Statement also confirms funds in the amount of $202,168.40 were wired out of the borrowers account on closing 6/29/15. ** Included HELOC draw in the amount of $202,168.40 to liquid assets. Post closing funds $82,341.14 or 18 months PITI reserves for subject property. 12 month PITI reserve requirement is satisfied. CRED 0016 Exception Cleared.
													Approved	A	A	A	A	A
300025294	170482	07/11/2015	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged	Per credit report (pg 79) coborrower has no housing history in the past 24 months. Mortgage on current primary is reporting only in borrowers name.
Excellent verified credit history - 804/749 qualifying credit scores. 720 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1985. ; Low DTI - DTI 34.32% on fully documented file. Maximum DTI allowed 40%. ; Substantial verified employment history - Borrower with current employer for 19 years per VVOE.
											8/3/15 - Received response from Client acknowledging tradeline exception. CRED 0001 Exception Overridden.	Client: 8/3/15 - Received response from Client acknowledging tradeline. CRED 0001 Exception Overridden.	Approved	B	B	B	B	B
300025294	170484	07/11/2015	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed	Missing Change of Circumstance documents dated within 3 days prior to redisclosed GFE dated 3/26/2015 (pg 326).	07/31/2015
Excellent verified credit history - 804/749 qualifying credit scores. 720 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1985. ; Low DTI - DTI 34.32% on fully documented file. Maximum DTI allowed 40%. ; Substantial verified employment history - Borrower with current employer for 19 years per VVOE.

7/23/15 - Received response from lender of: "The page referenced in the package does not contain a GFE dated 03/26/2015 and does not apply to this loan. There is no change of circumstances missing or needed . Please remove the condition". ** Original exception reference incorrect GFE. Missing Change of Circumstance to correspond with Final GFE dated 6/5/15 (pg 365). Initial GFE dated 6/3/15 (pg 326). Final GFE dated 6/5/15 was issued within 3 business days of Initial Rate Lock date of 6/3/15 (pg 475). Final GFE reflects change to the interest rate available through date and increase to loan discount credit. Increase to loan discount credit is a benefit to borrower.  RESPA 0005 exception cleared.

7/23/15 - Received response from lender of: "The page referenced in the package does not contain a GFE dated 03/26/2015 and does not apply to this loan. There is no change of circumstances missing or needed . Please remove the condition". ** Original exception reference incorrect GFE. Missing Change of Circumstance to correspond with Final GFE dated 6/5/15 (pg 365). Initial GFE dated 6/3/15 (pg 326). Final GFE dated 6/5/15 was issued within 3 business days of Initial Rate Lock date of 6/3/15 (pg 475). Final GFE reflects change to the interest rate available through date and increase to loan discount credit. Increase to loan discount credit is a benefit to borrower.  RESPA 0005 exception cleared.
													Approved	A	A	A	A	A
300025294	170485	07/11/2015	Compliance	10% Tolerance Violation between GFE and HUD1	RESPA 0009	1	Closed
Fees on final HUD (pg 351) increased above 10% from final GFE (pg 326). Title fees increased from $1065 to $4013.60. Missing redisclosed GFE dated within 3 days prior to closing reflecting increased fees or evidence of  tolerance cure.
									07/31/2015
Excellent verified credit history - 804/749 qualifying credit scores. 720 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1985. ; Low DTI - DTI 34.32% on fully documented file. Maximum DTI allowed 40%. ; Substantial verified employment history - Borrower with current employer for 19 years per VVOE.

7/23/15 - Received response from lender of: "The page referenced in the package does not contain a GFE dated 03/26/2015 and does not apply to this loan. There is no change of circumstances and the GFE being referenced must be for a different loan file and nothing in this condition applies to this loan. Please remove the condition". ** Lenders response does not pertain to RESPA 10% tolerance violation. GFE/HUD1 comparison reflects an increase to title services and owners title insurance (GFE BOX 4 and 5/HUD1 Line 1101 & 1103). Settlement Agent provided on the Final HUD1 (pg 351) is not reflected on the Settlement Services Provider List (pg 368). Title Services and Owners Title Insurance charges can change if Borrower shops and chooses a Settlement Agent that is not provided on lender service provider list. RESPA 0009 Exception Cleared.

7/23/15 - Received response from lender of: "The page referenced in the package does not contain a GFE dated 03/26/2015 and does not apply to this loan. There is no change of circumstances and the GFE being referenced must be for a different loan file and nothing in this condition applies to this loan. Please remove the condition". ** Lenders response does not pertain to RESPA 10% tolerance violation. GFE/HUD1 comparison reflects an increase to title services and owners title insurance (GFE BOX 4 and 5/HUD1 Line 1101 & 1103). Settlement Agent provided on the Final HUD1 (pg 351) is not reflected on the Settlement Services Provider List (pg 368). Title Services and Owners Title Insurance charges can change if Borrower shops and chooses a Settlement Agent that is not provided on lender service provider list. RESPA 0009 Exception Cleared.
													Approved	A	A	A	A	A
300025294	170755	07/13/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Asset statements in file (pg 45-60, 62-70) do not identify banking institution. Documents provided are internet printouts, not actual statements reflecting institution name and address.	07/31/2015
Excellent verified credit history - 804/749 qualifying credit scores. 720 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1985. ; Low DTI - DTI 34.32% on fully documented file. Maximum DTI allowed 40%. ; Substantial verified employment history - Borrower with current employer for 19 years per VVOE.

7/29/15 - Received complete copies of borrowers asset statements dated 4/30/15, 6/15/15, and 6/30/15. Statements have been stamped with financial institution name and mailing address. ** Financial institution stamp agrees with financial institution name provided in the offer section on pg 1 of each statement. Complete 2 months asset statements dated pre Note consummation and 1 asset statement dated post Note consummation provided. CRED 0083 Exception Cleared.

7/29/15 - Received complete copies of borrowers asset statements dated 4/30/15, 6/15/15, and 6/30/15. Statements have been stamped with financial institution name and mailing address. ** Financial institution stamp agrees with financial institution name provided in the offer section on pg 1 of each statement. Complete 2 months asset statements dated pre Note consummation and 1 asset statement dated post Note consummation provided. CRED 0083 Exception Cleared.
													Approved	A	A	A	A	A
300023249	171236	07/16/2015	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Hazard Insurance (pg 291) lists subject city incorrectly. All documents in file should reflect the same subject property address.	07/29/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/28/15 - Received response from lender of: "HOI". Attached is an insurance binder for subject with corrected city name that matches the Note, Final 1003, HUD and Appraisal (Appraisal was provided via Exception code HAZ 0004). APP 0006 Exception Cleared.

7/28/15 - Received response from lender of: "HOI". Attached is an insurance binder for subject with corrected city name that matches the Note, Final 1003, HUD and Appraisal (Appraisal was provided via Exception code HAZ 0004). APP 0006 Exception Cleared.
													Approved	A	A	A	A	A
300023249	171237	07/16/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence that borrower was provided with Federal Patriot Act disclosure.	07/24/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/24/15 - Received a copy of lenders disclosure that includes the Privacy Act Notice and Important information about procedures for opening a new account as well as authorization to process application.  Disclosure is executed by the borrowers and the loan officer. COMP 0006 Exception Cleared.

7/24/15 - Received a copy of lenders disclosure that includes the Privacy Act Notice and Important information about procedures for opening a new account as well as authorization to process application.  Disclosure is executed by the borrowers and the loan officer. COMP 0006 Exception Cleared.
													Approved	A	A	A	A	A
300023249	171238	07/16/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed
Original Fraud Report (pg 58) lists a critical alert for Appraiser with last name of Davelaar. Incomplete revised FraudGuard (pg 103) is only 2 pages and does is not a full report. Appraiser Alert indicates that per national appraisal registry the license number is invalid. Review checked www.asc.gov and confirmed that no appraiser was licensed by that name in the state. Missing updated, complete fraud report with confirmation that appraiser is licensed per the national appraisal registry.
									09/16/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/23/15 - Received copy of both appraiser licenses, original appraiser and the supervisory appraiser. Fraud report reflects detail on original appraiser. Confirmed on www.asc.gov site that Supervisory appraiser  license in state is confirmed as active and not expired as of effective appraisal date. CRED 0089 Exception Cleared.

7/23/15 - Received copy of both appraiser licenses, original appraiser and the supervisory appraiser. Fraud report reflects detail on original appraiser. Confirmed on www.asc.gov site that Supervisory appraiser  license in state is confirmed as active and not expired as of effective appraisal date. CRED 0089 Exception Cleared.
													Approved	A	A	A	A	A
300023249	171241	07/16/2015	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Per final 1003 REO schedule (pg 5) borrower has another 2nd home in the same area as subject is being purchased as a 2nd home. Missing disposition of current 2nd home reflecting on their REO schedule.	07/29/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/28/15 - Received response from lender of: "HUD from sale for previous 2nd home sold after closing". Attached is 2-page copy of closing statement reflecting previous 2nd home property address listed on borrowers REO schedule (pg. 5) sold with borrowers netting $220,856.35 on 6/30/2015, post-consummation.

7/28/15 - Received response from lender of: "HUD from sale for previous 2nd home sold after closing". Attached is 2-page copy of closing statement reflecting previous 2nd home property address listed on borrowers REO schedule (pg. 5) sold with borrowers netting $220,856.35 on 6/30/2015, post-consummation.
													Approved	A	A	A	A	A
300023249	171356	07/16/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No Closing Instructions provided.
									07/24/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/23/15 - Received response from lender of: "Copy of Recorded DOT".  Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and Rider (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Legal confirmed to match to appraisal and title. APN number not on mortgage but is on and matches from appraisal to title.  DEED 0049 Exception Cleared.

7/23/15 - Received response from lender of: "Copy of Recorded DOT".  Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and Rider (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Legal confirmed to match to appraisal and title. APN number not on mortgage but is on and matches from appraisal to title.  DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300023249	171360	07/16/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,350,000 is supported. No post closing CDA provided. Missing appraisal, unable to confirm appraisal amount. Used value from 1008.	09/16/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/23/15 - Received response from lender of: "Appraisal Supported".  ** No Exception Cleared.  Missing is client 3rd party appraisal analysis to reflect value of $1,350,000 is supported. No post closing CDA provided. APPR 0040 Exception Remains.;
 7/23/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,350,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

7/23/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,350,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300023249	171361	07/16/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed
Missing appraisal. No appraisers license provided in file. Per Fraud report (pg 57), the appraiser license was not verified. Unable to confirm licensing status due to missing appraisal and appraiser licenses.
									09/16/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/23/15 - Received 36 page copy of appraisal and copy of appraisers license on a second attachment that was 2 pages. Appraiser license expires on 6/30/2016.  Effective date of appraisal is 5/30/2015 (typo on year reflected as 0015)  APPR 0043 Exception Cleared.

7/23/15 - Received 36 page copy of appraisal and copy of appraisers license on a second attachment that was 2 pages. Appraiser license expires on 6/30/2016.  Effective date of appraisal is 5/30/2015 (typo on year reflected as 0015)  APPR 0043 Exception Cleared.
													Approved	A	A	A	A	A
300023249	171364	07/16/2015	Property	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	09/16/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/27/15 - Received  response from lender of: "No affiliates". Attached is a letter from the lender, that discloses they do not have any affiliated business and therefore they do not provide an Affiliated Business Disclosure. COMP 0010 Exception Cleared.

7/27/15 - Received  response from lender of: "No affiliates". Attached is a letter from the lender, that discloses they do not have any affiliated business and therefore they do not provide an Affiliated Business Disclosure. COMP 0010 Exception Cleared.
													Approved	A	A	A	A	A
300023249	171365	07/16/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	09/15/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/28/15 - Received a copy of the lenders compliance disclosure that reflects the borrowers signature under a statement confirming they are in receipt of the Special Information Booklet. COMP 0038 Exception Cleared.

7/28/15 - Received a copy of the lenders compliance disclosure that reflects the borrowers signature under a statement confirming they are in receipt of the Special Information Booklet. COMP 0038 Exception Cleared.
													Approved	A	A	A	A	A
300023249	171368	07/16/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No Closing Protection Letter issued by title insurer was provided.	07/29/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/28/15 - Received response from lender of: "LOX". Attached is an email explanation from the lender that states: "In regards to the losing Protection Letter we have discussed on prior loans that this does not apply to us, as we close are own loans". Email is from the VP and Sr. Underwriter.  TITL 0005 Exception Cleared.

7/28/15 - Received response from lender of: "LOX". Attached is an email explanation from the lender that states: "In regards to the losing Protection Letter we have discussed on prior loans that this does not apply to us, as we close are own loans". Email is from the VP and Sr. Underwriter.  TITL 0005 Exception Cleared.
													Approved	A	A	A	A	A
300023249	171369	07/16/2015	Compliance	Note has not been properly excecuted and Missing Name Affidavit	NOTE 0047	1	Closed
Per Power of Attorney (pg 314) borrower gave coborrower the right to sign closing documents as Attorney in Fact. Note (pg 298), Mortgage, TIL and HUD reflect a printed signature which designates the coborrower, as Attorney in Fact for borrower, however coborrower only signed her name, the borrowers name is not reflected on the signature line of any legal closing documents.  The final 1003 (pg 4) does not reflect the typewritten POA language and this only reflects the coborrowers name as being signed twice. No reference to Attorney in Fact is noted.  Other than the Power of Attorney on page 314, there are no documents in the file signed by the Borrower.
									07/29/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/28/15 - Received response from lender of: "1003". Attached is a copy of re-executed 1003, HUD1, TIL, Note, Mortgage, Itemization, and Compliance Agreement reflecting the verbiage addition of "attorney-in-fact for the borrower name" which follows the co-borrowers signature in the borrower signature line. NOTE 0047 Exception Cleared.

7/28/15 - Received response from lender of: "1003". Attached is a copy of re-executed 1003, HUD1, TIL, Note, Mortgage, Itemization, and Compliance Agreement reflecting the verbiage addition of "attorney-in-fact for the borrower name" which follows the co-borrowers signature in the borrower signature line. NOTE 0047 Exception Cleared.
													Approved	A	A	A	A	A
300023249	171370	07/16/2015	Credit	Missing Schedule of Real Estate Owned	APP 0005	1	Closed
Letter from Lender (pg 293) indicates the borrower have a property located in IA.  This property is not listed on REO schedule. Unable to determine status of this property. Missing confirmation of ownership, verification of any expenses and mortgage payment history, if applicable. Additional exceptions may apply.
									09/16/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/23/15 - Received response from lender of: "LOX".  Attached is a explanation that does not reflect the lender letterhead or name of individual presenting the explanation that states: "Property is not the borrowers property. This letter was included in the file by mistake".  ** No Exception Cleared.  Letter should be on official lender letterhead and reflect signage, name and title of individual attesting to this comment. APP 0005 Exception Remains.;
 7/28/15 - Received response from lender of: "LOX". Attached is an explanation on lender letterhead that states: "In regards to the condition #9, this borrower does not own nor never has owned the property located in IA.  That property is owned by another individual.  The letter is executed by the bank VP and dated 7/28/15. ** APP 0005 Exception Cleared.

7/23/15 - Received response from lender of: "LOX".  Attached is a explanation that does not reflect the lender letterhead or name of individual presenting the explanation that states: "Property is not the borrowers property. This letter was included in the file by mistake".  ** No Exception Cleared.  Letter should be on official lender letterhead and reflect signage, name and title of individual attesting to this comment. APP 0005 Exception Remains.;
 7/28/15 - Received response from lender of: "LOX". Attached is an explanation on lender letterhead that states: "In regards to the condition #9, this borrower does not own nor never has owned the property located in IA.  That property is owned by another individual.  The letter is executed by the bank VP and dated 7/28/15. ** APP 0005 Exception Cleared.
													Approved	A	A	A	A	A
300023249	171371	07/16/2015	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Per Hazard insurance binder the dwelling coverage on subject is $590,000, which is not sufficient to cover the note amount of $1,000,000. Missing appraisal or any estimate of cost to rebuild the subject. Minimum required coverage is the lesser of cost to rebuild or Note amount. If no cost to rebuild is provided the minimum coverage required is the Note amount. Minimum required coverage of $1,000,000.
									07/29/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/28/15 - Received response from lender of: "Ins and appraisal". Attached is two copies (one for each lien holder) of the Insurance Binder on the subject property and borrowers that reflects coverage of $590,000 plus $59,000 other structures. Lender attached a copy of the original appraisal that reflects the site value of $780,000 with a opinion of value of $1,350,000 total indicating that the structure value is estimated at $570,000.  No further cost approach was developed on the appraisal. Unable to determine if Insurance allows for 125% extended coverage but if it does, this would allow coverage for the dwelling up to $737,500 and with other structure up to $811,250. ** Accept the insurance coverage as their verified insurable value of $590,000 plus $59,000.  HAZ 0004 Exception Cleared.

7/28/15 - Received response from lender of: "Ins and appraisal". Attached is two copies (one for each lien holder) of the Insurance Binder on the subject property and borrowers that reflects coverage of $590,000 plus $59,000 other structures. Lender attached a copy of the original appraisal that reflects the site value of $780,000 with a opinion of value of $1,350,000 total indicating that the structure value is estimated at $570,000.  No further cost approach was developed on the appraisal. Unable to determine if Insurance allows for 125% extended coverage but if it does, this would allow coverage for the dwelling up to $737,500 and with other structure up to $811,250. ** Accept the insurance coverage as their verified insurable value of $590,000 plus $59,000.  HAZ 0004 Exception Cleared.
													Approved	A	A	A	A	A
300023249	171381	07/16/2015	Property	Missing Copy of Original Appraisal report	APPR 0001	1	Closed	Missing copy of appraisal to confirm value of $1,350,000 stated on 1008 (pg 10). Additional exceptions may apply.	09/16/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/23/15 - Received 36 page copy of appraisal and copy of appraisers license. Appraiser license expires on 6/30/2016.  Effective date of appraisal is 5/30/2015 (typo on year reflected as 0015) with a value of $1,350,000.  APPR 0001 Exception Cleared.

7/23/15 - Received 36 page copy of appraisal and copy of appraisers license. Appraiser license expires on 6/30/2016.  Effective date of appraisal is 5/30/2015 (typo on year reflected as 0015) with a value of $1,350,000.  APPR 0001 Exception Cleared.
													Approved	A	A	A	A	A
300023249	171422	07/17/2015	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed
Cash required to close of $257,060. Verified cash assets of $91,069.29. Short funds for closing of $165,990.71. Per documents in file borrower received a bridge loan of $235,000 (pg 49) on current 2nd home. Missing copy of closing statement and evidence of transfer of these funds to borrower. Missing evidence that EMD funds of $15,000 cleared the borrowers account.
									07/29/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

7/28/15 - Received response from lender of: "Earnest Money Ck".  Attached is two documents.  One reflects copy of canceled earnest money check for $15,000 with proof check cleared/processed on 6/1/2015 which is after the bank statement date in file, thus not counted towards liquid assets available. Proof of Bridge Loan of $235,000 was provided which was on the borrowers previous 2nd home that was pending sale with copy of Note of $235,000 made on 6/26/2015 and proof it was PAID OFF on 6/30/2015 via Stips on 7/28/15. Funds were provided to borrowers and Note copy reflects "PAID" stamp.  Additional stip provided reflects borrowers closing statement on the prior 2nd home residence showing balance was paid off with the sale of the residence on 6/30/2015.

7/28/15 - Received response from lender of: "Earnest Money Ck".  Attached is two documents.  One reflects copy of canceled earnest money check for $15,000 with proof check cleared/processed on 6/1/2015 which is after the bank statement date in file, thus not counted towards liquid assets available. Proof of Bridge Loan of $235,000 was provided which was on the borrowers previous 2nd home that was pending sale with copy of Note of $235,000 made on 6/26/2015 and proof it was PAID OFF on 6/30/2015 via Stips on 7/28/15. Funds were provided to borrowers and Note copy reflects "PAID" stamp.  Additional stip provided reflects borrowers closing statement on the prior 2nd home residence showing balance was paid off with the sale of the residence on 6/30/2015.
													Approved	A	A	A	A	A
300023249	171442	07/17/2015	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	1008 (pg 10) states See Attached Underwriting Conditions. No attachment with underwriting conditions was provided. Unable to confirm final terms of approval.	07/24/2015
Excellent verified credit history - 787/784 qualifying credit scored. 720 minimum required. No derogatory credit. ; Income verified was not used in qualifying - Borrower has 36 month average of bonus income which was not used to qualify. Coborrower has Other income on VOE which was not used to qualify. ; Low DTI - 29.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines.
											7/23/15 - Received response from lender of: "Conditions". Attached is Underwriting Condition List for subject loan file. APRV 0010 Exception Cleared.	7/23/15 - Received response from lender of: "Conditions". Attached is Underwriting Condition List for subject loan file. APRV 0010 Exception Cleared.	Approved	A	A	A	A	A
300034774	171640	07/19/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence that borrower was provided with US Patriot Act disclosure.	07/23/2015	Excellent verified housing payment history - 111 months of current and prior mortgage history paid 0x30 per credit report. ; None - No other significant compensating factors.
7/21/15 - Received response from lender of: "Previously we have provided the borrower(s) Id, and it has been sufficient to clear the necessity for the patriot act disclosure". ** Welcome Letter (pg 297) presented in the original loan file includes Customer Identification Notice/Patriot Act Notice. Copies of borrowers state drivers licenses, social security cards, and permanent resident cards were also provided in the original loan file. COMP 0006 Exception Cleared.

7/21/15 - Received response from lender of: "Previously we have provided the borrower(s) Id, and it has been sufficient to clear the necessity for the patriot act disclosure". ** Welcome Letter (pg 297) presented in the original loan file includes Customer Identification Notice/Patriot Act Notice. Copies of borrowers state drivers licenses, social security cards, and permanent resident cards were also provided in the original loan file. COMP 0006 Exception Cleared.
													Approved	A	A	A	A	A
300034774	171642	07/19/2015	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	Initial 1003 is illegible (pg 267). All documents in file must be legible. Unable to confirm initial 1003. Date sourced from final 1003.	07/24/2015	Excellent verified housing payment history - 111 months of current and prior mortgage history paid 0x30 per credit report. ; None - No other significant compensating factors.
7/21/15 - Received a copy of the unsigned initial 1003 Application. ** No exception cleared. Provide a legible copy of the borrower/lender signed and dated initial 1003 Application. APP 0004 Exception Remains.;
 7/23/15 - Received response from lender of: "I have clarified the signed initial 1003 as much as possible; The unexecuted 1003 previously is the doc sent to the borrowers, so that you could read the data. However, initial 1003 states application was taken via phone, so borrower signatures should not be required". Attached is lender and borrower executed initial 1003.  Lender date is 6/15/15 and co-borrower date is 6/16/15 (borrower only signed and did not date). Copy is not fully legible but lender also provided unexecuted copy of same application that is fully legible. ** APP 0004 Exception Cleared.

7/23/15 - Received response from lender of: "I have clarified the signed initial 1003 as much as possible; The unexecuted 1003 previously is the doc sent to the borrowers, so that you could read the data. However, initial 1003 states application was taken via phone, so borrower signatures should not be required". Attached is lender and borrower executed initial 1003.  Lender date is 6/15/15 and co-borrower date is 6/16/15 (borrower only signed and did not date). Copy is not fully legible but lender also provided unexecuted copy of same application that is fully legible. ** APP 0004 Exception Cleared.
													Approved	A	A	A	A	A
300034774	171694	07/19/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $734,000 is supported. No post closing CDA provided.	09/16/2015	Excellent verified housing payment history - 111 months of current and prior mortgage history paid 0x30 per credit report. ; None - No other significant compensating factors.	7/22/15- Received 3rd Party Desk Review that reflects original appraisal value of $734,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	7/22/15- Received 3rd Party Desk Review that reflects original appraisal value of $734,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300034774	171698	07/19/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Quality of appraisal image is very poor. Text is legible, however photos are black and white copies which are not legible. Unable to confirm photos of subject and comparables.	09/16/2015	Excellent verified housing payment history - 111 months of current and prior mortgage history paid 0x30 per credit report. ; None - No other significant compensating factors.	7/21/15 - Received a complete and legible copy of the original appraisal report for subject property dated 6/24/15. Copy of the OA includes color photos of subject. APPR 0002 Exception Cleared.	7/21/15 - Received a complete and legible copy of the original appraisal report for subject property dated 6/24/15. Copy of the OA includes color photos of subject. APPR 0002 Exception Cleared.	Approved	A	A	A	A	A
300034774	171712	07/19/2015	Compliance	Loan DTI exceeds 43%	QMATR 0002	1	Closed
DTI of 43.20% exceeds maximum of 43% allowed per Appendix Q. 40% is maximum per lender guidelines. Borrower has insufficient reserves to meet lender exception for DTI to 43%. Lender approved DTI of 41.82% per income worksheet (pg 125). Difference due to lender using 2014 and 2015 bonus income only (pg 168, 170). Review used 2013, 2014 and 2015 to reflect complete 2 year history per guidelines and Appendix Q.
									09/16/2015	Excellent verified housing payment history - 111 months of current and prior mortgage history paid 0x30 per credit report. ; None - No other significant compensating factors.
7/22/15 - Received response from lender of:"Investor guidelines state the following: The maximum total obligations-to-income ratio (also known as debt-to-income ratio) is 40% or up to 43% with an additional 12 months PITI in reserves. Underwriter calculated CO Borrowers income with data from VOE. VOE indicdates Co Borrower is paid Semi monthly with a regular wage Underwriter calculated Co Borrowers bonus income with data from VOE information and Individual performance review outcomes from employer. See attachment 1. Information indicates bonus time frame For 2013 to 2014 period borrower earned in bonus income awarded at beginning of 2014. For 2014 to 2015 period borrower earned bonus income awarded at beginning of 2015. Underwriter calculated bonus income using a average.  ** Agreed. Third party verification of employment presented in the original loan file confirms 30 months of bonus income through 6/30/15, which has increased year of year since 2013 (pg 168). Lender used YTD/2014 bonus income averaged over 24 months. This income calculation method is a more conservative approach than using YTD/2014 averaged over the 18 months. Review DTI 41.82% based on YTD/2014 bonus income averaged over 24 months. 30 months verification of bonus income provided. QMATR Exception Cleared.

7/22/15 - Received response from lender of:"Investor guidelines state the following: The maximum total obligations-to-income ratio (also known as debt-to-income ratio) is 40% or up to 43% with an additional 12 months PITI in reserves. Underwriter calculated CO Borrowers income with data from VOE. VOE indicdates Co Borrower is paid Semi monthly with a regular wage Underwriter calculated Co Borrowers bonus income with data from VOE information and Individual performance review outcomes from employer. See attachment 1. Information indicates bonus time frame For 2013 to 2014 period borrower earned in bonus income awarded at beginning of 2014. For 2014 to 2015 period borrower earned bonus income awarded at beginning of 2015. Underwriter calculated bonus income using a average.  ** Agreed. Third party verification of employment presented in the original loan file confirms 30 months of bonus income through 6/30/15, which has increased year of year since 2013 (pg 168). Lender used YTD/2014 bonus income averaged over 24 months. This income calculation method is a more conservative approach than using YTD/2014 averaged over the 18 months. Review DTI 41.82% based on YTD/2014 bonus income averaged over 24 months. 30 months verification of bonus income provided. QMATR Exception Cleared.
													Approved	A	A	A	A	A
300034774	171739	07/19/2015	Credit	Insufficient verified reserves	CRED 0100	2	Acknowledged
9 months PITI reserves required due to 75% LTV. Lender approved DTI of 41% requires an additional 12 months of PITI reserves. Total reserves of 21 months required ($89236.77). Total post closing reserves of $87553.05. Short reserves of $1683.72.
										Excellent verified housing payment history - 111 months of current and prior mortgage history paid 0x30 per credit report. ; None - No other significant compensating factors.
7/22/15 - Received response from lender of: "Investor guidelines for loans up to $1,000,000.00 with LTV of 75% a minimum fico of 700, and reserves of 9 months. Investor guidelines also indicate when maximum total obligations-to-income ratio (also known as debt-to-income ratio) is 40% or up to 43% with an additional 12 months PITI in reserves. 21 months of PITIA will be required. Borrowers had a total of $272,963.46 in verified funds available. Less $178,505.41 in funds required to close, leaving funds in the amount of $94,458.05. Borrower needed required reserves of $89,236.77. Borrower had an additional $5,221.28 in verified funds".  ** No exception cleared. Cash required to close per Final HUD1 (pg 237) is $185,505.41, which includes $7000 earnest deposit. Total assets verified $273,058.46 (includes $7000 earnest deposit) less cash to close $185,505.41 leaves $87,553.05 post close funds or 20.6 months PITI reserves for subject property. 21 months PITI reserve requirement not satisfied. CRED 0100 Exception Remains.;
8/5/15 - Received lender response of: "The attached statement from Bank with $3200 was reviewed and utilized for qualifying." Lender attached two months bank statements acct ending 4890 with current balance of $3201.84 as of June 4, 2015.  The inclusion of this account will increase reserves verified to 21 months PITI. Exception partially cleared. Lender response states account was included in qualifying however Final 1003 (pg 272) does not list this account. Provide an amended and initialed 1003 listing this account with evidence that both borrowers acknowledged and initialed the corrections on the Final 1003. CRED 0100 Exception Remains.;
 8/11/15 - Received notification from client of acknowledgment of reserve exception due to excellent mortgage history and B2 employment history.  ** Override to EV2 level based on client acknowledgment;

Client: 8/11/15 - Received notification from client of acknowledgment of reserve exception due to excellent mortgage history and B2 employment history.  ** Override to EV2 level based on client acknowledgment;
													Approved	B	B	B	B	B
300014202	172270	07/21/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									08/05/2015
Substantial verified reserves - Post closing reserves of $286,755/60.23 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Low LTV/CLTV - 57.09/57.09% LTV/CLTV.; Substantial verified employment history - Borrower has 25 years of verified self-employment

8/4/15 - Received a complete copy of the recorded Deed of Trust for subject transaction. County recordation date is 7/21/15. ** Recorded copy of the DOT confirms recording is complete. DEED 0049 Exception Cleared.

8/4/15 - Received a complete copy of the recorded Deed of Trust for subject transaction. County recordation date is 7/21/15. ** Recorded copy of the DOT confirms recording is complete. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300014202	172271	07/21/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $950,000 is supported. No post closing CDA provided.	09/16/2015
Substantial verified reserves - Post closing reserves of $286,755/60.23 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Low LTV/CLTV - 57.09/57.09% LTV/CLTV.; Substantial verified employment history - Borrower has 25 years of verified self-employment
											7/23/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	7/23/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300014202	172272	07/21/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	No copy of appraisers license provided in loan file.	08/05/2015
Substantial verified reserves - Post closing reserves of $286,755/60.23 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Low LTV/CLTV - 57.09/57.09% LTV/CLTV.; Substantial verified employment history - Borrower has 25 years of verified self-employment

8/4/15 - Received a printout of the State appraiser license search. License is "Active" in subjects City/State with  expiration on 6/30/2017. ** Confirmed appraisers license number with OA appraiser information. State appraiser license search confirms license is active in subject state. APPR 0043 Exception Cleared.

8/4/15 - Received a printout of the State appraiser license search. License is "Active" in subjects City/State with  expiration on 6/30/2017. ** Confirmed appraisers license number with OA appraiser information. State appraiser license search confirms license is active in subject state. APPR 0043 Exception Cleared.
													Approved	A	A	A	A	A
300014202	172274	07/21/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 51) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  Paying off 1st and 2nd lien. New first lien amount increased from $417,000 to $542,360. H-9 form should be used.
									07/29/2015
Substantial verified reserves - Post closing reserves of $286,755/60.23 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Low LTV/CLTV - 57.09/57.09% LTV/CLTV.; Substantial verified employment history - Borrower has 25 years of verified self-employment

7/28/15 - Received response from lender of: "LOX - H9 Form".  Attached is a memo reflecting: This loan is a limited cash-out refinance of a primary residence located in the State of Texas. Per the independent third party auditor, an H9 should have been used to complete the rescission on the transaction. Based on a call and collaboration meeting with the senior leadership of the third party audit firm, the client disclosed that Texas, along with several other states have not taken a stance on whether it is REQUIRED to use an H9 form, Texas being one of those states, therefore the H8 form is considered acceptable. Please remove the finding.  ** Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Requires clear and conspicuous standards and varies by circuit court. Subject is a Lender to Lender refinance with new funds advanced, thus H-9 form should be used; however, a majority of the circuit courts (1st, 4th, 6th and 11th) have found that the form H8 is sufficient. Best practice is to reopen rescission under the correct form. Override to EV2 level, property in state of Texas.  ROR 0011 Overridden to EV2 level.

7/28/15 - Received response from lender of: "LOX - H9 Form".  Attached is a memo reflecting: This loan is a limited cash-out refinance of a primary residence located in the State of Texas. Per the independent third party auditor, an H9 should have been used to complete the rescission on the transaction. Based on a call and collaboration meeting with the senior leadership of the third party audit firm, the client disclosed that Texas, along with several other states have not taken a stance on whether it is REQUIRED to use an H9 form, Texas being one of those states, therefore the H8 form is considered acceptable. Please remove the finding.  ** Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Requires clear and conspicuous standards and varies by circuit court. Subject is a Lender to Lender refinance with new funds advanced, thus H-9 form should be used; however, a majority of the circuit courts (1st, 4th, 6th and 11th) have found that the form H8 is sufficient. Best practice is to reopen rescission under the correct form. Override to EV2 level, property in state of Texas.  ROR 0011 Overridden to EV2 level.
													Approved	A	A	A	A	A
300014202	172277	07/21/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal is deficient for the following: 1) Subject value is above predominate value of $300,000. The appraiser does not provide any commentary to address subject's value 217% over the area predominate value.  2) The appraiser does not provide any commentary addressing use of 3 of 4 comps sold comps which are dated  over 6 months from the 02/25/15 appraisal date.
									09/16/2015
Substantial verified reserves - Post closing reserves of $286,755/60.23 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Low LTV/CLTV - 57.09/57.09% LTV/CLTV.; Substantial verified employment history - Borrower has 25 years of verified self-employment

8/4/15 - Received response from lender of: "The appraisal was reviewed and the property and value accepted by Client. Please Remove". Attached is email correspondence from the Client dated 4/21/15 reflecting borrower name, loan number, and appraisal status "Supported". ** Appraised value is within the neighborhood value range. 3rd Party Desk Review received 7/23/15 reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.

8/4/15 - Received response from lender of: "The appraisal was reviewed and the property and value accepted by Client. Please Remove". Attached is email correspondence from the Client dated 4/21/15 reflecting borrower name, loan number, and appraisal status "Supported". ** Appraised value is within the neighborhood value range. 3rd Party Desk Review received 7/23/15 reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.
													Approved	A	A	A	A	A
300014202	172279	07/21/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing 2015 YTD P&L and balance for Sch C business. 04/30/2015 balance sheet (pg 381) is for borrowers personal net worth, not business.	08/06/2015
Substantial verified reserves - Post closing reserves of $286,755/60.23 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Low LTV/CLTV - 57.09/57.09% LTV/CLTV.; Substantial verified employment history - Borrower has 25 years of verified self-employment

8/4/15 - Received a copy of the CPA prepared Statement of Assets, Liabilities, and Proprietors Capital Tax Basis statement dated through 6/30/15 for Borrowers Schedule C self-employment. CRED 0082 Exception Cleared.

8/4/15 - Received a copy of the CPA prepared Statement of Assets, Liabilities, and Proprietors Capital Tax Basis statement dated through 6/30/15 for Borrowers Schedule C self-employment. CRED 0082 Exception Cleared.
													Approved	A	A	A	A	A
300014202	172280	07/22/2015	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	Missing revised GFE issued within in 3 days of 02/09/2015 rate lock (pg 166/373).	08/14/2015
Substantial verified reserves - Post closing reserves of $286,755/60.23 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Low LTV/CLTV - 57.09/57.09% LTV/CLTV.; Substantial verified employment history - Borrower has 25 years of verified self-employment

8/4/15 - Received copies of GFE disclosures dated 7/8/15, 6/26/15, 2/6/15, 3/19/15, 6/23/15, and 6/29/15 (pg 1 only). ** No exception cleared. Missing GFE to correspond with documented lock dated of 2/9/15 (pg 166,373). A GFE must be issued within 3 days of the interest rate lock date. RESPA 0016 Exception Remains.;
 8/13/15 - Received response from lender of:"Due to malfunctioning business rule in Encompass, the GFE Date populated 2/6/2015 (Application Date) instead of the date the disclosures were delivered to the customer which was 2/10/2015. I have provided print screen showing when the loan package sent and received by the borrower". Attached screen print of Disclosure Information screen reflects a lock date of 2/9/2015 with GFE date 2/6/2015. eDisclosure Tracking screen reflects disclosures were sent to borrower on 2/10/2015. List of documents sent includes the Good Faith Estimate. Borrower received date 2/10/2015. ** Lender acknowledges a system malfunction that caused the date of the initial GFE disclosure to reflect the Application Date 2/6/15 as opposed to the actual disclosure delivery date of 2/10/2015. GFE was delivered to the borrower on 2/10/15, which is within 3 days of initial rate lock 2/9/15. Initial GFE dated 2/6/15 disclosed the correct interest rate 4.375% and interest rate available through date of 3/22/15. Lender explanation and accompanying screen prints confirm that the initial GFE dated 2/6/15 corresponds with the initial rate lock event that occurred on 2/9/15. RESPA 0016 Exception Cleared.

8/13/15 - Received response from lender of:"Due to malfunctioning business rule in Encompass, the GFE Date populated 2/6/2015 (Application Date) instead of the date the disclosures were delivered to the customer which was 2/10/2015. I have provided print screen showing when the loan package sent and received by the borrower". Attached screen print of Disclosure Information screen reflects a lock date of 2/9/2015 with GFE date 2/6/2015. eDisclosure Tracking screen reflects disclosures were sent to borrower on 2/10/2015. List of documents sent includes the Good Faith Estimate. Borrower received date 2/10/2015. ** Lender acknowledges a system malfunction that caused the date of the initial GFE disclosure to reflect the Application Date 2/6/15 as opposed to the actual disclosure delivery date of 2/10/2015. GFE was delivered to the borrower on 2/10/15, which is within 3 days of initial rate lock 2/9/15. Initial GFE dated 2/6/15 disclosed the correct interest rate 4.375% and interest rate available through date of 3/22/15. Lender explanation and accompanying screen prints confirm that the initial GFE dated 2/6/15 corresponds with the initial rate lock event that occurred on 2/9/15. RESPA 0016 Exception Cleared.
													Approved	A	A	A	A	A
300014202	172281	07/22/2015	Compliance	RESPA Disclosure(s) is Deficient	COMP 0017	1	Closed	Per the following Change of Circumstance forms: 04/21/2015 (pg 303); 04/22/2015 (pg 304) and 06/29/2015 (pg 307) lender had re-disclosed GFEs that are not in loan file.	08/14/2015
Substantial verified reserves - Post closing reserves of $286,755/60.23 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Low LTV/CLTV - 57.09/57.09% LTV/CLTV.; Substantial verified employment history - Borrower has 25 years of verified self-employment

8/4/15 - Received copies of GFE disclosures dated 7/8/15, 6/26/15, 2/6/15, 3/19/15, 6/23/15, and 6/29/15 (pg 1 only). ** No exception cleared. GFE disclosure dated 6/29/15 is incomplete, only Pg 1 was provided. Missing GFE to correspond with Change of Circumstance forms date 4/21/15 (pg 303) and 4/22/15 (pg 304). COMP 0017 Exception Remains.;
 8/13/15 - Received a response from lender of: "Please see revised CoC for 4/21. Please disregard the 4/21 CoC you have on file for it is incorrect. We do not have a GFE for that because of the issues that were stated in the letter and attachments I sent over yesterday". Attached is a complete copy of GFE dated 6/29/15 and 4/22/2015. ** Reference stip 8/13 for RESPA 0016 exception regarding system malfunction. Lender states that 4/21 change of circumstance form is incorrect and that there is no corresponding GFE. GFE dated 4/22/15 and 6/29/15 provided. COMP 0017 Exception Cleared.

8/13/15 - Received a response from lender of: "Please see revised CoC for 4/21. Please disregard the 4/21 CoC you have on file for it is incorrect. We do not have a GFE for that because of the issues that were stated in the letter and attachments I sent over yesterday". Attached is a complete copy of GFE dated 6/29/15 and 4/22/2015. ** Reference stip 8/13 for RESPA 0016 exception regarding system malfunction. Lender states that 4/21 change of circumstance form is incorrect and that there is no corresponding GFE. GFE dated 4/22/15 and 6/29/15 provided. COMP 0017 Exception Cleared.
													Approved	A	A	A	A	A
300014202	172283	07/22/2015	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing updated lender approval: Lender conditional approval (pg 125) expired 06/30/2015. Loan closed 07/14/2015.	08/06/2015
Substantial verified reserves - Post closing reserves of $286,755/60.23 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Low LTV/CLTV - 57.09/57.09% LTV/CLTV.; Substantial verified employment history - Borrower has 25 years of verified self-employment

8/4/15 - Received the Conditional Approval reflecting approval expiry date of 8/19/15. DTI is 6.720%/23.423%, which is less than the DTI provided on the 1008 dated 7/10/15 of 10.853%/27.556% (pg 200). ** Conditional approval expiry 8/19/15 confirms loan approval was valid at Note consummation 7/14/15. APRV Exception Cleared.

8/4/15 - Received the Conditional Approval reflecting approval expiry date of 8/19/15. DTI is 6.720%/23.423%, which is less than the DTI provided on the 1008 dated 7/10/15 of 10.853%/27.556% (pg 200). ** Conditional approval expiry 8/19/15 confirms loan approval was valid at Note consummation 7/14/15. APRV Exception Cleared.
													Approved	A	A	A	A	A
300014202	172387	07/22/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
Missing complete 2012 and 2013 tax returns and 2014 extension.  File only contains 2012/2013 signature pages (pg 92). Income to be calculated and verified upon receipt. Additional exceptions may apply. Lender self-employed income per 1008 pg 200 used for review.
									08/06/2015
Substantial verified reserves - Post closing reserves of $286,755/60.23 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Low LTV/CLTV - 57.09/57.09% LTV/CLTV.; Substantial verified employment history - Borrower has 25 years of verified self-employment

8/4/15 - Received 2014 Application for Automatic Extension to File Individual Income Tax Return and unsigned 2012/2013 1040 Tax Returns. ** Loan file contains borrower signed signature pages for 1040 Tax Returns for years 2012/2013 (pg 92,93). CRED 0087 Exception Cleared.

8/4/15 - Received 2014 Application for Automatic Extension to File Individual Income Tax Return and unsigned 2012/2013 1040 Tax Returns. ** Loan file contains borrower signed signature pages for 1040 Tax Returns for years 2012/2013 (pg 92,93). CRED 0087 Exception Cleared.
													Approved	A	A	A	A	A
300034758	173098	07/27/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file (pg 12) is signed by not dated. No other lender approval in file. AUS not used as manual underwrite is required. Unable to determine lender approval date.	08/07/2015
Excellent verified credit history - 767/768 qualifying credit scores. 720 minimum score required. No derogatory credit. ; Excellent verified housing payment history - 48 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Post closing reserves of $66,719.20. 20 months of verified PITI reserves. 12 months of PITI reserves required.
											8/5/15 - Received underwriter executed 1008 reflecting a date of 07/01/15. DTI is 20.58% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	8/5/15 - Received underwriter executed 1008 reflecting a date of 07/01/15. DTI is 20.58% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	Approved	A	A	A	A	A
300034758	173157	07/27/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $700,000 is supported. No post closing CDA provided.	09/16/2015
Excellent verified credit history - 767/768 qualifying credit scores. 720 minimum score required. No derogatory credit. ; Excellent verified housing payment history - 48 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Post closing reserves of $66,719.20. 20 months of verified PITI reserves. 12 months of PITI reserves required.

7/28/15 - Received 3rd Party Field Review that reflects original appraisal value of $700,000 is supported.  Value confirmed by Field Review which is performed by licensed appraiser. APPR 0040 Exception Cleared.

7/28/15 - Received 3rd Party Field Review that reflects original appraisal value of $700,000 is supported.  Value confirmed by Field Review which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300034758	173202	07/27/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Bank statements with TowneBank and Etrade (pg 43, 65) are in the name of borrowers Trust. Missing copy of Trust documents to confirm borrowers have full access to assets titled in Trust. Assets are required to meet cash to close and reserve requirements.
									08/07/2015
Excellent verified credit history - 767/768 qualifying credit scores. 720 minimum score required. No derogatory credit. ; Excellent verified housing payment history - 48 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Post closing reserves of $66,719.20. 20 months of verified PITI reserves. 12 months of PITI reserves required.

8/5/15 - Received complete copy of notarized Amended and Restated Declaration of Trust (20 pages total) to confirm both borrowers have full access to assets titled in Trust. Assets in question are listed under page 18. Power and duties of trustees reflected on page 5. Both borrowers are listed as trustees. CRED 0083 Exception Cleared.

8/5/15 - Received complete copy of notarized Amended and Restated Declaration of Trust (20 pages total) to confirm both borrowers have full access to assets titled in Trust. Assets in question are listed under page 18. Power and duties of trustees reflected on page 5. Both borrowers are listed as trustees. CRED 0083 Exception Cleared.
													Approved	A	A	A	A	A
300034758	173217	07/27/2015	Compliance	Loan Closed Prior to 3 Business Days After Delivery of Interim TIL	MDIA 0002	1	Closed	REMOVE: MDIA compliant.	07/28/2015
Excellent verified credit history - 767/768 qualifying credit scores. 720 minimum score required. No derogatory credit. ; Excellent verified housing payment history - 48 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Post closing reserves of $66,719.20. 20 months of verified PITI reserves. 12 months of PITI reserves required.
											7/28/15 - Received response of: "This does not appear to be a condition. Please remove". ** Posted in error. MDIA 0002 Exception Cleared.	7/28/15 - Received response of: "This does not appear to be a condition. Please remove". ** Posted in error. MDIA 0002 Exception Cleared.	Approved	A	A	A	A	A
300035170	174127	07/31/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,100,000 is supported. No post closing CDA provided.	09/16/2015
Substantial verified employment history - Verified 7.5 yr stable employment history per VOE pg 74.; Low LTV/CLTV - Low LTV at 63.48%.Program guidelines allow to 80%; Excellent verified credit history - 783 qualifying score with no derogatory credit history when program guidelines only require 700.; Substantial verified liquid assets and/or savings history - Verified liquid reserves after closing of $111,530.76 (20.59 months).
											8/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	8/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300035170	174137	07/31/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Lender did not provide a closing protection letter in the file.	08/13/2015
Substantial verified employment history - Verified 7.5 yr stable employment history per VOE pg 74.; Low LTV/CLTV - Low LTV at 63.48%.Program guidelines allow to 80%; Excellent verified credit history - 783 qualifying score with no derogatory credit history when program guidelines only require 700.; Substantial verified liquid assets and/or savings history - Verified liquid reserves after closing of $111,530.76 (20.59 months).

8/6/15 - Received response from lender of: "CPL". There is no attachment. No Exception Cleared. TITL 0005 Exception Remains.;
8/11/15 - Received Closing Protection Letter, however, there is no reference of borrower's name and subject address in the letter. Unable to confirm CPL is for subject transaction due to missing information. No Exception Cleared. TITL 0005 Exception Remains.;
 8/12/15 Received copy title commitment sch a and copy of CPL for borrower. TITL 0005 exception cleared.
												8/12/15 Received copy title commitment sch a and copy of CPL for borrower. TITL 0005 exception cleared.	Approved	A	A	A	A	A
300035170	174168	07/31/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed
Missing final Certificate of Occupancy required for new construction. File contains a Temp Certification of Occupancy (pg 163) with items requiring correction. Missing final Certification of Occupancy with no incomplete items.
									09/16/2015
Substantial verified employment history - Verified 7.5 yr stable employment history per VOE pg 74.; Low LTV/CLTV - Low LTV at 63.48%.Program guidelines allow to 80%; Excellent verified credit history - 783 qualifying score with no derogatory credit history when program guidelines only require 700.; Substantial verified liquid assets and/or savings history - Verified liquid reserves after closing of $111,530.76 (20.59 months).

8/7/15 - Received response from lender of: "Cert. of Occupancy".  There is no attachment.  No Exception Cleared.  PROP 0012 Exception Remains.;
8/11/15 - Received copy of Building Inspection for subject which reflects Building, Electrical, Plumbing and Heating are Final. Missing copy of Certificate of Occupancy issued by the city once all inspections have passed. PROP 0012 Exception Remains.;
 8/17/15 - Received response from lender of: "See attached pull from the City website. Cert of Occupancy is only issued for Commercial properties. On residential, the final inspection previously provided is the last document issued by the city". Attached is a copy of the City's Certificate of Occupancy FAQs stating: "Certificate of Occupancy is required by the building code to operate a commercial business". ** Confirmed Certificate of Occupancy FAQs with the City website. City issues Certificates of Occupancy for commercial business. It does not appear that COs are issued for residential properties. City Building inspection record received reflects Bldg., Electrical, Plumbing, and Heating final inspections were signed off by the inspector on, thus confirms compliance with the City's codes rendering the property suitable for occupancy. PROP 0012 Exception Cleared.

8/7/15 - Received response from lender of: "Cert. of Occupancy".  There is no attachment.  No Exception Cleared.  PROP 0012 Exception Remains.;
8/11/15 - Received copy of Building Inspection for subject which reflects Building, Electrical, Plumbing and Heating are Final. Missing copy of Certificate of Occupancy issued by the city once all inspections have passed. PROP 0012 Exception Remains.;
 8/17/15 - Received response from lender of: "See attached pull from the City website. Cert of Occupancy is only issued for Commercial properties. On residential, the final inspection previously provided is the last document issued by the city". Attached is a copy of the City's Certificate of Occupancy FAQs stating: "Certificate of Occupancy is required by the building code to operate a commercial business". ** Confirmed Certificate of Occupancy FAQs with the City website. City issues Certificates of Occupancy for commercial business. It does not appear that COs are issued for residential properties. City Building inspection record received reflects Bldg., Electrical, Plumbing, and Heating final inspections were signed off by the inspector on, thus confirms compliance with the City's codes rendering the property suitable for occupancy. PROP 0012 Exception Cleared.
													Approved	A	A	A	A	A
300035170	174229	08/02/2015	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed
Appraisal was completed Subject To Completion (pg 325). 1004D is on pg 350 with photos to show completion. Per appraisal subject is to have a swimming pool which appraiser valued at $40,000. No photos of pool were provided. Photos of back yard (pg 352) reflect no pool construction. Final inspection to reflect pool has been completed with photos.
									08/17/2015
Substantial verified employment history - Verified 7.5 yr stable employment history per VOE pg 74.; Low LTV/CLTV - Low LTV at 63.48%.Program guidelines allow to 80%; Excellent verified credit history - 783 qualifying score with no derogatory credit history when program guidelines only require 700.; Substantial verified liquid assets and/or savings history - Verified liquid reserves after closing of $111,530.76 (20.59 months).

8/7/15 - Received response from lender of: "Per the processor, the appraisal does not give value to the pool, and the addendum C to the purchase contract reallocated the funds to other options".  ** No Exception Cleared. Appraisal adjusted comps by $40,000 for the lack of a pool, thus value was accessed.  Appraisal indicates a pool is part of improvements and includes an estimate in the Cost Approach as well for pool, porches and fence. If contract amended to exclude pool, appraisal to be updated to reflect same with value being supported. APPR 0032 Exception Remains.;
 8/17/15 - Received response from lender of: "Updated Appraisal".  Update reflects a date of 8/13/15 which reflects the opinion of market value of the property as of 6/22/2015 is $1,060,000 which is $40,000 less than the original appraised value reflected in file ($1,100,000). Updated appraisal reflects a comment of: "The pool allowance in the contract was deleted and allocated to other expenses in the construction. 08/13/2015". Floor plan sketch reflects pool but all other documentation reflects it has been removed. Updated appraisal still reflects the appraisal is "subject to completion per plans and specs". 1004D dated 7/17/2015 is on pg 350 with photos to show completion. APPR 0032 Exception Cleared.

8/17/15 - Received response from lender of: "Updated Appraisal".  Update reflects a date of 8/13/15 which reflects the opinion of market value of the property as of 6/22/2015 is $1,060,000 which is $40,000 less than the original appraised value reflected in file ($1,100,000). Updated appraisal reflects a comment of: "The pool allowance in the contract was deleted and allocated to other expenses in the construction. 08/13/2015". Floor plan sketch reflects pool but all other documentation reflects it has been removed. Updated appraisal still reflects the appraisal is "subject to completion per plans and specs". 1004D dated 7/17/2015 is on pg 350 with photos to show completion. APPR 0032 Exception Cleared.
													Approved	A	A	A	A	A
300035170	177203	08/17/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed
Missing updated 3rd party appraisal analysis to reflect value of $1,060,000 is supported based on updated appraisal provided post-consummation. Original CDA reflects original appraisal value of $1,100,000 is supported. Appraisal value was reduced by $40,000 with the omission of the Pool.
									08/18/2015
Substantial verified employment history - Verified 7.5 yr stable employment history per VOE pg 74.; Low LTV/CLTV - Low LTV at 63.48%.Program guidelines allow to 80%; Excellent verified credit history - 783 qualifying score with no derogatory credit history when program guidelines only require 700.; Substantial verified liquid assets and/or savings history - Verified liquid reserves after closing of $111,530.76 (20.59 months).
											8/18/15 - Received 3rd Party Desk Review that reflects updated appraisal value of $1,060,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	8/18/15 - Received 3rd Party Desk Review that reflects updated appraisal value of $1,060,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	Approved	A	A	A	A	A
110853685	133202	12/23/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
Evidence of recording of deed of trust is not evidenced in file by copy of the recorded Mortgage, Deed of Trust or a certified copy with date stamp, or Final title policy with recorded date, nor do the Closing instructions (page 334/387)  indicate Title Company or closing agent has sent the legal documents to the proper recording office to be recorded, or a statement from the Title Company or closing agent  stating that they have sent documents out for recording.
									12/29/2014
Excellent verified credit history - 802/798 qualifying credit scores Credit report (page 5). 720 minimum required. No material delinquency. No judgments, liens or public records. Credit file dates back to 10/1982.
 ; Low DTI - DTI of 28.43% on fully documented file. 43% maximum allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $557,445.06. 186 months of PITI reserves verified. 18 months PITI reserves required.

12/29/14 - Received a copy of the executed recorded Mortgage Deed of Trust and Riders (22 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 12/11/14. DEED 0049 Exception Cleared.

12/29/14 - Received a copy of the executed recorded Mortgage Deed of Trust and Riders (22 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 12/11/14. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
110853685	133203	12/23/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $640,000 is supported. No post closing CDA is provided.	12/29/2014
Excellent verified credit history - 802/798 qualifying credit scores Credit report (page 5). 720 minimum required. No material delinquency. No judgments, liens or public records. Credit file dates back to 10/1982.
 ; Low DTI - DTI of 28.43% on fully documented file. 43% maximum allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $557,445.06. 186 months of PITI reserves verified. 18 months PITI reserves required.

12/29/14 - Received 3rd Party Desk Review that reflects original appraisal value of $640,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/29/14 - Received 3rd Party Desk Review that reflects original appraisal value of $640,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
110853685	133205	12/23/2014	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated Business Disclosure (page 273) is dated 11/10/2014 which is not within 3 days of application date of 10/31/2014 (page 366).	09/15/2015
Excellent verified credit history - 802/798 qualifying credit scores Credit report (page 5). 720 minimum required. No material delinquency. No judgments, liens or public records. Credit file dates back to 10/1982.
 ; Low DTI - DTI of 28.43% on fully documented file. 43% maximum allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $557,445.06. 186 months of PITI reserves verified. 18 months PITI reserves required.

12/30/14 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department." Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans. Signature is required. Signed Affiliated Business Disclosure is provided in file (pg 273). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s).COMP 0035 Exception Cleared.

12/30/14 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department." Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans. Signature is required. Signed Affiliated Business Disclosure is provided in file (pg 273). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s).COMP 0035 Exception Cleared.
													Funded	A	A	A	A	A
110853685	133207	12/23/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Closing Protection Letter from title insurance provide was not provided.	09/15/2015
Excellent verified credit history - 802/798 qualifying credit scores Credit report (page 5). 720 minimum required. No material delinquency. No judgments, liens or public records. Credit file dates back to 10/1982.
 ; Low DTI - DTI of 28.43% on fully documented file. 43% maximum allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $557,445.06. 186 months of PITI reserves verified. 18 months PITI reserves required.

12/29/14 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Lender does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where Lender has been operating for quite some time). On states like CA, AZ, AK, CO, UT and NV, where Lender just opened operations, protection letter is required only if there is a sub-escrow (i.e. escrow company is different from title company). Subject is in the state of WA.  ** While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Exception cleared. TITL 0005 Exception Cleared.

12/29/14 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Lender does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where Lender has been operating for quite some time). On states like CA, AZ, AK, CO, UT and NV, where Lender just opened operations, protection letter is required only if there is a sub-escrow (i.e. escrow company is different from title company). Subject is in the state of WA.  ** While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Exception cleared. TITL 0005 Exception Cleared.
													Funded	A	A	A	A	A
110853685	133335	12/23/2014	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Verbal verification of Employment (pg 2) does not list employee start date and does not confirm 24 months of employment with Turner Construction.  No other VVOE or VOE in file. Unable to confirm 24 months of employment history with no gaps greater than 30 days. All verifications to be dated prior to Note consummation date.
									03/13/2015
Excellent verified credit history - 802/798 qualifying credit scores Credit report (page 5). 720 minimum required. No material delinquency. No judgments, liens or public records. Credit file dates back to 10/1982.
 ; Low DTI - DTI of 28.43% on fully documented file. 43% maximum allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $557,445.06. 186 months of PITI reserves verified. 18 months PITI reserves required.

1/23/15 - Received copy of same Verbal VOE from original file (pg. 2) that reflects a handwritten amendment to the hire date and whether the employer confirmed the borrowers hire date. The hire date is reflected to be 4/1/1983 which would calculate to 32+ years on the job and the "No" check box is marked through with a handwritten "X" in the Yes box. None of the handwritten notes are initialed nor does the hire date listed correspond to any of the borrowers 1003 applications which reflects "years on job" as 11 yrs. 4 months. The same line of work is reflected to be 32 years. Unable to determine accurate hire date. Re-confirmation must be executed and / or clearly initialed to confirm  years on job or final 1003 must be corrected and re-executed by the borrowers.  ** No Exception Cleared.  CRED 0007 Exception Remains.;
 3/13/15 - Received copy of same Verbal VOE from original file (pg. 2) that reflects a handwritten amendment to the hire date and whether the employer confirmed the borrowers hire date. The hire date is reflected to be 4/1/1983 which would calculate to 32+ years on the job and the "No" check box is marked through with a handwritten "X" in the Yes box. The correction on hire date box is initialed by verifier however, hire date listed does not correspond to borrowers Final 1003 application which reflects "years on job" as 11 yrs 4 months (pg 188). Final 1003 must be corrected and re-executed by the borrowers. CRED 0007 Exception Cleared, however, adding a separate exception (APP 0006) for correction on Final 1003.

3/13/15 - Received copy of same Verbal VOE from original file (pg. 2) that reflects a handwritten amendment to the hire date and whether the employer confirmed the borrowers hire date. The hire date is reflected to be 4/1/1983 which would calculate to 32+ years on the job and the "No" check box is marked through with a handwritten "X" in the Yes box. The correction on hire date box is initialed by verifier however, hire date listed does not correspond to borrowers Final 1003 application which reflects "years on job" as 11 yrs 4 months (pg 188). Final 1003 must be corrected and re-executed by the borrowers. CRED 0007 Exception Cleared, however, adding a separate exception (APP 0006) for correction on Final 1003.
													Funded	A	A	A	A	A
110853685	148947	03/13/2015	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
Based on Verbal VOE received on 03/13/15 that reflects a handwritten amendment to the hire date and reflects hire date of 4/1/1983 which would calculate to 32+ years on the job,  Final 1003 application which reflects "years on job" as 11 yrs 4 months (pg 188) must be corrected to correspond with Verbal VOE actual years on the job. Final 1003 must be corrected and re-executed by the borrowers.
									04/16/2015
Excellent verified credit history - 802/798 qualifying credit scores Credit report (page 5). 720 minimum required. No material delinquency. No judgments, liens or public records. Credit file dates back to 10/1982.
 ; Low DTI - DTI of 28.43% on fully documented file. 43% maximum allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $557,445.06. 186 months of PITI reserves verified. 18 months PITI reserves required.

4/16/15 - Received Verbal VOE that reflects  handwritten amendments to the hire date:
 Document reflects Original hire date of 4/1/1983 and re-hire date of 07/14/2003. Re-hire date calculates to 11+ years on the job which matches Final 1003. APP 0006 Exception Cleared.

4/16/15 - Received Verbal VOE that reflects  handwritten amendments to the hire date:
 Document reflects Original hire date of 4/1/1983 and re-hire date of 07/14/2003. Re-hire date calculates to 11+ years on the job which matches Final 1003. APP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300005760	147672	02/25/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									02/26/2015
Excellent verified credit history - 763/763 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Lender qualified borrower on income of XXXX/mo. 2 year average of 2013 and 2012 Sch C income (pg 183, 200) was XXXX7/mo. Year end paystub (pg 172) reflects YTD income of XXXX or XXXX/mo. 2014 P&L (pg 152) reflects income of XXXX/mo. Lender income for qualifying of XXXX/mo is very conservative approach.

2/26/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

2/26/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300005760	147677	02/25/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter provided by title insurer.	09/15/2015
Excellent verified credit history - 763/763 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Lender qualified borrower on income of $12,080/mo. 2 year average of 2013 and 2012 Sch C income (pg 183, 200) was $28,358.17/mo. Year end paystub (pg 172) reflects YTD income of $308,184.93 or $25,682.08/mo. 2014 P&L (pg 152) reflects income of $27,627/mo. Lender income for qualifying of $12,080/mo is very conservative approach.

2/26/15 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Lender does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where Lender has been operating for quite some time). While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender.  Subject is in the state of WA. TITL 0005 Exception Cleared.

2/26/15 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Lender does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where Lender has been operating for quite some time). While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender.  Subject is in the state of WA. TITL 0005 Exception Cleared.
													Funded	A	A	A	A	A
300005760	147679	02/25/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	09/15/2015
Excellent verified credit history - 763/763 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Lender qualified borrower on income of $12,080/mo. 2 year average of 2013 and 2012 Sch C income (pg 183, 200) was $28,358.17/mo. Year end paystub (pg 172) reflects YTD income of $308,184.93 or $25,682.08/mo. 2014 P&L (pg 152) reflects income of $27,627/mo. Lender income for qualifying of $12,080/mo is very conservative approach.

2/26/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

2/26/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300005760	147684	02/25/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
UPDATED EXCEPTION:
Missing evidence of borrower executed letters of explanation provided. Borrower letter dated 2/10/15 is not signed and co-borrower letter dated 2/2/15 is not executed.

ORIGINAL EXCEPTION:
 Employment documentation is deficient for the following: 1) Missing verification of borrowers self employment covering at least 24 months. Verification of borrower licensing as a physician or confirmation of self employed contract status covering 24 months is required. 2) Missing 24 months of employment history for coborrower employment as a physician. Per 1003, missing verification of current employment and prior employment.
									02/27/2015
Excellent verified credit history - 763/763 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Lender qualified borrower on income of $12,080/mo. 2 year average of 2013 and 2012 Sch C income (pg 183, 200) was $28,358.17/mo. Year end paystub (pg 172) reflects YTD income of $308,184.93 or $25,682.08/mo. 2014 P&L (pg 152) reflects income of $27,627/mo. Lender income for qualifying of $12,080/mo is very conservative approach.

2/27/15 - Received five documents dated prior to the Note date of 2/12/2015.
1) is 20-page including letter of explanation dated 2/10/15 from borrower (not signed) that addresses independent contractor status of employment.  Contract presented reflects borrowers contract since 2010 and commonalty of initial period where income earnings is lower then final contract amount.  Borrower is in initial 6 month period for present contact in WA location. Attached is copy of 2010 contract covering prior employment in Texas to WA (pg. 5/20, or Exhibit A on noted contract page 2/10 that confirms both prior self-employment in TX and present in WA.
2)  is VOE on Co-borrower with Hospital dated 2/6/2015.  Reflects monthly base salary of $12,500 and start date of 10/15/14.
3)  is a letter of explanation dated 2/2/15 from Co-borrower (not signed) that addresses the gap in employment (June to October, 2014). Actual dates was 7/1/14 (last pay received 7/18/2014 to 10/15/2014 which is 3 months. Co-borrower sufficiently addressed the gap.
4)  is Verbal VOE executed by lender processor dated 2/11/2015 for Self-employment for borrower via State Licensing Bureau with Washington State Dept of Revenue confirming borrower is Sole Proprietor with confirmed open account date of 10/1/2014.
5)  is a Verification of previous employment dated 2/6/for Co-borrower, confirming employment dates of 7/1/2010 to 7/1/2014 with last pay date of 7/18/2014.
*** Partially Cleared.  Missing evidence of borrowers executed letters of explanation.  See UPDATED EXCEPTION:
UPDATED EXCEPTION:
Missing evidence of borrower executed letters of explanation provided. Borrower letter dated 2/10/15 is not executed and co-borrower letter dated 2/2/15 is not executed.;
 2/27/15 - Received six page document that reflects the borrower and co-borrower letter of explanation for employment history/gap as fully executed.  CRED 0006 Exception Cleared.
												2/27/15 - Received six page document that reflects the borrower and co-borrower letter of explanation for employment history/gap as fully executed. CRED 0006 Exception Cleared.	Funded	A	A	A	A	A
300005760	147699	02/25/2015	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed
Cash required for closing of $230,864.94. Total cash assets verified of $202,220.48. Short liquid funds to close of $28,644.46. Per Asset Worksheet borrower was withdrawing $45,000 from Retirement. Missing evidence of $45,000 withdrawal from IRA. Missing evidence of 3 months PITI liquid reserves required by lender guidelines.
									09/15/2015
Excellent verified credit history - 763/763 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Lender qualified borrower on income of $12,080/mo. 2 year average of 2013 and 2012 Sch C income (pg 183, 200) was $28,358.17/mo. Year end paystub (pg 172) reflects YTD income of $308,184.93 or $25,682.08/mo. 2014 P&L (pg 152) reflects income of $27,627/mo. Lender income for qualifying of $12,080/mo is very conservative approach.

2/27/15 - Received two separate documents.  One is 38 pages and second is 24 pages. Note date is 2/12/2015.
1) Reflects Source of Funds worksheet with bank statements attached. $145,000 withdrawal from IRA made and deposited on 2/3/2015 in Savings account with net $113,100 deposited.  Prior balance was $156,801 plus $113,100.
 2) Reflects 2 months (November and December, 2014) IRA statement for Borrower reflecting a balance of $436,916.66 x 60% = $262,150.00 as of 12/31/2014. IRA accounts cannot count towards liquid reserves per guidelines. IRA January, 2015 statement is in first document with remaining balance of $293,305.25 x 60% = $175,983.  IRA accounts cannot count towards liquid reserves per guidelines. Earnest money $30,000 cleared after the bank statement date with balance of $45,289, however counted the after clearance balance as balance was less at $8,340.  Sufficient liquid reserves verified.

2/27/15 - Received two separate documents.  One is 38 pages and second is 24 pages. Note date is 2/12/2015.
1) Reflects Source of Funds worksheet with bank statements attached. $145,000 withdrawal from IRA made and deposited on 2/3/2015 in Savings account with net $113,100 deposited.  Prior balance was $156,801 plus $113,100.
 2) Reflects 2 months (November and December, 2014) IRA statement for Borrower reflecting a balance of $436,916.66 x 60% = $262,150.00 as of 12/31/2014. IRA accounts cannot count towards liquid reserves per guidelines. IRA January, 2015 statement is in first document with remaining balance of $293,305.25 x 60% = $175,983.  IRA accounts cannot count towards liquid reserves per guidelines. Earnest money $30,000 cleared after the bank statement date with balance of $45,289, however counted the after clearance balance as balance was less at $8,340.  Sufficient liquid reserves verified.
													Funded	A	A	A	A	A
300005760	147702	02/25/2015	Credit	Missing Verification of Rental	CRED 0021	1	Closed	Missing verification of borrowers rental history at current residence reporting for 6 months per 1003 (pg 278).	02/27/2015
Excellent verified credit history - 763/763 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Lender qualified borrower on income of $12,080/mo. 2 year average of 2013 and 2012 Sch C income (pg 183, 200) was $28,358.17/mo. Year end paystub (pg 172) reflects YTD income of $308,184.93 or $25,682.08/mo. 2014 P&L (pg 152) reflects income of $27,627/mo. Lender income for qualifying of $12,080/mo is very conservative approach.

2/27/15 - Received a Supplemental Credit Report dated 2/2/2015 which is prior to Note date.  Supplement reflects landlord verification from 08/2014 to 02/2015 for 7 months reviewed paid 0x30 with rent payment of $2800 per month. CRED 0021 Exception Cleared.

2/27/15 - Received a Supplemental Credit Report dated 2/2/2015 which is prior to Note date.  Supplement reflects landlord verification from 08/2014 to 02/2015 for 7 months reviewed paid 0x30 with rent payment of $2800 per month. CRED 0021 Exception Cleared.
													Funded	A	A	A	A	A
300005760	147717	02/25/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing 2014 and 2015 YTD Balance Sheet for borrowers self employment. P&L statements provided (pg 151, 152) however no Balance Sheets provided.	04/28/2015
Excellent verified credit history - 763/763 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Lender qualified borrower on income of $12,080/mo. 2 year average of 2013 and 2012 Sch C income (pg 183, 200) was $28,358.17/mo. Year end paystub (pg 172) reflects YTD income of $308,184.93 or $25,682.08/mo. 2014 P&L (pg 152) reflects income of $27,627/mo. Lender income for qualifying of $12,080/mo is very conservative approach.

4/1/15 - Received rebuttal from lender which states: "The condition required 2014 and 2015 Balance sheets. 2015 should not be required as the loan closed 2/18/15 so we were not beyond the first quarter of 2015." Lender attached Balance Sheet for period October 2014 to December 2014. Exception partially cleared. Provide 2015 YTD Balance Sheet to correspond with 2015 P&L provided in file (pg 151). CRED 0082 Exception Remains.;
 4/27/15 - Lender attached Balance Sheet for period January 1 to January 16, 2015 to correspond with Balance Sheet provided in file. Previously received Balance Sheet for period October 2014 to December 2014. CRED 0082 Exception Cleared.

4/27/15 - Lender attached Balance Sheet for period January 1 to January 16, 2015 to correspond with Balance Sheet provided in file. Previously received Balance Sheet for period October 2014 to December 2014. CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300008105	154261	04/13/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage (pg 534) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office
									09/16/2015
Low DTI - Verified low DTI of 18.20% on a fully documented file. Max allowed per guide is 43%.; Excellent verified housing payment history - Credit report reflects 36 months of current mortgage history paid 0x30.  ; Excellent verified credit history - 791/790 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1993.

4/17/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (25 total pages) to confirm Mortgage / Deed of Trust recording has been completed, however, legal description is not confirmed. Legal Description on Deed of Trust and Appraisal Report (pg 888) reflects Phase Two which does not match legal description per MERS Rider (pg 23) and Exhibit A on Title Commitment of Phase Three (pg 335). Correction on Legal Description not initialed by borrowers. APN no. confirmed. DEED 0049 Exception Remains.;
4/28/15 - Received a copy of the previously provided executed recorded Mortgage Deed of Trust, Riders and legal description attachment (27 total pages) to confirm Mortgage / Deed of Trust recording has been completed, however, legal description on page 4/27 reflects the same handwritten correction made from PHASE Three to PHASE Two with no update / title holder initials.  Legal Description on page four of Deed of Trust and Appraisal Report (pg 888) reflects Phase Two which does not match the legal description per MERS Rider (pg 24) and Exhibit A on Title Commitment of Phase Three (pg 335 and 580). Correction on Legal Description not consistent throughout file documentation and recorded Mortgage nor is it acknowledged and initialed by borrowers. APN no. confirmed. DEED 0049 Exception Remains.;
5/14/15 - Received copy of updated preliminary title report with legal description corrected to reflect Phase Two. MERS Rider (pg 24) shows legal description as Phase Three and must be corrected to reflect correct Phase number. Updated title report, Deed of Trust legal description (pg 4) and Appraisal Report (pg 888) all reflects legal description as Phase Two. Provide evidence that legal description has been corrected in MERS Rider with confirmation in writing that the amended document has been sent for re-recording. DEED 0049 Exception Remains.;
 5/29/15 - Received copy of 27-page re-recorded DOT that reflects the MERS Rider legal description Phase has been corrected from "3" to "2" and initialed by the borrowers. DEED 0049 Exception Cleared.

4/17/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (25 total pages) to confirm Mortgage / Deed of Trust recording has been completed, however, legal description is not confirmed. Legal Description on Deed of Trust and Appraisal Report (pg 888) reflects Phase Two which does not match legal description per MERS Rider (pg 23) and Exhibit A on Title Commitment of Phase Three (pg 335). Correction on Legal Description not initialed by borrowers. APN no. confirmed. DEED 0049 Exception Remains.;
4/28/15 - Received a copy of the previously provided executed recorded Mortgage Deed of Trust, Riders and legal description attachment (27 total pages) to confirm Mortgage / Deed of Trust recording has been completed, however, legal description on page 4/27 reflects the same handwritten correction made from PHASE Three to PHASE Two with no update / title holder initials.  Legal Description on page four of Deed of Trust and Appraisal Report (pg 888) reflects Phase Two which does not match the legal description per MERS Rider (pg 24) and Exhibit A on Title Commitment of Phase Three (pg 335 and 580). Correction on Legal Description not consistent throughout file documentation and recorded Mortgage nor is it acknowledged and initialed by borrowers. APN no. confirmed. DEED 0049 Exception Remains.;
5/14/15 - Received copy of updated preliminary title report with legal description corrected to reflect Phase Two. MERS Rider (pg 24) shows legal description as Phase Three and must be corrected to reflect correct Phase number. Updated title report, Deed of Trust legal description (pg 4) and Appraisal Report (pg 888) all reflects legal description as Phase Two. Provide evidence that legal description has been corrected in MERS Rider with confirmation in writing that the amended document has been sent for re-recording. DEED 0049 Exception Remains.;
 5/29/15 - Received copy of 27-page re-recorded DOT that reflects the MERS Rider legal description Phase has been corrected from "3" to "2" and initialed by the borrowers. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300008105	154262	04/13/2015	Compliance	Corrections to the Mortgage/DOT are not initialed by the Borrower(s)	DEED 0023	1	Closed
Name of borrower 1, has been misspelled in the following documents: Deed of Trust (pg 546), Deed of Trust Rider (pg 548), Second Home Rider (pg 550) and Trust Rider (pg 554). Borrower initialed his name but did not correct the misspelling. Coborrower name was also incorrect, however the name was corrected and initialed.
									09/16/2015
Low DTI - Verified low DTI of 18.20% on a fully documented file. Max allowed per guide is 43%.; Excellent verified housing payment history - Credit report reflects 36 months of current mortgage history paid 0x30.  ; Excellent verified credit history - 791/790 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1993.

4/17/15 - Received a signed Letter of Intent Lender in company letterhead which states: "This is our letter of intent to re-record the Deed of Trust. We have corrected the spelling of borrowers name." Lender attached pages of Deed of Trust, Deed of Trust Rider, Second Home Rider and Trust Rider (7 pages total) initialed by borrower 1 with his name corrected. DEED 0023 Exception Cleared.

4/17/15 - Received a signed Letter of Intent Lender in company letterhead which states: "This is our letter of intent to re-record the Deed of Trust. We have corrected the spelling of borrowers name." Lender attached pages of Deed of Trust, Deed of Trust Rider, Second Home Rider and Trust Rider (7 pages total) initialed by borrower 1 with his name corrected. DEED 0023 Exception Cleared.
													Funded	A	A	A	A	A
300008105	154295	04/13/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
Missing Final HUD-1. HUD in file signed by borrowers (pg 560) reflects Preliminary. Final HUD must reflect no indication of Estimated document. Unable to confirm final assets for closing. Compliance and credit review complete.
									05/20/2015
Low DTI - Verified low DTI of 18.20% on a fully documented file. Max allowed per guide is 43%.; Excellent verified housing payment history - Credit report reflects 36 months of current mortgage history paid 0x30.  ; Excellent verified credit history - 791/790 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1993.
											4/17/15 - Received a HUD marked Final and stamped CTC by settlement agent. Credit and compliance review complete. HUD 0001 Exception Cleared.	4/17/15 - Received a HUD marked Final and stamped CTC by settlement agent. Credit and compliance review complete. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300008105	154298	04/13/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $767,000 is supported. No post closing CDA is provided.	05/18/2015
Low DTI - Verified low DTI of 18.20% on a fully documented file. Max allowed per guide is 43%.; Excellent verified housing payment history - Credit report reflects 36 months of current mortgage history paid 0x30.  ; Excellent verified credit history - 791/790 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1993.
											4/15/15 - Received 3rd Party Desk Review that reflects original appraisal value of $767,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	4/15/15 - Received 3rd Party Desk Review that reflects original appraisal value of $767,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300008105	154301	04/13/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated Business Disclosure not provided within 3 business days of subject identification date of 10/01/14 (pg 511).	04/20/2015
Low DTI - Verified low DTI of 18.20% on a fully documented file. Max allowed per guide is 43%.; Excellent verified housing payment history - Credit report reflects 36 months of current mortgage history paid 0x30.  ; Excellent verified credit history - 791/790 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1993.

4/17/15 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial
 GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Arrangement Disclosure Notice within 3 days of the ECOA application date and a signature is required. It further reflects it is not required for business purpose loans." Exception cleared based Critical Events History received via RESPA 0015 reflecting application received on 03/02/15. Signed Affiliated Disclosure in file dated 03/04/15 was provided within 3 business days of RESPA application date. COMP 0035 Exception Cleared.

4/17/15 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial
 GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Arrangement Disclosure Notice within 3 days of the ECOA application date and a signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net." Exception cleared based Critical Events History received via RESPA 0015 reflecting application received on 03/02/15. Signed Affiliated Disclosure in file dated 03/04/15 was provided within 3 business days of RESPA application date. COMP 0035 Exception Cleared.
													Funded	A	A	A	A	A
300008105	154302	04/13/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	09/16/2015
Low DTI - Verified low DTI of 18.20% on a fully documented file. Max allowed per guide is 43%.; Excellent verified housing payment history - Credit report reflects 36 months of current mortgage history paid 0x30.  ; Excellent verified credit history - 791/790 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1993.

4/17/15 - Lender provided a statement of: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s).

4/17/15 - Lender provided a statement of: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s).
													Funded	A	A	A	A	A
300008105	154304	04/13/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Patriot Act Disclosure. None found in file.	04/20/2015
Low DTI - Verified low DTI of 18.20% on a fully documented file. Max allowed per guide is 43%.; Excellent verified housing payment history - Credit report reflects 36 months of current mortgage history paid 0x30.  ; Excellent verified credit history - 791/790 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1993.
											4/17/15 - Received copy of Patriot Act Disclosure dated 03/04/15 which is within 3 business days of app date. COMP 0006 Exception Cleared.	4/17/15 - Received copy of Patriot Act Disclosure dated 03/04/15 which is within 3 business days of app date. COMP 0006 Exception Cleared.	Funded	A	A	A	A	A
300008105	154315	04/13/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Missing initial GFE and TIL dated within 3 business days of subject identification date of 10/01/14 as identified by purchase contract (pg 455). Initial 1003 dated 09/02/14 (pg 394). Earliest GFE (pg 488) and TIL (pg 491) found in file both dated 03/04/15. Initial credit report is dated 09/03/14 (pg 81). No Critical Events history found in file. The Initial Disclosure Date is more than 3 business days from the Application Date. The Initial Disclosure Date (2015-03-04) is more than 3 business days from the Application Date (2014-10-01). Three business days from the Application Date is (2014-10-04). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1))
									09/16/2015
Low DTI - Verified low DTI of 18.20% on a fully documented file. Max allowed per guide is 43%.; Excellent verified housing payment history - Credit report reflects 36 months of current mortgage history paid 0x30.  ; Excellent verified credit history - 791/790 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1993.

4/17/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to Chosen Address on 03/02/2015 to confirm RESPA application date of 03/02/2015 to support disclosures not being sent until 03/04/2015 which was within 3 business days of the RESPA application date. RESPA 0015 Exception Cleared.

4/17/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to Chosen Address on 03/02/2015 to confirm RESPA application date of 03/02/2015 to support disclosures not being sent until 03/04/2015 which was within 3 business days of the RESPA application date. RESPA 0015 Exception Cleared.
													Funded	A	A	A	A	A
300008105	154323	04/13/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Asset documentation is insufficient due to the following: 1) Missing Terms of Withdrawal (pg 115). 2) Earnest Money deposit of $25,000 cleared on 10/02/14 (pg 125), however, account is not sourced. File only contains Bank account on pages 107, 109. Unable to confirm source of EMD deposit. No bank statements provided for separate Bank account.
									09/16/2015
Low DTI - Verified low DTI of 18.20% on a fully documented file. Max allowed per guide is 43%.; Excellent verified housing payment history - Credit report reflects 36 months of current mortgage history paid 0x30.  ; Excellent verified credit history - 791/790 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1993.

4/17/15 - Received confirmation from lender that account is a stock account/securities portfolio account held under the Trust (not from employer since borrower is self employed with his own practice). Lender attached copy of notarized Trust Cert and Trust Agreement. Lender also attached letter from borrowers confirming they have access to trust funds. Letter provided is not signed however, signed letter is provided in original file (pg 620). Terms of withdrawal exception cleared due to bank statement in file does not state account is a 401k (pg 115). Still missing source of Earnest Money deposit of $25,000. CRED 0083 Exception Remains.;
4/21/15 - Received copy of Earnest Money deposit of $25,000 which cleared account on 10/02/14. Document provided is the same document originally used in initial review (pg 125). Earnest Money deposit is from Bank account not documented in file. The only Bank statements in file are on pages 107 and 109. Missing two months bank statements for Bank account. Unable to document source of earnest money deposit. CRED 0083 Exception Remains.;
 4/23/15 - Lender provided one month of bank statement for Account for period 09/20/14 to 10/21/14.  Trust document provided in original file. Earnest Money deposit of $25,000 cleared on 10/03/14 per Transaction Detail on page 3. Exception cleared due to account is merely being used to evidence source of earnest money deposit. Actual balance of $42,886.81 is not being used for reserves or cash to close thus additional month of bank statement is no longer required. CRED 0083 Exception Cleared.

4/21/15 - Received copy of Earnest Money deposit of $25,000 which cleared account on 10/02/14. Document provided is the same document originally used in initial review (pg 125). Earnest Money deposit is from Bank account not documented in file. The only Bank statements in file are on pages 107 and 109. Missing two months bank statements for Bank account. Unable to document source of earnest money deposit. CRED 0083 Exception Remains.;
 4/23/15 - Lender provided one month of bank statement for Account for period 09/20/14 to 10/21/14.  Trust document provided in original file. Earnest Money deposit of $25,000 cleared on 10/03/14 per Transaction Detail on page 3. Exception cleared due to account is merely being used to evidence source of earnest money deposit. Actual balance of $42,886.81 is not being used for reserves or cash to close thus additional month of bank statement is no longer required. CRED 0083 Exception Cleared.
													Funded	A	A	A	A	A
300008105	154378	04/14/2015	Compliance	Corrections or changes that materially affect the Note have NOT been initialed by the Borrower(s)	NOTE 0048	1	Closed	Name of borrower 1, appears to have been misspelled as in the Addendum to Note (pg 531). Borrower initialed his name but did not correct his name in the document.	09/16/2015
Low DTI - Verified low DTI of 18.20% on a fully documented file. Max allowed per guide is 43%.; Excellent verified housing payment history - Credit report reflects 36 months of current mortgage history paid 0x30.  ; Excellent verified credit history - 791/790 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1993.

4/17/15 - Received response from lender of: "note issue, was able to correct note, was not sent out yet." Lender attached a Memo signed which states: "We still had the original Note here and we are able to correct Borrowers name to the addendum." Lender attached copy of executed Note, Note Addendum and Signature Affidavit. Note Addendum and Signature Affidavit are both initialed by borrower 1 and his name has been corrected. NOTE 0048 Exception Cleared.

4/17/15 - Received response from lender of: "note issue, was able to correct note, was not sent out yet." Lender attached a Memo signed which states: "We still had the original Note here and we are able to correct Borrowers name to the addendum." Lender attached copy of executed Note, Note Addendum and Signature Affidavit. Note Addendum and Signature Affidavit are both initialed by borrower 1 and his name has been corrected. NOTE 0048 Exception Cleared.
													Funded	A	A	A	A	A
300008105	155143	04/20/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
UPDATED EXCEPTION:
Loan remains under disclosed but for an updated amount of $725.93 based on amended HUD1 received on 4/29/15 which reflects a change in the borrower paid settlement charge in line #1102 of $825. The total title charges on line #1101 is $2829 which is a charge to the borrower and not the seller, thus it does not include the seller paid $275 settlement fee. With the reduction in the borrower settlement fee, the under disclosed finance charge has increased to $725.93 as there is now an unaccounted fee charge of $974 within the $2829 title services that is not reflected on the HUD1 or in an addendum (Title Services Total of $2829 with a breakdown of: $825 Settlement/Closing Fee, $705 Title Insurance, $150 Title Endorsement Fee, $175 Notary Fee and $974 Unaccounted Fee). This results to a net under disclosed amount of $725.93. The disclosed finance charge ($491,897.86) is ($725.93) below the actual finance charge($492,623.79). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

PREVIOUS UPDATED EXCEPTION:
Based on Amended Final HUD received on 04/24/15, loan is still under disclosed but for a lower amount of $450.93. Reason is due to fees charged on the HUD1 but not included in the prepaid finance charge per the TIL Itemization. HUD1 reflects under disclosed Settlement Closing Fee from line #1101 of $1,100. Per the Itemization (pg 525), lender only included $1000 Settlement or Closing Fee. Lender overdisclosed prepaid finance charge of $1,858.91 versus actual prepaid interest per HUD of $1,635.84 and disclosed $125 Inspection Fee as a Prepaid Charge (Line 808). Lastly, there is an unaccounted fee charged of $699 that is not reflected on the HUD1 or in an addendum (Title Services Total of $2829 with a breakdown of: $1,100 Closing Fee, $705 Title Insurance, $150 Title Endorsement Fee, $175 Notary Fee and $699 Unaccounted Fee). This results to a net under disclosed amount of $450.93.The disclosed finance charge ($491,897.86) is ($450.93) below the actual finance charge($492,348.79). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

 ORIGINAL EXCEPTION: Based on Final HUD received on 04/17/15, loan is under disclosed by $625.93. Reason is due to fees charged on the HUD1 but not included in the prepaid finance charge per the TIL Itemization. HUD1 reflects under disclosed Settlement Closing Fee from line #1101 of $1,100. Per the Itemization (pg 525), lender only included $1000 Settlement or Closing Fee. Lender overdisclosed prepaid finance charge of $1,858.91 versus actual prepaid interest per HUD of $1,635.84 and disclosed $125 Inspection Fee as a Prepaid Charge (Line 808). Lastly, there is an unaccounted fee charged of $874 that is not reflected on the HUD1 or in an addendum (Title Services Total of $2829 with a breakdown of: $1,100 Closing Fee, $705 Title Insurance, $150 Title Endorsement Fee and $874 Unaccounted Fee). This results to a net under disclosed amount of $625.93. The disclosed finance charge ($491,897.86) is ($625.93) below the actual finance charge($492,523.79). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
									09/16/2015
Low DTI - Verified low DTI of 18.20% on a fully documented file. Max allowed per guide is 43%.; Excellent verified housing payment history - Credit report reflects 36 months of current mortgage history paid 0x30.  ; Excellent verified credit history - 791/790 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1993.

4/24/15 - Received Amended Final HUD. It appears that the only change between Amended Final HUD presented and previous Final HUD presented is the $175 Itemized Notary Fee on Line #1113. This itemized fee lowered the unaccounted fee from $874 to $699. Based on Amended Final HUD received, loan is still under disclosed but for a lower amount of $450.93. Reason is due to fees charged on the HUD1 but not included in the prepaid finance charge per the TIL Itemization. HUD1 reflects under disclosed Settlement Closing Fee from line #1101 of $1,100. Per the Itemization (pg 525), lender only included $1000 Settlement or Closing Fee. Lender overdisclosed prepaid finance charge of $1,858.91 versus actual prepaid interest per HUD of $1,635.84 and disclosed $125 Inspection Fee as a Prepaid Charge (Line 808). Lastly, there is an unaccounted fee charged of $699 that is not reflected on the HUD1 or in an addendum (Title Services Total of $2829 with a breakdown of: $1,100 Closing Fee, $705 Title Insurance, $150 Title Endorsement Fee, $175 Notary Fee and $699 Unaccounted Fee). This results to a net under disclosed amount of $450.93.The disclosed finance charge ($491,897.86) is ($450.93) below the actual finance charge($492,348.79). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
*** UPDATED EXCEPTION***
Based on Amended Final HUD received on 04/24/15, loan is still under disclosed but for a lower amount of $450.93. Reason is due to fees charged on the HUD1 but not included in the prepaid finance charge per the TIL Itemization. HUD1 reflects under disclosed Settlement Closing Fee from line #1101 of $1,100. Per the Itemization (pg 525), lender only included $1000 Settlement or Closing Fee. Lender overdisclosed prepaid finance charge of $1,858.91 versus actual prepaid interest per HUD of $1,635.84 and disclosed $125 Inspection Fee as a Prepaid Charge (Line 808). Lastly, there is an unaccounted fee charged of $699 that is not reflected on the HUD1 or in an addendum (Title Services Total of $2829 with a breakdown of: $1,100 Closing Fee, $705 Title Insurance, $150 Title Endorsement Fee, $175 Notary Fee and $699 Unaccounted Fee). This results to a net under disclosed amount of $450.93.The disclosed finance charge ($491,897.86) is ($450.93) below the actual finance charge($492,348.79). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).;
4/28/15 - Received lender response of "HUD issue".  Attached is a lender statement providing detail to the breakdown that settlement fee is $1000 including courtesy signing fee of $175 and $1100 on line 1102 includes $275 seller portion which appears in the seller fee column.  Remaining $825 is borrower portion after including courtesy signing fee of $175 the total settlement fee is $1000 which matches to the final itemization of amount financed. ** Total title charges on line #1101 is $2829 and does not include the $275.  The breakdown for line #1102 is the breakdown of the borrower #1101 charge for title service fees and reflects $1100, again not including the seller portion of $275. ** No Exception Cleared. Breakdown per updated exception comment remains.  COMP 0001 Exception Remains.;
4/29/15 - Received response from lender of: "final HUD".  Attached is an amended HUD1 which reflects an amendment made to the borrower paid settlement charge in line #1102 of $825. The seller settlement fee charge of $275 is also listed which is reflected under the Seller paid column. The total title charges on line #1101 is $2829 which is a charge to the borrower and not the seller, thus it does not include the seller paid $275 settlement fee.  With the reduction in the borrower settlement fee, the under disclosed finance charge has increased to $725.93 as there is now an unaccounted fee charge of $974 within the $2829 title services that is not reflected on the HUD1 or in an addendum (Title Services Total of $2829 with a breakdown of: $825 Settlement/Closing Fee, $705 Title Insurance, $150 Title Endorsement Fee, $175 Notary Fee and $974 Unaccounted Fee). This results to a net under disclosed amount of $725.93. ** No Exception Cleared. Amended HUD1 results in an increase to the under disclosed finance charges.  COMP 0001 Exception Remains.; See UPDATED EXCEPTION:
UPDATED EXCEPTION:
Loan remains under disclosed but for an updated amount of $725.93 based on amended HUD1 received on 4/29/15 which reflects a change in the borrower paid settlement charge in line #1102 of $825. The total title charges on line #1101 is $2829 which is a charge to the borrower and not the seller, thus it does not include the seller paid $275 settlement fee. With the reduction in the borrower settlement fee, the under disclosed finance charge has increased to $725.93 as there is now an unaccounted fee charge of $974 within the $2829 title services that is not reflected on the HUD1 or in an addendum (Title Services Total of $2829 with a breakdown of: $825 Settlement/Closing Fee, $705 Title Insurance, $150 Title Endorsement Fee, $175 Notary Fee and $974 Unaccounted Fee). This results to a net under disclosed amount of $725.93. The disclosed finance charge ($491,897.86) is ($725.93) below the actual finance charge($492,623.79). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).;
5/2/15 - Received response from lender of: "compliance rebuttal". Attached is response that states: "$825.00 buyer portion of settlement closing fee plus $175.00 Courtesy Signing Fee for a total of $1000.00 in settlement closing fees legitimately considered as finance charge. PLEASE KEEP IN MIND THAT TITLE FEES ARE NOT FINANCE CHARGES. Here is a break down for the total of $2829.00 on line 1101 $1000.00 settlement fees (the only finance charge) plus $705.00 lenders title insurance (not a finance charge) plus $1124.00 (early issue lenders title insurance policy-specific to the State of Oregon on every new construction loan that closes within 90 days of construction completion to warrant against possible future mechanical lien- not a finance charge) equals $2829.00".  ** Total breakdown does not include or consider the two Title Endorsement fees from line #1111 and #1114 that is also reflected in the addendum to the final HUD1 provided on 4/29/15, thus itemized borrower paid fees listed does not balance to the total title fees disclosed and charged in line #1101.  The itemization of breakdown in the #1100 section should balance to the total line #1101 borrower paid title services and lender title insurance charges.   The HUD1 provided last on 4/29/2015 does not.  No Exception Cleared.  Loan remains under disclosed. COMP 0001 Exception Remains.;
5/7/15 - Received call from the lender (SF) she requested guidance and stated that an additional HUD1 is being provided.;
5/8/15 - Received response from lender of "final HUD". Attached is a copy of a HUD1 reflecting final on page but page four reflects no signatures, where signature lines exist for borrower and seller and no Settlement agent certification on any pages. Updated section 1100 no longer reflects the title endorsement fees but page four of the addendum still reflects the two fees that total $150 for lines #1111 and #1114. ** Total breakdown does not include or consider the two Title Endorsement fees from line #1111 and #1114 that is still reflected in the addendum per the updated HUD1 Supplemental page.  Itemized borrower paid fees listed does not balance to the total title fees disclosed and charged in line #1101. No Exception Cleared.  Loan remains under disclosed. COMP 0001 Exception Remains.;
5/15/15 - Received response from lender of "Hud issue".  Attached is lender letter dated 5/15/15 with an explanation that the two title endorsement fees totaling $150 from lines #1111 and #1114 are included in the title insurance premium fee of $705 from line #1104. Lender stated: The two endorsement fees are listed on line 1111 and 1114 and itemized on page 4, the amounts are included in the title insurance premium of $705.00 on line 1104. The total on line 1101 adds up to all the fees disclosed in box 1100 $825.00 escrow fee (buyer portion) plus $705.00 Lender's title insurance plus $1124.00- Lender's tittle insurance early issue state specific for new construction completed within less than 90 days from closing date plus $175.00 Courtesy signing fee EQUALS EXACTLY $2829.00. Add up the amounts in yellow and the total should match the amount in pink. This is what the borrower had to pay. $1124.00 and $705.00 are title fees and not finance charges for TIL purposes (this is what the condition was all about). ** Under disclosure issued cleared but still missing evidence of CTC final HUD1.  HUD1 provided on 5/8/2015 is not certified by the closing agent.  Still missing the final HUD1, thus see new added exception for missing final HUD1.  COMP 0001 Exception Cleared.

4/24/15 - Received Amended Final HUD. It appears that the only change between Amended Final HUD presented and previous Final HUD presented is the $175 Itemized Notary Fee on Line #1113. This itemized fee lowered the unaccounted fee from $874 to $699. Based on Amended Final HUD received, loan is still under disclosed but for a lower amount of $450.93. Reason is due to fees charged on the HUD1 but not included in the prepaid finance charge per the TIL Itemization. HUD1 reflects under disclosed Settlement Closing Fee from line #1101 of $1,100. Per the Itemization (pg 525), lender only included $1000 Settlement or Closing Fee. Lender overdisclosed prepaid finance charge of $1,858.91 versus actual prepaid interest per HUD of $1,635.84 and disclosed $125 Inspection Fee as a Prepaid Charge (Line 808). Lastly, there is an unaccounted fee charged of $699 that is not reflected on the HUD1 or in an addendum (Title Services Total of $2829 with a breakdown of: $1,100 Closing Fee, $705 Title Insurance, $150 Title Endorsement Fee, $175 Notary Fee and $699 Unaccounted Fee). This results to a net under disclosed amount of $450.93.The disclosed finance charge ($491,897.86) is ($450.93) below the actual finance charge($492,348.79). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
*** UPDATED EXCEPTION***
Based on Amended Final HUD received on 04/24/15, loan is still under disclosed but for a lower amount of $450.93. Reason is due to fees charged on the HUD1 but not included in the prepaid finance charge per the TIL Itemization. HUD1 reflects under disclosed Settlement Closing Fee from line #1101 of $1,100. Per the Itemization (pg 525), lender only included $1000 Settlement or Closing Fee. Lender overdisclosed prepaid finance charge of $1,858.91 versus actual prepaid interest per HUD of $1,635.84 and disclosed $125 Inspection Fee as a Prepaid Charge (Line 808). Lastly, there is an unaccounted fee charged of $699 that is not reflected on the HUD1 or in an addendum (Title Services Total of $2829 with a breakdown of: $1,100 Closing Fee, $705 Title Insurance, $150 Title Endorsement Fee, $175 Notary Fee and $699 Unaccounted Fee). This results to a net under disclosed amount of $450.93.The disclosed finance charge ($491,897.86) is ($450.93) below the actual finance charge($492,348.79). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).;
4/28/15 - Received lender response of "HUD issue".  Attached is a lender statement providing detail to the breakdown that settlement fee is $1000 including courtesy signing fee of $175 and $1100 on line 1102 includes $275 seller portion which appears in the seller fee column.  Remaining $825 is borrower portion after including courtesy signing fee of $175 the total settlement fee is $1000 which matches to the final itemization of amount financed. ** Total title charges on line #1101 is $2829 and does not include the $275.  The breakdown for line #1102 is the breakdown of the borrower #1101 charge for title service fees and reflects $1100, again not including the seller portion of $275. ** No Exception Cleared. Breakdown per updated exception comment remains.  COMP 0001 Exception Remains.;
4/29/15 - Received response from lender of: "final HUD".  Attached is an amended HUD1 which reflects an amendment made to the borrower paid settlement charge in line #1102 of $825. The seller settlement fee charge of $275 is also listed which is reflected under the Seller paid column. The total title charges on line #1101 is $2829 which is a charge to the borrower and not the seller, thus it does not include the seller paid $275 settlement fee.  With the reduction in the borrower settlement fee, the under disclosed finance charge has increased to $725.93 as there is now an unaccounted fee charge of $974 within the $2829 title services that is not reflected on the HUD1 or in an addendum (Title Services Total of $2829 with a breakdown of: $825 Settlement/Closing Fee, $705 Title Insurance, $150 Title Endorsement Fee, $175 Notary Fee and $974 Unaccounted Fee). This results to a net under disclosed amount of $725.93. ** No Exception Cleared. Amended HUD1 results in an increase to the under disclosed finance charges.  COMP 0001 Exception Remains.; See UPDATED EXCEPTION:
UPDATED EXCEPTION:
Loan remains under disclosed but for an updated amount of $725.93 based on amended HUD1 received on 4/29/15 which reflects a change in the borrower paid settlement charge in line #1102 of $825. The total title charges on line #1101 is $2829 which is a charge to the borrower and not the seller, thus it does not include the seller paid $275 settlement fee. With the reduction in the borrower settlement fee, the under disclosed finance charge has increased to $725.93 as there is now an unaccounted fee charge of $974 within the $2829 title services that is not reflected on the HUD1 or in an addendum (Title Services Total of $2829 with a breakdown of: $825 Settlement/Closing Fee, $705 Title Insurance, $150 Title Endorsement Fee, $175 Notary Fee and $974 Unaccounted Fee). This results to a net under disclosed amount of $725.93. The disclosed finance charge ($491,897.86) is ($725.93) below the actual finance charge($492,623.79). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).;
5/2/15 - Received response from lender of: "compliance rebuttal". Attached is response that states: "$825.00 buyer portion of settlement closing fee plus $175.00 Courtesy Signing Fee for a total of $1000.00 in settlement closing fees legitimately considered as finance charge. PLEASE KEEP IN MIND THAT TITLE FEES ARE NOT FINANCE CHARGES. Here is a break down for the total of $2829.00 on line 1101 $1000.00 settlement fees (the only finance charge) plus $705.00 lenders title insurance (not a finance charge) plus $1124.00 (early issue lenders title insurance policy-specific to the State of Oregon on every new construction loan that closes within 90 days of construction completion to warrant against possible future mechanical lien- not a finance charge) equals $2829.00".  ** Total breakdown does not include or consider the two Title Endorsement fees from line #1111 and #1114 that is also reflected in the addendum to the final HUD1 provided on 4/29/15, thus itemized borrower paid fees listed does not balance to the total title fees disclosed and charged in line #1101.  The itemization of breakdown in the #1100 section should balance to the total line #1101 borrower paid title services and lender title insurance charges.   The HUD1 provided last on 4/29/2015 does not.  No Exception Cleared.  Loan remains under disclosed. COMP 0001 Exception Remains.;
5/7/15 - Received call from the lender (SF) she requested guidance and stated that an additional HUD1 is being provided.;
5/8/15 - Received response from lender of "final HUD". Attached is a copy of a HUD1 reflecting final on page but page four reflects no signatures, where signature lines exist for borrower and seller and no Settlement agent certification on any pages. Updated section 1100 no longer reflects the title endorsement fees but page four of the addendum still reflects the two fees that total $150 for lines #1111 and #1114. ** Total breakdown does not include or consider the two Title Endorsement fees from line #1111 and #1114 that is still reflected in the addendum per the updated HUD1 Supplemental page.  Itemized borrower paid fees listed does not balance to the total title fees disclosed and charged in line #1101. No Exception Cleared.  Loan remains under disclosed. COMP 0001 Exception Remains.;
 5/15/15 - Received response from lender of "Hud issue".  Attached is lender letter dated 5/15/15 with an explanation that the two title endorsement fees totaling $150 from lines #1111 and #1114 are included in the title insurance premium fee of $705 from line #1104. Lender stated: The two endorsement fees are listed on line 1111 and 1114 and itemized on page 4, the amounts are included in the title insurance premium of $705.00 on line 1104. The total on line 1101 adds up to all the fees disclosed in box 1100 $825.00 escrow fee (buyer portion) plus $705.00 Lender's title insurance plus $1124.00- Lender's tittle insurance early issue state specific for new construction completed within less than 90 days from closing date plus $175.00 Courtesy signing fee EQUALS EXACTLY $2829.00. Add up the amounts in yellow and the total should match the amount in pink. This is what the borrower had to pay. $1124.00 and $705.00 are title fees and not finance charges for TIL purposes (this is what the condition was all about). ** Under disclosure issued cleared but still missing evidence of CTC final HUD1.  HUD1 provided on 5/8/2015 is not certified by the closing agent.  Still missing the final HUD1, thus see new added exception for missing final HUD1.  COMP 0001 Exception Cleared.
													Funded	A	A	A	A	A
300008105	161099	05/18/2015	Compliance	HUD-1 is Incomplete	HUD 0024	1	Closed
Based on the updated HUD1 last received on 5/8/15 for COMP 0001 exception, it is not certified by the closing agent per the lender comment provided on 5/15/15 that states it is.  Lender provided a screen snapshot reflecting the settlement agent "CTC" stamp and acknowledgment, however the HUD1 provided on 5/8/15 does not reflect this certification.  Provide evidence of final HUD1 reflecting the settlement agent CTC stamp on the HUD1 that matches to the updated HUD1 provided on 5/8/2015.  Missing is evidence of fina CTC HUD1.
									05/20/2015
Low DTI - Verified low DTI of 18.20% on a fully documented file. Max allowed per guide is 43%.; Excellent verified housing payment history - Credit report reflects 36 months of current mortgage history paid 0x30.  ; Excellent verified credit history - 791/790 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 06/1993.
											5/19/15 - Received CTC final HUD1 that matches to the HUD1 and explanation provided on 5/8/15 and 5/15/15. HUD 0024 Exception Cleared.	5/19/15 - Received CTC final HUD1 that matches to the HUD1 and explanation provided on 5/8/15 and 5/15/15. HUD 0024 Exception Cleared.	Funded	A	A	A	A	A
300008337	154172	04/13/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage (pg 482) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									04/24/2015
Low DTI - Verified low DTI of 30.01%. Max allowed per guides is 43%.; Income verified was not used in qualifying - Income for borrower 2 verified on Schedule C of tax returns however income was not used in qualifying.

4/24/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.

4/24/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300008337	154174	04/13/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $950,000 is supported. No Post Closing CDA provided in file.	09/15/2015
Low DTI - Verified low DTI of 30.01%. Max allowed per guides is 43%.; Income verified was not used in qualifying - Income for borrower 2 verified on Schedule C of tax returns however income was not used in qualifying.
											4/15/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	4/15/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300008337	154183	04/13/2015	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	2	Acknowledged	Affiliated Business Disclosure provided within 3 business days of Application date of 02/15/15, however, disclosure in file was not signed by borrowers (pg 803).
Low DTI - Verified low DTI of 30.01%. Max allowed per guides is 43%.; Income verified was not used in qualifying - Income for borrower 2 verified on Schedule C of tax returns however income was not used in qualifying.

4/17/15- received rebuttal from lender ABD is part  of their initial disclosure set , however per lender there is no regulatory requirement for the disclosure to be signed by the borrower. Affiliated Business Disclosure provided within 3 business days of Application date of 02/15/15, however, disclosure in file was not signed by borrowers. 803).**While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is an override to EV2 level.  COMP 0036 Exception is Overridden to EV2 level.

Mitigated Risk: 4/17/15- received rebuttal from lender ABD is part  of their initial disclosure set , however per lender there is no regulatory requirement for the disclosure to be signed by the borrower. Affiliated Business Disclosure provided within 3 business days of Application date of 02/15/15, however, disclosure in file was not signed by borrowers. 803).**While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is an override to EV2 level.  COMP 0036 Exception is Overridden to EV2 level.
													Funded	B	B	B	B	B
300008337	154211	04/13/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Borrower 1, Charles Highley is a Partner Attorney with Coblentz Patch Duffy & Bass LLP. VVOE in file confirms borrower is currently employed but does not confirm 24 months of employment due to hire date is not completed (pg 30). A full 24 months of employment verification must be obtained a required per guides and Appendix Q.
									04/23/2015
Low DTI - Verified low DTI of 30.01%. Max allowed per guides is 43%.; Income verified was not used in qualifying - Income for borrower 2 verified on Schedule C of tax returns however income was not used in qualifying.

4/22/15 - Received VVOE dated same date as Note date reflecting borrower is currently employed as a Partner and has been employed since 08/06/2006. 24 months of employment verified. CRED 0006 Exception Cleared.

4/22/15 - Received VVOE dated same date as Note date reflecting borrower is currently employed as a Partner and has been employed since 08/06/2006. 24 months of employment verified. CRED 0006 Exception Cleared.
													Funded	A	A	A	A	A
300008018	154548	04/15/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $950,000 is supported. No post closing CDA provided.	09/15/2015
Long term established acceptable credit history  - 788/799 qualifying credit scores.  720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 1993. ; Low DTI - DTI of 25.65% is well below the Lender guidelines max allowed of 43% on Jumbo 30 year program.
											4/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	4/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300008018	154550	04/15/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	2	Acknowledged	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.
Long term established acceptable credit history  - 788/799 qualifying credit scores.  720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 1993. ; Low DTI - DTI of 25.65% is well below the Lender guidelines max allowed of 43% on Jumbo 30 year program.

4/17/15-   received response from lender  "as the special information handbook/hud settlement booklet is generated outside of our LOS and no signature is required. Provided are the bank's internal initial disclosure procedure as outlined below." lender provided internal initial disclosure procedure screen shot which describes a general procedure/matrix of initial disclosure procedures.** Unable to determine booklet was provided since no evidence was given as to the actual delivery of the disclosure was made to the customer (i.e. Letter with listed initial disclosures).  COMP 0038 Exception Overridden to EV2 level. ;

Mitigated Risk:  received response from lender  "as the special information handbook/hud settlement booklet is generated outside of our LOS and no signature is required. Provided are the bank's internal initial disclosure procedure as outlined below." lender provided internal initial disclosure procedure screen shot which describes a general procedure/matrix of initial disclosure procedures.** Unable to determine booklet was provided since no evidence was given as to the actual delivery of the disclosure was made to the customer (i.e. Letter with listed initial disclosures).  COMP 0038 Exception Overridden to EV2 level. ;
													Funded	B	B	B	B	B
300008018	154551	04/15/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Patriot Act Disclosure and verification of both borrowers identifications.	09/16/2015
Long term established acceptable credit history  - 788/799 qualifying credit scores.  720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 1993. ; Low DTI - DTI of 25.65% is well below the Lender guidelines max allowed of 43% on Jumbo 30 year program.

4/17/15 - Received from lender  copy of document that states "Important Information about Procedures for Opening a New Account or Requesting a Loan". No exception cleared. Patriot Act Disclosure provided is dated 03/02/15 which is not within 3 business days of application date of 02/05/15. COMP 0006 Exception Remains.;
 4/24/15 - Received a rebuttal from lender of: Patriot Act Rebuttal stating:Customer Identification Program and USA Patriot Act Disclosure Bank is required under the USA Patriot Act to obtain, verify and record information that identifies each person who opens an account or obtains a loan on or after October 1, 2003. Bank maintains a Customer Identification Program (CIP) with appropriate record retention to satisfy the requirement of Section 326 of the Act. The disclosure is required to be provided in a manner reasonably designed to ensure that a customer is able to view the notice or is otherwise given notice before opening an account (not within 3 business days of application). Furthermore, any entity that acquires an account or assumes a liability, that is not initialed by the customer, falls outside of the scope of Section 326.". ** Agree Patriot Act provided dated 3/2/15 is acceptable. COMP 0006 Exception Cleared.

4/17/15 - Received from lender  copy of document that states "Important Information about Procedures for Opening a New Account or Requesting a Loan". No exception cleared. Patriot Act Disclosure provided is dated 03/02/15 which is not within 3 business days of application date of 02/05/15. COMP 0006 Exception Remains.;
 4/24/15 - Received a rebuttal from lender of: Patriot Act Rebuttal stating:Customer Identification Program and USA Patriot Act Disclosure Bank is required under the USA Patriot Act to obtain, verify and record information that identifies each person who opens an account or obtains a loan on or after October 1, 2003. Bank maintains a Customer Identification Program (CIP) with appropriate record retention to satisfy the requirement of Section 326 of the Act. The disclosure is required to be provided in a manner reasonably designed to ensure that a customer is able to view the notice or is otherwise given notice before opening an account (not within 3 business days of application). Furthermore, any entity that acquires an account or assumes a liability, that is not initialed by the customer, falls outside of the scope of Section 326.". ** Agree Patriot Act provided dated 3/2/15 is acceptable. COMP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300008018	154599	04/15/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing 24 month housing history. Per 1003, borrowers have owned current primary residence for 1.6 years. Prior residence was rented for 1.0 years. Missing Verification of Rent for previous residence.	09/16/2015
Long term established acceptable credit history  - 788/799 qualifying credit scores.  720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 1993. ; Low DTI - DTI of 25.65% is well below the Lender guidelines max allowed of 43% on Jumbo 30 year program.

4/20/15-  Received copy of 6 checks (front only copies) made out to Property Management company with borrowers names as account holders. In the memo field all  6 checks reference rent. Each check was in the amount of $1650.00. Dated 2/28/13, 3/24/13, 4/26/13, 5/24/13, 6/22/13. No other documentation was received. Exception remains, Missing Verification of Rent for previous residence to provide 24 months of housing history. **CRED 0093 Exception not cleared.;
 5/4/15 - Received response from lender of: "24 month housing history". Attached is 12-page document that includes copies of six canceled checks referencing rent. Each check was in the amount of $1650.00. Dated 2/28/13 (March), 3/24/13 (April), 4/26/13 (May), 5/24/13 (June) , 6/22/13 (July), 7/23/13 (August). Following the check copies is a letter of explanation from the borrowers (pg. 7) that states, prior to their subject home (subject property address), they lived in previous owned primary residence.  Amended executed 1003 follows to updated prior address per borrowers letter and evidence provided. ** Prior mortgage history for 1.6 years plus six months canceled check copies supports full 24 months satisfactory payment record.  CRED 0093 Exception Cleared.

4/20/15-  Received copy of 6 checks (front only copies) made out to Property Management company with borrowers names as account holders. In the memo field all  6 checks reference rent. Each check was in the amount of $1650.00. Dated 2/28/13, 3/24/13, 4/26/13, 5/24/13, 6/22/13. No other documentation was received. Exception remains, Missing Verification of Rent for previous residence to provide 24 months of housing history. **CRED 0093 Exception not cleared.;
 5/4/15 - Received response from lender of: "24 month housing history". Attached is 12-page document that includes copies of six canceled checks referencing rent. Each check was in the amount of $1650.00. Dated 2/28/13 (March), 3/24/13 (April), 4/26/13 (May), 5/24/13 (June) , 6/22/13 (July), 7/23/13 (August). Following the check copies is a letter of explanation from the borrowers (pg. 7) that states, prior to their subject home (subject property address), they lived in previous owned primary residence.  Amended executed 1003 follows to updated prior address per borrowers letter and evidence provided. ** Prior mortgage history for 1.6 years plus six months canceled check copies supports full 24 months satisfactory payment record.  CRED 0093 Exception Cleared.
													Funded	A	A	A	A	A
300008024	155314	04/22/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	HUD provided (pg 590) is executed by the borrowers, not marked as Final or stamped certified or signed by the settlement agent, signifying an Estimated HUD in an escrow state.	04/27/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1961 with mortgage history paid 0x30 for 99 months reviewed and all consumer credit reflected to be paid 0x30 and an 775/766 FICO score.; Substantial verified reserves - Per guidelines, 9 months reserves required, verified 34 months reserves.; Excellent verified housing payment history - 107 months of mortgage history paid 0x30 verified on credit.
											4/24/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Credit and compliance review complete. HUD 0001 Exception Cleared.	4/24/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Credit and compliance review complete. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300008024	155315	04/22/2015	Compliance	HUD-1 is not executed by Closing Agent or Stamped CTC	HUD 0005	1	Closed	HUD provided (pg 590) is not stamped certified or signed by the settlement agent.	04/27/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1961 with mortgage history paid 0x30 for 99 months reviewed and all consumer credit reflected to be paid 0x30 and an 775/766 FICO score.; Substantial verified reserves - Per guidelines, 9 months reserves required, verified 34 months reserves.; Excellent verified housing payment history - 107 months of mortgage history paid 0x30 verified on credit.
											4/24/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. HUD 0005 Exception Cleared.	4/24/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. HUD 0005 Exception Cleared.	Funded	A	A	A	A	A
300008024	155320	04/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $735,000 is supported. No post closing CDA provided.	04/27/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1961 with mortgage history paid 0x30 for 99 months reviewed and all consumer credit reflected to be paid 0x30 and an 775/766 FICO score.; Substantial verified reserves - Per guidelines, 9 months reserves required, verified 34 months reserves.; Excellent verified housing payment history - 107 months of mortgage history paid 0x30 verified on credit.

4/24/15 - Received 3rd Party Desk Review that reflects original appraisal value of $735,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

4/24/15 - Received 3rd Party Desk Review that reflects original appraisal value of $735,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300008024	155328	04/22/2015	Compliance	Loan Disbursement Date is on or before the required Right of Rescission Expiration Date	ROR 0009	1	Closed	Estimated HUD (pg 590) reflects a disbursement date of 4/15/2015. ROR expiration date is 4/15/2015. Borrowers were not provided 3 days right to rescind.	04/27/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1961 with mortgage history paid 0x30 for 99 months reviewed and all consumer credit reflected to be paid 0x30 and an 775/766 FICO score.; Substantial verified reserves - Per guidelines, 9 months reserves required, verified 34 months reserves.; Excellent verified housing payment history - 107 months of mortgage history paid 0x30 verified on credit.

4/24/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Funds disbursed on 04/16/15 which is after the ROR rescission expiration date of 04/15/15. ROR 0009 Exception Cleared.

4/24/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Funds disbursed on 04/16/15 which is after the ROR rescission expiration date of 04/15/15. ROR 0009 Exception Cleared.
													Funded	A	A	A	A	A
300008024	155392	04/22/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	The 2012 and 2013 tax returns provided (pgs 206,211) are not signed by the borrower. Transcripts provided (pg 13).	04/29/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1961 with mortgage history paid 0x30 for 99 months reviewed and all consumer credit reflected to be paid 0x30 and an 775/766 FICO score.; Substantial verified reserves - Per guidelines, 9 months reserves required, verified 34 months reserves.; Excellent verified housing payment history - 107 months of mortgage history paid 0x30 verified on credit.
											4/28/15 - Received copies of signed tax returns. CRED 0082 Exception Cleared.	4/28/15 - Received copies of signed tax returns. CRED 0082 Exception Cleared.	Funded	A	A	A	A	A
300008024	155393	04/22/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing an executed Patriot Act Disclosure signed by the settlement agent reflecting confirmation of borrowers identification. Missing copies of borrowers identification.	09/16/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1961 with mortgage history paid 0x30 for 99 months reviewed and all consumer credit reflected to be paid 0x30 and an 775/766 FICO score.; Substantial verified reserves - Per guidelines, 9 months reserves required, verified 34 months reserves.; Excellent verified housing payment history - 107 months of mortgage history paid 0x30 verified on credit.

4/24/15 - Received a rebuttal from lender of: Patriot Act Rebuttal stating:Customer Identification Program and USA Patriot Act Disclosure HomeStreet Bank is required under the USA Patriot Act to obtain, verify and record information that identifies each person who opens an account or obtains a loan on or after October 1, 2003.  Bank maintains a Customer Identification Program (CIP) with appropriate record retention to satisfy the requirement of Section 326 of the Act. The disclosure is required to be provided in a manner reasonably designed to ensure that a customer is able to view the notice or is otherwise given notice before opening an account (not within 3 business days of application). Furthermore, any entity that acquires an account or assumes a liability, that is not initialed by the customer, falls outside of the scope of Section 326.". ** Exception cleared due Patriot Act Disclosure is provided in original file  (pg 779). COMP 0006 Exception Cleared.

4/24/15 - Received a rebuttal from lender of: Patriot Act Rebuttal stating:Customer Identification Program and USA Patriot Act Disclosure HomeStreet Bank is required under the USA Patriot Act to obtain, verify and record information that identifies each person who opens an account or obtains a loan on or after October 1, 2003.  Bank maintains a Customer Identification Program (CIP) with appropriate record retention to satisfy the requirement of Section 326 of the Act. The disclosure is required to be provided in a manner reasonably designed to ensure that a customer is able to view the notice or is otherwise given notice before opening an account (not within 3 business days of application). Furthermore, any entity that acquires an account or assumes a liability, that is not initialed by the customer, falls outside of the scope of Section 326.". ** Exception cleared due Patriot Act Disclosure is provided in original file  (pg 779). COMP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300008024	155395	04/22/2015	Compliance	Missing Proof Loan Disbursed after ROR Expiration Date	ROR 0003	1	Closed
Estimated HUD provided only (pg 590), which reflects a disbursement date of 4/15/2015. The loan disbursement date (2015-04-15) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (2015-04-15). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
									04/27/2015
Long term established acceptable credit history  - Borrower has long term established credit history since 1961 with mortgage history paid 0x30 for 99 months reviewed and all consumer credit reflected to be paid 0x30 and an 775/766 FICO score.; Substantial verified reserves - Per guidelines, 9 months reserves required, verified 34 months reserves.; Excellent verified housing payment history - 107 months of mortgage history paid 0x30 verified on credit.

4/24/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Funds disbursed on 04/16/15 which is after the ROR rescission expiration date of 04/15/15. ROR 0003 Exception Cleared.

4/24/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Funds disbursed on 04/16/15 which is after the ROR rescission expiration date of 04/15/15. ROR 0003 Exception Cleared.
													Funded	A	A	A	A	A
300013612	156192	04/29/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Loan file is missing the Final HUD1 for this transaction. Executed HUD dated 4/27/2015 is marked 'Estimated' (pg 470).	05/12/2015
Excellent verified credit history - Middle credit scores 785/787 with no history of delinquency (pg 3-CBR 3/9/2015).; Substantial verified reserves - Minimum reserves required $68,182.32 with $90,976.50 verified.; Low DTI - DTI 35.31% is well below the program max 43%.
											5/12/15 - Lender provided HUD marked Final, signed and stamped CTC by settlement agent. Reserves requirement met. Credit and compliance review complete. HUD 0001 Exception Cleared.	5/12/15 - Lender provided HUD marked Final, signed and stamped CTC by settlement agent. Reserves requirement met. Credit and compliance review complete. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300013612	156196	04/29/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,169,000 is supported. No post closing CDA provided.	09/16/2015
Excellent verified credit history - Middle credit scores 785/787 with no history of delinquency (pg 3-CBR 3/9/2015).; Substantial verified reserves - Minimum reserves required $68,182.32 with $90,976.50 verified.; Low DTI - DTI 35.31% is well below the program max 43%.
											5/1/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,169,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	5/1/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,169,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300013612	156201	04/29/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	No evidence in file to support that the HUD Settlement Cost Handbook was delivered to to the borrowers.	09/16/2015
Excellent verified credit history - Middle credit scores 785/787 with no history of delinquency (pg 3-CBR 3/9/2015).; Substantial verified reserves - Minimum reserves required $68,182.32 with $90,976.50 verified.; Low DTI - DTI 35.31% is well below the program max 43%.

5/11/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

5/11/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300013612	156315	04/30/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Paystub provided dated 3/20/2015 covers 3/2/2015 to 3/15/2015 (pg 225). Paystub required to cover 30 day period per guideline,not satisfied.	05/12/2015
Excellent verified credit history - Middle credit scores 785/787 with no history of delinquency (pg 3-CBR 3/9/2015).; Substantial verified reserves - Minimum reserves required $68,182.32 with $90,976.50 verified.; Low DTI - DTI 35.31% is well below the program max 43%.

5/12/15 - Lender provided a response which states: "The borrower has worked with the company for 15 yrs. The paystub provided is a YTD paystub thru 3/20/15, so technically it covers almost 3 mos of employment." Agree. Lender guidelines requires current paystubs covering 30 days YTD earnings. File provides 03/15/15 dated paystub covering over 30 days YTD income earnings. Income used to qualify is supported by YTD earnings. CRED 0082 Exception Cleared.

5/12/15 - Lender provided a response which states: "The borrower has worked with the company for 15 yrs. The paystub provided is a YTD paystub thru 3/20/15, so technically it covers almost 3 mos of employment." Agree. Lender guidelines requires current paystubs covering 30 days YTD earnings. File provides 03/15/15 dated paystub covering over 30 days YTD income earnings. Income used to qualify is supported by YTD earnings. CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300008444	156713	05/02/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									05/12/2015
Substantial verified employment history - Both borrower and co borrower have verified long term employment history with borrower VVOE showing long term job history at 6.92 yrs on present job pg 4 and co borrower 8 yr stable job history pg 1.; Excellent verified housing payment history - 99 month continuous mortgage history paid as agreed as per credit report on pg 29.

5/12/15 - Received a copy of the executed recorded Mortgage Deed of Trust (for first and second loan), Riders and legal description attachment (37 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared

5/12/15 - Received a copy of the executed recorded Mortgage Deed of Trust (for first and second loan), Riders and legal description attachment (37 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared
													Funded	A	A	A	A	A
300008444	156715	05/02/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $834,000 is supported. No post closing CDA provided.	09/16/2015
Substantial verified employment history - Both borrower and co borrower have verified long term employment history with borrower VVOE showing long term job history at 6.92 yrs on present job pg 4 and co borrower 8 yr stable job history pg 1.; Excellent verified housing payment history - 99 month continuous mortgage history paid as agreed as per credit report on pg 29.
											5/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $834,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared	5/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $834,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared	Funded	A	A	A	A	A
300008444	156804	05/02/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
2014 tax returns were presented since loan closed after 4/15/2015 but IRS did not confirm filing of 2014 returns. File contains 2012 and 2013 tax transcripts, however, 2012 tax returns are missing in file. Provide 2012 tax returns.
									09/16/2015
Substantial verified employment history - Both borrower and co borrower have verified long term employment history with borrower VVOE showing long term job history at 6.92 yrs on present job pg 4 and co borrower 8 yr stable job history pg 1.; Excellent verified housing payment history - 99 month continuous mortgage history paid as agreed as per credit report on pg 29.

5/17/15 - Received response from lender of: "Our underwriter followed the guideline for tax documentation on this file. 2013 and 2014 personal tax returns are in file along with 2014 No Record Found transcript, 2013 transcript and 2012 supplemental tax transcript also in file. See the guideline below for transcripts required." Lender attached cut and paste copy of guideline which matches Section V item A of most recent guideline that reads: "If tax returns have been filed, but no transcripts are available from the IRS, the response to the request must reflect No Record Found. In this case, an additional prior years tax transcripts should be obtained." Agree. Exception partially cleared due to application date is prior to 04/15/15 and two year tax transcripts are provided in file as required per guidelines. Provide signed 2014 tax returns (pg 284). CRED 0087 Exception Remains.;
 5/18/15 - Received response from lender of: "signature pages of 2013 and 2014 tax returns". Attached is copy of 2013 and 2014 signature pages of IRS 1040 tax returns reflecting signatures of both borrowers. CRED 0087 Exception Cleared;

5/17/15 - Received response from lender of: "Our underwriter followed the guideline for tax documentation on this file. 2013 and 2014 personal tax returns are in file along with 2014 No Record Found transcript, 2013 transcript and 2012 supplemental tax transcript also in file. See the guideline below for transcripts required." Lender attached cut and paste copy of guideline which matches Section V item A of most recent guideline that reads: "If tax returns have been filed, but no transcripts are available from the IRS, the response to the request must reflect No Record Found. In this case, an additional prior years tax transcripts should be obtained." Agree. Exception partially cleared due to application date is prior to 04/15/15 and two year tax transcripts are provided in file as required per guidelines. Provide signed 2014 tax returns (pg 284). CRED 0087 Exception Remains.;
 5/18/15 - Received response from lender of: "signature pages of 2013 and 2014 tax returns". Attached is copy of 2013 and 2014 signature pages of IRS 1040 tax returns reflecting signatures of both borrowers. CRED 0087 Exception Cleared;
													Funded	A	A	A	A	A
300008444	157150	05/04/2015	Compliance	Right of Rescission is Incomplete	ROR 0002	1	Closed
Right of Recession (pg 454) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form. While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.
									09/16/2015
Substantial verified employment history - Both borrower and co borrower have verified long term employment history with borrower VVOE showing long term job history at 6.92 yrs on present job pg 4 and co borrower 8 yr stable job history pg 1.; Excellent verified housing payment history - 99 month continuous mortgage history paid as agreed as per credit report on pg 29.

5/14/15 - Received rebuttal from lender of: "The loan is a HELOC and even though at the time of account opening proceeds were used to pay off existing loans, the line can be repaid at any time and used for different purposes. Bank used a conservative approach and provided the borrowers with the generic H-8 form. Please review for an exception due to the unique nature of the loan. Proceeds were also used to cover closing cost." No exception cleared. Based on Final HUD (pg 515), refinance is a lender to lender. Borrowers are paying off 1st and 2nd loan. While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used. No Exception Cleared. Best practice is to reopen rescission under the correct form. ROR 0011 Exception Remains.;
 5/27/15 - Received response from lender of: "The Notice of Right to Cancel on the first mortgage is on the correct form H9. Attached and provided with the closed package. The Notice of Right to Cancel for the second mortgage was also provided in error. Please look at the loan number on top of the page." Lender attached two sets of Right to Cancel form (4 pages total). Right to Cancel originally found in file (pg 454) is for the simultaneous HELOC second loan. Loan number verified by Note/Credit Line Agreement (pg 474). Lender also attached Right to Cancel for subject which is in the correct H9 Form (pages 2 and 3). ROR 0002 Exception Cleared.

5/14/15 - Received rebuttal from lender of: "The loan is a HELOC and even though at the time of account opening proceeds were used to pay off existing loans, the line can be repaid at any time and used for different purposes. Bank used a conservative approach and provided the borrowers with the generic H-8 form. Please review for an exception due to the unique nature of the loan. Proceeds were also used to cover closing cost." No exception cleared. Based on Final HUD (pg 515), refinance is a lender to lender. Borrowers are paying off 1st and 2nd loan. While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used. No Exception Cleared. Best practice is to reopen rescission under the correct form. ROR 0011 Exception Remains.;
 5/27/15 - Received response from lender of: "The Notice of Right to Cancel on the first mortgage is on the correct form H9. Attached and provided with the closed package. The Notice of Right to Cancel for the second mortgage was also provided in error. Please look at the loan number on top of the page." Lender attached two sets of Right to Cancel form (4 pages total). Right to Cancel originally found in file (pg 454) is for the simultaneous HELOC second loan. Loan number verified by Note/Credit Line Agreement (pg 474). Lender also attached Right to Cancel for subject which is in the correct H9 Form (pages 2 and 3). ROR 0002 Exception Cleared.
													Funded	A	A	A	A	A
300009152	157037	05/03/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									05/11/2015	Excellent verified housing payment history - 34 month satisfactory mortgage history. ; Low DTI - 34% DTI, program allows up to 43% DTI.
5/9/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.

5/9/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300009152	157039	05/03/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $1,650,000 is supported. No Post Closing CDA provided in file.	05/11/2015	Excellent verified housing payment history - 34 month satisfactory mortgage history. ; Low DTI - 34% DTI, program allows up to 43% DTI.
5/6/15 - Received 3rd Party Field Review that reflects Chase as the Lender/Client and reflects original appraisal value of $1,650,000 is supported. Value confirmed by Field Review which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

5/6/15 - Received 3rd Party Field Review that reflects Chase as the Lender/Client and reflects original appraisal value of $1,650,000 is supported. Value confirmed by Field Review which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300009152	157041	05/03/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. HUD Special Information Handbook Not Provided to borrowers or disclosure not retained in file.	05/11/2015	Excellent verified housing payment history - 34 month satisfactory mortgage history. ; Low DTI - 34% DTI, program allows up to 43% DTI.
 Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.

 Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300009152	157042	05/03/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraisal is deficient for the following: No cost approach provided by appraiser, other than site value (pg 247) Appraiser provided no justification for exclusion of Cost Approach valuation.	05/26/2015	Excellent verified housing payment history - 34 month satisfactory mortgage history. ; Low DTI - 34% DTI, program allows up to 43% DTI.
5/26/15 - Received a response from Lender of: "Revised Appraisal Addressing Cost Approach Exclusion". Attached is a copy of an amended appraisal which reflects an explanation for the omission of the cost approach on page 13/33 of the appraisal.  APPR 0002 Exception Cleared.

5/26/15 - Received a response from Lender of: "Revised Appraisal Addressing Cost Approach Exclusion". Attached is a copy of an amended appraisal which reflects an explanation for the omission of the cost approach on page 13/33 of the appraisal.  APPR 0002 Exception Cleared.
													Funded	A	A	A	A	A
300009152	157043	05/03/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence that borrower was provided with written appraisals within 3 days of loan closing. Waiver disclosure not signed by borrowers (pg 687).	05/11/2015	Excellent verified housing payment history - 34 month satisfactory mortgage history. ; Low DTI - 34% DTI, program allows up to 43% DTI.
5/9/15 - Received response from lender of: "appraisal letter to borrower."  Lender attached copy of letter to borrower in company letterhead stating copy of appraisal report to borrower is being provided on 04/07/15. ECOA 0003 Exception Cleared.

5/9/15 - Received response from lender of: "appraisal letter to borrower."  Lender attached copy of letter to borrower in company letterhead stating copy of appraisal report to borrower is being provided on 04/07/15. ECOA 0003 Exception Cleared.
													Funded	A	A	A	A	A
300009152	157046	05/03/2015	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage of $1,050,000 (pg 705) is insufficient to meet Note amount of $1,312,000. Appraisal is missing cost to rebuild (pg 247). No evidence of extended coverage or Guaranteed replacement coverage noted on evidence of insurance. Based on documents in file hazard coverage is insufficient.
									09/16/2015	Excellent verified housing payment history - 34 month satisfactory mortgage history. ; Low DTI - 34% DTI, program allows up to 43% DTI.
5/27/15 - Received response from lender of: "Haz Ins". Attached is two documents. Lender memo reflects: "Washington State Insurance Laws will not allow an Insurance Company to over insure a property.  Our requirement is to verify this with the agent.  Please see attached Processor Cert with detailed information from the agent.  Attached is a Processors cert that states: "The undersigned hereby certifies that on 4/20/15 he/she spoke with Insurance company and verified that $1,050,000 is the maximum value established by their Insurance company. ** With Certification of maximum insurer value by lender, clear HAZ 0004 exception.  HAZ 0004 Exception Cleared.

5/27/15 - Received response from lender of: "Haz Ins". Attached is two documents. Lender memo reflects: "Washington State Insurance Laws will not allow an Insurance Company to over insure a property.  Our requirement is to verify this with the agent.  Please see attached Processor Cert with detailed information from the agent.  Attached is a Processors cert that states: "The undersigned hereby certifies that on 4/20/15 he/she spoke with Insurance company and verified that $1,050,000 is the maximum value established by their Insurance company. ** With Certification of maximum insurer value by lender, clear HAZ 0004 exception.  HAZ 0004 Exception Cleared.
													Funded	A	A	A	A	A
300009151	157764	05/05/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/16/2015
Substantial verified reserves - Post closing reserves of $280,139.41 of which $130,735.32 is liquid. Total required reserves is $69956.01 (9 months and 6 months for financed investment properties. All lender reserve requirements have been met.; Excellent verified credit history - 789/808 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 11/2000. ; Excellent verified housing payment history - Credit report reflects 154 months of current and prior mortgage history paid 0x30.

5/7/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

5/7/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300009151	157769	05/05/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing final HUD1. File only contains estimated HUD1 pg 488. Unable to confirm actual cash back to borrowers (cash out refinance). Credit and compliance review is not complete.	05/14/2015
Substantial verified reserves - Post closing reserves of $280,139.41 of which $130,735.32 is liquid. Total required reserves is $69956.01 (9 months and 6 months for financed investment properties. All lender reserve requirements have been met.; Excellent verified credit history - 789/808 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 11/2000. ; Excellent verified housing payment history - Credit report reflects 154 months of current and prior mortgage history paid 0x30.
											5/13/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Verified transaction type as cash out refinance. Credit and compliance complete. HUD 0001 Exception Cleared.	5/13/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Verified transaction type as cash out refinance. Credit and compliance complete. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300009151	157787	05/05/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $900,000 is supported. No post closing CDA provided.	05/14/2015
Substantial verified reserves - Post closing reserves of $280,139.41 of which $130,735.32 is liquid. Total required reserves is $69956.01 (9 months and 6 months for financed investment properties. All lender reserve requirements have been met.; Excellent verified credit history - 789/808 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 11/2000. ; Excellent verified housing payment history - Credit report reflects 154 months of current and prior mortgage history paid 0x30.
											5/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $900,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;	5/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $900,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;	Funded	A	A	A	A	A
300009151	158163	05/06/2015	Compliance	Incomplete Change of Circumstance	COMP 0020	1	Closed
Initial GFE dated 3/10/2015 (pg 589) disclosed no Discount fee Item 2. Subsequent GFE dated 3/27/2014 (pg 586) reflects an increase in Discount Fee Item 2 from $0 to $16,031.25. Change of Circumstance (pg 593) for GFE dated 3/27/2014 reflects only that rate was locked. Change of Circumstance did not disclose reason for increase in Discount fees.
									09/16/2015
Substantial verified reserves - Post closing reserves of $280,139.41 of which $130,735.32 is liquid. Total required reserves is $69956.01 (9 months and 6 months for financed investment properties. All lender reserve requirements have been met.; Excellent verified credit history - 789/808 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 11/2000. ; Excellent verified housing payment history - Credit report reflects 154 months of current and prior mortgage history paid 0x30.

5/13/15 - Received rebuttal from lender which states: "The 3/10/15 GFE was issued when the loan was locked with Lender. On 3/24, the loan officer changed the program to reflect a different lender name and the same pricing resulted in the large discount fee. This should be a valid changed in circumstance. The changed circumstance state Rate locked. Should be rate locked with different loan program and investor." Agree. Changed of Circumstance reason of float to lock is a sufficient explanation for the increase in discount fee. COMP 0020 Exception Cleared.

5/13/15 - Received rebuttal from lender which states: "The 3/10/15 GFE was issued when the loan was locked with Lender. On 3/24, the loan officer changed the program to reflect a different lender name and the same pricing resulted in the large discount fee. This should be a valid changed in circumstance. The changed circumstance state Rate locked. Should be rate locked with different loan program and investor." Agree. Changed of Circumstance reason of float to lock is a sufficient explanation for the increase in discount fee. COMP 0020 Exception Cleared.
													Funded	A	A	A	A	A
300013577	158482	05/06/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/16/2015
Excellent verified credit history - 762/753 qualifying credit scores.  740 minimum score required per guidelines.  No derogatory credit. Credit file dates back to 03/1999. ; Excellent verified housing payment history - Borrowers have prior mortgage that goes beyond 24 months of housing history dating from 01/2008 to 07/2014 and reflects 39 months of 0x30 mortgage history. Current housing has 5 months of 0x30 mortgage history.

5/14/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared

5/14/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared
													Funded	A	A	A	A	A
300013577	158484	05/06/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Estimated HUD1 pg 418. Unable to confirm final assets required for closing. Credit and compliance review is not complete	05/15/2015
Excellent verified credit history - 762/753 qualifying credit scores.  740 minimum score required per guidelines.  No derogatory credit. Credit file dates back to 03/1999. ; Excellent verified housing payment history - Borrowers have prior mortgage that goes beyond 24 months of housing history dating from 01/2008 to 07/2014 and reflects 39 months of 0x30 mortgage history. Current housing has 5 months of 0x30 mortgage history.
											5/15/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Credit and compliance review complete. HUD 0001 Exception Cleared.	5/15/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Credit and compliance review complete. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300013577	158490	05/06/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,600,000 is supported. No post closing CDA provided.	09/16/2015
Excellent verified credit history - 762/753 qualifying credit scores.  740 minimum score required per guidelines.  No derogatory credit. Credit file dates back to 03/1999. ; Excellent verified housing payment history - Borrowers have prior mortgage that goes beyond 24 months of housing history dating from 01/2008 to 07/2014 and reflects 39 months of 0x30 mortgage history. Current housing has 5 months of 0x30 mortgage history.

5/11/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,600,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

5/11/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,600,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300013577	158619	05/07/2015	Compliance	10% Tolerance Violation between GFE and HUD1	RESPA 0009	1	Closed
Estimated HUD1 pg 418 reflects a $945 loan origination fee and a $945 admin fee both paid to lender in the 800 fees. Final GFE (pg 509) does not include the $945 Admin Fee. No evidence of lender cure or credit provided. Missing final HUD to confirm final fees charged to borrower.
									09/02/2015
Excellent verified credit history - 762/753 qualifying credit scores.  740 minimum score required per guidelines.  No derogatory credit. Credit file dates back to 03/1999. ; Excellent verified housing payment history - Borrowers have prior mortgage that goes beyond 24 months of housing history dating from 01/2008 to 07/2014 and reflects 39 months of 0x30 mortgage history. Current housing has 5 months of 0x30 mortgage history.

5/15/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Based on Final HUD received, loan is in compliance and no longer in 10% tolerance violation. Final HUD does not include $945 Admin Fee reflected on Estimated HUD initially reviewed. RESPA 0009 Exception Cleared.

5/15/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Based on Final HUD received, loan is in compliance and no longer in 10% tolerance violation. Final HUD does not include $945 Admin Fee reflected on Estimated HUD initially reviewed. RESPA 0009 Exception Cleared.
													Funded	A	A	A	A	A
300013577	158620	05/07/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges are underdisclosed by $720 based on Estimated HUD. Per TIL itemization (pg 417), Origination Fee of $945 was not included in Prepaid finance charges. Settlement fee was over disclosed by $225. Net difference is $720. Final compliance review is pending review of final HUD. The disclosed finance charge ($939,027.00) is ($720.00) below the actual finance charge ($939,747.00). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge.
									05/15/2015
Excellent verified credit history - 762/753 qualifying credit scores.  740 minimum score required per guidelines.  No derogatory credit. Credit file dates back to 03/1999. ; Excellent verified housing payment history - Borrowers have prior mortgage that goes beyond 24 months of housing history dating from 01/2008 to 07/2014 and reflects 39 months of 0x30 mortgage history. Current housing has 5 months of 0x30 mortgage history.

5/15/15 - Received a HUD marked Final and signed  settlement agent. Based on Final HUD received, loan is in compliance and no longer  underdisclosed. Final HUD does not include $945 Admin Fee reflected on Estimated HUD initially reviewed. Compliance review complete. COMP 0001 Exception Cleared.

5/15/15 - Received a HUD marked Final and signed  settlement agent. Based on Final HUD received, loan is in compliance and no longer  underdisclosed. Final HUD does not include $945 Admin Fee reflected on Estimated HUD initially reviewed. Compliance review complete. COMP 0001 Exception Cleared.
													Funded	A	A	A	A	A
300013577	158621	05/07/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing letter signed by borrower addressing all credit inquiries in past 90 days. Any new credit accounts opened to be fully documented.	09/16/2015
Excellent verified credit history - 762/753 qualifying credit scores.  740 minimum score required per guidelines.  No derogatory credit. Credit file dates back to 03/1999. ; Excellent verified housing payment history - Borrowers have prior mortgage that goes beyond 24 months of housing history dating from 01/2008 to 07/2014 and reflects 39 months of 0x30 mortgage history. Current housing has 5 months of 0x30 mortgage history.

5/12/15 - Received letter of explanation from Underwriter which states: "All inquiries on the credit report were all pre-approval credit runs with us (Lender and the agency we use). All inquiries dated 1/12, 3/9 and 3/12 were all Lending Bank. No new accounts were opened except our new Bank Mtg. We know this for a fact this was our credit pulls only." Agree. Based on credit report in file (pg 7), lender uses Agent to pull credit. All inquiries are either with Lender or Agent. CRED 0093 Exception Cleared.

5/12/15 - Received letter of explanation from Underwriter which states: "All inquiries on the credit report were all pre-approval credit runs with us (Lender and the agency we use). All inquiries dated 1/12, 3/9 and 3/12 were all Lending Bank. No new accounts were opened except our new Bank Mtg. We know this for a fact this was our credit pulls only." Agree. Based on credit report in file (pg 7), lender uses Agent to pull credit. All inquiries are either with Lender or Agent. CRED 0093 Exception Cleared.
													Funded	A	A	A	A	A
300013577	158623	05/07/2015	Credit	Insufficient Verified Reserves (Number of Months)	CRED 0017	1	Closed	24 months of PITI reserves required for loans >$1,000,000 with LTV> 80%. Subject is 81.7%. Lender verified 18.11 months of PITI reserves. Borrowers are short $46797.46/5.89 month in required reserves.	05/12/2015
Excellent verified credit history - 762/753 qualifying credit scores.  740 minimum score required per guidelines.  No derogatory credit. Credit file dates back to 03/1999. ; Excellent verified housing payment history - Borrowers have prior mortgage that goes beyond 24 months of housing history dating from 01/2008 to 07/2014 and reflects 39 months of 0x30 mortgage history. Current housing has 5 months of 0x30 mortgage history.

5/12/15 - Received rebuttal from lender which states: "The LTV is actually 80% and the reserve requirements have been met as per the guidelines at 18 months." Lender posted Reserves Requirement that matches page 10 of the guides. After careful review, it has been determined that borrowers have sufficient reserves to meet lender required reserves of 12 months PITIA for loan amount greater than $1,000,000 and LTV < 80%. (LTV of 78.63%). Reserve requirement is based on LTV and not CLTV. Verified reserves of 18.11 meets lender requirement of 12 months minimum reserves. CRED 0017 Exception Cleared.

5/12/15 - Received rebuttal from lender which states: "The LTV is actually 80% and the reserve requirements have been met as per the guidelines at 18 months." Lender posted Reserves Requirement that matches page 10 of the guides. After careful review, it has been determined that borrowers have sufficient reserves to meet lender required reserves of 12 months PITIA for loan amount greater than $1,000,000 and LTV < 80%. (LTV of 78.63%). Reserve requirement is based on LTV and not CLTV. Verified reserves of 18.11 meets lender requirement of 12 months minimum reserves. CRED 0017 Exception Cleared.
													Funded	A	A	A	A	A
300013577	158805	05/08/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Missing complete 24 months housing history. Current mortgage reporting on credit report (pg 18) since 9/2014. Prior mortgage reporting on credit report (pg 19) through 6/2014. Missing housing history for 7/2014 and 8/2014 to confirm no late payments in past 24 months as required per guidelines.
									09/16/2015
Excellent verified credit history - 762/753 qualifying credit scores.  740 minimum score required per guidelines.  No derogatory credit. Credit file dates back to 03/1999. ; Excellent verified housing payment history - Borrowers have prior mortgage that goes beyond 24 months of housing history dating from 01/2008 to 07/2014 and reflects 39 months of 0x30 mortgage history. Current housing has 5 months of 0x30 mortgage history.

5/12/15 - Received response from lender of: "If you look at the property profile from the previous residence, the recording date was in July which was the month the borrowers moved out. The new mortgage was not in existence until Sept where there was no mtg payment required in August. Borrowers did not need to pay mtg until Sept." Attached is a property profile for previously owned property confirming recording date of 07/07/14. No exception cleared. Profile reflects previous home sell/recording date of 07/07/14. Current mortgage did not close until 09/26/14. Lender to address whether borrower rented in between selling the old home and buying the new home. 24 months housing history must be verified. CRED 0001 Exception Remains.;
5/14/15 - Received email from to request what would be needed. Because there is a property profile for previously owned property address confirming recording date of 07/07/14 current transaction closed on 09/26/14, missing is evidence of housing from 7/8/2014 to 09/25/14.  ** Lender stated that borrowers confirmed with LO that they stayed at an Executive Suite for this period they were in the midst of subject purchase.  Request Lender to write letter certifying same.;
 5/15/15 - Lender provided signed letter of explanation from co borrower which states: Please be advised that the dates of July 2014 and September 2014, we resided in temporary housing, (in a corporate apartment ) from July 18 to Sept 9 and then at the Suites from September 10 to September 26." Evidence of housing confirmed for 7/2014 to 09/2014. Prior mortgage goes beyond 24 months of housing history dating from 01/2008 to 07/2014 and reflects 39 months of 0x30 mortgage history. Current housing has 5 months of 0x30 mortgage history. 24 months housing history verified. CRED 0001 Exception Cleared.

5/12/15 - Received response from lender of: "If you look at the property profile from the previous residence, the recording date was in July which was the month the borrowers moved out. The new mortgage was not in existence until Sept where there was no mtg payment required in August. Borrowers did not need to pay mtg until Sept." Attached is a property profile for previously owned property confirming recording date of 07/07/14. No exception cleared. Profile reflects previous home sell/recording date of 07/07/14. Current mortgage did not close until 09/26/14. Lender to address whether borrower rented in between selling the old home and buying the new home. 24 months housing history must be verified. CRED 0001 Exception Remains.;
5/14/15 - Received email from to request what would be needed. Because there is a property profile for previously owned property address confirming recording date of 07/07/14 current transaction closed on 09/26/14, missing is evidence of housing from 7/8/2014 to 09/25/14.  ** Lender stated that borrowers confirmed with LO that they stayed at an Executive Suite for this period they were in the midst of subject purchase.  Request Lender to write letter certifying same.;
 5/15/15 - Lender provided signed letter of explanation from co borrower which states: Please be advised that the dates of July 2014 and September 2014, we resided in temporary housing, (in a corporate apartment ) from July 18 to Sept 9 and then at the Suites from September 10 to September 26." Evidence of housing confirmed for 7/2014 to 09/2014. Prior mortgage goes beyond 24 months of housing history dating from 01/2008 to 07/2014 and reflects 39 months of 0x30 mortgage history. Current housing has 5 months of 0x30 mortgage history. 24 months housing history verified. CRED 0001 Exception Cleared.
													Funded	A	A	A	A	A
300009040	160477	05/14/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $750000 is supported. No post closing CDA provided.	05/20/2015
Substantial verified reserves - Post closing reserves of $224,636.38 verified. $75,199 required per guidelines (9 months for subject and 6 months each for two additional financed properties). All lender reserve requirements have been met.

 ; Excellent verified credit history - 787/791 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 12/1992. ; Excellent verified housing payment history - Credit report reflects 120 months of current and prior mortgage history paid 0x30.
											5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300009040	160481	05/14/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated business disclosure is dated 03/25/2015. Initial application date of 03/18/2015 sourced from lender signed initial 1003 pg 380.	09/16/2015
Substantial verified reserves - Post closing reserves of $224,636.38 verified. $75,199 required per guidelines (9 months for subject and 6 months each for two additional financed properties). All lender reserve requirements have been met.

 ; Excellent verified credit history - 787/791 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 12/1992. ; Excellent verified housing payment history - Credit report reflects 120 months of current and prior mortgage history paid 0x30.

5/18/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to Specified Property to confirm RESPA application date of 03/23/2015 to support disclosures not being sent until 03/25/2015 which was within 3 business days of the RESPA application date. *** Affiliated Business Disclosure (signed) was provided within 3 business days of RESPA app dated. COMP 0035 Exception Cleared.

5/18/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to Specified Property to confirm RESPA application date of 03/23/2015 to support disclosures not being sent until 03/25/2015 which was within 3 business days of the RESPA application date. *** Affiliated Business Disclosure (signed) was provided within 3 business days of RESPA app dated. COMP 0035 Exception Cleared.
													Funded	A	A	A	A	A
300009040	160482	05/14/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence borrowers received HUD settlement handbook within 3 business days of initial application date.	09/16/2015
Substantial verified reserves - Post closing reserves of $224,636.38 verified. $75,199 required per guidelines (9 months for subject and 6 months each for two additional financed properties). All lender reserve requirements have been met.

 ; Excellent verified credit history - 787/791 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 12/1992. ; Excellent verified housing payment history - Credit report reflects 120 months of current and prior mortgage history paid 0x30.

5/18/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.

5/18/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300009040	160483	05/14/2015	Compliance	Missing Good Faith Estimate	GFE 0001	1	Closed	First initial GFE (pg 405) is dated 03/25/2015. Initial application date of 03/18/2015 sourced from lender signed initial 1003 pg 380.	09/16/2015
Substantial verified reserves - Post closing reserves of $224,636.38 verified. $75,199 required per guidelines (9 months for subject and 6 months each for two additional financed properties). All lender reserve requirements have been met.

 ; Excellent verified credit history - 787/791 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 12/1992. ; Excellent verified housing payment history - Credit report reflects 120 months of current and prior mortgage history paid 0x30.

5/18/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to Selected Property to confirm RESPA application date of 03/23/2015 to GFE disclosure not being sent until 03/25/2015 which was within 3 business days of the RESPA application date. GFE 0001 Exception Cleared.

5/18/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to Selected Property to confirm RESPA application date of 03/23/2015 to GFE disclosure not being sent until 03/25/2015 which was within 3 business days of the RESPA application date. GFE 0001 Exception Cleared.
													Funded	A	A	A	A	A
300009040	160484	05/14/2015	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Comp distances range from 0.13 miles to 15.22 miles from subject. Only 1 comp is within 1 mile guideline. 2 comps are over 6 miles and 4 comps are over 11 miles (11.39/13.63/15.22/14.75 miles) from subject which is excessive in a suburban location. Appraiser commentary (pg 305) notes that each comparable except for #3 is located more than one mile from subject property and that a location adjustment is not warranted as each is located within the subjects market area and has similar market acceptance.  No other commentary addressing use of distant comps is provided.  Use of comps over 4 miles distant in suburban area is not acceptable.
									05/21/2015
Substantial verified reserves - Post closing reserves of $224,636.38 verified. $75,199 required per guidelines (9 months for subject and 6 months each for two additional financed properties). All lender reserve requirements have been met.

 ; Excellent verified credit history - 787/791 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 12/1992. ; Excellent verified housing payment history - Credit report reflects 120 months of current and prior mortgage history paid 0x30.

5/20/15 - Received JPM email reflecting appraisal status is supported.  Based on 3rd Party Desk Review received on 5/19/15 that reflects original appraisal value of $750,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0007 Exception Cleared.

5/20/15 - Received JPM email reflecting appraisal status is supported.  Based on 3rd Party Desk Review received on 5/19/15 that reflects original appraisal value of $750,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0007 Exception Cleared.
													Funded	A	A	A	A	A
300009040	160505	05/14/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed	Initial disclosures are dated 03/25/2015. Initial application date of 03/18/2015 sourced from lender signed initial 1003 pg 380.	09/16/2015
Substantial verified reserves - Post closing reserves of $224,636.38 verified. $75,199 required per guidelines (9 months for subject and 6 months each for two additional financed properties). All lender reserve requirements have been met.

 ; Excellent verified credit history - 787/791 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 12/1992. ; Excellent verified housing payment history - Credit report reflects 120 months of current and prior mortgage history paid 0x30.

5/18/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to Selected Property to confirm RESPA application date of 03/23/2015 to support disclosures not being sent until 03/25/2015 which was within 3 business days of the RESPA application date. RESPA  0015 Exception Cleared.

5/18/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to Selected Property to confirm RESPA application date of 03/23/2015 to GFE disclosure not being sent until 03/25/2015 which was within 3 business days of the RESPA application date. GFE 0001 Exception Cleared.
													Funded	A	A	A	A	A
300009040	160507	05/14/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
1) Missing documentation to evidence Borrowers raise/promotion per loan approval/income comments (pg 339) referencing employer letter.  File contains one paystub dated 04/17/15 (pg 767) reflecting higher wage. Prior paystubs dated 03/15 (pg 112) reflect lower wage.  2) Missing 2013 bonus documentation.  File contains 2014 bonus (pg 115) but nothing for 2013.  Lender used lower 2013 bonus income to qualify.
									09/16/2015
Substantial verified reserves - Post closing reserves of $224,636.38 verified. $75,199 required per guidelines (9 months for subject and 6 months each for two additional financed properties). All lender reserve requirements have been met.

 ; Excellent verified credit history - 787/791 qualifying credit scores. 740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 12/1992. ; Excellent verified housing payment history - Credit report reflects 120 months of current and prior mortgage history paid 0x30.

5/28/15 - Received 2015 Annual Salary Review dated March 2015. Letter from employer states borrower's annual salary will increase from $165,000 to $175,000 effective April 6, 2015. Income stated is supported by most recent paystub in file (pg 767) reflecting a higher base pay. Additionally, letter from employer signed by Corporate Payroll Supervisor is provided confirming the following bonus payments for the past three years: 2012 of $34,000, 2013 of $29,000 and 2014 of $175,000. Lender utilized $2416.67/mo based on 12 month average of 2013 bonus income as a conservative approach. CRED 0082 Exception Cleared.

5/28/15 - Received 2015 Annual Salary Review dated March 2015. Letter from employer states borrower's annual salary will increase from $165,000 to $175,000 effective April 6, 2015. Income stated is supported by most recent paystub in file (pg 767) reflecting a higher base pay. Additionally, letter from employer signed by Corporate Payroll Supervisor is provided confirming the following bonus payments for the past three years: 2012 of $34,000, 2013 of $29,000 and 2014 of $175,000. Lender utilized $2416.67/mo based on 12 month average of 2013 bonus income as a conservative approach. CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300014846	161397	05/19/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									05/26/2015
Substantial verified reserves - Post closing reserves of $303455.63/97.28 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 788/792 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 11/2006. ; Low DTI - 34.20/34.54 DTI.  Borrowers have XXXX/mo residual income and co-borrower income of $9226/mo was not used to qualify.

5/22/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

5/22/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300014846	161399	05/19/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Unable to confirm assets required to close. Credit and compliance review is not complete. Estimated HUD1 pg 539 used for review.	06/09/2015
Substantial verified reserves - Post closing reserves of $303455.63/97.28 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 788/792 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 11/2006. ; Low DTI - 34.20/34.54 DTI.  Borrowers have $9545/mo residual income and co-borrower income of $9226/mo was not used to qualify.

6/8/15 - Received response from lender of: "Final HUD".  Attached is the Final HUD-1 Settlement Statement signed / stamped certified by the Settlement Agent of Chicago Title Company of Washington. ** HUD 0001 Exception Cleared.
													Funded	A	A	A	A	A
300014846	161401	05/19/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1185000 is supported. No post closing CDA provided.	06/09/2015
Substantial verified reserves - Post closing reserves of $303455.63/97.28 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 788/792 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 11/2006. ; Low DTI - 34.20/34.54 DTI.  Borrowers have $9545/mo residual income and co-borrower income of $9226/mo was not used to qualify.

5/21/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,185,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APN #2125049040. APPR 0040 Exception Cleared.

5/21/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,185,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APN #2125049040. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300014846	161404	05/19/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 04/20/2015 initial application date.	08/21/2015
Substantial verified reserves - Post closing reserves of $303455.63/97.28 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 788/792 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 11/2006. ; Low DTI - 34.20/34.54 DTI.  Borrowers have $9545/mo residual income and co-borrower income of $9226/mo was not used to qualify.

5/21/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

5/21/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300020155	161415	05/19/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $965,000 is supported. No post closing CDA provided.	05/22/2015
Substantial verified reserves - Post closing reserves of $106,677.80. 20.82 months of PITI reserves. 18 months of PITI reserves required per guidelines.; Excellent verified housing payment history - 141 months of current and prior mortgage and rental history verified paid 0x30 per credit report. (pg 2, 100).
											5/22/15 - Received 3rd Party Desk Review that reflects original appraisal value of $965,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	5/22/15 - Received 3rd Party Desk Review that reflects original appraisal value of $965,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300020155	161418	05/19/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	09/15/2015
Substantial verified reserves - Post closing reserves of $106,677.80. 20.82 months of PITI reserves. 18 months of PITI reserves required per guidelines.; Excellent verified housing payment history - 141 months of current and prior mortgage and rental history verified paid 0x30 per credit report. (pg 2, 100).

5/21/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared

5/21/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared
													Funded	A	A	A	A	A
300020155	161453	05/20/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Credit report (pg 3) reflects 2 student loans with balance of $85,154 reflects a payment of $25 and a term of 144 mos. Account with a balance of $76,004 reflects a payment of $25 and a term of 180 mos. Payments listed on credit report are not sufficient to amortize the balance. Per 1003 (pg 291) lender used 1% of balance to qualify the borrower. Agency guidelines indicate 2% of student loan balance should be used for payment calculation. Missing credit documentation confirming terms of debt and monthly payment. Without documentation of payment terms, 2% of student debt will need to be included in DTI. Revised DTI will be 48% which exceeds maximum allowed for QM status.
									09/15/2015
Substantial verified reserves - Post closing reserves of $106,677.80. 20.82 months of PITI reserves. 18 months of PITI reserves required per guidelines.; Excellent verified housing payment history - 141 months of current and prior mortgage and rental history verified paid 0x30 per credit report. (pg 2, 100).

6/4/15 - Received response from lender of: "Student Loan Calculation Rebuttal". Attached is a memo on company letterhead dated 6/4/2015 stating: "The student loan payment calculation is in line with FNMA guidelines. When we are silent as to a particular underwriting topic in our guidelines we defer to the FNMA guideline. See the Selling Guide Announcement below from FNMA regarding student loan repayment calculations: Selling Guide Announcement SEL-2014-16 dated December 16, 2014 - Payment Calculation for Student Loans: Fannie Mae requires that all deferred installment debt, including student loans not yet in repayment, be included in the calculation of the borrowers debt-to-income ratio. In determining the payment for deferred student loans, Fannie Mae currently requires that the lender obtain a copy of the borrowers payment letter or forbearance agreement or calculate the monthly payment at 2% of the balance of the student loan. Research has shown that actual monthly payments are typically lower than 2%. In addition, many student loan repayment structures now use an income-based approach in calculating changes in the payment due over time. As a result, Fannie Mae is modifying the monthly payment calculation from 2% to 1% of the outstanding balance. In addition, for all student loans, regardless of their payment status, the lender must use the greater of the 1% calculation or the actual documented payment. An exception will be allowed to use the actual documented payment if it will fully amortize the loan over its term with no payment adjustments". ** Agreed. Confirmed with FNMA Selling Guide dated 5/26/2015 that 1% of the student loan outstanding balance must be used to determine the borrowers recurring debt obligation. ** CRED 0093 Exception Cleared.

6/4/15 - Received response from lender of: "Student Loan Calculation Rebuttal". Attached is a memo on company letterhead dated 6/4/2015 stating: "The student loan payment calculation is in line with FNMA guidelines. When we are silent as to a particular underwriting topic in our guidelines we defer to the FNMA guideline. See the Selling Guide Announcement below from FNMA regarding student loan repayment calculations: Selling Guide Announcement SEL-2014-16 dated December 16, 2014 - Payment Calculation for Student Loans: Fannie Mae requires that all deferred installment debt, including student loans not yet in repayment, be included in the calculation of the borrowers debt-to-income ratio. In determining the payment for deferred student loans, Fannie Mae currently requires that the lender obtain a copy of the borrowers payment letter or forbearance agreement or calculate the monthly payment at 2% of the balance of the student loan. Research has shown that actual monthly payments are typically lower than 2%. In addition, many student loan repayment structures now use an income-based approach in calculating changes in the payment due over time. As a result, Fannie Mae is modifying the monthly payment calculation from 2% to 1% of the outstanding balance. In addition, for all student loans, regardless of their payment status, the lender must use the greater of the 1% calculation or the actual documented payment. An exception will be allowed to use the actual documented payment if it will fully amortize the loan over its term with no payment adjustments". ** Agreed. Confirmed with FNMA Selling Guide dated 5/26/2015 that 1% of the student loan outstanding balance must be used to determine the borrowers recurring debt obligation. ** CRED 0093 Exception Cleared.
													Funded	A	A	A	A	A
300020156	162672	05/27/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/15/2015
Excellent verified credit history - Credit established 11/1988, Middle credit scores 774/781 with no history of delinquency. 740 minimum score required.
 ; Low DTI - DTI 25.54% on fully documented file. Program maximum DTI of 40%.
											6/1/2015 - Received response from lender of: "Rec DOT". Attached is the recorded copy of the Deed of Trust. Recorded on 5/20/2015 at the Recorders Office, California. DEED 0049 Exception Cleared.
6/1/2015 - Received response from lender of: "Rec DOT".  Attached is the recorded copy of the Deed of Trust.  Document # 20150590756.  Recorded on 5/20/2015 at the Recorders Office, California. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300020156	162678	05/27/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
No final HUD provided in file. Estimated HUD (pg 363) was used for data entry. Missing full detail of title charges.  Unable to confirm assets required to close.  Credit and compliance review is not complete.
									06/05/2015
Excellent verified credit history - Credit established 11/1988, Middle credit scores 774/781 with no history of delinquency. 740 minimum score required.
 ; Low DTI - DTI 25.54% on fully documented file. Program maximum DTI of 40%.

6/2/2015 - Received response from lender of: "Final HUD". Attached is the unexecuted HUD-1 Settlement Statement marked "FINAL". Subject property is located in a dry funding state (CA). HUD 0001 Exception Cleared.
													Funded	A	A	A	A	A
300020156	162683	05/27/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,300,000 is supported. No post closing CDA provided.	09/15/2015
Excellent verified credit history - Credit established 11/1988, Middle credit scores 774/781 with no history of delinquency. 740 minimum score required.
 ; Low DTI - DTI 25.54% on fully documented file. Program maximum DTI of 40%.

5/28/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,300,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

5/28/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,300,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300020156	162686	05/27/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	09/15/2015
Excellent verified credit history - Credit established 11/1988, Middle credit scores 774/781 with no history of delinquency. 740 minimum score required.
 ; Low DTI - DTI 25.54% on fully documented file. Program maximum DTI of 40%.

5/30/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.

5/30/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300020156	162695	05/27/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Loan file is missing a Closing Protection Letter for this transaction.	08/19/2015
Excellent verified credit history - Credit established 11/1988, Middle credit scores 774/781 with no history of delinquency. 740 minimum score required.
 ; Low DTI - DTI 25.54% on fully documented file. Program maximum DTI of 40%.

6/29/15 - Received response from lender of: "CPL". Attached is a copy of the Closing Protection Letter dated 5/19/15. ** Confirmed title file number agrees with preliminary tile report, borrower name, subject property address. ** TITL 0005 Exception Cleared.

6/29/15 - Received response from lender of: "CPL". Attached is a copy of the Closing Protection Letter dated 5/19/15. ** Confirmed title file number agrees with preliminary tile report, borrower name, subject property address. ** TITL 0005 Exception Cleared.
													Funded	A	A	A	A	A
300020156	162720	05/27/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Brokerage statements (pg 34, 43) reflects 3 Community Property accounts and 4 Retirement accounts. Statement contains only a detail of only one account. Additional 6 accounts were not fully verified. Lender comments (pg 255) indicate that stock and retirement accounts were included in reserves. Complete statements required for all asset verification.
									09/15/2015
Excellent verified credit history - Credit established 11/1988, Middle credit scores 774/781 with no history of delinquency. 740 minimum score required.
 ; Low DTI - DTI 25.54% on fully documented file. Program maximum DTI of 40%.

6/2/2015 - Received response from lender of: "Re: Brokerage Statement."  Attached is a memo dated 6/2/2015 from the underwriter that states: "Assets-only used cash account and stock account.  Did not use other accounts listed on the summary page provided.  Complete 2 months bank statements provided on the account used". CRED 0083 Exception Cleared.

6/2/2015 - Received response from lender of: "Re: Brokerage Statement."  Attached is a memo dated 6/2/2015 from the underwriter that states: "Assets-only used cash account and stock account.  Did not use other accounts listed on the summary page provided.  Complete 2 months bank statements provided on the account used". CRED 0083 Exception Cleared.
													Funded	A	A	A	A	A
300020156	162810	05/28/2015	Credit	Insufficient verified reserves	CRED 0100	1	Closed
Missing Terms of withdrawal for 401(K) (pg 48). Terms of Withdrawal must verify borrower has ability to withdraw funds for hardship. These funds are required to meet lender reserve requirement of 24 months of PITI reserves.
									09/15/2015
Excellent verified credit history - Credit established 11/1988, Middle credit scores 774/781 with no history of delinquency. 740 minimum score required.
 ; Low DTI - DTI 25.54% on fully documented file. Program maximum DTI of 40%.

Reject 6/8/15 - Received response from lender of: "Terms of Withdrawal". Attached is IRA Terms of Withdrawal.  ** No exception cleared. Missing Terms of withdrawal for 401(K) with Brokerage Firm (pg 48). Terms of Withdrawal must verify borrower has ability to withdraw funds for hardship. These funds are required to meet lender reserve requirement of 24 months of PITI reserves. ** CRED 0100 Exception Remains.;
 6/29/15 - Received response from lender of: "Terms of Withdrawal". Attached is a copy of the borrowers employers reward program.  Included is the retirement and savings plan information. Pg 18 of the document states: "In addition, physicians may borrow from their Tax Savings Retirement Plan". ** Document confirms borrower can borrow from the 401K. 401K assets used to satisfy reserve requirement. Confirmed 401K assets were not needed to satisfy cash required to close. ** CRED 0100 Exception Cleared.

6/29/15 - Received response from lender of: "Terms of Withdrawal". Attached is a copy of the borrowers employers reward program.  Included is the retirement and savings plan information. Pg 18 of the document states: "In addition, physicians may borrow from their Tax Savings Retirement Plan". ** Document confirms borrower can borrow from the 401K. 401K assets used to satisfy reserve requirement. Confirmed 401K assets were not needed to satisfy cash required to close. ** CRED 0100 Exception Cleared.
													Funded	A	A	A	A	A
300020156	162812	05/28/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraiser provided no Cost Approach valuation, other than Site Value (pg 216). No explanation provided for omission of the Cost Approach.	07/06/2015
Excellent verified credit history - Credit established 11/1988, Middle credit scores 774/781 with no history of delinquency. 740 minimum score required.
 ; Low DTI - DTI 25.54% on fully documented file. Program maximum DTI of 40%.

5/30/15 - Received response from lender of: "accepted appraisal" Attached is screen print out of e-mail correspondence reflecting Appraisal is Supported. No exception cleared. Cost approach should be provided or acceptable reason stated for omission. APPR 0002 Exception Remains.;
6/4/15 - Received e-mail to review. Exception remains. Cost approach should be provided or acceptable reason stated for omission. APPR 0002 Exception Remains.;
 7/6/15 - Received phone call to review. Appraiser states that omission of cost approach was due to typical buyer would not consider building (pg 215). Acceptable reason for omission is stated. APPR 0002 Exception Cleared.

7/6/15 - Received phone call from JPM to review. Appraiser states that omission of cost approach was due to typical buyer would not consider building (pg 215). Acceptable reason for omission is stated. APPR 0002 Exception Cleared.
													Funded	A	A	A	A	A
300011825	162697	05/27/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/15/2015
Excellent verified housing payment history - Credit report reflects 118 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 760/767 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/2002.

6/1/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (17 total pages + HELOC recorded DOT - 14 pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

6/1/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (17 total pages + HELOC recorded DOT - 14 pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300011825	162700	05/27/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
No final HUD provided in file. Estimated HUD (pg 395) used for review. Unable to confirm cash back or assets required to close. Final HUD must confirm no more that $5000 cash back to borrower. Credit and compliance review is not complete.
									07/21/2015
Excellent verified housing payment history - Credit report reflects 118 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 760/767 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/2002.

6/2/2015 - Received response from lender of: "Final HUD".  Attached is the HUD-1 Settlement Statement printed 5/21/2015 and signed / stamped certified by the Settlement Agent of Ticor Title Company of California.  Subject property is located in a dry funding state (CA). ** HUD 0001 Exception Cleared.
													Approved	A	A	A	A	A
300011825	162702	05/27/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,085,000 is supported. No post closing CDA provided.	07/21/2015
Excellent verified housing payment history - Credit report reflects 118 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 760/767 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/2002.

6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,085,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,085,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300011825	162719	05/27/2015	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed
Benefit to Borrower is not documented:  Borrowers are paying off a first lien with 3.625% rate and $737103.98 balance (pg 20) and 2nd lien HELOC with 6.875 rate and $192897.79 balance (pg 20) both used to purchase subject property 04/14.  New 1st lien has a 4.375% rate with $868000 (pg 326) and 2nd lien HELOC with 4.74% APR and $77000 balance.  Combined balances are $15000 higher than prior combined balances with a higher rate on the 1st lien.
									09/15/2015
Excellent verified housing payment history - Credit report reflects 118 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 760/767 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/2002.

6/2/2015 - Received response from lender of: "Benefit to Borrower". Attached is a memo on company letterhead that states: "The prior 1st mortgage was a 5/1 ARM (Port product) with the first adjustment date May 2019. Borrowers wanted a more stable rate and not have to worry about market rate fluctuation. The 2nd mortgage was a balloon mortgage (Port 2nd) based on a 30 year payment but due in 15 years. $194,750 at 6.875%. The payment is based on 30 years but loan is due in full on 5/21/2029. At that time if borrower made 180 payments at $1,279.37 the balance owed would be $140,192. The new 2nd will have a 10 year draw period and a 15 year repayment period. Incomplete copies of Notes for 1st and 2nd liens provided.  Fixed Adjustable Rate Note for prior first lien dated 4/23/2015 reflects a first change date of May 2019.  Balloon Note for 2nd lien dated 4/23/2014 reflects fixed payments beginning 6/1/2014 through maturity on 5/1/2029. Benefit to borrower is moving from an adjustable rate to fixed rate mortgage.  Second lien interest rate reduced from 6.875% to 4.74%. ** NTB 0001 Exception Cleared.

6/2/2015 - Received response from lender of: "Benefit to Borrower". Attached is a memo on company letterhead that states: "The prior 1st mortgage was a 5/1 ARM (Port product) with the first adjustment date May 2019. Borrowers wanted a more stable rate and not have to worry about market rate fluctuation. The 2nd mortgage was a balloon mortgage (Port 2nd) based on a 30 year payment but due in 15 years. $194,750 at 6.875%. The payment is based on 30 years but loan is due in full on 5/21/2029. At that time if borrower made 180 payments at $1,279.37 the balance owed would be $140,192. The new 2nd will have a 10 year draw period and a 15 year repayment period. Incomplete copies of Notes for 1st and 2nd liens provided.  Fixed Adjustable Rate Note for prior first lien dated 4/23/2015 reflects a first change date of May 2019.  Balloon Note for 2nd lien dated 4/23/2014 reflects fixed payments beginning 6/1/2014 through maturity on 5/1/2029. Benefit to borrower is moving from an adjustable rate to fixed rate mortgage.  Second lien interest rate reduced from 6.875% to 4.74%. ** NTB 0001 Exception Cleared.
													Approved	A	A	A	A	A
300011825	162723	05/27/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Site value was not provided (pg 861). No Cost approach was developed by the appraiser. Unable to determine if site value ratio is within guidelines.	07/21/2015
Excellent verified housing payment history - Credit report reflects 118 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 760/767 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/2002.

6/1/15 - Received a copy of email chain loan registration reflecting appraisal status as "accepted". No Exception Cleared. Pending receipt of acceptable 3rd party Appraisal Review/CDA reflecting subject value of $1,085,000 is supported. APRV 0002 Exception Remains.;
 6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,085,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0002 Exception Cleared.

6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,085,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0002 Exception Cleared.
													Approved	A	A	A	A	A
300011825	162740	05/27/2015	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed	Missing Change of Circumstance documentation dated within 3 days prior to redisclosed GFE dated 03/20/2015 (pg 472). GFE reflects escrows were added.	07/27/2015
Excellent verified housing payment history - Credit report reflects 118 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 760/767 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/2002.

7/23/15 - Received RESPA Changed Circumstance Detail Form to correspond with GFE dated 4/1/15. ** No exception cleared. Missing changed circumstance form to correspond with GFE issued 3/20/15, which disclosed the requirement for escrow account (pg 472). RESPA 0005 Exception Remains.;
 7/24/15 - Received response from lender of: "A changed circumstances FORM (DISCLOSURE) is not required under RESPA. The GFE dated 03/20/2015 as compared to the initial one dated 03/13/2015 clearly shows that it was provided due to adding impounds for taxes. The Changed Circumstances Event is evident by comparing the two GFEs. Furthermore adding of an impound account is not subject to any tolerance. This should not be an issue. Please ask the investor to escalate to their Compliance/Legal Department for further assessment of the condition". ** Interim GFE dated 3/20/15 disclosed the addition of an escrow account (pg 472). Confirmed GFE had no fee or loan term changes from Initial GFE dated 3/12/15 (pg 272). RESPA 0005 Exception Cleared.

7/24/15 - Received response from lender of: "A changed circumstances FORM (DISCLOSURE) is not required under RESPA. The GFE dated 03/20/2015 as compared to the initial one dated 03/13/2015 clearly shows that it was provided due to adding impounds for taxes. The Changed Circumstances Event is evident by comparing the two GFEs. Furthermore adding of an impound account is not subject to any tolerance. This should not be an issue. Please ask the investor to escalate to their Compliance/Legal Department for further assessment of the condition". ** Interim GFE dated 3/20/15 disclosed the addition of an escrow account (pg 472). Confirmed GFE had no fee or loan term changes from Initial GFE dated 3/12/15 (pg 272). RESPA 0005 Exception Cleared.
													Approved	A	A	A	A	A
300011825	162747	05/27/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Credit inquiry letter pg 288 is signed but not completed. Borrowers did not indicate if inquiry resulted in any new debt. Any new credit accounts opened to be fully documented.	07/24/2015
Excellent verified housing payment history - Credit report reflects 118 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 760/767 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/2002.

7/23/15 - Received a copy of the borrower executed Consumer Explanation Letter. Original credit report reflected 1 credit inquiry within 120 days, which borrower acknowledged resulted in new debt. New debt resulting from the inquiry was reflected in the credit report (pg 23) and was considered in qualifying. CRED 0093 Exception Cleared.

7/23/15 - Received a copy of the borrower executed Consumer Explanation Letter. Original credit report reflected 1 credit inquiry within 120 days, which borrower acknowledged resulted in new debt. New debt resulting from the inquiry was reflected in the credit report (pg 23) and was considered in qualifying. CRED 0093 Exception Cleared.
													Approved	A	A	A	A	A
300011825	162831	05/28/2015	Compliance	Loan Disbursement Date is on or before the required Right of Rescission Expiration Date	ROR 0009	1	Closed	Loan disbursement date per Estimated HUD is 5/18/2015. Expiration date of rescission period is 5/19/2015. Unable to confirm rescission period without Final HUD.	09/15/2015
Excellent verified housing payment history - Credit report reflects 118 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 760/767 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/2002.

6/2/2015 - Received response from lender of: "Final HUD". Attached is the HUD-1 Settlement Statement marked final and signed / stamped certified by the Settlement Agent for Title Company.  HUD-1 reflects an interest paid to date / disbursement date of 5/20/2015. Final HUD-1 is sufficient evidence to support funds disbursed after rescission period expiration 5/19/2015. ** ROR 0009 Exception Cleared.

6/2/2015 - Received response from lender of: "Final HUD". Attached is the HUD-1 Settlement Statement marked final and signed / stamped certified by the Settlement Agent for Title Company.  HUD-1 reflects an interest paid to date / disbursement date of 5/20/2015. Final HUD-1 is sufficient evidence to support funds disbursed after rescission period expiration 5/19/2015. ** ROR 0009 Exception Cleared.
													Approved	A	A	A	A	A
300011825	163474	06/05/2015	Compliance	10% Tolerance Violation between GFE and HUD1	RESPA 0009	1	Closed
Based on Final HUD received on 06/02/15, HUD1/GFE comparison reflects an increase to fees in the amount of $450. Increase of 21.26% exceeds the 10% tolerance. HUD-1 (Line 205) reflects a credit to cure in the amount of $30.80. Credit is not sufficient to cure.
									07/21/2015
Excellent verified housing payment history - Credit report reflects 118 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 760/767 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/2002.

7/18/15 - Received a complete copy of the Final HUD1 Settlement Statement that is signed and stamped certified by the Settlement Agent for subject transaction. ** Applied $30.80 credit for Tolerance Cure reflected on pg 1 of the HUD1 (Line Item 205) towards the Appraisal Fee that had increased $100. GFE/HUD1 comparison reflects an increase to Title Services from $1425 to $1860 which resulted in the 10% Tolerance violation. Confirmed Settlement Agent provided on the Final HUD1 is not reflected on lenders List of Settlement Providers (pg 535).  Title Services charges can change at settlement if borrower shops and chooses a Settlement Agent that is not on lenders List of Settlement Providers. RESPA 0009 Exception Cleared.

7/18/15 - Received a complete copy of the Final HUD1 Settlement Statement that is signed and stamped certified by the Settlement Agent for subject transaction. ** Applied $30.80 credit for Tolerance Cure reflected on pg 1 of the HUD1 (Line Item 205) towards the Appraisal Fee that had increased $100. GFE/HUD1 comparison reflects an increase to Title Services from $1425 to $1860 which resulted in the 10% Tolerance violation. Confirmed Settlement Agent provided on the Final HUD1 is not reflected on lenders List of Settlement Providers (pg 535).  Title Services charges can change at settlement if borrower shops and chooses a Settlement Agent that is not on lenders List of Settlement Providers. RESPA 0009 Exception Cleared.
													Approved	A	A	A	A	A
300019861	162847	05/28/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/05/2015
Excellent verified credit history - 759/777 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/1999. ; Excellent verified housing payment history - Credit report reflects 98 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 15 years verified history with same employer.

6/2/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.

6/2/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300019861	162848	05/28/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	HUD1 pg 684 is not marked Final or stamped as a certified copy for WA purchase transaction. Unable to confirm assets required to close. Credit and compliance review is not complete.	06/10/2015
Excellent verified credit history - 759/777 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/1999. ; Excellent verified housing payment history - Credit report reflects 98 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 15 years verified history with same employer.

6/2/15 - Received Final HUD for departing residence. No exception cleared. Provide Final HUD for subject transaction. Credit and compliance review is not complete. HUD 0001 Exception Remains.;
 6/8/15 - Received a HUD marked Final, signed and stamped CTC by the settlement agent along with Itemization of Buyer's Cost paid by Seller providing the breakdown of $8,000 seller credit to buyer. Itemization is signed and stamped CTC by the same escrow officer who signed the Final HUD. Breakdown totals to $8,000 which matches line item #208. Credit and compliance review complete. HUD 0001 Exception Cleared.

6/8/15 - Received a HUD marked Final, signed and stamped CTC by the settlement agent along with Itemization of Buyer's Cost paid by Seller providing the breakdown of $8,000 seller credit to buyer. Itemization is signed and stamped CTC by the same escrow officer who signed the Final HUD. Breakdown totals to $8,000 which matches line item #208. Credit and compliance review complete. HUD 0001 Exception Cleared.
													Funded	A	A	A	A	A
300019861	162850	05/28/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $575000 is supported. No post closing CDA provided.	06/10/2015
Excellent verified credit history - 759/777 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/1999. ; Excellent verified housing payment history - Credit report reflects 98 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 15 years verified history with same employer.

6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $575,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $575,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300019861	162867	05/28/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Missing documentation to evidence receipt of $119875.90 net proceeds from the sale departure residence.  HUD1 pg 32 is not signed by closing agent or stamped final/certified.  HUD1 dated 05/18/2015 from subject transaction (pg 684 and not marked final or executed by closing agent) does not reflect receipt of funds.  Borrowers have insufficient funds to close without net proceeds.
									09/15/2015
Excellent verified credit history - 759/777 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/1999. ; Excellent verified housing payment history - Credit report reflects 98 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 15 years verified history with same employer.

6/3/15 - Received Final HUD for departing residence reflecting disbursement date of 05/15/15 (same day as subject consummation date). Net cash to seller of $132,164.75. Sufficient assets to close verified. CRED 0083 Exception Cleared.

6/3/15 - Received Final HUD for departing residence reflecting disbursement date of 05/15/15 (same day as subject consummation date). Net cash to seller of $132,164.75. Sufficient assets to close verified. CRED 0083 Exception Cleared.
													Funded	A	A	A	A	A
300019861	162890	05/28/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed	Finance charge under disclosed by $2,328.54. Estimated HUD pg 684 reflects $8000 in seller credits. No detail of credit provided. Unable to apply credit with full detail and final HUD document.	06/10/2015
Excellent verified credit history - 759/777 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/1999. ; Excellent verified housing payment history - Credit report reflects 98 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 15 years verified history with same employer.

6/8/15 - Received Itemization of Buyer's Cost paid by Seller itemizing the breakdown of $8,000 seller credit to buyer. Breakdown is not signed and stamped CTC by settlement agent. HUD1 addendum must fully break down the total line #209 credit and must be prepared and executed by the settlement agent. COMP 0001 Exception Remains.;
 6/8/15 - See HUD 0001. Received Itemization of Buyer's Cost paid by Seller provided with Final CTC stamped HUD via exception code HUD 0001 (page 1). This itemization is signed and stamped CTC by the same escrow officer who signed the Final HUD. Breakdown totals to $8,000 which matches line item #208. Utilized breakdown per itemization provided. COMP 0001 Exception Cleared through exception code HUD 0001.

6/8/15 - See HUD 0001. Received Itemization of Buyer's Cost paid by Seller provided with Final CTC stamped HUD via exception code HUD 0001 (page 1). This itemization is signed and stamped CTC by the same escrow officer who signed the Final HUD. Breakdown totals to $8,000 which matches line item #208. Utilized breakdown per itemization provided. COMP 0001 Exception Cleared through exception code HUD 0001.
													Funded	A	A	A	A	A
300019861	162891	05/28/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing letter signed by borrower addressing all credit inquiries in past 120 days.  Any new credit accounts opened to be fully documented.  Credit report pg 79 reflects 9 inquires from 01/26/2015-04/07/2015. Inquiry letter pg 276-277 was signed 09/02/2014.
									09/15/2015
Excellent verified credit history - 759/777 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/1999. ; Excellent verified housing payment history - Credit report reflects 98 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 15 years verified history with same employer.

6/2/15 - Received lender memo which states: " The inquiry was a new credit car, it is already reporting on the credit report so we are good there." Lender provided copy of origination credit report dated 04/07/15.  5 out of 9 inquiries are with Lender. The 4 other inquiries are already reporting on the credit report and included to the DTI calculation. CRED 0093 Exception Cleared.

6/2/15 - Received lender memo which states: " The inquiry was a new credit car, it is already reporting on the credit report so we are good there." Lender provided copy of origination credit report dated 04/07/15.  5 out of 9 inquiries are with Lender. The 4 other inquiries are already reporting on the credit report and included to the DTI calculation. CRED 0093 Exception Cleared.
													Funded	A	A	A	A	A
300019861	162949	05/29/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	09/15/2015
Excellent verified credit history - 759/777 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/1999. ; Excellent verified housing payment history - Credit report reflects 98 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 15 years verified history with same employer.

6/1/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

6/1/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300016199	163159	06/01/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/18/2015
Excellent verified housing payment history - Credit report reflects 140 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 786/791 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2001. ; Substantial verified employment history - Borrower has over 10 years verified employment history with current employer.; Substantial verified reserves - Post closing reserves of $219,640.20. 23.6 months of verified PITI reserves verified. 12 months PITI reserves required. All lender reserve requirements were met.

6/17/15 - Received response from lender of: "Rec DOT". Attached is a copy of pg 1 of the recorded DOT to confirm recording has been completed. The county redecoration date is 5/28/15. MERS number, loan amount, and borrowers names confirmed. ** DEED 0049 Exception Cleared.

6/17/15 - Received response from lender of: "Rec DOT". Attached is a copy of pg 1 of the recorded DOT to confirm recording has been completed. The county redecoration date is 5/28/15. MERS number, loan amount, and borrowers names confirmed. ** DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300016199	163160	06/01/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing final HUD signed/certified by all required parties. Unable to confirm assets required to close. Credit and compliance review is not complete. Estimated HUD1 (pg 316) used for review.	06/18/2015
Excellent verified housing payment history - Credit report reflects 140 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 786/791 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2001. ; Substantial verified employment history - Borrower has over 10 years verified employment history with current employer.; Substantial verified reserves - Post closing reserves of $219,640.20. 23.6 months of verified PITI reserves verified. 12 months PITI reserves required. All lender reserve requirements were met.

6/15/15 - Received a HUD marked estimated. No exception cleared. Provide Final HUD signed/certified by settlement agent as required on dry funding states. Additional exceptions may apply pending review of missing documentation. HUD 0001 Exception Remains.;
 6/17/15 - Received Final HUD. ** No exception cleared. Pg 1 of the HUD reflects Funds from 2nd Lender (Line 204) totaling $248,970. HELOC Agreement and Promissory Note reflects a limit of $248,400 (pg 397, 402). Provide a copy of the Final HUD1 for 2nd Lien HELOC to determine cause for discrepancy. ** HUD 0001 Exception Remains.

6/18/15 - Received Final HUD1 for 2nd Lien HELOC. ** Final HUD1 for subject transaction received 6/17/15 reflected Funds from 2nd Lender (Line 204) totaling $248,970. HELOC Agreement and Promissory Note reflects a limit of $248,400 (pg 397, 402). Confirmed discrepancy is due to a Lender Credit of $570 (Line 204) per 2nd Lien Final HUD1 Settlement Statement. ** HUD 0001 Exception Cleared.
													Funded	A	A	A	A	A
300016199	163164	06/01/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 04/27/2015 initial application date.	06/15/2015
Excellent verified housing payment history - Credit report reflects 140 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 786/791 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2001. ; Substantial verified employment history - Borrower has over 10 years verified employment history with current employer.; Substantial verified reserves - Post closing reserves of $219,640.20. 23.6 months of verified PITI reserves verified. 12 months PITI reserves required. All lender reserve requirements were met.

6/12/15 - Received a response from the lender stating: "The HUD Special Information Booklet is delivered to the borrower as part of the initial disclosure package on all first lien primary residence purchase transactions. The booklet is generated outside of our LOS and no copy is retained. The Bank's Initial Disclosure Matrix is highlighted below:". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the RESPA application date but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.

6/12/15 - Received a response from the lender stating: "The HUD Special Information Booklet is delivered to the borrower as part of the initial disclosure package on all first lien primary residence purchase transactions. The booklet is generated outside of our LOS and no copy is retained. The Bank's Initial Disclosure Matrix is highlighted below:". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the RESPA application date but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300016199	163217	06/02/2015	Credit	Insufficient Verified Reserves (Number of Months)	CRED 0017	1	Closed
Borrower is short required reserves. 24 months of PITI reserves required for subject ($223,321.68). 23.6 months verified. 6 months of PITI reserves required for two financed REO properties ($25,444.56 and $12,168.30). Total required reserves of $260,934.54.  Verified reserves of $219,640.20 after deducting unsourced deposits of $34,850. Borrowers are short reserves by $41,294.34. If unsourced deposits are documented borrower will be short total reserves of $6444,34.
									06/18/2015
Excellent verified housing payment history - Credit report reflects 140 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 786/791 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2001. ; Substantial verified employment history - Borrower has over 10 years verified employment history with current employer.; Substantial verified reserves - Post closing reserves of $219,640.20. 23.6 months of verified PITI reserves verified. 12 months PITI reserves required. All lender reserve requirements were met.

6/17/15 - Received response from lender of:"UW Rebuttal Re: Insufficient Reserves". Attached is a memo dated 6/17/15 on company letterhead stating: "See UW notes for rebuttal regarding insufficient assets, reserves: The required reserves for this transaction is 12 months, the ltv is less than 80%. This should remedy both conditions stating insufficient reserves". ** Agreed. Lender guidelines require 12 months PITIA reserves for loans with LTVs equal to or less than 80%. LTV for subject transaction is 74.38%. 12 months PITIA reserve requirement satisfied. ** CRED 0017 Exception Cleared.

6/17/15 - Received response from lender of:"UW Rebuttal Re: Insufficient Reserves". Attached is a memo dated 6/17/15 on company letterhead stating: "See UW notes for rebuttal regarding insufficient assets, reserves: The required reserves for this transaction is 12 months, the ltv is less than 80%. This should remedy both conditions stating insufficient reserves". ** Agreed. Lender guidelines require 12 months PITIA reserves for loans with LTVs equal to or less than 80%. LTV for subject transaction is 74.38%. 12 months PITIA reserve requirement satisfied. ** CRED 0017 Exception Cleared.
													Funded	A	A	A	A	A
300016199	163281	06/03/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,600,000 is supported. No post closing CDA provided.	06/15/2015
Excellent verified housing payment history - Credit report reflects 140 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 786/791 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2001. ; Substantial verified employment history - Borrower has over 10 years verified employment history with current employer.; Substantial verified reserves - Post closing reserves of $219,640.20. 23.6 months of verified PITI reserves verified. 12 months PITI reserves required. All lender reserve requirements were met.

6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,600,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,600,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300016199	163295	06/03/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	File contains 2014 and 2012 W2s (pg 111, 112). Missing 2013 W2 for borrower.	06/15/2015
Excellent verified housing payment history - Credit report reflects 140 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 786/791 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2001. ; Substantial verified employment history - Borrower has over 10 years verified employment history with current employer.; Substantial verified reserves - Post closing reserves of $219,640.20. 23.6 months of verified PITI reserves verified. 12 months PITI reserves required. All lender reserve requirements were met.
											6/12/15 - Received 2013 W2 for borrower with current employer. Income reported is in line with income stated on Written VOE (pg 111). CRED 0082 Exception Cleared.	6/12/15 - Received 2013 W2 for borrower with current employer. Income reported is in line with income stated on Written VOE (pg 111). CRED 0082 Exception Cleared.	Funded	A	A	A	A	A
300016199	163296	06/03/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing acknowledgement from borrower or evidence of delivery of all appraisals used by lender to qualify the borrower.	06/18/2015
Excellent verified housing payment history - Credit report reflects 140 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 786/791 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2001. ; Substantial verified employment history - Borrower has over 10 years verified employment history with current employer.; Substantial verified reserves - Post closing reserves of $219,640.20. 23.6 months of verified PITI reserves verified. 12 months PITI reserves required. All lender reserve requirements were met.
											6/12/15 - Received response from lender of: "Notice of Right to Copy of Appraisal - Copy waived by borrower." Received copy of signed appraisal waiver. ECOA 0003 Exception Cleared.	6/12/15 - Received response from lender of: "Notice of Right to Copy of Appraisal - Copy waived by borrower." Received copy of signed appraisal waiver. ECOA 0003 Exception Cleared.	Funded	A	A	A	A	A
300016199	163297	06/03/2015	Credit	Income Calculation Discrepancy	CRED 0084	1	Closed
VOE (pg 111) reflects borrowers base income is $410,000/yr as of most recent increase on 1/1/2015. Per most recent paystub dated 3/13/2015 (pg 115) the borrowers base salary is $356,000 (based on biweekly paystub). Lender qualified borrower on 28 month average of base instead of using current base salary.  VOE reflects borrowers base salary has increased from $140,000 in 2013 to $410,000 currently. No explanation provided for 192% increase in income over 2 years. No explanation provided for discrepancy in base income amounts on VOE and on paystub.
									06/18/2015
Excellent verified housing payment history - Credit report reflects 140 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 786/791 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2001. ; Substantial verified employment history - Borrower has over 10 years verified employment history with current employer.; Substantial verified reserves - Post closing reserves of $219,640.20. 23.6 months of verified PITI reserves verified. 12 months PITI reserves required. All lender reserve requirements were met.

6/17/15 - Received response from lender of: "UW Income Calculation Rebuttal". Attached is a memo dated 6/17/15 on company letterhead that states: "See UW notes regarding income calculation: I did not request an explanation for the increase due to using an average vs the current salary". ** No explanation for discrepancy between the paystub salary and written Voe salary required. UW used more conservative approach in calculating income based on 28 month average at $18,141.80. Salary per paystub $356,000 or 29,666.67/mo (pg 116) and written Voe $410,000 or $34,166,67/mo (pg 111). ** CRED 0084 Exception Cleared.

6/17/15 - Receive response from lender of: "UW Income Calculation Rebuttal". Attached is a memo dated 6/17/15 on company letterhead that states: "See UW notes regarding income calculation: I did not request an explanation for the increase due to using an average vs the current salary". ** No explanation for discrepancy between the paystub salary and written Voe salary required. UW used more conservative approach in calculating income based on 28 month average at $18,141.80. Salary per paystub $356,000 or 29,666.67/mo (pg 116) and written Voe $410,000 or $34,166,67/mo (pg 111). ** CRED 0084 Exception Cleared.
													Funded	A	A	A	A	A
300016199	163322	06/04/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Borrower bank statement reflects two deposits which are noted to be undocumented. Per unsigned LOE (pg 745) the deposits of $25,350 on 4/6/15 (pg 722) and $9500 on 4/27/15 (pg 725) were repayments from borrowers mother. No supporting documentation of these repayments were provided.  $9500 deposit stated to be repayment from mother actually appears to be the Rent and Security Deposit check for rental of borrowers prior primary (pg 986). Missing documentation to confirm that large deposits were from mother and represented repayment for purchase of mothers property and were not gifts. Missing signed LOE addressing discrepancy with $9500 large deposit confirming if source is rent from prior primary or repayment from mother. Borrower has insufficient assets to meet lender reserve requirements without full documentation of all large deposits.
									06/18/2015
Excellent verified housing payment history - Credit report reflects 140 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 786/791 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2001. ; Substantial verified employment history - Borrower has over 10 years verified employment history with current employer.; Substantial verified reserves - Post closing reserves of $219,640.20. 23.6 months of verified PITI reserves verified. 12 months PITI reserves required. All lender reserve requirements were met.

6/17/15 - Received response from lender of: "UW Rebuttal Re: Insufficient Reserves". Attached is a memo dated 6/17/15 on company letterhead that states: "The required reserves for this transaction is 12 months, the ltv is less than 80%. This should remedy both conditions stating insufficient reserves". ** Agreed. Lender guidelines require 12 months PITIA reserves for loans with LTVs equal to or less than 80%. LTV for subject transaction is 74.38%. 12 months PITIA reserve requirement satisfied without the use of the unsourced large deposits. ** CRED 0083 Exception Cleared.

6/17/15 - Received response from lender of: "UW Rebuttal Re: Insufficient Reserves". Attached is a memo dated 6/17/15 on company letterhead that states: "The required reserves for this transaction is 12 months, the ltv is less than 80%. This should remedy both conditions stating insufficient reserves". ** Agreed. Lender guidelines require 12 months PITIA reserves for loans with LTVs equal to or less than 80%. LTV for subject transaction is 74.38%. 12 months PITIA reserve requirement satisfied without the use of the unsourced large deposits. ** CRED 0083 Exception Cleared.
													Funded	A	A	A	A	A
300010219	163196	06/02/2015	Credit	Missing Second Lien Note	NOTE 0005	1	Closed
The simultaneous HELOC second Note was not provided in the image file. Lender calculated payment based on 1% of full balance to qualify.  Final DTI review is not complete pending review of 2nd lien Note terms.
									06/15/2015
Substantial verified employment history - Borrower has been employed in Sales for 7.9 years. Co-borrower has been employed in Sales for 11.8 years.; Excellent verified credit history - 784/781 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 10/1989. ; Substantial verified reserves - Post closing reserves of $171,247.47. 9 months PITI reserves required. Reserves requirement met with 38 months verified.
											6/12/15 - Received copy of fully executed HELOC Agreement/Note for 2nd lien. NOTE 0005 Exception Cleared.	6/12/15 - Received copy of fully executed HELOC Agreement/Note for 2nd lien. NOTE 0005 Exception Cleared.	Funded	A	A	A	A	A
300010219	163258	06/03/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $865,000 is supported. No post closing CDA provided.	06/15/2015
Substantial verified employment history - Borrower has been employed in Sales for 7.9 years. Co-borrower has been employed in Sales for 11.8 years.; Excellent verified credit history - 784/781 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 10/1989. ; Substantial verified reserves - Post closing reserves of $171,247.47. 9 months PITI reserves required. Reserves requirement met with 38 months verified.

6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $865,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $865,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300010219	163259	06/03/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 482) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.
									09/16/2015
Substantial verified employment history - Borrower has been employed in Sales for 7.9 years. Co-borrower has been employed in Sales for 11.8 years.; Excellent verified credit history - 784/781 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 10/1989. ; Substantial verified reserves - Post closing reserves of $171,247.47. 9 months PITI reserves required. Reserves requirement met with 38 months verified.

6/12/15 - Received rebuttal from lender of: " Compliance Rebuttal re: H8". Received lender Memo which reads: "Please see compliance notes regarding the use of the H8 form in connection with the loan referenced above: The lender is Affiliate as evidenced on the Note and Deed of Trust. The final HUD-1 shows the lender as an affiliate and the payoff to Lending Bank. Lending Bank purchases all loans from Affiliate. They are not closed in the name of Lending Bank. Also see attached provided Notice of Service Transfer. The whole file points to the fact that the loan is not closed in Lending Bank's name. The correct NRTC H-8 form was used. Please clear the condition as it is not valid." Agree. This would not be considered a lender to lender refinance even though the lenders are affiliated. The H8 form is acceptable. ROR 0011 Exception Cleared.

6/12/15 - Received rebuttal from lender of: " Compliance Rebuttal re: H8". Received lender Memo which reads: "Please see compliance notes regarding the use of the H8 form in connection with the loan referenced above: The lender is Affiliate as evidenced on the Note and Deed of Trust. The final HUD-1 shows the lender as an affiliate and the payoff to Lending Bank. Lending Bank purchases all loans from Affiliate. They are not closed in the name of Lending Bank. Also see attached provided Notice of Service Transfer. The whole file points to the fact that the loan is not closed in Lending Bank's name. The correct NRTC H-8 form was used. Please clear the condition as it is not valid." Agree. This would not be considered a lender to lender refinance even though the lenders are affiliated. The H8 form is acceptable. ROR 0011 Exception Cleared.
													Funded	A	A	A	A	A
300016260	163206	06/02/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No Final HUD provided in the image file. Estimated HUD used by review (pg 404). Unable to confirm assets required to close. Credit and compliance review is not complete.	09/16/2015
Substantial verified employment history - Borrower has been employed with BP Oil Company for 32.5 years.; Low DTI - DTI of 31.68% is well below max guideline of 43%.; Substantial verified reserves - Per guidelines, 9 months PITI for primary and additional 6 months PITI for REO required. Verified 37 months.; Excellent verified credit history - 799/752 qualifying credit scores. 720 minimum required. No material derogatory credit. Credit file dates back to 4/1988.
											6/8/15 - Received response from lender of: "Final HUD". Attached is the Final HUD-1 Settlement Statement signed / stamped certified by the Settlement Agent. ** HUD 0001 Exception Cleared.	6/8/15 - Received response from lender of: "Final HUD". Attached is the Final HUD-1 Settlement Statement signed / stamped certified by the Settlement Agent. ** HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300016260	163212	06/02/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	09/16/2015
Substantial verified employment history - Borrower has been employed with BP Oil Company for 32.5 years.; Low DTI - DTI of 31.68% is well below max guideline of 43%.; Substantial verified reserves - Per guidelines, 9 months PITI for primary and additional 6 months PITI for REO required. Verified 37 months.; Excellent verified credit history - 799/752 qualifying credit scores. 720 minimum required. No material derogatory credit. Credit file dates back to 4/1988.

6/8/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.

6/8/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300016260	164203	06/10/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $539,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	06/10/2015
Substantial verified employment history - Borrower has been employed with BP Oil Company for 32.5 years.; Low DTI - DTI of 31.68% is well below max guideline of 43%.; Substantial verified reserves - Per guidelines, 9 months PITI for primary and additional 6 months PITI for REO required. Verified 37 months.; Excellent verified credit history - 799/752 qualifying credit scores. 720 minimum required. No material derogatory credit. Credit file dates back to 4/1988.
											6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $539,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $539,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	Funded	A	A	A	A	A
300016262	163272	06/03/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	09/16/2015
Substantial verified reserves - Per guidelines, 9 months PITI on primary and 6 months PITI on subject second home of $78,023.82 is required. Verified post close reserves of $213,303.47 or 47 months.  ; Low DTI - DTI of 15.07% is well below guidelines for purchase of a second home maximum of 43%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2001 with all credit verified paid 0x30 and mid scores of 781/790. 740 minimum scored required.

6/8/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.

6/8/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
													Approved	A	A	A	A	A
300016262	163275	06/03/2015	Property	Appraisal is Incomplete	APPR 0002	2	Acknowledged
Appraisal is incomplete for the following: 1) The Appraisal (pg 473) states address of Comp #5 is the same address stated for Comp #2, however the data appears to be for a different property. Per the Location Map provided (pg 489).
 2) Appraiser states subject is Single Family and not located in a PUD. Lender included a PUD Rider with the Deed of Trust and 1008 indicates subject is located in PUD.  Appraisal (pg 473) reflects no HOA dues. Title Commitment (pg 443) or Assessor Info (pg 512) reflect subject is located in a named subdivision. Appraiser to address property type discrepancy.

Substantial verified reserves - Per guidelines, 9 months PITI on primary and 6 months PITI on subject second home of $78,023.82 is required. Verified post close reserves of $213,303.47 or 47 months.  ; Low DTI - DTI of 15.07% is well below guidelines for purchase of a second home maximum of 43%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2001 with all credit verified paid 0x30 and mid scores of 781/790. 740 minimum scored required.

6/10/15 - Received response from lender of: "Revised appraisal showing SFR vs PUD and correcting comps". Attached is a copy of the amended appraisal report dated 5/5/2015 with signature date of 6/10/2015. Appraiser notes dated 6/10/2015 state: "The address for comparable #5 was corrected. Only the address was incorrect, all other information was correct. The incorrect address was caused by a problem in the appraisal software. According to the owner and the MLS, there is no HOA fee in this subdivision; therefore, the home is not considered in a PUD. The subject is located in a subdivision, however, just because the subdivision has a name does not necessarily mean the home is located in a PUD. The appraiser checked the MLS for other homes in this subdivision and although the number of homes in the subdivision is limited, none of the homes were listed as having an HOA fee. It is the appraiser's opinion the home is not located in a PUD". ** Title (pg. 449) reflects there is evidence of an easement (#4 and #5).  The plat in file (pg. 464) reflects item #12 under NOTES that the Homeowners Association shall be responsible for the maintenance of the exterior perimeter walls.  Lender included a PUD Rider with the Deed of Trust. Appraisers opinion is that the subject is not located in a PUD. ** APPR 0002 Exception Overridden to EV2 Level.

Mitigated Risk: DTI of 15.07% is well below guidelines for purchase of a second home maximum of 43%.
 Per guidelines, 9 months PITI on primary and 6 months PITI on subject second home of $78,023.82 is required. Verified post close reserves of $213,303.47 or 47 months.
													Approved	B	B	B	B	B
300016262	163277	06/03/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No CPL was provided in the image file. Subject is in AZ. Lender does not require protection letter if property is in Washington, Oregon, Idaho, Hawaii.	09/16/2015
Substantial verified reserves - Per guidelines, 9 months PITI on primary and 6 months PITI on subject second home of $78,023.82 is required. Verified post close reserves of $213,303.47 or 47 months.  ; Low DTI - DTI of 15.07% is well below guidelines for purchase of a second home maximum of 43%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2001 with all credit verified paid 0x30 and mid scores of 781/790. 740 minimum scored required.
											6/8/15 - Received Closing Protection Letter from Title Company. TITL 0005 Exception Cleared.	6/8/15 - Received Closing Protection Letter from Title Company. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300016262	163280	06/03/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing mortgage statement and documentation of tax and insurance expenses on borrowers primary residence. Credit report (pg 7) reflects a monthly payment of $4,262, however no indication it includes escrows.
									06/16/2015
Substantial verified reserves - Per guidelines, 9 months PITI on primary and 6 months PITI on subject second home of $78,023.82 is required. Verified post close reserves of $213,303.47 or 47 months.  ; Low DTI - DTI of 15.07% is well below guidelines for purchase of a second home maximum of 43%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2001 with all credit verified paid 0x30 and mid scores of 781/790. 740 minimum scored required.

Reject 6/10/15 - Received response from lender of "Mortgage Statement to Confirm Impounds". Attached is a copy of the borrowers mortgage statement from Chase dated 3/5/2015. Mortgage statement payment amount $4262.09 consists of: $1183.72 Principal, $2049.40 Interest, and $1028.97 Taxes and/or Insurance. ** No exception cleared. Mortgage statement states escrow payment consists of  "Taxes and / or Insurance".  Documentation to confirm escrow payment includes both taxes and insurance required. CRED 0096 Exception Remains.;
 6/12/15 - Received response from lender of: "Property tax information and hazard ins dec page showing lender paid". ** Attached is a copy of the borrowers property insurance declarations for the primary residence. Page 2 reflects: "Our records show the lender is responsible for insurance premiums". Policy premium is $3334 or $277.83/mo. Also attached is the 2015 property tax assessment for the primary residence. Total assessment for 2015 is $11,661.66 or $971.81/mo. Previously provided mortgage statement reflects an escrow payment totaling $1028.97. Monthly 2015 property tax payment and property insurance premium exceeds escrowed payment which could result in a potential escrow shortage. Property tax assessment increased in 2015 to $11,661.66 from prior year $9045.63. Evidence that both property taxes and insurance are escrowed provided. Increased property tax and insurance payment to $1249.64 to account for increase in property taxes.  DTI increased from 14.84% to 15.07%, Non material variance. ** CRED 0096 Exception Cleared.

6/12/15 - Received response from lender of: "Property tax information and hazard ins dec page showing lender paid". ** Attached is a copy of the borrowers property insurance declarations for the primary residence. Page 2 reflects: "Our records show the lender is responsible for insurance premiums". Policy premium is $3334 or $277.83/mo. Also attached is the 2015 property tax assessment for the primary residence. Total assessment for 2015 is $11,661.66 or $971.81/mo. Previously provided mortgage statement reflects an escrow payment totaling $1028.97. Monthly 2015 property tax payment and property insurance premium exceeds escrowed payment which could result in a potential escrow shortage. Property tax assessment increased in 2015 to $11,661.66 from prior year $9045.63. Evidence that both property taxes and insurance are escrowed provided. Increased property tax and insurance payment to $1249.64 to account for increase in property taxes.  DTI increased from 14.84% to 15.07%, Non material variance. ** CRED 0096 Exception Cleared.
													Approved	A	A	A	A	A
300016262	163298	06/03/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/16/2015
Substantial verified reserves - Per guidelines, 9 months PITI on primary and 6 months PITI on subject second home of $78,023.82 is required. Verified post close reserves of $213,303.47 or 47 months.  ; Low DTI - DTI of 15.07% is well below guidelines for purchase of a second home maximum of 43%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2001 with all credit verified paid 0x30 and mid scores of 781/790. 740 minimum scored required.

6/12/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (16 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.

6/12/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (16 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300016262	163352	06/04/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing Third Party Appraisal Review.	06/11/2015
Substantial verified reserves - Per guidelines, 9 months PITI on primary and 6 months PITI on subject second home of $78,023.82 is required. Verified post close reserves of $213,303.47 or 47 months.  ; Low DTI - DTI of 15.07% is well below guidelines for purchase of a second home maximum of 43%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2001 with all credit verified paid 0x30 and mid scores of 781/790. 740 minimum scored required.
											6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,254,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,254,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	Approved	A	A	A	A	A
300016262	164518	06/11/2015	Credit	Underwriting Loan Approval is Deficient	APRV 0010	2	Acknowledged
Underwriter Evaluation approved 5/15/2015 and executed 5/20/2015 (pg 535) and Final 1008 (pg 539) indicate subject property is a PUD, however, no monthly HOA fees are included in the PITIA. The title (pg 449) reflects there is evidence of an easement (#4 and #5).  The plat in file (pg. #464) reflects under item #12 under NOTES that the Homeowners Association shall be responsible for the maintenance of the exterior perimeter walls. Deed of Trust (pg 668) contains a PUD Rider. Monthly HOA fees should be included in the PITIA for transactions approved for PUD properties. *** Amended Exception 6/16/15: Corrected 1008 reflecting 1 Unit SFR is not signed and dated  by the underwriter.

Substantial verified reserves - Per guidelines, 9 months PITI on primary and 6 months PITI on subject second home of $78,023.82 is required. Verified post close reserves of $213,303.47 or 47 months.  ; Low DTI - DTI of 15.07% is well below guidelines for purchase of a second home maximum of 43%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2001 with all credit verified paid 0x30 and mid scores of 781/790. 740 minimum scored required.

Reject 6/12/15 - Received response from lender of: "Corrected 1008 and rebuttal letter re: SFR not PUD". ** No exception cleared. Attached is a copy of a corrected 1008 not dated or signed by the underwriter.  Property type was changed from PUD to 1 Unit SFR. Rebuttal letter referenced is not attached. Final 1003/Application dated 5/26/2015 (pg 707) does not include a monthly HOA fee for subject property in the PITIA. Underwriter Evaluation approved 5/15/2015 and executed 5/20/2015 (pg 535) and Final 1008 (pg 539) indicate subject property is a PUD. The title (pg 449) reflects there is evidence of an easement (#4 and #5).  The plat in file (pg. #464) reflects under item #12 under NOTES that the Homeowners Association shall be responsible for the maintenance of the exterior perimeter walls. Deed of Trust (pg 668) contains a PUD Rider. Monthly HOA fees should be included in the PITIA for transactions approved for PUD properties. ** APP 0002 Exception Remains.;
Reject 6/16/15 - Received response from lender of: "1008 Rebuttal". Attached is memo dated 6/16/2015 on company letterhead stating: "We have overcome the question of whether or not this property is a PUD. A condition was just accepted in the portal as evidence. We previously uploaded a corrected 1008 to this condition showing SFR and it was rejected as the current condition had not yet been accepted. We can provide a letter showing our intent to re-record the DOT to remove the PUD Rider. Please satisfy this condition for the corrected 1008 (previously uploaded) and add a condition for the re-recording of the DOT as necessary". ** No exception cleared. Corrected 1008 reflecting 1 Unit SFR is not signed and dated  by the underwriter. ** APRV 0010 Exception Remains.
 6/16/15 - Received response from lender of :"Corrected Executed 1008". Attached is underwriter executed 1008 reflecting a date of 06/10/15. DTI matches to the 1008 originally provided. 1008 has been corrected to reflect property type as 1 Unit.  APRV 0001 Exception overridden to EV2 level due to 1008 is corrected and dated post consummation. APP 0010 Exception Overridden to EV2.

Mitigated Risk: 6/16/15 - Received response from lender of :"Corrected Executed 1008". Attached is underwriter executed 1008 reflecting a date of 06/10/15. DTI matches to the 1008 originally provided. 1008 has been corrected to reflect property type as 1 Unit.  APRV 0001 Exception overridden to EV2 level due to 1008 is corrected and dated post consummation. APP 0010 Exception Overridden to EV2.
													Approved	B	B	B	B	B
300016262	164519	06/11/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003/Application dated 5/26/2015 (pg 707) does not include a monthly HOA fee for subject property in the PITIA. Underwriter Evaluation approved 5/15/2015 and executed 5/20/2015 (pg 535) and Final 1008 (pg 539) indicate subject property is a PUD. The title (pg 449) reflects there is evidence of an easement (#4 and #5).  The plat in file (pg. #464) reflects under item #12 under NOTES that the Homeowners Association shall be responsible for the maintenance of the exterior perimeter walls. Deed of Trust (pg 668) contains a PUD Rider. Monthly HOA fees should be included in the PITIA for transactions approved for PUD properties.
									06/18/2015
Substantial verified reserves - Per guidelines, 9 months PITI on primary and 6 months PITI on subject second home of $78,023.82 is required. Verified post close reserves of $213,303.47 or 47 months.  ; Low DTI - DTI of 15.07% is well below guidelines for purchase of a second home maximum of 43%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2001 with all credit verified paid 0x30 and mid scores of 781/790. 740 minimum scored required.

6/12/15 - Received response from lender of: "Rebuttal SFR vs PUD". Attached is a memo dated 6/12/2015 on company letterhead stating: "We have researched this property and found that this property is not located in a PUD. We are uploading a revised 1008 showing 1 Unit SFR, not PUD. Our research has included a call to the title officer, a review of the CC&Rs, comments from the Appraiser, comments from the Listing Agent. All showing no evidence of HOA dues prorated or due on the PSA, no liability for assessment listed on the prelim. Please see a copy of CC&Rs uploaded herewith, (recorded after plat recording) showing no liability for assessments. Please also see the Purchase and Sale Agreement with no proration of HOA dues indicated. The Listing Agent confirms there is no active HOA. Enclosed are copies of the easements, (#4 and #5 from the plat) for your review. Please condition for a re-recording of our DOT to eliminate the PUD rider and satisfy the conditions relating to PUD HOA dues as appropriate". ** Attached is the Declaration of Covenants, Conditions, and Restrictions for the subdivision.  Item #7: There are NO Homeowners dues payable or compensation for being committee member. Item #8: Any masonry Wall shall be maintained by the individual lot owners. Also attached is a copy of the easements that reflect protected natural desert land. Lender requesting re-recording with PUD rider removal. ** APP 0002 Exception Cleared.

6/12/15 - Received response from lender of: "Rebuttal SFR vs PUD". Attached is a memo dated 6/12/2015 on company letterhead stating: "We have researched this property and found that this property is not located in a PUD. We are uploading a revised 1008 showing 1 Unit SFR, not PUD. Our research has included a call to the title officer, a review of the CC&Rs, comments from the Appraiser, comments from the Listing Agent. All showing no evidence of HOA dues prorated or due on the PSA, no liability for assessment listed on the prelim. Please see a copy of CC&Rs uploaded herewith, (recorded after plat recording) showing no liability for assessments. Please also see the Purchase and Sale Agreement with no proration of HOA dues indicated. The Listing Agent confirms there is no active HOA. Enclosed are copies of the easements, (#4 and #5 from the plat) for your review. Please condition for a re-recording of our DOT to eliminate the PUD rider and satisfy the conditions relating to PUD HOA dues as appropriate". ** Attached is the Declaration of Covenants, Conditions, and Restrictions for the subdivision.  Item #7: There are NO Homeowners dues payable or compensation for being committee member. Item #8: Any masonry Wall shall be maintained by the individual lot owners. Also attached is a copy of the easements that reflect protected natural desert land. Lender requesting re-recording with PUD rider removal. ** APP 0002 Exception Cleared.
													Approved	A	A	A	A	A
300016262	165501	06/16/2015	Compliance	Incorrect Loan Terms and/or Date on Mortgage/DOT	DEED 0011	1	Closed
Re-recorded copy of the Deed of Trust to eliminate PUD Rider required. Loan was originally approved as a PUD property (pg 535,539), however, lender confirmed post close that the subject is a SFR. The original appraisal report supports subject is not a PUD (pg 474).
									09/16/2015
Substantial verified reserves - Per guidelines, 9 months PITI on primary and 6 months PITI on subject second home of $78,023.82 is required. Verified post close reserves of $213,303.47 or 47 months.  ; Low DTI - DTI of 15.07% is well below guidelines for purchase of a second home maximum of 43%.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2001 with all credit verified paid 0x30 and mid scores of 781/790. 740 minimum scored required.

7/4/15 - Received response from lender of: "Re-Recorded DOT With Rider". Attached is a complete copy of the original Deed of Trust. ** No exception cleared. Missing re-recorded copy of the Deed of Trust eliminating PUD Rider. Loan was originally approved as a PUD property (pg 535,539), however, lender confirmed post close that the subject is a SFR. The original appraisal report supports subject is not a PUD (pg 474). ** DEED 0011 Exception Remains.;
7/7/15 - Received response from lender of: "Letter of Intent". Attached is a memo on lender letterhead stating: "This is our letter of intent to re-record the Deed of Trust for the borrower removing PUD Rider". ** Exception partially cleared. Missing copy of the corrected Deed of Trust eliminating PUD rider. ** DEED 0011 Exception Remains.;
 8/11/15 - Received response from lender of: "Re-Recorded Deed". Attached is a copy of corrected Deed of Trust with PUD rider removed. Instrument is electronically recorded on 08/10/15. First page reflects a Caption Heading which is part of the official document that reads: "Re-recording for Deed of Trust to remove the PUD Rider. Original Deed of Trust recorded on May 28, 2015". DEED 0011 Exception Cleared.

8/11/15 - Received response from lender of: "Re-Recorded Deed". Attached is a copy of corrected Deed of Trust with PUD rider removed. Instrument is electronically recorded on 08/10/15. First page reflects a Caption Heading which is part of the official document that reads: "Re-recording for Deed of Trust to remove the PUD Rider. Original Deed of Trust recorded on May 28, 2015". DEED 0011 Exception Cleared.
													Approved	A	A	A	A	A
300010218	164091	06/09/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed
Missing required 3rd party appraisal analysis to reflect value of $1,450,000 is supported. Field Review provided in file is dated 4/19/2015 which is prior to closing on 5/25/2015. No post closing CDA provided.
									09/16/2015
Substantial verified employment history - Borrower has been self employed as a Dentist for 20.9 years and co-borrower has been self employed as a Psychologist for 30 years.; Substantial verified reserves - Per guidelines, 12 months PITI plus 6 months PITI on other REO required of $103,384.20.  Verified reserves of $832,856.48 or 127 months.; Excellent verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 1984 with all credit verified paid 0x30.; Low DTI - DTI of 19.57% is below guideline maximum of 43%.

7/2/15 - Received 3rd Party Field Review that reflects Chase as the Lender/Client and reflects original appraisal value of $1,450,000 is supported.  Value confirmed by Field Review which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

7/2/15 - Received 3rd Party Field Review that reflects Chase as the Lender/Client and reflects original appraisal value of $1,450,000 is supported.  Value confirmed by Field Review which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300014845	163890	06/08/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
No final HUD provided in file. All HUD documents in file are marked Estimated. Estimated HUD (pg 472) used for review. Unable to confirm assets required to close.  Credit and compliance review is not complete.
									07/08/2015
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $67,350.7. 23 months of verified PITI reserves. 9 months required per guidelines. ; Excellent verified credit history - Qualifying scores of 790/792. Program guidelines require 720 minimum score. No material derogatory credit. Credit file dates back to 6/1996. ; Excellent verified housing payment history - Current and prior mortgage history rated 0x30 for 187 months per credit report. ; Income verified was not used in qualifying - Borrower has additional income from K1 of XXXX/mo which was not used in qualifying.

6/20/15 - Received response from lender of: "final HUD1".  Attached is a 4 page copy of a HUD1 marked as "final" on top right hand corner of page 1/4.  No signature lines exist for borrowers or settlement agent and no CTC stamp is provided by settlement. Estimated copy of HUD1 in file did reflect CTC stamp and signature by settlement agent.  ** No Exception Cleared.  Missing CTC stamp and signature by settlement agent on HUD1 provided and marked as Final. HUD 0001 Exception Remains.

7/6/15 - Received response from lender of: "Final HUD". Attached is a complete copy of the Final HUD1 Settlement Statement signed and stamped certified by the Settlement Agent. ** HUD 0001 Exception Cleared.
													Approved	A	A	A	A	A
300014845	163908	06/08/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed
Missing required 3rd party appraisal analysis to reflect value of $695,000 is supported. Clear Capital CDA provided in file is dated 5/11/2015 which dated prior to closing date of 5/20/2015. No post closing CDA provided.
									07/08/2015
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $67,350.7. 23 months of verified PITI reserves. 9 months required per guidelines. ; Excellent verified credit history - Qualifying scores of 790/792. Program guidelines require 720 minimum score. No material derogatory credit. Credit file dates back to 6/1996. ; Excellent verified housing payment history - Current and prior mortgage history rated 0x30 for 187 months per credit report. ; Income verified was not used in qualifying - Borrower has additional income from K1 of $3737.42/mo which was not used in qualifying.
											6/5/15 - Received 3rd Party Desk Review that reflects original appraisal value of $695,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	6/5/15 - Received 3rd Party Desk Review that reflects original appraisal value of $695,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300014845	163973	06/09/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 523,524) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.
									07/08/2015
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $67,350.7. 23 months of verified PITI reserves. 9 months required per guidelines. ; Excellent verified credit history - Qualifying scores of 790/792. Program guidelines require 720 minimum score. No material derogatory credit. Credit file dates back to 6/1996. ; Excellent verified housing payment history - Current and prior mortgage history rated 0x30 for 187 months per credit report. ; Income verified was not used in qualifying - Borrower has additional income from K1 of $3737.42/mo which was not used in qualifying.

7/7/15 - Received response from lender of: "NRTC H-8 form is the correct form for this loan. This is not a same lender refinance. Please refer to the final HUD-1 and loan documents". ** Agreed. Confirmed Lender is not the same lender being paid off in the subject rate/term refinance transaction, thus requires NRTC H8 form. Correct form provided in the original loan file (pg 523,524). ** ROR 0011 Exception Cleared.

7/7/15 - Received response from lender of: "NRTC H-8 form is the correct form for this loan. This is not a same lender refinance. Please refer to the final HUD-1 and loan documents". ** Agreed. Confirmed Lender is not the same lender being paid off in the subject rate/term refinance transaction, thus requires NRTC H8 form. Correct form provided in the original loan file (pg 523,524). ** ROR 0011 Exception Cleared.
													Approved	A	A	A	A	A
300014845	164171	06/10/2015	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	2	Acknowledged	Affiliated Business Disclosure provided in file (pg 746) is not signed by the borrowers.
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $67,350.7. 23 months of verified PITI reserves. 9 months required per guidelines. ; Excellent verified credit history - Qualifying scores of 790/792. Program guidelines require 720 minimum score. No material derogatory credit. Credit file dates back to 6/1996. ; Excellent verified housing payment history - Current and prior mortgage history rated 0x30 for 187 months per credit report. ; Income verified was not used in qualifying - Borrower has additional income from K1 of $3737.42/mo which was not used in qualifying.

6/20/15 - Received response from lender of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department". ** Signature lines exist on disclosure, thus acknowledgment by borrower(s) is implied, but not required. COMP 0036 Exception Overridden to EV2 level.

Mitigated Risk: 6/20/15 - Received response from lender of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department". ** Signature lines exist on disclosure, thus acknowledgment by borrower(s) is implied, but not required. COMP 0036 Exception Overridden to EV2 level.
													Approved	B	B	B	B	B
300014845	164177	06/10/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
UPDATED EXCEPTION:
Letters of Explanation provided by lender on behalf of the borrower do not reflect borrower signatures.  They are not signed.  One addresses the decrease in year over year income (pg 123, 634) and second is an explanation regarding Sch E rental (pg. 635).

 Letters of Explanation provided by lender for borrower signatures were not signed (pg 123, 634).
									08/05/2015
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $67,350.7. 23 months of verified PITI reserves. 9 months required per guidelines. ; Excellent verified credit history - Qualifying scores of 790/792. Program guidelines require 720 minimum score. No material derogatory credit. Credit file dates back to 6/1996. ; Excellent verified housing payment history - Current and prior mortgage history rated 0x30 for 187 months per credit report. ; Income verified was not used in qualifying - Borrower has additional income from K1 of $3737.42/mo which was not used in qualifying.

8/5/15 - Received 6 page document from lender that includes Borrower executed copies of the letters of explanation regarding decrease in year over year income and a second regarding Sch E rental.  Also attached is copies of signature pages of 2014 and 2013 1040 tax returns and signature pages of 1120S 2014 (unfiled) and 2013. CRED 0093 Exception Cleared.

8/5/15 - Received 6 page document from lender that includes Borrower executed copies of the letters of explanation regarding decrease in year over year income and a second regarding Sch E rental.  Also attached is copies of signature pages of 2014 and 2013 1040 tax returns and signature pages of 1120S 2014 (unfiled) and 2013. CRED 0093 Exception Cleared.
													Approved	A	A	A	A	A
300014845	164179	06/10/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
Personal tax returns for 2014 and 2013 are unsigned (pg 140, 173). Business tax returns for 2014 and 2013 are unsigned (pg 237, 254).  All tax returns used for qualifying are required to be signed by the borrrowers.
									08/05/2015
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $67,350.7. 23 months of verified PITI reserves. 9 months required per guidelines. ; Excellent verified credit history - Qualifying scores of 790/792. Program guidelines require 720 minimum score. No material derogatory credit. Credit file dates back to 6/1996. ; Excellent verified housing payment history - Current and prior mortgage history rated 0x30 for 187 months per credit report. ; Income verified was not used in qualifying - Borrower has additional income from K1 of $3737.42/mo which was not used in qualifying.

8/5/15 - Received 4 page document from lender that includes Borrower executed copies of signature pages of 2014 and 2013 1040 tax returns and signature pages of 1120S 2014 and 2013. CRED 0087 Exception Cleared.

8/5/15 - Received 4 page document from lender that includes Borrower executed copies of signature pages of 2014 and 2013 1040 tax returns and signature pages of 1120S 2014 and 2013. CRED 0087 Exception Cleared.
													Approved	A	A	A	A	A
300016738	164133	06/09/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed
UPDATED EXCEPTION: APN for subject property provided in the 3rd party desk review does not agree with the APN provided in the original appraisal report (pg 243) or title commitment (pg 216). 3rd party desk reviewer should address the discrepancy.

 ORIGINAL EXCEPTION: Missing required 3rd party appraisal analysis to reflect value of $720,000 is supported. CDA provided in file is dated 5/22/2015 which is dated prior to loan closing on 6/2/2015. No Post Closing CDA provided.
									07/07/2015
Substantial verified employment history - 27 yr Verified stable job history for the borrower per VVOE pg 6. ; Substantial verified reserves - Verified assets after closing of $161,029.76 (72.47 months). 12 months of PITI reserves required. ; Excellent verified credit history - 785/787 qualifying credit scores. 720 minimum score required. Limited credit users. No derogatory credit. Credit file dates back to 4/1995. ; Excellent verified housing payment history - 218 months of current and prior mortgage history paid 0x30 per credit report.

7/1/15 - Received 3rd Party Desk Review that reflects original appraisal value of $720,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser however, APN for subject property provided in the 3rd party desk review does not agree with the APN provided in the original appraisal report (pg 243) or title commitment (pg 216). 3rd party desk reviewer should address the discrepancy. APPR 0040 Exception Remains.
UPDATED EXCEPTION: APN for subject property provided in the 3rd party desk review does not agree with the APN provided in the original appraisal report (pg 243) or title commitment (pg 216). 3rd party desk reviewer should address the discrepancy.;
 7/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $720,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APN # has been corrected and confirmed to match APN # on both title commitment and appraisal report. APPR 0040 Exception Cleared.

7/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $720,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APN # has been corrected and confirmed to match APN # on both title commitment and appraisal report. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300016738	164136	06/09/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	06/22/2015
Substantial verified employment history - 27 yr Verified stable job history for the borrower per VVOE pg 6. ; Substantial verified reserves - Verified assets after closing of $161,029.76 (72.47 months). 12 months of PITI reserves required. ; Excellent verified credit history - 785/787 qualifying credit scores. 720 minimum score required. Limited credit users. No derogatory credit. Credit file dates back to 4/1995. ; Excellent verified housing payment history - 218 months of current and prior mortgage history paid 0x30 per credit report.

6/19/15 - Received response from lender of: "HUD Hand Booklet Policy Rebuttal". Attached is a copy of a memo dated 6/19/15 on company letterhead that states: "The HUD Special Information Booklet is delivered to the borrower as part of the initial disclosure package on all first lien primary residence purchase transactions. The booklet is generated outside of our LOS and no copy is retained. The Banks Initial Disclosure Matrix is highlighted below". Attached is the banks LQ.Net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.

6/19/15 - Received response from lender of: "HUD Hand Booklet Policy Rebuttal". Attached is a copy of a memo dated 6/19/15 on company letterhead that states: "The HUD Special Information Booklet is delivered to the borrower as part of the initial disclosure package on all first lien primary residence purchase transactions. The booklet is generated outside of our LOS and no copy is retained. The Banks Initial Disclosure Matrix is highlighted below". Attached is the banks LQ.Net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300016738	164172	06/10/2015	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	HUD (pg 447) and 1008 show sales price of $713,500. Purchase agreement addendum (pg 343) shows sales price as $715,000. Missing updates Purchase Agreement with sales price matching final HUD.	06/26/2015
Substantial verified employment history - 27 yr Verified stable job history for the borrower per VVOE pg 6. ; Substantial verified reserves - Verified assets after closing of $161,029.76 (72.47 months). 12 months of PITI reserves required. ; Excellent verified credit history - 785/787 qualifying credit scores. 720 minimum score required. Limited credit users. No derogatory credit. Credit file dates back to 4/1995. ; Excellent verified housing payment history - 218 months of current and prior mortgage history paid 0x30 per credit report.

6/25/15 - Received lender response of: "See 35R inspection response toward bottom for sales price change to 713,500 PSA enclosed." Attached is Purchase Contract along with addenda (18 pages total). Inspection Response for Form 35 under line 35 R (pg 2) reflects final purchase price of $713,500. Purchase Agreement matches Final HUD sales price amount. HUD 0014 Exception Cleared.

6/25/15 - Received lender response of: "See 35R inspection response toward bottom for sales price change to 713,500 PSA enclosed." Attached is Purchase Contract along with addenda (18 pages total). Inspection Response for Form 35 under line 35 R (pg 2) reflects final purchase price of $713,500. Purchase Agreement matches Final HUD sales price amount. HUD 0014 Exception Cleared.
													Funded	A	A	A	A	A
300016738	164175	06/10/2015	Property	Missing Required Property Inspection	PROP 0003	1	Closed
Appraiser states that subject home inspection (pg 243) required that a wall heater was to be replaced and a roof corner was to be be repaired with new shingles. No evidence that these items were completed. No cost to cure from appraiser.
									07/01/2015
Substantial verified employment history - 27 yr Verified stable job history for the borrower per VVOE pg 6. ; Substantial verified reserves - Verified assets after closing of $161,029.76 (72.47 months). 12 months of PITI reserves required. ; Excellent verified credit history - 785/787 qualifying credit scores. 720 minimum score required. Limited credit users. No derogatory credit. Credit file dates back to 4/1995. ; Excellent verified housing payment history - 218 months of current and prior mortgage history paid 0x30 per credit report.

6/25/15 - Received response from lender of: "The sales price was reduced from $715,000 to $713,500 in response to the inspection response. See 35R in the PSA agreement uploaded to Purchase Agreement condition." Agree. Inspection Response to Form 35 (pg 342) reads "seller rejects all proposals by buyer but proposes the following alternative modifications or repairs: seller agrees to lower purchase price by $1500 dollars. Purchase price shall be $713,500." Appraisal is completed "as is" with no recommendation of any repairs to be made. PROP 0003 Exception Cleared.

6/25/15 - Received response from lender of: "The sales price was reduced from $715,000 to $713,500 in response to the inspection response. See 35R in the PSA agreement uploaded to Purchase Agreement condition." Agree. Inspection Response to Form 35 (pg 342) reads "seller rejects all proposals by buyer but proposes the following alternative modifications or repairs: seller agrees to lower purchase price by $1500 dollars. Purchase price shall be $713,500." Appraisal is completed "as is" with no recommendation of any repairs to be made. PROP 0003 Exception Cleared.
													Funded	A	A	A	A	A
300016738	164180	06/10/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Lender calculated bonus income based on 2014 (pg 149) and 2015 (pg 144). Per Appendix Q, bonus income should be calculated based 2 year history of borrower receiving bonus income. File documents only 15 months of bonus income. Missing written VOE reflecting 2 years of bonus income and proof that bonus income is likely to continue. All verifications to be dated prior to Note consummation date.
									07/01/2015
Substantial verified employment history - 27 yr Verified stable job history for the borrower per VVOE pg 6. ; Substantial verified reserves - Verified assets after closing of $161,029.76 (72.47 months). 12 months of PITI reserves required. ; Excellent verified credit history - 785/787 qualifying credit scores. 720 minimum score required. Limited credit users. No derogatory credit. Credit file dates back to 4/1995. ; Excellent verified housing payment history - 218 months of current and prior mortgage history paid 0x30 per credit report.

6/30/15 - Received lender rebuttal which states: "UW Rebuttal Bonus Income". Attached is lender Memo which reads: "Bonus is paid yearly so the 2015 YTD line number of months was changed to 12 which provides a 24 month average." Exception cleared based on 16 months proof of bonuses and total earnings supported by 2014 paystubs and 2015 YTD paytubs,  W2s and The Work Number VOE. Paystubs reflect annual bonuses for 2014 and 2015. Bonus income averaged for 24 months. Furthermore, file provides Employment Compensation Statement (pg 144) that confirms B1 base pay and target bonus for 2015. Borrower has been employed with current job since 1987. There is no evidence that bonus income is not likely to continue. CRED 0082 Exception Cleared.

6/30/15 - Received lender rebuttal which states: "UW Rebuttal Bonus Income". Attached is lender Memo which reads: "Bonus is paid yearly so the 2015 YTD line number of months was changed to 12 which provides a 24 month average." Exception cleared based on 16 months proof of bonuses and total earnings supported by 2014 paystubs and 2015 YTD paytubs,  W2s and The Work Number VOE. Paystubs reflect annual bonuses for 2014 and 2015. Bonus income averaged for 24 months. Furthermore, file provides Employment Compensation Statement (pg 144) that confirms B1 base pay and target bonus for 2015. Borrower has been employed with current job since 1987. There is no evidence that bonus income is not likely to continue. CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300016738	164398	06/11/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/22/2015
Substantial verified employment history - 27 yr Verified stable job history for the borrower per VVOE pg 6. ; Substantial verified reserves - Verified assets after closing of $161,029.76 (72.47 months). 12 months of PITI reserves required. ; Excellent verified credit history - 785/787 qualifying credit scores. 720 minimum score required. Limited credit users. No derogatory credit. Credit file dates back to 4/1995. ; Excellent verified housing payment history - 218 months of current and prior mortgage history paid 0x30 per credit report.

6/19/15 - Received response from lender of: "Rec DOT". Attached is a complete copy of the recorded Deed of Trust for the subject transaction. County recordation date 6/4/2015. ** Confirmed APN, subject property address, loan amount, and borrower name. Copy of recorded DOT confirms recording is complete. ** DEED 0049 Exception Cleared.

6/19/15 - Received response from lender of: "Rec DOT". Attached is a complete copy of the recorded Deed of Trust for the subject transaction. County recordation date 6/4/2015. ** Confirmed APN, subject property address, loan amount, and borrower name. Copy of recorded DOT confirms recording is complete. ** DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300016738	164411	06/11/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing complete verification of PITI expense on current primary residence. 1003 (pg 327) reflects first mortgage of $2025.38/mo verified on page 74. 2nd lien payment is listed as $196.60/mo reflected on page 75. Lender indicates they based payment on IO payment at rate of 3.25%. Based on HELOC screen print provided the terms of HELOC cannot be confirmed. Missing confirmation of new payment for HELOC on primary residence after Advance of $70,000 on 5/11/2015. Lender used payment of $196.60. Based on updated balance the IO payment would be $263.26/mo. Unable to confirm updated HELOC payment.
									07/02/2015
Substantial verified employment history - 27 yr Verified stable job history for the borrower per VVOE pg 6. ; Substantial verified reserves - Verified assets after closing of $161,029.76 (72.47 months). 12 months of PITI reserves required. ; Excellent verified credit history - 785/787 qualifying credit scores. 720 minimum score required. Limited credit users. No derogatory credit. Credit file dates back to 4/1995. ; Excellent verified housing payment history - 218 months of current and prior mortgage history paid 0x30 per credit report.

6/30/15 - Received response from lender of: "Verif Of Heloc Payment". Attached is lender Memo which reads: "The SER1 screen provided verifies the updated balance of $97,204 and payment $196.60 compared to the credit report balance of $28,803 and payment of $73 - updated SER1 attached to verify payment is now lower." Attached is lender internal screen print out of HELOC 2nd loan information. Document is dated post consummation but reflects a lower current balance of $87,090.10, a lower P&I payment of $135.56 and is reflective of the $70,000 HELOC advance on 05/11/15. Based on the updated balance, the $196.60 HELOC payment lender utilized at approval is more conservative and actually higher than the current HELOC payment verified post consummation of $135.56. Exception cleared. Using $196.60 monthly payment as HELOC equivalent payment amount for non subject property. CRED 0096 Exception Cleared.

6/30/15 - Received response from lender of: "Verif Of Heloc Payment". Attached is lender Memo which reads: "The SER1 screen provided verifies the updated balance of $97,204 and payment $196.60 compared to the credit report balance of $28,803 and payment of $73 - updated SER1 attached to verify payment is now lower." Attached is lender internal screen print out of HELOC 2nd loan information. Document is dated post consummation but reflects a lower current balance of $87,090.10, a lower P&I payment of $135.56 and is reflective of the $70,000 HELOC advance on 05/11/15. Based on the updated balance, the $196.60 HELOC payment lender utilized at approval is more conservative and actually higher than the current HELOC payment verified post consummation of $135.56. Exception cleared. Using $196.60 monthly payment as HELOC equivalent payment amount for non subject property. CRED 0096 Exception Cleared.
													Funded	A	A	A	A	A
300016738	164427	06/11/2015	Credit	Purchase Contract is Deficient	CRED 0085	1	Closed
Appraiser indicates there is a separate Personal Property Agreement for the personal property in the subject. Missing copy of this Agreement. Unable to confirm additional funds due per agreement. Funds available for closing will have to be adjusted based on additional funds required for personal property.
									07/01/2015
Substantial verified employment history - 27 yr Verified stable job history for the borrower per VVOE pg 6. ; Substantial verified reserves - Verified assets after closing of $161,029.76 (72.47 months). 12 months of PITI reserves required. ; Excellent verified credit history - 785/787 qualifying credit scores. 720 minimum score required. Limited credit users. No derogatory credit. Credit file dates back to 4/1995. ; Excellent verified housing payment history - 218 months of current and prior mortgage history paid 0x30 per credit report.

6/25/15 - Received response from lender of: "There are no other agreements between the parties related to personal property per the PSA agreement that has been uploaded to this file. We confirmed the same with the Listing Agent." No exception cleared. Lender statement not supported by documentation provided in file. Purchase contract provided in file (page 354) and via exception code HUD 0014 (page 14 of 18) has an Optional Clauses Addendum in which item # 11 states "all furnishings (furniture, linens, dishware etc) on the premise when initially viewed by the buyers are included, excluding items belonging to the current tenant. CRED 0085 Exception Remains.;
 6/30/15 - Received lender response of: "Agent Rebuttal Personal Property." Attached is Memo from lender which reads: "Per the enclosed PSA with addendum stating no personal property and the email from the agent below; there are no other agreement between the parties regarding personal property." Enclosed e-mail from agent states: "There was no personal property included in the sale agreement. The date on the bottom of the Inspection Response is the date the parties agreed to use the Inspection Addendum in the deal (the initial mutual agreement), from there, the parties proceed with the inspection and responses, so those dates are always going to be later then the one on the bottom. The final date on the form should be the buyers response to seller response (final buyers signature that solidifies the negotiations in the last paragraph). Full deal attached." Enclosed is full purchase and sale agreement with all counter offers/addenda. Two additional addenda attached that were not previously provided. One pertaining to closing date and the other addendum dated 04/22/15 fully executed by all parties states: "No personal property shall be included in the sale." This confirms that personal property is not included in the sale. CRED 0085 Exception Cleared.

6/30/15 - Received lender response of: "Agent Rebuttal Personal Property." Attached is Memo from lender which reads: "Per the enclosed PSA with addendum stating no personal property and the email from the agent below; there are no other agreement between the parties regarding personal property." Enclosed e-mail from agent states: "There was no personal property included in the sale agreement. The date on the bottom of the Inspection Response is the date the parties agreed to use the Inspection Addendum in the deal (the initial mutual agreement), from there, the parties proceed with the inspection and responses, so those dates are always going to be later then the one on the bottom. The final date on the form should be the buyers response to seller response (final buyers signature that solidifies the negotiations in the last paragraph). Full deal attached." Enclosed is full purchase and sale agreement with all counter offers/addenda. Two additional addenda attached that were not previously provided. One pertaining to closing date and the other addendum dated 04/22/15 fully executed by all parties states: "No personal property shall be included in the sale." This confirms that personal property is not included in the sale. CRED 0085 Exception Cleared.
													Funded	A	A	A	A	A
300016738	164430	06/11/2015	Credit	Guideline Exception(s)	GIDE 0001	1	Closed
Per Appraiser subject is a seasonal rental (pg 252). Subject is rented from Memorial Day until the end of September. It rents for approximately $4,000 per week during the high season. It is not rented during the low season. The new owner will be honoring the already booked rentals and these will be transferring to the new owner with a total gross income $32,000. Subject approved as Second Home. Properties with Investment Income not allowed per Lender guidelines.
									07/01/2015
Substantial verified employment history - 27 yr Verified stable job history for the borrower per VVOE pg 6. ; Substantial verified reserves - Verified assets after closing of $161,029.76 (72.47 months). 12 months of PITI reserves required. ; Excellent verified credit history - 785/787 qualifying credit scores. 720 minimum score required. Limited credit users. No derogatory credit. Credit file dates back to 4/1995. ; Excellent verified housing payment history - 218 months of current and prior mortgage history paid 0x30 per credit report.

6/30/15 - Received lender response of: "UW Occupancy Rebuttal Letter". Attached is Memo from lender which states: "Occupancy affidavit under D500 states they will only use for personal use and addendum in I502 states tenant lease ended April 30th and has vacated the property." Attached via exception code CRED 0085 is full purchase and sale agreement with all counter offers/addenda. Two additional addenda were attached that were not previously provided. One pertaining to closing date and the other addendum dated 04/22/15 fully executed by all parties on 05/28/15 reads: "Seller states that tenant has vacated, lease expired April 30th, 2015".  Exception cleared due to confirmation of both parties that lease expired. GIDE 0001 Exception Cleared.

6/30/15 - Received lender response of: "UW Occupancy Rebuttal Letter". Attached is Memo from lender which states: "Occupancy affidavit under D500 states they will only use for personal use and addendum in I502 states tenant lease ended April 30th and has vacated the property." Attached via exception code CRED 0085 is full purchase and sale agreement with all counter offers/addenda. Two additional addenda were attached that were not previously provided. One pertaining to closing date and the other addendum dated 04/22/15 fully executed by all parties on 05/28/15 reads: "Seller states that tenant has vacated, lease expired April 30th, 2015".  Exception cleared due to confirmation of both parties that lease expired. GIDE 0001 Exception Cleared.
													Funded	A	A	A	A	A
300016738	167202	06/22/2015	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	06/22/2015
Substantial verified employment history - 27 yr Verified stable job history for the borrower per VVOE pg 6. ; Substantial verified reserves - Verified assets after closing of $161,029.76 (72.47 months). 12 months of PITI reserves required. ; Excellent verified credit history - 785/787 qualifying credit scores. 720 minimum score required. Limited credit users. No derogatory credit. Credit file dates back to 4/1995. ; Excellent verified housing payment history - 218 months of current and prior mortgage history paid 0x30 per credit report.

6/19/15 - Received response from lender of: "HUD Hand Booklet Policy Rebuttal". Attached is a copy of a memo dated 6/19/15 on company letterhead that states: "The HUD Special Information Booklet is delivered to the borrower as part of the initial disclosure package on all first lien primary residence purchase transactions. The booklet is generated outside of our LOS and no copy is retained. The Banks Initial Disclosure Matrix is highlighted below". Attached is the banks LQ.Net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof disclosure is generated outside the lenders LOS within 3 days of application date and no signature required, thus exception cleared.  COMP 0039 Exception Cleared.

6/19/15 - Received response from lender of: "HUD Hand Booklet Policy Rebuttal". Attached is a copy of a memo dated 6/19/15 on company letterhead that states: "The HUD Special Information Booklet is delivered to the borrower as part of the initial disclosure package on all first lien primary residence purchase transactions. The booklet is generated outside of our LOS and no copy is retained. The Banks Initial Disclosure Matrix is highlighted below". Attached is the banks LQ.Net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof disclosure is generated outside the lenders LOS within 3 days of application date and no signature required, thus exception cleared.  COMP 0039 Exception Cleared.
													Funded	A	A	A	A	A
300015046	164561	06/12/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/18/2015
Excellent verified credit history - 768/779 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 5/1995. ; Excellent verified housing payment history - 106 months of current and prior mortgage history paid 0x30 per credit report. ; Substantial verified reserves - Post closing reserves of $96,190.91. Reserves of $57,440.43 required. 26 months of verified PITI reserves. 9 months of PITI reserves required.

6/17/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (22 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.

6/17/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (22 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300015046	164567	06/12/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $725,000 is supported. No post closing CDA provided.	07/27/2015
Excellent verified credit history - 768/779 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 5/1995. ; Excellent verified housing payment history - 106 months of current and prior mortgage history paid 0x30 per credit report. ; Substantial verified reserves - Post closing reserves of $96,190.91. Reserves of $57,440.43 required. 26 months of verified PITI reserves. 9 months of PITI reserves required.

6/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $725,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

6/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $725,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300015046	164570	06/12/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	09/16/2015
Excellent verified credit history - 768/779 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 5/1995. ; Excellent verified housing payment history - 106 months of current and prior mortgage history paid 0x30 per credit report. ; Substantial verified reserves - Post closing reserves of $96,190.91. Reserves of $57,440.43 required. 26 months of verified PITI reserves. 9 months of PITI reserves required.

6/17/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.

6/17/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
													Approved	A	A	A	A	A
300015046	164573	06/12/2015	Property	Lender Review Variance is not within tolerance.	APPR 0030	1	Closed	Missing Lender Appraisal Review. Lenders Appraisal Checklist (pg 581) reflects Appraisal Review was required.	07/27/2015
Excellent verified credit history - 768/779 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 5/1995. ; Excellent verified housing payment history - 106 months of current and prior mortgage history paid 0x30 per credit report. ; Substantial verified reserves - Post closing reserves of $96,190.91. Reserves of $57,440.43 required. 26 months of verified PITI reserves. 9 months of PITI reserves required.

7/22/15 - Received a copy of lenders SF Appraisal Summary. ** No exception cleared. Missing copy of the appraisal review. APPR 0030 Exception Remains.;
 7/24/15 - Received lender property review dated 7/24/15, which states: "Appraisal is complete with sufficient information, explanations, and market comparisons to meet Lender appraisal criteria and mitigate review and collateral valuation issues for the intended mortgage purpose. The appraisal is credible to reasonably support the value opinion for the intended Lender mortgage use". ** Property review is dated 7/24/15, which post Note consummation 6/2/15. CDA dated 5/3/15 supports the original appraised value of $725,000. APPR 0030 Exception Cleared.

7/22/15 - Received a copy of lenders SF Appraisal Summary. ** No exception cleared. Missing copy of the appraisal review. APPR 0030 Exception Remains.;
 7/24/15 - Received lender property review dated 7/24/15, which states: "Appraisal is complete with sufficient information, explanations, and market comparisons to meet Lender appraisal criteria and mitigate review and collateral valuation issues for the intended mortgage purpose. The appraisal is credible to reasonably support the value opinion for the intended Lender mortgage use". ** Property review is dated 7/24/15, which post Note consummation 6/2/15. CDA dated 5/3/15 supports the original appraised value of $725,000. APPR 0030 Exception Cleared.
													Approved	A	A	A	A	A
300015046	164574	06/12/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	No site value was provided on appraisal (pg 551). Unable to determine if site value ratio is typical for the area.	07/27/2015
Excellent verified credit history - 768/779 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 5/1995. ; Excellent verified housing payment history - 106 months of current and prior mortgage history paid 0x30 per credit report. ; Substantial verified reserves - Post closing reserves of $96,190.91. Reserves of $57,440.43 required. 26 months of verified PITI reserves. 9 months of PITI reserves required.

6/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $725,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0002 Exception Cleared.

6/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $725,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0002 Exception Cleared.
													Approved	A	A	A	A	A
300015046	164590	06/12/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Borrower is self employed consultant reporting income on Schedule C. No 3rd Party verification provided. Internet search (pg 10-11) is not sufficient. Missing CPA letter or verification from government licensing agency documenting 24 months of self employment. All verifications to be dated prior to Note consummation date.
									07/27/2015
Excellent verified credit history - 768/779 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 5/1995. ; Excellent verified housing payment history - 106 months of current and prior mortgage history paid 0x30 per credit report. ; Substantial verified reserves - Post closing reserves of $96,190.91. Reserves of $57,440.43 required. 26 months of verified PITI reserves. 9 months of PITI reserves required.

7/16/15 - Received letter from contracting employer dated 2/25/15 stating: "The intent of this letter is to confirm the employment status of the borrower as a contractor through contract employer providing services to third party company. Borrower began his current engagement with the third party company in August of 2006 and has remained in good standing with the customer through and including his current position as a Program Manager for other third party company Field Operations Team. As with all of our contracts with the third party company, Borrowers engagement with third party company  is renewed on a quarterly basis and is expected to continue through 2016 without interruption". ** No exception cleared. Letter dated 2/25/15 is stale dated at closing on 6/2/15. Provide an updated letter from contracting employer to support self employment verification that was previously provided. CRED 0006 Exception Remains.;
7/22/15 - Received the same copy of employment verification letter dated 2/25/15. ** No exception cleared. Letter dated 2/25/15 is stale dated at closing on 6/2/15. Provide an updated letter from contracting employer to support self employment verification that was previously provided. CRED 0006 Exception Remains.;
 7/24/15 - Received a copy of the updated employment verification letter dated 7/24/15. Post Note consummation letter is in support of the stale dated employment verification letter dated 2/25/15 (Stip 7/16), and web printout of LinkedIn profile dated 6/1/15 (pg 11), two years tax returns, P&L Statement and Balance Sheet that were presneted in the original loan file. Employment verification confirms contracting employment from 8/2006 to Present, thus confirms the 24 months verification of self-employment required by Appendix Q. Employment contract extends through 2016. 9 years contracting with company supports a likelihood of continuance.  CRED 0006 Exception Cleared.

7/24/15 - Received a copy of the updated employment verification letter dated 7/24/15. Post Note consummation letter is in support of the stale dated employment verification letter dated 2/25/15 (Stip 7/16), and web printout of LinkedIn profile dated 6/1/15 (pg 11), two years tax returns, P&L Statement and Balance Sheet that were presneted in the original loan file. Employment verification confirms contracting employment from 8/2006 to Present, thus confirms the 24 months verification of self-employment required by Appendix Q. Employment contract extends through 2016. 9 years contracting with company supports a likelihood of continuance.  CRED 0006 Exception Cleared.
													Approved	A	A	A	A	A
300020320	165036	06/14/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/29/2015
Substantial verified reserves - Post closing reserves of $129,284.  Total required reserves is $52,233.24 (9 months for subject and 6 months for retained departure residence.)  All lender reserve requirements have been met.

 ; Excellent verified housing payment history - Credit report reflects 59 months of current and prior mortgage history paid 0x30.

6/25/15 - Received response from lender of: "Recording Numbers". Attached is a copy of an email correspondence from the title company dated 6/5/15 with subject line reflecting borrower name and seller name for subject transaction stating: "Transaction Closed - The Transaction has recorded and is now closed". Also contained in the email is the Warranty Deed and Deed of Trust recording numbers. ** Email confirms recording is complete. ** DEED 0049 Exception Cleared.

6/25/15 - Received response from lender of: "Recording Numbers". Attached is a copy of an email correspondence from the title company dated 6/5/15 with subject line reflecting borrower name and seller name for subject transaction stating: "Transaction Closed - The Transaction has recorded and is now closed". Also contained in the email is the Warranty Deed and Deed of Trust recording numbers. ** Email confirms recording is complete. ** DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300020320	165037	06/14/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Unable to confirm assets required to close and final terms of purchase. Credit and compliance review is not complete. Estimated HUD1 pg 797 used for review.	06/29/2015
Substantial verified reserves - Post closing reserves of $129,284.  Total required reserves is $52,233.24 (9 months for subject and 6 months for retained departure residence.)  All lender reserve requirements have been met.

 ; Excellent verified housing payment history - Credit report reflects 59 months of current and prior mortgage history paid 0x30.

6/25/15 - Received response from lender of: "Final HUD". Attached is a complete copy of the Final HUD1 Settlement Statement signed and stamped certified by the Settlement Agent. ** HUD 0001 Exception Cleared.
													Approved	A	A	A	A	A
300020320	165041	06/14/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 05/11/2015 initial application date.	09/16/2015
Substantial verified reserves - Post closing reserves of $129,284.  Total required reserves is $52,233.24 (9 months for subject and 6 months for retained departure residence.)  All lender reserve requirements have been met.

 ; Excellent verified housing payment history - Credit report reflects 59 months of current and prior mortgage history paid 0x30.

7/4/15 - Received a response from the lender stating: "HUD Booklet Issue". Attached is a lender memo on company letterhead stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Lender confirms disclosure is sent out within 3 days of original application date and that customer signature is not required, thus exception cleared. **  COMP 0038 Exception Cleared.

7/4/15 - Received a response from the lender stating: "HUD Booklet Issue". Attached is a lender memo on company letterhead stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Lender confirms disclosure is sent out within 3 days of original application date and that customer signature is not required, thus exception cleared. **  COMP 0038 Exception Cleared.
													Approved	A	A	A	A	A
300020320	165062	06/15/2015	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed
Borrowers are short $5133.97 in verified liquid assets for closing.  $30,000 EMD per HUD1 (pg 797) is not documented in loan file. Lender approval (pg 671) reflects EMD of $0 was verified. Bank statement (pg 8) reflects a $30,000 check cleared on 05/12/15, however no copy of check or other verification provided in file to confirm this is the EMD. Without verification of $30,000 in EMD funds clearing the borrowers account prior to statement date there are insufficient funds for closing.
									09/16/2015
Substantial verified reserves - Post closing reserves of $129,284.  Total required reserves is $52,233.24 (9 months for subject and 6 months for retained departure residence.)  All lender reserve requirements have been met.

 ; Excellent verified housing payment history - Credit report reflects 59 months of current and prior mortgage history paid 0x30.

8/3/15 - Received from lender copies of payroll checks paid to Borrower. No verification of EMD funds verification provided. Appears wrong documentation was uploaded. Exception not cleared. CRED 0016 Exception Remains.;
 8/5/15 - Received a copy of the borrowers checking account bank statement dated 5/14/15, which includes a copy of the cancelled check for the EMD. Check in the amount of $30,000 posted to the borrowers account on 5/12/15. ** Liquid assets are sufficient to close with earnest money deposit of $30,000 included. Large deposits not sourced totaling $15,751.66 excluded (Reference remaining CRED 0083 Exception) . CRED 0016 Exception Cleared.

8/5/15 - Received a copy of the borrowers checking account bank statement dated 5/14/15, which includes a copy of the cancelled check for the EMD. Check in the amount of $30,000 posted to the borrowers account on 5/12/15. ** Liquid assets are sufficient to close with earnest money deposit of $30,000 included. Large deposits not sourced totaling $15,751.66 excluded (Reference remaining CRED 0083 Exception) . CRED 0016 Exception Cleared.
													Approved	A	A	A	A	A
300020320	165063	06/15/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
UPDATED EXCEPTION:  Missing documentation to source large deposits into borrowers checking account: $5840.87 on 3/11/2015 (pgs 81), $5380.10 on 3/27/2015 (g 75), and $4530.69 on 5/11/2015 (pg 8).

 ORIGINAL EXCEPTION: Asset documentation is deficient for the following:  1) Updated statement (pg 8) does not reflect account # or account holders name. Asset verification must confirm borrower name and account number. 2) Missing documentation to confirm source of the following large deposits: $5380.10 on 3/27/2015 (pg 75), $5840.87 on 3/11/2015 (pgs 81). Additionally missing sourcing for deposit of $4530.69 on 5/11/2015 (pg 8) into Bank account with missing account number verification.
									09/16/2015
Substantial verified reserves - Post closing reserves of $129,284.  Total required reserves is $52,233.24 (9 months for subject and 6 months for retained departure residence.)  All lender reserve requirements have been met.

 ; Excellent verified housing payment history - Credit report reflects 59 months of current and prior mortgage history paid 0x30.

8/4/15 - Received a copy of Lenders Source of Funds Worksheet. Included is a complete copy of borrowers checking account statement dated 5/14/15. ** Exception partially cleared. Refer to updated exception provided below. CRED 0083 Exception Remains.

UPDATED EXCEPTION: Missing documentation to source large deposits into borrowers checking account: $5840.87 on 3/11/2015 (pgs 81), $5380.10 on 3/27/2015 (g 75), and $4530.69 on 5/11/2015 (pg 8).;

 8/6/15- Received 17 pg document from lender  full bank statements reflecting full name address and account number Bank statement period ending 5/28/15 in the amount of $181,241.19 for Borrower 1.  With comments from lender stating: The enclosed bank statements is being provided in lieu of the bank print out. The enclosed bank statement shows the same dates note on the unacceptable print out provide. Note: The large deposit for $113K (reflects deposited on 5/18/15 as counter credit) is the liquidation of stock account." Full liquidation of Stock account in the amount of $113497.00 matches source of funds worksheet.   Also on pg 10 is another email from the underwriter "The enclosed documentation is the source of the large deposit dated 3/27/15 in the amount of $5380.10. This is B1's reimbursement of expenses. Pg 11 is copy of breakdown of expenses in the exact amount of $5380.10 dated 2/19/15. On pg 12 email from underwriter states " The enclosed document is the source of the large deposit dated 3/11/15 in the amount of $5840.87. This B1's bonus income from his current employer." Copy of paystub made out to B1 in the amount of $5840.87 dated 3/20/15. Lastly, lender addressed the large deposit dated 5/11/15 in the amount of $4530.69. Those funds are from B1's employer also it is for commission. Copy of paystub dated 5/20/15 in the amount of $4530.69 provided. CRED 00083 exception cleared.

UPDATED EXCEPTION: Missing documentation to source large deposits into borrowers checking account: $5840.87 on 3/11/2015 (pgs 81), $5380.10 on 3/27/2015 (g 75), and $4530.69 on 5/11/2015 (pg 8).;

 8/6/15- Received 17 pg document from lender  full bank statements reflecting full name address and account number Bank statement period ending 5/28/15 in the amount of $181,241.19 for Borrower 1.  With comments from lender stating: The enclosed bank statements is being provided in lieu of the bank print out. The enclosed bank statement shows the same dates note on the unacceptable print out provide. Note: The large deposit for $113K (reflects deposited on 5/18/15 as counter credit) is the liquidation of stock account." Full liquidation of Stock account in the amount of $113497.00 matches source of funds worksheet.   Also on pg 10 is another email from the underwriter "The enclosed documentation is the source of the large deposit dated 3/27/15 in the amount of $5380.10. This is B1's reimbursement of expenses. Pg 11 is copy of breakdown of expenses in the exact amount of $5380.10 dated 2/19/15. On pg 12 email from underwriter states " The enclosed document is the source of the large deposit dated 3/11/15 in the amount of $5840.87. This B1's bonus income from his current employer." Copy of paystub made out to B1 in the amount of $5840.87 dated 3/20/15. Lastly, lender addressed the large deposit dated 5/11/15 in the amount of $4530.69. Those funds are from B1's employer also it is for commission. Copy of paystub dated 5/20/15 in the amount of $4530.69 provided. CRED 00083 exception cleared.
													Approved	A	A	A	A	A
300020320	165064	06/15/2015	Property	Missing evidence of recorded Private Road Mainenance Agreement	PROP 0013	1	Closed
Appraisal notes on pg 586 that access to subject is via a private street tract.  No private road maintenance agreement was located in loan file. Review of title documents reflects no evidence of recorded road maintenance agreement.
									07/09/2015
Substantial verified reserves - Post closing reserves of $129,284.  Total required reserves is $52,233.24 (9 months for subject and 6 months for retained departure residence.)  All lender reserve requirements have been met.

 ; Excellent verified housing payment history - Credit report reflects 59 months of current and prior mortgage history paid 0x30.

7/8/15 - Received corrected appraisal. Page 3 of the appraisal under Site Section has been amended to reflect there are no adverse site conditions or external factors. Appraiser explains that "Access is via Tract J, an undivided interest in Tract J was conveyed to lot 11 (the subject) in the plat dedication. This makes the tract part of the subject so Access is public not private. The maintenance and use of Tract J is shared equally by lots 10 and 11. The tract is an asphalt driveway serving both lots 10 and 11." Plat map is on page 35. Appraiser further comments in page 13 that in the absence of a formal agreement, the cost of maintaining the easement must be shared by each holder of an interest in the easement in the proportion to the use of the easement by each holder. this is in compliance with House Bill 1029 effective January 1, 2014 Section 2 subsection 3(a). The 1004 is revised to indicate access is public, thus, private road agreement not required. PROP 0013 Exception Cleared.

7/8/15 - Received corrected appraisal. Page 3 of the appraisal under Site Section has been amended to reflect there are no adverse site conditions or external factors. Appraiser explains that "Access is via Tract J, an undivided interest in Tract J was conveyed to lot 11 (the subject) in the plat dedication. This makes the tract part of the subject so Access is public not private. The maintenance and use of Tract J is shared equally by lots 10 and 11. The tract is an asphalt driveway serving both lots 10 and 11." Plat map is on page 35. Appraiser further comments in page 13 that in the absence of a formal agreement, the cost of maintaining the easement must be shared by each holder of an interest in the easement in the proportion to the use of the easement by each holder. this is in compliance with House Bill 1029 effective January 1, 2014 Section 2 subsection 3(a). The 1004 is revised to indicate access is public, thus, private road agreement not required. PROP 0013 Exception Cleared.
													Approved	A	A	A	A	A
300020320	165065	06/15/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
The VVOE for co-borrower (pg 11) does not confirm 24 months employment.  No start date is noted on the VVOE.  Per the final 1003 (pg 808) co-borrower has been employed for 3.75 years, however the required 24 months of employment verification for coborrower was not provided.
									08/24/2015
Substantial verified reserves - Post closing reserves of $129,284.  Total required reserves is $52,233.24 (9 months for subject and 6 months for retained departure residence.)  All lender reserve requirements have been met.

 ; Excellent verified housing payment history - Credit report reflects 59 months of current and prior mortgage history paid 0x30.

8/24/15 - Received response from lender of: "Processors cert". Attached is a lender memo executed by the AVP of the lender (Branch Ops Manager) and the loan processor stating: "it was noted that verbal verification of employment for the co-borrower was incomplete as it did not indicate her start date.  Input of this date on the document was an oversight. The start date was verified by the processor as of 8/11/2011. ** Verbal confirmation of the start date confirms 24 months employment history for co-borrower.  CRED 0082 Exception Cleared.

8/24/15 - Received response from lender of: "Processors cert". Attached is a lender memo executed by the AVP of the lender (Branch Ops Manager) and the loan processor stating: "it was noted that verbal verification of employment for the co-borrower was incomplete as it did not indicate her start date.  Input of this date on the document was an oversight. The start date was verified by the processor as of 8/11/2011. ** Verbal confirmation of the start date confirms 24 months employment history for co-borrower.  CRED 0082 Exception Cleared.
													Approved	A	A	A	A	A
300020320	165293	06/15/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing third party appraisal review.	06/29/2015
Substantial verified reserves - Post closing reserves of $129,284.  Total required reserves is $52,233.24 (9 months for subject and 6 months for retained departure residence.)  All lender reserve requirements have been met.

 ; Excellent verified housing payment history - Credit report reflects 59 months of current and prior mortgage history paid 0x30.
											6/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $913,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	6/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $913,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	Approved	A	A	A	A	A
300021407	164889	06/13/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $788,000 is supported. No post closing CDA provided.	06/19/2015
Substantial verified reserves - Post closing reserves of $180,821.73. 45 months of verified PITI reserves. 9 months of PITI reserves required per guidelines. ; Excellent verified credit history - 795 Qualifying score exceeds 740 minimum score per guidelines. No derogatory credit. Credit file dates back to 11/1989. ; Low DTI - 27.07% DTI on fully documented file. Maximum allowed DTI of 43% per lender guidelines.
											6/19/15-Received 3rd Party Desk Review that reflects original appraisal value of $788,000.00 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	6/19/15-Received 3rd Party Desk Review that reflects original appraisal value of $788,000.00 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300021407	164892	06/13/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	09/16/2015
Substantial verified reserves - Post closing reserves of $180,821.73. 45 months of verified PITI reserves. 9 months of PITI reserves required per guidelines. ; Excellent verified credit history - 795 Qualifying score exceeds 740 minimum score per guidelines. No derogatory credit. Credit file dates back to 11/1989. ; Low DTI - 27.07% DTI on fully documented file. Maximum allowed DTI of 43% per lender guidelines.

6/20/15 - Received response from lender of: "HUD Booklet Issue". Attached is a lender memo dated 6/20/15 stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required. Provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared. ** COMP 0038 Exception Cleared.

6/20/15 - Received response from lender of: "HUD Booklet Issue". Attached is a lender memo dated 6/20/15 stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required. Provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared. ** COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300021407	167337	06/22/2015	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	09/16/2015
Substantial verified reserves - Post closing reserves of $180,821.73. 45 months of verified PITI reserves. 9 months of PITI reserves required per guidelines. ; Excellent verified credit history - 795 Qualifying score exceeds 740 minimum score per guidelines. No derogatory credit. Credit file dates back to 11/1989. ; Low DTI - 27.07% DTI on fully documented file. Maximum allowed DTI of 43% per lender guidelines.

6/20/15 - Received response from lender of: "HUD Booklet Issue". Attached is a lender memo dated 6/20/15 stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required. Provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared. ** COMP 0039 Exception Cleared.

6/20/15 - Received response from lender of: "HUD Booklet Issue". Attached is a lender memo dated 6/20/15 stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required. Provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared. ** COMP 0039 Exception Cleared.
													Funded	A	A	A	A	A
300021804	166732	06/19/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence the borrower received the Patriot Act Disclosure within 3 business days of the application date. No copies of borrower identification was provided in the image file.	09/16/2015
Substantial verified reserves - Per guidelines, post close reserves of 9 months PITI on subject and 6 months other REO of is required, verified 115 months. Total post closing reserves of $328,185.89. Borrower has an additional $732,352 in assets which were verified but not used in qualifying. ; Substantial verified employment history - Borrower has been employed with Hewlett-Packard as a Software Engineer for over 14 years.; Excellent verified credit history - Borrower has long term established credit history since 1990 with mortgage history paid 0x30 for 136 months reviewed and all consumer credit reflected to be paid 0x30 and 791/799 FICO scores.; Income verified was not used in qualifying - Co-borrowers SSI income of $677/month was not used to qualify.

6/30/15 - Received a response from the lender stating: "Patriot Act disclosure issue". Attached is a statement "As the US Patriot Act disclosure is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with Property Chosen only must be sent a Patriot Act Form within 3 days of the ECOA application date for the subject loan but no signature is required. It further reflects it is not required for business purpose loans. ** Proof of customer signature is not required, thus exception cleared. COMP 0006 Exception Cleared.

6/30/15 - Received a response from the lender stating: "Patriot Act disclosure issue". Attached is a statement "As the US Patriot Act disclosure is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with Property Chosen only must be sent a Patriot Act Form within 3 days of the ECOA application date for the subject loan but no signature is required. It further reflects it is not required for business purpose loans. ** Proof of customer signature is not required, thus exception cleared. COMP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300021804	167063	06/21/2015	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed
Special Information Handbook not provided in file. Letter from Lender (pg 359) states lender policy is to provide HUD booklet within 3 days of application. No evidence that HUD Settlement Booklet was sent to borrower within 3 business days of application.
									09/16/2015
Substantial verified reserves - Per guidelines, post close reserves of 9 months PITI on subject and 6 months other REO of is required, verified 115 months. Total post closing reserves of $328,185.89. Borrower has an additional $732,352 in assets which were verified but not used in qualifying. ; Substantial verified employment history - Borrower has been employed with Hewlett-Packard as a Software Engineer for over 14 years.; Excellent verified credit history - Borrower has long term established credit history since 1990 with mortgage history paid 0x30 for 136 months reviewed and all consumer credit reflected to be paid 0x30 and 791/799 FICO scores.; Income verified was not used in qualifying - Co-borrowers SSI income of $677/month was not used to qualify.

6/26/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.

6/26/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300021804	167066	06/21/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Placeholder for JPM Appraisal Review, no attention required.	09/16/2015
Substantial verified reserves - Per guidelines, post close reserves of 9 months PITI on subject and 6 months other REO of is required, verified 115 months. Total post closing reserves of $328,185.89. Borrower has an additional $732,352 in assets which were verified but not used in qualifying. ; Substantial verified employment history - Borrower has been employed with Hewlett-Packard as a Software Engineer for over 14 years.; Excellent verified credit history - Borrower has long term established credit history since 1990 with mortgage history paid 0x30 for 136 months reviewed and all consumer credit reflected to be paid 0x30 and 791/799 FICO scores.; Income verified was not used in qualifying - Co-borrowers SSI income of $677/month was not used to qualify.
											7/1/15 - Placeholder for Appraisal Review, no attention required. PROP 0014 Exception Cleared.	7/1/15 - Placeholder for Appraisal Review, no attention required. PROP 0014 Exception Cleared.	Funded	A	A	A	A	A
300021412	168234	06/26/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	09/16/2015
Excellent verified credit history - 778/773 qualifying credit scores. 740 minimum required per lender guidelines. No derogatory credit. Credit file dates back to 7/2001. ; Substantial verified reserves - Post closing reserves of $70.776.44, 24.59 months of PITI reserves verified. 18 months required per lender guidelines.

6/26/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.

6/26/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
													Approved	A	A	A	A	A
300021412	168240	06/27/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	Mortgage (pg 513-525) is missing lender NMLS #.	07/23/2015
Excellent verified credit history - 778/773 qualifying credit scores. 740 minimum required per lender guidelines. No derogatory credit. Credit file dates back to 7/2001. ; Substantial verified reserves - Post closing reserves of $70.776.44, 24.59 months of PITI reserves verified. 18 months required per lender guidelines.

7/21/15 - Received a complete copy of the unrecorded Deed of Trust. Pg 13 of 13 provides NMLS numbers. ** Confirmed subject property description and NMLS numbers. Recording instructions provided in file (pg 471). DEED 0049 Exception Cleared.

7/21/15 - Received a complete copy of the unrecorded Deed of Trust. Pg 13 of 13 provides NMLS numbers. ** Confirmed subject property description and NMLS numbers. Recording instructions provided in file (pg 471). DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300021412	168241	06/27/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing 3rd Party Desk Review	07/23/2015
Excellent verified credit history - 778/773 qualifying credit scores. 740 minimum required per lender guidelines. No derogatory credit. Credit file dates back to 7/2001. ; Substantial verified reserves - Post closing reserves of $70.776.44, 24.59 months of PITI reserves verified. 18 months required per lender guidelines.
											6/26/15 - Received 3rd Party Desk Review that reflects original appraisal value of $556,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	6/26/15 - Received 3rd Party Desk Review that reflects original appraisal value of $556,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	Approved	A	A	A	A	A
300026772	170594	07/11/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Lender did not provide Final HUD 1. All HUDs in file are marked as estimated. Compliance review cannot be completed.	07/20/2015
Substantial verified reserves - Verified reserves after closing of $798,730.19 (118.31 months). 12 months of reserves required. ; Excellent verified credit history - 755/789 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 6/1997.
											7/17/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Compliance review complete. HUD 0001 Exception Cleared.	7/17/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Compliance review complete. HUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300026772	170597	07/12/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	07/20/2015
Substantial verified reserves - Verified reserves after closing of $798,730.19 (118.31 months). 12 months of reserves required. ; Excellent verified credit history - 755/789 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 6/1997.

7/17/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.

7/17/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
													Approved	A	A	A	A	A
300026772	170665	07/12/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Missing 3rd party verification of borrowers self employment confirming 2 years of self employment. State licensing search (pg 246) confirms existence of borrowers business, however no dates were verified to confirm 2 years of self employment.
									07/24/2015
Substantial verified reserves - Verified reserves after closing of $798,730.19 (118.31 months). 12 months of reserves required. ; Excellent verified credit history - 755/789 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 6/1997.

7/22/15 - Received copy of State business records search dated 7/22/15 confirming business existence from 3/1/2012, thus confirms 2 years verification of self-employment. Post Note consummation dated business search is in support of verification of employment dated 4/15/15, business tax returns, and P&L statement that was presented in the original loan file. CRED 0007 Exception Cleared.

7/22/15 - Received copy of State business records search dated 7/22/15 confirming business existence from 3/1/2012, thus confirms 2 years verification of self-employment. Post Note consummation dated business search is in support of verification of employment dated 4/15/15, business tax returns, and P&L statement that was presented in the original loan file. CRED 0007 Exception Cleared.
													Approved	A	A	A	A	A
300026772	170678	07/12/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Borrowers current primary mortgage with Central Loan Admin (pg 92) is rated for 10 months, however based on opening date this mortgage has been open for 17 months. Borrower reports living in current residence for 18 months, however only 10 months reporting.  Prior primary mortgage reflects history prior to 11/2013. Missing complete 24 month mortgage history.
									07/30/2015
Substantial verified reserves - Verified reserves after closing of $798,730.19 (118.31 months). 12 months of reserves required. ; Excellent verified credit history - 755/789 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 6/1997.

7/30/15 - Received response from lender of "pay history".  Attached is a pay history dated post-consummation.  The post-consummation dated pay history printout is in support of the credit report verification of the mortgage history (pg. 92 of file) that reflects 10 months of timely payments with last activity of 03/2015.  Loan consummation is 6/28/2015.  Printout confirms timely payments made up and through 07/2015 and back to 12/2013 (loan opened date).  A total of 19 months confirmed payments.  While printout was obtained post-consummation, it confirms satisfactory payments from 12/2013 through 05/2014 not covered with credit report and payments from 04/2015 through consummation of 06/2015.  All payments made timely and in support of the pre-consummation dated documentation.  Additional mortgage loan on credit report confirms a full 24 month satisfactory mortgage history.  CRED 0001 Exception Cleared.

7/30/15 - Received response from lender of "pay history".  Attached is a pay history dated post-consummation.  The post-consummation dated pay history printout is in support of the credit report verification of the mortgage history (pg. 92 of file) that reflects 10 months of timely payments with last activity of 03/2015.  Loan consummation is 6/28/2015.  Printout confirms timely payments made up and through 07/2015 and back to 12/2013 (loan opened date).  A total of 19 months confirmed payments.  While printout was obtained post-consummation, it confirms satisfactory payments from 12/2013 through 05/2014 not covered with credit report and payments from 04/2015 through consummation of 06/2015.  All payments made timely and in support of the pre-consummation dated documentation.  Additional mortgage loan on credit report confirms a full 24 month satisfactory mortgage history.  CRED 0001 Exception Cleared.
													Approved	A	A	A	A	A
300026772	170966	07/14/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Lender approved subject as Detached PUD with a PUD Rider attached to the mortgage. Preliminary Title (pg 883) reflects an HOA of View Pointe. Appraisal does not reflect subject is PUD. Appraiser should address property type discrepancy.
									07/24/2015
Substantial verified reserves - Verified reserves after closing of $798,730.19 (118.31 months). 12 months of reserves required. ; Excellent verified credit history - 755/789 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 6/1997.

7/22/15 - Received a copy of the amended appraisal report with signature date of 7/21/15. Original appraisal was corrected to reflect subject as detached PUD with no HOA assessments. Appraiser notes: "Also, the property is part of PUD which have common tracts of open space and sensitive area tracts. However, the seller indicates there are no HOA dues". APPR 0002 Exception Cleared.

7/22/15 - Received a copy of the amended appraisal report with signature date of 7/21/15. Original appraisal was corrected to reflect subject as detached PUD with no HOA assessments. Appraiser notes: "Also, the property is part of PUD which have common tracts of open space and sensitive area tracts. However, the seller indicates there are no HOA dues". APPR 0002 Exception Cleared.
													Approved	A	A	A	A	A
300026772	170969	07/14/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									07/20/2015
Substantial verified reserves - Verified reserves after closing of $798,730.19 (118.31 months). 12 months of reserves required. ; Excellent verified credit history - 755/789 qualifying credit scores. 720 minimum required per guidelines. No derogatory credit. Credit file dates back to 6/1997.

7/17/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders, Warranty Deed and legal description attachment (24 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.

7/17/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders, Warranty Deed and legal description attachment (24 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300040244	175081	08/05/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage (pg 571) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									08/10/2015
Excellent verified housing payment history - Excellent verified housing payment history - 138 months 0x30 mortgage history per credit report, 785/770 mid credit scores, 700 minimum required per guides.
 ; Excellent verified credit history - Borrowers have long term established credit history with current open/active accounts. History on credit report reflects account opened back to 1978 with all credit verified 0x30. Credit report reflects a revolving account opened since 1979 with 435 months of 0x30 payment history.; Substantial verified reserves - Substantial verified reserves - $79,672.99 verified reserves versus actual reserves required of $17,839.14 (9 months PITI).

8/7/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.

8/7/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300040244	175083	08/05/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
Missing Final HUD-1. HUD in file is marked Estimated (pg 588). Compliance review not complete. Unable to confirm final cash to borrower. Unable to confirm refinance type due to missing Final HUD. Additional conditions may apply pending receipt of Final HUD.
									08/10/2015
Excellent verified housing payment history - Excellent verified housing payment history - 138 months 0x30 mortgage history per credit report, 785/770 mid credit scores, 700 minimum required per guides.
 ; Excellent verified credit history - Borrowers have long term established credit history with current open/active accounts. History on credit report reflects account opened back to 1978 with all credit verified 0x30. Credit report reflects a revolving account opened since 1979 with 435 months of 0x30 payment history.; Substantial verified reserves - Substantial verified reserves - $79,672.99 verified reserves versus actual reserves required of $17,839.14 (9 months PITI).
											8/7/15 - Received 5-page final settlement agent CTC HUD1. HUD 0001 Exception Cleared.	8/7/15 - Received 5-page final settlement agent CTC HUD1. HUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300040244	175085	08/05/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $680,000 is supported. No Post Closing CDA provided in file.	08/06/2015
Excellent verified housing payment history - Excellent verified housing payment history - 138 months 0x30 mortgage history per credit report, 785/770 mid credit scores, 700 minimum required per guides.
 ; Excellent verified credit history - Borrowers have long term established credit history with current open/active accounts. History on credit report reflects account opened back to 1978 with all credit verified 0x30. Credit report reflects a revolving account opened since 1979 with 435 months of 0x30 payment history.; Substantial verified reserves - Substantial verified reserves - $79,672.99 verified reserves versus actual reserves required of $17,839.14 (9 months PITI).
											8/5/15 - Received 3rd Party Desk Review that reflects original appraisal value of $680,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	8/5/15 - Received 3rd Party Desk Review that reflects original appraisal value of $680,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300040244	175165	08/05/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Rate and term refinance paying off first loan and a second loan with Lender Home Equity opened in 03/2004. Missing documentation verifying that no aggregate draws greater than $2,000 have been made in the past 12 months for the Home Equity acct ending in 1998 as required per guides.
									08/10/2015
Excellent verified housing payment history - Excellent verified housing payment history - 138 months 0x30 mortgage history per credit report, 785/770 mid credit scores, 700 minimum required per guides.
 ; Excellent verified credit history - Borrowers have long term established credit history with current open/active accounts. History on credit report reflects account opened back to 1978 with all credit verified 0x30. Credit report reflects a revolving account opened since 1979 with 435 months of 0x30 payment history.; Substantial verified reserves - Substantial verified reserves - $79,672.99 verified reserves versus actual reserves required of $17,839.14 (9 months PITI).

8/7/15 - Received a response from the lender of: "proof of no draws".  Attached is a business online statement for the Home Equity line reflecting no draws were made in the prior 12 months.  Only activity is evidence of interest payments. CRED 0093 Exception Cleared.

8/7/15 - Received a response from the lender of: "proof of no draws".  Attached is a business online statement for the Home Equity line reflecting no draws were made in the prior 12 months.  Only activity is evidence of interest payments. CRED 0093 Exception Cleared.
													Approved	A	A	A	A	A
300038520	175135	08/05/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	08/12/2015
Substantial verified reserves - Verified funds after closing of $319,696.56 (101 months).; Excellent verified credit history - 780 qualifying score exceeds 740 minimum score required per guidelines.; Low DTI - 35.86% DTI is well below maximum of 43%.

8/11/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required. Provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.

8/11/15 - Lender provided a response stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required. Provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
													Approved	A	A	A	A	A
300038520	175139	08/05/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal report (pg 713) in incomplete due to it does not have PUD box checked and does not have HOA dues listed on the appraisal. Property is confirmed as a PUD by title and security instrument includes PUD Rider. HOA dues were not confirmed.
									09/15/2015
Substantial verified reserves - Verified funds after closing of $319,696.56 (101 months).; Excellent verified credit history - 780 qualifying score exceeds 740 minimum score required per guidelines.; Low DTI - 35.86% DTI is well below maximum of 43%.
											8/12/15 - Received amended appraisal report for subject property reflecting subject is a Detached PUD. PUD box is marked X. HOA dues is listed as $80/mo. APPR 0002 Exception Cleared.	8/12/15 - Received amended appraisal report for subject property reflecting subject is a Detached PUD. PUD box is marked X. HOA dues is listed as $80/mo. APPR 0002 Exception Cleared.	Approved	A	A	A	A	A
300038520	175325	08/06/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage (pg 397) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									08/12/2015
Substantial verified reserves - Verified funds after closing of $319,696.56 (101 months).; Excellent verified credit history - 780 qualifying score exceeds 740 minimum score required per guidelines.; Low DTI - 35.86% DTI is well below maximum of 43%.

8/11/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.

8/11/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300038520	175332	08/06/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing proof of HOA dues. Lender used $191/mo per Final 1003 (pg 235). Unable to determine actual HOA dues. Appraiser did not list monthly HOA dues in the appraisal report. CCRS in file from 1990 (pg 649) doesn't reflect HOA amount.
									08/12/2015
Substantial verified reserves - Verified funds after closing of $319,696.56 (101 months).; Excellent verified credit history - 780 qualifying score exceeds 740 minimum score required per guidelines.; Low DTI - 35.86% DTI is well below maximum of 43%.

8/12/15 - Received response from lender of: "Appraisal", however there is no attachment. Exception cleared based on received amended appraisal report for subject property via APPR 0002 reflecting subject is a Detached PUD. PUD box is marked X. HOA dues is listed as $80/mo. CRED 0093 Exception Cleared.

8/12/15 - Received response from lender of: "Appraisal", however there is no attachment. Exception cleared based on received amended appraisal report for subject property via APPR 0002 reflecting subject is a Detached PUD. PUD box is marked X. HOA dues is listed as $80/mo. CRED 0093 Exception Cleared.
													Approved	A	A	A	A	A
300038520	176242	08/12/2015	Compliance	Waiver of ECOA disclosure right to receive a copy of all written appraisals not delivered within 3 business days	ECOA 0002	1	Closed	Right to receive a copy of appraisal disclosure (pg 489) is dated 04/23/15 and is not delivered within 3 business days of RESPA application date of 06/25/15 (pg 267).	09/15/2015
Substantial verified reserves - Verified funds after closing of $319,696.56 (101 months).; Excellent verified credit history - 780 qualifying score exceeds 740 minimum score required per guidelines.; Low DTI - 35.86% DTI is well below maximum of 43%.

8/13/15 - Received Notice of Right to Copy of Appraisal disclosure dated 6/30/15, which is dated within 3 business days of Application date of 6/25/15. Included is a copy of the letter to borrower to evidence delivery of the appraisal report. ECOA 0002 Exception Cleared.

8/13/15 - Received Notice of Right to Copy of Appraisal disclosure dated 6/30/15, which is dated within 3 business days of Application date of 6/25/15. Included is a copy of the letter to borrower to evidence delivery of the appraisal report. ECOA 0002 Exception Cleared.
													Approved	A	A	A	A	A
300038520	176249	08/12/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Based on appraisal report received on 08/12/15, actual HOA dues is $80/mo for subject. Final 1003 (pg 235) reflects an incorrect amount of $191/mo. Provide an amended and initialed 1003 with evidence that both borrowers acknowledged and initialed the corrections on the Final 1003.
									08/26/2015
Substantial verified reserves - Verified funds after closing of $319,696.56 (101 months).; Excellent verified credit history - 780 qualifying score exceeds 740 minimum score required per guidelines.; Low DTI - 35.86% DTI is well below maximum of 43%.

8/26/15 - Received response from lender of: "Final App Revised". Attached is a copy of the Final 1003/Application. Monthly HOA payment of $191 was lined through on pg 2 and corrected to $80.  Both borrowers initialed the correction acknowledging the change. APP 0002 Exception Cleared.

8/26/15 - Received response from lender of: "Final App Revised". Attached is a copy of the Final 1003/Application. Monthly HOA payment of $191 was lined through on pg 2 and corrected to $80.  Both borrowers initialed the correction acknowledging the change. APP 0002 Exception Cleared.
													Approved	A	A	A	A	A
300013806	163340	06/04/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/15/2015
Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.

6/30/15 - Received response from lender of: "Closing Instructions". Attached is a copy of lenders closing instructions. ** No exception cleared. Closing instructions do not state specific detail how closing agent is to send legal documents to proper recording office. Please provide an official letter on bank letterhead executed by an Officer of the institution stating specific detail to indicate how closing agent is to send legal documents to proper recording office. Missing documentation in file to evidence that mortgage has been sent for recording or recording has been completed. ** DEED 0049 Exception Remains.;
 7/7/15 - Lender provided a letter of explanation in a company letter head memo executed by an AVP of the lender. Letter is provided to address lender process for recording for all Deed of Trust/Mortgage and Final Policies. Lender states: Immediately after settlement, the escrow company will send the Deed of Trust/Mortgage to the County Recorders office for recording." Exception cleared based on previously provided Closing Instructions (4 pages total). Page 3 of 4 of Lender general Closing Instruction under Special Instructions to Closer states The loan must record within 24 hours of funding of the wire must be returned to the lender is sufficient to prove loan documents will be sent for recording. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

7/7/15 - Lender provided a letter of explanation in a company letter head memo executed by an AVP of the lender. Letter is provided to address lender process for recording for all Deed of Trust/Mortgage and Final Policies. Lender states: Immediately after settlement, the escrow company will send the Deed of Trust/Mortgage to the County Recorders office for recording." Exception cleared based on previously provided Closing Instructions (4 pages total). Page 3 of 4 of Lender general Closing Instruction under Special Instructions to Closer states The loan must record within 24 hours of funding of the wire must be returned to the lender is sufficient to prove loan documents will be sent for recording. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300013806	163341	06/04/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	CDA provided, however unable to complete Post Closing appraisal analysis due to Missing original appraisal.	09/16/2015
Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.

6/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $560,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

6/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $560,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300013806	163342	06/04/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	The Appraisal report was not provided in the image file, unable to verify Appraisers License.	09/16/2015
Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.
											6/8/15 - Received copy of original appraisal report for the subject with appraised value of $560,000. Appraisers License is included in the report. APPR 0043 Exception Cleared.	6/8/15 - Received copy of original appraisal report for the subject with appraised value of $560,000. Appraisers License is included in the report. APPR 0043 Exception Cleared.	Approved	A	A	A	A	A
300013806	163343	06/04/2015	Property	Missing Affiliated Business Disclosure	COMP 0010	1	Closed
The borrowers were provided an Affiliated Business Disclosure dated 04/07/2015 and executed on 05/04/2015 from the lender (pg 302). An Affiliated Business Disclosure dated 12/04/2014 from the broker (pg 12), disclosing no affiliates. However, missing evidence that the seller, has no affiliations to disclose.
									07/01/2015
Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.

6/30/15 - Received response from lender of: "Letter from Compliance". Attached is a letter on company letterhead dated 6/30/15 signed by the Compliance Officer of affiliate institution. Letter details company affiliations with instructions to disregard letter dated 12/4/14 that was provided in the original file. ** Lender issued Affiliated Business Disclosure dated 4/7/15 discloses affiliation with seller insurance services company. Disclosure was electronically accepted by borrowers. Post consummation dated letter confirms affiliations. ** COMP 0010 Exception Cleared.

6/30/15 - Received response from lender of: "Letter from Compliance". Attached is a letter on company letterhead dated 6/30/15 signed by the Compliance Officer of affiliate institution. Letter details company affiliations with instructions to disregard letter dated 12/4/14 that was provided in the original file. ** Lender issued Affiliated Business Disclosure dated 4/7/15 discloses affiliation with seller insurance services company. Disclosure was electronically accepted by borrowers. Post consummation dated letter confirms affiliations. ** COMP 0010 Exception Cleared.
													Approved	A	A	A	A	A
300013806	163344	06/04/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	2	Acknowledged	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.
Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.

6/11/15 - Received response from lender of: "Proof HUD book sent". Attached is an e-mail correspondence which reads: "We include the HUD Settlement booklet/CHARM booklet in all initial packages as required by regulation." Also attached is lender print out reflecting Initial Disclosures were printed on 04/07/15 and 04/07/15 and shipped on 04/07/15 and 04/07/15. No exception cleared. Lender print out does not reference loan number, borrowers' names or subject information. Unable to match lender print out with subject loan. COMP 0038 Exception Remains.;
 6/25/15 - Received response from lender of: "Attestation". Attached is a attestation on lender letterhead signed by a director of Capital Markets of the lending institution stating: "The undersigned hereby affirms and attests on behalf of lender (Hereinafter referred to as "Seller") That we provide the following disclosure and Booklet to all Borrowers that applied for the following programs: 1) Special Information Booklet - Purchase Money Loans. 2) ARM Loan Program disclosure - All Arms Programs. Lender fully complies with all applicable State and Federal laws and regulations, including, but not limited to The Secure and Fair Enforcement for Mortgage Licensing Act of 2008 (the S.A.F.E. Act) and Federal Housing Finance Agency (FHFA) delivery requirements. ** OVERRIDE Missing evidence of delivery of HUD Settlement Booklet TO EV2 LEVEL:  While it is best practice for the originator to have proof of delivery of the HUD Settlement booklet to the consumer within 3-business days of the application date, there is no assignee liability and no private right of action, thus override to EV2 level ** COMP 0038 Overridden to EV2.
												Mitigated Risk: Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.	Approved	B	B	B	B	B
300013806	163345	06/04/2015	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	The Appraisal report was not provided in the image file, unable verify APN Number or legal description.	09/16/2015
Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.
											6/8/15 - Received copy of original appraisal report for the subject with appraised value of $560,000 via exception code APPR 00043. APN verified to be correct. COLL Exception Cleared.	6/8/15 - Received copy of original appraisal report for the subject with appraised value of $560,000 via exception code APPR 00043. APN verified to be correct. COLL Exception Cleared.	Approved	A	A	A	A	A
300013806	163347	06/04/2015	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
UPDATED EXCEPTION:
Hazard coverage is $317,250 (pg 33) with no guaranteed replacement or insurable value noted. Missing Appraisal Report to verify Cost New amount and determine whether the hazard coverage is sufficient. Hazard coverage does not cover Note amount.

ORIGINAL EXCEPTION:
Hazard coverage is $317,250 (pg 33) with no guaranteed replacement or insurable value noted. Hazard coverage is $317,250 insufficient to cover loan amount of $444,000. Based on appraisal received on 06/08/15, cost approach was omitted.

									06/24/2015
Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.

6/23/15 - Received response from lender of: "LOE Re: Replacement Cost". Attached is a letter dated 6/11/15 from the insurer that states: "We are unable to provide you with the actual cost estimator as it is done through a third party and insurer does not own the data. However, we are able to provide you with a copy of the binder as well as a copy of the policy declarations page which includes the reconstruction value calculated by the third party. On this policy, the Dwelling Protection - Coverage A reflects the estimated minimum replacement cost based on the use of a 3rd party calculator". ** Confirmed borrower name, policy number, policy expiration, subject property address, and insurer name to the hazard insurance certificate provided in file. Dwelling Protection Coverage $317,250 - Replacement Cost. Post consummation dated letter from the insurer confirms that the insurance certificate that was obtained pre consummation is sufficient to cover insurers replacement cost value. ** HAZ 0004 Exception Cleared.

6/23/15 - Received response from lender of: "LOE Re: Replacement Cost". Attached is a letter dated 6/11/15 from the insurer that states: "We are unable to provide you with the actual cost estimator as it is done through a third party and insurer does not own the data. However, we are able to provide you with a copy of the binder as well as a copy of the policy declarations page which includes the reconstruction value calculated by the third party using Residential Component Technology. On this policy, the Dwelling Protection - Coverage A reflects the estimated minimum replacement cost based on the use of the Residential Component Technology". ** Confirmed borrower name, policy number, policy expiration, subject property address, and insurer name to the hazard insurance certificate provided in file. Dwelling Protection Coverage $317,250 - Replacement Cost. Post consummation dated letter from the insurer confirms that the insurance certificate that was obtained pre consummation is sufficient to cover insurers replacement cost value. ** HAZ 0004 Exception Cleared.
													Approved	A	A	A	A	A
300013806	163348	06/04/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
The PITI is verified with a billing statement (pg 478) for co-borrowers REO property located in CO. Final 1003 indicates this property is a condominium. No verification of HOA dues are included with the escrow for taxes and insurance.
									09/15/2015
Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.

6/11/15 - Received evidence of HOA Fee for property in question. Document reflects HOA Fee of $174/mo which is also supported by copy of check made payable to the HOA in the amount of $2088 which calculates to $174/mo. CRED 0096 Exception Cleared.

6/11/15 - Received evidence of HOA Fee for  property in question. Document reflects HOA Fee of $174/mo which is also supported by copy of check made payable to the HOA in the amount of $2088 which calculates to $174/mo. CRED 0096 Exception Cleared.
													Approved	A	A	A	A	A
300013806	163349	06/04/2015	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	2	Acknowledged
Per updated Credit Report dated 5/22/2015 (pg 234 with borrower1 reflected as APP2) borrower has 1 open revolving trade seasoned 228 months. Per the initial Credit Report dated 4/02/2015 (pg 267 with borrower1 reflected as APP1), borrower had 3 open and active revolving trades. The updated credit report dated 5/22/2015 reflects 2 of the 3 formerly opened revolving trades as "Closed". Lender Exception Approval for borrower not meeting the minimum trade requirement per guidelines provided (pg 409) indicates the borrower had 2 recently open/active trades seasoned 8 and 4 months.

Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.

6/11/15 - Received response from Lender of: "Investor Exception Approval". Attached is copy of email chain from client reflecting tradeline exception Request has been pricing approved.  ** Sent email to client to confirm exception acknowledged and approved. Received response from client to confirm exception granted.  Override to EV2 level. CRED 0009 Overridden to EV2 level.

Client: 6/11/15 - Received response from Lender of: "Investor Exception Approval". Attached is copy of email chain from client reflecting tradeline exception Request has been pricing approved.  ** Sent email to client to confirm exception acknowledged and approved. Received response from client to confirm exception granted.  Override to EV2 level. CRED 0009 Overridden to EV2 level.
													Approved	B	B	B	B	B
300013806	163350	06/04/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
1) Borrowers paystubs (pg 482) are dated 1/17/2015 to 2/13/2015. Missing most recent 30 days paystubs. 2) Co-borrowers paystubs (pg 479) cover 2/02/2015 to 2/15/2015 and an additional paystub (pg 481) covers 4/27/2015 to 5/03/2015. Missing co-borrowers most recent 30 days paystubs.
									07/01/2015
Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.

6/11/15 - Received B1 paystubs for pay periods 03/28/15-04/10/15. Income used to qualify is supported, however, missing is most recent 30 days paystubs. Paystubs provided do not cover full 30 days. Missing co-borrowers most recent 30 days paystubs. CRED 0082 Exception Remains.;
 6/30/15 - Received response from lender of: "The paystubs clearly reflect 30 days worth of income". ** Paystubs provided in the original file for primary borrower cover 1/17/15 to 1/30/15 and 1/31/15 to 2/13/15, consecutive 30 days covered. Updated paystub for primary borrower covering 3/28/15 to 4/10/15 also provided. Paystubs provided in the original loan file for the co-borrower cover 2/2/15 to 2/8/15 and 2/9/15 to 2/15/15, 2 consecutive weeks covered. Updated paystub covers 4/27/15 to 5/3/15. Third party verification of employment for the co-borrower (pg 577) dated 4/15/15 provides YTD earnings, thus satisfies requirement of most recent 30 days paystub requirement. ** CRED 0082 Exception Cleared.

6/30/15 - Received response from lender of: "The paystubs clearly reflect 30 days worth of income". ** Paystubs provided in the original file for primary borrower cover 1/17/15 to 1/30/15 and 1/31/15 to 2/13/15, consecutive 30 days covered. Updated paystub for primary borrower covering 3/28/15 to 4/10/15 also provided. Paystubs provided in the original loan file for the co-borrower cover 2/2/15 to 2/8/15 and 2/9/15 to 2/15/15, 2 consecutive weeks covered. Updated paystub covers 4/27/15 to 5/3/15. Third party verification of employment for the co-borrower (pg 577) dated 4/15/15 provides YTD earnings, thus satisfies requirement of most recent 30 days paystub requirement. ** CRED 0082 Exception Cleared.
													Approved	A	A	A	A	A
300013806	163351	06/04/2015	Property	Missing Copy of Original Appraisal report	APPR 0001	1	Closed	The Appraisal Report was not provided in the image file. Appraiser review cannot be completed.	09/16/2015
Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.
											6/8/15 - Received copy of original appraisal report for the subject with appraised value of $560,000 via APPR 0043. APPR 0001 Exception Cleared.	6/8/15 - Received copy of original appraisal report for the subject with appraised value of $560,000 via APPR 0043. APPR 0001 Exception Cleared.	Approved	A	A	A	A	A
300013806	163357	06/04/2015	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Per guidelines, payment shock maximum is 250%. Borrowers prior housing is $1,035, which results in a payment shock value of 268.94%.	06/12/2015
Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.

6/11/15 - Received response from lender of: "NOTE FROM UW: Payment Shock = [(Monthly Housing Cost - Prior Housing Pmt)/Prior Housing Payment]*100 According to this formula the payment shock does not exceed 250%". Exception Cleared. Borrower prior rent payment of $1035 per VOR. Co-borrower has owned their departing residence for 8 years with verified full PITI of $812.15. Total prior housing payment of $1847.15. Payment shock of 27.46% does not exceed maximum payment shock of 250%. GIDE 0001 Exception Cleared.

6/11/15 - Received response from lender of: "NOTE FROM UW: Payment Shock = [(Monthly Housing Cost - Prior Housing Pmt)/Prior Housing Payment]*100 According to this formula the payment shock does not exceed 250%". Exception Cleared. Borrower prior rent payment of $1035 per VOR. Co-borrower has owned his departing residence for 8 years with verified full PITI of $812.15. Total prior housing payment of $1847.15. Payment shock of 27.46% does not exceed maximum payment shock of 250%. GIDE 0001 Exception Cleared.
													Approved	A	A	A	A	A
300013806	163387	06/04/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Borrowers reserves include funds from co-borrowers 401k account (pg 116). Missing the terms of withdrawal required for 401k accounts used for reserves. Borrowers reserves are insufficient without the funds from this account.
									09/15/2015
Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.
											6/11/15 - Received Terms of Withdrawal for 401k account. Terms of withdrawal found on page 143. CRED 0083 Exception Cleared.	6/11/15 - Received Terms of Withdrawal for 401k account. Terms of withdrawal found on page 143. CRED 0083 Exception Cleared.	Approved	A	A	A	A	A
300013806	163447	06/05/2015	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Subject is Purchase in Colorado. State of Colorado Net Tangible Benefit form required. Document (pg 308) is not the required document in State of Colorado.	07/22/2015
Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.

7/20/15 - Received response from lender of: "This is a purchase. Also;Per the Regulation (see below) we are exempt from having to use this form. CRSA 12-61-904(1)(c) exempts banks from the requirements of the Act". ** Agree. The Colorado NTB rules requirement to provide a completed disclosure form does not appear to apply to a non-mortgage broker. The rule applies to "individuals required to be licensed" pursuant to certain sections of the Colorado Revised Statutes. These sections discuss licensing requirements for mortgage loan originators, not non-mortgage brokers.  As a result, a non-mortgage broker, such as a bank, would not be subject to the Colorado NTB rules. NTB 0001 Exception Cleared.

7/20/15 - Received response from lender of: "This is a purchase. Also;Per the Regulation (see below) we are exempt from having to use this form. CRSA 12-61-904(1)(c) exempts banks from the requirements of the Act". ** Agree. The Colorado NTB rules requirement to provide a completed disclosure form does not appear to apply to a non-mortgage broker. The rule applies to "individuals required to be licensed" pursuant to certain sections of the Colorado Revised Statutes. These sections discuss licensing requirements for mortgage loan originators, not non-mortgage brokers.  As a result, a non-mortgage broker, such as a bank, would not be subject to the Colorado NTB rules. NTB 0001 Exception Cleared.
													Approved	A	A	A	A	A
300013806	164734	06/12/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
Based on documentation received on 06/11/15 via exception code CRED 0096, HOA Fee of $174/mo was not included in qualifying for REO located at 805 Summerhawk Dr #B-8, Longmont, CO. 1008 was included in the attachment reflecting manual correction to HOA Fees (from $0 to $174) which is incorrect. Verified HOA Fees should be counted toward All Other Monthly Payment as it does not apply to the subject property. Lender to provide signed and dated corrected 1008.
									07/24/2015
Substantial verified employment history - Borrower has been employed with current employer for 6 years. Co-borrower has been employed with current employer for 12 years.; Low DTI - Review DTI of 26.69% is well below the guidelines maximum DTI of 43%.; Excellent verified credit history - Borrowers credit report confirms a long standing history since 1996 of excellent credit history paid 0x30 and only minimal outstanding balances opened to support borrowers past willingness and ability to manage, maintain and make timely payments. Borrowers representative scores of 808/784 are above the minimum guideline requirement of 720.

7/22/15 - Received a corrected copy of the underwriter signed and dated 1008. 1008 was corrected to include non-subject property monthly HOA fee with All Other Debts. 1008 reflects lender qualified borrower with $178/mo HOA assessment. Documentation in file supports a $174/mo HOA assessment, variance is not material. APRV 0001 Exception Cleared.

7/22/15 - Received a corrected copy of the underwriter signed and dated 1008. 1008 was corrected to include non-subject property monthly HOA fee with All Other Debts. 1008 reflects lender qualified borrower with $178/mo HOA assessment. Documentation in file supports a $174/mo HOA assessment, variance is not material. APRV 0001 Exception Cleared.
													Approved	A	A	A	A	A
300013581	164382	06/11/2015	Credit	Underwriting Loan Approval is Deficient	APRV 0010	2	Acknowledged
No signed loan approval in file. 1008 in file (pg 169 ) is not executed or dated. Loan approval with Loan Program and conditions (pg 470) reflects an approval date typed of 4/13/2015, but it is not executed or dated.

Substantial verified employment history - Borrower has been employed for 9 years. ; Low DTI - Review DTI of 19.05% is well below the guideline max DTI of 43%.; Substantial verified reserves - Post closing reserves of $70.218.57. 20 months of PITI reserves verified. 12 months PITI reserves required. ; Excellent verified credit history - Qualifying scores of 795/753. 700 minimum required. No material derogatory credit. Borrowers credit report reflects only minimal outstanding debt owed with balances well under the high credit limits on accounts outstanding. A 15 year plus history verified to support borrowers ability to manage their credit and keep debt to a minimum.

6/25/15 - Received underwriter executed 1008 and loan approval reflecting a date of 06/24/15. 1008 DTI is 19.28% which matches to the 1008 originally provided. Approval date of 06/24/15 is post consummation dated thus exception overridden to EV2 level. APRV 0001 Exception Overridden to EV2.

Mitigated Risk: 6/25/15 - Received underwriter executed 1008 and loan approval reflecting a date of 06/24/15. 1008 DTI is 19.28% which matches to the 1008 originally provided. Approval date of 06/24/15 is post consummation dated thus exception overridden to EV2 level. APRV 0001 Exception Overridden to EV2.
													Funded	B	B	B	B	B
300013581	164385	06/11/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $825,000 is supported. CDA provided in file is dated 5/11/2015 which is prior to closing. No Post closing CDA provided.	09/16/2015
Substantial verified employment history - Borrower has been employed for 9 years. ; Low DTI - Review DTI of 19.05% is well below the guideline max DTI of 43%.; Substantial verified reserves - Post closing reserves of $70.218.57. 20 months of PITI reserves verified. 12 months PITI reserves required. ; Excellent verified credit history - Qualifying scores of 795/753. 700 minimum required. No material derogatory credit. Borrowers credit report reflects only minimal outstanding debt owed with balances well under the high credit limits on accounts outstanding. A 15 year plus history verified to support borrowers ability to manage their credit and keep debt to a minimum.

6/24/15 - Received 3rd Party Desk Review that reflects original appraisal value of $825,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

6/24/15 - Received 3rd Party Desk Review that reflects original appraisal value of $825,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300013581	164393	06/11/2015	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	2	Acknowledged
Hazard coverage of $518,906.25, including extended coverage, (pg 458) is insufficient to meet the lower of Note amount ($619,500) or cost to rebuild per appraisal of $586,626 (pg 185). No evidence Guaranteed replacement coverage noted on evidence of insurance. Based on documents in file hazard coverage is insufficient.

Substantial verified employment history - Borrower has been employed for 9 years. ; Low DTI - Review DTI of 19.05% is well below the guideline max DTI of 43%.; Substantial verified reserves - Post closing reserves of $70.218.57. 20 months of PITI reserves verified. 12 months PITI reserves required. ; Excellent verified credit history - Qualifying scores of 795/753. 700 minimum required. No material derogatory credit. Borrowers credit report reflects only minimal outstanding debt owed with balances well under the high credit limits on accounts outstanding. A 15 year plus history verified to support borrowers ability to manage their credit and keep debt to a minimum.

6/24/15 - Received additional information from Homeowners Insurance company detailing the additional coverages. Policy includes extended coverage of 125% (hazard coverage of $415,125 x 125% equals $518,906.25). Insurance coverage of $518,906.25 is insufficient to cover cost to rebuild per the appraisal of $586,626 or loan amount, however coverage is determined by Insurer to be sufficient. HAZ 0004 Exception Overridden to EV2.

Mitigated Risk: 6/24/15 - Received additional information from Homeowners Insurance company detailing the additional coverages. Policy includes extended coverage of 125% (hazard coverage of $415,125 x 125% equals $518,906.25). Insurance coverage of $518,906.25 is insufficient to cover cost to rebuild per the appraisal of $586,626 or loan amount, however coverage is determined by Insurer to be sufficient. HAZ 0004 Exception Overridden to EV2.
													Funded	B	B	B	B	B
300013581	164403	06/11/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No Final HUD provided in the image file. Estimated HUD used by review (pg 63). Credit and compliance review is not complete.	06/25/2015
Substantial verified employment history - Borrower has been employed for 9 years. ; Low DTI - Review DTI of 19.05% is well below the guideline max DTI of 43%.; Substantial verified reserves - Post closing reserves of $70.218.57. 20 months of PITI reserves verified. 12 months PITI reserves required. ; Excellent verified credit history - Qualifying scores of 795/753. 700 minimum required. No material derogatory credit. Borrowers credit report reflects only minimal outstanding debt owed with balances well under the high credit limits on accounts outstanding. A 15 year plus history verified to support borrowers ability to manage their credit and keep debt to a minimum.
											6/24/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Credit and compliance review complete. HUD 0001 Exception Cleared.	6/24/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Credit and compliance review complete. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300016903	167875	06/24/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
Missing signed and dated 1008 and/or lender loan approval. No evidence of approval in file with underwriting condition. Unable to confirm terms of final approval, approval date and approving underwriter.
									07/16/2015
Excellent verified housing payment history - 88 months of current and prior mortgage history reporting 0x30 mortgage.; Substantial verified employment history - Borrower has a stable work history of 10 yrs per VOE pg 469.; Excellent verified credit history - 777 credit score exceeds 740 minimum per guidelines. No derogatory credit report. Credit file dates back to 2/2003.

6/29/15 - Received underwriter executed 1008. No exception cleared. 1008 is not dated. Unable to determine approval date. DTI is 31.62%. APRV 0001 Exception Remains.;
 7/1/15 -  Received underwriter executed and dated 1008. DTI is 31.62% due to lender used greater 24 mo average income (2013/2014), however that is not supported by YTD bonus income. Reviewer used a lesser average based on 2013, 2014 and 2015 averaged over 36 months. Review ratio of 37.06% remains under 40% maximum allowed by guidelines. APRV 0001 Exception Cleared.

7/1/15 -  Received underwriter executed 1008 and dated 06/16/15. DTI is 31.62% due to lender used $9986/mo from a 24 mo average (2013/2014), however that is not supported by YTD bonus of $7988/mo. Reviewer used $7484.55/mo based on 2013,2015 and 2015 averaged over 36 months. Review ratio of 37.06% remains under 40% maximum allowed by guidelines. APRV 0001 Exception Cleared.
													Funded	A	A	A	A	A
300016903	168242	06/27/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/16/2015
Excellent verified housing payment history - 88 months of current and prior mortgage history reporting 0x30 mortgage.; Substantial verified employment history - Borrower has a stable work history of 10 yrs per VOE pg 469.; Excellent verified credit history - 777 credit score exceeds 740 minimum per guidelines. No derogatory credit report. Credit file dates back to 2/2003.

6/30/15 - Received lender response of: "This will not be recorded yet. Also, we service these loans. Thanks." No exception cleared. Provide an official letter on Institution Letterhead executed by an Officer of the Institution stating specific detail to indicate how closing agent is to send legal documents to proper recording office. No evidence located in file to evidence that mortgage has been sent for recording or recording has been completed. DEED 0049 Exception Remains.;
 7/7/15 - Lender provided a letter of explanation in a company letter head executed by an AVP. Letter is provided to address lender process for recording for all Deed of Trust/Mortgage and Final Policies. Lender states: "Immediately after settlement, the escrow company will send the Deed of Trust/Mortgage to the County Recorders office for recording." Exception cleared based on previously provided Closing Instructions (4 pages total). Page 3 of 4 of Lender general Closing Instruction under Special Instructions to Closer states "The loan must record within 24 hours of funding or the wire must be returned to the lender. This statement is sufficient to prove loan documents will be sent for recording." ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

7/7/15 - Lender provided a letter of explanation in a company letter head executed by an AVP. Letter is provided to address lender process for recording for all Deed of Trust/Mortgage and Final Policies. Lender states: "Immediately after settlement, the escrow company will send the Deed of Trust/Mortgage to the County Recorders office for recording." Exception cleared based on previously provided Closing Instructions (4 pages total). Page 3 of 4 of Lender general Closing Instruction under Special Instructions to Closer states "The loan must record within 24 hours of funding or the wire must be returned to the lender. This statement is sufficient to prove loan documents will be sent for recording." ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300016903	168243	06/27/2015	Compliance	RESPA Disclosure(s) is Deficient	COMP 0017	1	Closed
File contains an Affiliated Business Arrangement disclosure Letter (pg 302) which reflects lender has an affiliation.  Per letter (pg 9) lender has no affiliations. Lender letter contradicts disclosure provided to borrower.
									07/01/2015
Excellent verified housing payment history - 88 months of current and prior mortgage history reporting 0x30 mortgage.; Substantial verified employment history - Borrower has a stable work history of 10 yrs per VOE pg 469.; Excellent verified credit history - 777 credit score exceeds 740 minimum per guidelines. No derogatory credit report. Credit file dates back to 2/2003.

6/30/15 - Received response form lender of: "LOE from Compliance." Attached is a letter from lender in a company letter head signed by Compliance Officer that confirms lender affiliation with 11 other companies. The affiliated companies were listed in the document. Letter also states to disregard the letter dated 12/04/14 (stating lender has no affiliations) due to it contains inaccurate information. Signed affiliated disclosure is in original file (pg 302) and is dated 3 business days of application date. COMP 0017 Exception Cleared.

6/30/15 - Received response form lender of: "LOE from Compliance." Attached is a letter from lender in a company letter head signed by Compliance Officer that confirms lender affiliation with 11 other companies. The affiliated companies were listed in the document. Letter also states to disregard the letter dated 12/04/14 (stating lender has no affiliations) due to it contains inaccurate information. Signed affiliated disclosure is in original file (pg 302) and is dated 3 business days of application date. COMP 0017 Exception Cleared.
													Funded	A	A	A	A	A
300016903	168245	06/27/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Placeholder for JPM Appraisal Review, no attention required.	06/30/2015
Excellent verified housing payment history - 88 months of current and prior mortgage history reporting 0x30 mortgage.; Substantial verified employment history - Borrower has a stable work history of 10 yrs per VOE pg 469.; Excellent verified credit history - 777 credit score exceeds 740 minimum per guidelines. No derogatory credit report. Credit file dates back to 2/2003.
											Placeholder for JPM Appraisal Review, no attention required.	Placeholder for JPM Appraisal Review, no attention required.	Funded	A	A	A	A	A
300016903	168246	06/27/2015	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	Initial 1003 (pg 296) and final 1003 (pg 1) are not signed by loan officer. Missing any 1003 document signed by representative of lender.	06/30/2015
Excellent verified housing payment history - 88 months of current and prior mortgage history reporting 0x30 mortgage.; Substantial verified employment history - Borrower has a stable work history of 10 yrs per VOE pg 469.; Excellent verified credit history - 777 credit score exceeds 740 minimum per guidelines. No derogatory credit report. Credit file dates back to 2/2003.
											6/29/15 - Received lender response of: "INITIAL 1003 signed by LO". Attached are Initial and Final 1003 fully executed by all parties. APP 0004 Exception Cleared.	6/29/15 - Received lender response of: "INITIAL 1003 signed by LO". Attached are Initial and Final 1003 fully executed by all parties. APP 0004 Exception Cleared.	Funded	A	A	A	A	A
300016903	168273	06/28/2015	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed
Copy of Estimated/Unsigned HUD in file (pg 356) provided for evidence that prior primary residence was sold. Missing final HUD, signed or stamped by closing agent. Final HUD required to confirm HUD proceeds of at least $20,527 which was required for borrower to meet lender reserve requirements.
									07/01/2015
Excellent verified housing payment history - 88 months of current and prior mortgage history reporting 0x30 mortgage.; Substantial verified employment history - Borrower has a stable work history of 10 yrs per VOE pg 469.; Excellent verified credit history - 777 credit score exceeds 740 minimum per guidelines. No derogatory credit report. Credit file dates back to 2/2003.

6/30/15 - Received a HUD marked Final and stamped CTC by settlement agent for prior primary. HUD confirms cash proceeds of $20,527 to seller/borrower. Closing date is prior to consummation. HUD 0011 Exception Cleared.

6/30/15 - Received a HUD marked Final and stamped CTC by settlement agent for prior primary. HUD confirms cash proceeds of $20,527 to seller/borrower. Closing date is prior to consummation. HUD 0011 Exception Cleared.
													Funded	A	A	A	A	A
300015847	168127	06/25/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
Missing lender loan approval. Missing a signed and dated 1008 and/or lender loan approval with terms of final loan approval. Unable to determine final approval DTI, loan approval date and approving underwriter.
									07/29/2015
Excellent verified credit history - 802/791 Qualifying scores exceeds minimum 700 required score per guidelines. No derogatory credit. Credit file dates back to 7/1973. ; Excellent verified housing payment history - 239 months of current and prior mortgage history paid 0x30.; Low DTI - 58.33% LTV/CLTV. Guidelines allow to 70% LTV/CLTV on a cash out refinance.

7/23/15 - Received a copy of the signed 1008. ** No exception cleared. 1008 reflects changes to income, housing expenses, and liabilities. Corrected figures do not correspond with the Final 1003 Application (pg 1). Unable to determine lenders final approved DTI and loan approval date. APRV Exception Remains.;
 7/28/15 - Received a copy of the corrected Final 1008 signed and dated 6/12/15. Corrections include changes to income, housing expense, and all other debt. Corrected DTI 41.88%. 1008 corresponds with the corrected Final 1003 Application (Stip 7/23) that is pending borrowers signatures to acknowledge changes (APP 0002 Exception). APRV 0001 Exception Cleared.

7/28/15 - Received a copy of the corrected Final 1008 signed and dated 6/12/15. Corrections include changes to income, housing expense, and all other debt. Corrected DTI 41.88%. 1008 corresponds with the corrected Final 1003 Application (Stip 7/23) that is pending borrowers signatures to acknowledge changes (APP 0002 Exception). APRV 0001 Exception Cleared.
													Approved	A	A	A	A	A
300015847	168257	06/27/2015	Compliance	Loan DTI exceeds 43%	QMATR 0002	1	Closed
Final 1003 (pg 2) reflects income of $2131.12 for coborrower. Review income for coborrower is $1782.28. Lenders income is not supported. Resulting DTI based on verified coborrower income is 44.57% which exceeds 43% maximum allowed by Appendix Q.
									07/29/2015
Excellent verified credit history - 802/791 Qualifying scores exceeds minimum 700 required score per guidelines. No derogatory credit. Credit file dates back to 7/1973. ; Excellent verified housing payment history - 239 months of current and prior mortgage history paid 0x30.; Low DTI - 58.33% LTV/CLTV. Guidelines allow to 70% LTV/CLTV on a cash out refinance.

7/23/15 - Received response from lender of: "Income missing is the non taxable income portion of the borrowers SSI which is allowable per ATR. See 1008 comments from original underwriter. In addition see additional income documentation attached for co-borrower retirement income of $297.38/mo. This results in a 41.88% DTI and is well within requirement". Attached is a copy of the corrected underwriter signed 1008. ** Lender calculated borrower social security benefits based on monthly benefit amount per award letters (pg 541,542) x 38.43% per tax returns (pg 583) to determine non taxable amount. Lender then grossed up the taxable amount by 25% and added back the non-taxable portion to determine monthly social security income for each borrower of $2372.47/mo and $1712.42/mo. Actual income is $2254.52/mo and $1627.56/mo. Lender grossed up the greater taxable portion of the monthly social security benefits. Review grossed up the lesser non-taxable portions as required by Appendix Q. Review income corrected to allow for non-taxable portion of social security to be grossed up 25%. Review DTI 42.50% is within maximum allowed by Appendix Q of 43%. QMATR 0002 Exception Cleared.

7/23/15 - Received response from lender of: "Income missing is the non taxable income portion of the borrowers Social Security which is allowable per ATR. See 1008 comments from original underwriter. In addition see additional income documentation attached for co-borrower retirement income of $297.38/mo. This results in a 41.88% DTI and is well within requirement". Attached is a copy of the corrected underwriter signed 1008. ** Lender calculated borrower social security benefits based on monthly benefit amount per award letters (pg 541,542) x 38.43% per tax returns (pg 583) to determine non taxable amount. Lender then grossed up the taxable amount by 25% and added back the non-taxable portion to determine monthly social secuirty income for each borrower of $2372.47/mo and $1712.42/mo. Actual income is $2254.52/mo and $1627.56/mo. Lender grossed up the greater taxable portion of the monthly soscial secity benefits. Review grossed up the lesser non-taxable portions as required by Appendix Q. Review income corrected to allow for non-taxable portion of social security to be grossed up 25%. Review DTI 42.50% is within maximum allowed by Appendix Q of 43%. QMATR 0002 Exception Cleared.
													Approved	A	A	A	A	A
300015847	168296	06/28/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN # per appraisal is not stated on the Mortgage. APN is not confirmed on title documents provided (pg 614).	07/29/2015
Excellent verified credit history - 802/791 Qualifying scores exceeds minimum 700 required score per guidelines. No derogatory credit. Credit file dates back to 7/1973. ; Excellent verified housing payment history - 239 months of current and prior mortgage history paid 0x30.; Low DTI - 58.33% LTV/CLTV. Guidelines allow to 70% LTV/CLTV on a cash out refinance.

7/24/15 - Received response from lender of: "Attached is a printout from the County website. It reflects the Schedule Number (this matches the PIN reflected on the Deed of Trust), the property address and the owners name. I cannot speak to what is reflected on the Appraisal. ** No exception cleared. Appraiser to address APN discrepancy prior to clearing exception to confirm no corrections to Deed of Trust Required. COLL 0001 Exception Remains.;
 7/29/15 - File reviewed. Deed of Trust does not provide subject property APN. PIN provided on the DOT (pg 36) is the county "Schedule Number" for subject property (Stip 7/24). DOT property address and legal description containing neighborhood name, lot number, and block numbers agree with the original appraisal report (pg 176), thus supports Deed of Trust accurately described subject property. COLL 0001 Exception Cleared.

7/29/15 - File reviewed. Deed of Trust does not provide subject property APN. PIN provided on the DOT (pg 36) is the county "Schedule Number" for subject property (Stip 7/24). DOT property address and legal description containing neighborhood name, lot number, and block numbers agree with the original appraisal report (pg 176), thus supports Deed of Trust accurately described subject property. COLL 0001 Exception Cleared.
													Approved	A	A	A	A	A
300015847	168344	06/29/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
UPDATED EXCEPTION: High Yield Checking account statements dated 1/30/15 and 2/27/15 to support $3150/mo direct depoist of primary borrowers pension benefit are stale dated on the Consummation date.  Missing most recent 2 months High Yield Checking account bank statements to support primary borrowers direct deposit of pension benefits of $3150/mo.  Missing evidence of election for recurring withdrawal from primary borrowers retirement account to support $3150/mo pension benefit.

ORIGINAL EXCEPTION: Income documentation is deficient for the following:  1) Per lender commitment letter (pg 465) borrower was to provide award letters and annuity statements for the sources of income, verifying the sources of the 1099R benefits. Brokerage funds verified with documents in file. Missing documentation of income from one brokerage account. Due to missing income worksheet, it does not appear that lender used any income from this brokerage account to qualify, however documentation is insufficient to confirm.
 2) Borrower is using monthly withdrawal from a brokerage account of $3150/mo for income qualifying. This account (pg 201, 204) statements provided do not provide a transaction detail to confirm  borrower has a monthly withdrawal in the amount of $3150 for each month. Statements only confirm the total withdrawals during the statement period. Missing full statement with all transaction detail provided.
									08/10/2015
Excellent verified credit history - 802/791 Qualifying scores exceeds minimum 700 required score per guidelines. No derogatory credit. Credit file dates back to 7/1973. ; Excellent verified housing payment history - 239 months of current and prior mortgage history paid 0x30.; Low DTI - 58.33% LTV/CLTV. Guidelines allow to 70% LTV/CLTV on a cash out refinance.

7/23/15 - Received response from lender of: "Income missing is the non taxable income portion of the borrowers SSI which is allowable per ATR. See 1008 comments from original underwriter. In addition see additional income documentation attached for co-borrower retirement income of $297.38/mo. This results in a 41.88% DTI and is well within requirement". Attached is 1/30/15 and 2/27/15 High Yield Checking account statements to support $3150/mo direct deposit of borrowers pension benefit. Copy of co-borrowers direct deposit election form to support $297.38/mo Single Life Annuity retirement benefit attached. Included is the quarterly account statement dated 3/31/15 to evidence 3 months direct deposit of co-borrowers annuity retirement benefits. Attached copy of 2014 1099 supports co-borrowers $297.38/mo annuity retirement benefit. ** No exception cleared. Lender comments do not address exception. High Yield Checking account statements dated 1/30/15 and 2/27/15 to support $3150/mo direct deposit of primary borrowers pension benefit are stale dated on the Consummation date. See updated exception below. CRED 0082 Exception Remains.
UPDATED EXCEPTION: High Yield Checking account statements in file that support $3150/mo direct deposit of primary borrowers pension benefit are stale dated based on the consummation date.  Missing most recent 2 months High Yield Checking account bank statements to support primary borrowers direct deposit of pension benefits of $3150/mo. Missing evidence of election for recurring withdrawal from primary borrowers retirement account to support $3150/mo pension benefit.;
 8/6/15 - Received response from lender of: "Statements for pension".  Attached is 13-pages that includes 2-months full recent bank statements to the consummation date to support evidence of deposit of the monthly pension benefit.  **  Evidence of election for recurring withdrawal from primary borrowers retirement account is confirmed with the bank statements provided reflecting a direct deposit on each statement from the retirement pension investment fund.  CRED 0082 Exception Cleared;

8/6/15 - Received response from lender of: "Statements for pension".  Attached is 13-pages that includes 2-months full recent bank statements to the consummation date to support evidence of deposit of the monthly pension benefit.  **  Evidence of election for recurring withdrawal from primary borrowers retirement account is confirmed with the bank statements provided reflecting a direct deposit on each statement from the retirement pension investment fund.  CRED 0082 Exception Cleared;
													Approved	A	A	A	A	A
300015847	168353	06/29/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									07/08/2015
Excellent verified credit history - 802/791 Qualifying scores exceeds minimum 700 required score per guidelines. No derogatory credit. Credit file dates back to 7/1973. ; Excellent verified housing payment history - 239 months of current and prior mortgage history paid 0x30.; Low DTI - 58.33% LTV/CLTV. Guidelines allow to 70% LTV/CLTV on a cash out refinance.

6/30/15 - Received lender response of: "This should not and never has been a condition as it is not recorded yet and we service these files." No exception cleared. Provide an official letter on Bank Letterhead executed by an Officer of the Institution stating specific detail to indicate how closing agent is to send legal documents to proper recording office. No evidence located in file to evidence that mortgage has been sent for recording or recording has been completed. DEED 0049 Exception Remains.;
 7/7/15 - Lender provided a letter of explanation on a company letter head executed by an AVP. Letter is provided to address lender process for recording for all Deed of Trust/Mortgage and Final Policies. Lender states: "Immediately after settlement, the escrow company will send the Deed of Trust/Mortgage to the County Recorders office for recording." Exception cleared based on previously provided Closing Instructions (4 pages total). Page 3 of 4 of Lender general Closing Instruction under Special Instructions to Closer states "The loan must record within 24 hours of funding or the wire must be returned to the lender". This is sufficient to prove loan documents will be sent for recording. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

7/7/15 - Lender provided a letter of explanation in a company letter head executed by Linda Weston, AVP. Letter is provided to address lender process for recording for all Deed of Trust/Mortgage and Final Policies. Lender states: "Immediately after settlement, the escrow company will send the Deed of Trust/Mortgage to the County Recorders office for recording." Exception cleared based on previously provided Closing Instructions (4 pages total). Page 3 of 4 of Lender general Closing Instruction under Special Instructions to Closer states "The loan must record within 24 hours of funding of the wire must be returned to the lender". This is sufficient to prove loan documents will be sent for recording. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300015847	168354	06/29/2015	Compliance	RESPA Disclosure(s) is Deficient	COMP 0017	1	Closed
File contains an Affiliated Business Arrangement disclosure Letter (pg 349) which reflects lender has an affiliation. Per letter (pg 11) lender has no affiliations. Lender letter contradicts disclosure provided to borrower.
									07/01/2015
Excellent verified credit history - 802/791 Qualifying scores exceeds minimum 700 required score per guidelines. No derogatory credit. Credit file dates back to 7/1973. ; Excellent verified housing payment history - 239 months of current and prior mortgage history paid 0x30.; Low DTI - 58.33% LTV/CLTV. Guidelines allow to 70% LTV/CLTV on a cash out refinance.

6/30/15 - Received letter from lender in a company letter head signed by Compliance Officer that confirms lender affiliation with 11 other companies. The affiliated companies were listed in the document. Letter also states to disregard the letter dated 12/04/14 (stating lender has no affiliations) due to it contains inaccurate information. Signed affiliated disclosure is in original file (pg 349) and is dated 3 business days of application date. COMP 0017 Exception Cleared.

 Received response form lender of: "LOE from Compliance." Attached is a letter from lender in a company letter head signed by Compliance Officer that confirms lender affiliation with 11 other companies. The affiliated companies were listed in the document. Letter also states to disregard the letter dated 12/04/14 (stating lender has no affiliations) due to it contains inaccurate information. Signed affiliated disclosure is in original file (pg 349) and is dated 3 business days of application date. COMP 0017 Exception Cleared. - Client: State of Colorado ROR. Override to EV2 per ROR grading email dated 6/5/2015
													Approved	A	A	A	A	A
300015847	168355	06/29/2015	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed
Bank statement (pg 230, 236) reflect mortgage note holder payments of $1240/mo and $320.83/mo. Borrower letter (pg 464) indicates these are for biweekly mortgage service, however no further verification was provided. Missing full confirmation of these payments. Borrower LOE indicates these payment will cease with this refinance, however this was not confirmed. Missing documentation from the mortgage note holder that these payments have been cancelled or evidence that these payments were transferred to current 1st and 2nd mortgage.
									07/27/2015
Excellent verified credit history - 802/791 Qualifying scores exceeds minimum 700 required score per guidelines. No derogatory credit. Credit file dates back to 7/1973. ; Excellent verified housing payment history - 239 months of current and prior mortgage history paid 0x30.; Low DTI - 58.33% LTV/CLTV. Guidelines allow to 70% LTV/CLTV on a cash out refinance.

7/23/15 - Received response from lender of: "In addition see attached two months receipt of income of $3150/mo as well as proof the mortgage note holder bi-weekly payment was for the previous subject mortgages". Attached is 12 months transaction detail to support biweekly withdrawals for $1240 and $320.83 from borrowers High Yield Checking account (pg 230,236) were for refinanced mortgages. ** Letter of explanation presented in the original loan file states biweekly withdrawals were setup through third party for existing mortgage loan repayments (pg 464). Credit report supports 2 outstanding mortgages (pg 292). Title Commitment confirms 2 mortgages to be paid in refinance transaction (pg 617). Final HUD1 reflects both mortgages paid at closing (pg 109). Documentation in file supports existing mortgages were paid in the refinance transaction. Transaction detail and letter of explanation evidences biweekly withdrawals were for existing mortgages that were paid at closing. CRED 0097 Exception Cleared.

7/23/15 - Received response from lender of: "In addition see attached two months receipt of Fidelity income of $3150/mo as well as proof the Nationwide bi-weekly payment was for the previous subject mortgages". Attached is 12 months transaction detail to support biweekly withdrawals for $1240 and $320.83 from borrowers High Yield Checking account (pg 230,236) were for refinanced mortgages. ** Letter of expalnation presented in the original loan file states biweekly withdrawals were setup through third party for exisitng mortgage loan repayments (pg 464). Credit report supports 2 outstanding mortages (pg 292). Title Commitment confirms 2 mortgages to be paid in refinance transaction (pg 617). Final HUD1 refelcts both mortgage paid at closing (pg 109). Documentation in file supports exisitng mortgages were paid in the refinance transaction. Transaction detail and letter of explanation evidences biweekly withdrawals were for exisitng mortgages that were paid at closing. CRED 0097 Exception Cleared.
													Approved	A	A	A	A	A
300015847	172749	07/24/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Copy of the Final 1003 Application received 7/23/15 reflects corrections to both borrower and co-borrowers income. No evidence to confirm corrections were acknowledged by the borrowers. Corrected Final 1003 Application income section to be signed by both borrower an co-borrower to evidence borrowers acknowledgement of the changes. Or, a new Final 1003 to be drafted and executed by both lender and borrowers.
									07/29/2015
Excellent verified credit history - 802/791 Qualifying scores exceeds minimum 700 required score per guidelines. No derogatory credit. Credit file dates back to 7/1973. ; Excellent verified housing payment history - 239 months of current and prior mortgage history paid 0x30.; Low DTI - 58.33% LTV/CLTV. Guidelines allow to 70% LTV/CLTV on a cash out refinance.

7/23/15 NEW EXCEPTION - APP 0002 Final 1003 Application is Incomplete: Copy of the Final 1003 Application received 7/23/15 reflects corrections to both borrower and co-borrowers income. No evidence to confirm corrections were acknowledged by the borrowers. Corrected Final 1003 Application income section to be signed by both borrower an co-borrower to evidence borrowers acknowledgement of the changes. Or, a new Final 1003 to be drafted and executed by both lender and borrowers.;
 7/29/15 - Received response from Lender of: "1003 CORRECTED AND INITIALED BY BORROWERS". Attached is copy of the corrected 1003 reflecting borrower initials to the changes.  APP 0002 Exception Cleared.
												7/29/15 - Received response from Lender of: "1003 CORRECTED AND INITIALED BY BORROWERS". Attached is copy of the corrected 1003 reflecting borrower initials to the changes. APP 0002 Exception Cleared.	Approved	A	A	A	A	A
300015847	172752	07/24/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
UPDATED EXCEPTION: APN provided in the CDA dated 5/6/2015 does not agree with the APN/Parcel ID reflected in the original appraisal report dated 5/6/15. CDA appraiser to address APN discrepancy.

 ORIGINAL EXCEPTION: APN provided in the original appraisal report (pg 176) does not correspond with the APN provided in the CDA dated 5/6/15. On 7/24/15, Lender provided printout from County website that reflects "Schedule Number", which agrees with CDA APN. Appraiser to address APN discrepancy.
									07/29/2015
Excellent verified credit history - 802/791 Qualifying scores exceeds minimum 700 required score per guidelines. No derogatory credit. Credit file dates back to 7/1973. ; Excellent verified housing payment history - 239 months of current and prior mortgage history paid 0x30.; Low DTI - 58.33% LTV/CLTV. Guidelines allow to 70% LTV/CLTV on a cash out refinance.

7/24/15 - NEW EXCEPTION: APPR 0002 - Appraisal is Incomplete: APN provided in the original appraisal report (pg 176) does not correspond with the APN provided in the CDA dated 5/6/15. On 7/24/15, Lender provided printout from County website that reflects "Schedule Number" for subject property, which agrees with CDA APN. Appraiser to address APN discrepancy.;
7/27/15 - Received response from lender of:"The County records match the APN on the appraisal and schedule number on title docs. The appraiser is asking what the APN # on the CDA report is. Thank you!" ** Attached is a printout of Property Appraisal System reflecting subject property information. Parcel ID number agrees with the APN that is reflected in the original appraisal report dated 2/18/15. Refer to updated exception below. APPR 0002 Exception Remains.;

UPDATED EXCEPTION: APN provided in the CDA dated 5/6/2015 does not agree with the APN/Parcel ID reflected in the original appraisal report dated 5/6/15. CDA appraiser to address APN discrepancy.;

7/28/15 - Received response from lender of: "Can you please tell us the APN number on the CDA report? Thank you!" ** CDA APN reflects the Schedule Number (Stip 7/27), which is not the same as the APN/Parcel ID that is provided in the Original Appraisal Report. APPR 0002 Exception Remains.;
 7/29/15 - File reviewed. CDA APN is the county "Schedule Number" for subject property (Stip 7/24). CDA does not provide the actual APN/Parcel ID for subject property, however, CDA does provide the property address and OA legal description. CDA Appraiser comments state that the description of the property is accurate. County property information (Stip 7/24) confirms "Schedule Number" reflected as APN on CDA is for subject property. No additional action required. APPR 0002 Exception Cleared.

7/29/15 - File reviewed. CDA APN is the county "Schedule Number" for subject property (Stip 7/24). CDA does not provide the actual APN/Parcel ID for subject property, however, CDA does provide the property address and OA legal description. CDA Appraiser comments state that the description of the property is accurate. County property information (Stip 7/24) confirms "Schedule Number" reflected as APN on CDA is for subject property. No additional action required. APPR 0002 Exception Cleared.
													Approved	A	A	A	A	A
300014852	168932	07/02/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed
No signed or dated loan approval in file with Loan Program. 1008 in file (pg 154) is not signed or dated. No other lender approval in file. Unable to determine final terms of approval, approval date or approving underwriter.
									07/15/2015
Substantial verified reserves - Post closing reserves of $230,599.05. 49 months of verified PITI reserves. 12 months of PITI reserves were required. ; Low LTV/CLTV - 52.27% LTV/CLTV. Maximum of 80% LTV allowed. ; Excellent verified credit history - 784 qualifying credit score. 720 minimum required. No derogatory credit. Limited credit user. Credit file dates back to 2/1983.

7/8/15 - Received underwriter executed 1008 reflecting a date of 06/09/15. DTI is 42.70% which is lower than the DTI in the original 1008 in file. No exception cleared. Income figures reflected on 1008 do not match income figures on Final 1003 (pg 2). 1008 and Final 1003 should match. Provide an amended and initialed 1003 with evidence that  borrower acknowledged and initialed the income corrections on the Final 1003. APRV 0001 Exception Remains.;
 7/14/15 - Received the same underwriter executed 1008 previously provided reflecting a date of 06/09/15. Final DTI of 42.70% is lower than the DTI in the unsigned/undated 1008 in file of 43.12%. Review calculated DTI of 42.76%. Also received an amended and initialed 1003 page 2 with evidence that borrower acknowledged and initialed the income corrections on the Final 1003. 1008 and Final 1003 income sections are now matching. APRV 0001 Exception Cleared.

7/14/15 - Received the same underwriter executed 1008 previously provided reflecting a date of 06/09/15. Final DTI of 42.70% is lower than the DTI in the unsigned/undated 1008 in file of 43.12%. Review calculated DTI of 42.76%. Also received an amended and initialed 1003 page 2 with evidence that borrower acknowledged and initialed the income corrections on the Final 1003. 1008 and Final 1003 income sections are now matching. APRV 0001 Exception Cleared.
													Funded	A	A	A	A	A
300014852	168934	07/02/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									07/08/2015
Substantial verified reserves - Post closing reserves of $230,599.05. 49 months of verified PITI reserves. 12 months of PITI reserves were required. ; Low LTV/CLTV - 52.27% LTV/CLTV. Maximum of 80% LTV allowed. ; Excellent verified credit history - 784 qualifying credit score. 720 minimum required. No derogatory credit. Limited credit user. Credit file dates back to 2/1983.

7/7/15 - Lender provided a letter of explanation on company letter head executed by an AVP. Letter is provided to address lenders process for recording of all Deed of Trust/Mortgage and Final Policies. Lender states: "Immediately after settlement, the escrow company will send the Deed of Trust/Mortgage to the County Recorders office for recording." Exception cleared due to original file provided Closing Instructions (pg 19). Page 3 of 4 of Lender general Closing Instruction under Special Instructions to Closer states "The loan must record within 24 hours of funding or the wire must be returned to the lender". This is sufficient to prove loan documents will be sent for recording. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.

7/7/15 - Lender provided a letter of explanation in a company letter head executed by Linda Weston, AVP. Letter is provided to address lender process for recording for all Deed of Trust/Mortgage and Final Policies. Lender states: "Immediately after settlement, the escrow company will send the Deed of Trust/Mortgage to the County Recorders office for recording." Exception cleared due to original file provided Closing Instructions (pg 19). Page 3 of 4 of Lender general Closing Instruction under Special Instructions to Closer states "The loan must record within 24 hours of funding of the wire must be returned to the lender". This is sufficient to prove loan documents will be sent for recording. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300014852	168995	07/02/2015	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed	Missing Changed Circumstance documentation dated within 3 days prior to redisclosed GFE dated 5/8/2015 (pg 616) and redisclosed GFE dated 6/9/2015 (pg 621).	07/15/2015
Substantial verified reserves - Post closing reserves of $230,599.05. 49 months of verified PITI reserves. 12 months of PITI reserves were required. ; Low LTV/CLTV - 52.27% LTV/CLTV. Maximum of 80% LTV allowed. ; Excellent verified credit history - 784 qualifying credit score. 720 minimum required. No derogatory credit. Limited credit user. Credit file dates back to 2/1983.
											7/8/15 - Received response from lender of: "COC AND DISCLOSURES". Attached are GFEs dated 05/08/15, 05/29/15 and 06/09/15 with corresponding Changed Circumstance forms. RESPA 0005 Exception Cleared.	7/8/15 - Received response from lender of: "COC AND DISCLOSURES". Attached are GFEs dated 05/08/15, 05/29/15 and 06/09/15 with corresponding Changed Circumstance forms. RESPA 0005 Exception Cleared.	Funded	A	A	A	A	A
300014852	168998	07/02/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Lender qualified borrower with income from an annuity (pg 158, 163) of $1667/mo. Lender verified with 1099 forms. Missing evidence that this annuity will continue for a minimum of 36 months. Income from this annuity is required to qualify.
									07/08/2015
Substantial verified reserves - Post closing reserves of $230,599.05. 49 months of verified PITI reserves. 12 months of PITI reserves were required. ; Low LTV/CLTV - 52.27% LTV/CLTV. Maximum of 80% LTV allowed. ; Excellent verified credit history - 784 qualifying credit score. 720 minimum required. No derogatory credit. Limited credit user. Credit file dates back to 2/1983.

7/6/15 - Received lender response of "ANNUITY FOR LIFE". Attached is copy of annuity terms for B1 which confirms $1667/mo used to qualify and that payment will continue for life. CRED 0082 Exception Cleared.

7/6/15 - Received lender response of "ANNUITY FOR LIFE". Attached is copy of annuity terms for B1 which confirms $1667/mo used to qualify and that payment will continue for life. CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300014852	168999	07/02/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing Third Party Appraisal Review.	07/06/2015
Substantial verified reserves - Post closing reserves of $230,599.05. 49 months of verified PITI reserves. 12 months of PITI reserves were required. ; Low LTV/CLTV - 52.27% LTV/CLTV. Maximum of 80% LTV allowed. ; Excellent verified credit history - 784 qualifying credit score. 720 minimum required. No derogatory credit. Limited credit user. Credit file dates back to 2/1983.

7/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** PROP 0014 Exception Cleared.

7/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** PROP 0014 Exception Cleared.
													Funded	A	A	A	A	A
300023093	171313	07/16/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $750,000 is supported. No post closing CDA provided.	09/16/2015
Excellent verified credit history - 785 Qualifying score exceeds minimum for the program of 720 per credit report pg 35. No derogatory credit. ; Excellent verified housing payment history - Continuous mortgage rated for 104 months paid as agreed per credit report on pg 35.; Low DTI - 10.40% ratio is well below the maximum allowed of 43% per program guidelines.; Substantial verified employment history - 8.9 yr verified stable employment history for the borrower per VVOE pg 193.
											7/17/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	7/17/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300023093	171316	07/16/2015	Property	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	07/23/2015
Excellent verified credit history - 785 Qualifying score exceeds minimum for the program of 720 per credit report pg 35. No derogatory credit. ; Excellent verified housing payment history - Continuous mortgage rated for 104 months paid as agreed per credit report on pg 35.; Low DTI - 10.40% ratio is well below the maximum allowed of 43% per program guidelines.; Substantial verified employment history - 8.9 yr verified stable employment history for the borrower per VVOE pg 193.

7/22/15 - Received a memo from lenders mortgage loan closing department on company letterhead dated 7/22/15 that states: "Lender does not have any affiliated business to disclose. Therefore, the Affiliated Business Disclosure was not required". COMP 0010 Exception Cleared.

7/22/15 - Received a memo from lenders mortgage loan closing department on company letterhead dated 7/22/15 that states: "Lender does not have any affiliated business to disclose. Therefore, the Affiliated Business Disclosure was not required". COMP 0010 Exception Cleared.
													Approved	A	A	A	A	A
300023093	171317	07/16/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that Service information handbook was provided to borrower within 3 days of loan application. Lender did not provide a copy of the special information handbook in the file.	09/15/2015
Excellent verified credit history - 785 Qualifying score exceeds minimum for the program of 720 per credit report pg 35. No derogatory credit. ; Excellent verified housing payment history - Continuous mortgage rated for 104 months paid as agreed per credit report on pg 35.; Low DTI - 10.40% ratio is well below the maximum allowed of 43% per program guidelines.; Substantial verified employment history - 8.9 yr verified stable employment history for the borrower per VVOE pg 193.

7/22/15 - Received a copy of the Settlement Cost Booklet. ** Unable to determine the actual delivery of the disclosure to borrower (i.e. Letter with listed initial disclosures). No assignee liability or private right of action. COMP 0038 Exception Overridden to EV2.
												` - Mitigated Risk: 10.40% ratio is well below the maximum allowed of 43% per program guidelines.	Approved	A	A	A	A	A
300023093	171322	07/16/2015	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Lender did not provide a copy of the hazard insurance as required. Unable to confirm sufficient coverage was obtained.	09/16/2015
Excellent verified credit history - 785 Qualifying score exceeds minimum for the program of 720 per credit report pg 35. No derogatory credit. ; Excellent verified housing payment history - Continuous mortgage rated for 104 months paid as agreed per credit report on pg 35.; Low DTI - 10.40% ratio is well below the maximum allowed of 43% per program guidelines.; Substantial verified employment history - 8.9 yr verified stable employment history for the borrower per VVOE pg 193.

7/22/15 - Received a copy of the 60 day property damage binder signed by insurer on 6/17/15. Subject property is listed as insured property with coverage of $945,000. Policy period was corrected from 3/8/15 through 3/8/16 to 7/1/15 through 7/1/16, correction was not initialed by the agent. Replacement Cost coverage reflects the effective date, which is loan disbursement date. Confirmed coverage is sufficient to cover replacement cost of $625,815, which was provided in the original appraisal report. HAZ 0005 Exception Cleared.

7/22/15 - Received a copy of the 60 day property damage binder signed by insurer on 6/17/15. Subject property is listed as insured property with coverage of $945,000. Policy period was corrected from 3/8/15 through 3/8/16 to 7/1/15 through 7/1/16, correction was not initialed by the agent. Replacement Cost coverage reflects the effective date, which is loan disbursement date. Confirmed coverage is sufficient to cover replacement cost of $625,815, which was provided in the original appraisal report. HAZ 0005 Exception Cleared.
													Approved	A	A	A	A	A
300023093	171519	07/17/2015	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed
HUD proceeds from sale of prior primary were used to fund purchase. Copy of HUD (pg 612) reflects net proceeds of $167,654.31. HUD is signed only by the borrowers and is not signed or stamped by settlement agent. No verification in file that net proceeds were wired to borrower or title company. Missing HUD signed or stamped by settlement agent and proof that proceeds were disbursed to borrower. Borrower has insufficient funds for closing without sufficient verification of HUD proceeds.
									09/16/2015
Excellent verified credit history - 785 Qualifying score exceeds minimum for the program of 720 per credit report pg 35. No derogatory credit. ; Excellent verified housing payment history - Continuous mortgage rated for 104 months paid as agreed per credit report on pg 35.; Low DTI - 10.40% ratio is well below the maximum allowed of 43% per program guidelines.; Substantial verified employment history - 8.9 yr verified stable employment history for the borrower per VVOE pg 193.

7/23/15 - Received a copy of the Sellers HUD1 Settlement Statement  that is signed and stamped certified by the Settlement Agent for sale of departing residence.  HUD1 confirms departing residence mortgage payoff with $167,654.31 cash to borrower. Title incoming wire advice reflects $167,654.31 received. HUD 0011 Exception Cleared.

7/23/15 - Received a copy of the Sellers HUD1 Settlement Statement  that is signed and stamped certified by the Settlement Agent for sale of departing residence.  HUD1 confirms departing residence mortgage payoff with $167,654.31 cash to borrower. Title incoming wire advice reflects $167,654.31 received. HUD 0011 Exception Cleared.
													Approved	A	A	A	A	A